UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2012 to August 31, 2012

Item 1. Schedule of Investments.

The Trust’s Schedules of Investments as of the close of the reporting period prepared pursuant to Rules 12-12 — 12-14 Regulation S-X are as follows:

Ultra QQQ®

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 81.3%
	Consumer Discretionary — 12.6%

71,355	Amazon.com, Inc.*	$17,712,452
19,029	Apollo Group, Inc., Class A*	510,929
36,823	Bed Bath & Beyond, Inc.*	2,473,401
334,154	Comcast Corp., Class A	11,204,184
103,744	DIRECTV*	5,404,025
36,740	Dollar Tree, Inc.*	1,769,766
18,103	Expedia, Inc.	929,770
9,811	Fossil, Inc.*	833,444
32,961	Garmin Ltd.	1,329,976
83,889	Liberty Interactive Corp., Class A*	1,530,135
2	Liberty Ventures*	71
53,942	Mattel, Inc.	1,895,522
8,797	Netflix, Inc.*	525,357
257,073	News Corp., Class A	6,012,937
19,974	O’Reilly Automotive, Inc.*	1,696,791
7,889	priceline.com, Inc.*	4,769,453
35,878	Ross Stores, Inc.	2,482,399
16,860	Sears Holdings Corp.*	889,365
602,046	Sirius XM Radio, Inc.*	1,523,176
109,156	Staples, Inc.	1,191,983
120,139	Starbucks Corp.	5,960,096
75,456	Viacom, Inc., Class B	3,773,555
43,993	Virgin Media, Inc.	1,212,887
15,915	Wynn Resorts Ltd.	1,641,951
		77,273,625
	Consumer Staples — 3.8%

68,622	Costco Wholesale Corp.	6,716,035
24,605	Green Mountain Coffee Roasters, Inc.*	598,147
280,824	Kraft Foods, Inc., Class A	11,662,621
27,907	Monster Beverage Corp.*	1,644,559
29,077	Whole Foods Market, Inc.	2,813,200
		23,434,562
	Health Care — 8.6%

30,425	Alexion Pharmaceuticals, Inc.*	3,261,864
123,184	Amgen, Inc.	10,337,601
37,948	Biogen Idec, Inc.*	5,562,798
69,769	Celgene Corp.*	5,026,159
26,995	Cerner Corp.*	1,974,414
22,448	DENTSPLY International, Inc.	814,189
127,579	Express Scripts Holding Co.*	7,988,997
119,950	Gilead Sciences, Inc.*	6,919,916
14,238	Henry Schein, Inc.*	1,093,621
6,285	Intuitive Surgical, Inc.*	3,090,900
28,286	Life Technologies Corp.*	1,349,525
67,895	Mylan, Inc.*	1,600,285
14,798	Perrigo Co.	1,627,336
33,428	Vertex Pharmaceuticals, Inc.*	1,782,715
39,660	Warner Chilcott plc, Class A	540,169
		52,970,489
	Industrials — 1.3%

25,761	C.H. Robinson Worldwide, Inc.	1,458,330
33,645	Expeditors International of Washington, Inc.	1,231,743
46,895	Fastenal Co.	2,020,706
56,494	PACCAR, Inc.	2,254,676
13,470	Stericycle, Inc.*	1,232,774
		8,198,229
	Information Technology — 53.9%

176,084	Activision Blizzard, Inc.	2,070,748
78,579	Adobe Systems, Inc.*	2,457,165
28,380	Akamai Technologies, Inc.*	1,064,534
51,102	Altera Corp.	1,907,638
148,105	Apple, Inc.	98,525,370
203,011	Applied Materials, Inc.	2,373,199
36,383	Autodesk, Inc.*	1,129,692
77,466	Automatic Data Processing, Inc.	4,499,225
38,631	Avago Technologies Ltd.	1,412,736
43,427	Baidu, Inc. (ADR)*	4,839,505
25,515	BMC Software, Inc.*	1,056,321
78,880	Broadcom Corp., Class A*	2,802,606
74,738	CA, Inc.	1,945,430
32,835	Check Point Software Technologies Ltd.*	1,513,365
848,473	Cisco Systems, Inc.	16,188,865
29,488	Citrix Systems, Inc.*	2,290,923
48,227	Cognizant Technology Solutions Corp., Class A*	3,100,032
277,020	Dell, Inc.*	2,933,642
204,516	eBay, Inc.*	9,708,375
50,351	Electronic Arts, Inc.*	671,179
12,579	F5 Networks, Inc.*	1,226,327
21,615	Fiserv, Inc.*	1,541,366
106,952	Flextronics International Ltd.*	719,787
41,180	Google, Inc., Class A*	28,212,006
12,250	Infosys Ltd. (ADR)	520,992
796,856	Intel Corp.	19,785,934
46,512	Intuit, Inc.	2,722,812
26,505	KLA-Tencor Corp.	1,359,972
19,046	Lam Research Corp.*	650,040
36,461	Linear Technology Corp.	1,204,125
90,766	Marvell Technology Group Ltd.	923,998
46,285	Maxim Integrated Products, Inc.	1,256,175
30,658	Microchip Technology, Inc.	1,065,365
156,749	Micron Technology, Inc.*	973,411
1,330,609	Microsoft Corp.	41,009,369
57,491	NetApp, Inc.*	1,984,589
48,569	Nuance Communications, Inc.*	1,158,371
98,015	NVIDIA Corp.*	1,375,150
788,001	Oracle Corp.	24,940,232
57,422	Paychex, Inc.	1,909,856
271,523	QUALCOMM, Inc.	16,687,804
81,642	Research In Motion Ltd.*	546,185
38,597	SanDisk Corp.*	1,590,968
67,349	Seagate Technology plc	2,155,841
114,159	Symantec Corp.*	2,035,455
181,257	Texas Instruments, Inc.	5,263,703
25,021	VeriSign, Inc.*	1,193,001
41,798	Xilinx, Inc.	1,417,370
193,027	Yahoo!, Inc.*	2,827,846
		330,748,600
	Materials — 0.4%

8,361	Randgold Resources Ltd. (ADR)	860,932
19,143	Sigma-Aldrich Corp.	1,359,727
		2,220,659
	Telecommunication Services — 0.7%

145,266	Vodafone Group plc (ADR)	4,201,093

	Total Common Stocks (Cost $484,897,990)	499,047,257

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 5.9%
	Federal Home Loan Bank
$23,202,665	0.00%, due 09/04/12	$23,202,665
	U.S. Treasury Bills
124,000	0.00%, due 09/27/12	123,990
13,007,000	0.00%, due 11/23/12	13,003,967
	Total U.S. Government & Agency Securities (Cost $36,330,622)	36,330,622

	Repurchase Agreements (a)(b) — 7.7%
47,345,850	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $47,346,776	47,345,850
	Total Repurchase Agreements (Cost $47,345,850)	47,345,850

	Total Investment Securities (Cost $568,574,462) — 94.9%	582,723,729
	Other assets less liabilities — 5.1%	31,415,915
	Net Assets — 100.0%	$614,139,644

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $107,575,880.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR       American Depositary Receipt

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,301,976
Aggregate gross unrealized depreciation	(17,570,502)
Net unrealized appreciation	$13,731,474
Federal income tax cost of investments	$568,992,255

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	388	09/21/12	$21,512,660	$1,108,369

Cash collateral in the amount of $612,360 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$798,049	$283,351

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	119,830,634	1,909,652

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	454,627	13,547

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	1,165,389	448,556

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	1,309,394	204,421

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	132,945	3,951

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	486,463,840	10,968,332

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	97,556,144	16,398,034

		$30,229,844

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 50.8%
	Consumer Discretionary — 5.9%

58,398	Home Depot, Inc. (The)	$3,314,087
58,398	McDonald’s Corp.	5,226,037
58,398	Walt Disney Co. (The)	2,888,949
		11,429,073
	Consumer Staples — 6.6%

58,398	Coca-Cola Co. (The)	2,184,085
58,398	Kraft Foods, Inc., Class A	2,425,269
58,398	Procter & Gamble Co. (The)	3,923,762
58,398	Wal-Mart Stores, Inc.	4,239,695
		12,772,811
	Energy — 6.0%

58,398	Chevron Corp.	6,549,920
58,398	Exxon Mobil Corp.	5,098,145
		11,648,065
	Financials — 5.1%

58,398	American Express Co.	3,404,603
58,398	Bank of America Corp.	466,600
58,398	JPMorgan Chase & Co.	2,168,902
58,398	Travelers Cos., Inc. (The)	3,780,687
		9,820,792
	Health Care — 4.0%

58,398	Johnson & Johnson	3,937,777
58,398	Merck & Co., Inc.	2,514,034
58,398	Pfizer, Inc.	1,393,376
		7,845,187
	Industrials — 10.5%

58,398	3M Co.	5,407,655
58,398	Boeing Co. (The)	4,169,617
58,398	Caterpillar, Inc.	4,983,101
58,398	General Electric Co.	1,209,423
58,398	United Technologies Corp.	4,663,080
		20,432,876
	Information Technology — 8.6%

58,398	Cisco Systems, Inc.	1,114,234
58,398	Hewlett-Packard Co.	985,758
58,398	Intel Corp.	1,450,022
58,398	International Business Machines Corp.	11,378,850
58,398	Microsoft Corp.	1,799,827
		16,728,691
	Materials — 1.7%

58,398	Alcoa, Inc.	499,887
58,398	E.I. du Pont de Nemours & Co.	2,905,300
		3,405,187
	Telecommunication Services — 2.4%

58,398	AT&T, Inc.	2,139,703
58,398	Verizon Communications, Inc.	2,507,610
		4,647,313
	Total Common Stocks (Cost $99,517,950)	98,729,995

Principal Amount
	U.S. Government & Agency Securities (a) — 18.2%
	Federal Home Loan Bank
$18,076,256	0.00%, due 09/04/12	18,076,256
	U.S. Treasury Bills
15,300,000	0.00%, due 09/27/12	15,298,903
2,000,000	0.00%, due 11/23/12	1,999,488
	Total U.S. Government & Agency Securities (Cost $35,374,647)	35,374,647

	Repurchase Agreements (a)(b) — 23.0%
44,684,362	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $44,685,238	44,684,362
	Total Repurchase Agreements (Cost $44,684,362)	44,684,362

	Total Investment Securities (Cost $179,576,959) — 92.0%	178,789,004
	Other assets less liabilities — 8.0%	15,522,733
	Net Assets — 100.0%	$194,311,737

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $45,413,924.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,492,758
Aggregate gross unrealized depreciation	(5,280,713)
Net unrealized depreciation	$(787,955)
Federal income tax cost of investments	$179,576,959

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	468	09/21/12	$30,623,580	$1,023,051

Cash collateral in the amount of $1,362,130 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$3,750,181	$5,585

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	157,624,676	5,307,552

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	6,005,731	9,147

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	2,819,099	40,855

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	3,460,715	216,972

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	40,439,035	2,909,744

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	45,202,580	4,067,797

		$12,557,652

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 62.2%
	Consumer Discretionary — 6.8%

6,108	Abercrombie & Fitch Co., Class A	$219,827
26,708	Amazon.com, Inc.*	6,629,727
8,045	Apollo Group, Inc., Class A*	216,008
3,077	AutoNation, Inc.*	123,695
1,977	AutoZone, Inc.*	714,962
17,229	Bed Bath & Beyond, Inc.*	1,157,272
20,524	Best Buy Co., Inc.	364,096
4,705	Big Lots, Inc.*	143,220
8,490	BorgWarner, Inc.*	583,942
15,867	Cablevision Systems Corp., Class A	237,212
16,911	CarMax, Inc.*	517,307
33,595	Carnival Corp.	1,165,075
48,051	CBS Corp. (Non-Voting), Class B	1,746,173
2,380	Chipotle Mexican Grill, Inc.*	686,963
21,321	Coach, Inc.	1,239,390
199,818	Comcast Corp., Class A	6,699,898
20,745	D.R. Horton, Inc.	393,948
9,537	Darden Restaurants, Inc.	495,447
4,399	DeVry, Inc.	84,945
48,542	DIRECTV*	2,528,553
18,911	Discovery Communications, Inc., Class A*	1,037,079
17,181	Dollar Tree, Inc.*	827,609
6,658	Expedia, Inc.	341,955
8,662	Family Dollar Stores, Inc.	551,250
282,854	Ford Motor Co.	2,641,856
3,843	Fossil, Inc.*	326,463
9,635	GameStop Corp., Class A	183,836
17,401	Gannett Co., Inc.	265,539
24,668	Gap, Inc. (The)	883,608
11,558	Genuine Parts Co.	730,003
18,127	Goodyear Tire & Rubber Co. (The)*	221,149
21,981	H&R Block, Inc.	364,005
17,152	Harley-Davidson, Inc.	719,698
5,222	Harman International Industries, Inc.	240,369
8,662	Hasbro, Inc.	324,912
113,422	Home Depot, Inc. (The)	6,436,698
21,950	International Game Technology	269,765
32,818	Interpublic Group of Cos., Inc. (The)	349,184
10,862	J.C. Penney Co., Inc.	283,281
50,405	Johnson Controls, Inc.	1,371,520
17,786	Kohl’s Corp.	928,429
10,400	Leggett & Platt, Inc.	246,896
12,051	Lennar Corp., Class A	390,814
17,898	Limited Brands, Inc.	869,843
87,188	Lowe’s Cos., Inc.	2,483,114
30,605	Macy’s, Inc.	1,233,688
19,606	Marriott International, Inc., Class A	738,754
25,234	Mattel, Inc.	886,723
75,315	McDonald’s Corp.	6,739,939
20,726	McGraw-Hill Cos., Inc. (The)	1,061,171
4,112	Netflix, Inc.*	245,569
21,477	Newell Rubbermaid, Inc.	385,083
156,144	News Corp., Class A	3,652,208
27,173	NIKE, Inc., Class B	2,645,563
11,861	Nordstrom, Inc.	685,922
20,222	Omnicom Group, Inc.	1,038,804
9,373	O’Reilly Automotive, Inc.*	796,236
3,722	priceline.com, Inc.*	2,250,210
25,014	PulteGroup, Inc.*	342,192
4,842	Ralph Lauren Corp.	768,183
16,712	Ross Stores, Inc.	1,156,303
6,886	Scripps Networks Interactive, Inc., Class A	406,963
2,841	Sears Holdings Corp.*	149,863
51,065	Staples, Inc.	557,630
56,201	Starbucks Corp.	2,788,132
14,655	Starwood Hotels & Resorts Worldwide, Inc.	807,930
49,002	Target Corp.	3,140,538
9,389	Tiffany & Co.	581,649
23,159	Time Warner Cable, Inc.	2,056,982
71,126	Time Warner, Inc.	2,955,285
54,890	TJX Cos., Inc.	2,513,413
7,055	TripAdvisor, Inc.*	235,919
8,260	Urban Outfitters, Inc.*	310,080
6,431	VF Corp.	981,885
39,116	Viacom, Inc., Class B	1,956,191
132,463	Walt Disney Co. (The)	6,552,945
357	Washington Post Co. (The), Class B	125,842
5,745	Whirlpool Corp.	433,518
10,825	Wyndham Worldwide Corp.	564,415
5,874	Wynn Resorts Ltd.	606,021
34,131	Yum! Brands, Inc.	2,174,827
		103,763,111
	Consumer Staples — 6.9%

150,822	Altria Group, Inc.	5,121,915
48,804	Archer-Daniels-Midland Co.	1,305,507
32,020	Avon Products, Inc.	494,709
11,661	Beam, Inc.	680,536
11,027	Brown-Forman Corp., Class B	706,799
13,117	Campbell Soup Co.	460,931
9,618	Clorox Co. (The)	699,710
334,332	Coca-Cola Co. (The)	12,504,017
22,235	Coca-Cola Enterprises, Inc.	656,600
35,379	Colgate-Palmolive Co.	3,761,141
30,773	ConAgra Foods, Inc.	772,710
12,026	Constellation Brands, Inc., Class A*	396,136
32,051	Costco Wholesale Corp.	3,136,831
94,959	CVS Caremark Corp.	4,325,382
13,667	Dean Foods Co.*	224,412
15,691	Dr. Pepper Snapple Group, Inc.	703,114
16,703	Estee Lauder Cos., Inc. (The), Class A	1,001,345
47,955	General Mills, Inc.	1,886,070
23,692	H. J. Heinz Co.	1,320,118
11,283	Hershey Co. (The)	810,345
10,181	Hormel Foods Corp.	292,398
8,420	J.M. Smucker Co. (The)	715,447
18,275	Kellogg Co.	925,629
29,045	Kimberly-Clark Corp.	2,428,162
131,396	Kraft Foods, Inc., Class A	5,456,876
41,594	Kroger Co. (The)	926,714
9,658	Lorillard, Inc.	1,212,176
9,824	McCormick & Co., Inc. (Non-Voting)	603,587
15,108	Mead Johnson Nutrition Co.	1,107,870

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11,639	Molson Coors Brewing Co., Class B	$518,401
11,362	Monster Beverage Corp.*	669,563
115,915	PepsiCo, Inc.	8,395,723
126,390	Philip Morris International, Inc.	11,286,627
203,087	Procter & Gamble Co. (The)	13,645,416
24,562	Reynolds American, Inc.	1,132,308
17,811	Safeway, Inc.	278,742
43,400	Sysco Corp.	1,315,020
21,399	Tyson Foods, Inc., Class A	335,108
63,957	Walgreen Co.	2,287,102
127,886	Wal-Mart Stores, Inc.	9,284,524
12,089	Whole Foods Market, Inc.	1,169,611
		104,955,332
	Energy — 7.0%

16,317	Alpha Natural Resources, Inc.*	96,923
37,026	Anadarko Petroleum Corp.	2,564,791
28,961	Apache Corp.	2,483,406
32,505	Baker Hughes, Inc.	1,482,228
15,549	Cabot Oil & Gas Corp.	643,884
18,253	Cameron International Corp.*	998,622
49,071	Chesapeake Energy Corp.	949,524
146,219	Chevron Corp.	16,399,923
93,719	ConocoPhillips	5,322,302
16,879	CONSOL Energy, Inc.	509,746
28,950	Denbury Resources, Inc.*	448,435
29,991	Devon Energy Corp.	1,734,380
5,136	Diamond Offshore Drilling, Inc.	344,215
17,129	Ensco plc, Class A	982,691
19,998	EOG Resources, Inc.	2,165,783
11,094	EQT Corp.	598,632
346,559	Exxon Mobil Corp.	30,254,601
17,737	FMC Technologies, Inc.*	830,801
68,401	Halliburton Co.	2,240,817
7,974	Helmerich & Payne, Inc.	363,933
22,531	Hess Corp.	1,138,491
37,233	Kinder Morgan, Inc.	1,331,824
52,281	Marathon Oil Corp.	1,454,457
25,245	Marathon Petroleum Corp.	1,306,429
14,415	Murphy Oil Corp.	739,922
21,529	Nabors Industries Ltd.*	317,983
31,596	National Oilwell Varco, Inc.	2,489,765
9,993	Newfield Exploration Co.*	326,072
18,705	Noble Corp.*	713,409
13,168	Noble Energy, Inc.	1,157,467
60,108	Occidental Petroleum Corp.	5,109,781
20,200	Peabody Energy Corp.	436,926
46,339	Phillips 66	1,946,238
9,124	Pioneer Natural Resources Co.	888,313
13,203	QEP Resources, Inc.	378,794
12,020	Range Resources Corp.	783,584
9,184	Rowan Cos. plc, Class A*	323,093
98,850	Schlumberger Ltd.	7,154,763
25,807	Southwestern Energy Co.*	803,372
48,377	Spectra Energy Corp.	1,367,134
7,828	Sunoco, Inc.	369,403
10,412	Tesoro Corp.	413,773
40,974	Valero Energy Corp.	1,280,847
46,353	Williams Cos., Inc. (The)	1,495,811
14,721	WPX Energy, Inc.*	229,648
		105,372,936
	Financials — 9.0%

25,115	ACE Ltd.	1,851,729
34,667	Aflac, Inc.	1,600,922
36,392	Allstate Corp. (The)	1,356,694
74,211	American Express Co.	4,326,501
54,345	American International Group, Inc.*	1,865,664
29,228	American Tower Corp. (REIT)	2,057,651
16,217	Ameriprise Financial, Inc.	890,475
24,208	Aon plc	1,257,848
9,837	Apartment Investment & Management Co., Class A (REIT)	260,484
6,398	Assurant, Inc.	225,529
7,084	AvalonBay Communities, Inc. (REIT)	1,002,528
798,667	Bank of America Corp.	6,381,349
88,407	Bank of New York Mellon Corp. (The)	1,992,694
51,764	BB&T Corp.	1,632,637
130,323	Berkshire Hathaway, Inc., Class B*	10,991,442
9,517	BlackRock, Inc.	1,678,513
11,106	Boston Properties, Inc. (REIT)	1,245,316
43,004	Capital One Financial Corp.	2,431,016
24,295	CBRE Group, Inc., Class A*	420,546
80,192	Charles Schwab Corp. (The)	1,081,790
20,024	Chubb Corp. (The)	1,479,573
12,031	Cincinnati Financial Corp.	465,118
217,292	Citigroup, Inc.	6,455,745
24,577	CME Group, Inc.	1,349,277
14,566	Comerica, Inc.	447,322
39,297	Discover Financial Services	1,521,973
18,861	E*TRADE Financial Corp.*	161,639
22,283	Equity Residential (REIT)	1,345,893
6,888	Federated Investors, Inc., Class B	146,163
68,173	Fifth Third Bancorp	1,032,139
18,721	First Horizon National Corp.	167,740
10,520	Franklin Resources, Inc.	1,235,048
36,438	Genworth Financial, Inc., Class A*	192,757
36,465	Goldman Sachs Group, Inc. (The)	3,855,080
32,683	Hartford Financial Services Group, Inc.	586,006
31,108	HCP, Inc. (REIT)	1,426,613
16,733	Health Care REIT, Inc. (REIT)	977,877
53,243	Host Hotels & Resorts, Inc. (REIT)	814,618
39,139	Hudson City Bancorp, Inc.	281,409
64,091	Huntington Bancshares, Inc./OH	423,001
5,376	IntercontinentalExchange, Inc.*	734,899
33,209	Invesco Ltd.	786,389
282,090	JPMorgan Chase & Co.	10,476,823
70,636	KeyCorp	595,461
30,144	Kimco Realty Corp. (REIT)	612,526
9,314	Legg Mason, Inc.	228,938
14,677	Leucadia National Corp.	313,794
21,155	Lincoln National Corp.	491,219
22,658	Loews Corp.	921,048
9,376	M&T Bank Corp.	814,774
40,460	Marsh & McLennan Cos., Inc.	1,382,518
78,701	MetLife, Inc.	2,686,065
14,666	Moody’s Corp.	580,774
112,875	Morgan Stanley	1,693,125

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (a) (continued)
9,092		NASDAQ OMX Group, Inc. (The)	$207,934
17,857		Northern Trust Corp.	829,279
18,806		NYSE Euronext	471,090
26,372		People’s United Financial, Inc.	315,673
11,978		Plum Creek Timber Co., Inc. (REIT)	490,260
39,187		PNC Financial Services Group, Inc.	2,435,864
22,243		Principal Financial Group, Inc.	610,348
45,196		Progressive Corp. (The)	882,678
34,119		Prologis, Inc. (REIT)	1,165,846
34,766		Prudential Financial, Inc.	1,895,095
10,528		Public Storage (REIT)	1,532,456
104,685		Regions Financial Corp.	728,608
22,462		Simon Property Group, Inc. (REIT)	3,564,719
36,139		SLM Corp.	569,189
36,222		State Street Corp.	1,506,835
39,883		SunTrust Banks, Inc.	1,003,855
18,922		T. Rowe Price Group, Inc.	1,162,568
7,314		Torchmark Corp.	374,331
28,817		Travelers Cos., Inc. (The)	1,865,613
140,376		U.S. Bancorp	4,689,962
21,182		Unum Group	413,261
21,403		Ventas, Inc. (REIT)	1,401,682
13,769		Vornado Realty Trust (REIT)	1,117,630
393,819		Wells Fargo & Co.	13,401,661
39,830		Weyerhaeuser Co. (REIT)	992,165
23,113		XL Group plc	534,373
13,634		Zions Bancorp.	262,455
			135,660,102
		Health Care — 7.3%

116,590		Abbott Laboratories	7,641,309
25,761		Aetna, Inc.	989,480
25,769		Agilent Technologies, Inc.	957,576
14,230		Alexion Pharmaceuticals, Inc.*	1,525,598
22,785		Allergan, Inc.	1,962,472
18,578		AmerisourceBergen Corp.	715,625
57,651		Amgen, Inc.	4,838,072
40,805		Baxter International, Inc.	2,394,437
15,013		Becton, Dickinson and Co.	1,140,688
17,770		Biogen Idec, Inc.*	2,604,904
105,912		Boston Scientific Corp.*	571,925
125,181		Bristol-Myers Squibb Co.	4,132,225
6,227		C.R. Bard, Inc.	610,931
25,641		Cardinal Health, Inc.	1,014,102
16,446		CareFusion Corp.*	432,036
32,654		Celgene Corp.*	2,352,394
10,873		Cerner Corp.*	795,251
21,371		Cigna Corp.	978,151
10,635		Coventry Health Care, Inc.	442,735
35,719		Covidien plc	2,002,050
6,944		DaVita, Inc.*	675,443
10,500		DENTSPLY International, Inc.	380,835
8,489		Edwards Lifesciences Corp.*	866,812
75,684		Eli Lilly & Co.	3,398,968
59,705		Express Scripts Holding Co.*	3,738,727
19,678		Forest Laboratories, Inc.*	682,630
56,130		Gilead Sciences, Inc.*	3,238,140
12,240		Hospira, Inc.*	411,019
12,084		Humana, Inc.	846,847
2,932		Intuitive Surgical, Inc.*	1,441,928
203,552		Johnson & Johnson	13,725,511
7,151		Laboratory Corp. of America Holdings*	628,930
13,227		Life Technologies Corp.*	631,060
17,435		McKesson Corp.	1,518,763
77,120		Medtronic, Inc.	3,135,699
225,409		Merck & Co., Inc.	9,703,857
31,849		Mylan, Inc.*	750,681
6,483		Patterson Cos., Inc.	220,228
8,455		PerkinElmer, Inc.	230,822
6,912		Perrigo Co.	760,113
554,941		Pfizer, Inc.	13,240,892
11,767		Quest Diagnostics, Inc.	711,551
23,242		St. Jude Medical, Inc.	877,618
24,010		Stryker Corp.	1,278,773
30,685		Tenet Healthcare Corp.*	159,255
27,212		Thermo Fisher Scientific, Inc.	1,560,608
76,887		UnitedHealth Group, Inc.	4,174,964
8,260		Varian Medical Systems, Inc.*	485,605
6,612		Waters Corp.*	530,216
9,421		Watson Pharmaceuticals, Inc.*	766,398
24,510		WellPoint, Inc.	1,467,414
13,068		Zimmer Holdings, Inc.	807,341
			111,149,609
		Industrials — 6.3%

51,426		3M Co.	4,762,048
—	#	ACCO Brands Corp.*	3
7,667		Avery Dennison Corp.	239,440
55,516		Boeing Co. (The)	3,963,842
12,052		C.H. Robinson Worldwide, Inc.	682,264
48,359		Caterpillar, Inc.	4,126,473
8,195		Cintas Corp.	331,242
11,793		Cooper Industries plc	862,658
77,019		CSX Corp.	1,729,847
14,237		Cummins, Inc.	1,382,555
42,608		Danaher Corp.	2,282,511
29,462		Deere & Co.	2,212,891
13,602		Dover Corp.	786,332
3,546		Dun & Bradstreet Corp. (The)	287,049
25,020		Eaton Corp.	1,118,894
54,371		Emerson Electric Co.	2,757,697
8,919		Equifax, Inc.	408,312
15,756		Expeditors International of Washington, Inc.	576,827
21,869		Fastenal Co.	942,335
23,372		FedEx Corp.	2,048,088
4,051		Flowserve Corp.	517,151
12,516		Fluor Corp.	644,574
26,722		General Dynamics Corp.	1,750,558
785,226		General Electric Co.	16,262,030
57,731		Honeywell International, Inc.	3,374,377
35,384		Illinois Tool Works, Inc.	2,097,917
22,131		Ingersoll-Rand plc	1,034,846
12,689		Iron Mountain, Inc.	416,199
9,564		Jacobs Engineering Group, Inc.*	378,161
7,825		Joy Global, Inc.	417,698
7,197		L-3 Communications Holdings, Inc.	505,517
19,741		Lockheed Martin Corp.	1,799,195
26,471		Masco Corp.	374,829
24,128		Norfolk Southern Corp.	1,748,315
18,656		Northrop Grumman Corp.	1,247,900
26,450		PACCAR, Inc.	1,055,619
8,601		Pall Corp.	477,441
11,190		Parker Hannifin Corp.	894,976

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
14,861	Pitney Bowes, Inc.	$198,543
10,749	Precision Castparts Corp.	1,731,449
15,787	Quanta Services, Inc.*	378,888
13,362	R.R. Donnelley & Sons Co.	146,715
24,705	Raytheon Co.	1,396,327
23,338	Republic Services, Inc.	645,296
10,617	Robert Half International, Inc.	279,227
10,566	Rockwell Automation, Inc.	761,386
10,744	Rockwell Collins, Inc.	525,059
7,197	Roper Industries, Inc.	739,780
3,786	Ryder System, Inc.	151,478
4,294	Snap-on, Inc.	298,089
56,882	Southwest Airlines Co.	508,525
12,670	Stanley Black & Decker, Inc.	833,433
6,290	Stericycle, Inc.*	575,661
20,754	Textron, Inc.	554,547
34,311	Tyco International Ltd.	1,934,454
35,269	Union Pacific Corp.	4,283,067
71,107	United Parcel Service, Inc., Class B	5,248,408
67,532	United Technologies Corp.	5,392,430
4,510	W.W. Grainger, Inc.	928,880
34,297	Waste Management, Inc.	1,185,990
13,757	Xylem, Inc.	334,158
		95,530,401
	Information Technology — 12.6%

47,743	Accenture plc, Class A	2,940,969
36,761	Adobe Systems, Inc.*	1,149,516
43,646	Advanced Micro Devices, Inc.*	162,363
13,294	Akamai Technologies, Inc.*	498,658
23,896	Altera Corp.	892,038
12,011	Amphenol Corp., Class A	731,110
22,093	Analog Devices, Inc.	877,976
69,227	Apple, Inc.	46,052,569
94,975	Applied Materials, Inc.	1,110,258
17,012	Autodesk, Inc.*	528,223
36,258	Automatic Data Processing, Inc.	2,105,865
11,951	BMC Software, Inc.*	494,771
36,744	Broadcom Corp., Class A*	1,305,514
26,233	CA, Inc.	682,845
396,984	Cisco Systems, Inc.	7,574,455
13,801	Citrix Systems, Inc.*	1,072,200
22,559	Cognizant Technology Solutions Corp., Class A*	1,450,093
11,512	Computer Sciences Corp.	370,802
112,479	Corning, Inc.	1,348,623
110,188	Dell, Inc.*	1,166,891
85,150	eBay, Inc.*	4,042,071
23,558	Electronic Arts, Inc.*	314,028
155,623	EMC Corp.*	4,091,329
5,868	F5 Networks, Inc.*	572,071
17,679	Fidelity National Information Services, Inc.	556,888
4,400	First Solar, Inc.*	87,956
10,104	Fiserv, Inc.*	720,516
11,423	FLIR Systems, Inc.	226,175
18,863	Google, Inc., Class A*	12,922,853
8,450	Harris Corp.	397,404
146,535	Hewlett-Packard Co.	2,473,511
372,866	Intel Corp.	9,258,263
85,501	International Business Machines Corp.	16,659,870
21,769	Intuit, Inc.	1,274,357
13,503	Jabil Circuit, Inc.	307,598
17,152	JDS Uniphase Corp.*	191,931
39,253	Juniper Networks, Inc.*	684,572
12,414	KLA-Tencor Corp.	636,962
14,924	Lam Research Corp.*	509,356
5,291	Lexmark International, Inc., Class A	114,868
17,076	Linear Technology Corp.	563,935
42,157	LSI Corp.*	328,403
7,845	Mastercard, Inc., Class A	3,317,651
14,337	Microchip Technology, Inc.	498,211
73,330	Micron Technology, Inc.*	455,379
554,097	Microsoft Corp.	17,077,270
10,203	Molex, Inc.	270,890
21,628	Motorola Solutions, Inc.	1,030,790
26,902	NetApp, Inc.*	928,657
45,871	NVIDIA Corp.*	643,570
287,591	Oracle Corp.	9,102,255
23,898	Paychex, Inc.	794,847
127,036	QUALCOMM, Inc.	7,807,633
14,286	Red Hat, Inc.*	800,587
20,502	SAIC, Inc.	250,329
10,230	Salesforce.com, Inc.*	1,485,191
18,053	SanDisk Corp.*	744,145
28,107	Seagate Technology plc	899,705
53,408	Symantec Corp.*	952,265
31,679	TE Connectivity Ltd.	1,114,150
12,503	Teradata Corp.*	954,979
13,827	Teradyne, Inc.*	215,978
84,834	Texas Instruments, Inc.	2,463,579
11,892	Total System Services, Inc.	275,657
11,724	VeriSign, Inc.*	559,000
36,916	Visa, Inc., Class A	4,734,477
17,344	Western Digital Corp.*	725,326
45,428	Western Union Co. (The)	799,987
99,859	Xerox Corp.	735,961
19,575	Xilinx, Inc.	663,788
90,288	Yahoo!, Inc.*	1,322,719
		191,075,632
	Materials — 2.1%

15,661	Air Products & Chemicals, Inc.	1,293,285
5,117	Airgas, Inc.	425,069
79,061	Alcoa, Inc.	676,762
7,956	Allegheny Technologies, Inc.	235,816
11,603	Ball Corp.	489,299
7,617	Bemis Co., Inc.	230,490
4,873	CF Industries Holdings, Inc.	1,008,760
10,548	Cliffs Natural Resources, Inc.	378,040
88,608	Dow Chemical Co. (The)	2,597,101
69,460	E.I. du Pont de Nemours & Co.	3,455,635
11,306	Eastman Chemical Co.	624,770
21,637	Ecolab, Inc.	1,385,417
10,183	FMC Corp.	553,141
70,346	Freeport-McMoRan Copper & Gold, Inc.	2,540,194
5,999	International Flavors & Fragrances, Inc.	363,059
32,375	International Paper Co.	1,118,880
12,755	MeadWestvaco Corp.	366,834
39,522	Monsanto Co.	3,442,761
22,070	Mosaic Co. (The)	1,278,074
36,721	Newmont Mining Corp.	1,861,020
23,482	Nucor Corp.	884,097
12,227	Owens-Illinois, Inc.*	213,728
11,295	PPG Industries, Inc.	1,242,676
22,129	Praxair, Inc.	2,334,610

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
14,410	Sealed Air Corp.	$205,631
6,378	Sherwin-Williams Co. (The)	912,564
8,941	Sigma-Aldrich Corp.	635,079
6,077	Titanium Metals Corp.	74,382
10,675	United States Steel Corp.	207,629
9,587	Vulcan Materials Co.	373,126
		31,407,929
	Telecommunication Services — 2.0%

434,492	AT&T, Inc.	15,919,787
46,061	CenturyLink, Inc.	1,946,538
19,126	Crown Castle International Corp.*	1,213,736
73,984	Frontier Communications Corp.	341,806
21,801	MetroPCS Communications, Inc.*	212,124
222,253	Sprint Nextel Corp.*	1,077,927
210,538	Verizon Communications, Inc.	9,040,501
43,617	Windstream Corp.	430,500
		30,182,919
	Utilities — 2.2%

47,761	AES Corp. (The)*	543,998
8,691	AGL Resources, Inc.	344,598
17,998	Ameren Corp.	588,895
35,890	American Electric Power Co., Inc.	1,542,911
31,657	CenterPoint Energy, Inc.	645,486
19,309	CMS Energy Corp.	445,459
21,699	Consolidated Edison, Inc.	1,315,393
42,353	Dominion Resources, Inc.	2,222,685
12,621	DTE Energy Co.	737,066
52,183	Duke Energy Corp.	3,380,415
24,132	Edison International	1,056,740
13,131	Entergy Corp.	893,959
63,185	Exelon Corp.	2,304,357
30,975	FirstEnergy Corp.	1,353,608
5,781	Integrys Energy Group, Inc.	312,116
30,927	NextEra Energy, Inc.	2,081,696
21,078	NiSource, Inc.	513,039
23,226	Northeast Utilities	874,923
16,891	NRG Energy, Inc.	360,454
15,398	ONEOK, Inc.	685,673
16,912	Pepco Holdings, Inc.	326,571
31,282	PG&E Corp.	1,357,952
8,100	Pinnacle West Capital Corp.	416,097
42,973	PPL Corp.	1,260,398
37,495	Public Service Enterprise Group, Inc.	1,187,092
8,640	SCANA Corp.	409,190
17,795	Sempra Energy	1,178,029
64,380	Southern Co. (The)	2,918,345
15,992	TECO Energy, Inc.	277,621
17,094	Wisconsin Energy Corp.	648,888
36,080	Xcel Energy, Inc.	1,006,271
		33,189,925
	Total Common Stocks (Cost $950,030,579)	942,287,896

Principal Amount
	U.S. Government & Agency Securities (a) — 11.7%
	Federal Home Loan Bank
$89,044,428	0.00%, due 09/04/12	89,044,428
	U.S. Treasury Bills
49,800,000	0.00%, due 09/27/12	49,796,634
39,000,000	0.00%, due 11/23/12	38,992,117
	Total U.S. Government & Agency Securities (Cost $177,833,179)	177,833,179

	Repurchase Agreements (a)(b) — 12.9%
195,760,887	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $195,764,716	195,760,887
	Total Repurchase Agreements (Cost $195,760,887)	195,760,887

	Total Investment Securities (Cost $1,323,624,645) — 86.8%	1,315,881,962
	Other assets less liabilities — 13.2%	200,415,952
	Net Assets — 100.0%	$1,516,297,914

*	Non-income producing security.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $326,725,482.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT       Real Estate Investment Trust

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,149,149
Aggregate gross unrealized depreciation	(66,266,530)
Net unrealized depreciation	$(8,117,381)
Federal income tax cost of investments	$1,323,999,343

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,322	09/21/12	$92,870,500	$4,724,260

Cash collateral in the amount of $4,902,346 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$1,135,673,118	$146,137,932

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	86,265,549	907,643

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	101,875,797	1,692,267

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	139,653,829	1,576,091

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	75,498,763	9,208,395

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	86,252,719	937,596

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	346,008,794	19,164,005

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	26,241,997	284,248

		$179,908,177

See accompanying notes to schedules of portfolio investments.

Ultra Russell3000

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 14.7%
	Consumer Discretionary — 1.8%

1	1-800-Flowers.com, Inc., Class A*	$4
3	Aaron’s, Inc.	90
4	Abercrombie & Fitch Co., Class A	144
3	Advance Auto Parts, Inc.	213
4	Aeropostale, Inc.*	56
1	AFC Enterprises, Inc.*	24
1	Allison Transmission Holdings, Inc.	18
16	Amazon.com, Inc.*	3,972
2	AMC Networks, Inc., Class A*	79
3	American Axle & Manufacturing Holdings, Inc.*	34
8	American Eagle Outfitters, Inc.	178
2	American Greetings Corp., Class A	29
1	American Public Education, Inc.*	34
1	Amerigon, Inc.*	12
1	Ameristar Casinos, Inc.	17
2	Ann, Inc.*	71
4	Apollo Group, Inc., Class A*	107
1	Arbitron, Inc.	35
1	Arctic Cat, Inc.*	43
1	Asbury Automotive Group, Inc.*	28
5	Ascena Retail Group, Inc.*	99
1	Ascent Capital Group, Inc., Class A*	52
2	AutoNation, Inc.*	80
2	AutoZone, Inc.*	723
2	Bally Technologies, Inc.*	89
1	Barnes & Noble, Inc.*	12
5	Beazer Homes USA, Inc.*	15
2	bebe stores, inc.	11
10	Bed Bath & Beyond, Inc.*	672
4	Belo Corp., Class A	29
12	Best Buy Co., Inc.	213
1	Big 5 Sporting Goods Corp.	9
3	Big Lots, Inc.*	91
1	BJ’s Restaurants, Inc.*	41
1	Black Diamond, Inc.*	10
1	Blue Nile, Inc.*	37
1	Bluegreen Corp.*	6
1	Bob Evans Farms, Inc.	39
1	Body Central Corp.*	9
1	Bon-Ton Stores, Inc. (The)	10
5	BorgWarner, Inc.*	344
2	Boyd Gaming Corp.*	12
1	Bravo Brio Restaurant Group, Inc.*	16
1	Bridgepoint Education, Inc.*	10
3	Brinker International, Inc.	103
2	Brown Shoe Co., Inc.	30
4	Brunswick Corp.	95
1	Buckle, Inc. (The)	46
1	Buffalo Wild Wings, Inc.*	77
2	Cabela’s, Inc.*	96
9	Cablevision Systems Corp., Class A	135
2	Caesars Entertainment Corp.*	14
3	Callaway Golf Co.	17
1	Capella Education Co.*	31
2	Career Education Corp.*	6
1	Caribou Coffee Co., Inc.*	13
10	CarMax, Inc.*	306
1	Carmike Cinemas, Inc.*	11
18	Carnival Corp.	624
1	Carriage Services, Inc.	9
1	Carrols Restaurant Group, Inc.*	6
2	Carter’s, Inc.*	111
2	Casual Male Retail Group, Inc.*	8
1	Cato Corp. (The), Class A	29
28	CBS Corp. (Non-Voting), Class B	1,018
1	CEC Entertainment, Inc.	30
2	Central European Media Enterprises Ltd., Class A*	11
2	Charter Communications, Inc., Class A*	156
2	Cheesecake Factory, Inc. (The)	66
7	Chico’s FAS, Inc.	133
1	Children’s Place Retail Stores, Inc. (The)*	57
1	Chipotle Mexican Grill, Inc.*	289
1	Choice Hotels International, Inc.	32
1	Churchill Downs, Inc.	57
5	Cinemark Holdings, Inc.	117
1	Citi Trends, Inc.*	12
2	Clear Channel Outdoor Holdings, Inc., Class A*	10
12	Coach, Inc.	698
1	Coinstar, Inc.*	51
3	Collective Brands, Inc.*	65
1	Columbia Sportswear Co.	52
116	Comcast Corp., Class A	3,889
1	Conn’s, Inc.*	23
3	Cooper Tire & Rubber Co.	60
3	Corinthian Colleges, Inc.*	6
1	Cracker Barrel Old Country Store, Inc.	63
4	Crocs, Inc.*	70
1	Crown Media Holdings, Inc., Class A*	2
3	Cumulus Media, Inc., Class A*	8
12	D.R. Horton, Inc.	228
6	Dana Holding Corp.	82
6	Darden Restaurants, Inc.	312
2	Deckers Outdoor Corp.*	99
14	Delphi Automotive plc*	424
4	Denny’s Corp.*	20
1	Destination Maternity Corp.	18
3	DeVry, Inc.	58
4	Dick’s Sporting Goods, Inc.	199
1	Digital Generation, Inc.*	11
1	Dillard’s, Inc., Class A	75
1	DineEquity, Inc.*	53
28	DIRECTV*	1,459
11	Discovery Communications, Inc., Class A*	603
9	DISH Network Corp., Class A	288
8	Dollar General Corp.*	409
10	Dollar Tree, Inc.*	482
3	Domino’s Pizza, Inc.	106
1	Dorman Products, Inc.*	29
3	DreamWorks Animation SKG, Inc., Class A*	51
1	Drew Industries, Inc.*	29
1	DSW, Inc., Class A	65
3	Dunkin’ Brands Group, Inc.	87
1	E.W. Scripps Co. (The), Class A*	10
1	Education Management Corp.*	3
1	Entercom Communications Corp., Class A*	6
2	Entravision Communications Corp., Class A	2
1	Ethan Allen Interiors, Inc.	22
3	Exide Technologies*	9
4	Expedia, Inc.	205
4	Express, Inc.*	62
4	Family Dollar Stores, Inc.	255

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Federal-Mogul Corp.*	$9
1	Fiesta Restaurant Group, Inc.*	16
5	Fifth & Pacific Cos., Inc.*	66
2	Finish Line, Inc. (The), Class A	46
7	Foot Locker, Inc.	242
163	Ford Motor Co.	1,522
2	Fossil, Inc.*	170
2	Francesca’s Holdings Corp.*	71
2	Fred’s, Inc., Class A	27
1	Fuel Systems Solutions, Inc.*	18
1	G-III Apparel Group Ltd.*	32
5	GameStop Corp., Class A	95
10	Gannett Co., Inc.	153
13	Gap, Inc. (The)	466
5	Garmin Ltd.	202
1	Gaylord Entertainment Co.*	41
33	General Motors Co.*	705
1	Genesco, Inc.*	71
6	Gentex Corp.	105
7	Genuine Parts Co.	442
1	Global Sources Ltd.*	6
3	GNC Holdings, Inc., Class A	117
11	Goodyear Tire & Rubber Co. (The)*	134
2	Grand Canyon Education, Inc.*	42
1	Group 1 Automotive, Inc.	55
2	Groupon, Inc.*	8
3	Guess?, Inc.	78
12	H&R Block, Inc.	199
4	Hanesbrands, Inc.*	130
10	Harley-Davidson, Inc.	420
3	Harman International Industries, Inc.	138
2	Harte-Hanks, Inc.	14
5	Hasbro, Inc.	188
1	Haverty Furniture Cos., Inc.	13
1	Helen of Troy Ltd.*	31
1	hhgregg, Inc.*	7
1	Hibbett Sports, Inc.*	58
2	Hillenbrand, Inc.	36
66	Home Depot, Inc. (The)	3,745
1	HomeAway, Inc.*	24
2	Hot Topic, Inc.	19
4	Hovnanian Enterprises, Inc., Class A*	12
2	HSN, Inc.	90
2	Hyatt Hotels Corp., Class A*	76
3	Iconix Brand Group, Inc.*	56
12	International Game Technology	147
1	International Speedway Corp., Class A	27
19	Interpublic Group of Cos., Inc. (The)	202
2	Interval Leisure Group, Inc.	37
1	iRobot Corp.*	25
1	Isle of Capri Casinos, Inc.*	6
1	ITT Educational Services, Inc.*	32
7	J.C. Penney Co., Inc.	183
2	Jack in the Box, Inc.*	52
1	JAKKS Pacific, Inc.	17
3	Jamba, Inc.*	7
3	Jarden Corp.	145
2	John Wiley & Sons, Inc., Class A	99
29	Johnson Controls, Inc.	789
4	Jones Group, Inc. (The)	51
1	JoS. A. Bank Clothiers, Inc.*	48
2	Journal Communications, Inc., Class A*	11
1	K12, Inc.*	21
3	KB Home	33
1	Kirkland’s, Inc.*	10
11	Kohl’s Corp.	574
3	Krispy Kreme Doughnuts, Inc.*	22
1	K-Swiss, Inc., Class A*	3
3	Lamar Advertising Co., Class A*	99
17	Las Vegas Sands Corp.	721
2	La-Z-Boy, Inc.*	28
2	LeapFrog Enterprises, Inc.*	22
30	Lear Corp.	1,165
6	Leggett & Platt, Inc.	142
7	Lennar Corp., Class A	227
1	Libbey, Inc.*	15
11	Liberty Global, Inc., Class A*	608
24	Liberty Interactive Corp., Class A*	438
5	Liberty Media Corp. - Liberty Capital, Class A*	521
1	Liberty Ventures*	55
2	Life Time Fitness, Inc.*	95
10	Limited Brands, Inc.	486
1	LIN TV Corp., Class A*	4
1	Lincoln Educational Services Corp.	4
4	Lions Gate Entertainment Corp.*	59
1	Lithia Motors, Inc., Class A	29
6	Live Nation Entertainment, Inc.*	51
6	LKQ Corp.*	226
52	Lowe’s Cos., Inc.	1,481
1	Luby’s, Inc.*	6
1	Lumber Liquidators Holdings, Inc.*	47
1	M/I Homes, Inc.*	19
1	Mac-Gray Corp.	13
18	Macy’s, Inc.	726
3	Madison Square Garden Co. (The), Class A*	127
1	Maidenform Brands, Inc.*	22
1	Marcus Corp.	13
1	MarineMax, Inc.*	7
11	Marriott International, Inc., Class A	414
1	Marriott Vacations Worldwide Corp.*	32
1	Martha Stewart Living Omnimedia, Class A	3
15	Mattel, Inc.	527
1	Matthews International Corp., Class A	30
3	McClatchy Co. (The), Class A*	5
44	McDonald’s Corp.	3,938
12	McGraw-Hill Cos., Inc. (The)	614
2	MDC Holdings, Inc.	69
1	MDC Partners, Inc., Class A	10
2	Men’s Wearhouse, Inc. (The)	63
2	Meredith Corp.	65
1	Meritage Homes Corp.*	37
17	MGM Resorts International*	168
4	Michael Kors Holdings Ltd.*	216
2	Modine Manufacturing Co.*	14
2	Mohawk Industries, Inc.*	144
1	Monro Muffler Brake, Inc.	34
1	Morgans Hotel Group Co.*	5
1	Morningstar, Inc.	59
1	Movado Group, Inc.	35
1	MTR Gaming Group, Inc.*	4
1	Multimedia Games Holding Co., Inc.*	16
2	National CineMedia, Inc.	29
2	Netflix, Inc.*	119
1	New York & Co., Inc.*	4
6	New York Times Co. (The), Class A*	55
13	Newell Rubbermaid, Inc.	233
91	News Corp., Class A	2,128
16	NIKE, Inc., Class B	1,558

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7	Nordstrom, Inc.	$405
1	Nutrisystem, Inc.	10
12	Office Depot, Inc.*	18
4	OfficeMax, Inc.	23
12	Omnicom Group, Inc.	616
1	Orbitz Worldwide, Inc.*	3
5	O’Reilly Automotive, Inc.*	425
4	Orient-Express Hotels Ltd., Class A*	35
1	Outdoor Channel Holdings, Inc.	7
1	Overstock.com, Inc.*	9
1	Oxford Industries, Inc.	55
4	Pandora Media, Inc.*	48
1	Panera Bread Co., Class A*	155
1	Papa John’s International, Inc.*	51
1	Peet’s Coffee & Tea, Inc.*	74
3	Penn National Gaming, Inc.*	118
2	Penske Automotive Group, Inc.	53
2	Pep Boys-Manny Moe & Jack (The)	18
1	Perry Ellis International, Inc.*	21
1	PetMed Express, Inc.	10
5	PetSmart, Inc.	355
4	Pier 1 Imports, Inc.	74
3	Pinnacle Entertainment, Inc.*	33
3	Polaris Industries, Inc.	226
2	Pool Corp.	79
1	Premier Exhibitions, Inc.*	2
2	priceline.com, Inc.*	1,209
15	PulteGroup, Inc.*	205
3	PVH Corp.	282
6	Quiksilver, Inc.*	19
4	RadioShack Corp.	10
3	Ralph Lauren Corp.	476
1	Reading International, Inc., Class A*	6
1	Red Lion Hotels Corp.*	7
1	Red Robin Gourmet Burgers, Inc.*	31
4	Regal Entertainment Group, Class A	56
2	Regis Corp.	36
3	Rent-A-Center, Inc.	106
10	Ross Stores, Inc.	692
7	Royal Caribbean Cruises Ltd.	189
3	Ruby Tuesday, Inc.*	20
1	rue21, inc.*	28
2	Ruth’s Hospitality Group, Inc.*	12
2	Ryland Group, Inc. (The)	54
5	Saks, Inc.*	59
7	Sally Beauty Holdings, Inc.*	192
1	Scholastic Corp.	31
2	Scientific Games Corp., Class A*	15
4	Scripps Networks Interactive, Inc., Class A	236
2	Sealy Corp.*	3
2	Sears Holdings Corp.*	105
2	Select Comfort Corp.*	57
9	Service Corp. International	117
1	Shoe Carnival, Inc.	22
2	Shuffle Master, Inc.*	30
2	Shutterfly, Inc.*	60
4	Signet Jewelers Ltd.	183
2	Sinclair Broadcast Group, Inc., Class A	23
165	Sirius XM Radio, Inc.*	417
2	Six Flags Entertainment Corp.	110
2	Skechers U.S.A., Inc., Class A*	43
1	Skullcandy, Inc.*	15
3	Smith & Wesson Holding Corp.*	24
2	Sonic Automotive, Inc., Class A	36
3	Sonic Corp.*	28
3	Sotheby’s	94
1	Spartan Motors, Inc.	5
1	Speedway Motorsports, Inc.	15
1	Stage Stores, Inc.	21
1	Standard Motor Products, Inc.	18
5	Standard Pacific Corp.*	34
30	Staples, Inc.	328
33	Starbucks Corp.	1,637
9	Starwood Hotels & Resorts Worldwide, Inc.	496
1	Stein Mart, Inc.*	9
1	Steiner Leisure Ltd.*	47
2	Steven Madden Ltd.*	86
3	Stewart Enterprises, Inc., Class A	22
1	Stoneridge, Inc.*	6
1	Strayer Education, Inc.	65
1	Sturm Ruger & Co., Inc.	43
1	Superior Industries International, Inc.	17
29	Target Corp.	1,859
3	Tempur-Pedic International, Inc.*	94
3	Tenneco, Inc.*	91
3	Tesla Motors, Inc.*	86
3	Texas Roadhouse, Inc.	52
16	Thomson Reuters Corp.	455
2	Thor Industries, Inc.	63
5	Tiffany & Co.	310
14	Time Warner Cable, Inc.	1,243
42	Time Warner, Inc.	1,745
32	TJX Cos., Inc.	1,465
6	Toll Brothers, Inc.*	196
1	Town Sports International Holdings, Inc.*	13
3	Tractor Supply Co.	286
4	TripAdvisor, Inc.*	134
1	True Religion Apparel, Inc.	23
4	TRW Automotive Holdings Corp.*	175
2	Tuesday Morning Corp.*	11
1	Tumi Holdings, Inc.*	21
2	Tupperware Brands Corp.	107
1	U.S. Auto Parts Network, Inc.*	3
3	Ulta Salon Cosmetics & Fragrance, Inc.	282
3	Under Armour, Inc., Class A*	175
1	Unifi, Inc.*	11
1	Universal Electronics, Inc.*	15
1	Universal Technical Institute, Inc.	12
5	Urban Outfitters, Inc.*	188
2	Vail Resorts, Inc.	103
2	Valassis Communications, Inc.*	50
1	Vera Bradley, Inc.*	21
4	VF Corp.	611
23	Viacom, Inc., Class B	1,150
12	Virgin Media, Inc.	331
2	Visteon Corp.*	92
1	Vitacost.com, Inc.*	6
1	Vitamin Shoppe, Inc.*	54
1	VOXX International Corp.*	7
77	Walt Disney Co. (The)	3,809
2	Warnaco Group, Inc. (The)*	103
1	Weight Watchers International, Inc.	48
12	Wendy’s Co. (The)	51
1	West Marine, Inc.*	10
4	Wet Seal, Inc. (The), Class A*	12
3	Whirlpool Corp.	226
4	Williams-Sonoma, Inc.	164

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Winnebago Industries, Inc.*	$11
2	WMS Industries, Inc.*	32
2	Wolverine World Wide, Inc.	94
1	World Wrestling Entertainment, Inc., Class A	9
6	Wyndham Worldwide Corp.	313
3	Wynn Resorts Ltd.	310
20	Yum! Brands, Inc.	1,274
1	Zagg, Inc.*	8
1	Zumiez, Inc.*	29
		82,293
	Consumer Staples — 1.4%

4	Alliance One International, Inc.*	12
88	Altria Group, Inc.	2,988
1	Andersons, Inc. (The)	40
29	Archer-Daniels-Midland Co.	776
19	Avon Products, Inc.	294
2	B&G Foods, Inc.	59
7	Beam, Inc.	409
6	Brown-Forman Corp., Class B	385
6	Bunge Ltd.	382
1	Calavo Growers, Inc.	26
1	Cal-Maine Foods, Inc.	40
8	Campbell Soup Co.	281
2	Casey’s General Stores, Inc.	113
3	Central European Distribution Corp.*	8
2	Central Garden and Pet Co., Class A*	24
2	Chiquita Brands International, Inc.*	12
6	Church & Dwight Co., Inc.	328
6	Clorox Co. (The)	436
168	Coca-Cola Co. (The)	6,283
13	Coca-Cola Enterprises, Inc.	384
21	Colgate-Palmolive Co.	2,233
18	ConAgra Foods, Inc.	452
6	Constellation Brands, Inc., Class A*	198
19	Costco Wholesale Corp.	1,860
56	CVS Caremark Corp.	2,551
5	Darling International, Inc.*	83
8	Dean Foods Co.*	131
1	Diamond Foods, Inc.	20
2	Dole Food Co., Inc.*	26
9	Dr. Pepper Snapple Group, Inc.	403
1	Elizabeth Arden, Inc.*	47
3	Energizer Holdings, Inc.	207
10	Estee Lauder Cos., Inc. (The), Class A	599
1	Female Health Co. (The)	7
5	Flowers Foods, Inc.	103
2	Fresh Del Monte Produce, Inc.	49
1	Fresh Market, Inc. (The)*	58
28	General Mills, Inc.	1,101
6	Green Mountain Coffee Roasters, Inc.*	146
14	H. J. Heinz Co.	780
2	Hain Celestial Group, Inc. (The)*	138
2	Harbinger Group, Inc.*	17
2	Harris Teeter Supermarkets, Inc.	78
5	Herbalife Ltd.	242
7	Hershey Co. (The)	503
5	Hillshire Brands Co. (The)	130
6	Hormel Foods Corp.	172
1	Ingles Markets, Inc., Class A	16
3	Ingredion, Inc.	161
1	Inter Parfums, Inc.	17
1	Inventure Foods, Inc.*	6
1	J&J Snack Foods Corp.	57
5	J.M. Smucker Co. (The)	425
10	Kellogg Co.	506
17	Kimberly-Clark Corp.	1,421
77	Kraft Foods, Inc., Class A	3,198
24	Kroger Co. (The)	535
1	Lancaster Colony Corp.	72
6	Lorillard, Inc.	753
6	McCormick & Co., Inc. (Non-Voting)	369
9	Mead Johnson Nutrition Co.	660
1	Medifast, Inc.*	28
6	Molson Coors Brewing Co., Class B	267
6	Monster Beverage Corp.*	354
1	Nash Finch Co.	20
2	Nu Skin Enterprises, Inc., Class A	83
1	Omega Protein Corp.*	7
1	Pantry, Inc. (The)*	14
68	PepsiCo, Inc.	4,925
74	Philip Morris International, Inc.	6,608
3	Pilgrim’s Pride Corp.*	16
1	Post Holdings, Inc.*	30
2	Prestige Brands Holdings, Inc.*	32
1	Pricesmart, Inc.	73
119	Procter & Gamble Co. (The)	7,996
2	Ralcorp Holdings, Inc.*	142
14	Reynolds American, Inc.	645
29	Rite Aid Corp.*	35
1	Roundy’s, Inc.	7
10	Safeway, Inc.	156
1	Sanderson Farms, Inc.	44
1	Schiff Nutrition International, Inc.*	19
3	Smart Balance, Inc.*	35
7	Smithfield Foods, Inc.*	135
2	Snyder’s-Lance, Inc.	47
1	Spartan Stores, Inc.	15
1	Spectrum Brands Holdings, Inc.	37
6	Star Scientific, Inc.*	23
9	SUPERVALU, Inc.	21
1	Synutra International, Inc.*	6
25	Sysco Corp.	757
1	Tootsie Roll Industries, Inc.	25
2	TreeHouse Foods, Inc.*	104
13	Tyson Foods, Inc., Class A	204
2	United Natural Foods, Inc.*	115
1	Universal Corp.	47
2	Vector Group Ltd.	34
37	Walgreen Co.	1,323
73	Wal-Mart Stores, Inc.	5,300
1	WD-40 Co.	49
1	Westway Group, Inc.*	7
8	Whole Foods Market, Inc.	774
		64,369
	Energy — 1.5%

4	Abraxas Petroleum Corp.*	8
10	Alpha Natural Resources, Inc.*	59
1	Amyris, Inc.*	3
22	Anadarko Petroleum Corp.	1,524
17	Apache Corp.	1,458
1	Approach Resources, Inc.*	29
9	Arch Coal, Inc.	55
2	Atwood Oceanics, Inc.*	93
19	Baker Hughes, Inc.	866
1	Basic Energy Services, Inc.*	11
2	Berry Petroleum Co., Class A	74
2	Bill Barrett Corp.*	44
5	BPZ Resources, Inc.*	11

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	Bristow Group, Inc.	$94
2	C&J Energy Services, Inc.*	40
9	Cabot Oil & Gas Corp.	373
4	Cal Dive International, Inc.*	6
2	Callon Petroleum Co.*	11
11	Cameron International Corp.*	602
1	CARBO Ceramics, Inc.	70
2	Carrizo Oil & Gas, Inc.*	50
9	Cheniere Energy, Inc.*	133
29	Chesapeake Energy Corp.	561
86	Chevron Corp.	9,646
4	Cimarex Energy Co.	229
3	Clean Energy Fuels Corp.*	39
3	Cloud Peak Energy, Inc.*	53
8	Cobalt International Energy, Inc.*	182
2	Comstock Resources, Inc.*	33
5	Concho Resources, Inc.*	449
55	ConocoPhillips	3,123
10	CONSOL Energy, Inc.	302
1	Contango Oil & Gas Co.*	56
2	Continental Resources, Inc.*	148
1	Crimson Exploration, Inc.*	4
2	Crosstex Energy, Inc.	25
1	CVR Energy, Inc.*	30
1	Delek U.S. Holdings, Inc.	26
17	Denbury Resources, Inc.*	263
18	Devon Energy Corp.	1,041
3	Diamond Offshore Drilling, Inc.	201
3	Dresser-Rand Group, Inc.*	152
2	Dril-Quip, Inc.*	140
2	Endeavour International Corp.*	17
3	Energen Corp.	153
1	Energy Partners Ltd.*	17
3	Energy XXI Bermuda Ltd.	99
12	EOG Resources, Inc.	1,300
6	EQT Corp.	324
1	Evolution Petroleum Corp.*	8
5	EXCO Resources, Inc.	34
3	Exterran Holdings, Inc.*	55
203	Exxon Mobil Corp.	17,722
10	FMC Technologies, Inc.*	468
1	Forbes Energy Services Ltd.*	4
5	Forest Oil Corp.*	37
1	Forum Energy Technologies, Inc.*	24
2	Frontline Ltd.	6
2	FX Energy, Inc.*	15
1	GasLog Ltd.*	11
3	Gastar Exploration Ltd.*	5
1	Gevo, Inc.*	4
1	Global Geophysical Services, Inc.*	5
2	Golar LNG Ltd.	78
1	Goodrich Petroleum Corp.*	13
1	Green Plains Renewable Energy, Inc.*	5
1	Gulf Island Fabrication, Inc.	26
1	GulfMark Offshore, Inc., Class A*	35
2	Gulfport Energy Corp.*	53
5	Halcon Resources Corp.*	38
40	Halliburton Co.	1,310
2	Harvest Natural Resources, Inc.*	17
6	Heckmann Corp.*	16
5	Helix Energy Solutions Group, Inc.*	88
4	Helmerich & Payne, Inc.	183
7	Hercules Offshore, Inc.*	29
13	Hess Corp.	657
9	HollyFrontier Corp.	363
2	Hornbeck Offshore Services, Inc.*	78
6	ION Geophysical Corp.*	39
7	Key Energy Services, Inc.*	55
21	Kinder Morgan, Inc.	751
1	KiOR, Inc., Class A*	8
1	Knightsbridge Tankers Ltd.	6
11	Kodiak Oil & Gas Corp.*	98
3	Kosmos Energy Ltd.*	29
1	Laredo Petroleum Holdings, Inc.*	22
1	Lufkin Industries, Inc.	52
6	Magnum Hunter Resources Corp.*	26
31	Marathon Oil Corp.	862
15	Marathon Petroleum Corp.	776
1	Matador Resources Co.*	10
1	Matrix Service Co.*	12
10	McDermott International, Inc.*	111
4	McMoRan Exploration Co.*	51
1	Midstates Petroleum Co., Inc.*	8
1	Miller Energy Resources, Inc.*	5
1	Mitcham Industries, Inc.*	15
8	Murphy Oil Corp.	411
13	Nabors Industries Ltd.*	192
18	National Oilwell Varco, Inc.	1,418
1	Natural Gas Services Group, Inc.*	14
6	Newfield Exploration Co.*	196
4	Newpark Resources, Inc.*	28
8	Noble Energy, Inc.	703
2	Nordic American Tankers Ltd.	23
3	Northern Oil and Gas, Inc.*	49
3	Oasis Petroleum, Inc.*	88
35	Occidental Petroleum Corp.	2,975
5	Oceaneering International, Inc.	268
2	Oil States International, Inc.*	156
1	Overseas Shipholding Group, Inc.	6
5	Parker Drilling Co.*	21
7	Patterson-UTI Energy, Inc.	106
1	PDC Energy, Inc.*	28
12	Peabody Energy Corp.	260
2	Penn Virginia Corp.	12
2	Petroquest Energy, Inc.*	13
1	PHI, Inc. (Non-Voting)*	28
27	Phillips 66	1,134
3	Pioneer Energy Services Corp.*	23
5	Pioneer Natural Resources Co.	487
6	Plains Exploration & Production Co.*	236
8	QEP Resources, Inc.	230
5	Quicksilver Resources, Inc.*	17
7	Range Resources Corp.	456
10	Rentech, Inc.*	22
2	Resolute Energy Corp.*	18
2	Rex Energy Corp.*	25
1	RigNet, Inc.*	18
2	Rosetta Resources, Inc.*	86
5	Rowan Cos. plc, Class A*	176
3	RPC, Inc.	37
1	Sanchez Energy Corp.*	19
21	SandRidge Energy, Inc.*	138
1	Saratoga Resources, Inc.*	5
58	Schlumberger Ltd.	4,198
2	Scorpio Tankers, Inc.*	11
1	SEACOR Holdings, Inc.*	86
2	SemGroup Corp., Class A*	71
2	Ship Finance International Ltd.	32
3	SM Energy Co.	142
1	Solazyme, Inc.*	12
15	Southwestern Energy Co.*	467
28	Spectra Energy Corp.	791

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	Stone Energy Corp.*	$47
5	Sunoco, Inc.	236
7	Superior Energy Services, Inc.*	145
2	Swift Energy Co.*	39
2	Synergy Resources Corp.*	6
1	Targa Resources Corp.	45
2	Teekay Corp.	59
3	Teekay Tankers Ltd., Class A	12
1	Tesco Corp.*	10
6	Tesoro Corp.	238
3	TETRA Technologies, Inc.*	19
1	TGC Industries, Inc.*	6
2	Tidewater, Inc.	95
2	Triangle Petroleum Corp.*	14
7	Ultra Petroleum Corp.*	144
1	Union Drilling, Inc.*	4
2	Unit Corp.*	80
3	Uranerz Energy Corp.*	4
4	Uranium Energy Corp.*	10
3	Vaalco Energy, Inc.*	22
24	Valero Energy Corp.	750
8	Vantage Drilling Co.*	12
1	Venoco, Inc.*	11
2	Voyager Oil & Gas, Inc.*	2
2	W&T Offshore, Inc.	35
3	Warren Resources, Inc.*	9
2	Western Refining, Inc.	56
5	Whiting Petroleum Corp.*	223
2	Willbros Group, Inc.*	10
27	Williams Cos., Inc. (The)	871
3	World Fuel Services Corp.	112
9	WPX Energy, Inc.*	140
1	ZaZa Energy Corp.*	3
		67,951
	Financials — 2.3%

1	1st Source Corp.	23
1	1st United Bancorp, Inc./FL*	6
2	Acadia Realty Trust (REIT)	50
15	ACE Ltd.	1,106
2	Affiliated Managers Group, Inc.*	235
20	Aflac, Inc.	924
1	AG Mortgage Investment Trust, Inc. (REIT)	24
2	Alexander & Baldwin, Inc.*	59
3	Alexandria Real Estate Equities, Inc. (REIT)	222
1	Alleghany Corp.*	337
2	Allied World Assurance Co. Holdings AG	157
21	Allstate Corp. (The)	783
4	Alterra Capital Holdings Ltd.	92
1	American Assets Trust, Inc. (REIT)	27
4	American Campus Communities, Inc. (REIT)	186
15	American Capital Agency Corp. (REIT)	523
14	American Capital Ltd.*	154
2	American Capital Mortgage Investment Corp. (REIT)	49
3	American Equity Investment Life Holding Co.	35
43	American Express Co.	2,507
4	American Financial Group, Inc./OH	150
28	American International Group, Inc.*	961
7	American Realty Capital Trust, Inc. (REIT)	83
17	American Tower Corp. (REIT)	1,197
9	Ameriprise Financial, Inc.	494
1	Ameris Bancorp*	12
1	AMERISAFE, Inc.*	25
1	AmTrust Financial Services, Inc.	29
42	Annaly Capital Management, Inc. (REIT)	727
6	Anworth Mortgage Asset Corp. (REIT)	41
14	Aon plc	727
6	Apartment Investment & Management Co., Class A (REIT)	159
1	Apollo Commercial Real Estate Finance, Inc. (REIT)	18
9	Apollo Investment Corp.	72
1	Apollo Residential Mortgage, Inc.	20
6	Arch Capital Group Ltd.*	239
11	Ares Capital Corp.	190
1	Argo Group International Holdings Ltd.	30
13	ARMOUR Residential REIT, Inc. (REIT)	97
5	Arthur J. Gallagher & Co.	179
1	Artio Global Investors, Inc.	3
2	Ashford Hospitality Trust, Inc. (REIT)	17
3	Aspen Insurance Holdings Ltd.	87
8	Associated Banc-Corp	104
2	Associated Estates Realty Corp. (REIT)	30
4	Assurant, Inc.	141
7	Assured Guaranty Ltd.	92
4	Astoria Financial Corp.	40
4	AvalonBay Communities, Inc. (REIT)	566
5	Axis Capital Holdings Ltd.	170
1	Banco Latinoamericano de Comercio Exterior S.A., Class E	21
1	Bancorp, Inc. (The)/DE*	10
4	BancorpSouth, Inc.	59
2	Bank Mutual Corp.	9
467	Bank of America Corp.	3,731
2	Bank of Hawaii Corp.	92
52	Bank of New York Mellon Corp. (The)	1,172
1	Bank of the Ozarks, Inc.	32
1	BankFinancial Corp.	8
2	BankUnited, Inc.	51
1	Banner Corp.	24
30	BB&T Corp.	946
3	BBCN Bancorp, Inc.*	38
1	Beneficial Mutual Bancorp, Inc.*	9
77	Berkshire Hathaway, Inc., Class B*	6,494
1	Berkshire Hills Bancorp, Inc.	22
4	BGC Partners, Inc., Class A	18
7	BioMed Realty Trust, Inc. (REIT)	130
3	BlackRock Kelso Capital Corp.	30
6	BlackRock, Inc.	1,058
1	BOK Financial Corp.	58
3	Boston Private Financial Holdings, Inc.	28
6	Boston Properties, Inc. (REIT)	673
6	Brandywine Realty Trust (REIT)	73
3	BRE Properties, Inc. (REIT)	150
3	Brookline Bancorp, Inc.	25
5	Brown & Brown, Inc.	131

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Calamos Asset Management, Inc., Class A	$11
3	Camden Property Trust (REIT)	208
2	Campus Crest Communities, Inc. (REIT)	22
1	Capital Bank Corp.*	2
1	Capital City Bank Group, Inc.	9
25	Capital One Financial Corp.	1,413
10	CapitalSource, Inc.	69
7	Capitol Federal Financial, Inc.	83
3	CapLease, Inc. (REIT)	15
4	Capstead Mortgage Corp. (REIT)	57
1	Cardinal Financial Corp.	13
1	Cash America International, Inc.	39
3	Cathay General Bancorp	49
6	CBL & Associates Properties, Inc. (REIT)	128
4	CBOE Holdings, Inc.	114
14	CBRE Group, Inc., Class A*	242
3	Cedar Realty Trust, Inc. (REIT)	16
1	Center Bancorp, Inc.	11
1	CenterState Banks, Inc.	8
1	Central Pacific Financial Corp.*	14
47	Charles Schwab Corp. (The)	634
1	Chatham Lodging Trust (REIT)	14
1	Chemical Financial Corp.	23
1	Chesapeake Lodging Trust (REIT)	19
45	Chimera Investment Corp. (REIT)	114
12	Chubb Corp. (The)	887
6	Cincinnati Financial Corp.	232
9	CIT Group, Inc.*	340
127	Citigroup, Inc.	3,773
1	Citizens & Northern Corp.	19
2	Citizens Republic Bancorp, Inc.*	41
2	Citizens, Inc./TX*	20
1	City Holding Co.	34
2	City National Corp./CA	103
14	CME Group, Inc.	769
1	CNA Financial Corp.	26
1	CNB Financial Corp./PA	17
9	CNO Financial Group, Inc.	80
2	CoBiz Financial, Inc.	14
1	Cohen & Steers, Inc.	34
4	Colonial Properties Trust (REIT)	88
1	Colony Financial, Inc. (REIT)	19
2	Columbia Banking System, Inc.	36
9	Comerica, Inc.	276
3	Commerce Bancshares, Inc./MO	121
4	CommonWealth REIT (REIT)	60
2	Community Bank System, Inc.	56
1	Community Trust Bancorp, Inc.	34
1	Coresite Realty Corp. (REIT)	27
3	Corporate Office Properties Trust (REIT)	67
4	Cousins Properties, Inc. (REIT)	32
4	Cowen Group, Inc., Class A*	10
1	Crawford & Co., Class B	4
3	CreXus Investment Corp. (REIT)	31
5	CubeSmart (REIT)	64
2	Cullen/Frost Bankers, Inc.	111
4	CVB Financial Corp.	48
7	CYS Investments, Inc. (REIT)	101
11	DCT Industrial Trust, Inc. (REIT)	70
10	DDR Corp. (REIT)	152
2	DFC Global Corp.*	37
8	DiamondRock Hospitality Co. (REIT)	77
5	Digital Realty Trust, Inc. (REIT)	373
1	Dime Community Bancshares, Inc.	14
23	Discover Financial Services	891
6	Doral Financial Corp.*	6
6	Douglas Emmett, Inc. (REIT)	144
1	Duff & Phelps Corp., Class A	13
12	Duke Realty Corp. (REIT)	174
3	DuPont Fabros Technology, Inc. (REIT)	83
2	Dynex Capital, Inc. (REIT)	21
12	E*TRADE Financial Corp.*	103
1	Eagle Bancorp, Inc.*	17
6	East West Bancorp, Inc.	132
1	EastGroup Properties, Inc. (REIT)	54
5	Eaton Vance Corp.	135
1	Edelman Financial Group, Inc.	9
5	Education Realty Trust, Inc. (REIT)	58
1	eHealth, Inc.*	17
1	Employers Holdings, Inc.	18
2	Endurance Specialty Holdings Ltd.	76
1	Enterprise Financial Services Corp.	12
2	Entertainment Properties Trust (REIT)	91
1	Epoch Holding Corp.	21
2	Equity Lifestyle Properties, Inc. (REIT)	138
2	Equity One, Inc. (REIT)	42
13	Equity Residential (REIT)	785
1	Erie Indemnity Co., Class A	64
2	Essex Property Trust, Inc. (REIT)	304
1	EverBank Financial Corp.	12
1	Evercore Partners, Inc., Class A	25
2	Everest Re Group Ltd.	207
1	Excel Trust, Inc. (REIT)	12
5	Extra Space Storage, Inc. (REIT)	171
2	EZCORP, Inc., Class A*	45
1	Farmers National Banc Corp.	6
2	FBR & Co.*	6
3	Federal Realty Investment Trust (REIT)	324
4	Federated Investors, Inc., Class B	85
5	FelCor Lodging Trust, Inc. (REIT)*	23
10	Fidelity National Financial, Inc., Class A	188
4	Fifth Street Finance Corp.	42
40	Fifth Third Bancorp	606
2	Financial Engines, Inc.*	43
1	Financial Institutions, Inc.	18
5	First American Financial Corp.	96
3	First BanCorp./Puerto Rico*	11
1	First Bancorp/NC	10
3	First Busey Corp.	14
1	First California Financial Group, Inc.*	7
1	First Cash Financial Services, Inc.*	45
5	First Commonwealth Financial Corp.	35
1	First Community Bancshares, Inc./VA	15
1	First Connecticut Bancorp, Inc./CT	13
3	First Financial Bancorp	49
1	First Financial Bankshares, Inc.	35
1	First Financial Holdings, Inc.	13
1	First Financial Northwest, Inc.*	8
11	First Horizon National Corp.	99
4	First Industrial Realty Trust, Inc. (REIT)*	52
1	First Interstate BancSystem, Inc.	14
3	First Marblehead Corp. (The)*	3
1	First Merchants Corp.	14

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3	First Midwest Bancorp, Inc./IL	$35
15	First Niagara Financial Group, Inc.	118
2	First Potomac Realty Trust (REIT)	26
4	First Republic Bank/CA	131
5	FirstMerit Corp.	78
2	Flagstone Reinsurance Holdings S.A.	17
1	Flushing Financial Corp.	15
6	FNB Corp./PA	66
6	Forest City Enterprises, Inc., Class A*	90
2	Forestar Group, Inc.*	29
1	Fox Chase Bancorp, Inc.	15
1	Franklin Financial Corp./VA*	17
6	Franklin Resources, Inc.	704
3	Franklin Street Properties Corp. (REIT)	33
9	Fulton Financial Corp.	88
1	FXCM, Inc., Class A	9
1	Gain Capital Holdings, Inc.	4
23	General Growth Properties, Inc. (REIT)	473
21	Genworth Financial, Inc., Class A*	111
1	German American Bancorp, Inc.	23
1	Getty Realty Corp. (REIT)	18
3	GFI Group, Inc.	8
3	Glacier Bancorp, Inc.	46
1	Gladstone Capital Corp.	9
1	Gladstone Investment Corp.	8
6	Glimcher Realty Trust (REIT)	63
21	Goldman Sachs Group, Inc. (The)	2,220
1	Golub Capital BDC, Inc.	16
2	Government Properties Income Trust (REIT)	45
2	Gramercy Capital Corp./NY (REIT)*	5
1	Green Bankshares, Inc.*	2
1	Green Dot Corp., Class A*	11
1	Greenhill & Co., Inc.	44
1	Greenlight Capital Re Ltd., Class A*	24
1	GSV Capital Corp.*	9
3	Guaranty Bancorp*	6
1	Hallmark Financial Services*	8
3	Hancock Holding Co.	89
1	Hanmi Financial Corp.*	12
2	Hanover Insurance Group, Inc. (The)	71
1	Harris & Harris Group, Inc.*	4
19	Hartford Financial Services Group, Inc.	341
4	Hatteras Financial Corp. (REIT)	116
4	HCC Insurance Holdings, Inc.	132
18	HCP, Inc. (REIT)	825
10	Health Care REIT, Inc. (REIT)	584
3	Healthcare Realty Trust, Inc. (REIT)	73
1	Heartland Financial USA, Inc.	26
2	Hercules Technology Growth Capital, Inc.	22
1	Heritage Commerce Corp.*	7
1	Heritage Financial Corp./WA	14
1	Heritage Oaks Bancorp*	6
7	Hersha Hospitality Trust (REIT)	35
1	HFF, Inc., Class A*	13
3	Highwoods Properties, Inc. (REIT)	98
2	Hilltop Holdings, Inc.*	22
1	Home BancShares, Inc./AR	32
1	Home Federal Bancorp, Inc./ID	11
1	Home Loan Servicing Solutions Ltd.	16
2	Home Properties, Inc. (REIT)	128
2	Horace Mann Educators Corp.	35
5	Hospitality Properties Trust (REIT)	120
31	Host Hotels & Resorts, Inc. (REIT)	474
1	Howard Hughes Corp. (The)*	66
23	Hudson City Bancorp, Inc.	165
2	Hudson Pacific Properties, Inc. (REIT)	35
1	Hudson Valley Holding Corp.	17
37	Huntington Bancshares, Inc./OH	244
1	Iberiabank Corp.	47
2	ICG Group, Inc.*	18
1	Independent Bank Corp./MA	29
1	Infinity Property & Casualty Corp.	56
3	Inland Real Estate Corp. (REIT)	25
2	Interactive Brokers Group, Inc., Class A	28
3	IntercontinentalExchange, Inc.*	410
2	International Bancshares Corp.	37
1	INTL FCStone, Inc.*	18
19	Invesco Ltd.	450
5	Invesco Mortgage Capital, Inc. (REIT)	102
2	Investment Technology Group, Inc.*	17
2	Investors Bancorp, Inc.*	34
4	Investors Real Estate Trust (REIT)	33
4	iStar Financial, Inc. (REIT)*	29
8	Janus Capital Group, Inc.	70
6	Jefferies Group, Inc.	88
1	JMP Group, Inc.	5
2	Jones Lang LaSalle, Inc.	144
165	JPMorgan Chase & Co.	6,128
2	KBW, Inc.	31
1	KCAP Financial, Inc.*	9
1	Kearny Financial Corp.	10
2	Kemper Corp.	61
2	Kennedy-Wilson Holdings, Inc.	28
41	KeyCorp	346
3	Kilroy Realty Corp. (REIT)	142
18	Kimco Realty Corp. (REIT)	366
2	Kite Realty Group Trust (REIT)	10
4	Knight Capital Group, Inc., Class A*	11
4	Ladenburg Thalmann Financial Services, Inc.*	6
1	Lakeland Bancorp, Inc.	10
1	Lakeland Financial Corp.	27
4	LaSalle Hotel Properties (REIT)	109
5	Lazard Ltd., Class A	142
6	Legg Mason, Inc.	147
9	Leucadia National Corp.	192
5	Lexington Realty Trust (REIT)	47
4	Liberty Property Trust (REIT)	148
12	Lincoln National Corp.	279
14	Loews Corp.	569
2	LPL Financial Holdings, Inc.	57
1	LTC Properties, Inc. (REIT)	34
5	M&T Bank Corp.	435
6	Macerich Co. (The) (REIT)	357
4	Mack-Cali Realty Corp. (REIT)	107
2	Maiden Holdings Ltd.	18
1	Main Street Capital Corp.	27
1	MainSource Financial Group, Inc.	12
1	Manning & Napier, Inc.	12
2	MarketAxess Holdings, Inc.	65
24	Marsh & McLennan Cos., Inc.	820
2	MB Financial, Inc.	41
6	MBIA, Inc.*	65
3	MCG Capital Corp.	14
2	Meadowbrook Insurance Group, Inc.	15
1	Medallion Financial Corp.	11

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (a) (continued)
6		Medical Properties Trust, Inc. (REIT)	$62
1		Medley Capital Corp.	13
1		Mercury General Corp.	38
37		MetLife, Inc.	1,263
1		Metro Bancorp, Inc.*	13
1		MetroCorp Bancshares, Inc.*	11
15		MFA Financial, Inc. (REIT)	123
8		MGIC Investment Corp.*	9
2		Mid-America Apartment Communities, Inc. (REIT)	136
1		Mission West Properties, Inc. (REIT)	9
2		Monmouth Real Estate Investment Corp., Class A (REIT)	22
2		Montpelier Re Holdings Ltd.	43
9		Moody’s Corp.	356
67		Morgan Stanley	1,005
5		MSCI, Inc.*	175
1		MVC Capital, Inc.	13
5		NASDAQ OMX Group, Inc. (The)	114
2		National Financial Partners Corp.*	29
1		National Health Investors, Inc. (REIT)	52
5		National Penn Bancshares, Inc.	45
5		National Retail Properties, Inc. (REIT)	155
1		Nationstar Mortgage Holdings, Inc.*	27
1		NBT Bancorp, Inc.	21
1		Nelnet, Inc., Class A	24
1		Netspend Holdings, Inc.*	9
1		New Mountain Finance Corp.	15
19		New York Community Bancorp, Inc.	252
1		New York Mortgage Trust, Inc. (REIT)	7
1		NewStar Financial, Inc.*	12
1		NGP Capital Resources Co.	7
9		Northern Trust Corp.	418
1		Northfield Bancorp, Inc./NJ	15
6		NorthStar Realty Finance Corp. (REIT)	35
4		Northwest Bancshares, Inc.	48
11		NYSE Euronext	276
1		OceanFirst Financial Corp.	14
5		Ocwen Financial Corp.*	129
4		Old National Bancorp/IN	53
11		Old Republic International Corp.	95
5		Omega Healthcare Investors, Inc. (REIT)	120
1		OneBeacon Insurance Group Ltd., Class A	13
2		Oriental Financial Group, Inc.	21
2		Oritani Financial Corp.	29
1		Pacific Continental Corp.	9
1		PacWest Bancorp	23
1		Park Sterling Corp.*	5
1		Parkway Properties, Inc./MD (REIT)	12
3		PartnerRe Ltd.	220
2		Pebblebrook Hotel Trust (REIT)	47
2		PennantPark Investment Corp.	22
2		Pennsylvania Real Estate Investment Trust (REIT)	31
3		PennyMac Mortgage Investment Trust (REIT)	65
15		People’s United Financial, Inc.	180
2		PHH Corp.*	35
—	#	Phoenix Cos., Inc. (The)*	8
1		PICO Holdings, Inc.*	22
7		Piedmont Office Realty Trust, Inc., Class A (REIT)	119
1		Pinnacle Financial Partners, Inc.*	19
1		Piper Jaffray Cos.*	25
2		Platinum Underwriters Holdings Ltd.	79
7		Plum Creek Timber Co., Inc. (REIT)	287
23		PNC Financial Services Group, Inc.	1,430
4		Popular, Inc.*	63
2		Post Properties, Inc. (REIT)	102
2		Potlatch Corp. (REIT)	72
1		Preferred Bank/CA*	13
1		Presidential Life Corp.	14
2		Primerica, Inc.	58
13		Principal Financial Group, Inc.	357
3		PrivateBancorp, Inc.	49
1		ProAssurance Corp.	89
26		Progressive Corp. (The)	508
20		Prologis, Inc. (REIT)	683
6		Prospect Capital Corp.	69
2		Prosperity Bancshares, Inc.	84
4		Protective Life Corp.	113
3		Provident Financial Services, Inc.	46
2		Provident New York Bancorp	17
20		Prudential Financial, Inc.	1,090
1		PS Business Parks, Inc. (REIT)	68
6		Public Storage (REIT)	873
6		Radian Group, Inc.	20
2		RAIT Financial Trust (REIT)	9
2		Ramco-Gershenson Properties Trust (REIT)	26
5		Raymond James Financial, Inc.	176
5		Rayonier, Inc. (REIT)	245
6		Realty Income Corp. (REIT)	253
3		Redwood Trust, Inc. (REIT)	43
4		Regency Centers Corp. (REIT)	196
61		Regions Financial Corp.	425
3		Reinsurance Group of America, Inc.	176
2		RenaissanceRe Holdings Ltd.	155
1		Renasant Corp.	18
1		Resource America, Inc., Class A	6
4		Resource Capital Corp. (REIT)	24
2		Retail Opportunity Investments Corp. (REIT)	25
4		Retail Properties of America, Inc., Class A (REIT)	45
1		RLI Corp.	63
5		RLJ Lodging Trust (REIT)	89
1		Rockville Financial, Inc.	12
1		Rouse Properties, Inc. (REIT)	14
1		S&T Bancorp, Inc.	17
1		S.Y. Bancorp, Inc.	23
2		Sabra Health Care REIT, Inc. (REIT)	38
1		Safeguard Scientifics, Inc.*	16
1		Safety Insurance Group, Inc.	45
1		Sandy Spring Bancorp, Inc.	18
1		SCBT Financial Corp.	40
1		SeaBright Holdings, Inc.	11
3		Seacoast Banking Corp. of Florida*	4
6		SEI Investments Co.	131
2		Selective Insurance Group, Inc.	36
8		Senior Housing Properties Trust (REIT)	177
1		Sierra Bancorp	11
2		Signature Bank/NY*	129
1		Simmons First National Corp., Class A	23
13		Simon Property Group, Inc. (REIT)	2,063
4		SL Green Realty Corp. (REIT)	322
21		SLM Corp.	331

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	Solar Capital Ltd.	$46
1	Southside Bancshares, Inc.	22
1	Southwest Bancorp, Inc./OK*	11
1	Sovran Self Storage, Inc. (REIT)	57
3	St. Joe Co. (The)*	58
1	STAG Industrial, Inc. (REIT)	15
2	StanCorp Financial Group, Inc.	62
5	Starwood Property Trust, Inc. (REIT)	118
1	State Auto Financial Corp.	14
1	State Bank Financial Corp.	16
21	State Street Corp.	874
1	StellarOne Corp.	13
1	Sterling Bancorp/NY	10
1	Sterling Financial Corp./WA	21
1	Stewart Information Services Corp.	20
2	Stifel Financial Corp.*	65
8	Strategic Hotels & Resorts, Inc. (REIT)*	49
1	Summit Hotel Properties, Inc. (REIT)	9
2	Sun Bancorp, Inc./NJ*	6
1	Sun Communities, Inc. (REIT)	46
6	Sunstone Hotel Investors, Inc. (REIT)*	63
23	SunTrust Banks, Inc.	579
8	Susquehanna Bancshares, Inc.	84
2	SVB Financial Group*	116
1	SWS Group, Inc.*	6
3	Symetra Financial Corp.	37
34	Synovus Financial Corp.	71
11	T. Rowe Price Group, Inc.	676
4	Tanger Factory Outlet Centers (REIT)	134
3	Taubman Centers, Inc. (REIT)	240
1	Taylor Capital Group, Inc.*	17
7	TCF Financial Corp.	78
10	TD Ameritrade Holding Corp.	171
1	Tejon Ranch Co.*	28
1	Terreno Realty Corp. (REIT)	15
2	Texas Capital Bancshares, Inc.*	92
3	TFS Financial Corp.*	27
1	THL Credit, Inc.	14
1	Thomas Properties Group, Inc.	6
2	TICC Capital Corp.	21
4	Torchmark Corp.	205
2	Tower Group, Inc.	37
1	TowneBank/VA	15
17	Travelers Cos., Inc. (The)	1,101
1	Triangle Capital Corp.	25
1	Trico Bancshares	15
4	TrustCo Bank Corp NY	22
3	Trustmark Corp.	71
12	Two Harbors Investment Corp. (REIT)	139
82	U.S. Bancorp	2,740
11	UDR, Inc. (REIT)	278
1	UMB Financial Corp.	49
1	UMH Properties, Inc. (REIT)	11
5	Umpqua Holdings Corp.	63
1	Union First Market Bankshares Corp.	15
2	United Bankshares, Inc./WV	49
2	United Community Banks, Inc./GA*	16
1	United Financial Bancorp, Inc.	14
1	United Fire Group, Inc.	22
1	Universal Health Realty Income Trust (REIT)	43
1	Universal Insurance Holdings, Inc.	4
1	Univest Corp. of Pennsylvania	16
12	Unum Group	234
1	Urstadt Biddle Properties, Inc., Class A (REIT)	20
4	Validus Holdings Ltd.	134
9	Valley National Bancorp	87
13	Ventas, Inc. (REIT)	851
1	ViewPoint Financial Group, Inc.	18
1	Virginia Commerce Bancorp, Inc.*	8
8	Vornado Realty Trust (REIT)	649
5	W. R. Berkley Corp.	187
4	Waddell & Reed Financial, Inc., Class A	118
1	Walter Investment Management Corp.	28
1	Washington Banking Co.	14
5	Washington Federal, Inc.	81
3	Washington Real Estate Investment Trust (REIT)	81
1	Washington Trust Bancorp, Inc.	25
3	Webster Financial Corp.	64
5	Weingarten Realty Investors (REIT)	140
212	Wells Fargo & Co.	7,214
1	WesBanco, Inc.	20
1	West Bancorp., Inc.	10
1	West Coast Bancorp/OR*	20
1	Westamerica Bancorp.	47
3	Western Alliance Bancorp.*	28
1	Westfield Financial, Inc.	7
23	Weyerhaeuser Co. (REIT)	573
1	Whitestone REIT (REIT)	13
3	Wilshire Bancorp, Inc.*	19
1	Winthrop Realty Trust (REIT)	11
2	Wintrust Financial Corp.	75
3	WisdomTree Investments, Inc.*	19
14	XL Group plc	324
8	Zions Bancorp.	154
		105,691
	Health Care — 1.7%

1	Abaxis, Inc.*	37
68	Abbott Laboratories	4,457
1	Abiomed, Inc.*	22
1	Acadia Healthcare Co., Inc.*	19
2	Accretive Health, Inc.*	24
3	Accuray, Inc.*	18
2	Achillion Pharmaceuticals, Inc.*	14
2	Acorda Therapeutics, Inc.*	46
1	Acura Pharmaceuticals, Inc.*	2
1	Aegerion Pharmaceuticals, Inc.*	14
15	Aetna, Inc.	576
2	Affymax, Inc.*	35
3	Affymetrix, Inc.*	11
1	Agenus, Inc.*	5
15	Agilent Technologies, Inc.	557
1	Air Methods Corp.*	117
2	Akorn, Inc.*	28
3	Alere, Inc.*	56
8	Alexion Pharmaceuticals, Inc.*	858
3	Align Technology, Inc.*	102
5	Alkermes plc*	92
13	Allergan, Inc.	1,120
3	Allos Therapeutics, Inc.*	5
7	Allscripts Healthcare Solutions, Inc.*	73
2	Alnylam Pharmaceuticals, Inc.*	37
2	Alphatec Holdings, Inc.*	3
1	AMAG Pharmaceuticals, Inc.*	15
1	Amedisys, Inc.*	14
2	AMERIGROUP Corp.*	182

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11	AmerisourceBergen Corp.	$424
34	Amgen, Inc.	2,853
1	Amicus Therapeutics, Inc.*	5
2	AMN Healthcare Services, Inc.*	17
1	Ampio Pharmaceuticals, Inc.*	3
1	Amsurg Corp.*	29
1	Anacor Pharmaceuticals, Inc.*	6
1	Analogic Corp.	70
1	AngioDynamics, Inc.*	11
1	Anika Therapeutics, Inc.*	14
4	Antares Pharma, Inc.*	16
9	Arena Pharmaceuticals, Inc.*	81
7	Ariad Pharmaceuticals, Inc.*	144
3	Arqule, Inc.*	16
4	Array BioPharma, Inc.*	22
1	ArthroCare Corp.*	30
1	Assisted Living Concepts, Inc., Class A	8
4	Astex Pharmaceuticals, Inc.*	11
2	athenahealth, Inc.*	177
1	AtriCure, Inc.*	7
2	Auxilium Pharmaceuticals, Inc.*	47
6	AVANIR Pharmaceuticals, Inc., Class A*	20
2	AVEO Pharmaceuticals, Inc.*	19
24	Baxter International, Inc.	1,408
9	Becton, Dickinson and Co.	684
2	BioCryst Pharmaceuticals, Inc.*	9
1	BioDelivery Sciences International, Inc.*	5
10	Biogen Idec, Inc.*	1,466
5	BioMarin Pharmaceutical, Inc.*	187
1	Bio-Rad Laboratories, Inc., Class A*	100
1	Bio-Reference Labs, Inc.*	26
2	BioScrip, Inc.*	17
1	BioTime, Inc.*	4
62	Boston Scientific Corp.*	335
73	Bristol-Myers Squibb Co.	2,410
4	Brookdale Senior Living, Inc.*	87
4	Bruker Corp.*	48
4	C.R. Bard, Inc.	392
3	Cadence Pharmaceuticals, Inc.*	12
1	Cambrex Corp.*	12
1	Cantel Medical Corp.	26
1	Capital Senior Living Corp.*	12
15	Cardinal Health, Inc.	593
1	Cardiovascular Systems, Inc.*	9
10	CareFusion Corp.*	263
4	Catamaran Corp.*	349
19	Celgene Corp.*	1,369
3	Celldex Therapeutics, Inc.*	17
2	Centene Corp.*	81
3	Cepheid, Inc.*	113
6	Cerner Corp.*	439
2	Cerus Corp.*	6
2	Charles River Laboratories International, Inc.*	73
1	Chemed Corp.	66
1	Chindex International, Inc.*	10
13	Cigna Corp.	595
1	Clovis Oncology, Inc.*	17
1	Codexis, Inc.*	2
4	Community Health Systems, Inc.*	108
1	Conceptus, Inc.*	19
1	CONMED Corp.	27
2	Cooper Cos., Inc. (The)	168
2	Corcept Therapeutics, Inc.*	6
1	Coronado Biosciences, Inc.*	6
2	Covance, Inc.*	96
6	Coventry Health Care, Inc.	250
21	Covidien plc	1,177
1	Cross Country Healthcare, Inc.*	4
1	CryoLife, Inc.*	5
3	Cubist Pharmaceuticals, Inc.*	139
1	Cumberland Pharmaceuticals, Inc.*	6
3	Curis, Inc.*	13
1	Cyberonics, Inc.*	50
2	Cytori Therapeutics, Inc.*	6
4	DaVita, Inc.*	389
7	Dendreon Corp.*	31
6	DENTSPLY International, Inc.	218
2	Depomed, Inc.*	11
3	DexCom, Inc.*	40
2	Discovery Laboratories, Inc.*	6
1	Dusa Pharmaceuticals, Inc.*	5
4	Dyax Corp.*	9
8	Dynavax Technologies Corp.*	31
5	Edwards Lifesciences Corp.*	511
44	Eli Lilly & Co.	1,976
1	Emergent Biosolutions, Inc.*	15
1	Emeritus Corp.*	20
5	Endo Health Solutions, Inc.*	159
1	Endocyte, Inc.*	10
2	Endologix, Inc.*	24
1	Ensign Group, Inc. (The)	29
1	EnteroMedics, Inc.*	4
2	Enzon Pharmaceuticals, Inc.*	14
1	Epocrates, Inc.*	9
3	Exact Sciences Corp.*	30
1	ExamWorks Group, Inc.*	13
8	Exelixis, Inc.*	35
35	Express Scripts Holding Co.*	2,192
2	Five Star Quality Care, Inc.*	9
1	Fluidigm Corp.*	16
12	Forest Laboratories, Inc.*	416
1	Genomic Health, Inc.*	34
1	Gentiva Health Services, Inc.*	11
6	Geron Corp.*	17
33	Gilead Sciences, Inc.*	1,904
1	Greatbatch, Inc.*	23
1	GTx, Inc.*	4
1	Haemonetics Corp.*	74
4	Halozyme Therapeutics, Inc.*	23
1	Hanger, Inc.*	29
2	Hansen Medical, Inc.*	3
1	Harvard Bioscience, Inc.*	4
7	HCA Holdings, Inc.	200
11	Health Management Associates, Inc., Class A*	84
4	Health Net, Inc.*	93
4	HealthSouth Corp.*	92
1	HealthStream, Inc.*	28
1	Healthways, Inc.*	10
1	HeartWare International, Inc.*	90
4	Henry Schein, Inc.*	307
3	Hill-Rom Holdings, Inc.	83
4	HMS Holdings Corp.*	138
11	Hologic, Inc.*	216
1	Horizon Pharma, Inc.*	4
7	Hospira, Inc.*	235
7	Humana, Inc.	491
1	ICU Medical, Inc.*	56

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	Idenix Pharmaceuticals, Inc.*	$23
2	IDEXX Laboratories, Inc.*	190
5	Illumina, Inc.*	210
2	ImmunoCellular Therapeutics Ltd.*	5
4	Immunogen, Inc.*	58
3	Immunomedics, Inc.*	10
3	Impax Laboratories, Inc.*	71
4	Incyte Corp.*	80
1	Infinity Pharmaceuticals, Inc.*	18
2	Insulet Corp.*	42
1	Integra LifeSciences Holdings Corp.*	39
3	InterMune, Inc.*	22
2	Intuitive Surgical, Inc.*	984
1	Invacare Corp.	14
1	IPC The Hospitalist Co., Inc.*	44
1	IRIS International, Inc.*	13
3	Ironwood Pharmaceuticals, Inc.*	38
4	Isis Pharmaceuticals, Inc.*	54
2	Jazz Pharmaceuticals plc*	91
119	Johnson & Johnson	8,024
3	Keryx Biopharmaceuticals, Inc.*	6
2	Kindred Healthcare, Inc.*	22
4	Laboratory Corp. of America Holdings*	352
1	Lannett Co., Inc.*	5
9	Lexicon Pharmaceuticals, Inc.*	20
1	LHC Group, Inc.*	17
8	Life Technologies Corp.*	382
2	LifePoint Hospitals, Inc.*	81
1	Ligand Pharmaceuticals, Inc., Class B*	17
2	Luminex Corp.*	39
1	Magellan Health Services, Inc.*	50
2	MAKO Surgical Corp.*	33
5	MannKind Corp.*	14
1	MAP Pharmaceuticals, Inc.*	13
2	Masimo Corp.*	44
1	Maxygen, Inc.*	6
10	McKesson Corp.	871
3	MedAssets, Inc.*	51
2	Medicines Co. (The)*	51
2	Medicis Pharmaceutical Corp., Class A	63
1	Medidata Solutions, Inc.*	35
2	Medivation, Inc.*	210
2	MEDNAX, Inc.*	139
45	Medtronic, Inc.	1,830
132	Merck & Co., Inc.	5,683
3	Merge Healthcare, Inc.*	9
2	Meridian Bioscience, Inc.	35
2	Merit Medical Systems, Inc.*	29
1	Merrimack Pharmaceuticals, Inc.*	8
2	Metropolitan Health Networks, Inc.*	16
1	Mettler-Toledo International, Inc.*	165
1	Molina Healthcare, Inc.*	24
2	Momenta Pharmaceuticals, Inc.*	28
1	MWI Veterinary Supply, Inc.*	101
18	Mylan, Inc.*	424
4	Myriad Genetics, Inc.*	100
1	Natus Medical, Inc.*	12
4	Navidea Biopharmaceuticals, Inc.*	15
5	Nektar Therapeutics*	43
1	Neogen Corp.*	39
3	Neurocrine Biosciences, Inc.*	22
1	NewLink Genetics Corp.*	14
5	Novavax, Inc.*	10
4	NPS Pharmaceuticals, Inc.*	30
2	NuVasive, Inc.*	42
2	NxStage Medical, Inc.*	26
1	Obagi Medical Products, Inc.*	13
1	Omeros Corp.*	9
5	Omnicare, Inc.	162
1	Omnicell, Inc.*	14
1	OncoGenex Pharmaceutical, Inc.*	14
2	Oncothyreon, Inc.*	11
3	Onyx Pharmaceuticals, Inc.*	216
5	Opko Health, Inc.*	22
2	Optimer Pharmaceuticals, Inc.*	30
2	OraSure Technologies, Inc.*	19
3	Orexigen Therapeutics, Inc.*	13
1	Orthofix International N.V.*	42
1	Osiris Therapeutics, Inc.*	9
3	Owens & Minor, Inc.	84
2	Pacific Biosciences of California, Inc.*	4
1	Pacira Pharmaceuticals, Inc.*	18
2	Pain Therapeutics, Inc.*	8
1	Palomar Medical Technologies, Inc.*	9
2	Par Pharmaceutical Cos., Inc.*	100
3	PAREXEL International Corp.*	86
4	Patterson Cos., Inc.	136
6	PDL BioPharma, Inc.	44
5	PerkinElmer, Inc.	137
4	Perrigo Co.	440
325	Pfizer, Inc.	7,754
2	Pharmacyclics, Inc.*	134
1	PharMerica Corp.*	13
1	PhotoMedex, Inc.*	13
1	Pozen, Inc.*	7
1	Progenics Pharmaceuticals, Inc.*	4
1	Providence Service Corp. (The)*	11
2	PSS World Medical, Inc.*	43
10	QIAGEN N.V.*	177
2	Quality Systems, Inc.	35
7	Quest Diagnostics, Inc.	423
2	Questcor Pharmaceuticals, Inc.*	87
1	Quidel Corp.*	16
2	Raptor Pharmaceutical Corp.*	10
3	Regeneron Pharmaceuticals, Inc.*	444
1	Repligen Corp.*	6
1	Repros Therapeutics, Inc.*	13
6	ResMed, Inc.*	225
3	Rigel Pharmaceuticals, Inc.*	28
1	Rockwell Medical Technologies, Inc.*	8
2	RTI Biologics, Inc.*	8
3	Salix Pharmaceuticals Ltd.*	132
2	Sangamo Biosciences, Inc.*	11
2	Santarus, Inc.*	12
2	Sciclone Pharmaceuticals, Inc.*	10
4	Seattle Genetics, Inc.*	106
2	Select Medical Holdings Corp.*	21
5	Sequenom, Inc.*	18
2	SIGA Technologies, Inc.*	6
2	Sirona Dental Systems, Inc.*	106
1	Skilled Healthcare Group, Inc., Class A*	6
3	Solta Medical, Inc.*	9
1	Spectranetics Corp. (The)*	12
3	Spectrum Pharmaceuticals, Inc.*	36
14	St. Jude Medical, Inc.	529
2	Staar Surgical Co.*	13
3	STERIS Corp.	103

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
13	Stryker Corp.	$692
1	Sun Healthcare Group, Inc.*	8
1	Sunesis Pharmaceuticals, Inc.*	3
3	Sunrise Senior Living, Inc.*	43
1	SurModics, Inc.*	19
2	Symmetry Medical, Inc.*	19
2	Synergy Pharmaceuticals, Inc.*	10
2	Synta Pharmaceuticals Corp.*	13
1	Targacept, Inc.*	4
1	Team Health Holdings, Inc.*	29
2	Techne Corp.	137
2	Teleflex, Inc.	132
18	Tenet Healthcare Corp.*	93
3	Theravance, Inc.*	80
16	Thermo Fisher Scientific, Inc.	918
3	Thoratec Corp.*	102
2	Threshold Pharmaceuticals, Inc.*	18
1	Tornier N.V.*	18
1	Transcept Pharmaceuticals, Inc.*	7
1	Triple-S Management Corp., Class B*	20
1	Trius Therapeutics, Inc.*	6
1	U.S. Physical Therapy, Inc.	26
3	Unilife Corp.*	9
2	United Therapeutics Corp.*	108
45	UnitedHealth Group, Inc.	2,444
2	Universal American Corp.*	18
4	Universal Health Services, Inc., Class B	160
1	Vanda Pharmaceuticals, Inc.*	4
1	Vanguard Health Systems, Inc.*	10
5	Varian Medical Systems, Inc.*	294
1	Vascular Solutions, Inc.*	13
4	VCA Antech, Inc.*	77
1	Ventrus Biosciences, Inc.*	4
9	Vertex Pharmaceuticals, Inc.*	480
3	Vical, Inc.*	11
3	ViroPharma, Inc.*	80
4	Vivus, Inc.*	86
2	Volcano Corp.*	57
7	Warner Chilcott plc, Class A	95
4	Waters Corp.*	321
6	Watson Pharmaceuticals, Inc.*	488
2	WellCare Health Plans, Inc.*	113
14	WellPoint, Inc.	838
1	West Pharmaceutical Services, Inc.	47
2	Wright Medical Group, Inc.*	41
2	XenoPort, Inc.*	19
3	XOMA Corp.*	10
1	ZELTIQ Aesthetics, Inc.*	5
8	Zimmer Holdings, Inc.	494
3	ZIOPHARM Oncology, Inc.*	15
2	Zogenix, Inc.*	5
		78,594

	Industrials — 1.6%

30	3M Co.	2,778
2	A. O. Smith Corp.	109
5	A123 Systems, Inc.*	1
1	AAON, Inc.	18
2	AAR Corp.	30
2	ABM Industries, Inc.	40
2	Acacia Research Corp.*	53
5	ACCO Brands Corp.*	33
2	Accuride Corp.*	10
1	Aceto Corp.	9
1	Acorn Energy, Inc.	8
3	Actuant Corp., Class A	84
2	Acuity Brands, Inc.	128
1	Advisory Board Co. (The)*	44
5	AECOM Technology Corp.*	97
2	Aegion Corp.*	39
1	Aerovironment, Inc.*	24
4	AGCO Corp.*	168
3	Air Lease Corp.*	62
2	Air Transport Services Group, Inc.*	9
3	Aircastle Ltd.	34
3	Alaska Air Group, Inc.*	101
1	Albany International Corp., Class A	21
1	Allegiant Travel Co.*	66
1	Alliant Techsystems, Inc.	49
1	Altra Holdings, Inc.	18
1	Ameresco, Inc., Class A*	12
2	American Reprographics Co.*	8
2	American Superconductor Corp.*	8
10	AMETEK, Inc.	343
1	API Technologies Corp.*	3
1	Apogee Enterprises, Inc.	16
2	Applied Industrial Technologies, Inc.	81
1	Arkansas Best Corp.	9
1	Armstrong World Industries, Inc.	44
1	Asset Acceptance Capital Corp.*	7
1	Astec Industries, Inc.*	29
1	Atlas Air Worldwide Holdings, Inc.*	52
4	Avery Dennison Corp.	125
5	Avis Budget Group, Inc.*	82
1	AZZ, Inc.	32
4	B/E Aerospace, Inc.*	161
5	Babcock & Wilcox Co. (The)*	123
2	Barnes Group, Inc.	47
2	Beacon Roofing Supply, Inc.*	56
2	Belden, Inc.	68
2	Blount International, Inc.*	26
1	BlueLinx Holdings, Inc.*	2
32	Boeing Co. (The)	2,285
2	Brady Corp., Class A	56
2	Briggs & Stratton Corp.	35
2	Brink’s Co. (The)	45
2	Builders FirstSource, Inc.*	9
7	C.H. Robinson Worldwide, Inc.	396
1	CAI International, Inc.*	20
13	Capstone Turbine Corp.*	13
3	Carlisle Cos., Inc.	157
1	Casella Waste Systems, Inc., Class A*	5
28	Caterpillar, Inc.	2,389
2	CBIZ, Inc.*	11
1	CDI Corp.	16
1	Celadon Group, Inc.	17
2	Cenveo, Inc.*	4
1	Ceradyne, Inc.	24
1	Chart Industries, Inc.*	70
4	Chicago Bridge & Iron Co. N.V.	147
5	Cintas Corp.	202
1	CIRCOR International, Inc.	32
2	CLARCOR, Inc.	96
2	Clean Harbors, Inc.*	109
1	CNH Global N.V.*	40
2	Colfax Corp.*	66
1	Columbus McKinnon Corp.*	15
2	Comfort Systems USA, Inc.	21
1	Commercial Vehicle Group, Inc.*	8
2	Con-way, Inc.	61
7	Cooper Industries plc	512

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Copa Holdings S.A., Class A	$78
4	Copart, Inc.*	107
1	Corporate Executive Board Co. (The)	47
4	Corrections Corp. of America	133
5	Covanta Holding Corp.	86
2	Crane Co.	76
45	CSX Corp.	1,011
1	Cubic Corp.	50
8	Cummins, Inc.	777
2	Curtiss-Wright Corp.	60
25	Danaher Corp.	1,339
17	Deere & Co.	1,277
37	Delta Air Lines, Inc.*	320
2	Deluxe Corp.	57
2	DigitalGlobe, Inc.*	42
1	Dolan Co. (The)*	4
1	Dollar Thrifty Automotive Group, Inc.*	87
6	Donaldson Co., Inc.	212
1	Douglas Dynamics, Inc.	14
8	Dover Corp.	462
2	Dun & Bradstreet Corp. (The)	162
1	Dycom Industries, Inc.*	15
1	Dynamic Materials Corp.	16
15	Eaton Corp.	671
1	Echo Global Logistics, Inc.*	18
1	Edgen Group, Inc.*	7
3	EMCOR Group, Inc.	83
32	Emerson Electric Co.	1,623
1	Encore Capital Group, Inc.*	28
1	Encore Wire Corp.	28
2	Energy Recovery, Inc.*	5
3	EnergySolutions, Inc.*	7
1	EnerNOC, Inc.*	10
2	EnerSys*	75
1	Engility Holdings, Inc.*	19
1	Ennis, Inc.	15
1	EnPro Industries, Inc.*	38
5	Equifax, Inc.	229
1	ESCO Technologies, Inc.	35
1	Esterline Technologies Corp.*	60
8	Exelis, Inc.	81
9	Expeditors International of Washington, Inc.	329
1	Exponent, Inc.*	52
13	Fastenal Co.	560
3	Federal Signal Corp.*	18
14	FedEx Corp.	1,227
2	Flow International Corp.*	7
2	Flowserve Corp.	255
7	Fluor Corp.	361
7	Fortune Brands Home & Security, Inc.*	179
1	Forward Air Corp.	34
1	Franklin Covey Co.*	10
1	Franklin Electric Co., Inc.	54
1	FreightCar America, Inc.	18
2	FTI Consulting, Inc.*	52
7	FuelCell Energy, Inc.*	7
2	Furmanite Corp.*	10
1	G&K Services, Inc., Class A	31
2	Gardner Denver, Inc.	121
2	GATX Corp.	82
1	Genco Shipping & Trading Ltd.*	3
3	GenCorp, Inc.*	27
1	Generac Holdings, Inc.	22
2	General Cable Corp.*	54
14	General Dynamics Corp.	917
459	General Electric Co.	9,506
2	Genesee & Wyoming, Inc., Class A*	127
3	Geo Group, Inc. (The)	79
1	GeoEye, Inc.*	27
1	Gibraltar Industries, Inc.*	11
1	Global Power Equipment Group, Inc.	20
1	Gorman-Rupp Co. (The)	28
1	GP Strategies Corp.*	20
3	Graco, Inc.	148
5	GrafTech International Ltd.*	47
2	Granite Construction, Inc.	55
3	Great Lakes Dredge & Dock Corp.	22
1	Greenbrier Cos., Inc.*	14
2	Griffon Corp.	19
1	H&E Equipment Services, Inc.*	18
1	Hardinge, Inc.	9
3	Harsco Corp.	61
2	Hawaiian Holdings, Inc.*	12
3	Healthcare Services Group, Inc.	64
2	Heartland Express, Inc.	26
2	HEICO Corp.	70
1	Heidrick & Struggles International, Inc.	12
3	Herman Miller, Inc.	59
11	Hertz Global Holdings, Inc.*	156
4	Hexcel Corp.*	91
1	Hill International, Inc.*	4
2	HNI Corp.	55
34	Honeywell International, Inc.	1,987
1	Houston Wire & Cable Co.	11
2	Hub Group, Inc., Class A*	60
3	Hubbell, Inc., Class B	242
1	Hudson Global, Inc.*	5
2	Huntington Ingalls Industries, Inc.*	80
1	Huron Consulting Group, Inc.*	32
1	ICF International, Inc.*	22
4	IDEX Corp.	159
2	IHS, Inc., Class A*	228
2	II-VI, Inc.*	37
18	Illinois Tool Works, Inc.	1,067
13	Ingersoll-Rand plc	608
1	InnerWorkings, Inc.*	12
1	Insperity, Inc.	24
1	Insteel Industries, Inc.	10
3	Interface, Inc.	41
1	Interline Brands, Inc.*	25
7	Iron Mountain, Inc.	230
4	ITT Corp.	80
4	J.B. Hunt Transport Services, Inc.	210
6	Jacobs Engineering Group, Inc.*	237
10	JetBlue Airways Corp.*	49
1	John Bean Technologies Corp.	16
5	Joy Global, Inc.	267
1	Kadant, Inc.*	23
1	Kaman Corp.	33
5	Kansas City Southern	387
1	KAR Auction Services, Inc.*	17
1	Kaydon Corp.	22
6	KBR, Inc.	163
1	Kelly Services, Inc., Class A	12
3	Kennametal, Inc.	111
1	KEYW Holding Corp. (The)*	11
1	Kforce, Inc.*	12
1	Kimball International, Inc., Class B	11

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	Kirby Corp.*	$105
3	Knight Transportation, Inc.	43
2	Knoll, Inc.	29
2	Korn/Ferry International*	29
2	Kratos Defense & Security Solutions, Inc.*	10
4	L-3 Communications Holdings, Inc.	281
2	Landstar System, Inc.	95
1	Layne Christensen Co.*	19
2	Lennox International, Inc.	95
4	Lincoln Electric Holdings, Inc.	165
1	Lindsay Corp.	65
11	Lockheed Martin Corp.	1,003
1	LSI Industries, Inc.	7
1	Lydall, Inc.*	13
6	Manitowoc Co., Inc. (The)	77
3	Manpower, Inc.	111
1	Marten Transport Ltd.	18
15	Masco Corp.	212
2	MasTec, Inc.*	36
2	Matson, Inc.	45
1	McGrath RentCorp	25
4	Meritor, Inc.*	18
2	Metalico, Inc.*	5
1	Met-Pro Corp.	9
1	Middleby Corp.*	115
1	Mine Safety Appliances Co.	35
1	Mistras Group, Inc.*	22
2	Mobile Mini, Inc.*	34
2	Moog, Inc., Class A*	73
1	MRC Global, Inc.*	22
2	MSC Industrial Direct Co., Inc., Class A	139
1	Mueller Industries, Inc.	43
7	Mueller Water Products, Inc., Class A	27
1	Multi-Color Corp.	20
1	MYR Group, Inc.*	20
2	Navigant Consulting, Inc.*	22
3	Navistar International Corp.*	66
1	NCI Building Systems, Inc.*	11
5	Nielsen Holdings N.V.*	140
1	NN, Inc.*	8
3	Nordson Corp.	176
14	Norfolk Southern Corp.	1,014
11	Northrop Grumman Corp.	736
3	Odyssey Marine Exploration, Inc.*	11
2	Old Dominion Freight Line, Inc.*	90
2	On Assignment, Inc.*	33
3	Orbital Sciences Corp.*	41
1	Orion Marine Group, Inc.*	8
4	Oshkosh Corp.*	101
5	Owens Corning*	167
15	PACCAR, Inc.	599
2	Pacer International, Inc.*	8
5	Pall Corp.	278
7	Parker Hannifin Corp.	560
7	Pendrell Corp.*	8
4	Pentair, Inc.	170
1	PGT, Inc.*	3
1	Pike Electric Corp.*	9
7	Pitney Bowes, Inc.	94
1	PMFG, Inc.*	7
2	Polypore International, Inc.*	65
1	Portfolio Recovery Associates, Inc.*	100
6	Precision Castparts Corp.	966
1	Primoris Services Corp.	12
1	Quad/Graphics, Inc.	18
1	Quality Distribution, Inc.*	10
2	Quanex Building Products Corp.	35
9	Quanta Services, Inc.*	216
8	R.R. Donnelley & Sons Co.	88
1	RailAmerica, Inc.*	27
1	Rand Logistics, Inc.*	7
2	Raven Industries, Inc.	61
14	Raytheon Co.	791
1	RBC Bearings, Inc.*	46
2	Regal-Beloit Corp.	136
2	Republic Airways Holdings, Inc.*	9
13	Republic Services, Inc.	359
2	Resources Connection, Inc.	22
1	Rexnord Corp.*	15
1	Roadrunner Transportation Systems, Inc.*	17
2	Robbins & Myers, Inc.	120
6	Robert Half International, Inc.	158
6	Rockwell Automation, Inc.	432
6	Rockwell Collins, Inc.	293
3	Rollins, Inc.	70
4	Roper Industries, Inc.	411
1	RPX Corp.*	12
1	Rush Enterprises, Inc., Class A*	17
2	Ryder System, Inc.	80
1	Saia, Inc.*	22
1	Sauer-Danfoss, Inc.	38
1	Schawk, Inc.	13
3	Shaw Group, Inc. (The)*	126
2	Simpson Manufacturing Co., Inc.	51
2	SkyWest, Inc.	18
3	Snap-on, Inc.	208
33	Southwest Airlines Co.	295
5	Spirit Aerosystems Holdings, Inc., Class A*	124
2	Spirit Airlines, Inc.*	39
2	SPX Corp.	128
1	Standard Parking Corp.*	23
1	Standex International Corp.	45
7	Stanley Black & Decker, Inc.	460
3	Steelcase, Inc., Class A	29
4	Stericycle, Inc.*	366
1	Sterling Construction Co., Inc.*	10
1	Sun Hydraulics Corp.	23
3	Swift Transportation Co.*	24
5	Swisher Hygiene, Inc.*	9
2	Sykes Enterprises, Inc.*	27
1	TAL International Group, Inc.	34
2	Taser International, Inc.*	11
1	Team, Inc.*	31
2	Teledyne Technologies, Inc.*	129
1	Tennant Co.	42
5	Terex Corp.*	110
3	Tetra Tech, Inc.*	78
1	Textainer Group Holdings Ltd.	35
12	Textron, Inc.	321
1	Thermon Group Holdings, Inc.*	23
4	Timken Co.	161
2	Titan International, Inc.	42
1	Titan Machinery, Inc.*	23
1	TMS International Corp., Class A*	10
3	Toro Co. (The)	112
3	Towers Watson & Co., Class A	163
2	TransDigm Group, Inc.*	277
1	TRC Cos., Inc.*	7

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Trex Co., Inc.*	$31
1	Trimas Corp.*	22
3	Trinity Industries, Inc.	85
2	Triumph Group, Inc.	119
2	TrueBlue, Inc.*	31
2	Tutor Perini Corp.*	21
20	Tyco International Ltd.	1,128
1	UniFirst Corp.	64
21	Union Pacific Corp.	2,550
14	United Continental Holdings, Inc.*	258
31	United Parcel Service, Inc., Class B	2,288
4	United Rentals, Inc.*	129
2	United Stationers, Inc.	48
40	United Technologies Corp.	3,194
1	Universal Forest Products, Inc.	38
3	URS Corp.	109
7	US Airways Group, Inc.*	75
1	US Ecology, Inc.	19
3	USG Corp.*	62
4	UTi Worldwide, Inc.	55
1	Valmont Industries, Inc.	127
6	Verisk Analytics, Inc., Class A*	291
1	Viad Corp.	20
1	Vicor Corp.*	6
3	W.W. Grainger, Inc.	618
3	Wabash National Corp.*	20
3	WABCO Holdings, Inc.*	176
5	Waste Connections, Inc.	145
20	Waste Management, Inc.	692
1	Watsco, Inc.	75
1	Watts Water Technologies, Inc., Class A	37
2	Werner Enterprises, Inc.	44
1	Wesco Aircraft Holdings, Inc.*	14
2	WESCO International, Inc.*	116
2	Westinghouse Air Brake Technologies Corp.	156
3	Woodward, Inc.	105
1	XPO Logistics, Inc.*	15
8	Xylem, Inc.	194
1	Zipcar, Inc.*	8
		72,313

	Information Technology — 2.9%

2	3D Systems Corp.*	87
2	Accelrys, Inc.*	15
28	Accenture plc, Class A	1,725
2	ACI Worldwide, Inc.*	87
3	Acme Packet, Inc.*	57
2	Active Network, Inc. (The)*	23
18	Activision Blizzard, Inc.	212
2	Actuate Corp.*	14
3	Acxiom Corp.*	51
22	Adobe Systems, Inc.*	688
3	ADTRAN, Inc.	61
2	Advanced Energy Industries, Inc.*	26
27	Advanced Micro Devices, Inc.*	100
1	Advent Software, Inc.*	24
1	Aeroflex Holding Corp.*	7
1	Agilysys, Inc.*	8
8	Akamai Technologies, Inc.*	300
2	Alliance Data Systems Corp.*	275
1	Alpha & Omega Semiconductor Ltd.*	9
14	Altera Corp.	523
7	Amdocs Ltd.*	226
1	American Software, Inc., Class A	8
3	Amkor Technology, Inc.*	14
7	Amphenol Corp., Class A	426
3	ANADIGICS, Inc.*	4
13	Analog Devices, Inc.	517
1	Anaren, Inc.*	20
1	Ancestry.com, Inc.*	31
2	Angie’s List, Inc.*	19
1	Anixter International, Inc.	60
4	ANSYS, Inc.*	279
4	AOL, Inc.*	135
41	Apple, Inc.	27,275
56	Applied Materials, Inc.	655
3	Applied Micro Circuits Corp.*	15
4	Ariba, Inc.*	179
5	Arris Group, Inc.*	68
5	Arrow Electronics, Inc.*	181
5	Aruba Networks, Inc.*	98
4	Aspen Technology, Inc.*	98
19	Atmel Corp.*	113
1	ATMI, Inc.*	19
2	AuthenTec, Inc.*	16
10	Autodesk, Inc.*	310
21	Automatic Data Processing, Inc.	1,220
11	Avago Technologies Ltd.	402
3	Aviat Networks, Inc.*	7
1	Avid Technology, Inc.*	9
6	Avnet, Inc.*	193
2	AVX Corp.	20
1	Aware, Inc.	6
5	Axcelis Technologies, Inc.*	5
1	AXT, Inc.*	3
1	Badger Meter, Inc.	34
2	Bankrate, Inc.*	34
2	Benchmark Electronics, Inc.*	32
1	Black Box Corp.	26
2	Blackbaud, Inc.	49
2	Blucora, Inc.*	31
7	BMC Software, Inc.*	290
1	Booz Allen Hamilton Holding Corp.	18
2	Bottomline Technologies, Inc.*	45
3	Brightpoint, Inc.*	27
24	Broadcom Corp., Class A*	853
5	Broadridge Financial Solutions, Inc.	118
1	BroadSoft, Inc.*	36
20	Brocade Communications Systems, Inc.*	116
3	Brooks Automation, Inc.	24
15	CA, Inc.	390
1	Cabot Microelectronics Corp.	33
1	CACI International, Inc., Class A*	53
12	Cadence Design Systems, Inc.*	158
1	CalAmp Corp.*	8
2	Calix, Inc.*	11
2	Callidus Software, Inc.*	9
2	Cardtronics, Inc.*	57
2	Cavium, Inc.*	65
1	CEVA, Inc.*	16
2	Checkpoint Systems, Inc.*	16
3	CIBER, Inc.*	10
4	Ciena Corp.*	55
3	Cirrus Logic, Inc.*	125
232	Cisco Systems, Inc.	4,427
8	Citrix Systems, Inc.*	622
2	Cognex Corp.	72
13	Cognizant Technology Solutions Corp., Class A*	836

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Coherent, Inc.*	$47
1	Cohu, Inc.	9
2	CommVault Systems, Inc.*	101
7	Computer Sciences Corp.	225
1	Computer Task Group, Inc.*	16
9	Compuware Corp.*	90
2	comScore, Inc.*	28
1	Comtech Telecommunications Corp.	28
9	Comverse Technology, Inc.*	54
2	Concur Technologies, Inc.*	145
1	Constant Contact, Inc.*	20
5	Convergys Corp.	78
5	CoreLogic, Inc.*	123
1	Cornerstone OnDemand, Inc.*	27
66	Corning, Inc.	791
1	CoStar Group, Inc.*	81
2	Cray, Inc.*	23
5	Cree, Inc.*	141
1	CSG Systems International, Inc.*	21
1	CTS Corp.	10
1	Cymer, Inc.*	57
7	Cypress Semiconductor Corp.*	81
2	Daktronics, Inc.	19
1	Datalink Corp.*	8
2	DealerTrack Holdings, Inc.*	55
64	Dell, Inc.*	678
1	Deltek, Inc.*	13
1	Demand Media, Inc.*	10
2	Dice Holdings, Inc.*	16
3	Diebold, Inc.	98
1	Digi International, Inc.*	10
2	Digital River, Inc.*	33
2	Diodes, Inc.*	37
2	Dolby Laboratories, Inc., Class A*	66
1	DSP Group, Inc.*	6
1	DST Systems, Inc.	51
1	DTS, Inc.*	22
5	EarthLink, Inc.	33
50	eBay, Inc.*	2,374
1	Ebix, Inc.	24
2	Echelon Corp.*	7
2	EchoStar Corp., Class A*	54
1	Electro Rent Corp.	17
1	Electro Scientific Industries, Inc.	12
14	Electronic Arts, Inc.*	187
2	Electronics for Imaging, Inc.*	31
1	Ellie Mae, Inc.*	26
91	EMC Corp.*	2,392
4	Emulex Corp.*	27
6	Entegris, Inc.*	53
4	Entropic Communications, Inc.*	22
1	Envestnet, Inc.*	12
1	EPIQ Systems, Inc.	12
2	Equinix, Inc.*	395
2	Euronet Worldwide, Inc.*	36
2	Exar Corp.*	15
1	ExlService Holdings, Inc.*	26
4	Extreme Networks*	14
3	F5 Networks, Inc.*	292
1	Fabrinet*	12
18	Facebook, Inc., Class A*	325
2	FactSet Research Systems, Inc.	185
1	Fair Isaac Corp.	43
6	Fairchild Semiconductor International, Inc.*	87
1	FalconStor Software, Inc.*	2
1	FARO Technologies, Inc.*	39
2	FEI Co.	107
11	Fidelity National Information Services, Inc.	346
4	Finisar Corp.*	55
3	First Solar, Inc.*	60
6	Fiserv, Inc.*	428
2	FleetCor Technologies, Inc.*	86
7	FLIR Systems, Inc.	139
2	FormFactor, Inc.*	10
1	Forrester Research, Inc.	29
6	Fortinet, Inc.*	159
2	Freescale Semiconductor Ltd.*	20
2	FSI International, Inc.*	12
3	Fusion-io, Inc.*	84
4	Gartner, Inc.*	198
5	Genpact Ltd.*	91
3	Global Cash Access Holdings, Inc.*	23
3	Global Payments, Inc.	125
1	Globecomm Systems, Inc.*	12
2	Glu Mobile, Inc.*	10
11	Google, Inc., Class A*	7,536
1	GSI Group, Inc.*	9
1	GSI Technology, Inc.*	4
5	GT Advanced Technologies, Inc.*	29
1	Guidance Software, Inc.*	10
1	Guidewire Software, Inc.*	29
1	Hackett Group, Inc. (The)*	4
5	Harmonic, Inc.*	23
5	Harris Corp.	235
2	Heartland Payment Systems, Inc.	61
86	Hewlett-Packard Co.	1,452
1	Higher One Holdings, Inc.*	12
1	Hittite Microwave Corp.*	52
3	IAC/InterActiveCorp	156
1	iGATE Corp.*	16
1	Imation Corp.*	6
1	Immersion Corp.*	6
5	Infinera Corp.*	28
5	Informatica Corp.*	163
7	Ingram Micro, Inc., Class A*	107
1	Innodata, Inc.*	4
1	Inphi Corp.*	12
2	Insight Enterprises, Inc.*	36
6	Integrated Device Technology, Inc.*	32
1	Integrated Silicon Solution, Inc.*	10
218	Intel Corp.	5,413
1	Interactive Intelligence Group, Inc.*	30
2	InterDigital, Inc.	67
3	Intermec, Inc.*	18
1	Intermolecular, Inc.*	7
2	Internap Network Services Corp.*	14
47	International Business Machines Corp.	9,158
3	International Rectifier Corp.*	52
6	Intersil Corp., Class A	53
1	Intevac, Inc.*	6
2	IntraLinks Holdings, Inc.*	11
13	Intuit, Inc.	761
2	InvenSense, Inc.*	25
2	Ipass, Inc.*	4
1	IPG Photonics Corp.*	61
2	Itron, Inc.*	87
2	Ixia*	30
1	IXYS Corp.*	10
2	j2 Global, Inc.	59
8	Jabil Circuit, Inc.	182

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	Jack Henry & Associates, Inc.	$148
2	JDA Software Group, Inc.*	62
10	JDS Uniphase Corp.*	112
1	Jive Software, Inc.*	15
23	Juniper Networks, Inc.*	401
2	Kemet Corp.*	9
1	Kenexa Corp.*	46
1	Keynote Systems, Inc.	13
2	KIT Digital, Inc.*	6
7	KLA-Tencor Corp.	359
3	Kopin Corp.*	10
1	KVH Industries, Inc.*	14
8	Lam Research Corp.*	273
5	Lattice Semiconductor Corp.*	19
4	Lender Processing Services, Inc.	112
3	Lexmark International, Inc., Class A	65
3	Limelight Networks, Inc.*	7
10	Linear Technology Corp.	330
3	LinkedIn Corp., Class A*	322
2	Lionbridge Technologies, Inc.*	7
1	Liquidity Services, Inc.*	52
1	Littelfuse, Inc.	51
2	LivePerson, Inc.*	33
1	LogMeIn, Inc.*	22
25	LSI Corp.*	195
2	LTX-Credence Corp.*	11
1	Manhattan Associates, Inc.*	51
1	Mantech International Corp., Class A	22
1	Marchex, Inc., Class B	3
1	Market Leader, Inc.*	5
20	Marvell Technology Group Ltd.	204
5	Mastercard, Inc., Class A	2,114
3	Mattson Technology, Inc.*	3
13	Maxim Integrated Products, Inc.	353
1	MAXIMUS, Inc.	54
1	MaxLinear, Inc., Class A*	6
1	Maxwell Technologies, Inc.*	8
1	Measurement Specialties, Inc.*	32
1	MeetMe, Inc.*	2
10	MEMC Electronic Materials, Inc.*	27
4	Mentor Graphics Corp.*	66
1	Mercury Computer Systems, Inc.*	10
2	Methode Electronics, Inc.	19
2	Micrel, Inc.	20
8	Microchip Technology, Inc.	278
43	Micron Technology, Inc.*	267
3	MICROS Systems, Inc.*	152
4	Microsemi Corp.*	80
326	Microsoft Corp.	10,047
2	Mindspeed Technologies, Inc.*	5
2	MIPS Technologies, Inc.*	13
2	MKS Instruments, Inc.	54
2	ModusLink Global Solutions, Inc.*	6
6	Molex, Inc.	159
1	MoneyGram International, Inc.*	16
1	Monolithic Power Systems, Inc.*	22
2	Monotype Imaging Holdings, Inc.*	30
5	Monster Worldwide, Inc.*	35
1	MoSys, Inc.*	3
13	Motorola Solutions, Inc.	620
2	Move, Inc.*	16
1	MTS Systems Corp.	51
1	Nanometrics, Inc.*	15
4	National Instruments Corp.	103
7	NCR Corp.*	157
1	Neonode, Inc.*	4
1	NeoPhotonics Corp.*	6
16	NetApp, Inc.*	552
2	NETGEAR, Inc.*	73
2	Netscout Systems, Inc.*	48
1	NetSuite, Inc.*	57
3	NeuStar, Inc., Class A*	113
2	Newport Corp.*	25
3	NIC, Inc.	43
10	Nuance Communications, Inc.*	239
27	NVIDIA Corp.*	379
3	Oclaro, Inc.*	8
3	OCZ Technology Group, Inc.*	17
2	OmniVision Technologies, Inc.*	33
20	ON Semiconductor Corp.*	125
1	OpenTable, Inc.*	42
1	Oplink Communications, Inc.*	16
1	OPNET Technologies, Inc.	31
166	Oracle Corp.	5,254
1	OSI Systems, Inc.*	74
5	Parametric Technology Corp.*	106
1	Park Electrochemical Corp.	26
3	Parkervision, Inc.*	7
14	Paychex, Inc.	466
1	PC-Tel, Inc.	6
1	PDF Solutions, Inc.*	12
1	Pegasystems, Inc.	27
1	Perficient, Inc.*	11
1	Pericom Semiconductor Corp.*	8
1	Pervasive Software, Inc.*	8
3	Photronics, Inc.*	18
2	Plantronics, Inc.	71
2	Plexus Corp.*	60
2	PLX Technology, Inc.*	11
9	PMC-Sierra, Inc.*	53
8	Polycom, Inc.*	83
1	Power Integrations, Inc.	35
3	Power-One, Inc.*	18
1	PRGX Global, Inc.*	8
1	Procera Networks, Inc.*	21
3	Progress Software Corp.*	58
1	PROS Holdings, Inc.*	17
4	QLIK Technologies, Inc.*	85
4	QLogic Corp.*	49
74	QUALCOMM, Inc.	4,548
10	Quantum Corp.*	16
2	Quest Software, Inc.*	56
2	QuickLogic Corp.*	5
1	QuinStreet, Inc.*	9
5	Rackspace Hosting, Inc.*	300
1	Radisys Corp.*	4
5	Rambus, Inc.*	21
2	RealD, Inc.*	20
1	RealNetworks, Inc.*	8
2	RealPage, Inc.*	51
8	Red Hat, Inc.*	448
2	Responsys, Inc.*	19
12	RF Micro Devices, Inc.*	45
1	Richardson Electronics Ltd.	12
7	Riverbed Technology, Inc.*	140
1	Rofin-Sinar Technologies, Inc.*	22
1	Rogers Corp.*	40
5	Rovi Corp.*	77
1	Rubicon Technology, Inc.*	8
1	Rudolph Technologies, Inc.*	9
1	Saba Software, Inc.*	9
12	SAIC, Inc.	147

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6	Salesforce.com, Inc.*	$871
11	SanDisk Corp.*	453
4	Sanmina-SCI Corp.*	35
1	Sapiens International Corp. NV*	4
5	Sapient Corp.*	51
1	ScanSource, Inc.*	30
1	SciQuest, Inc.*	17
1	Seachange International, Inc.*	8
3	Semtech Corp.*	74
2	ServiceSource International, Inc.*	19
2	ShoreTel, Inc.*	8
1	Sigma Designs, Inc.*	7
1	Silicon Graphics International Corp.*	9
4	Silicon Image, Inc.*	19
2	Silicon Laboratories, Inc.*	76
8	Skyworks Solutions, Inc.*	244
3	SolarWinds, Inc.*	165
3	Solera Holdings, Inc.	123
9	Sonus Networks, Inc.*	17
1	Sourcefire, Inc.*	52
2	Spansion, Inc., Class A*	23
1	Splunk, Inc.*	34
1	SS&C Technologies Holdings, Inc.*	22
1	Stamps.com, Inc.*	22
2	STEC, Inc.*	15
1	STR Holdings, Inc.*	3
1	Stratasys, Inc.*	65
2	SunPower Corp.*	9
1	Super Micro Computer, Inc.*	12
2	Support.com, Inc.*	6
1	Sycamore Networks, Inc.*	15
31	Symantec Corp.*	553
2	Symmetricom, Inc.*	12
1	Synaptics, Inc.*	30
1	Synchronoss Technologies, Inc.*	23
1	SYNNEX Corp.*	35
6	Synopsys, Inc.*	198
1	Syntel, Inc.	58
3	Take-Two Interactive Software, Inc.*	31
1	Tangoe, Inc.*	16
2	Tech Data Corp.*	97
1	TechTarget, Inc.*	6
1	TeleNav, Inc.*	6
1	TeleTech Holdings, Inc.*	17
16	Tellabs, Inc.	57
1	Telular Corp.	10
7	Teradata Corp.*	535
8	Teradyne, Inc.*	125
2	Tessera Technologies, Inc.	31
50	Texas Instruments, Inc.	1,452
7	TIBCO Software, Inc.*	209
5	TiVo, Inc.*	45
1	TNS, Inc.*	15
7	Total System Services, Inc.	162
5	Trimble Navigation Ltd.*	245
7	TriQuint Semiconductor, Inc.*	39
2	TTM Technologies, Inc.*	21
1	Tyler Technologies, Inc.*	40
1	Ultimate Software Group, Inc.*	99
1	Ultra Clean Holdings*	6
1	Ultratech, Inc.*	33
2	Unisys Corp.*	42
4	United Online, Inc.	20
2	Universal Display Corp.*	81
4	Unwired Planet, Inc.*	7
3	ValueClick, Inc.*	49
2	Vantiv, Inc., Class A*	45
1	VASCO Data Security International, Inc.*	9
2	Veeco Instruments, Inc.*	69
5	VeriFone Systems, Inc.*	174
1	Verint Systems, Inc.*	29
7	VeriSign, Inc.*	334
2	ViaSat, Inc.*	77
2	VirnetX Holding Corp.*	52
1	Virtusa Corp.*	17
23	Visa, Inc., Class A	2,950
6	Vishay Intertechnology, Inc.*	57
1	Vishay Precision Group, Inc.*	14
1	Vistaprint N.V.*	36
4	VMware, Inc., Class A*	356
1	Vocus, Inc.*	19
1	Volterra Semiconductor Corp.*	24
2	Web.com Group, Inc.*	33
2	WebMD Health Corp.*	30
2	Websense, Inc.*	31
2	Westell Technologies, Inc., Class A*	4
10	Western Digital Corp.*	418
27	Western Union Co. (The)	475
2	Wright Express Corp.*	132
58	Xerox Corp.	427
11	Xilinx, Inc.	373
1	XO Group, Inc.*	8
53	Yahoo!, Inc.*	776
2	Zebra Technologies Corp., Class A*	75
3	Zix Corp.*	8
1	Zygo Corp.*	19
6	Zynga, Inc., Class A*	17
		130,005

	Materials — 0.6%

1	A. Schulman, Inc.	24
1	A.M. Castle & Co.*	13
9	Air Products & Chemicals, Inc.	743
3	Airgas, Inc.	249
5	AK Steel Holding Corp.	26
4	Albemarle Corp.	219
46	Alcoa, Inc.	394
5	Allegheny Technologies, Inc.	148
4	Allied Nevada Gold Corp.*	130
1	AMCOL International Corp.	30
1	American Vanguard Corp.	29
3	Aptargroup, Inc.	152
1	Arabian American Development Co.*	10
3	Ashland, Inc.	221
1	Balchem Corp.	36
7	Ball Corp.	295
4	Bemis Co., Inc.	121
4	Boise, Inc.	30
2	Buckeye Technologies, Inc.	61
3	Cabot Corp.	104
2	Calgon Carbon Corp.*	27
2	Carpenter Technology Corp.	95
7	Celanese Corp.	268
2	Century Aluminum Co.*	12
3	CF Industries Holdings, Inc.	621
4	Chemtura Corp.*	66
1	Clearwater Paper Corp.*	38
6	Cliffs Natural Resources, Inc.	215
4	Coeur d’Alene Mines Corp.*	92
5	Commercial Metals Co.	64
1	Compass Minerals International, Inc.	72

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6	Crown Holdings, Inc.*	$217
2	Cytec Industries, Inc.	137
2	Domtar Corp.	145
52	Dow Chemical Co. (The)	1,524
41	E.I. du Pont de Nemours & Co.	2,040
2	Eagle Materials, Inc.	85
7	Eastman Chemical Co.	387
11	Ecolab, Inc.	704
4	Ferro Corp.*	13
2	Flotek Industries, Inc.*	24
6	FMC Corp.	326
41	Freeport-McMoRan Copper & Gold, Inc.	1,481
1	FutureFuel Corp.	10
3	General Moly, Inc.*	8
1	Georgia Gulf Corp.	40
3	Globe Specialty Metals, Inc.	44
2	Gold Reserve, Inc.*	8
1	Gold Resource Corp.	19
1	Golden Minerals Co.*	5
11	Golden Star Resources Ltd.*	16
7	Graphic Packaging Holding Co.*	39
1	Greif, Inc., Class A	45
2	H.B. Fuller Co.	61
1	Haynes International, Inc.	49
3	Headwaters, Inc.*	20
12	Hecla Mining Co.	65
2	Horsehead Holding Corp.*	18
8	Huntsman Corp.	115
1	Innophos Holdings, Inc.	47
1	Innospec, Inc.*	31
4	International Flavors & Fragrances, Inc.	242
19	International Paper Co.	657
2	Intrepid Potash, Inc.*	45
1	Kaiser Aluminum Corp.	56
2	KapStone Paper and Packaging Corp.*	40
1	Koppers Holdings, Inc.	32
1	Kraton Performance Polymers, Inc.*	21
1	Kronos Worldwide, Inc.	17
1	Landec Corp.*	10
6	Louisiana-Pacific Corp.*	81
1	LSB Industries, Inc.*	38
14	LyondellBasell Industries N.V., Class A	684
2	Martin Marietta Materials, Inc.	153
1	Materion Corp.	21
9	McEwen Mining, Inc.*	36
7	MeadWestvaco Corp.	201
1	Metals USA Holdings Corp.*	14
6	Midway Gold Corp.*	8
1	Minerals Technologies, Inc.	68
3	Molycorp, Inc.*	35
23	Monsanto Co.	2,004
13	Mosaic Co. (The)	753
1	Myers Industries, Inc.	15
1	Neenah Paper, Inc.	28
21	Newmont Mining Corp.	1,064
1	Noranda Aluminum Holding Corp.	6
14	Nucor Corp.	527
3	Olin Corp.	64
1	OM Group, Inc.*	18
2	Omnova Solutions, Inc.*	16
7	Owens-Illinois, Inc.*	122
2	P. H. Glatfelter Co.	34
4	Packaging Corp. of America	128
6	Paramount Gold and Silver Corp.*	15
4	PolyOne Corp.	63
7	PPG Industries, Inc.	770
13	Praxair, Inc.	1,372
1	Quaker Chemical Corp.	47
3	Reliance Steel & Aluminum Co.	154
4	Resolute Forest Products*	50
1	Revett Minerals, Inc.*	3
3	Rock-Tenn Co., Class A	200
3	Rockwood Holdings, Inc.	142
3	Royal Gold, Inc.	264
6	RPM International, Inc.	164
1	RTI International Metals, Inc.*	22
1	Schnitzer Steel Industries, Inc., Class A	28
1	Schweitzer-Mauduit International, Inc.	32
2	Scotts Miracle-Gro Co. (The), Class A	83
8	Sealed Air Corp.	114
2	Sensient Technologies Corp.	72
4	Sherwin-Williams Co. (The)	572
5	Sigma-Aldrich Corp.	355
2	Silgan Holdings, Inc.	84
4	Sonoco Products Co.	122
7	Southern Copper Corp.	228
1	Spartech Corp.*	5
9	Steel Dynamics, Inc.	110
5	Stillwater Mining Co.*	53
3	SunCoke Energy, Inc.*	47
4	Tahoe Resources, Inc.*	73
1	Texas Industries, Inc.*	39
3	Titanium Metals Corp.	37
1	TPC Group, Inc.*	41
1	Tredegar Corp.	16
1	U.S. Silica Holdings, Inc.*	12
6	United States Steel Corp.	117
2	US Antimony Corp.*	5
4	Valspar Corp.	213
3	Vista Gold Corp.*	9
6	Vulcan Materials Co.	234
3	Walter Energy, Inc.	98
2	Wausau Paper Corp.	18
1	Westlake Chemical Corp.	69
2	Worthington Industries, Inc.	42
3	WR Grace & Co.*	173
1	Zep, Inc.	14
1	Zoltek Cos., Inc.*	9
		25,956
	Telecommunication Services — 0.4%

3	8x8, Inc.*	18
254	AT&T, Inc.	9,307
1	Boingo Wireless, Inc.*	7
1	Cbeyond, Inc.*	8
27	CenturyLink, Inc.	1,141
9	Cincinnati Bell, Inc.*	42
15	Clearwire Corp., Class A*	24
2	Cogent Communications Group, Inc.	39
2	Consolidated Communications Holdings, Inc.	33
13	Crown Castle International Corp.*	825
1	Fairpoint Communications, Inc.*	6
43	Frontier Communications Corp.	199
2	General Communication, Inc., Class A*	18
1	HickoryTech Corp.	10
1	IDT Corp., Class B	10

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	inContact, Inc.*	$6
2	Iridium Communications, Inc.*	15
2	Leap Wireless International, Inc.*	11
7	Level 3 Communications, Inc.*	151
1	Lumos Networks Corp.	9
1	magicJack VocalTec Ltd.*	25
13	MetroPCS Communications, Inc.*	126
1	Neutral Tandem, Inc.*	11
7	NII Holdings, Inc.*	44
1	NTELOS Holdings Corp.	17
2	ORBCOMM, Inc.*	7
2	Premiere Global Services, Inc.*	18
1	Primus Telecommunications Group, Inc.	14
5	SBA Communications Corp., Class A*	299
1	Shenandoah Telecommunications Co.	15
130	Sprint Nextel Corp.*	630
4	Telephone & Data Systems, Inc.	98
2	Towerstream Corp.*	9
7	tw telecom, inc.*	176
1	United States Cellular Corp.*	38
1	USA Mobility, Inc.	11
123	Verizon Communications, Inc.	5,282
7	Vonage Holdings Corp.*	15
26	Windstream Corp.	257
		18,971
	Utilities — 0.5%

28	AES Corp. (The)*	319
5	AGL Resources, Inc.	198
2	ALLETE, Inc.	83
5	Alliant Energy Corp.	220
11	Ameren Corp.	360
1	American DG Energy, Inc.*	2
21	American Electric Power Co., Inc.	903
1	American States Water Co.	44
8	American Water Works Co., Inc.	295
6	Aqua America, Inc.	150
5	Atlantic Power Corp.	71
4	Atmos Energy Corp.	140
3	Avista Corp.	76
2	Black Hills Corp.	68
1	Cadiz, Inc.*	8
2	California Water Service Group	37
18	Calpine Corp.*	316
19	CenterPoint Energy, Inc.	387
1	CH Energy Group, Inc.	65
3	Cleco Corp.	123
11	CMS Energy Corp.	254
13	Consolidated Edison, Inc.	788
1	Consolidated Water Co., Ltd.	8
25	Dominion Resources, Inc.	1,312
7	DTE Energy Co.	409
31	Duke Energy Corp.	2,008
14	Edison International	613
2	El Paso Electric Co.	66
2	Empire District Electric Co. (The)	42
8	Entergy Corp.	545
37	Exelon Corp.	1,349
18	FirstEnergy Corp.	787
1	Genie Energy Ltd., Class B	7
34	GenOn Energy, Inc.*	86
6	Great Plains Energy, Inc.	128
4	Hawaiian Electric Industries, Inc.	106
2	IDACORP, Inc.	83
3	Integrys Energy Group, Inc.	162
2	ITC Holdings Corp.	144
1	Laclede Group, Inc. (The)	42
8	MDU Resources Group, Inc.	172
1	MGE Energy, Inc.	49
1	Middlesex Water Co.	19
3	National Fuel Gas Co.	150
2	New Jersey Resources Corp.	90
18	NextEra Energy, Inc.	1,212
12	NiSource, Inc.	292
14	Northeast Utilities	527
1	Northwest Natural Gas Co.	49
2	NorthWestern Corp.	73
10	NRG Energy, Inc.	213
10	NV Energy, Inc.	175
4	OGE Energy Corp.	216
9	ONEOK, Inc.	401
1	Ormat Technologies, Inc.	19
2	Otter Tail Corp.	45
10	Pepco Holdings, Inc.	193
18	PG&E Corp.	781
3	Piedmont Natural Gas Co., Inc.	94
5	Pinnacle West Capital Corp.	257
3	PNM Resources, Inc.	62
3	Portland General Electric Co.	81
25	PPL Corp.	733
22	Public Service Enterprise Group, Inc.	697
8	Questar Corp.	158
5	SCANA Corp.	237
10	Sempra Energy	662
1	SJW Corp.	23
1	South Jersey Industries, Inc.	51
38	Southern Co. (The)	1,723
2	Southwest Gas Corp.	85
9	TECO Energy, Inc.	156
5	UGI Corp.	152
2	UIL Holdings Corp.	70
1	Unitil Corp.	26
2	UNS Energy Corp.	80
4	Vectren Corp.	113
5	Westar Energy, Inc.	146
2	WGL Holdings, Inc.	78
10	Wisconsin Energy Corp.	380
21	Xcel Energy, Inc.	586
1	York Water Co.	18
		24,148
	Total Common Stocks (Cost $623,169)	670,291

No. of Warrants
Warrants — 0.0%
4	Magnum Hunter Resources Corp., expiring 10/14/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) — 10.5%
	Federal Home Loan Bank
$476,147	0.00%, due 09/04/12	476,147
	Total U.S. Government & Agency Security (Cost $476,147)	476,147

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 41.2%
$1,873,675	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,873,711	$1,873,675
	Total Repurchase Agreements (Cost $1,873,675)	1,873,675

	Total Investment Securities (Cost $2,972,991) — 66.4%	3,020,113
	Other assets less liabilities — 33.6%	1,527,177
	Net Assets — 100.0%	$4,547,290

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2012, the value of these securities amounted to $— or 0.00% of net assets.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $909,380.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT       Real Estate Investment Trust

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,245
Aggregate gross unrealized depreciation	(7,896)
Net unrealized appreciation	$14,349
Federal income tax cost of investments	$3,005,764

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 3000® Index	$1,518,213	$52,521

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	2,453,494	230,763

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	9,094	11,884

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	2,779	215,358

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	12,804	20,469

Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	899,818	197,842

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	3,522,354	403,548

		$1,132,385

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 46.9%
	Consumer Discretionary — 6.6%

2,501	Aaron’s, Inc.	$74,705
2,419	Advance Auto Parts, Inc.	172,039
2,673	Aeropostale, Inc.*	37,235
1,889	AMC Networks, Inc., Class A*	74,313
6,447	American Eagle Outfitters, Inc.	143,381
1,605	Ann, Inc.*	57,106
4,457	Ascena Retail Group, Inc.*	88,249
1,418	Bally Technologies, Inc.*	62,803
1,347	Barnes & Noble, Inc.*	16,124
958	Bob Evans Farms, Inc.	37,688
2,480	Brinker International, Inc.	85,461
1,686	Carter’s, Inc.*	93,927
1,777	Cheesecake Factory, Inc. (The)	59,014
5,517	Chico’s FAS, Inc.	104,492
3,361	Cinemark Holdings, Inc.	78,715
2,017	Collective Brands, Inc.*	43,648
1,266	Deckers Outdoor Corp.*	62,692
3,110	Dick’s Sporting Goods, Inc.	154,754
2,351	DreamWorks Animation SKG, Inc., Class A*	39,896
4,987	Foot Locker, Inc.	172,401
4,745	Gentex Corp.	83,132
2,132	Guess?, Inc.	55,560
3,210	Hanesbrands, Inc.*	104,100
1,289	HSN, Inc.	58,044
912	International Speedway Corp., Class A	24,268
596	ITT Educational Services, Inc.*	19,078
2,514	Jarden Corp.	121,502
1,537	John Wiley & Sons, Inc., Class A	75,836
2,373	KB Home	26,198
1,933	Lamar Advertising Co., Class A*	64,021
1,411	Life Time Fitness, Inc.*	66,994
4,849	LKQ Corp.*	183,001
927	Matthews International Corp., Class A	27,745
1,248	MDC Holdings, Inc.	43,281
1,225	Meredith Corp.	39,886
1,883	Mohawk Industries, Inc.*	135,670
3,995	New York Times Co. (The), Class A*	36,714
167	NVR, Inc.*	138,306
9,338	Office Depot, Inc.*	14,287
978	Panera Bread Co., Class A*	151,492
3,565	PetSmart, Inc.	252,830
2,259	Polaris Industries, Inc.	169,854
2,316	PVH Corp.	217,472
3,271	RadioShack Corp.	7,949
1,894	Regis Corp.	34,111
1,954	Rent-A-Center, Inc.	68,937
5,238	Saks, Inc.*	61,546
828	Scholastic Corp.	25,295
1,922	Scientific Games Corp., Class A*	14,088
7,142	Service Corp. International	93,132
2,799	Signet Jewelers Ltd.	128,362
2,228	Sotheby’s	69,647
390	Strayer Education, Inc.	25,264
2,090	Tempur-Pedic International, Inc.*	65,292
1,391	Thor Industries, Inc.	43,733
4,827	Toll Brothers, Inc.*	157,939
2,370	Tractor Supply Co.	226,288
1,840	Tupperware Brands Corp.	98,403
2,436	Under Armour, Inc., Class A*	141,800
1,406	Valassis Communications, Inc.*	35,248
1,349	Warnaco Group, Inc. (The)*	69,366
9,759	Wendy’s Co. (The)	41,671
3,276	Williams-Sonoma, Inc.	134,382
1,811	WMS Industries, Inc.*	28,849
		5,339,216
	Consumer Staples — 1.6%

4,570	Church & Dwight Co., Inc.	250,162
2,151	Energizer Holdings, Inc.	148,204
3,712	Flowers Foods, Inc.	76,653
4,292	Green Mountain Coffee Roasters, Inc.*	104,339
1,622	Harris Teeter Supermarkets, Inc.	63,372
3,892	Hillshire Brands Co. (The)	101,464
2,511	Ingredion, Inc.	135,167
655	Lancaster Colony Corp.	47,448
905	Post Holdings, Inc.*	27,014
1,817	Ralcorp Holdings, Inc.*	128,934
5,020	Smithfield Foods, Inc.*	96,986
6,982	SUPERVALU, Inc.	16,617
833	Tootsie Roll Industries, Inc.	21,133
765	Universal Corp.	36,284
		1,253,777
	Energy — 2.7%

6,983	Arch Coal, Inc.	42,666
1,871	Atwood Oceanics, Inc.*	86,590
1,583	Bill Barrett Corp.*	34,715
654	CARBO Ceramics, Inc.	46,028
2,821	Cimarex Energy Co.	161,389
2,488	Dresser-Rand Group, Inc.*	125,943
1,138	Dril-Quip, Inc.*	79,705
2,373	Energen Corp.	121,142
3,875	Forest Oil Corp.*	28,714
3,476	Helix Energy Solutions Group, Inc.*	61,247
6,802	HollyFrontier Corp.	274,053
2,089	Northern Oil and Gas, Inc.*	34,134
3,564	Oceaneering International, Inc.	190,817
1,699	Oil States International, Inc.*	132,930
5,137	Patterson-UTI Energy, Inc.	78,031
4,241	Plains Exploration & Production Co.*	166,756
3,988	Quicksilver Resources, Inc.*	13,559
1,743	Rosetta Resources, Inc.*	74,844
2,110	SM Energy Co.	99,655
5,183	Superior Energy Services, Inc.*	107,651
1,685	Tidewater, Inc.	79,920
1,373	Unit Corp.*	54,618
2,365	World Fuel Services Corp.	88,002
		2,183,109
	Financials — 10.4%

1,690	Affiliated Managers Group, Inc.*	198,778
1,389	Alexander & Baldwin, Inc.*	41,142
2,043	Alexandria Real Estate Equities, Inc. (REIT)	150,978
479	Alleghany Corp.*	161,495
2,949	American Campus Communities, Inc. (REIT)	137,482
2,486	American Financial Group, Inc./OH	93,374
6,878	Apollo Investment Corp.	55,162
3,893	Arthur J. Gallagher & Co.	139,058

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,352	Aspen Insurance Holdings Ltd.	$68,396
5,723	Associated Banc-Corp	74,170
2,753	Astoria Financial Corp.	27,723
2,704	BancorpSouth, Inc.	39,857
1,498	Bank of Hawaii Corp.	69,253
5,072	BioMed Realty Trust, Inc. (REIT)	93,984
2,522	BRE Properties, Inc. (REIT)	125,898
3,818	Brown & Brown, Inc.	100,184
2,640	Camden Property Trust (REIT)	183,295
2,589	Cathay General Bancorp	42,382
2,876	CBOE Holdings, Inc.	81,793
1,543	City National Corp./CA	79,233
2,590	Commerce Bancshares, Inc./MO	104,196
2,370	Corporate Office Properties Trust (REIT)	52,993
2,019	Cullen/Frost Bankers, Inc.	112,256
8,766	Duke Realty Corp. (REIT)	127,107
4,756	East West Bancorp, Inc.	104,347
3,802	Eaton Vance Corp.	102,996
1,963	Equity One, Inc. (REIT)	41,616
1,159	Essex Property Trust, Inc. (REIT)	176,145
1,735	Everest Re Group Ltd.	179,850
2,102	Federal Realty Investment Trust (REIT)	226,827
7,329	Fidelity National Financial, Inc., Class A	138,078
3,493	First American Financial Corp.	67,310
11,602	First Niagara Financial Group, Inc.	91,540
3,607	FirstMerit Corp.	56,594
6,606	Fulton Financial Corp.	64,276
956	Greenhill & Co., Inc.	41,729
2,790	Hancock Holding Co.	82,696
1,482	Hanover Insurance Group, Inc. (The)	52,893
3,328	HCC Insurance Holdings, Inc.	110,090
2,432	Highwoods Properties, Inc. (REIT)	79,308
1,600	Home Properties, Inc. (REIT)	102,160
4,064	Hospitality Properties Trust (REIT)	97,820
1,749	International Bancshares Corp.	31,937
6,200	Janus Capital Group, Inc.	54,064
4,945	Jefferies Group, Inc.	72,642
1,439	Jones Lang LaSalle, Inc.	103,795
1,632	Kemper Corp.	49,939
3,861	Liberty Property Trust (REIT)	142,394
4,362	Macerich Co. (The) (REIT)	259,844
2,890	Mack-Cali Realty Corp. (REIT)	77,163
1,192	Mercury General Corp.	45,642
3,999	MSCI, Inc.*	140,285
3,521	National Retail Properties, Inc. (REIT)	109,362
14,447	New York Community Bancorp, Inc.	191,567
8,535	Old Republic International Corp.	73,657
3,480	Omega Healthcare Investors, Inc. (REIT)	83,590
1,326	Potlatch Corp. (REIT)	47,816
1,435	Prosperity Bancshares, Inc.	60,413
2,664	Protective Life Corp.	75,258
3,674	Raymond James Financial, Inc.	129,325
4,012	Rayonier, Inc. (REIT)	196,548
4,389	Realty Income Corp. (REIT)	184,909
2,959	Regency Centers Corp. (REIT)	144,991
2,425	Reinsurance Group of America, Inc.	142,445
4,736	SEI Investments Co.	103,008
5,745	Senior Housing Properties Trust (REIT)	127,079
1,519	Signature Bank/NY*	98,173
2,949	SL Green Realty Corp. (REIT)	237,689
1,459	StanCorp Financial Group, Inc.	45,550
1,454	SVB Financial Group*	84,317
25,877	Synovus Financial Corp.	53,824
1,934	Taubman Centers, Inc. (REIT)	154,759
5,335	TCF Financial Corp.	59,325
2,131	Trustmark Corp.	50,483
8,239	UDR, Inc. (REIT)	208,035
6,490	Valley National Bancorp	62,953
3,686	W. R. Berkley Corp.	137,783
2,840	Waddell & Reed Financial, Inc., Class A	84,064
3,517	Washington Federal, Inc.	56,624
2,429	Webster Financial Corp.	51,689
3,986	Weingarten Realty Investors (REIT)	111,329
917	Westamerica Bancorp.	42,686
		8,363,420
	Health Care — 4.7%

6,280	Allscripts Healthcare Solutions, Inc.*	65,940
1,595	AMERIGROUP Corp.*	145,017
651	Bio-Rad Laboratories, Inc., Class A*	65,347
1,612	Charles River Laboratories International, Inc.*	58,548
2,991	Community Health Systems, Inc.*	80,877
1,558	Cooper Cos., Inc. (The)	130,638
1,825	Covance, Inc.*	87,217
3,855	Endo Health Solutions, Inc.*	122,666
8,432	Health Management Associates, Inc., Class A*	64,589
2,740	Health Net, Inc.*	63,705
2,956	Henry Schein, Inc.*	227,050
2,041	Hill-Rom Holdings, Inc.	56,597
2,829	HMS Holdings Corp.*	97,487
8,703	Hologic, Inc.*	170,840
1,811	IDEXX Laboratories, Inc.*	172,154
1,604	LifePoint Hospitals, Inc.*	64,834
1,886	Masimo Corp.*	41,643
1,958	Medicis Pharmaceutical Corp., Class A	61,795
1,618	MEDNAX, Inc.*	112,095
1,035	Mettler-Toledo International, Inc.*	170,889
3,717	Omnicare, Inc.	120,356
2,090	Owens & Minor, Inc.	58,499
2,566	Regeneron Pharmaceuticals, Inc.*	379,896
4,697	ResMed, Inc.*	176,466
1,902	STERIS Corp.	65,125
1,211	Techne Corp.	83,038
1,342	Teleflex, Inc.	88,612
1,930	Thoratec Corp.*	65,408
1,766	United Therapeutics Corp.*	95,576
3,185	Universal Health Services, Inc., Class B	127,241
2,878	VCA Antech, Inc.*	55,661
6,944	Vertex Pharmaceuticals, Inc.*	370,324
1,418	WellCare Health Plans, Inc.*	80,386
		3,826,516
	Industrials — 7.6%

1,393	Acuity Brands, Inc.	89,375
3,714	AECOM Technology Corp.*	72,014
3,198	AGCO Corp.*	134,604
2,339	Alaska Air Group, Inc.*	78,473

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,091	Alliant Techsystems, Inc.	$53,448
7,931	AMETEK, Inc.	272,113
3,418	B/E Aerospace, Inc.*	137,609
1,554	Brink’s Co. (The)	34,592
2,044	Carlisle Cos., Inc.	106,983
1,653	CLARCOR, Inc.	79,575
1,561	Clean Harbors, Inc.*	84,903
1,835	Con-way, Inc.	55,619
3,423	Copart, Inc.*	91,428
1,102	Corporate Executive Board Co. (The)	51,309
3,290	Corrections Corp. of America	109,590
1,625	Crane Co.	61,734
1,678	Deluxe Corp.	47,605
4,899	Donaldson Co., Inc.	172,886
1,013	Esterline Technologies Corp.*	60,577
6,138	Exelis, Inc.	61,994
5,252	Fortune Brands Home & Security, Inc.*	133,926
1,380	FTI Consulting, Inc.*	35,894
1,647	Gardner Denver, Inc.	99,281
1,539	GATX Corp.	63,345
1,638	General Cable Corp.*	44,373
1,989	Graco, Inc.	98,257
1,145	Granite Construction, Inc.	31,568
2,649	Harsco Corp.	54,013
1,919	Herman Miller, Inc.	37,536
1,499	HNI Corp.	41,552
1,948	Hubbell, Inc., Class B	157,437
1,627	Huntington Ingalls Industries, Inc.*	65,194
2,765	IDEX Corp.	110,213
3,037	ITT Corp.	60,436
2,966	J.B. Hunt Transport Services, Inc.	155,537
7,511	JetBlue Airways Corp.*	36,804
3,619	Kansas City Southern	279,857
4,882	KBR, Inc.	132,253
2,632	Kennametal, Inc.	96,963
1,838	Kirby Corp.*	96,771
1,573	Korn/Ferry International*	22,494
1,545	Landstar System, Inc.	73,032
1,677	Lennox International, Inc.	79,674
2,753	Lincoln Electric Holdings, Inc.	113,561
2,638	Manpower, Inc.	97,896
1,389	Matson, Inc.	31,516
1,020	Mine Safety Appliances Co.	35,567
1,520	MSC Industrial Direct Co., Inc., Class A	105,336
1,862	Nordson Corp.	109,504
3,015	Oshkosh Corp.*	76,400
3,259	Pentair, Inc.	138,508
1,370	Regal-Beloit Corp.	93,242
2,124	Rollins, Inc.	49,447
2,169	Shaw Group, Inc. (The)*	91,272
1,666	SPX Corp.	106,457
3,632	Terex Corp.*	80,158
2,762	Timken Co.	110,922
1,677	Towers Watson & Co., Class A	91,095
2,641	Trinity Industries, Inc.	74,846
1,638	Triumph Group, Inc.	97,346
2,775	United Rentals, Inc.*	89,660
2,492	URS Corp.	90,734
3,408	UTi Worldwide, Inc.	46,792
742	Valmont Industries, Inc.	94,049
4,057	Waste Connections, Inc.	117,450
974	Watsco, Inc.	73,498
1,462	Werner Enterprises, Inc.	32,530
1,584	Westinghouse Air Brake Technologies Corp.	123,774
1,979	Woodward, Inc.	69,127
		6,103,528
	Information Technology — 7.5%

1,308	ACI Worldwide, Inc.*	56,741
2,527	Acxiom Corp.*	43,111
2,096	ADTRAN, Inc.	42,528
1,050	Advent Software, Inc.*	24,948
1,656	Alliance Data Systems Corp.*	227,948
3,064	ANSYS, Inc.*	213,561
3,077	AOL, Inc.*	103,603
3,677	Arrow Electronics, Inc.*	133,291
14,599	Atmel Corp.*	86,572
4,772	Avnet, Inc.*	153,706
4,109	Broadridge Financial Solutions, Inc.	97,301
9,035	Cadence Design Systems, Inc.*	119,262
3,262	Ciena Corp.*	44,591
7,165	Compuware Corp.*	71,650
1,550	Concur Technologies, Inc.*	112,220
3,838	Convergys Corp.	59,527
3,514	CoreLogic, Inc.*	86,444
3,804	Cree, Inc.*	107,273
5,010	Cypress Semiconductor Corp.*	58,166
2,072	Diebold, Inc.	67,506
1,123	DST Systems, Inc.	57,138
1,582	Equinix, Inc.*	312,682
1,477	FactSet Research Systems, Inc.	136,283
1,128	Fair Isaac Corp.	48,177
4,188	Fairchild Semiconductor International, Inc.*	60,810
3,069	Gartner, Inc.*	151,578
2,585	Global Payments, Inc.	107,665
3,562	Informatica Corp.*	116,121
5,011	Ingram Micro, Inc., Class A*	76,518
4,681	Integrated Device Technology, Inc.*	24,903
2,276	International Rectifier Corp.*	39,625
4,192	Intersil Corp., Class A	37,015
1,315	Itron, Inc.*	57,018
2,873	Jack Henry & Associates, Inc.	106,186
2,781	Lender Processing Services, Inc.	78,063
765	Mantech International Corp., Class A	17,136
7,592	MEMC Electronic Materials, Inc.*	20,347
3,069	Mentor Graphics Corp.*	50,731
2,643	MICROS Systems, Inc.*	133,894
3,989	Monster Worldwide, Inc.*	27,803
3,066	National Instruments Corp.	78,980
5,221	NCR Corp.*	116,898
2,201	NeuStar, Inc., Class A*	82,692
3,928	Parametric Technology Corp.*	83,470
1,398	Plantronics, Inc.	49,853
5,865	Polycom, Inc.*	61,113
3,205	QLogic Corp.*	39,005
1,866	Quest Software, Inc.*	52,155
3,513	Rackspace Hosting, Inc.*	210,710
9,149	RF Micro Devices, Inc.*	34,309
5,214	Riverbed Technology, Inc.*	104,228
3,650	Rovi Corp.*	55,991
2,154	Semtech Corp.*	52,816
1,411	Silicon Laboratories, Inc.*	53,957
6,240	Skyworks Solutions, Inc.*	190,070
1,778	SolarWinds, Inc.*	97,577
2,286	Solera Holdings, Inc.	94,023
4,838	Synopsys, Inc.*	159,799

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,311	Tech Data Corp.*	$63,688
12,047	Tellabs, Inc.	42,767
5,426	TIBCO Software, Inc.*	162,346
4,115	Trimble Navigation Ltd.*	201,841
2,653	ValueClick, Inc.*	43,138
3,540	VeriFone Systems, Inc.*	122,980
4,713	Vishay Intertechnology, Inc.*	45,056
1,279	Wright Express Corp.*	84,209
1,706	Zebra Technologies Corp., Class A*	63,617
		6,016,930
	Materials — 3.2%

2,934	Albemarle Corp.	160,578
2,190	Aptargroup, Inc.	110,924
2,581	Ashland, Inc.	190,039
2,085	Cabot Corp.	72,621
1,446	Carpenter Technology Corp.	68,338
3,814	Commercial Metals Co.	48,590
1,088	Compass Minerals International, Inc.	78,140
1,514	Cytec Industries, Inc.	103,664
1,189	Domtar Corp.	86,131
1,010	Greif, Inc., Class A	44,945
1,733	Intrepid Potash, Inc.*	38,871
4,525	Louisiana-Pacific Corp.*	60,725
1,501	Martin Marietta Materials, Inc.	114,646
583	Minerals Technologies, Inc.	39,533
347	NewMarket Corp.	85,404
2,634	Olin Corp.	56,447
3,226	Packaging Corp. of America	103,297
2,472	Reliance Steel & Aluminum Co.	127,135
2,326	Rock-Tenn Co., Class A	155,307
1,962	Royal Gold, Inc.	172,695
4,327	RPM International, Inc.	118,603
1,428	Scotts Miracle-Gro Co. (The), Class A	59,476
1,642	Sensient Technologies Corp.	58,866
1,629	Silgan Holdings, Inc.	68,304
3,309	Sonoco Products Co.	101,222
7,208	Steel Dynamics, Inc.	88,082
3,000	Valspar Corp.	160,020
1,748	Worthington Industries, Inc.	36,533
		2,609,136
	Telecommunication Services — 0.2%

3,178	Telephone & Data Systems, Inc.	77,924
4,951	tw telecom, inc.*	124,518
		202,442
	Utilities — 2.4%

3,650	Alliant Energy Corp.	160,892
4,576	Aqua America, Inc.	114,400
2,961	Atmos Energy Corp.	103,457
1,451	Black Hills Corp.	49,624
2,004	Cleco Corp.	82,024
5,033	Great Plains Energy, Inc.	107,304
3,178	Hawaiian Electric Industries, Inc.	84,312
1,647	IDACORP, Inc.	68,268
6,212	MDU Resources Group, Inc.	133,869
2,737	National Fuel Gas Co.	136,576
7,765	NV Energy, Inc.	136,198
3,243	OGE Energy Corp.	175,284
2,620	PNM Resources, Inc.	53,894
5,863	Questar Corp.	115,794
3,697	UGI Corp.	112,685
2,697	Vectren Corp.	76,082
4,150	Westar Energy, Inc.	120,848
1,695	WGL Holdings, Inc.	66,173
		1,897,684

	Total Common Stocks (Cost $35,448,685)	37,795,758

Principal Amount
	U.S. Government & Agency Securities (a) — 17.9%
	Federal Home Loan Bank
$8,476,070	0.00%, due 09/04/12	8,476,070
	U.S. Treasury Bill
6,000,000	0.00%, due 11/23/12	5,998,824
	Total U.S. Government & Agency Securities (Cost $14,474,894)	14,474,894

	Repurchase Agreements (a)(b) — 25.8%
20,792,108	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $20,792,514	20,792,108
	Total Repurchase Agreements (Cost $20,792,108)	20,792,108

	Total Investment Securities (Cost $70,715,687) — 90.6%	73,062,760
	Other assets less liabilities — 9.4%	7,608,326
	Net Assets — 100.0%	$80,671,086

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $20,494,593.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                     Real Estate Investment Trust

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,208,369
Aggregate gross unrealized depreciation	(1,847,009)
Net unrealized appreciation	$2,361,360
Federal income tax cost of investments	$70,701,400

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	55	09/21/12	$5,338,300	$315,937

Cash collateral in the amount of $290,446 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$55,774,310	$6,163,923

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	437,809	10,512

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	8,333,837	168,872

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	17,840,453	1,234,343

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	5,961,305	61,723

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	29,367,364	(785,555)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	516,829	12,449

		$6,866,267

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 45.2%
	Consumer Discretionary — 7.2%

723	American Greetings Corp., Class A	$10,404
372	American Public Education, Inc.*	12,536
545	Arbitron, Inc.	19,168
261	Arctic Cat, Inc.*	11,291
449	Big 5 Sporting Goods Corp.	3,825
30	Biglari Holdings, Inc.*	10,542
502	BJ’s Restaurants, Inc.*	20,607
285	Blue Nile, Inc.*	10,665
224	Blyth, Inc.	9,480
1,124	Boyd Gaming Corp.*	6,755
883	Brown Shoe Co., Inc.	13,254
1,841	Brunswick Corp.	43,613
563	Buckle, Inc. (The)	25,639
383	Buffalo Wild Wings, Inc.*	29,407
899	Cabela’s, Inc.*	43,161
1,340	Callaway Golf Co.	7,705
278	Capella Education Co.*	8,637
1,095	Career Education Corp.*	3,449
601	Cato Corp. (The), Class A	17,651
377	CEC Entertainment, Inc.	11,201
500	Children’s Place Retail Stores, Inc. (The)*	28,470
756	Christopher & Banks Corp.	1,860
645	Coinstar, Inc.*	32,972
1,832	Coldwater Creek, Inc.*	1,044
1,756	Corinthian Colleges, Inc.*	3,547
479	Cracker Barrel Old Country Store, Inc.	30,167
1,853	Crocs, Inc.*	32,409
568	Digital Generation, Inc.*	6,333
325	DineEquity, Inc.*	17,215
395	Drew Industries, Inc.*	11,443
650	E.W. Scripps Co. (The), Class A*	6,741
535	Ethan Allen Interiors, Inc.	11,813
2,241	Fifth & Pacific Cos., Inc.*	29,693
1,071	Finish Line, Inc. (The), Class A	24,590
756	Fred’s, Inc., Class A	10,077
503	Genesco, Inc.*	35,537
472	Group 1 Automotive, Inc.	25,965
909	Harte-Hanks, Inc.	6,327
394	Haverty Furniture Cos., Inc.	5,154
653	Helen of Troy Ltd.*	20,530
541	Hibbett Sports, Inc.*	31,400
1,290	Hillenbrand, Inc.	23,375
869	Hot Topic, Inc.	8,212
1,461	Iconix Brand Group, Inc.*	27,321
827	Interval Leisure Group, Inc.	15,258
566	iRobot Corp.*	14,258
911	Jack in the Box, Inc.*	23,768
454	JAKKS Pacific, Inc.	7,555
574	JoS. A. Bank Clothiers, Inc.*	27,650
314	Kirkland’s, Inc.*	3,046
565	K-Swiss, Inc., Class A*	1,599
1,066	La-Z-Boy, Inc.*	14,711
470	Lincoln Educational Services Corp.	1,998
445	Lithia Motors, Inc., Class A	12,998
3,058	Live Nation Entertainment, Inc.*	26,054
567	Lumber Liquidators Holdings, Inc.*	26,456
388	M/I Homes, Inc.*	7,488
485	Maidenform Brands, Inc.*	10,762
411	Marcus Corp.	5,306
485	MarineMax, Inc.*	3,497
565	Marriott Vacations Worldwide Corp.*	18,148
1,049	Men’s Wearhouse, Inc. (The)	33,148
621	Meritage Homes Corp.*	23,145
236	Monarch Casino & Resort, Inc.*	1,779
637	Monro Muffler Brake, Inc.	21,562
363	Movado Group, Inc.	12,763
564	Multimedia Games Holding Co., Inc.*	8,838
586	Nutrisystem, Inc.	6,024
1,784	OfficeMax, Inc.	10,365
286	Oxford Industries, Inc.	15,596
373	Papa John’s International, Inc.*	19,206
273	Peet’s Coffee & Tea, Inc.*	20,066
1,089	Pep Boys-Manny Moe & Jack (The)	9,790
258	Perry Ellis International, Inc.*	5,320
419	PetMed Express, Inc.	4,307
1,289	Pinnacle Entertainment, Inc.*	14,269
979	Pool Corp.	38,563
2,558	Quiksilver, Inc.*	8,007
230	Red Robin Gourmet Burgers, Inc.*	7,132
1,315	Ruby Tuesday, Inc.*	8,889
323	rue21, inc.*	9,144
726	Ruth’s Hospitality Group, Inc.*	4,443
919	Ryland Group, Inc. (The)	24,638
1,169	Select Comfort Corp.*	33,398
1,150	Shuffle Master, Inc.*	17,446
762	Skechers U.S.A., Inc., Class A*	16,513
723	Sonic Automotive, Inc., Class A	12,920
1,249	Sonic Corp.*	11,703
698	Spartan Motors, Inc.	3,483
637	Stage Stores, Inc.	13,645
408	Standard Motor Products, Inc.	7,197
2,228	Standard Pacific Corp.*	14,928
558	Stein Mart, Inc.*	5,044
813	Steven Madden Ltd.*	34,894
395	Sturm Ruger & Co., Inc.	17,104
488	Superior Industries International, Inc.	8,340
1,240	Texas Roadhouse, Inc.	21,291
532	True Religion Apparel, Inc.	12,337
858	Tuesday Morning Corp.*	4,796
308	Universal Electronics, Inc.*	4,703
442	Universal Technical Institute, Inc.	5,308
607	Vitamin Shoppe, Inc.*	32,541
391	VOXX International Corp.*	2,933
602	Winnebago Industries, Inc.*	6,923
1,003	Wolverine World Wide, Inc.	47,171
538	Zale Corp.*	2,970
452	Zumiez, Inc.*	13,194
		1,629,513
	Consumer Staples — 2.1%

1,801	Alliance One International, Inc.*	5,223
379	Andersons, Inc. (The)	15,224
997	B&G Foods, Inc.	29,182
175	Boston Beer Co., Inc. (The), Class A*	18,030
259	Calavo Growers, Inc.	6,848
295	Cal-Maine Foods, Inc.	11,853
785	Casey’s General Stores, Inc.	44,392
878	Central Garden and Pet Co., Class A*	10,360
2,424	Darling International, Inc.*	40,287
456	Diamond Foods, Inc.	8,969
922	Hain Celestial Group, Inc. (The)*	63,609
334	Inter Parfums, Inc.	5,544
299	J&J Snack Foods Corp.	17,073
285	Medifast, Inc.*	7,949
252	Nash Finch Co.	4,962
1,036	Prestige Brands Holdings, Inc.*	16,638
402	Sanderson Farms, Inc.	17,696
188	Seneca Foods Corp., Class A*	5,379
969	Snyder’s-Lance, Inc.	22,665
447	Spartan Stores, Inc.	6,844
741	TreeHouse Foods, Inc.*	38,495
1,007	United Natural Foods, Inc.*	57,882

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
328	WD-40 Co.	$16,010
		471,114
	Energy — 1.7%

566	Approach Resources, Inc.*	16,267
615	Basic Energy Services, Inc.*	6,826
737	Bristow Group, Inc.	34,558
1,258	Cloud Peak Energy, Inc.*	22,128
992	Comstock Resources, Inc.*	16,358
263	Contango Oil & Gas Co.*	14,604
1,336	Exterran Holdings, Inc.*	24,569
296	Gulf Island Fabrication, Inc.	7,702
929	Gulfport Energy Corp.*	24,433
728	Hornbeck Offshore Services, Inc.*	28,276
2,630	ION Geophysical Corp.*	17,174
692	Lufkin Industries, Inc.	36,275
530	Matrix Service Co.*	6,180
547	Overseas Shipholding Group, Inc.	3,287
131	OYO Geospace Corp.*	11,998
622	PDC Energy, Inc.*	17,310
945	Penn Virginia Corp.	5,774
1,175	Petroquest Energy, Inc.*	7,485
1,275	Pioneer Energy Services Corp.*	9,817
435	SEACOR Holdings, Inc.*	37,414
1,020	Stone Energy Corp.*	24,001
883	Swift Energy Co.*	17,210
1,599	TETRA Technologies, Inc.*	10,250
		399,896
	Financials — 9.1%

904	Acadia Realty Trust (REIT)	22,510
374	AMERISAFE, Inc.*	9,402
955	Bank Mutual Corp.	4,164
591	Bank of the Ozarks, Inc.	18,971
1,608	BBCN Bancorp, Inc.*	20,132
1,611	Boston Private Financial Holdings, Inc.	15,288
1,444	Brookline Bancorp, Inc.	12,260
419	Calamos Asset Management, Inc., Class A	4,663
605	Cash America International, Inc.	23,486
1,171	Cedar Realty Trust, Inc. (REIT)	6,429
303	City Holding Co.	10,338
1,812	Colonial Properties Trust (REIT)	39,719
818	Columbia Banking System, Inc.	14,593
813	Community Bank System, Inc.	22,797
2,146	Cousins Properties, Inc. (REIT)	17,147
1,813	CVB Financial Corp.	21,665
3,871	DiamondRock Hospitality Co. (REIT)	37,239
582	Dime Community Bancshares, Inc.	8,136
583	EastGroup Properties, Inc. (REIT)	31,249
404	eHealth, Inc.*	6,682
652	Employers Holdings, Inc.	11,886
965	Entertainment Properties Trust (REIT)	43,994
2,141	Extra Space Storage, Inc. (REIT)	73,030
914	EZCORP, Inc., Class A*	20,702
821	Financial Engines, Inc.*	17,487
425	First BanCorp./Puerto Rico*	1,624
590	First Cash Financial Services, Inc.*	26,326
2,160	First Commonwealth Financial Corp.	15,034
1,206	First Financial Bancorp	19,634
649	First Financial Bankshares, Inc.	22,572
1,544	First Midwest Bancorp, Inc./IL	18,235
2,876	FNB Corp./PA	31,492
714	Forestar Group, Inc.*	10,274
1,487	Franklin Street Properties Corp. (REIT)	16,535
558	Getty Realty Corp. (REIT)	9,994
1,483	Glacier Bancorp, Inc.	22,853
649	Hanmi Financial Corp.*	8,106
1,607	Healthcare Realty Trust, Inc. (REIT)	38,986
458	Home BancShares, Inc./AR	14,432
817	Horace Mann Educators Corp.	14,355
446	Independent Bank Corp./MA	13,005
243	Infinity Property & Casualty Corp.	13,632
1,597	Inland Real Estate Corp. (REIT)	13,095
799	Interactive Brokers Group, Inc., Class A	11,042
800	Investment Technology Group, Inc.*	6,776
1,406	Kilroy Realty Corp. (REIT)	66,377
1,319	Kite Realty Group Trust (REIT)	6,780
1,765	LaSalle Hotel Properties (REIT)	48,096
2,792	Lexington Realty Trust (REIT)	26,189
627	LTC Properties, Inc. (REIT)	21,155
1,041	Meadowbrook Insurance Group, Inc.	7,901
2,794	Medical Properties Trust, Inc. (REIT)	28,806
844	Mid-America Apartment Communities, Inc. (REIT)	57,392
837	National Financial Partners Corp.*	12,337
2,544	National Penn Bancshares, Inc.	22,642
222	Navigators Group, Inc. (The)*	10,780
685	NBT Bancorp, Inc.	14,406
2,012	Northwest Bancshares, Inc.	24,305
1,951	Old National Bancorp/IN	25,753
937	Oritani Financial Corp.	13,708
692	PacWest Bancorp	16,110
452	Parkway Properties, Inc./MD (REIT)	5,248
1,153	Pennsylvania Real Estate Investment Trust (REIT)	18,125
713	Pinnacle Financial Partners, Inc.*	13,647
324	Piper Jaffray Cos.*	7,974
1,107	Post Properties, Inc. (REIT)	56,512
439	Presidential Life Corp.	6,120
1,239	PrivateBancorp, Inc.	20,196
632	ProAssurance Corp.	56,393
2,844	Prospect Capital Corp.	32,507
1,104	Provident Financial Services, Inc.	17,046
385	PS Business Parks, Inc. (REIT)	26,245
345	RLI Corp.	21,859
596	S&T Bancorp, Inc.	10,341
760	Sabra Health Care REIT, Inc. (REIT)	14,569
315	Safety Insurance Group, Inc.	14,266
245	Saul Centers, Inc. (REIT)	10,562
1,130	Selective Insurance Group, Inc.	20,261
353	Simmons First National Corp., Class A	8,218
598	Sovran Self Storage, Inc. (REIT)	33,996
637	Sterling Bancorp/NY	6,325
399	Stewart Information Services Corp.	7,888
1,104	Stifel Financial Corp.*	36,079
3,872	Susquehanna Bancshares, Inc.	40,695
610	SWS Group, Inc.*	3,642
1,909	Tanger Factory Outlet Centers (REIT)	64,047
822	Texas Capital Bancshares, Inc.*	37,828
218	Tompkins Financial Corp.	8,467
813	Tower Group, Inc.	15,154
1,931	TrustCo Bank Corp NY	10,775
668	UMB Financial Corp.	32,752
2,306	Umpqua Holdings Corp.	29,148
933	United Bankshares, Inc./WV	22,700
392	United Community Banks, Inc./GA*	3,128
426	United Fire Group, Inc.	9,432
261	Universal Health Realty Income Trust (REIT)	11,267
479	Urstadt Biddle Properties, Inc., Class A (REIT)	9,341

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
671	ViewPoint Financial Group, Inc.	$12,367
161	Virtus Investment Partners, Inc.*	13,788
1,234	Wilshire Bancorp, Inc.*	7,725
749	Wintrust Financial Corp.	28,020
288	World Acceptance Corp.*	21,024
		2,070,385
	Health Care — 5.1%

447	Abaxis, Inc.*	16,749
1,452	Affymetrix, Inc.*	5,532
235	Air Methods Corp.*	27,387
1,392	Akorn, Inc.*	19,265
1,441	Align Technology, Inc.*	48,922
169	Almost Family, Inc.*	3,732
621	Amedisys, Inc.*	8,744
841	AMN Healthcare Services, Inc.*	7,064
652	Amsurg Corp.*	19,175
253	Analogic Corp.	17,586
1,282	Arqule, Inc.*	6,718
510	Bio-Reference Labs, Inc.*	13,321
611	Cambrex Corp.*	7,442
428	Cantel Medical Corp.	11,025
1,061	Centene Corp.*	43,087
396	Chemed Corp.	26,148
228	Computer Programs & Systems, Inc.	11,525
583	CONMED Corp.	15,753
131	Corvel Corp.*	5,738
634	Cross Country Healthcare, Inc.*	2,568
568	CryoLife, Inc.*	3,067
1,305	Cubist Pharmaceuticals, Inc.*	60,291
511	Cyberonics, Inc.*	25,514
514	Emergent Biosolutions, Inc.*	7,571
343	Ensign Group, Inc. (The)	10,098
693	Enzo Biochem, Inc.*	1,303
627	Gentiva Health Services, Inc.*	6,885
487	Greatbatch, Inc.*	11,274
522	Haemonetics Corp.*	38,456
700	Hanger, Inc.*	20,027
403	HealthStream, Inc.*	11,453
688	Healthways, Inc.*	7,210
215	Hi-Tech Pharmacal Co., Inc.*	7,673
256	ICU Medical, Inc.*	14,208
412	Integra LifeSciences Holdings Corp.*	16,208
656	Invacare Corp.	9,014
342	IPC The Hospitalist Co., Inc.*	15,113
1,090	Kindred Healthcare, Inc.*	12,164
195	Landauer, Inc.	11,435
328	LHC Group, Inc.*	5,707
775	Luminex Corp.*	14,989
563	Magellan Health Services, Inc.*	27,931
1,136	Medicines Co. (The)*	29,184
463	Medidata Solutions, Inc.*	16,242
850	Meridian Bioscience, Inc.	15,028
867	Merit Medical Systems, Inc.*	12,355
592	Molina Healthcare, Inc.*	14,350
913	Momenta Pharmaceuticals, Inc.*	12,882
262	MWI Veterinary Supply, Inc.*	26,415
607	Natus Medical, Inc.*	7,108
485	Neogen Corp.*	18,934
890	NuVasive, Inc.*	18,761
692	Omnicell, Inc.*	9,937
403	Palomar Medical Technologies, Inc.*	3,526
757	Par Pharmaceutical Cos., Inc.*	37,699
1,234	PAREXEL International Corp.*	35,527
608	PharMerica Corp.*	7,661
1,039	PSS World Medical, Inc.*	22,432
819	Quality Systems, Inc.	14,472
1,241	Questcor Pharmaceuticals, Inc.*	53,909
1,197	Salix Pharmaceuticals Ltd.*	52,620
1,080	Spectrum Pharmaceuticals, Inc.*	12,917
300	SurModics, Inc.*	5,592
756	Symmetry Medical, Inc.*	7,038
1,437	ViroPharma, Inc.*	38,224
698	West Pharmaceutical Services, Inc.	33,050
		1,160,935
	Industrials — 6.9%

803	A. O. Smith Corp.	43,932
385	AAON, Inc.	7,084
830	AAR Corp.	12,350
997	ABM Industries, Inc.	20,159
1,501	Actuant Corp., Class A	42,208
809	Aegion Corp.*	15,792
383	Aerovironment, Inc.*	9,138
581	Albany International Corp., Class A	12,271
312	Allegiant Travel Co.*	20,667
183	American Science & Engineering, Inc.	10,883
583	Apogee Enterprises, Inc.	9,211
870	Applied Industrial Technologies, Inc.	35,392
525	Arkansas Best Corp.	4,820
413	Astec Industries, Inc.*	12,113
520	AZZ, Inc.	16,515
962	Barnes Group, Inc.	22,771
938	Belden, Inc.	32,014
1,084	Brady Corp., Class A	30,439
1,003	Briggs & Stratton Corp.	17,372
178	Cascade Corp.	8,734
266	CDI Corp.	4,381
500	Ceradyne, Inc.	11,875
359	CIRCOR International, Inc.	11,434
771	Comfort Systems USA, Inc.	7,957
182	Consolidated Graphics, Inc.*	4,876
325	Cubic Corp.	16,409
967	Curtiss-Wright Corp.	29,068
630	Dolan Co. (The)*	2,236
693	Dycom Industries, Inc.*	10,062
1,376	EMCOR Group, Inc.	38,019
453	Encore Capital Group, Inc.*	12,698
396	Encore Wire Corp.	11,215
988	EnerSys*	36,803
335	Engility Holdings, Inc.*	6,201
424	EnPro Industries, Inc.*	15,917
551	ESCO Technologies, Inc.	19,522
276	Exponent, Inc.*	14,369
1,282	Federal Signal Corp.*	7,654
599	Forward Air Corp.	20,138
391	Franklin Electric Co., Inc.	21,204
388	G&K Services, Inc., Class A	12,172
1,230	GenCorp, Inc.*	11,230
1,266	Geo Group, Inc. (The)	33,308
627	Gibraltar Industries, Inc.*	6,853
956	Griffon Corp.	9,245
1,384	Healthcare Services Group, Inc.	29,299
1,176	Heartland Express, Inc.	15,312
371	Heidrick & Struggles International, Inc.	4,571
779	Hub Group, Inc., Class A*	23,448
1,130	II-VI, Inc.*	21,018
467	Insperity, Inc.	11,418
1,196	Interface, Inc.	16,421
596	John Bean Technologies Corp.	9,512
544	Kaman Corp.	17,843
660	Kaydon Corp.	14,678
586	Kelly Services, Inc., Class A	7,231
1,215	Knight Transportation, Inc.	17,375
78	Lawson Products, Inc.	624
262	Lindsay Corp.	17,124

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
352	Lydall, Inc.*	$4,516
754	Mobile Mini, Inc.*	12,893
933	Moog, Inc., Class A*	34,176
788	Mueller Industries, Inc.	33,963
99	National Presto Industries, Inc.	7,199
1,069	Navigant Consulting, Inc.*	11,812
419	NCI Building Systems, Inc.*	4,504
971	Old Dominion Freight Line, Inc.*	43,481
888	On Assignment, Inc.*	14,661
1,216	Orbital Sciences Corp.*	16,781
559	Orion Marine Group, Inc.*	4,260
353	Portfolio Recovery Associates, Inc.*	35,424
184	Powell Industries, Inc.*	6,977
758	Quanex Building Products Corp.	13,265
876	Resources Connection, Inc.	9,794
905	Robbins & Myers, Inc.	54,137
836	Simpson Manufacturing Co., Inc.	21,259
1,050	SkyWest, Inc.	9,209
260	Standex International Corp.	11,606
806	Sykes Enterprises, Inc.*	10,873
758	Teledyne Technologies, Inc.*	48,899
388	Tennant Co.	16,277
1,307	Tetra Tech, Inc.*	33,904
1,234	Toro Co. (The)	45,905
833	TrueBlue, Inc.*	12,936
316	UniFirst Corp.	20,069
838	United Stationers, Inc.	20,271
406	Universal Forest Products, Inc.	15,603
417	Viad Corp.	8,536
405	Vicor Corp.*	2,438
605	Watts Water Technologies, Inc., Class A	22,173
		1,572,386
	Information Technology — 8.4%

735	3D Systems Corp.*	32,127
819	Advanced Energy Industries, Inc.*	10,459
302	Agilysys, Inc.*	2,504
575	Anixter International, Inc.	34,575
2,330	Arris Group, Inc.*	31,758
658	ATMI, Inc.*	12,443
607	Avid Technology, Inc.*	5,590
299	Badger Meter, Inc.	10,139
209	Bel Fuse, Inc., Class B	4,071
1,188	Benchmark Electronics, Inc.*	19,067
361	Black Box Corp.	9,382
930	Blackbaud, Inc.	22,673
825	Blucora, Inc.*	12,713
757	Bottomline Technologies, Inc.*	16,987
1,424	Brightpoint, Inc.*	12,773
1,367	Brooks Automation, Inc.	10,950
486	Cabot Microelectronics Corp.	16,169
549	CACI International, Inc., Class A*	29,311
909	Cardtronics, Inc.*	25,679
478	CEVA, Inc.*	7,705
833	Checkpoint Systems, Inc.*	6,656
1,501	CIBER, Inc.*	5,208
1,329	Cirrus Logic, Inc.*	55,379
883	Cognex Corp.	31,867
502	Cohu, Inc.	4,418
921	CommVault Systems, Inc.*	46,437
728	comScore, Inc.*	10,279
370	Comtech Telecommunications Corp.	10,404
700	CSG Systems International, Inc.*	14,847
702	CTS Corp.	6,915
638	Cymer, Inc.*	36,175
760	Daktronics, Inc.	7,266
875	DealerTrack Holdings, Inc.*	24,229
1,126	Dice Holdings, Inc.*	8,985
531	Digi International, Inc.*	5,485
761	Digital River, Inc.*	12,678
760	Diodes, Inc.*	14,052
451	DSP Group, Inc.*	2,584
386	DTS, Inc.*	8,666
646	Ebix, Inc.	15,498
502	Electro Scientific Industries, Inc.	6,155
1,813	Entropic Communications, Inc.*	9,845
661	EPIQ Systems, Inc.	7,747
933	Exar Corp.*	7,100
342	ExlService Holdings, Inc.*	8,813
349	FARO Technologies, Inc.*	13,768
782	FEI Co.	42,001
303	Forrester Research, Inc.	8,872
2,439	GT Advanced Technologies, Inc.*	14,146
2,423	Harmonic, Inc.*	11,073
799	Heartland Payment Systems, Inc.	24,274
621	Higher One Holdings, Inc.*	7,657
578	Hittite Microwave Corp.*	30,270
625	iGATE Corp.*	10,069
915	Insight Enterprises, Inc.*	16,433
301	Interactive Intelligence Group, Inc.*	8,898
1,063	Intermec, Inc.*	6,293
479	Intevac, Inc.*	2,970
953	j2 Global, Inc.	28,085
877	JDA Software Group, Inc.*	27,012
1,377	Kopin Corp.*	4,806
1,526	Kulicke & Soffa Industries, Inc.*	17,290
489	Liquidity Services, Inc.*	25,619
447	Littelfuse, Inc.	22,927
1,009	LivePerson, Inc.*	16,649
442	LogMeIn, Inc.*	9,715
419	Manhattan Associates, Inc.*	21,193
700	MAXIMUS, Inc.	38,073
311	Measurement Specialties, Inc.*	10,101
638	Mercury Computer Systems, Inc.*	6,227
763	Methode Electronics, Inc.	7,165
1,007	Micrel, Inc.	10,010
1,831	Microsemi Corp.*	36,455
168	MicroStrategy, Inc., Class A*	21,086
1,083	MKS Instruments, Inc.	29,360
627	Monolithic Power Systems, Inc.*	13,518
754	Monotype Imaging Holdings, Inc.*	11,378
331	MTS Systems Corp.	16,818
358	Nanometrics, Inc.*	5,452
163	NCI, Inc., Class A*	1,192
783	NETGEAR, Inc.*	28,634
716	Netscout Systems, Inc.*	17,005
788	Newport Corp.*	9,795
668	Novatel Wireless, Inc.*	1,356
465	OpenTable, Inc.*	19,739
393	Oplink Communications, Inc.*	6,316
307	OPNET Technologies, Inc.	9,585
409	OSI Systems, Inc.*	30,307
429	Park Electrochemical Corp.	11,145
381	PC-Tel, Inc.	2,400
658	Perficient, Inc.*	7,047
487	Pericom Semiconductor Corp.*	3,911
721	Plexus Corp.*	21,551
585	Power Integrations, Inc.	20,264
1,295	Progress Software Corp.*	24,903
868	Pulse Electronics Corp.	972
531	QuinStreet, Inc.*	4,551
474	Radisys Corp.*	1,730
588	Rofin-Sinar Technologies, Inc.*	12,777
335	Rogers Corp.*	13,330
358	Rubicon Technology, Inc.*	3,014
662	Rudolph Technologies, Inc.*	6,183
568	ScanSource, Inc.*	17,176
678	Sigma Designs, Inc.*	4,658

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
607	Sourcefire, Inc.*	$31,497
285	Stamps.com, Inc.*	6,310
858	STR Holdings, Inc.*	2,737
439	Stratasys, Inc.*	28,386
581	Super Micro Computer, Inc.*	7,164
249	Supertex, Inc.*	4,305
858	Symmetricom, Inc.*	5,285
694	Synaptics, Inc.*	21,111
563	Synchronoss Technologies, Inc.*	12,955
536	SYNNEX Corp.*	18,508
1,852	Take-Two Interactive Software, Inc.*	18,983
514	TeleTech Holdings, Inc.*	8,486
1,070	Tessera Technologies, Inc.	16,339
3,473	TriQuint Semiconductor, Inc.*	19,310
1,063	TTM Technologies, Inc.*	11,268
509	Tyler Technologies, Inc.*	20,492
540	Ultratech, Inc.*	17,809
1,867	United Online, Inc.	9,298
599	VASCO Data Security International, Inc.*	5,643
801	Veeco Instruments, Inc.*	27,474
889	ViaSat, Inc.*	34,404
386	Virtusa Corp.*	6,523
523	Volterra Semiconductor Corp.*	12,463
767	Websense, Inc.*	11,796
540	XO Group, Inc.*	4,288
		1,912,801
	Materials — 2.6%

608	A. Schulman, Inc.	14,768
342	A.M. Castle & Co.*	4,456
2,279	AK Steel Holding Corp.	11,896
519	AMCOL International Corp.	15,606
482	American Vanguard Corp.	14,180
603	Balchem Corp.	21,997
812	Buckeye Technologies, Inc.	24,620
1,173	Calgon Carbon Corp.*	16,012
1,112	Century Aluminum Co.*	6,928
482	Clearwater Paper Corp.*	18,181
224	Deltic Timber Corp.	13,740
933	Eagle Materials, Inc.	39,793
1,284	Globe Specialty Metals, Inc.	18,734
1,028	H.B. Fuller Co.	31,262
186	Hawkins, Inc.	7,183
253	Haynes International, Inc.	12,334
1,259	Headwaters, Inc.*	8,372
449	Innophos Holdings, Inc.	21,233
326	Kaiser Aluminum Corp.	18,207
807	KapStone Paper and Packaging Corp.*	16,164
428	Koppers Holdings, Inc.	13,872
665	Kraton Performance Polymers, Inc.*	14,264
382	LSB Industries, Inc.*	14,401
421	Materion Corp.	8,942
691	Myers Industries, Inc.	10,227
326	Neenah Paper, Inc.	9,099
189	Olympic Steel, Inc.	2,979
668	OM Group, Inc.*	12,318
1,847	PolyOne Corp.	29,146
267	Quaker Chemical Corp.	12,562
625	RTI International Metals, Inc.*	13,556
644	Schweitzer-Mauduit International, Inc.	20,788
173	Stepan Co.	16,525
1,443	SunCoke Energy, Inc.*	22,828
577	Texas Industries, Inc.*	22,480
483	Tredegar Corp.	7,815
1,016	Wausau Paper Corp.	9,124
457	Zep, Inc.	6,613
		583,205
	Telecommunication Services — 0.2%

192	Atlantic Tele-Network, Inc.	7,234
628	Cbeyond, Inc.*	5,087
4,064	Cincinnati Bell, Inc.*	19,060
678	General Communication, Inc., Class A*	5,980
313	Lumos Networks Corp.	2,717
655	Neutral Tandem, Inc.*	7,205
310	NTELOS Holdings Corp.	5,323
456	USA Mobility, Inc.	5,203
		57,809
	Utilities — 1.9%

692	ALLETE, Inc.	28,759
389	American States Water Co.	16,953
1,209	Avista Corp.	30,709
307	CH Energy Group, Inc.	20,004
825	El Paso Electric Co.	27,299
463	Laclede Group, Inc. (The)	19,562
856	New Jersey Resources Corp.	38,357
552	Northwest Natural Gas Co.	27,142
749	NorthWestern Corp.	27,413
1,491	Piedmont Natural Gas Co., Inc.	46,564
627	South Jersey Industries, Inc.	31,739
950	Southwest Gas Corp.	40,612
1,042	UIL Holdings Corp.	36,658
830	UNS Energy Corp.	33,250
		425,021
	Total Common Stocks (Cost $9,340,896)	10,283,065

Principal Amount
	U.S. Government & Agency Security (a) — 16.6%
	Federal Home Loan Bank
$3,773,336	0.00%, due 09/04/12	3,773,336
	Total U.S. Government & Agency Security (Cost $3,773,336)	3,773,336

	Repurchase Agreements (a)(b) — 34.8%
7,922,047	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $7,922,202	7,922,047
	Total Repurchase Agreements (Cost $7,922,047)	7,922,047

	Total Investment Securities (Cost $21,036,279) — 96.6%	21,978,448
	Other assets less liabilities — 3.4%	777,401
	Net Assets — 100.0%	$22,755,849

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $8,042,170.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                     Real Estate Investment Trust

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,742,783
Aggregate gross unrealized depreciation	(1,499,189)
Net unrealized appreciation	$243,594
Federal income tax cost of investments	$21,734,854

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$27,791,661	$373,228

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	118,332	(208)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	2,655,396	47,533

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	809,473	19,660

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600™ Index	1,344,516	25,494

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	2,509,759	(6,963)

		$458,744

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 54.6%
	Consumer Discretionary — 7.6%

1,562	1-800-Flowers.com, Inc., Class A*	$5,615
4,860	Aeropostale, Inc.*	67,700
1,457	AFC Enterprises, Inc.*	34,997
3,988	American Axle & Manufacturing Holdings, Inc.*	44,546
2,099	American Greetings Corp., Class A	30,205
1,078	American Public Education, Inc.*	36,329
478	America’s Car-Mart, Inc.*	21,802
1,767	Amerigon, Inc.*	20,974
1,972	Ameristar Casinos, Inc.	33,228
2,918	Ann, Inc.*	103,822
1,582	Arbitron, Inc.	55,639
756	Arctic Cat, Inc.*	32,705
1,665	Asbury Automotive Group, Inc.*	46,104
850	Ascent Capital Group, Inc., Class A*	43,817
1,696	Barnes & Noble, Inc.*	20,301
674	Bassett Furniture Industries, Inc.	8,149
263	Beasley Broadcasting Group, Inc., Class A*	1,144
7,364	Beazer Homes USA, Inc.*	21,650
2,209	bebe stores, inc.	11,995
5,595	Belo Corp., Class A	40,843
994	Big 5 Sporting Goods Corp.	8,469
72	Biglari Holdings, Inc.*	25,301
1,467	BJ’s Restaurants, Inc.*	60,220
1,255	Black Diamond, Inc.*	12,123
743	Blue Nile, Inc.*	27,803
857	Bluegreen Corp.*	4,893
621	Blyth, Inc.	26,281
1,743	Bob Evans Farms, Inc.	68,570
967	Body Central Corp.*	8,490
757	Bon-Ton Stores, Inc. (The)	7,941
3,325	Boyd Gaming Corp.*	19,983
1,169	Bravo Brio Restaurant Group, Inc.*	18,903
1,041	Bridgepoint Education, Inc.*	10,264
2,562	Brown Shoe Co., Inc.	38,456
5,342	Brunswick Corp.	126,552
1,659	Buckle, Inc. (The)	75,551
1,110	Buffalo Wild Wings, Inc.*	85,226
2,790	Cabela’s, Inc.*	133,948
2,203	Caesars Entertainment Corp.*	15,818
275	CafePress, Inc.*	2,555
3,889	Callaway Golf Co.	22,362
807	Capella Education Co.*	25,073
3,096	Career Education Corp.*	9,752
1,262	Caribou Coffee Co., Inc.*	16,141
1,059	Carmike Cinemas, Inc.*	12,179
949	Carriage Services, Inc.	8,579
912	Carrols Restaurant Group, Inc.*	5,180
2,511	Casual Male Retail Group, Inc.*	10,345
1,640	Cato Corp. (The), Class A	48,167
412	Cavco Industries, Inc.*	18,870
1,094	CEC Entertainment, Inc.	32,503
2,196	Central European Media Enterprises Ltd., Class A*	12,298
3,230	Cheesecake Factory, Inc. (The)	107,268
502	Cherokee, Inc.	6,601
1,451	Children’s Place Retail Stores, Inc. (The)*	82,620
778	Churchill Downs, Inc.	44,525
891	Citi Trends, Inc.*	10,349
1,872	Coinstar, Inc.*	95,697
3,642	Collective Brands, Inc.*	78,813
320	Collectors Universe	4,698
733	Columbia Sportswear Co.	38,329
932	Conn’s, Inc.*	21,585
3,727	Cooper Tire & Rubber Co.	74,503
683	Core-Mark Holding Co., Inc.	31,104
4,682	Corinthian Colleges, Inc.*	9,458
1,151	Cracker Barrel Old Country Store, Inc.	72,490
5,378	Crocs, Inc.*	94,061
2,065	Crown Media Holdings, Inc., Class A*	3,552
582	CSS Industries, Inc.	11,623
522	Culp, Inc.	5,554
3,696	Cumulus Media, Inc., Class A*	10,238
58	Daily Journal Corp.*	5,185
8,833	Dana Holding Corp.	120,659
422	Delta Apparel, Inc.*	5,980
5,751	Denny’s Corp.*	28,122
799	Destination Maternity Corp.	14,662
259	Dial Global, Inc.*	679
638	Digital Domain Media Group, Inc.*	1,321
1,649	Digital Generation, Inc.*	18,386
915	DineEquity, Inc.*	48,468
3,463	Domino’s Pizza, Inc.	122,729
1,465	Dorman Products, Inc.*	43,188
1,151	Drew Industries, Inc.*	33,344
1,786	E.W. Scripps Co. (The), Class A*	18,521
1,594	Education Management Corp.*	4,766
368	Einstein Noah Restaurant Group, Inc.	6,359
1,461	Entercom Communications Corp., Class A*	9,248
3,033	Entravision Communications Corp., Class A	3,458
1,448	Ethan Allen Interiors, Inc.	31,972
4,682	Exide Technologies*	14,327
5,350	Express, Inc.*	83,513
1,106	Federal-Mogul Corp.*	10,352
967	Fiesta Restaurant Group, Inc.*	15,530
6,503	Fifth & Pacific Cos., Inc.*	86,165
3,040	Finish Line, Inc. (The), Class A	69,798
530	Fisher Communications, Inc.*	18,900
269	Flexsteel Industries, Inc.	5,278
2,080	Francesca’s Holdings Corp.*	73,486
2,203	Fred’s, Inc., Class A	29,366
188	Frisch’s Restaurants, Inc.	6,206
879	Fuel Systems Solutions, Inc.*	15,470
993	G-III Apparel Group Ltd.*	31,518
1,708	Gaylord Entertainment Co.*	69,242
267	Geeknet, Inc.*	4,806
1,464	Genesco, Inc.*	103,432
1,128	Global Sources Ltd.*	6,599
506	Gordmans Stores, Inc.*	8,895
2,390	Grand Canyon Education, Inc.*	50,477
1,371	Group 1 Automotive, Inc.	75,419
2,664	Harte-Hanks, Inc.	18,541
1,147	Haverty Furniture Cos., Inc.	15,003
1,896	Helen of Troy Ltd.*	59,610
937	hhgregg, Inc.*	6,643
1,579	Hibbett Sports, Inc.*	91,645
3,298	Hillenbrand, Inc.	59,760

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
646	Hooker Furniture Corp.	$7,332
2,523	Hot Topic, Inc.	23,842
5,968	Hovnanian Enterprises, Inc., Class A*	17,427
2,268	HSN, Inc.	102,128
4,239	Iconix Brand Group, Inc.*	79,269
397	Ignite Restaurant Group, Inc.*	5,947
1,657	International Speedway Corp., Class A	44,093
2,319	Interval Leisure Group, Inc.	42,786
1,643	iRobot Corp.*	41,387
1,252	Isle of Capri Casinos, Inc.*	7,838
2,645	Jack in the Box, Inc.*	69,008
1,317	JAKKS Pacific, Inc.	21,915
4,026	Jamba, Inc.*	9,944
339	Johnson Outdoors, Inc., Class A*	6,878
4,911	Jones Group, Inc. (The)	62,222
1,665	JoS. A. Bank Clothiers, Inc.*	80,203
2,569	Journal Communications, Inc., Class A*	13,770
1,596	K12, Inc.*	33,596
4,614	KB Home	50,939
483	Kenneth Cole Productions, Inc., Class A*	7,327
812	Kirkland’s, Inc.*	7,876
3,556	Krispy Kreme Doughnuts, Inc.*	26,243
1,580	K-Swiss, Inc., Class A*	4,471
3,094	La-Z-Boy, Inc.*	42,697
3,018	LeapFrog Enterprises, Inc.*	32,715
1,227	Libbey, Inc.*	18,025
2,564	Life Time Fitness, Inc.*	121,739
579	Lifetime Brands, Inc.	6,346
1,822	LIN TV Corp., Class A*	7,379
1,364	Lincoln Educational Services Corp.	5,797
5,073	Lions Gate Entertainment Corp.*	74,979
1,296	Lithia Motors, Inc., Class A	37,856
8,374	Live Nation Entertainment, Inc.*	71,346
1,197	Luby’s, Inc.*	7,158
1,647	Lumber Liquidators Holdings, Inc.*	76,849
1,125	M/I Homes, Inc.*	21,712
712	Mac-Gray Corp.	9,313
1,408	Maidenform Brands, Inc.*	31,244
1,173	Marcus Corp.	15,143
620	Marine Products Corp.	3,639
1,220	MarineMax, Inc.*	8,796
1,591	Marriott Vacations Worldwide Corp.*	51,103
1,661	Martha Stewart Living Omnimedia, Class A	4,917
1,687	Matthews International Corp., Class A	50,492
658	Mattress Firm Holding Corp.*	21,181
3,467	McClatchy Co. (The), Class A*	5,409
2,287	MDC Holdings, Inc.	79,313
1,531	MDC Partners, Inc., Class A	15,478
3,045	Men’s Wearhouse, Inc. (The)	96,222
2,167	Meredith Corp.	70,558
1,830	Meritage Homes Corp.*	68,204
2,795	Modine Manufacturing Co.*	19,593
525	Monarch Casino & Resort, Inc.*	3,958
1,848	Monro Muffler Brake, Inc.	62,555
1,320	Morgans Hotel Group Co.*	6,838
1,053	Movado Group, Inc.	37,023
1,352	MTR Gaming Group, Inc.*	4,928
1,638	Multimedia Games Holding Co., Inc.*	25,667
160	Nathan’s Famous, Inc.*	5,099
604	National American University Holdings, Inc.	2,452
3,353	National CineMedia, Inc.	48,618
1,638	New York & Co., Inc.*	6,110
8,146	New York Times Co. (The), Class A*	74,862
677	Nexstar Broadcasting Group, Inc., Class A*	5,863
1,700	Nutrisystem, Inc.	17,476
16,976	Office Depot, Inc.*	25,973
5,178	OfficeMax, Inc.	30,084
1,376	Orbitz Worldwide, Inc.*	3,908
114	Orchard Supply Hardware Stores Corp., Class A*	1,632
5,791	Orient-Express Hotels Ltd., Class A*	50,903
883	Outdoor Channel Holdings, Inc.	6,163
698	Overstock.com, Inc.*	6,108
838	Oxford Industries, Inc.	45,696
1,073	Papa John’s International, Inc.*	55,249
793	Peet’s Coffee & Tea, Inc.*	58,286
2,539	Penske Automotive Group, Inc.	67,639
3,161	Pep Boys-Manny Moe & Jack (The)	28,417
303	Perfumania Holdings, Inc.*	2,506
709	Perry Ellis International, Inc.*	14,620
1,216	PetMed Express, Inc.	12,500
5,810	Pier 1 Imports, Inc.	107,369
3,740	Pinnacle Entertainment, Inc.*	41,402
2,841	Pool Corp.	111,907
1,537	Premier Exhibitions, Inc.*	3,489
7,808	Quiksilver, Inc.*	24,439
523	R.G. Barry Corp.	7,500
5,947	RadioShack Corp.	14,451
607	ReachLocal, Inc.*	7,630
1,000	Reading International, Inc., Class A*	6,410
824	Red Lion Hotels Corp.*	5,999
878	Red Robin Gourmet Burgers, Inc.*	27,227
3,443	Regis Corp.	62,008
3,553	Rent-A-Center, Inc.	125,350
560	Rentrak Corp.*	9,772
3,815	Ruby Tuesday, Inc.*	25,789
926	rue21, inc.*	26,215
2,107	Ruth’s Hospitality Group, Inc.*	12,895
2,668	Ryland Group, Inc. (The)	71,529
210	Saga Communications, Inc., Class A*	8,568
6,571	Saks, Inc.*	77,209
605	Salem Communications Corp., Class A	3,007
1,551	Scholastic Corp.	47,383
3,396	Scientific Games Corp., Class A*	24,893
3,001	Sealy Corp.*	4,802
3,392	Select Comfort Corp.*	96,909
349	Shiloh Industries, Inc.	3,535
855	Shoe Carnival, Inc.	18,799
3,287	Shuffle Master, Inc.*	49,864
2,139	Shutterfly, Inc.*	63,635
3,016	Sinclair Broadcast Group, Inc., Class A	34,865

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,373	Six Flags Entertainment Corp.	$131,061
2,264	Skechers U.S.A., Inc., Class A*	49,061
968	Skullcandy, Inc.*	14,849
3,881	Smith & Wesson Holding Corp.*	31,203
2,409	Sonic Automotive, Inc., Class A	43,049
3,626	Sonic Corp.*	33,976
4,052	Sotheby’s	126,666
2,026	Spartan Motors, Inc.	10,110
697	Speedway Motorsports, Inc.	10,685
1,834	Stage Stores, Inc.	39,284
1,187	Standard Motor Products, Inc.	20,939
6,917	Standard Pacific Corp.*	46,344
1,634	Stein Mart, Inc.*	14,771
914	Steiner Leisure Ltd.*	42,720
413	Steinway Musical Instruments, Inc.*	10,284
2,349	Steven Madden Ltd.*	100,819
4,470	Stewart Enterprises, Inc., Class A	32,899
1,676	Stoneridge, Inc.*	10,592
710	Strayer Education, Inc.	45,994
1,145	Sturm Ruger & Co., Inc.	49,579
1,374	Superior Industries International, Inc.	23,482
661	Systemax, Inc.*	7,701
525	Teavana Holdings, Inc.*	5,775
3,630	Tenneco, Inc.*	110,243
3,732	Texas Roadhouse, Inc.	64,078
550	Tilly’s, Inc., Class A*	10,087
344	Tower International, Inc.*	2,590
1,387	Town Sports International Holdings, Inc.*	18,059
1,543	True Religion Apparel, Inc.	35,782
2,502	Tuesday Morning Corp.*	13,986
1,291	Tumi Holdings, Inc.*	27,188
882	U.S. Auto Parts Network, Inc.*	2,602
841	Unifi, Inc.*	9,318
893	Universal Electronics, Inc.*	13,636
1,283	Universal Technical Institute, Inc.	15,409
2,154	Vail Resorts, Inc.	111,039
2,379	Valassis Communications, Inc.*	59,642
79	Value Line, Inc.	889
1,205	Vera Bradley, Inc.*	25,582
1,321	Vitacost.com, Inc.*	8,322
1,761	Vitamin Shoppe, Inc.*	94,407
1,090	VOXX International Corp.*	8,175
2,455	Warnaco Group, Inc. (The)*	126,236
908	West Marine, Inc.*	9,443
5,410	Wet Seal, Inc. (The), Class A*	15,689
398	Weyco Group, Inc.	9,130
136	Winmark Corp.	6,718
1,748	Winnebago Industries, Inc.*	20,102
3,294	WMS Industries, Inc.*	52,473
2,911	Wolverine World Wide, Inc.	136,904
1,622	World Wrestling Entertainment, Inc., Class A	14,403
1,523	Zagg, Inc.*	11,468
1,310	Zumiez, Inc.*	38,239
		9,681,766
	Consumer Staples — 2.0%

210	Alico, Inc.	6,642
5,226	Alliance One International, Inc.*	15,155
1,112	Andersons, Inc. (The)	44,669
299	Annie’s, Inc.*	12,423
67	Arden Group, Inc., Class A	6,047
2,893	B&G Foods, Inc.	84,678
466	Boston Beer Co., Inc. (The), Class A*	48,012
711	Calavo Growers, Inc.	18,799
864	Cal-Maine Foods, Inc.	34,716
2,278	Casey’s General Stores, Inc.	128,821
3,942	Central European Distribution Corp.*	10,762
2,308	Central Garden and Pet Co., Class A*	27,234
658	Chefs’ Warehouse, Inc. (The)*	10,113
2,748	Chiquita Brands International, Inc.*	16,488
279	Coca-Cola Bottling Co. Consolidated	19,151
623	Craft Brew Alliance, Inc.*	4,953
7,034	Darling International, Inc.*	116,905
1,323	Diamond Foods, Inc.	26,023
2,144	Dole Food Co., Inc.*	27,615
1,507	Elizabeth Arden, Inc.*	70,136
406	Farmer Bros Co.*	3,829
1,146	Female Health Co. (The)	7,736
2,279	Fresh Del Monte Produce, Inc.	56,291
168	Griffin Land & Nurseries, Inc.	4,756
2,204	Hain Celestial Group, Inc. (The)*	152,054
2,464	Harbinger Group, Inc.*	20,599
2,624	Harris Teeter Supermarkets, Inc.	102,520
755	Ingles Markets, Inc., Class A	12,057
978	Inter Parfums, Inc.	16,235
782	Inventure Foods, Inc.*	4,700
885	J&J Snack Foods Corp.	50,534
476	John B. Sanfilippo & Son, Inc.*	7,373
1,105	Lancaster Colony Corp.	80,046
275	Lifeway Foods, Inc.	2,626
495	Limoneira Co.	8,776
829	Medifast, Inc.*	23,121
731	Nash Finch Co.	14,393
675	National Beverage Corp.*	10,044
677	Nature’s Sunshine Products, Inc.	10,676
521	Nutraceutical International Corp.*	7,971
301	Oil-Dri Corp. of America	6,893
1,172	Omega Protein Corp.*	8,462
344	Orchids Paper Products Co.	6,164
1,397	Pantry, Inc. (The)*	19,586
3,608	Pilgrim’s Pride Corp.*	19,195
1,652	Post Holdings, Inc.*	49,312
3,008	Prestige Brands Holdings, Inc.*	48,308
1,087	Pricesmart, Inc.	79,503
676	Revlon, Inc., Class A*	8,971
39,470	Rite Aid Corp.*	46,969
1,196	Roundy’s, Inc.	8,958
1,374	Sanderson Farms, Inc.	60,483
799	Schiff Nutrition International, Inc.*	15,405
542	Seneca Foods Corp., Class A*	15,507
3,525	Smart Balance, Inc.*	40,855
2,640	Snyder’s-Lance, Inc.	61,750
1,296	Spartan Stores, Inc.	19,842
1,373	Spectrum Brands Holdings, Inc.	50,568
8,715	Star Scientific, Inc.*	32,768
12,695	SUPERVALU, Inc.	30,214
669	Susser Holdings Corp.*	22,759
1,035	Synutra International, Inc.*	5,724
1,416	Tootsie Roll Industries, Inc.	35,924
2,150	TreeHouse Foods, Inc.*	111,693

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,921	United Natural Foods, Inc.*	$167,899
1,391	Universal Corp.	65,975
356	USANA Health Sciences, Inc.*	16,145
3,165	Vector Group Ltd.	53,837
504	Village Super Market, Inc., Class A	16,798
952	WD-40 Co.	46,467
658	Weis Markets, Inc.	27,735
727	Westway Group, Inc.*	5,009
		2,531,357
	Energy — 3.3%

4,937	Abraxas Petroleum Corp.*	10,022
126	Adams Resources & Energy, Inc.	4,423
581	Alon USA Energy, Inc.	7,948
1,809	Amyris, Inc.*	5,644
546	Apco Oil and Gas International, Inc.	8,791
1,730	Approach Resources, Inc.*	49,720
12,695	Arch Coal, Inc.	77,566
1,845	Basic Energy Services, Inc.*	20,480
3,132	Berry Petroleum Co., Class A	115,383
2,877	Bill Barrett Corp.*	63,093
513	Bolt Technology Corp.	7,372
593	Bonanza Creek Energy, Inc.*	11,931
6,255	BPZ Resources, Inc.*	14,324
2,139	Bristow Group, Inc.	100,298
2,666	C&J Energy Services, Inc.*	53,667
5,748	Cal Dive International, Inc.*	8,565
2,359	Callon Petroleum Co.*	13,045
2,367	Carrizo Oil & Gas, Inc.*	59,743
357	Ceres, Inc.*	2,438
353	Clayton Williams Energy, Inc.*	16,962
3,951	Clean Energy Fuels Corp.*	51,916
3,651	Cloud Peak Energy, Inc.*	64,221
2,878	Comstock Resources, Inc.*	47,458
763	Contango Oil & Gas Co.*	42,369
411	CREDO Petroleum Corp.*	5,943
1,271	Crimson Exploration, Inc.*	5,694
2,438	Crosstex Energy, Inc.	30,231
992	CVR Energy, Inc.*	29,581
474	Dawson Geophysical Co.*	10,082
1,016	Delek U.S. Holdings, Inc.	26,680
2,404	Dril-Quip, Inc.*	168,376
2,785	Endeavour International Corp.*	23,533
1,659	Energy Partners Ltd.*	28,568
4,717	Energy XXI Bermuda Ltd.	155,142
990	Evolution Petroleum Corp.*	7,940
3,877	Exterran Holdings, Inc.*	71,298
882	Forbes Energy Services Ltd.*	3,263
7,044	Forest Oil Corp.*	52,196
1,327	Forum Energy Technologies, Inc.*	31,410
3,083	Frontline Ltd.	9,650
3,166	FX Energy, Inc.*	24,220
1,406	GasLog Ltd.*	15,635
3,527	Gastar Exploration Ltd.*	5,643
1,826	Gevo, Inc.*	6,464
1,161	Global Geophysical Services, Inc.*	5,329
1,554	Goodrich Petroleum Corp.*	19,736
1,492	Green Plains Renewable Energy, Inc.*	6,863
860	Gulf Island Fabrication, Inc.	22,377
1,605	GulfMark Offshore, Inc., Class A*	56,303
3,328	Gulfport Energy Corp.*	87,526
6,662	Halcon Resources Corp.*	51,164
391	Hallador Energy Co.	3,003
2,235	Harvest Natural Resources, Inc.*	19,065
8,001	Heckmann Corp.*	21,523
6,318	Helix Energy Solutions Group, Inc.*	111,323
9,477	Hercules Offshore, Inc.*	38,950
2,112	Hornbeck Offshore Services, Inc.*	82,030
7,892	ION Geophysical Corp.*	51,535
61	Isramco, Inc.*	6,259
9,032	Key Energy Services, Inc.*	71,443
1,579	KiOR, Inc., Class A*	12,079
1,461	Knightsbridge Tankers Ltd.	9,365
15,762	Kodiak Oil & Gas Corp.*	140,912
2,009	Lufkin Industries, Inc.	105,312
8,812	Magnum Hunter Resources Corp.*	37,892
843	Matador Resources Co.*	8,582
1,539	Matrix Service Co.*	17,945
6,068	McMoRan Exploration Co.*	76,639
1,437	Midstates Petroleum Co., Inc.*	11,712
1,755	Miller Energy Resources, Inc.*	7,933
761	Mitcham Industries, Inc.*	11,643
736	Natural Gas Services Group, Inc.*	10,149
5,377	Newpark Resources, Inc.*	36,994
3,165	Nordic American Tankers Ltd.	37,062
3,798	Northern Oil and Gas, Inc.*	62,059
4,778	Oasis Petroleum, Inc.*	140,139
1,476	Overseas Shipholding Group, Inc.	8,871
381	OYO Geospace Corp.*	34,896
417	Panhandle Oil and Gas, Inc., Class A	12,060
7,034	Parker Drilling Co.*	29,121
1,790	PDC Energy, Inc.*	49,816
2,741	Penn Virginia Corp.	16,748
3,384	Petroquest Energy, Inc.*	21,556
779	PHI, Inc. (Non-Voting)*	21,461
3,701	Pioneer Energy Services Corp.*	28,498
7,024	Quicksilver Resources, Inc.*	23,882
431	Renewable Energy Group, Inc.*	2,293
13,662	Rentech, Inc.*	30,056
2,886	Resolute Energy Corp.*	26,089
340	REX American Resources Corp.*	5,916
2,581	Rex Energy Corp.*	31,979
737	RigNet, Inc.*	13,089
3,164	Rosetta Resources, Inc.*	135,862
693	Sanchez Energy Corp.*	13,222
1,216	Saratoga Resources, Inc.*	6,360
2,252	Scorpio Tankers, Inc.*	11,981
2,500	SemGroup Corp., Class A*	88,850
2,706	Ship Finance International Ltd.	43,675
1,957	Solazyme, Inc.*	23,464
2,959	Stone Energy Corp.*	69,625
2,563	Swift Energy Co.*	49,953
2,340	Synergy Resources Corp.*	6,552
1,734	Targa Resources Corp.	78,498
3,767	Teekay Tankers Ltd., Class A	15,030
1,815	Tesco Corp.*	18,440
4,640	TETRA Technologies, Inc.*	29,742
872	TGC Industries, Inc.*	5,319
2,646	Triangle Petroleum Corp.*	18,178
830	Union Drilling, Inc.*	3,544
3,946	Uranerz Energy Corp.*	5,722
5,067	Uranium Energy Corp.*	12,921
3,460	Vaalco Energy, Inc.*	25,639
11,452	Vantage Drilling Co.*	17,407
1,757	Venoco, Inc.*	19,643

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,874	Voyager Oil & Gas, Inc.*	$3,564
2,077	W&T Offshore, Inc.	35,849
4,288	Warren Resources, Inc.*	12,478
3,427	Western Refining, Inc.	95,853
651	Westmoreland Coal Co.*	5,032
2,328	Willbros Group, Inc.*	11,407
1,484	ZaZa Energy Corp.*	4,482
		4,174,397
	Financials — 11.9%

885	1st Source Corp.	20,205
1,786	1st United Bancorp, Inc./FL*	10,823
2,757	Acadia Realty Trust (REIT)	68,649
442	Access National Corp.	6,184
1,358	AG Mortgage Investment Trust, Inc. (REIT)	32,049
684	Agree Realty Corp. (REIT)	16,977
125	Alexander’s, Inc. (REIT)	56,205
286	Alliance Financial Corp./NY	10,488
5,128	Alterra Capital Holdings Ltd.	117,790
1,977	American Assets Trust, Inc. (REIT)	53,893
2,169	American Capital Mortgage Investment Corp. (REIT)	53,639
3,584	American Equity Investment Life Holding Co.	41,431
468	American National Bankshares, Inc.	10,436
9,478	American Realty Capital Trust, Inc. (REIT)	111,840
540	American Safety Insurance Holdings Ltd.*	9,304
1,424	Ameris Bancorp*	16,903
1,086	AMERISAFE, Inc.*	27,302
491	Ames National Corp.	10,336
1,607	AmTrust Financial Services, Inc.	41,897
8,205	Anworth Mortgage Asset Corp. (REIT)	56,286
1,045	Apollo Commercial Real Estate Finance, Inc. (REIT)	18,308
12,135	Apollo Investment Corp.	97,323
1,446	Apollo Residential Mortgage, Inc.	29,556
461	Ares Commercial Real Estate Corp.	7,763
1,543	Argo Group International Holdings Ltd.	45,611
501	Arlington Asset Investment Corp., Class A	11,473
17,792	ARMOUR Residential REIT, Inc. (REIT)	132,728
606	Arrow Financial Corp.	14,811
1,846	Artio Global Investors, Inc.	5,723
3,191	Ashford Hospitality Trust, Inc. (REIT)	26,421
2,960	Associated Estates Realty Corp. (REIT)	45,022
5,211	Astoria Financial Corp.	52,475
590	AV Homes, Inc.*	8,697
545	Baldwin & Lyons, Inc., Class B	12,273
384	Bancfirst Corp.	15,890
1,690	Banco Latinoamericano de Comercio Exterior S.A., Class E	35,591
1,730	Bancorp, Inc. (The)/DE*	16,729
5,648	BancorpSouth, Inc.	83,252
2,771	Bank Mutual Corp.	12,082
350	Bank of Kentucky Financial Corp.	8,645
320	Bank of Marin Bancorp	12,550
1,747	Bank of the Ozarks, Inc.	56,079
1,260	BankFinancial Corp.	9,689
1,150	Banner Corp.	27,807
233	Bar Harbor Bankshares	8,330
4,665	BBCN Bancorp, Inc.*	58,406
1,963	Beneficial Mutual Bancorp, Inc.*	17,294
256	Berkshire Bancorp, Inc./NY*	2,138
1,326	Berkshire Hills Bancorp, Inc.	29,503
5,888	BGC Partners, Inc., Class A	26,555
4,401	BlackRock Kelso Capital Corp.	43,526
593	BofI Holding, Inc.*	13,965
4,675	Boston Private Financial Holdings, Inc.	44,366
514	Bridge Bancorp, Inc.	10,409
556	Bridge Capital Holdings*	8,368
4,189	Brookline Bancorp, Inc.	35,565
683	Bryn Mawr Bank Corp.	15,019
490	BSB Bancorp, Inc./MA*	6,208
192	C&F Financial Corp.	7,511
1,150	Calamos Asset Management, Inc., Class A	12,800
135	California First National Bancorp	2,214
460	Camden National Corp.	16,983
2,306	Campus Crest Communities, Inc. (REIT)	24,905
674	Cape Bancorp, Inc.*	6,167
842	Capital Bank Corp.*	1,987
697	Capital City Bank Group, Inc.	6,231
178	Capital Southwest Corp.	18,619
3,993	CapLease, Inc. (REIT)	19,566
5,901	Capstead Mortgage Corp. (REIT)	84,620
1,748	Cardinal Financial Corp.	22,637
362	Cascade Bancorp*	1,890
1,757	Cash America International, Inc.	68,207
4,708	Cathay General Bancorp	77,070
3,585	Cedar Realty Trust, Inc. (REIT)	19,682
711	Center Bancorp, Inc.	8,134
1,799	CenterState Banks, Inc.	14,716
1,293	Central Pacific Financial Corp.*	17,973
206	Century Bancorp, Inc./MA, Class A	6,470
393	Charter Financial Corp./GA	3,718
832	Chatham Lodging Trust (REIT)	11,656
1,644	Chemical Financial Corp.	37,713
1,922	Chesapeake Lodging Trust (REIT)	35,807
383	CIFC Corp.*	2,884
731	Citizens & Northern Corp.	14,006
2,394	Citizens Republic Bancorp, Inc.*	49,005
2,328	Citizens, Inc./TX*	22,745
879	City Holding Co.	29,991
511	Clifton Savings Bancorp, Inc.	4,987
744	CNB Financial Corp./PA	12,328
12,678	CNO Financial Group, Inc.	112,834
2,087	CoBiz Financial, Inc.	14,776
1,104	Cohen & Steers, Inc.	37,260
5,259	Colonial Properties Trust (REIT)	115,277
1,980	Colony Financial, Inc. (REIT)	38,036
2,373	Columbia Banking System, Inc.	42,334
2,359	Community Bank System, Inc.	66,146
835	Community Trust Bancorp, Inc.	28,716
257	Consolidated-Tomoka Land Co.	7,402
1,229	Coresite Realty Corp. (REIT)	33,417
5,487	Cousins Properties, Inc. (REIT)	43,841

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,232	Cowen Group, Inc., Class A*	$13,656
1,567	Crawford & Co., Class B	7,004
471	Credit Acceptance Corp.*	46,375
163	Crescent Financial Bancshares, Inc.*	854
4,005	CreXus Investment Corp. (REIT)	41,171
7,367	CubeSmart (REIT)	95,034
5,274	CVB Financial Corp.	63,024
9,965	CYS Investments, Inc. (REIT)	143,297
14,773	DCT Industrial Trust, Inc. (REIT)	93,365
2,630	DFC Global Corp.*	48,971
160	Diamond Hill Investment Group, Inc.	11,682
11,240	DiamondRock Hospitality Co. (REIT)	108,129
1,880	Dime Community Bancshares, Inc.	26,282
467	Donegal Group, Inc., Class A	6,692
7,683	Doral Financial Corp.*	8,298
1,865	Duff & Phelps Corp., Class A	24,711
3,668	DuPont Fabros Technology, Inc. (REIT)	101,090
3,250	Dynex Capital, Inc. (REIT)	33,963
1,004	Eagle Bancorp, Inc.*	17,108
397	Eastern Insurance Holdings, Inc.	6,570
1,703	EastGroup Properties, Inc. (REIT)	91,281
1,234	Edelman Financial Group, Inc.	10,884
6,760	Education Realty Trust, Inc. (REIT)	78,146
1,172	eHealth, Inc.*	19,385
268	EMC Insurance Group, Inc.	5,264
1,891	Employers Holdings, Inc.	34,473
505	Enstar Group Ltd.*	46,692
355	Enterprise Bancorp, Inc./MA	5,623
1,067	Enterprise Financial Services Corp.	13,199
2,800	Entertainment Properties Trust (REIT)	127,652
953	Epoch Holding Corp.	20,070
3,281	Equity One, Inc. (REIT)	69,557
622	ESB Financial Corp.	8,540
539	ESSA Bancorp, Inc.	5,465
1,336	EverBank Financial Corp.	15,858
1,711	Evercore Partners, Inc., Class A	42,262
2,012	Excel Trust, Inc. (REIT)	23,621
2,869	EZCORP, Inc., Class A*	64,983
1,125	Farmers National Banc Corp.	6,840
575	FBL Financial Group, Inc., Class A	19,044
2,220	FBR & Co.*	6,727
595	Federal Agricultural Mortgage Corp., Class C	14,732
7,430	FelCor Lodging Trust, Inc. (REIT)*	34,475
570	Fidelity Southern Corp.	5,022
564	Fidus Investment Corp.	9,221
4,930	Fifth Street Finance Corp.	51,716
2,770	Financial Engines, Inc.*	59,001
826	Financial Institutions, Inc.	14,455
6,349	First American Financial Corp.	122,345
527	First Bancorp, Inc./ME	8,659
4,204	First BanCorp./Puerto Rico*	16,059
906	First Bancorp/NC	8,997
4,451	First Busey Corp.	21,365
1,343	First California Financial Group, Inc.*	9,428
1,711	First Cash Financial Services, Inc.*	76,345
6,292	First Commonwealth Financial Corp.	43,792
1,059	First Community Bancshares, Inc./VA	15,737
1,069	First Connecticut Bancorp, Inc./CT	13,929
582	First Defiance Financial Corp.	9,684
208	First Federal Bancshares of Arkansas, Inc.*	2,032
3,499	First Financial Bancorp	56,964
1,883	First Financial Bankshares, Inc.	65,491
668	First Financial Corp./IN	20,354
988	First Financial Holdings, Inc.	12,627
957	First Financial Northwest, Inc.*	7,273
5,301	First Industrial Realty Trust, Inc. (REIT)*	68,383
971	First Interstate BancSystem, Inc.	13,885
3,481	First Marblehead Corp. (The)*	4,038
1,712	First Merchants Corp.	24,105
4,480	First Midwest Bancorp, Inc./IL	52,909
462	First of Long Island Corp. (The)	13,837
634	First Pactrust Bancorp, Inc.	7,646
3,048	First Potomac Realty Trust (REIT)	39,045
6,558	FirstMerit Corp.	102,895
3,205	Flagstone Reinsurance Holdings S.A.	27,371
1,849	Flushing Financial Corp.	28,179
8,347	FNB Corp./PA	91,400
598	FNB United Corp.*	7,296
2,073	Forestar Group, Inc.*	29,830
400	Fortegra Financial Corp.*	3,188
760	Fox Chase Bancorp, Inc.	11,476
855	Franklin Financial Corp./VA*	14,236
4,335	Franklin Street Properties Corp. (REIT)	48,205
1,409	FXCM, Inc., Class A	12,343
888	Gain Capital Holdings, Inc.	3,969
385	GAMCO Investors, Inc., Class A	17,364
755	German American Bancorp, Inc.	17,365
1,534	Getty Realty Corp. (REIT)	27,474
4,126	GFI Group, Inc.	11,553
4,302	Glacier Bancorp, Inc.	66,294
1,256	Gladstone Capital Corp.	10,789
655	Gladstone Commercial Corp. (REIT)	11,718
1,321	Gladstone Investment Corp.	10,053
8,341	Glimcher Realty Trust (REIT)	87,414
614	Global Indemnity plc*	12,384
856	Golub Capital BDC, Inc.	13,277
2,217	Government Properties Income Trust (REIT)	50,082
2,745	Gramercy Capital Corp./NY (REIT)*	7,357
609	Great Southern Bancorp, Inc.	17,892
733	Green Bankshares, Inc.*	1,327
1,435	Green Dot Corp., Class A*	16,431
1,738	Greenhill & Co., Inc.	75,864
1,681	Greenlight Capital Re Ltd., Class A*	40,815
1,156	GSV Capital Corp.*	9,976
4,555	Guaranty Bancorp*	9,064
71	Gyrodyne Co. of America, Inc. (REIT)*	7,917
853	Hallmark Financial Services*	6,815

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,563	Hancock Holding Co.	$135,247
1,883	Hanmi Financial Corp.*	23,519
1,854	Harris & Harris Group, Inc.*	6,786
4,663	Healthcare Realty Trust, Inc. (REIT)	113,124
869	Heartland Financial USA, Inc.	22,759
2,973	Hercules Technology Growth Capital, Inc.	33,268
1,240	Heritage Commerce Corp.*	8,196
926	Heritage Financial Corp./WA	12,955
518	Heritage Financial Group, Inc.	7,024
1,202	Heritage Oaks Bancorp*	6,851
10,285	Hersha Hospitality Trust (REIT)	51,219
1,951	HFF, Inc., Class A*	25,948
4,421	Highwoods Properties, Inc. (REIT)	144,169
2,373	Hilltop Holdings, Inc.*	26,578
77	Hingham Institution for Savings	4,842
409	Home Bancorp, Inc.*	6,953
1,318	Home BancShares, Inc./AR	41,530
939	Home Federal Bancorp, Inc./ID	9,972
805	Home Loan Servicing Solutions Ltd.	12,598
459	Homeowners Choice, Inc.	9,198
260	HomeStreet, Inc.*	9,214
2,372	Horace Mann Educators Corp.	41,676
260	Horizon Bancorp/IN	7,036
468	Horizon Technology Finance Corp.	7,839
2,144	Hudson Pacific Properties, Inc. (REIT)	38,035
929	Hudson Valley Holding Corp.	15,691
1,766	Iberiabank Corp.	82,843
2,227	ICG Group, Inc.*	20,310
489	Independence Holding Co.	4,983
1,293	Independent Bank Corp./MA	37,704
706	Infinity Property & Casualty Corp.	39,607
4,576	Inland Real Estate Corp. (REIT)	37,523
3,186	International Bancshares Corp.	58,176
824	INTL FCStone, Inc.*	14,939
6,902	Invesco Mortgage Capital, Inc. (REIT)	141,422
2,321	Investment Technology Group, Inc.*	19,659
2,644	Investors Bancorp, Inc.*	45,397
5,124	Investors Real Estate Trust (REIT)	42,785
74	Investors Title Co.	4,629
5,045	iStar Financial, Inc. (REIT)*	36,223
957	JMP Group, Inc.	5,158
541	Kaiser Federal Financial Group, Inc.	8,266
247	Kansas City Life Insurance Co.	8,734
2,077	KBW, Inc.	31,757
1,301	KCAP Financial, Inc.*	11,241
905	Kearny Financial Corp.	8,751
2,581	Kennedy-Wilson Holdings, Inc.	35,721
3,295	Kite Realty Group Trust (REIT)	16,936
5,874	Knight Capital Group, Inc., Class A*	16,212
6,160	Ladenburg Thalmann Financial Services, Inc.*	8,562
1,613	Lakeland Bancorp, Inc.	16,340
976	Lakeland Financial Corp.	25,923
5,122	LaSalle Hotel Properties (REIT)	139,575
7,096	Lexington Realty Trust (REIT)	66,560
1,819	LTC Properties, Inc. (REIT)	61,373
2,999	Maiden Holdings Ltd.	27,531
1,672	Main Street Capital Corp.	44,492
1,209	MainSource Financial Group, Inc.	14,544
813	Manning & Napier, Inc.	9,667
2,183	MarketAxess Holdings, Inc.	71,100
491	Marlin Business Services Corp.	8,121
3,270	MB Financial, Inc.	66,773
4,591	MCG Capital Corp.	21,348
3,021	Meadowbrook Insurance Group, Inc.	22,929
1,070	Medallion Financial Corp.	12,187
8,109	Medical Properties Trust, Inc. (REIT)	83,604
1,380	Medley Capital Corp.	18,064
515	Mercantile Bank Corp.*	8,729
305	Merchants Bancshares, Inc.	8,543
507	Meridian Interstate Bancorp, Inc.*	7,554
845	Metro Bancorp, Inc.*	10,605
945	MetroCorp Bancshares, Inc.*	9,989
11,274	MGIC Investment Corp.*	13,303
507	MicroFinancial, Inc.	4,563
321	Middleburg Financial Corp.	5,415
499	MidSouth Bancorp, Inc.	6,497
406	MidWestOne Financial Group, Inc.	8,867
1,089	Mission West Properties, Inc. (REIT)	9,823
2,407	Monmouth Real Estate Investment Corp., Class A (REIT)	26,886
2,995	Montpelier Re Holdings Ltd.	64,572
1,430	MVC Capital, Inc.	18,175
251	NASB Financial, Inc.*	4,957
415	National Bankshares, Inc.	13,176
2,429	National Financial Partners Corp.*	35,803
1,464	National Health Investors, Inc. (REIT)	76,479
373	National Interstate Corp.	9,269
7,381	National Penn Bancshares, Inc.	65,691
131	National Western Life Insurance Co., Class A	18,132
1,147	Nationstar Mortgage Holdings, Inc.*	31,107
597	Navigators Group, Inc. (The)*	28,990
1,988	NBT Bancorp, Inc.	41,808
1,429	Nelnet, Inc., Class A	34,225
1,857	Netspend Holdings, Inc.*	17,604
759	New Mountain Finance Corp.	11,248
1,946	New York Mortgage Trust, Inc. (REIT)	13,408
1,561	NewStar Financial, Inc.*	18,467
1,294	NGP Capital Resources Co.	9,666
595	Nicholas Financial, Inc.	8,193
879	Northfield Bancorp, Inc./NJ	13,185
387	Northrim BanCorp, Inc.	7,972
7,976	NorthStar Realty Finance Corp. (REIT)	46,819
5,838	Northwest Bancshares, Inc.	70,523
861	OceanFirst Financial Corp.	12,140
6,428	Ocwen Financial Corp.*	165,392
5,662	Old National Bancorp/IN	74,738
6,328	Omega Healthcare Investors, Inc. (REIT)	151,999
670	OmniAmerican Bancorp, Inc.*	14,733
686	One Liberty Properties, Inc. (REIT)	13,109

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,358	OneBeacon Insurance Group Ltd., Class A	$17,532
615	Oppenheimer Holdings, Inc., Class A	9,176
2,434	Oriental Financial Group, Inc.	25,800
2,718	Oritani Financial Corp.	39,764
250	Pacific Capital Bancorp*	11,480
1,089	Pacific Continental Corp.	9,790
638	Pacific Mercantile Bancorp*	4,153
1,814	PacWest Bancorp	42,230
678	Park National Corp.	45,663
1,952	Park Sterling Corp.*	9,370
948	Parkway Properties, Inc./MD (REIT)	11,006
531	Peapack Gladstone Financial Corp.	7,827
3,433	Pebblebrook Hotel Trust (REIT)	81,122
3,371	PennantPark Investment Corp.	36,609
230	Penns Woods Bancorp, Inc.	9,163
3,347	Pennsylvania Real Estate Investment Trust (REIT)	52,615
3,523	PennyMac Mortgage Investment Trust (REIT)	75,885
639	Peoples Bancorp, Inc./OH	14,122
364	Peoples Federal Bancshares, Inc.	6,075
3,388	PHH Corp.*	59,121
350	Phoenix Cos., Inc. (The)*	10,785
1,362	PICO Holdings, Inc.*	29,664
2,069	Pinnacle Financial Partners, Inc.*	39,601
909	Piper Jaffray Cos.*	22,370
2,084	Platinum Underwriters Holdings Ltd.	82,818
2,412	Potlatch Corp. (REIT)	86,977
702	Preferred Bank/CA*	9,049
1,296	Presidential Life Corp.	18,066
2,813	Primerica, Inc.	82,027
3,611	PrivateBancorp, Inc.	58,859
8,877	Prospect Capital Corp.	101,464
2,838	Prosperity Bancshares, Inc.	119,480
582	Provident Financial Holdings, Inc.	7,677
3,600	Provident Financial Services, Inc.	55,584
2,364	Provident New York Bancorp	20,283
1,102	PS Business Parks, Inc. (REIT)	75,123
585	Pzena Investment Management, Inc., Class A	2,943
7,972	Radian Group, Inc.	26,786
2,985	RAIT Financial Trust (REIT)	14,029
2,748	Ramco-Gershenson Properties Trust (REIT)	35,614
4,728	Redwood Trust, Inc. (REIT)	67,752
289	Regional Management Corp.*	4,852
1,502	Renasant Corp.	27,472
595	Republic Bancorp, Inc./KY, Class A	13,417
719	Resource America, Inc., Class A	4,558
5,068	Resource Capital Corp. (REIT)	30,307
3,011	Retail Opportunity Investments Corp. (REIT)	37,848
1,269	RLI Corp.	80,404
6,381	RLJ Lodging Trust (REIT)	113,837
1,710	Rockville Financial, Inc.	20,503
437	Roma Financial Corp.	4,108
1,325	Rouse Properties, Inc. (REIT)	18,418
1,729	S&T Bancorp, Inc.	29,998
727	S.Y. Bancorp, Inc.	17,005
2,216	Sabra Health Care REIT, Inc. (REIT)	42,481
1,244	Safeguard Scientifics, Inc.*	19,357
759	Safety Insurance Group, Inc.	34,375
1,444	Sandy Spring Bancorp, Inc.	26,483
453	Saul Centers, Inc. (REIT)	19,529
901	SCBT Financial Corp.	36,229
1,184	SeaBright Holdings, Inc.	13,000
4,396	Seacoast Banking Corp. of Florida*	6,462
550	Select Income REIT (REIT)	13,646
3,278	Selective Insurance Group, Inc.	58,775
633	SI Financial Group, Inc.	7,311
723	Sierra Bancorp	7,866
1,024	Simmons First National Corp., Class A	23,839
2,313	Solar Capital Ltd.	53,500
568	Solar Senior Capital Ltd.	10,065
1,037	Southside Bancshares, Inc.	22,721
1,163	Southwest Bancorp, Inc./OK*	12,863
1,734	Sovran Self Storage, Inc. (REIT)	98,578
1,862	STAG Industrial, Inc. (REIT)	28,656
6,961	Starwood Property Trust, Inc. (REIT)	163,932
884	State Auto Financial Corp.	12,420
1,897	State Bank Financial Corp.	30,731
1,380	StellarOne Corp.	18,285
1,849	Sterling Bancorp/NY	18,361
1,601	Sterling Financial Corp./WA	33,941
1,095	Stewart Information Services Corp.	21,648
3,212	Stifel Financial Corp.*	104,968
10,824	Strategic Hotels & Resorts, Inc. (REIT)*	66,026
582	Suffolk Bancorp*	8,811
1,826	Summit Hotel Properties, Inc. (REIT)	15,558
2,382	Sun Bancorp, Inc./NJ*	6,908
1,583	Sun Communities, Inc. (REIT)	72,517
8,181	Sunstone Hotel Investors, Inc. (REIT)*	85,328
11,236	Susquehanna Bancshares, Inc.	118,090
1,744	SWS Group, Inc.*	10,412
4,630	Symetra Financial Corp.	56,579
974	Taylor Capital Group, Inc.*	16,402
344	TCP Capital Corp.	5,301
789	Tejon Ranch Co.*	22,060
802	Terreno Realty Corp. (REIT)	12,078
660	Territorial Bancorp, Inc.	15,220
2,399	Texas Capital Bancshares, Inc.*	110,402
713	THL Credit, Inc.	9,939
1,926	Thomas Properties Group, Inc.	10,709
2,468	TICC Capital Corp.	25,667
663	Tompkins Financial Corp.	25,751
2,080	Tower Group, Inc.	38,771
1,574	TowneBank/VA	23,169
360	Tree.com, Inc.*	5,479
1,631	Triangle Capital Corp.	40,041
956	Trico Bancshares	14,684
5,603	TrustCo Bank Corp NY	31,265
3,874	Trustmark Corp.	91,775
16,708	Two Harbors Investment Corp. (REIT)	193,646
1,931	UMB Financial Corp.	94,677
788	UMH Properties, Inc. (REIT)	8,865

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6,692	Umpqua Holdings Corp.	$84,587
1,212	Union First Market Bankshares Corp.	17,792
3,007	United Bankshares, Inc./WV	73,160
2,495	United Community Banks, Inc./GA*	19,910
929	United Financial Bancorp, Inc.	13,257
1,204	United Fire Group, Inc.	26,657
711	Universal Health Realty Income Trust (REIT)	30,694
1,117	Universal Insurance Holdings, Inc.	3,910
1,004	Univest Corp. of Pennsylvania	16,496
1,369	Urstadt Biddle Properties, Inc., Class A (REIT)	26,696
2,015	ViewPoint Financial Group, Inc.	37,136
1,604	Virginia Commerce Bancorp, Inc.*	12,976
362	Virtus Investment Partners, Inc.*	31,002
680	Walker & Dunlop, Inc.*	8,990
1,713	Walter Investment Management Corp.	47,947
922	Washington Banking Co.	12,567
3,966	Washington Real Estate Investment Trust (REIT)	106,527
861	Washington Trust Bancorp, Inc.	21,318
437	Waterstone Financial, Inc.*	2,119
4,315	Webster Financial Corp.	91,823
1,398	WesBanco, Inc.	28,407
936	West Bancorp., Inc.	9,491
1,153	West Coast Bancorp/OR*	22,968
1,667	Westamerica Bancorp.	77,599
4,182	Western Alliance Bancorp.*	38,934
478	Western Asset Mortgage Capital Corp. (REIT)	10,248
1,463	Westfield Financial, Inc.	10,592
398	Westwood Holdings Group, Inc.	14,627
828	Whitestone REIT (REIT)	10,880
3,696	Wilshire Bancorp, Inc.*	23,137
1,744	Winthrop Realty Trust (REIT)	19,812
2,172	Wintrust Financial Corp.	81,255
3,503	WisdomTree Investments, Inc.*	21,859
624	World Acceptance Corp.*	45,552
456	WSFS Financial Corp.	18,500
184	Zillow, Inc., Class A*	7,656
		15,251,718
	Health Care — 7.2%

1,297	Abaxis, Inc.*	48,599
1,999	Abiomed, Inc.*	44,638
1,377	Acadia Healthcare Co., Inc.*	26,411
3,369	Accretive Health, Inc.*	40,057
4,264	Accuray, Inc.*	26,138
3,182	Achillion Pharmaceuticals, Inc.*	22,369
2,398	Acorda Therapeutics, Inc.*	54,794
724	Acura Pharmaceuticals, Inc.*	1,180
1,494	Aegerion Pharmaceuticals, Inc.*	20,796
2,160	Affymax, Inc.*	38,210
4,224	Affymetrix, Inc.*	16,093
1,463	Agenus, Inc.*	6,715
767	Air Methods Corp.*	89,386
3,401	Akorn, Inc.*	47,070
4,297	Align Technology, Inc.*	145,883
7,322	Alkermes plc*	134,359
4,772	Allos Therapeutics, Inc.*	8,637
493	Almost Family, Inc.*	10,885
2,772	Alnylam Pharmaceuticals, Inc.*	50,700
3,270	Alphatec Holdings, Inc.*	5,428
1,277	AMAG Pharmaceuticals, Inc.*	18,887
1,802	Amedisys, Inc.*	25,372
1,803	Amicus Therapeutics, Inc.*	8,835
2,442	AMN Healthcare Services, Inc.*	20,513
1,537	Ampio Pharmaceuticals, Inc.*	4,427
1,892	Amsurg Corp.*	55,644
857	Anacor Pharmaceuticals, Inc.*	5,271
733	Analogic Corp.	50,951
1,468	AngioDynamics, Inc.*	16,794
705	Anika Therapeutics, Inc.*	10,018
5,457	Antares Pharma, Inc.*	21,173
12,968	Arena Pharmaceuticals, Inc.*	117,231
3,523	Arqule, Inc.*	18,461
5,331	Array BioPharma, Inc.*	29,534
1,654	ArthroCare Corp.*	48,925
1,158	Assisted Living Concepts, Inc., Class A	9,021
5,569	Astex Pharmaceuticals, Inc.*	15,760
2,144	athenahealth, Inc.*	189,465
872	AtriCure, Inc.*	6,087
95	Atrion Corp.	20,630
2,894	Auxilium Pharmaceuticals, Inc.*	67,430
8,115	AVANIR Pharmaceuticals, Inc., Class A*	26,942
2,327	AVEO Pharmaceuticals, Inc.*	22,316
644	BG Medicine, Inc.*	2,557
2,941	BioCryst Pharmaceuticals, Inc.*	12,852
1,272	BioDelivery Sciences International, Inc.*	6,271
1,470	Bio-Reference Labs, Inc.*	38,396
2	Biosante Pharmaceuticals, Inc.*	3
2,627	BioScrip, Inc.*	22,329
296	BioSpecifics Technologies Corp.*	5,559
1,824	BioTime, Inc.*	7,387
3,597	Cadence Pharmaceuticals, Inc.*	14,172
1,772	Cambrex Corp.*	21,583
1,268	Cantel Medical Corp.	32,664
1,684	Capital Senior Living Corp.*	20,259
1,003	Cardiovascular Systems, Inc.*	9,348
3,513	Celldex Therapeutics, Inc.*	19,813
253	Cempra, Inc.*	2,077
3,078	Centene Corp.*	124,998
3,924	Cepheid, Inc.*	148,092
3,254	Cerus Corp.*	10,380
1,150	Chemed Corp.	75,934
324	ChemoCentryx, Inc.*	3,402
691	Chindex International, Inc.*	7,235
817	Clovis Oncology, Inc.*	14,289
1,566	Codexis, Inc.*	3,555
662	Computer Programs & Systems, Inc.	33,464
1,877	Conceptus, Inc.*	35,682
1,692	CONMED Corp.	45,718
2,945	Corcept Therapeutics, Inc.*	8,511
514	Cornerstone Therapeutics, Inc.*	3,475
1,060	Coronado Biosciences, Inc.*	6,519
366	Corvel Corp.*	16,031
1,625	Cross Country Healthcare, Inc.*	6,581
1,648	CryoLife, Inc.*	8,899
3,788	Cubist Pharmaceuticals, Inc.*	175,006
710	Cumberland Pharmaceuticals, Inc.*	4,260
4,726	Curis, Inc.*	20,794
1,647	Cyberonics, Inc.*	82,235

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
576	Cynosure, Inc., Class A*	$14,976
3,268	Cytori Therapeutics, Inc.*	10,294
9,210	Dendreon Corp.*	41,353
3,333	Depomed, Inc.*	17,632
554	Derma Sciences, Inc.*	5,252
4,100	DexCom, Inc.*	54,530
2,594	Discovery Laboratories, Inc.*	8,353
1,341	Dusa Pharmaceuticals, Inc.*	7,174
5,909	Dyax Corp.*	13,354
10,415	Dynavax Technologies Corp.*	40,723
1,549	Emergent Biosolutions, Inc.*	22,817
1,837	Emeritus Corp.*	36,777
1,770	Endocyte, Inc.*	16,974
3,309	Endologix, Inc.*	39,609
1,040	Ensign Group, Inc. (The)	30,618
1,515	EnteroMedics, Inc.*	5,575
2,525	Enzon Pharmaceuticals, Inc.*	17,069
1,114	Epocrates, Inc.*	9,937
3,808	Exact Sciences Corp.*	37,813
514	Exactech, Inc.*	8,296
1,749	ExamWorks Group, Inc.*	22,020
10,963	Exelixis, Inc.*	48,566
2,544	Five Star Quality Care, Inc.*	12,033
1,453	Fluidigm Corp.*	22,725
440	Furiex Pharmaceuticals, Inc.*	8,118
960	Genomic Health, Inc.*	33,082
1,820	Gentiva Health Services, Inc.*	19,984
7,900	Geron Corp.*	21,804
1,414	Greatbatch, Inc.*	32,734
473	Greenway Medical Technologies, Inc.*	7,123
1,581	GTx, Inc.*	5,818
1,516	Haemonetics Corp.*	111,684
5,367	Halozyme Therapeutics, Inc.*	31,129
2,041	Hanger, Inc.*	58,393
3,280	Hansen Medical, Inc.*	4,822
1,481	Harvard Bioscience, Inc.*	5,672
5,717	HealthSouth Corp.*	130,919
1,168	HealthStream, Inc.*	33,195
1,998	Healthways, Inc.*	20,939
846	HeartWare International, Inc.*	75,776
640	Hi-Tech Pharmacal Co., Inc.*	22,842
5,141	HMS Holdings Corp.*	177,159
1,262	Horizon Pharma, Inc.*	5,603
749	ICU Medical, Inc.*	41,569
5,389	Idenix Pharmaceuticals, Inc.*	30,448
2,381	ImmunoCellular Therapeutics Ltd.*	6,143
4,991	Immunogen, Inc.*	71,820
3,942	Immunomedics, Inc.*	13,285
4,008	Impax Laboratories, Inc.*	94,869
1,445	Infinity Pharmaceuticals, Inc.*	26,241
2,857	Insulet Corp.*	59,911
1,167	Integra LifeSciences Holdings Corp.*	45,910
524	Integramed America, Inc.*	7,346
3,911	InterMune, Inc.*	28,824
1,903	Invacare Corp.	26,147
991	IPC The Hospitalist Co., Inc.*	43,792
952	IRIS International, Inc.*	12,090
4,495	Ironwood Pharmaceuticals, Inc.*	56,322
5,992	Isis Pharmaceuticals, Inc.*	81,551
2,484	Jazz Pharmaceuticals plc*	113,047
4,258	Keryx Biopharmaceuticals, Inc.*	8,686
3,164	Kindred Healthcare, Inc.*	35,310
565	Landauer, Inc.	33,132
955	Lannett Co., Inc.*	4,670
11,873	Lexicon Pharmaceuticals, Inc.*	26,595
955	LHC Group, Inc.*	16,617
1,041	Ligand Pharmaceuticals, Inc., Class B*	17,999
2,494	Luminex Corp.*	48,234
1,634	Magellan Health Services, Inc.*	81,063
2,162	MAKO Surgical Corp.*	35,630
6,745	MannKind Corp.*	18,211
1,682	MAP Pharmaceuticals, Inc.*	22,606
2,986	Masimo Corp.*	65,931
1,660	Maxygen, Inc.*	10,192
3,488	MedAssets, Inc.*	59,540
3,297	Medicines Co. (The)*	84,700
3,437	Medicis Pharmaceutical Corp., Class A	108,472
1,329	Medidata Solutions, Inc.*	46,621
214	Mediware Information Systems*	3,142
3,530	Merge Healthcare, Inc.*	11,155
2,468	Meridian Bioscience, Inc.	43,634
2,515	Merit Medical Systems, Inc.*	35,839
910	Merrimack Pharmaceuticals, Inc.*	7,244
2,641	Metropolitan Health Networks, Inc.*	21,234
1,791	Molina Healthcare, Inc.*	43,414
2,801	Momenta Pharmaceuticals, Inc.*	39,522
761	MWI Veterinary Supply, Inc.*	76,724
631	National Healthcare Corp.	28,199
150	National Research Corp.	7,464
1,761	Natus Medical, Inc.*	20,621
5,772	Navidea Biopharmaceuticals, Inc.*	21,010
6,855	Nektar Therapeutics*	58,816
1,409	Neogen Corp.*	55,007
3,966	Neurocrine Biosciences, Inc.*	29,269
758	NewLink Genetics Corp.*	10,582
6,932	Novavax, Inc.*	14,141
5,153	NPS Pharmaceuticals, Inc.*	39,266
2,582	NuVasive, Inc.*	54,429
2,944	NxStage Medical, Inc.*	37,536
1,120	Obagi Medical Products, Inc.*	14,963
1,544	Omeros Corp.*	14,560
2,009	Omnicell, Inc.*	28,849
870	OncoGenex Pharmaceutical, Inc.*	11,910
3,417	Oncothyreon, Inc.*	18,076
6,390	Opko Health, Inc.*	28,372
2,814	Optimer Pharmaceuticals, Inc.*	42,294
3,241	OraSure Technologies, Inc.*	31,470
3,608	Orexigen Therapeutics, Inc.*	16,128
1,120	Orthofix International N.V.*	47,398
984	Osiris Therapeutics, Inc.*	8,905
3,800	Owens & Minor, Inc.	106,362
2,217	Pacific Biosciences of California, Inc.*	4,367
1,104	Pacira Pharmaceuticals, Inc.*	20,049
2,271	Pain Therapeutics, Inc.*	9,039
1,168	Palomar Medical Technologies, Inc.*	10,220
2,198	Par Pharmaceutical Cos., Inc.*	109,460
3,582	PAREXEL International Corp.*	103,126
599	PDI, Inc.*	4,157
8,367	PDL BioPharma, Inc.	61,581
544	Pernix Therapeutics Holdings*	3,558
3,254	Pharmacyclics, Inc.*	217,758
1,764	PharMerica Corp.*	22,226

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
784	PhotoMedex, Inc.*	$10,278
1,591	Pozen, Inc.*	10,357
1,809	Progenics Pharmaceuticals, Inc.*	7,381
779	Providence Service Corp. (The)*	8,888
3,016	PSS World Medical, Inc.*	65,115
2,365	Quality Systems, Inc.	41,790
3,215	Questcor Pharmaceuticals, Inc.*	139,660
1,686	Quidel Corp.*	27,381
2,922	Raptor Pharmaceutical Corp.*	14,522
1,845	Repligen Corp.*	10,498
887	Repros Therapeutics, Inc.*	11,238
4,274	Rigel Pharmaceuticals, Inc.*	39,834
634	Rochester Medical Corp.*	6,987
1,248	Rockwell Medical Technologies, Inc.*	9,959
3,339	RTI Biologics, Inc.*	12,755
561	Sagent Pharmaceuticals, Inc.*	8,112
3,145	Sangamo Biosciences, Inc.*	16,889
3,273	Santarus, Inc.*	20,227
3,397	Sciclone Pharmaceuticals, Inc.*	16,645
5,685	Seattle Genetics, Inc.*	150,880
2,092	Select Medical Holdings Corp.*	21,652
6,851	Sequenom, Inc.*	25,143
2,103	SIGA Technologies, Inc.*	6,225
1,145	Skilled Healthcare Group, Inc., Class A*	6,549
4,096	Solta Medical, Inc.*	12,493
2,051	Spectranetics Corp. (The)*	24,899
3,560	Spectrum Pharmaceuticals, Inc.*	42,578
2,172	Staar Surgical Co.*	14,227
3,457	STERIS Corp.	118,368
649	Sucampo Pharmaceuticals, Inc., Class A*	3,096
1,527	Sun Healthcare Group, Inc.*	12,903
1,614	Sunesis Pharmaceuticals, Inc.*	5,116
3,481	Sunrise Senior Living, Inc.*	50,057
202	Supernus Pharmaceuticals, Inc.*	2,481
917	SurModics, Inc.*	17,093
2,193	Symmetry Medical, Inc.*	20,417
624	Synageva BioPharma Corp.*	31,175
2,458	Synergy Pharmaceuticals, Inc.*	12,167
2,220	Synta Pharmaceuticals Corp.*	14,585
1,628	Targacept, Inc.*	7,326
1,697	Team Health Holdings, Inc.*	48,449
3,628	Theravance, Inc.*	96,759
2,689	Threshold Pharmaceuticals, Inc.*	23,690
904	Tornier N.V.*	16,200
754	Transcept Pharmaceuticals, Inc.*	5,037
1,160	Triple-S Management Corp., Class B*	23,710
1,487	Trius Therapeutics, Inc.*	8,253
704	U.S. Physical Therapy, Inc.	18,283
4,805	Unilife Corp.*	14,367
2,247	Universal American Corp.*	20,335
196	Utah Medical Products, Inc.	6,627
1,688	Vanda Pharmaceuticals, Inc.*	7,410
1,901	Vanguard Health Systems, Inc.*	18,535
977	Vascular Solutions, Inc.*	12,808
747	Ventrus Biosciences, Inc.*	2,824
378	Verastem, Inc.*	3,258
4,543	Vical, Inc.*	16,491
4,171	ViroPharma, Inc.*	110,949
5,963	Vivus, Inc.*	127,906
402	Vocera Communications, Inc.*	11,320
3,188	Volcano Corp.*	90,157
2,577	WellCare Health Plans, Inc.*	146,090
2,026	West Pharmaceutical Services, Inc.	95,931
2,351	Wright Medical Group, Inc.*	48,666
2,568	XenoPort, Inc.*	23,934
4,072	XOMA Corp.*	14,130
328	Young Innovations, Inc.	12,225
1,012	ZELTIQ Aesthetics, Inc.*	5,364
3,976	ZIOPHARM Oncology, Inc.*	19,761
3,261	Zogenix, Inc.*	7,729
		9,261,375
	Industrials — 8.1%

2,329	A. O. Smith Corp.	127,420
575	A.T. Cross Co., Class A*	5,698
6,739	A123 Systems, Inc.*	1,743
1,112	AAON, Inc.	20,461
2,410	AAR Corp.	35,861
3,214	ABM Industries, Inc.	64,987
2,973	Acacia Research Corp.*	78,309
6,758	ACCO Brands Corp.*	44,535
2,831	Accuride Corp.*	14,212
1,604	Aceto Corp.	14,340
1,070	Acorn Energy, Inc.	8,806
4,357	Actuant Corp., Class A	122,519
2,532	Acuity Brands, Inc.	162,453
2,052	Advisory Board Co. (The)*	90,965
2,348	Aegion Corp.*	45,833
1,037	Aerovironment, Inc.*	24,743
3,179	Air Transport Services Group, Inc.*	14,782
3,513	Aircastle Ltd.	40,118
414	Alamo Group, Inc.	12,043
4,252	Alaska Air Group, Inc.*	142,655
1,651	Albany International Corp., Class A	34,869
894	Allegiant Travel Co.*	59,219
1,611	Altra Holdings, Inc.	29,659
518	Amerco, Inc.	48,200
1,205	Ameresco, Inc., Class A*	14,472
566	American Railcar Industries, Inc.*	16,154
2,185	American Reprographics Co.*	8,784
504	American Science & Engineering, Inc.	29,973
2,338	American Superconductor Corp.*	8,767
579	American Woodmark Corp.*	11,209
509	Ampco-Pittsburgh Corp.	8,582
1,934	API Technologies Corp.*	5,957
1,692	Apogee Enterprises, Inc.	26,734
2,524	Applied Industrial Technologies, Inc.	102,676
589	Argan, Inc.	9,866
1,523	Arkansas Best Corp.	13,981
948	Asset Acceptance Capital Corp.*	6,171
587	Asta Funding, Inc.	5,588
1,200	Astec Industries, Inc.*	35,196
628	Astronics Corp.*	17,584
1,580	Atlas Air Worldwide Holdings, Inc.*	81,370
6,348	Avis Budget Group, Inc.*	104,234
1,510	AZZ, Inc.	47,958
3,244	Barnes Group, Inc.	76,785
418	Barrett Business Services, Inc.	10,592
2,803	Beacon Roofing Supply, Inc.*	78,876
2,722	Belden, Inc.	92,902
2,927	Blount International, Inc.*	37,700

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,444	BlueLinx Holdings, Inc.*	$3,206
2,934	Brady Corp., Class A	82,387
2,910	Briggs & Stratton Corp.	50,401
2,827	Brink’s Co. (The)	62,929
2,689	Builders FirstSource, Inc.*	11,966
767	CAI International, Inc.*	15,240
17,854	Capstone Turbine Corp.*	17,831
551	Cascade Corp.	27,038
1,554	Casella Waste Systems, Inc., Class A*	7,475
2,272	CBIZ, Inc.*	12,587
819	CDI Corp.	13,489
429	Ceco Environmental Corp.	4,067
1,199	Celadon Group, Inc.	19,795
3,228	Cenveo, Inc.*	6,488
1,452	Ceradyne, Inc.	34,485
1,788	Chart Industries, Inc.*	124,802
1,041	CIRCOR International, Inc.	33,156
3,005	CLARCOR, Inc.	144,661
520	Coleman Cable, Inc.	4,930
1,160	Columbus McKinnon Corp.*	17,191
2,236	Comfort Systems USA, Inc.	23,076
1,460	Commercial Vehicle Group, Inc.*	12,337
68	Compx International, Inc.	840
476	Consolidated Graphics, Inc.*	12,752
2,004	Corporate Executive Board Co. (The)	93,306
580	Courier Corp.	6,508
397	CPI Aerostructures, Inc.*	4,923
621	CRA International, Inc.*	9,843
951	Cubic Corp.	48,016
2,806	Curtiss-Wright Corp.	84,348
3,050	Deluxe Corp.	86,529
2,163	DigitalGlobe, Inc.*	44,926
1,829	Dolan Co. (The)*	6,493
1,677	Dollar Thrifty Automotive Group, Inc.*	146,167
1,324	Douglas Dynamics, Inc.	18,562
526	DXP Enterprises, Inc.*	24,254
2,011	Dycom Industries, Inc.*	29,200
806	Dynamic Materials Corp.	13,025
372	Eastern Co. (The)	6,343
883	Echo Global Logistics, Inc.*	15,638
896	Edgen Group, Inc.*	6,657
3,992	EMCOR Group, Inc.	110,299
1,310	Encore Capital Group, Inc.*	36,719
990	Encore Wire Corp.	28,037
2,628	Energy Recovery, Inc.*	6,623
4,742	EnergySolutions, Inc.*	11,618
1,474	EnerNOC, Inc.*	14,548
2,868	EnerSys*	106,833
1,564	Ennis, Inc.	22,819
475	Enphase Energy, Inc.*	2,356
1,231	EnPro Industries, Inc.*	46,212
1,599	ESCO Technologies, Inc.	56,653
1,833	Esterline Technologies Corp.*	109,613
802	Exponent, Inc.*	41,752
3,719	Federal Signal Corp.*	22,202
2,862	Flow International Corp.*	9,445
1,740	Forward Air Corp.	58,499
828	Franklin Covey Co.*	8,570
1,402	Franklin Electric Co., Inc.	76,030
716	FreightCar America, Inc.	12,831
2,511	FTI Consulting, Inc.*	65,311
9,051	FuelCell Energy, Inc.*	8,960
2,228	Furmanite Corp.*	10,873
1,127	G&K Services, Inc., Class A	35,354
1,868	Genco Shipping & Trading Ltd.*	5,399
3,571	GenCorp, Inc.*	32,603
1,479	Generac Holdings, Inc.	31,872
2,423	Genesee & Wyoming, Inc., Class A*	154,006
3,674	Geo Group, Inc. (The)	96,663
904	GeoEye, Inc.*	24,254
1,826	Gibraltar Industries, Inc.*	19,958
1,028	Global Power Equipment Group, Inc.	20,046
909	Gorman-Rupp Co. (The)	25,034
884	GP Strategies Corp.*	17,724
594	Graham Corp.	11,292
2,311	Granite Construction, Inc.	63,714
3,535	Great Lakes Dredge & Dock Corp.	25,841
1,367	Greenbrier Cos., Inc.*	19,753
2,721	Griffon Corp.	26,312
1,716	H&E Equipment Services, Inc.*	30,373
698	Hardinge, Inc.	6,275
3,054	Hawaiian Holdings, Inc.*	18,110
4,016	Healthcare Services Group, Inc.	85,019
2,870	Heartland Express, Inc.	37,367
3,151	HEICO Corp.	109,781
1,076	Heidrick & Struggles International, Inc.	13,256
460	Heritage-Crystal Clean, Inc.*	8,275
3,489	Herman Miller, Inc.	68,245
5,956	Hexcel Corp.*	135,023
1,361	Hill International, Inc.*	5,185
2,723	HNI Corp.	75,482
1,066	Houston Wire & Cable Co.	11,694
2,219	Hub Group, Inc., Class A*	66,792
1,989	Hudson Global, Inc.*	9,229
385	Hurco Cos., Inc.*	7,966
1,371	Huron Consulting Group, Inc.*	44,242
1,191	ICF International, Inc.*	26,250
3,145	II-VI, Inc.*	58,497
1,899	InnerWorkings, Inc.*	22,883
1,357	Insperity, Inc.	33,179
1,058	Insteel Industries, Inc.	10,601
3,503	Interface, Inc.	48,096
1,905	Interline Brands, Inc.*	48,501
328	International Shipholding Corp.	5,504
543	Intersections, Inc.	5,957
13,977	JetBlue Airways Corp.*	68,487
1,730	John Bean Technologies Corp.	27,611
698	Kadant, Inc.*	15,866
1,578	Kaman Corp.	51,758
1,916	Kaydon Corp.	42,612
1,603	Kelly Services, Inc., Class A	19,781
1,114	KEYW Holding Corp. (The)*	12,544
1,723	Kforce, Inc.*	20,194
1,949	Kimball International, Inc., Class B	21,887
3,459	Knight Transportation, Inc.	49,464
2,867	Knoll, Inc.	41,686
2,860	Korn/Ferry International*	40,898
2,399	Kratos Defense & Security Solutions, Inc.*	11,467
545	L.B. Foster Co., Class A	17,522
1,187	Layne Christensen Co.*	23,075
760	Lindsay Corp.	49,674
539	LMI Aerospace, Inc.*	10,494

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,167	LSI Industries, Inc.	$7,609
1,022	Lydall, Inc.*	13,112
931	Marten Transport Ltd.	16,423
3,276	MasTec, Inc.*	59,754
1,481	McGrath RentCorp	37,292
5,771	Meritor, Inc.*	25,796
2,398	Metalico, Inc.*	5,515
878	Met-Pro Corp.	8,007
518	Michael Baker Corp.*	12,365
1,120	Middleby Corp.*	128,968
662	Miller Industries, Inc.	10,155
1,651	Mine Safety Appliances Co.	57,570
934	Mistras Group, Inc.*	20,371
2,286	Mobile Mini, Inc.*	39,091
2,707	Moog, Inc., Class A*	99,157
1,622	Mueller Industries, Inc.	69,908
9,371	Mueller Water Products, Inc., Class A	35,891
808	Multi-Color Corp.	16,483
1,226	MYR Group, Inc.*	24,937
330	NACCO Industries, Inc., Class A	35,112
288	National Presto Industries, Inc.	20,943
3,101	Navigant Consulting, Inc.*	34,266
1,083	NCI Building Systems, Inc.*	11,642
393	NL Industries, Inc.	4,582
1,018	NN, Inc.*	8,582
463	Nortek, Inc.*	23,831
561	Northwest Pipe Co.*	14,160
4,380	Odyssey Marine Exploration, Inc.*	15,899
2,841	Old Dominion Freight Line, Inc.*	127,220
165	Omega Flex, Inc.*	1,757
2,568	On Assignment, Inc.*	42,398
3,528	Orbital Sciences Corp.*	48,686
1,622	Orion Marine Group, Inc.*	12,360
2,099	Pacer International, Inc.*	8,606
519	Park-Ohio Holdings Corp.*	11,164
237	Patrick Industries, Inc.*	3,081
381	Patriot Transportation Holding, Inc.*	9,773
9,261	Pendrell Corp.*	11,113
1,168	PGT, Inc.*	3,738
1,029	Pike Electric Corp.*	9,158
1,242	PMFG, Inc.*	8,942
1,023	Portfolio Recovery Associates, Inc.*	102,658
534	Powell Industries, Inc.*	20,249
141	Preformed Line Products Co.	8,308
1,789	Primoris Services Corp.	22,005
300	Proto Labs, Inc.*	9,438
1,506	Quad/Graphics, Inc.	27,590
1,278	Quality Distribution, Inc.*	12,435
2,199	Quanex Building Products Corp.	38,482
1,131	RailAmerica, Inc.*	30,989
1,057	Rand Logistics, Inc.*	7,505
2,168	Raven Industries, Inc.	65,842
1,327	RBC Bearings, Inc.*	61,029
2,897	Republic Airways Holdings, Inc.*	12,892
2,542	Resources Connection, Inc.	28,420
1,723	Rexnord Corp.*	25,931
767	Roadrunner Transportation Systems, Inc.*	13,407
2,303	Robbins & Myers, Inc.	137,765
1,265	RPX Corp.*	14,851
1,989	Rush Enterprises, Inc., Class A*	33,893
958	Saia, Inc.*	20,789
698	Sauer-Danfoss, Inc.	26,615
708	Schawk, Inc.	9,246
18	Seaboard Corp.*	37,605
658	SeaCube Container Leasing Ltd.	12,568
150	SIFCO Industries, Inc.	2,826
2,392	Simpson Manufacturing Co., Inc.	60,829
3,047	SkyWest, Inc.	26,722
2,488	Spirit Airlines, Inc.*	48,640
937	Standard Parking Corp.*	21,635
755	Standex International Corp.	33,703
4,550	Steelcase, Inc., Class A	44,135
976	Sterling Construction Co., Inc.*	9,457
1,236	Sun Hydraulics Corp.	28,613
4,724	Swift Transportation Co.*	38,501
6,737	Swisher Hygiene, Inc.*	11,924
2,328	Sykes Enterprises, Inc.*	31,405
633	Sypris Solutions, Inc.	4,311
1,747	TAL International Group, Inc.	59,415
3,321	Taser International, Inc.*	17,767
1,191	Team, Inc.*	37,243
2,198	Teledyne Technologies, Inc.*	141,793
1,127	Tennant Co.	47,278
3,794	Tetra Tech, Inc.*	98,416
735	Textainer Group Holdings Ltd.	25,960
880	Thermon Group Holdings, Inc.*	20,117
2,527	Titan International, Inc.	52,764
1,011	Titan Machinery, Inc.*	23,304
770	TMS International Corp., Class A*	7,754
915	TRC Cos., Inc.*	6,368
892	Trex Co., Inc.*	27,429
1,926	Trimas Corp.*	41,409
2,416	TrueBlue, Inc.*	37,520
2,136	Tutor Perini Corp.*	22,663
510	Twin Disc, Inc.	9,440
867	UniFirst Corp.	55,063
2,433	United Stationers, Inc.	58,854
1,179	Universal Forest Products, Inc.	45,309
327	Universal Truckload Services, Inc.	4,637
9,709	US Airways Group, Inc.*	103,498
1,096	US Ecology, Inc.	20,605
4,431	USG Corp.*	91,101
1,211	Viad Corp.	24,789
1,175	Vicor Corp.*	7,074
246	VSE Corp.	5,710
4,086	Wabash National Corp.*	27,335
389	WageWorks, Inc.*	6,636
1,759	Watsco, Inc.	132,734
1,680	Watts Water Technologies, Inc., Class A	61,572
2,645	Werner Enterprises, Inc.	58,851
1,054	Wesco Aircraft Holdings, Inc.*	14,693
326	Willis Lease Finance Corp.*	4,036
4,136	Woodward, Inc.	144,470
1,054	XPO Logistics, Inc.*	15,631
1,607	Zipcar, Inc.*	12,695
		10,348,401
	Information Technology — 9.5%

2,799	3D Systems Corp.*	122,344
3,320	Accelrys, Inc.*	25,531
2,378	ACI Worldwide, Inc.*	103,158
2,323	Active Network, Inc. (The)*	26,157
2,948	Actuate Corp.*	20,607
4,594	Acxiom Corp.*	78,374
3,811	ADTRAN, Inc.	77,325

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,376	Advanced Energy Industries, Inc.*	$30,342
1,888	Advent Software, Inc.*	44,859
1,182	Aeroflex Holding Corp.*	8,392
874	Agilysys, Inc.*	7,245
1,028	Alpha & Omega Semiconductor Ltd.*	9,756
162	Ambient Corp.*	850
1,402	American Software, Inc., Class A	11,552
4,416	Amkor Technology, Inc.*	20,711
4,213	ANADIGICS, Inc.*	4,929
831	Anaren, Inc.*	16,379
1,731	Ancestry.com, Inc.*	53,799
2,128	Angie’s List, Inc.*	20,344
1,687	Anixter International, Inc.	101,439
3,713	Applied Micro Circuits Corp.*	18,973
6,761	Arris Group, Inc.*	92,152
6,688	Aruba Networks, Inc.*	131,419
5,597	Aspen Technology, Inc.*	136,455
1,909	ATMI, Inc.*	36,099
362	Audience, Inc.*	6,541
2,662	AuthenTec, Inc.*	21,323
478	AVG Technologies NV*	4,981
3,665	Aviat Networks, Inc.*	8,356
1,786	Avid Technology, Inc.*	16,449
725	Aware, Inc.	4,299
6,437	Axcelis Technologies, Inc.*	6,759
1,933	AXT, Inc.*	6,476
868	Badger Meter, Inc.	29,434
2,763	Bankrate, Inc.*	47,468
621	Bazaarvoice, Inc.*	9,216
634	Bel Fuse, Inc., Class B	12,350
3,448	Benchmark Electronics, Inc.*	55,340
1,047	Black Box Corp.	27,212
2,700	Blackbaud, Inc.	65,826
2,394	Blucora, Inc.*	36,892
2,091	Bottomline Technologies, Inc.*	46,922
354	Brightcove, Inc.*	4,574
4,133	Brightpoint, Inc.*	37,073
1,644	BroadSoft, Inc.*	59,529
3,966	Brooks Automation, Inc.	31,768
1,409	Cabot Microelectronics Corp.	46,877
1,593	CACI International, Inc., Class A*	85,050
1,717	CalAmp Corp.*	13,049
2,348	Calix, Inc.*	12,468
2,073	Callidus Software, Inc.*	9,266
675	Carbonite, Inc.*	5,103
2,639	Cardtronics, Inc.*	74,552
556	Cass Information Systems, Inc.	22,251
2,974	Cavium, Inc.*	96,060
1,388	CEVA, Inc.*	22,375
2,418	Checkpoint Systems, Inc.*	19,320
4,357	CIBER, Inc.*	15,119
5,930	Ciena Corp.*	81,063
3,856	Cirrus Logic, Inc.*	160,680
2,562	Cognex Corp.	92,463
1,416	Coherent, Inc.*	66,679
1,457	Cohu, Inc.	12,822
2,671	CommVault Systems, Inc.*	134,672
914	Computer Task Group, Inc.*	14,624
2,114	comScore, Inc.*	29,850
1,074	Comtech Telecommunications Corp.	30,201
13,101	Comverse Technology, Inc.*	78,606
1,819	Constant Contact, Inc.*	35,561
6,978	Convergys Corp.	108,229
2,012	Cornerstone OnDemand, Inc.*	53,942
1,687	CoStar Group, Inc.*	137,069
2,215	Cray, Inc.*	25,273
2,032	CSG Systems International, Inc.*	43,099
2,037	CTS Corp.	20,064
1,850	Cymer, Inc.*	104,895
2,160	Daktronics, Inc.	20,650
912	Datalink Corp.*	7,615
2,538	DealerTrack Holdings, Inc.*	70,277
1,314	Deltek, Inc.*	17,003
1,792	Demand Media, Inc.*	18,189
391	Demandware, Inc.*	10,166
2,729	Dice Holdings, Inc.*	21,777
1,540	Digi International, Inc.*	15,908
424	Digimarc Corp.	9,218
2,208	Digital River, Inc.*	36,785
2,123	Diodes, Inc.*	39,254
1,308	DSP Group, Inc.*	7,495
1,095	DTS, Inc.*	24,572
6,352	EarthLink, Inc.	42,431
1,691	Ebix, Inc.	40,567
2,271	Echelon Corp.*	7,562
1,122	Electro Rent Corp.	19,209
1,371	Electro Scientific Industries, Inc.	16,808
2,776	Electronics for Imaging, Inc.*	42,889
1,505	Ellie Mae, Inc.*	38,784
5,191	Emulex Corp.*	35,558
8,210	Entegris, Inc.*	72,166
5,263	Entropic Communications, Inc.*	28,578
1,241	Envestnet, Inc.*	14,321
464	Envivio, Inc.*	1,220
291	EPAM Systems, Inc.*	5,092
1,886	EPIQ Systems, Inc.	22,104
237	ePlus, Inc.*	8,070
3,035	Euronet Worldwide, Inc.*	53,902
583	ExactTarget, Inc.*	12,342
2,224	Exar Corp.*	16,925
1,397	ExlService Holdings, Inc.*	36,001
5,631	Extreme Networks*	20,046
1,319	Fabrinet*	15,802
2,051	Fair Isaac Corp.	87,598
1,893	FalconStor Software, Inc.*	3,464
1,012	FARO Technologies, Inc.*	39,923
2,269	FEI Co.	121,868
5,459	Finisar Corp.*	75,007
3,602	First Solar, Inc.*	72,004
2,967	FormFactor, Inc.*	15,102
842	Forrester Research, Inc.	24,654
2,344	FSI International, Inc.*	14,462
3,933	Global Cash Access Holdings, Inc.*	30,166
1,378	Globecomm Systems, Inc.*	16,412
3,233	Glu Mobile, Inc.*	16,327
1,744	GSI Group, Inc.*	15,696
1,232	GSI Technology, Inc.*	5,470
7,078	GT Advanced Technologies, Inc.*	41,052
855	Guidance Software, Inc.*	8,969
1,159	Guidewire Software, Inc.*	33,089
1,470	Hackett Group, Inc. (The)*	5,512
7,032	Harmonic, Inc.*	32,136
2,319	Heartland Payment Systems, Inc.	70,451
1,923	Higher One Holdings, Inc.*	23,711
1,885	Hittite Microwave Corp.*	98,717
1,923	iGATE Corp.*	30,980
1,848	Imation Corp.*	10,552

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,682	Immersion Corp.*	$9,655
582	Imperva, Inc.*	17,629
6,562	Infinera Corp.*	37,272
464	Infoblox, Inc.*	10,111
1,327	Innodata, Inc.*	5,467
1,398	Inphi Corp.*	16,608
2,656	Insight Enterprises, Inc.*	47,702
8,509	Integrated Device Technology, Inc.*	45,268
1,634	Integrated Silicon Solution, Inc.*	16,193
878	Interactive Intelligence Group, Inc.*	25,954
2,653	InterDigital, Inc.	89,539
3,588	Intermec, Inc.*	21,241
828	Intermolecular, Inc.*	6,127
3,173	Internap Network Services Corp.*	22,846
4,138	International Rectifier Corp.*	72,043
7,622	Intersil Corp., Class A	67,302
1,391	Intevac, Inc.*	8,624
2,181	IntraLinks Holdings, Inc.*	11,821
2,177	InvenSense, Inc.*	27,387
3,105	Ipass, Inc.*	5,651
2,522	Ixia*	37,426
1,467	IXYS Corp.*	14,274
2,767	j2 Global, Inc.	81,543
2,545	JDA Software Group, Inc.*	78,386
968	Jive Software, Inc.*	14,607
2,685	Kemet Corp.*	12,512
1,635	Kenexa Corp.*	74,948
626	Key Tronic Corp.*	6,786
939	Keynote Systems, Inc.	12,329
3,286	KIT Digital, Inc.*	10,679
3,997	Kopin Corp.*	13,950
883	KVH Industries, Inc.*	11,973
7,056	Lattice Semiconductor Corp.*	27,448
3,597	Limelight Networks, Inc.*	8,309
3,367	Lionbridge Technologies, Inc.*	11,818
1,409	Liquidity Services, Inc.*	73,818
1,296	Littelfuse, Inc.	66,472
3,291	LivePerson, Inc.*	54,302
1,320	LogMeIn, Inc.*	29,014
657	Loral Space & Communications, Inc.	48,237
2,931	LTX-Credence Corp.*	16,677
363	M/A-COM Technology Solutions Holdings, Inc.*	4,182
1,215	Manhattan Associates, Inc.*	61,455
1,382	Mantech International Corp., Class A	30,957
1,355	Marchex, Inc., Class B	4,593
1,318	Market Leader, Inc.*	6,630
608	Mattersight Corp.*	3,374
3,497	Mattson Technology, Inc.*	3,285
2,030	MAXIMUS, Inc.	110,412
1,324	MaxLinear, Inc., Class A*	7,560
1,742	Maxwell Technologies, Inc.*	13,257
904	Measurement Specialties, Inc.*	29,362
1,106	MeetMe, Inc.*	2,710
13,805	MEMC Electronic Materials, Inc.*	36,997
5,571	Mentor Graphics Corp.*	92,089
1,852	Mercury Computer Systems, Inc.*	18,076
155	Mesa Laboratories, Inc.	7,290
2,214	Methode Electronics, Inc.	20,789
2,904	Micrel, Inc.	28,866
5,314	Microsemi Corp.*	105,802
510	MicroStrategy, Inc., Class A*	64,010
683	Millennial Media, Inc.*	7,875
2,161	Mindspeed Technologies, Inc.*	5,597
2,860	MIPS Technologies, Inc.*	18,990
3,142	MKS Instruments, Inc.	85,180
2,360	ModusLink Global Solutions, Inc.*	7,198
1,283	MoneyGram International, Inc.*	20,464
1,825	Monolithic Power Systems, Inc.*	39,347
2,187	Monotype Imaging Holdings, Inc.*	33,002
7,252	Monster Worldwide, Inc.*	50,546
2,011	MoSys, Inc.*	6,858
2,348	Move, Inc.*	18,267
962	MTS Systems Corp.	48,879
524	Multi-Fineline Electronix, Inc.*	12,838
1,405	Nanometrics, Inc.*	21,398
1,345	Neonode, Inc.*	5,353
1,169	NeoPhotonics Corp.*	6,488
2,272	NETGEAR, Inc.*	83,087
2,196	Netscout Systems, Inc.*	52,155
2,285	Newport Corp.*	28,403
3,855	NIC, Inc.	55,628
599	Numerex Corp., Class A*	6,242
289	NVE Corp.*	16,245
4,368	Oclaro, Inc.*	11,226
4,027	OCZ Technology Group, Inc.*	22,793
3,132	OmniVision Technologies, Inc.*	50,895
1,350	OpenTable, Inc.*	57,308
1,140	Oplink Communications, Inc.*	18,320
893	OPNET Technologies, Inc.	27,879
1,188	OSI Systems, Inc.*	88,031
7,152	Parametric Technology Corp.*	151,980
1,244	Park Electrochemical Corp.	32,319
4,539	Parkervision, Inc.*	10,440
534	PC Connection, Inc.	6,509
1,104	PC-Tel, Inc.	6,955
1,443	PDF Solutions, Inc.*	17,388
1,028	Pegasystems, Inc.	27,787
1,910	Perficient, Inc.*	20,456
1,413	Pericom Semiconductor Corp.*	11,346
792	Pervasive Software, Inc.*	6,589
3,612	Photronics, Inc.*	21,202
2,543	Plantronics, Inc.	90,683
2,092	Plexus Corp.*	62,530
2,676	PLX Technology, Inc.*	15,253
1,697	Power Integrations, Inc.	58,784
4,012	Power-One, Inc.*	24,634
1,252	PRGX Global, Inc.*	10,166
1,152	Procera Networks, Inc.*	24,411
3,759	Progress Software Corp.*	72,286
379	Proofpoint, Inc.*	4,919
1,306	PROS Holdings, Inc.*	22,568
374	QAD, Inc., Class A*	4,581
5,105	QLIK Technologies, Inc.*	107,971
5,828	QLogic Corp.*	70,927
14,014	Quantum Corp.*	22,422
3,349	Quest Software, Inc.*	93,605
2,633	QuickLogic Corp.*	7,056
1,955	QuinStreet, Inc.*	16,754
1,369	Radisys Corp.*	4,997
6,604	Rambus, Inc.*	28,265
2,630	RealD, Inc.*	26,063
1,308	RealNetworks, Inc.*	10,386
2,143	RealPage, Inc.*	54,668
2,137	Responsys, Inc.*	20,494
16,636	RF Micro Devices, Inc.*	62,385

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
769	Richardson Electronics Ltd.	$9,205
1,707	Rofin-Sinar Technologies, Inc.*	37,093
973	Rogers Corp.*	38,716
639	Rosetta Stone, Inc.*	7,355
1,018	Rubicon Technology, Inc.*	8,572
1,922	Rudolph Technologies, Inc.*	17,951
1,782	Saba Software, Inc.*	16,751
4,874	Sanmina-SCI Corp.*	42,111
817	Sapiens International Corp. NV*	3,064
7,368	Sapient Corp.*	74,490
1,649	ScanSource, Inc.*	49,866
1,068	SciQuest, Inc.*	17,996
1,709	Seachange International, Inc.*	13,945
3,919	Semtech Corp.*	96,094
2,969	ServiceSource International, Inc.*	27,493
2,884	ShoreTel, Inc.*	11,536
1,968	Sigma Designs, Inc.*	13,520
1,910	Silicon Graphics International Corp.*	16,311
4,979	Silicon Image, Inc.*	23,551
12,723	Sonus Networks, Inc.*	24,555
1,768	Sourcefire, Inc.*	91,742
2,884	Spansion, Inc., Class A*	32,964
686	Spark Networks, Inc.*	3,876
634	SPS Commerce, Inc.*	22,158
2,026	SS&C Technologies Holdings, Inc.*	44,937
847	Stamps.com, Inc.*	18,753
2,120	STEC, Inc.*	15,709
1,810	STR Holdings, Inc.*	5,774
1,273	Stratasys, Inc.*	82,312
2,378	SunPower Corp.*	10,653
1,742	Super Micro Computer, Inc.*	21,479
617	Supertex, Inc.*	10,668
2,913	Support.com, Inc.*	8,972
1,226	Sycamore Networks, Inc.*	18,120
2,489	Symmetricom, Inc.*	15,332
403	Synacor, Inc.*	3,200
2,014	Synaptics, Inc.*	61,266
1,653	Synchronoss Technologies, Inc.*	38,036
1,572	SYNNEX Corp.*	54,281
923	Syntel, Inc.	53,811
4,677	Take-Two Interactive Software, Inc.*	47,939
1,783	Tangoe, Inc.*	28,885
923	TechTarget, Inc.*	5,187
993	TeleNav, Inc.*	5,998
1,373	TeleTech Holdings, Inc.*	22,668
21,903	Tellabs, Inc.	77,756
992	Telular Corp.	9,493
322	Tessco Technologies, Inc.	6,102
3,104	Tessera Technologies, Inc.	47,398
7,458	TiVo, Inc.*	67,793
1,462	TNS, Inc.*	21,360
427	Travelzoo, Inc.*	9,633
10,080	TriQuint Semiconductor, Inc.*	56,045
3,179	TTM Technologies, Inc.*	33,697
1,801	Tyler Technologies, Inc.*	72,508
626	Ubiquiti Networks, Inc.*	7,525
1,593	Ultimate Software Group, Inc.*	158,010
1,393	Ultra Clean Holdings*	8,191
1,568	Ultratech, Inc.*	51,713
2,621	Unisys Corp.*	55,382
5,419	United Online, Inc.	26,987
2,376	Universal Display Corp.*	95,919
5,190	Unwired Planet, Inc.*	8,875
4,491	ValueClick, Inc.*	73,024
1,686	VASCO Data Security International, Inc.*	15,882
2,324	Veeco Instruments, Inc.*	79,713
1,304	Verint Systems, Inc.*	37,334
2,244	ViaSat, Inc.*	86,843
230	Viasystems Group, Inc.*	3,498
2,510	VirnetX Holding Corp.*	65,285
1,114	Virtusa Corp.*	18,827
736	Vishay Precision Group, Inc.*	9,965
2,044	Vistaprint N.V.*	73,727
1,234	Vocus, Inc.*	23,964
1,517	Volterra Semiconductor Corp.*	36,150
2,097	Web.com Group, Inc.*	34,915
3,030	WebMD Health Corp.*	45,268
2,226	Websense, Inc.*	34,236
2,907	Westell Technologies, Inc., Class A*	6,221
2,324	Wright Express Corp.*	153,012
1,566	XO Group, Inc.*	12,434
505	Yelp, Inc.*	11,110
3,646	Zix Corp.*	9,370
975	Zygo Corp.*	18,886
		12,128,730
	Materials — 2.6%

1,765	A. Schulman, Inc.	42,872
999	A.M. Castle & Co.*	13,017
538	ADA-ES, Inc.*	12,616
249	AEP Industries, Inc.*	12,537
6,613	AK Steel Holding Corp.	34,520
1,509	AMCOL International Corp.	45,376
1,665	American Vanguard Corp.	48,984
1,194	Arabian American Development Co.*	11,510
1,750	Balchem Corp.	63,840
6,010	Boise, Inc.	45,255
2,357	Buckeye Technologies, Inc.	71,464
3,405	Calgon Carbon Corp.*	46,478
3,079	Century Aluminum Co.*	19,182
382	Chase Corp.	6,215
5,901	Chemtura Corp.*	97,544
1,398	Clearwater Paper Corp.*	52,733
5,376	Coeur d’Alene Mines Corp.*	123,594
652	Deltic Timber Corp.	39,994
2,708	Eagle Materials, Inc.	115,496
5,178	Ferro Corp.*	16,984
2,959	Flotek Industries, Inc.*	35,005
1,154	FutureFuel Corp.	11,909
4,010	General Moly, Inc.*	10,867
2,048	Georgia Gulf Corp.	81,183
3,676	Globe Specialty Metals, Inc.	53,633
3,130	Gold Reserve, Inc.*	12,176
1,785	Gold Resource Corp.	33,844
1,713	Golden Minerals Co.*	9,165
15,483	Golden Star Resources Ltd.*	21,831
10,017	Graphic Packaging Holding Co.*	55,995
481	GSE Holding, Inc.*	3,944
2,984	H.B. Fuller Co.	90,743
322	Handy & Harman Ltd.*	4,518
548	Hawkins, Inc.	21,164
735	Haynes International, Inc.	35,831
3,654	Headwaters, Inc.*	24,299
17,064	Hecla Mining Co.	92,316

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,620	Horsehead Holding Corp.*	$23,161
1,304	Innophos Holdings, Inc.	61,666
1,380	Innospec, Inc.*	43,415
1,154	Kaiser Aluminum Corp.	64,451
2,416	KapStone Paper and Packaging Corp.*	48,392
467	KMG Chemicals, Inc.	8,560
1,241	Koppers Holdings, Inc.	40,221
1,928	Kraton Performance Polymers, Inc.*	41,356
1,528	Landec Corp.*	14,974
8,225	Louisiana-Pacific Corp.*	110,380
1,122	LSB Industries, Inc.*	42,299
1,221	Materion Corp.	25,934
11,794	McEwen Mining, Inc.*	46,704
696	Metals USA Holdings Corp.*	9,598
7,645	Midway Gold Corp.*	10,474
1,062	Minerals Technologies, Inc.	72,014
2,005	Myers Industries, Inc.	29,674
946	Neenah Paper, Inc.	26,403
1,993	Noranda Aluminum Holding Corp.	11,878
4,790	Olin Corp.	102,650
545	Olympic Steel, Inc.	8,589
1,937	OM Group, Inc.*	35,718
2,763	Omnova Solutions, Inc.*	21,524
2,558	P. H. Glatfelter Co.	42,974
7,810	Paramount Gold and Silver Corp.*	19,369
5,359	PolyOne Corp.	84,565
775	Quaker Chemical Corp.	36,464
4,845	Resolute Forest Products*	60,902
1,525	Revett Minerals, Inc.*	4,728
1,813	RTI International Metals, Inc.*	39,324
1,510	Schnitzer Steel Industries, Inc., Class A	41,706
1,867	Schweitzer-Mauduit International, Inc.	60,267
2,986	Sensient Technologies Corp.	107,048
1,842	Spartech Corp.*	9,321
502	Stepan Co.	47,951
6,923	Stillwater Mining Co.*	72,899
4,188	SunCoke Energy, Inc.*	66,254
1,350	Texas Industries, Inc.*	52,596
774	TPC Group, Inc.*	31,757
1,445	Tredegar Corp.	23,380
703	U.S. Silica Holdings, Inc.*	8,366
329	UFP Technologies, Inc.*	5,560
104	United States Lime & Minerals, Inc.*	4,576
410	Universal Stainless & Alloy*	14,719
3,215	US Antimony Corp.*	8,359
3,480	Vista Gold Corp.*	10,718
2,636	Wausau Paper Corp.	23,671
3,125	Worthington Industries, Inc.	65,312
1,327	Zep, Inc.	19,202
1,646	Zoltek Cos., Inc.*	14,040
		3,394,697
	Telecommunication Services — 0.4%

4,229	8x8, Inc.*	25,036
538	Atlantic Tele-Network, Inc.	20,272
945	Boingo Wireless, Inc.*	6,908
1,623	Cbeyond, Inc.*	13,146
11,795	Cincinnati Bell, Inc.*	55,318
2,801	Cogent Communications Group, Inc.	54,900
2,394	Consolidated Communications Holdings, Inc.	38,974
1,236	Fairpoint Communications, Inc.*	8,071
2,206	General Communication, Inc., Class A*	19,457
613	Hawaiian Telcom Holdco, Inc.*	10,525
806	HickoryTech Corp.	8,439
905	IDT Corp., Class B	9,095
1,863	inContact, Inc.*	10,619
2,973	Iridium Communications, Inc.*	22,030
3,221	Leap Wireless International, Inc.*	17,619
909	Lumos Networks Corp.	7,890
903	magicJack VocalTec Ltd.*	22,277
1,680	Neutral Tandem, Inc.*	18,480
887	NTELOS Holdings Corp.	15,230
2,138	ORBCOMM, Inc.*	7,526
2,994	Premiere Global Services, Inc.*	27,724
727	Primus Telecommunications Group, Inc.	10,425
1,426	Shenandoah Telecommunications Co.	21,932
2,840	Towerstream Corp.*	12,184
1,324	USA Mobility, Inc.	15,107
9,518	Vonage Holdings Corp.*	20,368
		499,552
	Utilities — 2.0%

2,281	ALLETE, Inc.	94,798
1,456	American DG Energy, Inc.*	2,912
1,128	American States Water Co.	49,158
447	Artesian Resources Corp., Class A	9,897
6,799	Atlantic Power Corp.	95,934
3,509	Avista Corp.	89,129
2,637	Black Hills Corp.	90,185
777	Cadiz, Inc.*	6,340
2,506	California Water Service Group	45,835
892	CH Energy Group, Inc.	58,123
573	Chesapeake Utilities Corp.	26,834
3,644	Cleco Corp.	149,149
518	Connecticut Water Service, Inc.	15,980
872	Consolidated Water Co., Ltd.	7,116
406	Delta Natural Gas Co., Inc.	7,998
2,395	El Paso Electric Co.	79,251
2,521	Empire District Electric Co. (The)	53,218
905	Genie Energy Ltd., Class B	6,426
46,225	GenOn Energy, Inc.*	116,949
2,996	IDACORP, Inc.	124,184
1,345	Laclede Group, Inc. (The)	56,826
1,382	MGE Energy, Inc.	68,326
940	Middlesex Water Co.	17,625
2,485	New Jersey Resources Corp.	111,353
1,603	Northwest Natural Gas Co.	78,820
2,176	NorthWestern Corp.	79,642
1,062	Ormat Technologies, Inc.	20,167
2,163	Otter Tail Corp.	48,970
4,288	Piedmont Natural Gas Co., Inc.	133,914
4,764	PNM Resources, Inc.	97,995
4,516	Portland General Electric Co.	121,209
842	SJW Corp.	19,686
1,818	South Jersey Industries, Inc.	92,027
2,758	Southwest Gas Corp.	117,905
3,029	UIL Holdings Corp.	106,560
822	Unitil Corp.	21,701
2,408	UNS Energy Corp.	96,465
3,082	WGL Holdings, Inc.	120,321

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
767	York Water Co.	$13,553
		2,552,481

	Total Common Stocks (Cost $66,863,081)	69,824,474

	Investment Company (a) — 0.0%‡
	Financials — 0.0%‡

512	Firsthand Technology Value Fund, Inc.*	8,217

	Total Investment Company (Cost $9,068)	8,217

No. of Rights
	Rights — 0.0%‡
795	Hampton Roads Bankshares, Inc., expiring 09/05/12 at $0.70*^	4,058
	Total Rights (Cost $5,973)	4,058

No. of Warrants
	Warrants — 0.0%
1,514	Magnum Hunter Resources Corp., expiring 10/14/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) — 13.7%
	Federal Home Loan Bank
$8,564,770	0.00%, due 09/04/12	8,564,770
	U.S. Treasury Bills
7,008,000	0.00%, due 09/27/12	7,007,555
1,942,000	0.00%, due 11/23/12	1,941,503
	Total U.S. Government & Agency Securities (Cost $17,513,828)	17,513,828

	Repurchase Agreements (a)(b) — 21.1%
26,985,423	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $26,985,953	26,985,423
	Total Repurchase Agreements (Cost $26,985,423)	26,985,423

	Total Investment Securities (Cost $111,377,373) — 89.4%	114,336,000
	Other assets less liabilities — 10.6%	13,589,449
	Net Assets — 100.0%	$127,925,449

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2012, the value of these securities amounted to $4,058 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $28,964,280.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                     Real Estate Investment Trust

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,390,464
Aggregate gross unrealized depreciation	(2,495,342)
Net unrealized appreciation	$2,895,122
Federal income tax cost of investments	$111,440,878

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	139	09/21/12	$11,270,120	$336,722

Cash collateral in the amount of $850,000 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$7,211,322	$272,097

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	47,593,626	1,789,339

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	13,210,995	306,481

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	14,717,083	274,577

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	12,012,156	315,909

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	22,333,342	1,713,503

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	57,682,881	5,300,368

		$9,972,274

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ®

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 67.8%
	Consumer Discretionary — 10.5%

20,660	Amazon.com, Inc.*	$5,128,432
5,511	Apollo Group, Inc., Class A*	147,970
10,661	Bed Bath & Beyond, Inc.*	716,099
96,744	Comcast Corp., Class A	3,243,826
30,036	DIRECTV*	1,564,575
10,637	Dollar Tree, Inc.*	512,384
5,241	Expedia, Inc.	269,178
2,840	Fossil, Inc.*	241,258
9,542	Garmin Ltd.	385,020
24,288	Liberty Interactive Corp., Class A*	443,013
3	Liberty Ventures*	156
15,618	Mattel, Inc.	548,817
2,546	Netflix, Inc.*	152,047
74,429	News Corp., Class A	1,740,894
5,782	O’Reilly Automotive, Inc.*	491,181
2,283	priceline.com, Inc.*	1,380,233
10,389	Ross Stores, Inc.	718,815
4,881	Sears Holdings Corp.*	257,473
174,304	Sirius XM Radio, Inc.*	440,989
31,604	Staples, Inc.	345,116
34,783	Starbucks Corp.	1,725,585
21,847	Viacom, Inc., Class B	1,092,568
12,738	Virgin Media, Inc.	351,187
4,609	Wynn Resorts Ltd.	475,511
		22,372,327
	Consumer Staples — 3.2%

19,867	Costco Wholesale Corp.	1,944,383
7,124	Green Mountain Coffee Roasters, Inc.*	173,184
81,260	Kraft Foods, Inc., Class A	3,374,728
8,080	Monster Beverage Corp.*	476,154
8,418	Whole Foods Market, Inc.	814,442
		6,782,891
	Health Care — 7.2%

8,809	Alexion Pharmaceuticals, Inc.*	944,413
35,663	Amgen, Inc.	2,992,839
10,986	Biogen Idec, Inc.*	1,610,438
20,200	Celgene Corp.*	1,455,208
7,817	Cerner Corp.*	571,735
6,500	DENTSPLY International, Inc.	235,755
36,937	Express Scripts Holding Co.*	2,312,995
34,729	Gilead Sciences, Inc.*	2,003,516
4,121	Henry Schein, Inc.*	316,534
1,821	Intuitive Surgical, Inc.*	895,550
8,189	Life Technologies Corp.*	390,697
19,656	Mylan, Inc.*	463,292
4,284	Perrigo Co.	471,111
9,679	Vertex Pharmaceuticals, Inc.*	516,181
11,484	Warner Chilcott plc, Class A	156,412
		15,336,676
	Industrials — 1.1%

7,457	C.H. Robinson Worldwide, Inc.	422,141
9,740	Expeditors International of Washington, Inc.	356,581
13,577	Fastenal Co.	585,033
16,357	PACCAR, Inc.	652,808
3,902	Stericycle, Inc.*	357,111
		2,373,674
	Information Technology — 44.9%

50,980	Activision Blizzard, Inc.	599,525
22,751	Adobe Systems, Inc.*	711,424
8,217	Akamai Technologies, Inc.*	308,220
14,795	Altera Corp.	552,297
42,874	Apple, Inc.	28,521,500
58,776	Applied Materials, Inc.	687,091
10,533	Autodesk, Inc.*	327,050
22,428	Automatic Data Processing, Inc.	1,302,618
11,185	Avago Technologies Ltd.	409,035
12,574	Baidu, Inc. (ADR)*	1,401,247
7,387	BMC Software, Inc.*	305,822
22,837	Broadcom Corp., Class A*	811,399
21,638	CA, Inc.	563,237
9,506	Check Point Software Technologies Ltd.*	438,132
245,651	Cisco Systems, Inc.	4,687,021
8,538	Citrix Systems, Inc.*	663,317
13,963	Cognizant Technology Solutions Corp., Class A*	897,542
80,205	Dell, Inc.*	849,371
59,212	eBay, Inc.*	2,810,794
14,576	Electronic Arts, Inc.*	194,298
3,641	F5 Networks, Inc.*	354,961
6,259	Fiserv, Inc.*	446,329
30,965	Flextronics International Ltd.*	208,394
11,922	Google, Inc., Class A*	8,167,643
3,548	Infosys Ltd. (ADR)	150,896
230,707	Intel Corp.	5,728,455
13,467	Intuit, Inc.	788,358
7,673	KLA-Tencor Corp.	393,702
5,515	Lam Research Corp.*	188,227
10,557	Linear Technology Corp.	348,645
26,279	Marvell Technology Group Ltd.	267,520
13,400	Maxim Integrated Products, Inc.	363,676
8,877	Microchip Technology, Inc.	308,476
45,381	Micron Technology, Inc.*	281,816
385,239	Microsoft Corp.	11,873,066
16,646	NetApp, Inc.*	574,620
14,062	Nuance Communications, Inc.*	335,379
28,377	NVIDIA Corp.*	398,129
228,144	Oracle Corp.	7,220,758
16,625	Paychex, Inc.	552,947
78,612	QUALCOMM, Inc.	4,831,493
23,637	Research In Motion Ltd.*	158,131
11,174	SanDisk Corp.*	460,592
19,500	Seagate Technology plc	624,195
33,051	Symantec Corp.*	589,299
52,477	Texas Instruments, Inc.	1,523,932
7,245	VeriSign, Inc.*	345,442
12,102	Xilinx, Inc.	410,379
55,886	Yahoo!, Inc.*	818,730
		95,755,130
	Materials — 0.3%

2,419	Randgold Resources Ltd. (ADR)	249,085
5,544	Sigma-Aldrich Corp.	393,790
		642,875
	Telecommunication Services — 0.6%

42,057	Vodafone Group plc (ADR)	1,216,289

	Total Common Stocks (Cost $140,390,261)	144,479,862

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.4%
	Federal Home Loan Bank
$915,152	0.00%, due 09/04/12	$915,152
	Total U.S. Government & Agency Security (Cost $915,152)	915,152

	Repurchase Agreements (a)(b) — 2.4%
5,008,205	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $5,008,303	5,008,205
	Total Repurchase Agreements (Cost $5,008,205)	5,008,205

	Total Investment Securities (Cost $146,313,618) — 70.6%	150,403,219
	Other assets less liabilities — 29.4%	62,652,005
	Net Assets — 100.0%	$213,055,224

*                 Non-income producing security.

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $99,779,267.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR       American Depositary Receipt

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,873,155
Aggregate gross unrealized depreciation	(5,840,498)
Net unrealized appreciation	$1,032,657
Federal income tax cost of investments	$149,370,562

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	664	09/21/12	$36,815,480	$1,600,220

Cash collateral in the amount of $1,292,760 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$26,218,847	$3,669,016

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	118,124,694	13,684,147

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	73,607,580	3,578,560

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	34,363,502	4,282,646

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	28,722,419	2,212,735

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	55,532,743	8,662,165

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	121,346,943	20,396,986

		$56,486,255

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 49.6%
	Consumer Discretionary — 5.8%

13,558	Home Depot, Inc. (The)	$769,417
13,558	McDonald’s Corp.	1,213,305
13,558	Walt Disney Co. (The)	670,714
		2,653,436
	Consumer Staples — 6.4%

13,558	Coca-Cola Co. (The)	507,069
13,558	Kraft Foods, Inc., Class A	563,064
13,558	Procter & Gamble Co. (The)	910,962
13,558	Wal-Mart Stores, Inc.	984,311
		2,965,406
	Energy — 5.9%

13,558	Chevron Corp.	1,520,665
13,558	Exxon Mobil Corp.	1,183,614
		2,704,279
	Financials — 4.9%

13,558	American Express Co.	790,431
13,558	Bank of America Corp.	108,329
13,558	JPMorgan Chase & Co.	503,544
13,558	Travelers Cos., Inc. (The)	877,745
		2,280,049
	Health Care — 3.9%

13,558	Johnson & Johnson	914,216
13,558	Merck & Co., Inc.	583,672
13,558	Pfizer, Inc.	323,494
		1,821,382
	Industrials — 10.3%

13,558	3M Co.	1,255,471
13,558	Boeing Co. (The)	968,041
13,558	Caterpillar, Inc.	1,156,904
13,558	General Electric Co.	280,786
13,558	United Technologies Corp.	1,082,606
		4,743,808
	Information Technology — 8.4%

13,558	Cisco Systems, Inc.	258,687
13,558	Hewlett-Packard Co.	228,859
13,558	Intel Corp.	336,645
13,558	International Business Machines Corp.	2,641,776
13,558	Microsoft Corp.	417,858
		3,883,825
	Materials — 1.7%

13,558	Alcoa, Inc.	116,056
13,558	E.I. du Pont de Nemours & Co.	674,511
		790,567
	Telecommunication Services — 2.3%

13,558	AT&T, Inc.	496,765
13,558	Verizon Communications, Inc.	582,180
		1,078,945

	Total Common Stocks (Cost $22,560,952)	22,921,697

Principal Amount
	U.S. Government & Agency Security (a) — 4.1%
	Federal Home Loan Bank
$1,880,884	0.00%, due 09/04/12	1,880,884
	Total U.S. Government & Agency Security (Cost $1,880,884)	1,880,884

	Repurchase Agreements (a)(b) — 26.8%
12,369,094	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $12,369,337	12,369,094
	Total Repurchase Agreements (Cost $12,369,094)	12,369,094

	Total Investment Securities (Cost $36,810,930) — 80.5%	37,171,675
	Other assets less liabilities — 19.5%	8,987,543
	Net Assets — 100.0%	$46,159,218

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $19,243,166.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$871,079
Aggregate gross unrealized depreciation	(510,334)
Net unrealized appreciation	$360,745
Federal income tax cost of investments	$36,810,930

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	147	09/21/12	$9,618,945	$265,845

Cash collateral in the amount of $376,420 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$3,356,444	$254,951

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	5,334,610	200,883

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	17,886,930	180,649

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	1,087,311	329,597

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones Industrial AverageSM Index	3,356,714	192,100

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	10,304,709	741,463

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	64,645,432	5,817,467

		$7,717,110

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 27.2%
	Consumer Discretionary — 3.0%

325	Abercrombie & Fitch Co., Class A	$11,697
1,398	Amazon.com, Inc.*	347,026
476	Apollo Group, Inc., Class A*	12,781
161	AutoNation, Inc.*	6,472
97	AutoZone, Inc.*	35,079
905	Bed Bath & Beyond, Inc.*	60,789
1,071	Best Buy Co., Inc.	19,000
253	Big Lots, Inc.*	7,701
440	BorgWarner, Inc.*	30,263
817	Cablevision Systems Corp., Class A	12,214
877	CarMax, Inc.*	26,827
1,743	Carnival Corp.	60,447
2,511	CBS Corp. (Non-Voting), Class B	91,250
118	Chipotle Mexican Grill, Inc.*	34,060
1,111	Coach, Inc.	64,582
10,418	Comcast Corp., Class A	349,316
1,081	D.R. Horton, Inc.	20,528
506	Darden Restaurants, Inc.	26,287
223	DeVry, Inc.	4,306
2,537	DIRECTV*	132,152
980	Discovery Communications, Inc., Class A*	53,743
897	Dollar Tree, Inc.*	43,209
329	Expedia, Inc.	16,897
447	Family Dollar Stores, Inc.	28,447
14,740	Ford Motor Co.	137,672
197	Fossil, Inc.*	16,735
500	GameStop Corp., Class A	9,540
905	Gannett Co., Inc.	13,810
1,291	Gap, Inc. (The)	46,244
596	Genuine Parts Co.	37,643
947	Goodyear Tire & Rubber Co. (The)*	11,553
1,061	H&R Block, Inc.	17,570
889	Harley-Davidson, Inc.	37,302
266	Harman International Industries, Inc.	12,244
446	Hasbro, Inc.	16,729
5,918	Home Depot, Inc. (The)	335,847
1,210	International Game Technology	14,871
1,703	Interpublic Group of Cos., Inc. (The)	18,120
561	J.C. Penney Co., Inc.	14,631
2,626	Johnson Controls, Inc.	71,453
927	Kohl’s Corp.	48,389
536	Leggett & Platt, Inc.	12,725
628	Lennar Corp., Class A	20,366
935	Limited Brands, Inc.	45,441
4,552	Lowe’s Cos., Inc.	129,641
1,602	Macy’s, Inc.	64,577
1,024	Marriott International, Inc., Class A	38,584
1,317	Mattel, Inc.	46,279
3,920	McDonald’s Corp.	350,801
1,083	McGraw-Hill Cos., Inc. (The)	55,450
214	Netflix, Inc.*	12,780
1,123	Newell Rubbermaid, Inc.	20,135
8,133	News Corp., Class A	190,231
1,423	NIKE, Inc., Class B	138,543
621	Nordstrom, Inc.	35,912
1,052	Omnicom Group, Inc.	54,041
504	O’Reilly Automotive, Inc.*	42,815
191	priceline.com, Inc.*	115,473
1,307	PulteGroup, Inc.*	17,880
244	Ralph Lauren Corp.	38,711
871	Ross Stores, Inc.	60,264
357	Scripps Networks Interactive, Inc., Class A	21,099
148	Sears Holdings Corp.*	7,807
2,666	Staples, Inc.	29,113
2,923	Starbucks Corp.	145,010
765	Starwood Hotels & Resorts Worldwide, Inc.	42,174
2,561	Target Corp.	164,135
484	Tiffany & Co.	29,984
1,200	Time Warner Cable, Inc.	106,584
3,709	Time Warner, Inc.	154,109
2,859	TJX Cos., Inc.	130,914
340	TripAdvisor, Inc.*	11,370
431	Urban Outfitters, Inc.*	16,180
334	VF Corp.	50,995
2,038	Viacom, Inc., Class B	101,920
6,902	Walt Disney Co. (The)	341,442
12	Washington Post Co. (The), Class B	4,230
291	Whirlpool Corp.	21,959
563	Wyndham Worldwide Corp.	29,355
312	Wynn Resorts Ltd.	32,189
1,785	Yum! Brands, Inc.	113,740
		5,400,384
	Consumer Staples — 3.0%

7,854	Altria Group, Inc.	266,722
2,536	Archer-Daniels-Midland Co.	67,838
1,676	Avon Products, Inc.	25,894
616	Beam, Inc.	35,950
577	Brown-Forman Corp., Class B	36,986
682	Campbell Soup Co.	23,966
499	Clorox Co. (The)	36,302
17,433	Coca-Cola Co. (The)	651,994
1,152	Coca-Cola Enterprises, Inc.	34,019
1,836	Colgate-Palmolive Co.	195,185
1,604	ConAgra Foods, Inc.	40,276
585	Constellation Brands, Inc., Class A*	19,270
1,675	Costco Wholesale Corp.	163,932
4,950	CVS Caremark Corp.	225,473
724	Dean Foods Co.*	11,888
821	Dr. Pepper Snapple Group, Inc.	36,789
870	Estee Lauder Cos., Inc. (The), Class A	52,157
2,500	General Mills, Inc.	98,325
1,238	H. J. Heinz Co.	68,981
576	Hershey Co. (The)	41,368
525	Hormel Foods Corp.	15,078
431	J.M. Smucker Co. (The)	36,622
951	Kellogg Co.	48,168
1,523	Kimberly-Clark Corp.	127,323
6,842	Kraft Foods, Inc., Class A	284,148
2,169	Kroger Co. (The)	48,325
503	Lorillard, Inc.	63,132
511	McCormick & Co., Inc. (Non-Voting)	31,396
788	Mead Johnson Nutrition Co.	57,784
610	Molson Coors Brewing Co., Class B	27,169
595	Monster Beverage Corp.*	35,063
6,045	PepsiCo, Inc.	437,839
6,579	Philip Morris International, Inc.	587,505

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10,597	Procter & Gamble Co. (The)	$712,012
1,287	Reynolds American, Inc.	59,331
927	Safeway, Inc.	14,508
2,266	Sysco Corp.	68,660
1,121	Tyson Foods, Inc., Class A	17,555
3,344	Walgreen Co.	119,581
6,670	Wal-Mart Stores, Inc.	484,242
634	Whole Foods Market, Inc.	61,340
		5,470,096
	Energy — 3.0%

858	Alpha Natural Resources, Inc.*	5,097
1,927	Anadarko Petroleum Corp.	133,483
1,504	Apache Corp.	128,968
1,698	Baker Hughes, Inc.	77,429
809	Cabot Oil & Gas Corp.	33,501
954	Cameron International Corp.*	52,193
2,550	Chesapeake Energy Corp.	49,342
7,626	Chevron Corp.	855,332
4,886	ConocoPhillips	277,476
873	CONSOL Energy, Inc.	26,365
1,501	Denbury Resources, Inc.*	23,250
1,567	Devon Energy Corp.	90,620
276	Diamond Offshore Drilling, Inc.	18,498
887	Ensco plc, Class A	50,887
1,046	EOG Resources, Inc.	113,282
573	EQT Corp.	30,919
18,064	Exxon Mobil Corp.	1,576,987
934	FMC Technologies, Inc.*	43,749
3,566	Halliburton Co.	116,822
411	Helmerich & Payne, Inc.	18,758
1,177	Hess Corp.	59,474
1,800	Kinder Morgan, Inc.	64,386
2,726	Marathon Oil Corp.	75,837
1,319	Marathon Petroleum Corp.	68,258
757	Murphy Oil Corp.	38,857
1,120	Nabors Industries Ltd.*	16,542
1,652	National Oilwell Varco, Inc.	130,178
526	Newfield Exploration Co.*	17,163
977	Noble Corp.*	37,263
694	Noble Energy, Inc.	61,003
3,142	Occidental Petroleum Corp.	267,101
1,056	Peabody Energy Corp.	22,841
2,412	Phillips 66	101,304
472	Pioneer Natural Resources Co.	45,954
682	QEP Resources, Inc.	19,567
623	Range Resources Corp.	40,613
477	Rowan Cos. plc, Class A*	16,781
5,148	Schlumberger Ltd.	372,612
1,342	Southwestern Energy Co.*	41,776
2,518	Spectra Energy Corp.	71,159
415	Sunoco, Inc.	19,584
538	Tesoro Corp.	21,380
2,135	Valero Energy Corp.	66,740
2,417	Williams Cos., Inc. (The)	77,997
764	WPX Energy, Inc.*	11,918
		5,489,246
	Financials — 3.9%

1,314	ACE Ltd.	96,881
1,803	Aflac, Inc.	83,263
1,906	Allstate Corp. (The)	71,056
3,869	American Express Co.	225,563
2,831	American International Group, Inc.*	97,188
1,524	American Tower Corp. (REIT)	107,290
846	Ameriprise Financial, Inc.	46,454
1,266	Aon plc	65,781
425	Apartment Investment & Management Co., Class A (REIT)	11,254
345	Assurant, Inc.	12,161
371	AvalonBay Communities, Inc. (REIT)	52,504
41,626	Bank of America Corp.	332,592
4,619	Bank of New York Mellon Corp. (The)	104,112
2,704	BB&T Corp.	85,284
6,799	Berkshire Hathaway, Inc., Class B*	573,428
496	BlackRock, Inc.	87,480
577	Boston Properties, Inc. (REIT)	64,699
2,233	Capital One Financial Corp.	126,231
1,269	CBRE Group, Inc., Class A*	21,966
4,181	Charles Schwab Corp. (The)	56,402
1,041	Chubb Corp. (The)	76,919
623	Cincinnati Financial Corp.	24,085
11,331	Citigroup, Inc.	336,644
1,301	CME Group, Inc.	71,425
766	Comerica, Inc.	23,524
2,050	Discover Financial Services	79,396
986	E*TRADE Financial Corp.*	8,450
1,161	Equity Residential (REIT)	70,124
357	Federated Investors, Inc., Class B	7,576
3,546	Fifth Third Bancorp	53,686
981	First Horizon National Corp.	8,790
555	Franklin Resources, Inc.	65,157
1,908	Genworth Financial, Inc., Class A*	10,093
1,895	Goldman Sachs Group, Inc. (The)	200,339
1,709	Hartford Financial Services Group, Inc.	30,642
1,628	HCP, Inc. (REIT)	74,660
872	Health Care REIT, Inc. (REIT)	50,960
2,765	Host Hotels & Resorts, Inc. (REIT)	42,304
2,042	Hudson City Bancorp, Inc.	14,682
3,332	Huntington Bancshares, Inc./OH	21,991
290	IntercontinentalExchange, Inc.*	39,643
1,739	Invesco Ltd.	41,180
14,706	JPMorgan Chase & Co.	546,181
3,676	KeyCorp	30,989
1,571	Kimco Realty Corp. (REIT)	31,923
487	Legg Mason, Inc.	11,970
761	Leucadia National Corp.	16,270
1,105	Lincoln National Corp.	25,658
1,191	Loews Corp.	48,414
489	M&T Bank Corp.	42,494
2,103	Marsh & McLennan Cos., Inc.	71,859
4,101	MetLife, Inc.	139,967
756	Moody’s Corp.	29,938
5,883	Morgan Stanley	88,245
481	NASDAQ OMX Group, Inc. (The)	11,000
929	Northern Trust Corp.	43,143
983	NYSE Euronext	24,624
1,372	People’s United Financial, Inc.	16,423
623	Plum Creek Timber Co., Inc. (REIT)	25,499
2,042	PNC Financial Services Group, Inc.	126,931
1,156	Principal Financial Group, Inc.	31,721
2,345	Progressive Corp. (The)	45,798
1,783	Prologis, Inc. (REIT)	60,925
1,807	Prudential Financial, Inc.	98,500
542	Public Storage (REIT)	78,894

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,461	Regions Financial Corp.	$38,009
1,163	Simon Property Group, Inc. (REIT)	184,568
1,887	SLM Corp.	29,720
1,889	State Street Corp.	78,582
2,079	SunTrust Banks, Inc.	52,328
982	T. Rowe Price Group, Inc.	60,334
383	Torchmark Corp.	19,602
1,512	Travelers Cos., Inc. (The)	97,887
7,309	U.S. Bancorp	244,194
1,113	Unum Group	21,715
1,126	Ventas, Inc. (REIT)	73,742
715	Vornado Realty Trust (REIT)	58,037
20,527	Wells Fargo & Co.	698,534
2,081	Weyerhaeuser Co. (REIT)	51,838
1,207	XL Group plc	27,906
720	Zions Bancorp.	13,860
		7,072,081
	Health Care — 3.2%

6,085	Abbott Laboratories	398,811
1,349	Aetna, Inc.	51,815
1,350	Agilent Technologies, Inc.	50,166
742	Alexion Pharmaceuticals, Inc.*	79,550
1,194	Allergan, Inc.	102,839
969	AmerisourceBergen Corp.	37,326
3,003	Amgen, Inc.	252,012
2,139	Baxter International, Inc.	125,517
787	Becton, Dickinson and Co.	59,796
923	Biogen Idec, Inc.*	135,303
5,524	Boston Scientific Corp.*	29,830
6,528	Bristol-Myers Squibb Co.	215,489
318	C.R. Bard, Inc.	31,199
1,329	Cardinal Health, Inc.	52,562
852	CareFusion Corp.*	22,382
1,701	Celgene Corp.*	122,540
563	Cerner Corp.*	41,178
1,114	Cigna Corp.	50,988
573	Coventry Health Care, Inc.	23,854
1,867	Covidien plc	104,645
365	DaVita, Inc.*	35,504
552	DENTSPLY International, Inc.	20,021
440	Edwards Lifesciences Corp.*	44,928
3,949	Eli Lilly & Co.	177,350
3,108	Express Scripts Holding Co.*	194,623
1,026	Forest Laboratories, Inc.*	35,592
2,924	Gilead Sciences, Inc.*	168,686
633	Hospira, Inc.*	21,256
631	Humana, Inc.	44,220
154	Intuitive Surgical, Inc.*	75,736
10,622	Johnson & Johnson	716,241
372	Laboratory Corp. of America Holdings*	32,717
684	Life Technologies Corp.*	32,634
914	McKesson Corp.	79,619
4,024	Medtronic, Inc.	163,616
11,753	Merck & Co., Inc.	505,967
1,713	Mylan, Inc.*	40,375
342	Patterson Cos., Inc.	11,618
438	PerkinElmer, Inc.	11,957
356	Perrigo Co.	39,149
28,934	Pfizer, Inc.	690,365
605	Quest Diagnostics, Inc.	36,584
1,216	St. Jude Medical, Inc.	45,916
1,246	Stryker Corp.	66,362
1,604	Tenet Healthcare Corp.*	8,325
1,431	Thermo Fisher Scientific, Inc.	82,068
4,011	UnitedHealth Group, Inc.	217,797
431	Varian Medical Systems, Inc.*	25,338
343	Waters Corp.*	27,505
491	Watson Pharmaceuticals, Inc.*	39,943
1,275	WellPoint, Inc.	76,334
676	Zimmer Holdings, Inc.	41,763
		5,797,911
	Industrials — 2.8%

2,683	3M Co.	248,446
405	Avery Dennison Corp.	12,648
2,894	Boeing Co. (The)	206,632
627	C.H. Robinson Worldwide, Inc.	35,495
2,513	Caterpillar, Inc.	214,434
420	Cintas Corp.	16,976
609	Cooper Industries plc	44,548
4,017	CSX Corp.	90,222
743	Cummins, Inc.	72,153
2,223	Danaher Corp.	119,086
1,537	Deere & Co.	115,444
713	Dover Corp.	41,219
194	Dun & Bradstreet Corp. (The)	15,704
1,308	Eaton Corp.	58,494
2,838	Emerson Electric Co.	143,943
458	Equifax, Inc.	20,967
821	Expeditors International of Washington, Inc.	30,057
1,151	Fastenal Co.	49,597
1,219	FedEx Corp.	106,821
218	Flowserve Corp.	27,830
646	Fluor Corp.	33,269
1,400	General Dynamics Corp.	91,714
40,939	General Electric Co.	847,847
3,014	Honeywell International, Inc.	176,168
1,837	Illinois Tool Works, Inc.	108,916
1,159	Ingersoll-Rand plc	54,195
665	Iron Mountain, Inc.	21,812
503	Jacobs Engineering Group, Inc.*	19,889
414	Joy Global, Inc.	22,099
381	L-3 Communications Holdings, Inc.	26,761
1,037	Lockheed Martin Corp.	94,512
1,383	Masco Corp.	19,583
1,259	Norfolk Southern Corp.	91,227
972	Northrop Grumman Corp.	65,017
1,384	PACCAR, Inc.	55,235
459	Pall Corp.	25,479
587	Parker Hannifin Corp.	46,948
769	Pitney Bowes, Inc.	10,274
570	Precision Castparts Corp.	91,816
822	Quanta Services, Inc.*	19,728
697	R.R. Donnelley & Sons Co.	7,653
1,285	Raytheon Co.	72,628
1,218	Republic Services, Inc.	33,678
551	Robert Half International, Inc.	14,491
550	Rockwell Automation, Inc.	39,633
566	Rockwell Collins, Inc.	27,660
381	Roper Industries, Inc.	39,163
195	Ryder System, Inc.	7,802
219	Snap-on, Inc.	15,203
2,966	Southwest Airlines Co.	26,516
660	Stanley Black & Decker, Inc.	43,415
337	Stericycle, Inc.*	30,842
1,083	Textron, Inc.	28,938
1,784	Tyco International Ltd.	100,582

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,839	Union Pacific Corp.	$223,328
3,702	United Parcel Service, Inc., Class B	273,245
3,519	United Technologies Corp.	280,992
229	W.W. Grainger, Inc.	47,165
1,782	Waste Management, Inc.	61,622
710	Xylem, Inc.	17,246
		4,985,007
	Information Technology — 5.5%

2,491	Accenture plc, Class A	153,446
1,913	Adobe Systems, Inc.*	59,820
2,282	Advanced Micro Devices, Inc.*	8,489
688	Akamai Technologies, Inc.*	25,807
1,247	Altera Corp.	46,551
620	Amphenol Corp., Class A	37,739
1,160	Analog Devices, Inc.	46,098
3,614	Apple, Inc.	2,404,177
4,953	Applied Materials, Inc.	57,901
889	Autodesk, Inc.*	27,603
1,893	Automatic Data Processing, Inc.	109,945
618	BMC Software, Inc.*	25,585
1,910	Broadcom Corp., Class A*	67,862
1,369	CA, Inc.	35,635
20,701	Cisco Systems, Inc.	394,975
714	Citrix Systems, Inc.*	55,471
1,183	Cognizant Technology Solutions Corp., Class A*	76,043
598	Computer Sciences Corp.	19,262
5,871	Corning, Inc.	70,393
5,738	Dell, Inc.*	60,765
4,433	eBay, Inc.*	210,435
1,231	Electronic Arts, Inc.*	16,409
8,115	EMC Corp.*	213,343
312	F5 Networks, Inc.*	30,417
930	Fidelity National Information Services, Inc.	29,295
224	First Solar, Inc.*	4,478
525	Fiserv, Inc.*	37,438
600	FLIR Systems, Inc.	11,880
987	Google, Inc., Class A*	676,184
437	Harris Corp.	20,552
7,643	Hewlett-Packard Co.	129,014
19,442	Intel Corp.	482,745
4,453	International Business Machines Corp.	867,667
1,129	Intuit, Inc.	66,092
699	Jabil Circuit, Inc.	15,923
889	JDS Uniphase Corp.*	9,948
2,044	Juniper Networks, Inc.*	35,647
642	KLA-Tencor Corp.	32,941
776	Lam Research Corp.*	26,485
268	Lexmark International, Inc., Class A	5,818
894	Linear Technology Corp.	29,524
2,201	LSI Corp.*	17,146
419	Mastercard, Inc., Class A	177,195
754	Microchip Technology, Inc.	26,202
3,818	Micron Technology, Inc.*	23,710
28,891	Microsoft Corp.	890,421
533	Molex, Inc.	14,151
1,137	Motorola Solutions, Inc.	54,189
1,399	NetApp, Inc.*	48,294
2,393	NVIDIA Corp.*	33,574
14,997	Oracle Corp.	474,655
1,248	Paychex, Inc.	41,508
6,620	QUALCOMM, Inc.	406,865
744	Red Hat, Inc.*	41,694
1,072	SAIC, Inc.	13,089
539	Salesforce.com, Inc.*	78,252
933	SanDisk Corp.*	38,458
1,517	Seagate Technology plc	48,559
2,781	Symantec Corp.*	49,585
1,649	TE Connectivity Ltd.	57,995
649	Teradata Corp.*	49,571
721	Teradyne, Inc.*	11,262
4,425	Texas Instruments, Inc.	128,502
628	Total System Services, Inc.	14,557
613	VeriSign, Inc.*	29,228
1,927	Visa, Inc., Class A	247,138
901	Western Digital Corp.*	37,680
2,359	Western Union Co. (The)	41,542
5,213	Xerox Corp.	38,420
1,019	Xilinx, Inc.	34,554
4,704	Yahoo!, Inc.*	68,914
		9,972,712
	Materials — 0.9%

815	Air Products & Chemicals, Inc.	67,303
270	Airgas, Inc.	22,429
4,129	Alcoa, Inc.	35,344
406	Allegheny Technologies, Inc.	12,034
603	Ball Corp.	25,428
397	Bemis Co., Inc.	12,013
254	CF Industries Holdings, Inc.	52,581
546	Cliffs Natural Resources, Inc.	19,569
4,623	Dow Chemical Co. (The)	135,500
3,615	E.I. du Pont de Nemours & Co.	179,846
584	Eastman Chemical Co.	32,272
1,139	Ecolab, Inc.	72,930
527	FMC Corp.	28,627
3,670	Freeport-McMoRan Copper & Gold, Inc.	132,524
313	International Flavors & Fragrances, Inc.	18,943
1,683	International Paper Co.	58,164
660	MeadWestvaco Corp.	18,982
2,062	Monsanto Co.	179,621
1,153	Mosaic Co. (The)	66,770
1,910	Newmont Mining Corp.	96,799
1,230	Nucor Corp.	46,309
640	Owens-Illinois, Inc.*	11,187
579	PPG Industries, Inc.	63,702
1,159	Praxair, Inc.	122,274
756	Sealed Air Corp.	10,788
337	Sherwin-Williams Co. (The)	48,218
463	Sigma-Aldrich Corp.	32,887
322	Titanium Metals Corp.	3,941
560	United States Steel Corp.	10,892
498	Vulcan Materials Co.	19,382
		1,637,259
	Telecommunication Services — 0.9%

22,655	AT&T, Inc.	830,079
2,405	CenturyLink, Inc.	101,635
998	Crown Castle International Corp.*	63,333
3,850	Frontier Communications Corp.	17,787
1,134	MetroPCS Communications, Inc.*	11,034
11,579	Sprint Nextel Corp.*	56,158
10,972	Verizon Communications, Inc.	471,138

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,276	Windstream Corp.	$22,464
		1,573,628
	Utilities — 1.0%

2,494	AES Corp. (The)*	28,407
444	AGL Resources, Inc.	17,605
935	Ameren Corp.	30,593
1,871	American Electric Power Co., Inc.	80,434
1,644	CenterPoint Energy, Inc.	33,521
1,008	CMS Energy Corp.	23,255
1,130	Consolidated Edison, Inc.	68,501
2,206	Dominion Resources, Inc.	115,771
658	DTE Energy Co.	38,427
2,723	Duke Energy Corp.	176,396
1,260	Edison International	55,175
685	Entergy Corp.	46,635
3,290	Exelon Corp.	119,986
1,613	FirstEnergy Corp.	70,488
300	Integrys Energy Group, Inc.	16,197
1,611	NextEra Energy, Inc.	108,436
1,096	NiSource, Inc.	26,677
1,213	Northeast Utilities	45,694
875	NRG Energy, Inc.	18,672
803	ONEOK, Inc.	35,758
878	Pepco Holdings, Inc.	16,954
1,638	PG&E Corp.	71,106
433	Pinnacle West Capital Corp.	22,243
2,239	PPL Corp.	65,670
1,950	Public Service Enterprise Group, Inc.	61,737
442	SCANA Corp.	20,933
928	Sempra Energy	61,434
3,350	Southern Co. (The)	151,855
829	TECO Energy, Inc.	14,391
880	Wisconsin Energy Corp.	33,405
1,877	Xcel Energy, Inc.	52,349
		1,728,705

	Total Common Stocks (Cost $47,550,784)	49,127,029

Principal Amount
	U.S. Government & Agency Security (a) — 16.7%
	Federal Home Loan Bank
$30,231,536	0.00%, due 09/04/12	30,231,536
	Total U.S. Government & Agency Security (Cost $30,231,536)	30,231,536

	Repurchase Agreements (a)(b) — 35.1%
63,609,561	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $63,610,806	63,609,561
	Total Repurchase Agreements (Cost $63,609,561)	63,609,561

	Total Investment Securities (Cost $141,391,881) — 79.0%	142,968,126
	Other assets less liabilities — 21.0%	38,021,276
	Net Assets — 100.0%	$180,989,402

*                 Non-income producing security.

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $78,246,549.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                     Real Estate Investment Trust

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,263,438
Aggregate gross unrealized depreciation	(691,413)
Net unrealized appreciation	$1,572,025
Federal income tax cost of investments	$141,396,101

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	198	09/21/12	$13,909,500	$951,537

Cash collateral in the amount of $2,441,242 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$67,244,321	$6,955,363

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	2,238,194	819,229

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	1,098,635	2,117,746

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	5,075,587	910,076

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	76,913,474	4,132,476

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	1,595,158	848,702

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	325,064,289	18,003,974

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	671,844	499,741

		$34,287,307

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 28.0%
	Consumer Discretionary — 4.0%

410	Aaron’s, Inc.	$12,247
396	Advance Auto Parts, Inc.	28,163
438	Aeropostale, Inc.*	6,101
311	AMC Networks, Inc., Class A*	12,235
1,059	American Eagle Outfitters, Inc.	23,552
263	Ann, Inc.*	9,358
732	Ascena Retail Group, Inc.*	14,494
233	Bally Technologies, Inc.*	10,320
222	Barnes & Noble, Inc.*	2,657
158	Bob Evans Farms, Inc.	6,216
406	Brinker International, Inc.	13,991
276	Carter’s, Inc.*	15,376
293	Cheesecake Factory, Inc. (The)	9,731
906	Chico’s FAS, Inc.	17,160
552	Cinemark Holdings, Inc.	12,928
332	Collective Brands, Inc.*	7,184
209	Deckers Outdoor Corp.*	10,350
511	Dick’s Sporting Goods, Inc.	25,427
386	DreamWorks Animation SKG, Inc., Class A*	6,550
819	Foot Locker, Inc.	28,313
779	Gentex Corp.	13,648
351	Guess?, Inc.	9,147
528	Hanesbrands, Inc.*	17,123
211	HSN, Inc.	9,501
149	International Speedway Corp., Class A	3,965
99	ITT Educational Services, Inc.*	3,169
413	Jarden Corp.	19,960
252	John Wiley & Sons, Inc., Class A	12,434
390	KB Home	4,306
317	Lamar Advertising Co., Class A*	10,499
233	Life Time Fitness, Inc.*	11,063
797	LKQ Corp.*	30,079
153	Matthews International Corp., Class A	4,579
206	MDC Holdings, Inc.	7,144
202	Meredith Corp.	6,577
309	Mohawk Industries, Inc.*	22,263
656	New York Times Co. (The), Class A*	6,029
28	NVR, Inc.*	23,189
1,534	Office Depot, Inc.*	2,347
161	Panera Bread Co., Class A*	24,939
586	PetSmart, Inc.	41,559
371	Polaris Industries, Inc.	27,895
381	PVH Corp.	35,776
538	RadioShack Corp.	1,307
311	Regis Corp.	5,601
321	Rent-A-Center, Inc.	11,325
861	Saks, Inc.*	10,117
137	Scholastic Corp.	4,185
316	Scientific Games Corp., Class A*	2,316
1,174	Service Corp. International	15,309
460	Signet Jewelers Ltd.	21,096
366	Sotheby’s	11,441
65	Strayer Education, Inc.	4,211
370	Tempur-Pedic International, Inc.*	11,559
228	Thor Industries, Inc.	7,168
793	Toll Brothers, Inc.*	25,947
389	Tractor Supply Co.	37,142
301	Tupperware Brands Corp.	16,097
400	Under Armour, Inc., Class A*	23,284
249	Valassis Communications, Inc.*	6,242
221	Warnaco Group, Inc. (The)*	11,364
1,604	Wendy’s Co. (The)	6,849
538	Williams-Sonoma, Inc.	22,069
298	WMS Industries, Inc.*	4,747
		878,920
	Consumer Staples — 0.9%

750	Church & Dwight Co., Inc.	41,055
354	Energizer Holdings, Inc.	24,390
610	Flowers Foods, Inc.	12,596
704	Green Mountain Coffee Roasters, Inc.*	17,114
267	Harris Teeter Supermarkets, Inc.	10,432
639	Hillshire Brands Co. (The)	16,659
412	Ingredion, Inc.	22,178
108	Lancaster Colony Corp.	7,823
149	Post Holdings, Inc.*	4,448
299	Ralcorp Holdings, Inc.*	21,217
824	Smithfield Foods, Inc.*	15,920
1,147	SUPERVALU, Inc.	2,730
137	Tootsie Roll Industries, Inc.	3,476
126	Universal Corp.	5,976
		206,014
	Energy — 1.6%

1,146	Arch Coal, Inc.	7,002
307	Atwood Oceanics, Inc.*	14,208
261	Bill Barrett Corp.*	5,724
108	CARBO Ceramics, Inc.	7,601
463	Cimarex Energy Co.	26,488
409	Dresser-Rand Group, Inc.*	20,704
186	Dril-Quip, Inc.*	13,027
390	Energen Corp.	19,910
637	Forest Oil Corp.*	4,720
572	Helix Energy Solutions Group, Inc.*	10,079
1,118	HollyFrontier Corp.	45,044
344	Northern Oil and Gas, Inc.*	5,621
585	Oceaneering International, Inc.	31,321
259	Oil States International, Inc.*	20,264
844	Patterson-UTI Energy, Inc.	12,820
697	Plains Exploration & Production Co.*	27,406
655	Quicksilver Resources, Inc.*	2,227
286	Rosetta Resources, Inc.*	12,281
347	SM Energy Co.	16,389
851	Superior Energy Services, Inc.*	17,675
276	Tidewater, Inc.	13,091
226	Unit Corp.*	8,990
389	World Fuel Services Corp.	14,475
		357,067
	Financials — 6.2%

277	Affiliated Managers Group, Inc.*	32,581
229	Alexander & Baldwin, Inc.*	6,783
335	Alexandria Real Estate Equities, Inc. (REIT)	24,756
79	Alleghany Corp.*	26,635
484	American Campus Communities, Inc. (REIT)	22,564
409	American Financial Group, Inc./OH	15,362
1,151	Apollo Investment Corp.	9,231
640	Arthur J. Gallagher & Co.	22,861
387	Aspen Insurance Holdings Ltd.	11,254
940	Associated Banc-Corp	12,182
453	Astoria Financial Corp.	4,562

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
445	BancorpSouth, Inc.	$6,559
246	Bank of Hawaii Corp.	11,373
833	BioMed Realty Trust, Inc. (REIT)	15,435
414	BRE Properties, Inc. (REIT)	20,667
627	Brown & Brown, Inc.	16,452
435	Camden Property Trust (REIT)	30,202
426	Cathay General Bancorp	6,974
472	CBOE Holdings, Inc.	13,424
253	City National Corp./CA	12,992
426	Commerce Bancshares, Inc./MO	17,138
389	Corporate Office Properties Trust (REIT)	8,698
332	Cullen/Frost Bankers, Inc.	18,459
1,440	Duke Realty Corp. (REIT)	20,880
782	East West Bancorp, Inc.	17,157
625	Eaton Vance Corp.	16,931
322	Equity One, Inc. (REIT)	6,826
190	Essex Property Trust, Inc. (REIT)	28,876
286	Everest Re Group Ltd.	29,647
346	Federal Realty Investment Trust (REIT)	37,337
1,204	Fidelity National Financial, Inc., Class A	22,683
574	First American Financial Corp.	11,061
1,907	First Niagara Financial Group, Inc.	15,046
593	FirstMerit Corp.	9,304
1,085	Fulton Financial Corp.	10,557
157	Greenhill & Co., Inc.	6,853
458	Hancock Holding Co.	13,575
242	Hanover Insurance Group, Inc. (The)	8,637
547	HCC Insurance Holdings, Inc.	18,095
399	Highwoods Properties, Inc. (REIT)	13,011
263	Home Properties, Inc. (REIT)	16,793
668	Hospitality Properties Trust (REIT)	16,079
286	International Bancshares Corp.	5,222
1,019	Janus Capital Group, Inc.	8,886
812	Jefferies Group, Inc.	11,928
237	Jones Lang LaSalle, Inc.	17,095
268	Kemper Corp.	8,201
634	Liberty Property Trust (REIT)	23,382
717	Macerich Co. (The) (REIT)	42,712
474	Mack-Cali Realty Corp. (REIT)	12,656
196	Mercury General Corp.	7,505
656	MSCI, Inc.*	23,012
578	National Retail Properties, Inc. (REIT)	17,953
2,373	New York Community Bancorp, Inc.	31,466
1,403	Old Republic International Corp.	12,108
571	Omega Healthcare Investors, Inc. (REIT)	13,715
219	Potlatch Corp. (REIT)	7,897
236	Prosperity Bancshares, Inc.	9,936
437	Protective Life Corp.	12,345
603	Raymond James Financial, Inc.	21,226
659	Rayonier, Inc. (REIT)	32,284
721	Realty Income Corp. (REIT)	30,376
485	Regency Centers Corp. (REIT)	23,765
399	Reinsurance Group of America, Inc.	23,437
778	SEI Investments Co.	16,922
944	Senior Housing Properties Trust (REIT)	20,881
250	Signature Bank/NY*	16,157
484	SL Green Realty Corp. (REIT)	39,010
241	StanCorp Financial Group, Inc.	7,524
239	SVB Financial Group*	13,860
4,251	Synovus Financial Corp.	8,842
317	Taubman Centers, Inc. (REIT)	25,366
876	TCF Financial Corp.	9,741
350	Trustmark Corp.	8,292
1,354	UDR, Inc. (REIT)	34,189
1,067	Valley National Bancorp	10,350
605	W. R. Berkley Corp.	22,615
466	Waddell & Reed Financial, Inc., Class A	13,794
578	Washington Federal, Inc.	9,306
400	Webster Financial Corp.	8,512
654	Weingarten Realty Investors (REIT)	18,266
151	Westamerica Bancorp.	7,029
		1,374,255
	Health Care — 2.8%

1,157	Allscripts Healthcare Solutions, Inc.*	12,149
261	AMERIGROUP Corp.*	23,730
107	Bio-Rad Laboratories, Inc., Class A*	10,741
265	Charles River Laboratories International, Inc.*	9,625
491	Community Health Systems, Inc.*	13,277
256	Cooper Cos., Inc. (The)	21,466
300	Covance, Inc.*	14,337
633	Endo Health Solutions, Inc.*	20,142
1,386	Health Management Associates, Inc., Class A*	10,617
450	Health Net, Inc.*	10,462
486	Henry Schein, Inc.*	37,330
336	Hill-Rom Holdings, Inc.	9,317
464	HMS Holdings Corp.*	15,989
1,429	Hologic, Inc.*	28,051
297	IDEXX Laboratories, Inc.*	28,233
263	LifePoint Hospitals, Inc.*	10,630
310	Masimo Corp.*	6,845
322	Medicis Pharmaceutical Corp., Class A	10,162
266	MEDNAX, Inc.*	18,428
169	Mettler-Toledo International, Inc.*	27,904
611	Omnicare, Inc.	19,784
344	Owens & Minor, Inc.	9,629
422	Regeneron Pharmaceuticals, Inc.*	62,477
772	ResMed, Inc.*	29,004
312	STERIS Corp.	10,683
199	Techne Corp.	13,645
220	Teleflex, Inc.	14,527
316	Thoratec Corp.*	10,709
291	United Therapeutics Corp.*	15,749
523	Universal Health Services, Inc., Class B	20,894
472	VCA Antech, Inc.*	9,128
1,140	Vertex Pharmaceuticals, Inc.*	60,796
233	WellCare Health Plans, Inc.*	13,209
		629,669
	Industrials — 4.5%

228	Acuity Brands, Inc.	14,629
610	AECOM Technology Corp.*	11,828
526	AGCO Corp.*	22,139
384	Alaska Air Group, Inc.*	12,883
179	Alliant Techsystems, Inc.	8,769
1,301	AMETEK, Inc.	44,637
561	B/E Aerospace, Inc.*	22,586
255	Brink’s Co. (The)	5,676
335	Carlisle Cos., Inc.	17,534
272	CLARCOR, Inc.	13,094
257	Clean Harbors, Inc.*	13,978

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
302	Con-way, Inc.	$9,154
562	Copart, Inc.*	15,011
182	Corporate Executive Board Co. (The)	8,474
540	Corrections Corp. of America	17,987
266	Crane Co.	10,105
275	Deluxe Corp.	7,802
805	Donaldson Co., Inc.	28,408
166	Esterline Technologies Corp.*	9,927
1,008	Exelis, Inc.	10,181
862	Fortune Brands Home & Security, Inc.*	21,981
226	FTI Consulting, Inc.*	5,878
270	Gardner Denver, Inc.	16,276
253	GATX Corp.	10,413
269	General Cable Corp.*	7,287
327	Graco, Inc.	16,154
189	Granite Construction, Inc.	5,211
436	Harsco Corp.	8,890
316	Herman Miller, Inc.	6,181
246	HNI Corp.	6,819
321	Hubbell, Inc., Class B	25,943
267	Huntington Ingalls Industries, Inc.*	10,699
455	IDEX Corp.	18,136
499	ITT Corp.	9,930
488	J.B. Hunt Transport Services, Inc.	25,591
1,233	JetBlue Airways Corp.*	6,042
595	Kansas City Southern	46,011
803	KBR, Inc.	21,753
432	Kennametal, Inc.	15,915
301	Kirby Corp.*	15,848
259	Korn/Ferry International*	3,704
253	Landstar System, Inc.	11,959
275	Lennox International, Inc.	13,065
453	Lincoln Electric Holdings, Inc.	18,686
434	Manpower, Inc.	16,106
229	Matson, Inc.	5,196
168	Mine Safety Appliances Co.	5,858
250	MSC Industrial Direct Co., Inc., Class A	17,325
306	Nordson Corp.	17,996
495	Oshkosh Corp.*	12,543
535	Pentair, Inc.	22,738
224	Regal-Beloit Corp.	15,245
348	Rollins, Inc.	8,101
356	Shaw Group, Inc. (The)*	14,980
273	SPX Corp.	17,445
596	Terex Corp.*	13,154
454	Timken Co.	18,233
275	Towers Watson & Co., Class A	14,938
434	Trinity Industries, Inc.	12,300
269	Triumph Group, Inc.	15,987
455	United Rentals, Inc.*	14,701
409	URS Corp.	14,892
559	UTi Worldwide, Inc.	7,675
122	Valmont Industries, Inc.	15,464
666	Waste Connections, Inc.	19,281
159	Watsco, Inc.	11,998
239	Werner Enterprises, Inc.	5,318
260	Westinghouse Air Brake Technologies Corp.	20,316
326	Woodward, Inc.	11,387
		1,002,351
	Information Technology — 4.5%

216	ACI Worldwide, Inc.*	9,370
415	Acxiom Corp.*	7,080
344	ADTRAN, Inc.	6,980
173	Advent Software, Inc.*	4,110
271	Alliance Data Systems Corp.*	37,303
503	ANSYS, Inc.*	35,059
506	AOL, Inc.*	17,037
604	Arrow Electronics, Inc.*	21,895
2,398	Atmel Corp.*	14,220
783	Avnet, Inc.*	25,220
674	Broadridge Financial Solutions, Inc.	15,960
1,485	Cadence Design Systems, Inc.*	19,602
537	Ciena Corp.*	7,341
1,176	Compuware Corp.*	11,760
255	Concur Technologies, Inc.*	18,462
630	Convergys Corp.	9,771
577	CoreLogic, Inc.*	14,194
624	Cree, Inc.*	17,597
823	Cypress Semiconductor Corp.*	9,555
339	Diebold, Inc.	11,045
185	DST Systems, Inc.	9,413
260	Equinix, Inc.*	51,389
243	FactSet Research Systems, Inc.	22,422
185	Fair Isaac Corp.	7,901
688	Fairchild Semiconductor International, Inc.*	9,990
505	Gartner, Inc.*	24,942
424	Global Payments, Inc.	17,660
585	Informatica Corp.*	19,071
824	Ingram Micro, Inc., Class A*	12,582
768	Integrated Device Technology, Inc.*	4,086
373	International Rectifier Corp.*	6,494
688	Intersil Corp., Class A	6,075
216	Itron, Inc.*	9,366
472	Jack Henry & Associates, Inc.	17,445
457	Lender Processing Services, Inc.	12,828
126	Mantech International Corp., Class A	2,822
1,247	MEMC Electronic Materials, Inc.*	3,342
505	Mentor Graphics Corp.*	8,348
433	MICROS Systems, Inc.*	21,936
655	Monster Worldwide, Inc.*	4,565
504	National Instruments Corp.	12,983
857	NCR Corp.*	19,188
362	NeuStar, Inc., Class A*	13,600
645	Parametric Technology Corp.*	13,706
230	Plantronics, Inc.	8,202
964	Polycom, Inc.*	10,045
526	QLogic Corp.*	6,401
307	Quest Software, Inc.*	8,581
577	Rackspace Hosting, Inc.*	34,608
1,502	RF Micro Devices, Inc.*	5,633
857	Riverbed Technology, Inc.*	17,131
599	Rovi Corp.*	9,189
353	Semtech Corp.*	8,656
231	Silicon Laboratories, Inc.*	8,833
1,024	Skyworks Solutions, Inc.*	31,191
293	SolarWinds, Inc.*	16,080
375	Solera Holdings, Inc.	15,424
795	Synopsys, Inc.*	26,259
215	Tech Data Corp.*	10,445
1,979	Tellabs, Inc.	7,025
891	TIBCO Software, Inc.*	26,659
676	Trimble Navigation Ltd.*	33,158
471	ValueClick, Inc.*	7,658
581	VeriFone Systems, Inc.*	20,184
774	Vishay Intertechnology, Inc.*	7,399
209	Wright Express Corp.*	13,761

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
279	Zebra Technologies Corp., Class A*	$10,404
		988,641
	Materials — 1.9%

482	Albemarle Corp.	26,380
360	Aptargroup, Inc.	18,234
423	Ashland, Inc.	31,145
342	Cabot Corp.	11,912
238	Carpenter Technology Corp.	11,248
626	Commercial Metals Co.	7,975
178	Compass Minerals International, Inc.	12,784
248	Cytec Industries, Inc.	16,981
195	Domtar Corp.	14,126
166	Greif, Inc., Class A	7,387
285	Intrepid Potash, Inc.*	6,393
744	Louisiana-Pacific Corp.*	9,984
247	Martin Marietta Materials, Inc.	18,866
97	Minerals Technologies, Inc.	6,578
58	NewMarket Corp.	14,275
432	Olin Corp.	9,258
529	Packaging Corp. of America	16,939
406	Reliance Steel & Aluminum Co.	20,881
383	Rock-Tenn Co., Class A	25,573
322	Royal Gold, Inc.	28,342
711	RPM International, Inc.	19,489
235	Scotts Miracle-Gro Co. (The), Class A	9,788
270	Sensient Technologies Corp.	9,679
267	Silgan Holdings, Inc.	11,195
543	Sonoco Products Co.	16,610
1,184	Steel Dynamics, Inc.	14,468
492	Valspar Corp.	26,243
287	Worthington Industries, Inc.	5,998
		428,731
	Telecommunication Services — 0.2%

522	Telephone & Data Systems, Inc.	12,800
814	tw telecom, inc.*	20,472
		33,272
	Utilities — 1.4%

599	Alliant Energy Corp.	26,404
752	Aqua America, Inc.	18,800
486	Atmos Energy Corp.	16,981
239	Black Hills Corp.	8,174
329	Cleco Corp.	13,466
827	Great Plains Energy, Inc.	17,632
522	Hawaiian Electric Industries, Inc.	13,849
270	IDACORP, Inc.	11,191
1,021	MDU Resources Group, Inc.	22,002
449	National Fuel Gas Co.	22,405
1,276	NV Energy, Inc.	22,381
532	OGE Energy Corp.	28,755
431	PNM Resources, Inc.	8,866
962	Questar Corp.	18,999
607	UGI Corp.	18,501
443	Vectren Corp.	12,497
681	Westar Energy, Inc.	19,831
277	WGL Holdings, Inc.	10,814
		311,548
	Total Common Stocks (Cost $6,278,257)	6,210,468

Principal Amount
	U.S. Government & Agency Security (a) — 11.6%
	Federal Home Loan Bank
$2,565,692	0.00%, due 09/04/12	$2,565,692
	Total U.S. Government & Agency Security (Cost $2,565,692)	2,565,692

	Repurchase Agreements (a)(b) — 39.5%
8,759,913	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $8,760,085	8,759,913
	Total Repurchase Agreements (Cost $8,759,913)	8,759,913

	Total Investment Securities (Cost $17,603,862) — 79.1%	17,536,073
	Other assets less liabilities — 20.9%	4,639,166
	Net Assets — 100.0%	$22,175,239

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $8,412,455.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$388,029
Aggregate gross unrealized depreciation	(460,767)
Net unrealized depreciation	$(72,738)
Federal income tax cost of investments	$17,608,811

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	24	09/21/12	$2,329,440	$120,755

Cash collateral in the amount of $125,293 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$6,039,125	$667,416

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	2,423,013	104,822

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	1,511,402	377,517

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	1,593,671	352,909

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	1,137,386	135,811

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	27,188,978	2,320,161

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	18,101,821	150,378

		$4,109,014

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 42.4%
	Consumer Discretionary — 5.9%

595	1-800-Flowers.com, Inc., Class A*	$2,139
1,851	Aeropostale, Inc.*	25,784
555	AFC Enterprises, Inc.*	13,331
1,519	American Axle & Manufacturing Holdings, Inc.*	16,967
800	American Greetings Corp., Class A	11,512
411	American Public Education, Inc.*	13,851
182	America’s Car-Mart, Inc.*	8,301
673	Amerigon, Inc.*	7,989
751	Ameristar Casinos, Inc.	12,654
1,111	Ann, Inc.*	39,529
603	Arbitron, Inc.	21,208
288	Arctic Cat, Inc.*	12,459
634	Asbury Automotive Group, Inc.*	17,555
324	Ascent Capital Group, Inc., Class A*	16,702
646	Barnes & Noble, Inc.*	7,733
257	Bassett Furniture Industries, Inc.	3,107
100	Beasley Broadcasting Group, Inc., Class A*	435
2,805	Beazer Homes USA, Inc.*	8,247
841	bebe stores, inc.	4,567
2,131	Belo Corp., Class A	15,556
379	Big 5 Sporting Goods Corp.	3,229
28	Biglari Holdings, Inc.*	9,839
559	BJ’s Restaurants, Inc.*	22,947
478	Black Diamond, Inc.*	4,617
283	Blue Nile, Inc.*	10,590
326	Bluegreen Corp.*	1,861
237	Blyth, Inc.	10,030
664	Bob Evans Farms, Inc.	26,122
368	Body Central Corp.*	3,231
288	Bon-Ton Stores, Inc. (The)	3,021
1,266	Boyd Gaming Corp.*	7,609
445	Bravo Brio Restaurant Group, Inc.*	7,196
396	Bridgepoint Education, Inc.*	3,905
976	Brown Shoe Co., Inc.	14,650
2,035	Brunswick Corp.	48,209
632	Buckle, Inc. (The)	28,781
423	Buffalo Wild Wings, Inc.*	32,478
1,063	Cabela’s, Inc.*	51,035
839	Caesars Entertainment Corp.*	6,024
105	CafePress, Inc.*	975
1,481	Callaway Golf Co.	8,516
307	Capella Education Co.*	9,538
1,179	Career Education Corp.*	3,714
481	Caribou Coffee Co., Inc.*	6,152
403	Carmike Cinemas, Inc.*	4,635
361	Carriage Services, Inc.	3,263
347	Carrols Restaurant Group, Inc.*	1,971
956	Casual Male Retail Group, Inc.*	3,939
624	Cato Corp. (The), Class A	18,327
157	Cavco Industries, Inc.*	7,191
417	CEC Entertainment, Inc.	12,389
836	Central European Media Enterprises Ltd., Class A*	4,682
1,230	Cheesecake Factory, Inc. (The)	40,848
191	Cherokee, Inc.	2,512
553	Children’s Place Retail Stores, Inc. (The)*	31,488
296	Churchill Downs, Inc.	16,940
340	Citi Trends, Inc.*	3,949
713	Coinstar, Inc.*	36,449
1,387	Collective Brands, Inc.*	30,015
122	Collectors Universe	1,791
279	Columbia Sportswear Co.	14,589
355	Conn’s, Inc.*	8,222
1,420	Cooper Tire & Rubber Co.	28,386
260	Core-Mark Holding Co., Inc.	11,840
1,783	Corinthian Colleges, Inc.*	3,602
438	Cracker Barrel Old Country Store, Inc.	27,585
2,048	Crocs, Inc.*	35,820
787	Crown Media Holdings, Inc., Class A*	1,354
222	CSS Industries, Inc.	4,433
199	Culp, Inc.	2,117
1,408	Cumulus Media, Inc., Class A*	3,900
22	Daily Journal Corp.*	1,967
3,364	Dana Holding Corp.	45,952
161	Delta Apparel, Inc.*	2,281
2,190	Denny’s Corp.*	10,709
305	Destination Maternity Corp.	5,597
99	Dial Global, Inc.*	259
243	Digital Domain Media Group, Inc.*	503
628	Digital Generation, Inc.*	7,002
348	DineEquity, Inc.*	18,434
1,319	Domino’s Pizza, Inc.	46,745
558	Dorman Products, Inc.*	16,450
438	Drew Industries, Inc.*	12,689
680	E.W. Scripps Co. (The), Class A*	7,052
607	Education Management Corp.*	1,815
140	Einstein Noah Restaurant Group, Inc.	2,419
556	Entercom Communications Corp., Class A*	3,519
1,155	Entravision Communications Corp., Class A	1,317
552	Ethan Allen Interiors, Inc.	12,188
1,783	Exide Technologies*	5,456
2,038	Express, Inc.*	31,813
421	Federal-Mogul Corp.*	3,941
368	Fiesta Restaurant Group, Inc.*	5,910
2,477	Fifth & Pacific Cos., Inc.*	32,820
1,158	Finish Line, Inc. (The), Class A	26,588
202	Fisher Communications, Inc.*	7,203
102	Flexsteel Industries, Inc.	2,001
792	Francesca’s Holdings Corp.*	27,981
839	Fred’s, Inc., Class A	11,184
71	Frisch’s Restaurants, Inc.	2,344
335	Fuel Systems Solutions, Inc.*	5,896
378	G-III Apparel Group Ltd.*	11,998
651	Gaylord Entertainment Co.*	26,392
102	Geeknet, Inc.*	1,836
558	Genesco, Inc.*	39,423
430	Global Sources Ltd.*	2,516
193	Gordmans Stores, Inc.*	3,393
910	Grand Canyon Education, Inc.*	19,219
522	Group 1 Automotive, Inc.	28,715
1,015	Harte-Hanks, Inc.	7,064
437	Haverty Furniture Cos., Inc.	5,716
722	Helen of Troy Ltd.*	22,700
357	hhgregg, Inc.*	2,531
601	Hibbett Sports, Inc.*	34,882
1,256	Hillenbrand, Inc.	22,759
246	Hooker Furniture Corp.	2,792
961	Hot Topic, Inc.	9,081
2,273	Hovnanian Enterprises, Inc., Class A*	6,637
864	HSN, Inc.	38,906
1,615	Iconix Brand Group, Inc.*	30,200
151	Ignite Restaurant Group, Inc.*	2,262

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
631	International Speedway Corp., Class A	$16,791
883	Interval Leisure Group, Inc.	16,291
626	iRobot Corp.*	15,769
477	Isle of Capri Casinos, Inc.*	2,986
1,007	Jack in the Box, Inc.*	26,273
502	JAKKS Pacific, Inc.	8,353
1,533	Jamba, Inc.*	3,787
129	Johnson Outdoors, Inc., Class A*	2,617
1,870	Jones Group, Inc. (The)	23,693
634	JoS. A. Bank Clothiers, Inc.*	30,540
979	Journal Communications, Inc., Class A*	5,247
608	K12, Inc.*	12,798
1,757	KB Home	19,397
184	Kenneth Cole Productions, Inc., Class A*	2,791
309	Kirkland’s, Inc.*	2,997
1,354	Krispy Kreme Doughnuts, Inc.*	9,993
602	K-Swiss, Inc., Class A*	1,704
1,178	La-Z-Boy, Inc.*	16,256
1,149	LeapFrog Enterprises, Inc.*	12,455
467	Libbey, Inc.*	6,860
976	Life Time Fitness, Inc.*	46,340
220	Lifetime Brands, Inc.	2,411
694	LIN TV Corp., Class A*	2,811
519	Lincoln Educational Services Corp.	2,206
1,932	Lions Gate Entertainment Corp.*	28,555
494	Lithia Motors, Inc., Class A	14,430
3,190	Live Nation Entertainment, Inc.*	27,179
456	Luby’s, Inc.*	2,727
627	Lumber Liquidators Holdings, Inc.*	29,256
429	M/I Homes, Inc.*	8,280
271	Mac-Gray Corp.	3,545
536	Maidenform Brands, Inc.*	11,894
447	Marcus Corp.	5,771
236	Marine Products Corp.	1,385
465	MarineMax, Inc.*	3,353
606	Marriott Vacations Worldwide Corp.*	19,465
633	Martha Stewart Living Omnimedia, Class A	1,874
642	Matthews International Corp., Class A	19,215
251	Mattress Firm Holding Corp.*	8,080
1,320	McClatchy Co. (The), Class A*	2,059
871	MDC Holdings, Inc.	30,206
583	MDC Partners, Inc., Class A	5,894
1,160	Men’s Wearhouse, Inc. (The)	36,656
825	Meredith Corp.	26,862
697	Meritage Homes Corp.*	25,977
1,064	Modine Manufacturing Co.*	7,459
200	Monarch Casino & Resort, Inc.*	1,508
704	Monro Muffler Brake, Inc.	23,830
503	Morgans Hotel Group Co.*	2,606
401	Movado Group, Inc.	14,099
515	MTR Gaming Group, Inc.*	1,877
624	Multimedia Games Holding Co., Inc.*	9,778
61	Nathan’s Famous, Inc.*	1,944
230	National American University Holdings, Inc.	934
1,277	National CineMedia, Inc.	18,516
624	New York & Co., Inc.*	2,328
3,103	New York Times Co. (The), Class A*	28,517
258	Nexstar Broadcasting Group, Inc., Class A*	2,234
647	Nutrisystem, Inc.	6,651
6,466	Office Depot, Inc.*	9,893
1,972	OfficeMax, Inc.	11,457
524	Orbitz Worldwide, Inc.*	1,488
43	Orchard Supply Hardware Stores Corp., Class A*	616
2,206	Orient-Express Hotels Ltd., Class A*	19,391
336	Outdoor Channel Holdings, Inc.	2,345
266	Overstock.com, Inc.*	2,328
319	Oxford Industries, Inc.	17,395
409	Papa John’s International, Inc.*	21,059
302	Peet’s Coffee & Tea, Inc.*	22,197
967	Penske Automotive Group, Inc.	25,761
1,204	Pep Boys-Manny Moe & Jack (The)	10,824
116	Perfumania Holdings, Inc.*	959
270	Perry Ellis International, Inc.*	5,567
463	PetMed Express, Inc.	4,760
2,213	Pier 1 Imports, Inc.	40,896
1,425	Pinnacle Entertainment, Inc.*	15,775
1,082	Pool Corp.	42,620
586	Premier Exhibitions, Inc.*	1,330
2,974	Quiksilver, Inc.*	9,309
199	R.G. Barry Corp.	2,854
2,265	RadioShack Corp.	5,504
231	ReachLocal, Inc.*	2,904
381	Reading International, Inc., Class A*	2,442
314	Red Lion Hotels Corp.*	2,286
335	Red Robin Gourmet Burgers, Inc.*	10,388
1,311	Regis Corp.	23,611
1,353	Rent-A-Center, Inc.	47,734
213	Rentrak Corp.*	3,717
1,453	Ruby Tuesday, Inc.*	9,822
353	rue21, inc.*	9,993
803	Ruth’s Hospitality Group, Inc.*	4,914
1,016	Ryland Group, Inc. (The)	27,239
80	Saga Communications, Inc., Class A*	3,264
2,503	Saks, Inc.*	29,410
230	Salem Communications Corp., Class A	1,143
591	Scholastic Corp.	18,055
1,293	Scientific Games Corp., Class A*	9,478
1,143	Sealy Corp.*	1,829
1,292	Select Comfort Corp.*	36,912
133	Shiloh Industries, Inc.	1,347
326	Shoe Carnival, Inc.	7,161
1,252	Shuffle Master, Inc.*	18,993
815	Shutterfly, Inc.*	24,246
1,149	Sinclair Broadcast Group, Inc., Class A	13,282
904	Six Flags Entertainment Corp.	49,928
862	Skechers U.S.A., Inc., Class A*	18,680
369	Skullcandy, Inc.*	5,660
1,478	Smith & Wesson Holding Corp.*	11,883
918	Sonic Automotive, Inc., Class A	16,405
1,381	Sonic Corp.*	12,940
1,543	Sotheby’s	48,234
772	Spartan Motors, Inc.	3,852
265	Speedway Motorsports, Inc.	4,062
698	Stage Stores, Inc.	14,951
452	Standard Motor Products, Inc.	7,973
2,634	Standard Pacific Corp.*	17,648
622	Stein Mart, Inc.*	5,623

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
348	Steiner Leisure Ltd.*	$16,266
157	Steinway Musical Instruments, Inc.*	3,909
895	Steven Madden Ltd.*	38,413
1,702	Stewart Enterprises, Inc., Class A	12,527
638	Stoneridge, Inc.*	4,032
270	Strayer Education, Inc.	17,491
436	Sturm Ruger & Co., Inc.	18,879
523	Superior Industries International, Inc.	8,938
252	Systemax, Inc.*	2,936
200	Teavana Holdings, Inc.*	2,200
1,383	Tenneco, Inc.*	42,002
1,422	Texas Roadhouse, Inc.	24,416
209	Tilly’s, Inc., Class A*	3,833
131	Tower International, Inc.*	986
528	Town Sports International Holdings, Inc.*	6,875
588	True Religion Apparel, Inc.	13,636
953	Tuesday Morning Corp.*	5,327
492	Tumi Holdings, Inc.*	10,362
336	U.S. Auto Parts Network, Inc.*	991
320	Unifi, Inc.*	3,546
340	Universal Electronics, Inc.*	5,192
488	Universal Technical Institute, Inc.	5,861
820	Vail Resorts, Inc.	42,271
906	Valassis Communications, Inc.*	22,713
30	Value Line, Inc.	337
459	Vera Bradley, Inc.*	9,745
503	Vitacost.com, Inc.*	3,169
671	Vitamin Shoppe, Inc.*	35,972
415	VOXX International Corp.*	3,112
935	Warnaco Group, Inc. (The)*	48,078
346	West Marine, Inc.*	3,598
2,061	Wet Seal, Inc. (The), Class A*	5,977
152	Weyco Group, Inc.	3,487
52	Winmark Corp.	2,569
666	Winnebago Industries, Inc.*	7,659
1,255	WMS Industries, Inc.*	19,992
1,109	Wolverine World Wide, Inc.	52,156
618	World Wrestling Entertainment, Inc., Class A	5,488
580	Zagg, Inc.*	4,367
499	Zumiez, Inc.*	14,566
		3,687,710
	Consumer Staples — 1.5%

80	Alico, Inc.	2,530
1,990	Alliance One International, Inc.*	5,771
424	Andersons, Inc. (The)	17,032
114	Annie’s, Inc.*	4,737
26	Arden Group, Inc., Class A	2,347
1,102	B&G Foods, Inc.	32,256
177	Boston Beer Co., Inc. (The), Class A*	18,236
271	Calavo Growers, Inc.	7,165
329	Cal-Maine Foods, Inc.	13,219
867	Casey’s General Stores, Inc.	49,029
1,501	Central European Distribution Corp.*	4,098
879	Central Garden and Pet Co., Class A*	10,372
251	Chefs’ Warehouse, Inc. (The)*	3,858
1,047	Chiquita Brands International, Inc.*	6,282
106	Coca-Cola Bottling Co. Consolidated	7,276
237	Craft Brew Alliance, Inc.*	1,884
2,679	Darling International, Inc.*	44,525
504	Diamond Foods, Inc.	9,914
817	Dole Food Co., Inc.*	10,523
574	Elizabeth Arden, Inc.*	26,714
155	Farmer Bros Co.*	1,462
436	Female Health Co. (The)	2,943
868	Fresh Del Monte Produce, Inc.	21,440
64	Griffin Land & Nurseries, Inc.	1,812
840	Hain Celestial Group, Inc. (The)*	57,952
938	Harbinger Group, Inc.*	7,842
999	Harris Teeter Supermarkets, Inc.	39,031
287	Ingles Markets, Inc., Class A	4,583
372	Inter Parfums, Inc.	6,175
298	Inventure Foods, Inc.*	1,791
337	J&J Snack Foods Corp.	19,243
181	John B. Sanfilippo & Son, Inc.*	2,804
421	Lancaster Colony Corp.	30,497
105	Lifeway Foods, Inc.	1,003
189	Limoneira Co.	3,351
316	Medifast, Inc.*	8,813
278	Nash Finch Co.	5,474
257	National Beverage Corp.*	3,824
258	Nature’s Sunshine Products, Inc.	4,069
198	Nutraceutical International Corp.*	3,029
115	Oil-Dri Corp. of America	2,633
446	Omega Protein Corp.*	3,220
131	Orchids Paper Products Co.	2,347
532	Pantry, Inc. (The)*	7,459
1,374	Pilgrim’s Pride Corp.*	7,310
629	Post Holdings, Inc.*	18,776
1,146	Prestige Brands Holdings, Inc.*	18,405
414	Pricesmart, Inc.	30,280
258	Revlon, Inc., Class A*	3,424
15,033	Rite Aid Corp.*	17,889
455	Roundy’s, Inc.	3,408
523	Sanderson Farms, Inc.	23,022
304	Schiff Nutrition International, Inc.*	5,861
207	Seneca Foods Corp., Class A*	5,922
1,343	Smart Balance, Inc.*	15,565
1,005	Snyder’s-Lance, Inc.	23,507
494	Spartan Stores, Inc.	7,563
523	Spectrum Brands Holdings, Inc.	19,262
3,319	Star Scientific, Inc.*	12,479
4,835	SUPERVALU, Inc.	11,507
255	Susser Holdings Corp.*	8,675
394	Synutra International, Inc.*	2,179
539	Tootsie Roll Industries, Inc.	13,674
819	TreeHouse Foods, Inc.*	42,547
1,113	United Natural Foods, Inc.*	63,975
530	Universal Corp.	25,138
136	USANA Health Sciences, Inc.*	6,168
1,205	Vector Group Ltd.	20,497
192	Village Super Market, Inc., Class A	6,399
363	WD-40 Co.	17,718
251	Weis Markets, Inc.	10,580
277	Westway Group, Inc.*	1,909
		964,204
	Energy — 2.5%

1,880	Abraxas Petroleum Corp.*	3,816
48	Adams Resources & Energy, Inc.	1,685
221	Alon USA Energy, Inc.	3,023
689	Amyris, Inc.*	2,150
208	Apco Oil and Gas International, Inc.	3,349
659	Approach Resources, Inc.*	18,940
4,835	Arch Coal, Inc.	29,542
703	Basic Energy Services, Inc.*	7,803
1,193	Berry Petroleum Co., Class A	43,950

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,096	Bill Barrett Corp.*	$24,035
195	Bolt Technology Corp.	2,802
226	Bonanza Creek Energy, Inc.*	4,547
2,382	BPZ Resources, Inc.*	5,455
815	Bristow Group, Inc.	38,215
1,015	C&J Energy Services, Inc.*	20,432
2,189	Cal Dive International, Inc.*	3,262
899	Callon Petroleum Co.*	4,971
902	Carrizo Oil & Gas, Inc.*	22,766
136	Ceres, Inc.*	929
134	Clayton Williams Energy, Inc.*	6,439
1,505	Clean Energy Fuels Corp.*	19,776
1,390	Cloud Peak Energy, Inc.*	24,450
1,096	Comstock Resources, Inc.*	18,073
291	Contango Oil & Gas Co.*	16,159
157	CREDO Petroleum Corp.*	2,270
484	Crimson Exploration, Inc.*	2,168
929	Crosstex Energy, Inc.	11,520
378	CVR Energy, Inc.*	11,272
181	Dawson Geophysical Co.*	3,850
387	Delek U.S. Holdings, Inc.	10,163
916	Dril-Quip, Inc.*	64,157
1,061	Endeavour International Corp.*	8,965
632	Energy Partners Ltd.*	10,883
1,797	Energy XXI Bermuda Ltd.	59,103
377	Evolution Petroleum Corp.*	3,024
1,477	Exterran Holdings, Inc.*	27,162
336	Forbes Energy Services Ltd.*	1,243
2,683	Forest Oil Corp.*	19,881
505	Forum Energy Technologies, Inc.*	11,953
1,174	Frontline Ltd.	3,675
1,206	FX Energy, Inc.*	9,226
536	GasLog Ltd.*	5,960
1,343	Gastar Exploration Ltd.*	2,149
695	Gevo, Inc.*	2,460
442	Global Geophysical Services, Inc.*	2,029
592	Goodrich Petroleum Corp.*	7,518
568	Green Plains Renewable Energy, Inc.*	2,613
328	Gulf Island Fabrication, Inc.	8,535
611	GulfMark Offshore, Inc., Class A*	21,434
1,268	Gulfport Energy Corp.*	33,348
2,537	Halcon Resources Corp.*	19,484
149	Hallador Energy Co.	1,144
851	Harvest Natural Resources, Inc.*	7,259
3,048	Heckmann Corp.*	8,199
2,407	Helix Energy Solutions Group, Inc.*	42,411
3,610	Hercules Offshore, Inc.*	14,837
804	Hornbeck Offshore Services, Inc.*	31,227
3,006	ION Geophysical Corp.*	19,629
23	Isramco, Inc.*	2,360
3,440	Key Energy Services, Inc.*	27,210
601	KiOR, Inc., Class A*	4,598
556	Knightsbridge Tankers Ltd.	3,564
6,003	Kodiak Oil & Gas Corp.*	53,667
765	Lufkin Industries, Inc.	40,101
3,356	Magnum Hunter Resources Corp.*	14,431
321	Matador Resources Co.*	3,268
586	Matrix Service Co.*	6,833
2,311	McMoRan Exploration Co.*	29,188
547	Midstates Petroleum Co., Inc.*	4,458
668	Miller Energy Resources, Inc.*	3,019
290	Mitcham Industries, Inc.*	4,437
280	Natural Gas Services Group, Inc.*	3,861
2,048	Newpark Resources, Inc.*	14,090
1,205	Nordic American Tankers Ltd.	14,111
1,447	Northern Oil and Gas, Inc.*	23,644
1,820	Oasis Petroleum, Inc.*	53,381
562	Overseas Shipholding Group, Inc.	3,378
145	OYO Geospace Corp.*	13,281
159	Panhandle Oil and Gas, Inc., Class A	4,598
2,679	Parker Drilling Co.*	11,091
682	PDC Energy, Inc.*	18,980
1,044	Penn Virginia Corp.	6,379
1,289	Petroquest Energy, Inc.*	8,211
297	PHI, Inc. (Non-Voting)*	8,182
1,410	Pioneer Energy Services Corp.*	10,857
2,675	Quicksilver Resources, Inc.*	9,095
164	Renewable Energy Group, Inc.*	873
5,203	Rentech, Inc.*	11,447
1,099	Resolute Energy Corp.*	9,935
130	REX American Resources Corp.*	2,262
983	Rex Energy Corp.*	12,179
281	RigNet, Inc.*	4,991
1,205	Rosetta Resources, Inc.*	51,743
264	Sanchez Energy Corp.*	5,037
463	Saratoga Resources, Inc.*	2,422
858	Scorpio Tankers, Inc.*	4,565
952	SemGroup Corp., Class A*	33,834
1,031	Ship Finance International Ltd.	16,640
745	Solazyme, Inc.*	8,933
1,127	Stone Energy Corp.*	26,518
976	Swift Energy Co.*	19,022
891	Synergy Resources Corp.*	2,495
660	Targa Resources Corp.	29,878
1,435	Teekay Tankers Ltd., Class A	5,726
691	Tesco Corp.*	7,021
1,767	TETRA Technologies, Inc.*	11,326
332	TGC Industries, Inc.*	2,025
1,008	Triangle Petroleum Corp.*	6,925
316	Union Drilling, Inc.*	1,349
1,503	Uranerz Energy Corp.*	2,179
1,930	Uranium Energy Corp.*	4,922
1,318	Vaalco Energy, Inc.*	9,766
4,362	Vantage Drilling Co.*	6,630
669	Venoco, Inc.*	7,479
1,094	Voyager Oil & Gas, Inc.*	1,357
791	W&T Offshore, Inc.	13,653
1,633	Warren Resources, Inc.*	4,752
1,305	Western Refining, Inc.	36,501
248	Westmoreland Coal Co.*	1,917
887	Willbros Group, Inc.*	4,346
565	ZaZa Energy Corp.*	1,706
		1,589,947
	Financials — 9.3%

337	1st Source Corp.	7,694
680	1st United Bancorp, Inc./FL*	4,121
1,050	Acadia Realty Trust (REIT)	26,145
168	Access National Corp.	2,350
517	AG Mortgage Investment Trust, Inc. (REIT)	12,201
261	Agree Realty Corp. (REIT)	6,478
48	Alexander’s, Inc. (REIT)	21,583
109	Alliance Financial Corp./NY	3,997
1,953	Alterra Capital Holdings Ltd.	44,860
753	American Assets Trust, Inc. (REIT)	20,527
826	American Capital Mortgage Investment Corp. (REIT)	20,427
1,365	American Equity Investment Life Holding Co.	15,779
178	American National Bankshares, Inc.	3,969

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,610	American Realty Capital Trust, Inc. (REIT)	$42,598
206	American Safety Insurance Holdings Ltd.*	3,549
542	Ameris Bancorp*	6,434
413	AMERISAFE, Inc.*	10,383
187	Ames National Corp.	3,936
612	AmTrust Financial Services, Inc.	15,965
3,125	Anworth Mortgage Asset Corp. (REIT)	21,438
398	Apollo Commercial Real Estate Finance, Inc. (REIT)	6,973
4,622	Apollo Investment Corp.	37,068
551	Apollo Residential Mortgage, Inc.	11,262
175	Ares Commercial Real Estate Corp.	2,947
588	Argo Group International Holdings Ltd.	17,381
191	Arlington Asset Investment Corp., Class A	4,374
6,777	ARMOUR Residential REIT, Inc. (REIT)	50,556
231	Arrow Financial Corp.	5,646
703	Artio Global Investors, Inc.	2,179
1,215	Ashford Hospitality Trust, Inc. (REIT)	10,060
1,128	Associated Estates Realty Corp. (REIT)	17,157
1,985	Astoria Financial Corp.	19,989
225	AV Homes, Inc.*	3,317
208	Baldwin & Lyons, Inc., Class B	4,684
146	Bancfirst Corp.	6,041
644	Banco Latinoamericano de Comercio Exterior S.A., Class E	13,563
659	Bancorp, Inc. (The)/DE*	6,373
2,151	BancorpSouth, Inc.	31,706
1,055	Bank Mutual Corp.	4,600
133	Bank of Kentucky Financial Corp.	3,285
122	Bank of Marin Bancorp	4,785
665	Bank of the Ozarks, Inc.	21,347
480	BankFinancial Corp.	3,691
438	Banner Corp.	10,591
89	Bar Harbor Bankshares	3,182
1,777	BBCN Bancorp, Inc.*	22,248
748	Beneficial Mutual Bancorp, Inc.*	6,590
97	Berkshire Bancorp, Inc./NY*	810
505	Berkshire Hills Bancorp, Inc.	11,236
2,242	BGC Partners, Inc., Class A	10,111
1,676	BlackRock Kelso Capital Corp.	16,576
226	BofI Holding, Inc.*	5,322
1,781	Boston Private Financial Holdings, Inc.	16,902
196	Bridge Bancorp, Inc.	3,969
212	Bridge Capital Holdings*	3,191
1,596	Brookline Bancorp, Inc.	13,550
260	Bryn Mawr Bank Corp.	5,717
187	BSB Bancorp, Inc./MA*	2,369
73	C&F Financial Corp.	2,856
438	Calamos Asset Management, Inc., Class A	4,875
52	California First National Bancorp	853
175	Camden National Corp.	6,461
878	Campus Crest Communities, Inc. (REIT)	9,482
257	Cape Bancorp, Inc.*	2,352
321	Capital Bank Corp.*	758
266	Capital City Bank Group, Inc.	2,378
68	Capital Southwest Corp.	7,113
1,521	CapLease, Inc. (REIT)	7,453
2,247	Capstead Mortgage Corp. (REIT)	32,222
666	Cardinal Financial Corp.	8,625
138	Cascade Bancorp*	720
669	Cash America International, Inc.	25,971
1,793	Cathay General Bancorp	29,351
1,366	Cedar Realty Trust, Inc. (REIT)	7,499
271	Center Bancorp, Inc.	3,100
685	CenterState Banks, Inc.	5,603
493	Central Pacific Financial Corp.*	6,853
78	Century Bancorp, Inc./MA, Class A	2,450
150	Charter Financial Corp./GA	1,419
317	Chatham Lodging Trust (REIT)	4,441
626	Chemical Financial Corp.	14,360
732	Chesapeake Lodging Trust (REIT)	13,637
146	CIFC Corp.*	1,099
278	Citizens & Northern Corp.	5,326
912	Citizens Republic Bancorp, Inc.*	18,669
887	Citizens, Inc./TX*	8,666
335	City Holding Co.	11,430
195	Clifton Savings Bancorp, Inc.	1,903
283	CNB Financial Corp./PA	4,689
4,829	CNO Financial Group, Inc.	42,978
795	CoBiz Financial, Inc.	5,629
420	Cohen & Steers, Inc.	14,175
2,003	Colonial Properties Trust (REIT)	43,906
754	Colony Financial, Inc. (REIT)	14,484
904	Columbia Banking System, Inc.	16,127
899	Community Bank System, Inc.	25,208
318	Community Trust Bancorp, Inc.	10,936
98	Consolidated-Tomoka Land Co.	2,822
468	Coresite Realty Corp. (REIT)	12,725
2,090	Cousins Properties, Inc. (REIT)	16,699
1,993	Cowen Group, Inc., Class A*	5,202
597	Crawford & Co., Class B	2,669
179	Credit Acceptance Corp.*	17,624
62	Crescent Financial Bancshares, Inc.*	325
1,525	CreXus Investment Corp. (REIT)	15,677
2,806	CubeSmart (REIT)	36,197
2,009	CVB Financial Corp.	24,008
3,795	CYS Investments, Inc. (REIT)	54,572
5,627	DCT Industrial Trust, Inc. (REIT)	35,563
1,002	DFC Global Corp.*	18,657
61	Diamond Hill Investment Group, Inc.	4,454
4,281	DiamondRock Hospitality Co. (REIT)	41,183
716	Dime Community Bancshares, Inc.	10,010
178	Donegal Group, Inc., Class A	2,551
2,926	Doral Financial Corp.*	3,160
710	Duff & Phelps Corp., Class A	9,408
1,397	DuPont Fabros Technology, Inc. (REIT)	38,501
1,238	Dynex Capital, Inc. (REIT)	12,937
382	Eagle Bancorp, Inc.*	6,509
151	Eastern Insurance Holdings, Inc.	2,499
649	EastGroup Properties, Inc. (REIT)	34,786
470	Edelman Financial Group, Inc.	4,145
2,575	Education Realty Trust, Inc. (REIT)	29,767
446	eHealth, Inc.*	7,377
102	EMC Insurance Group, Inc.	2,003
720	Employers Holdings, Inc.	13,126
192	Enstar Group Ltd.*	17,752
135	Enterprise Bancorp, Inc./MA	2,138
406	Enterprise Financial Services Corp.	5,022

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,067	Entertainment Properties Trust (REIT)	$48,645
363	Epoch Holding Corp.	7,645
1,250	Equity One, Inc. (REIT)	26,500
237	ESB Financial Corp.	3,254
205	ESSA Bancorp, Inc.	2,079
509	EverBank Financial Corp.	6,042
652	Evercore Partners, Inc., Class A	16,104
766	Excel Trust, Inc. (REIT)	8,993
1,093	EZCORP, Inc., Class A*	24,756
428	Farmers National Banc Corp.	2,602
219	FBL Financial Group, Inc., Class A	7,253
846	FBR & Co.*	2,563
227	Federal Agricultural Mortgage Corp., Class C	5,621
2,830	FelCor Lodging Trust, Inc. (REIT)*	13,131
217	Fidelity Southern Corp.	1,912
215	Fidus Investment Corp.	3,515
1,878	Fifth Street Finance Corp.	19,700
1,055	Financial Engines, Inc.*	22,472
315	Financial Institutions, Inc.	5,513
2,418	First American Financial Corp.	46,595
201	First Bancorp, Inc./ME	3,302
1,601	First BanCorp./Puerto Rico*	6,116
345	First Bancorp/NC	3,426
1,695	First Busey Corp.	8,136
511	First California Financial Group, Inc.*	3,587
652	First Cash Financial Services, Inc.*	29,092
2,396	First Commonwealth Financial Corp.	16,676
403	First Community Bancshares, Inc./VA	5,989
407	First Connecticut Bancorp, Inc./CT	5,303
222	First Defiance Financial Corp.	3,694
79	First Federal Bancshares of Arkansas, Inc.*	772
1,333	First Financial Bancorp	21,701
717	First Financial Bankshares, Inc.	24,937
255	First Financial Corp./IN	7,770
376	First Financial Holdings, Inc.	4,805
365	First Financial Northwest, Inc.*	2,774
2,019	First Industrial Realty Trust, Inc. (REIT)*	26,045
370	First Interstate BancSystem, Inc.	5,291
1,326	First Marblehead Corp. (The)*	1,538
652	First Merchants Corp.	9,180
1,706	First Midwest Bancorp, Inc./IL	20,148
176	First of Long Island Corp. (The)	5,271
242	First Pactrust Bancorp, Inc.	2,919
1,161	First Potomac Realty Trust (REIT)	14,872
2,498	FirstMerit Corp.	39,194
1,221	Flagstone Reinsurance Holdings S.A.	10,427
704	Flushing Financial Corp.	10,729
3,179	FNB Corp./PA	34,810
228	FNB United Corp.*	2,782
790	Forestar Group, Inc.*	11,368
152	Fortegra Financial Corp.*	1,211
289	Fox Chase Bancorp, Inc.	4,364
326	Franklin Financial Corp./VA*	5,428
1,651	Franklin Street Properties Corp. (REIT)	18,359
537	FXCM, Inc., Class A	4,704
338	Gain Capital Holdings, Inc.	1,511
147	GAMCO Investors, Inc., Class A	6,630
288	German American Bancorp, Inc.	6,624
584	Getty Realty Corp. (REIT)	10,459
1,571	GFI Group, Inc.	4,399
1,639	Glacier Bancorp, Inc.	25,257
478	Gladstone Capital Corp.	4,106
249	Gladstone Commercial Corp. (REIT)	4,455
503	Gladstone Investment Corp.	3,828
3,177	Glimcher Realty Trust (REIT)	33,295
234	Global Indemnity plc*	4,720
326	Golub Capital BDC, Inc.	5,056
844	Government Properties Income Trust (REIT)	19,066
1,046	Gramercy Capital Corp./NY (REIT)*	2,803
232	Great Southern Bancorp, Inc.	6,816
279	Green Bankshares, Inc.*	505
546	Green Dot Corp., Class A*	6,252
662	Greenhill & Co., Inc.	28,896
640	Greenlight Capital Re Ltd., Class A*	15,539
440	GSV Capital Corp.*	3,797
1,735	Guaranty Bancorp*	3,453
27	Gyrodyne Co. of America, Inc. (REIT)*	3,011
325	Hallmark Financial Services*	2,597
1,738	Hancock Holding Co.	51,514
717	Hanmi Financial Corp.*	8,955
706	Harris & Harris Group, Inc.*	2,584
1,776	Healthcare Realty Trust, Inc. (REIT)	43,086
331	Heartland Financial USA, Inc.	8,669
1,133	Hercules Technology Growth Capital, Inc.	12,678
472	Heritage Commerce Corp.*	3,120
353	Heritage Financial Corp./WA	4,938
197	Heritage Financial Group, Inc.	2,671
458	Heritage Oaks Bancorp*	2,611
3,917	Hersha Hospitality Trust (REIT)	19,507
743	HFF, Inc., Class A*	9,882
1,684	Highwoods Properties, Inc. (REIT)	54,915
904	Hilltop Holdings, Inc.*	10,125
29	Hingham Institution for Savings	1,824
156	Home Bancorp, Inc.*	2,652
502	Home BancShares, Inc./AR	15,818
358	Home Federal Bancorp, Inc./ID	3,802
307	Home Loan Servicing Solutions Ltd.	4,805
175	Homeowners Choice, Inc.	3,507
99	HomeStreet, Inc.*	3,509
904	Horace Mann Educators Corp.	15,883
99	Horizon Bancorp/IN	2,679
178	Horizon Technology Finance Corp.	2,982
817	Hudson Pacific Properties, Inc. (REIT)	14,494
354	Hudson Valley Holding Corp.	5,979
673	Iberiabank Corp.	31,570
848	ICG Group, Inc.*	7,734
186	Independence Holding Co.	1,895
493	Independent Bank Corp./MA	14,376
269	Infinity Property & Casualty Corp.	15,091
1,743	Inland Real Estate Corp. (REIT)	14,293
1,213	International Bancshares Corp.	22,149
314	INTL FCStone, Inc.*	5,693
2,629	Invesco Mortgage Capital, Inc. (REIT)	53,868
884	Investment Technology Group, Inc.*	7,487

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,007	Investors Bancorp, Inc.*	$17,290
1,952	Investors Real Estate Trust (REIT)	16,299
28	Investors Title Co.	1,751
1,922	iStar Financial, Inc. (REIT)*	13,800
364	JMP Group, Inc.	1,962
206	Kaiser Federal Financial Group, Inc.	3,148
94	Kansas City Life Insurance Co.	3,324
791	KBW, Inc.	12,094
496	KCAP Financial, Inc.	4,285
345	Kearny Financial Corp.	3,336
983	Kennedy-Wilson Holdings, Inc.	13,605
1,255	Kite Realty Group Trust (REIT)	6,451
2,237	Knight Capital Group, Inc., Class A*	6,174
2,346	Ladenburg Thalmann Financial Services, Inc.*	3,261
614	Lakeland Bancorp, Inc.	6,220
372	Lakeland Financial Corp.	9,880
1,951	LaSalle Hotel Properties (REIT)	53,165
2,703	Lexington Realty Trust (REIT)	25,354
693	LTC Properties, Inc. (REIT)	23,382
1,142	Maiden Holdings Ltd.	10,484
637	Main Street Capital Corp.	16,951
461	MainSource Financial Group, Inc.	5,546
309	Manning & Napier, Inc.	3,674
831	MarketAxess Holdings, Inc.	27,066
187	Marlin Business Services Corp.	3,093
1,246	MB Financial, Inc.	25,443
1,749	MCG Capital Corp.	8,133
1,151	Meadowbrook Insurance Group, Inc.	8,736
408	Medallion Financial Corp.	4,647
3,088	Medical Properties Trust, Inc. (REIT)	31,837
526	Medley Capital Corp.	6,885
196	Mercantile Bank Corp.*	3,322
116	Merchants Bancshares, Inc.	3,249
193	Meridian Interstate Bancorp, Inc.*	2,876
322	Metro Bancorp, Inc.*	4,041
360	MetroCorp Bancshares, Inc.*	3,805
4,294	MGIC Investment Corp.*	5,067
193	MicroFinancial, Inc.	1,737
122	Middleburg Financial Corp.	2,058
190	MidSouth Bancorp, Inc.	2,474
155	MidWestOne Financial Group, Inc.	3,385
415	Mission West Properties, Inc. (REIT)	3,743
917	Monmouth Real Estate Investment Corp., Class A (REIT)	10,243
1,141	Montpelier Re Holdings Ltd.	24,600
545	MVC Capital, Inc.	6,927
96	NASB Financial, Inc.*	1,896
158	National Bankshares, Inc.	5,017
925	National Financial Partners Corp.*	13,635
558	National Health Investors, Inc. (REIT)	29,150
142	National Interstate Corp.	3,529
2,811	National Penn Bancshares, Inc.	25,018
50	National Western Life Insurance Co., Class A	6,921
437	Nationstar Mortgage Holdings, Inc.*	11,851
227	Navigators Group, Inc. (The)*	11,023
757	NBT Bancorp, Inc.	15,920
544	Nelnet, Inc., Class A	13,029
707	Netspend Holdings, Inc.*	6,702
289	New Mountain Finance Corp.	4,283
741	New York Mortgage Trust, Inc. (REIT)	5,106
595	NewStar Financial, Inc.*	7,039
493	NGP Capital Resources Co.	3,683
227	Nicholas Financial, Inc.	3,126
335	Northfield Bancorp, Inc./NJ	5,025
147	Northrim BanCorp, Inc.	3,028
3,038	NorthStar Realty Finance Corp. (REIT)	17,833
2,223	Northwest Bancshares, Inc.	26,854
328	OceanFirst Financial Corp.	4,625
2,448	Ocwen Financial Corp.*	62,987
2,157	Old National Bancorp/IN	28,472
2,410	Omega Healthcare Investors, Inc. (REIT)	57,888
255	OmniAmerican Bancorp, Inc.*	5,607
261	One Liberty Properties, Inc. (REIT)	4,988
517	OneBeacon Insurance Group Ltd., Class A	6,674
234	Oppenheimer Holdings, Inc., Class A	3,491
927	Oriental Financial Group, Inc.	9,826
1,035	Oritani Financial Corp.	15,142
95	Pacific Capital Bancorp*	4,362
415	Pacific Continental Corp.	3,731
243	Pacific Mercantile Bancorp*	1,582
691	PacWest Bancorp	16,086
258	Park National Corp.	17,376
744	Park Sterling Corp.*	3,571
361	Parkway Properties, Inc./MD (REIT)	4,191
202	Peapack Gladstone Financial Corp.	2,977
1,307	Pebblebrook Hotel Trust (REIT)	30,884
1,284	PennantPark Investment Corp.	13,944
87	Penns Woods Bancorp, Inc.	3,466
1,275	Pennsylvania Real Estate Investment Trust (REIT)	20,043
1,342	PennyMac Mortgage Investment Trust (REIT)	28,907
243	Peoples Bancorp, Inc./OH	5,370
139	Peoples Federal Bancshares, Inc.	2,320
1,290	PHH Corp.*	22,511
134	Phoenix Cos., Inc. (The)*	4,128
519	PICO Holdings, Inc.*	11,304
788	Pinnacle Financial Partners, Inc.*	15,082
346	Piper Jaffray Cos.*	8,515
794	Platinum Underwriters Holdings Ltd.	31,554
919	Potlatch Corp. (REIT)	33,139
268	Preferred Bank/CA*	3,455
493	Presidential Life Corp.	6,872
1,072	Primerica, Inc.	31,260
1,375	PrivateBancorp, Inc.	22,413
3,380	Prospect Capital Corp.	38,633
1,081	Prosperity Bancshares, Inc.	45,510
222	Provident Financial Holdings, Inc.	2,928
1,371	Provident Financial Services, Inc.	21,168
900	Provident New York Bancorp	7,722
420	PS Business Parks, Inc. (REIT)	28,631
223	Pzena Investment Management, Inc., Class A	1,122
3,036	Radian Group, Inc.	10,201
1,137	RAIT Financial Trust (REIT)	5,344
1,047	Ramco-Gershenson Properties Trust (REIT)	13,569
1,801	Redwood Trust, Inc. (REIT)	25,808
110	Regional Management Corp.*	1,847

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
572	Renasant Corp.	$10,462
227	Republic Bancorp, Inc./KY, Class A	5,119
274	Resource America, Inc., Class A	1,737
1,930	Resource Capital Corp. (REIT)	11,541
1,147	Retail Opportunity Investments Corp. (REIT)	14,418
483	RLI Corp.	30,603
2,430	RLJ Lodging Trust (REIT)	43,351
651	Rockville Financial, Inc.	7,806
166	Roma Financial Corp.	1,560
504	Rouse Properties, Inc. (REIT)	7,006
659	S&T Bancorp, Inc.	11,434
277	S.Y. Bancorp, Inc.	6,479
844	Sabra Health Care REIT, Inc. (REIT)	16,179
474	Safeguard Scientifics, Inc.*	7,375
289	Safety Insurance Group, Inc.	13,089
550	Sandy Spring Bancorp, Inc.	10,087
172	Saul Centers, Inc. (REIT)	7,415
343	SCBT Financial Corp.	13,792
451	SeaBright Holdings, Inc.	4,952
1,674	Seacoast Banking Corp. of Florida*	2,461
210	Select Income REIT (REIT)	5,210
1,248	Selective Insurance Group, Inc.	22,377
241	SI Financial Group, Inc.	2,784
275	Sierra Bancorp	2,992
390	Simmons First National Corp., Class A	9,079
881	Solar Capital Ltd.	20,378
216	Solar Senior Capital Ltd.	3,828
395	Southside Bancshares, Inc.	8,654
443	Southwest Bancorp, Inc./OK*	4,900
661	Sovran Self Storage, Inc. (REIT)	37,578
709	STAG Industrial, Inc. (REIT)	10,912
2,651	Starwood Property Trust, Inc. (REIT)	62,431
337	State Auto Financial Corp.	4,735
723	State Bank Financial Corp.	11,713
526	StellarOne Corp.	6,970
704	Sterling Bancorp/NY	6,991
610	Sterling Financial Corp./WA	12,932
417	Stewart Information Services Corp.	8,244
1,223	Stifel Financial Corp.*	39,968
4,123	Strategic Hotels & Resorts, Inc. (REIT)*	25,150
222	Suffolk Bancorp*	3,361
696	Summit Hotel Properties, Inc. (REIT)	5,930
907	Sun Bancorp, Inc./NJ*	2,630
603	Sun Communities, Inc. (REIT)	27,623
3,116	Sunstone Hotel Investors, Inc. (REIT)*	32,500
4,280	Susquehanna Bancshares, Inc.	44,983
664	SWS Group, Inc.*	3,964
1,763	Symetra Financial Corp.	21,544
371	Taylor Capital Group, Inc.*	6,248
131	TCP Capital Corp.	2,019
300	Tejon Ranch Co.*	8,388
306	Terreno Realty Corp. (REIT)	4,608
251	Territorial Bancorp, Inc.	5,788
914	Texas Capital Bancshares, Inc.*	42,062
272	THL Credit, Inc.	3,792
733	Thomas Properties Group, Inc.	4,075
940	TICC Capital Corp.	9,776
253	Tompkins Financial Corp.	9,827
792	Tower Group, Inc.	14,763
600	TowneBank/VA	8,832
137	Tree.com, Inc.*	2,085
621	Triangle Capital Corp.	15,246
364	Trico Bancshares	5,591
2,134	TrustCo Bank Corp NY	11,908
1,475	Trustmark Corp.	34,943
6,364	Two Harbors Investment Corp. (REIT)	73,759
735	UMB Financial Corp.	36,037
300	UMH Properties, Inc. (REIT)	3,375
2,549	Umpqua Holdings Corp.	32,219
462	Union First Market Bankshares Corp.	6,782
1,145	United Bankshares, Inc./WV	27,858
950	United Community Banks, Inc./GA*	7,581
354	United Financial Bancorp, Inc.	5,052
458	United Fire Group, Inc.	10,140
271	Universal Health Realty Income Trust (REIT)	11,699
426	Universal Insurance Holdings, Inc.	1,491
382	Univest Corp. of Pennsylvania	6,276
521	Urstadt Biddle Properties, Inc., Class A (REIT)	10,160
768	ViewPoint Financial Group, Inc.	14,154
611	Virginia Commerce Bancorp, Inc.*	4,943
138	Virtus Investment Partners, Inc.*	11,818
259	Walker & Dunlop, Inc.*	3,424
652	Walter Investment Management Corp.	18,249
351	Washington Banking Co.	4,784
1,511	Washington Real Estate Investment Trust (REIT)	40,585
328	Washington Trust Bancorp, Inc.	8,121
166	Waterstone Financial, Inc.*	805
1,643	Webster Financial Corp.	34,963
533	WesBanco, Inc.	10,831
356	West Bancorp., Inc.	3,610
439	West Coast Bancorp/OR*	8,745
635	Westamerica Bancorp.	29,559
1,593	Western Alliance Bancorp.*	14,831
182	Western Asset Mortgage Capital Corp. (REIT)	3,902
557	Westfield Financial, Inc.	4,033
151	Westwood Holdings Group, Inc.	5,549
315	Whitestone REIT (REIT)	4,139
1,408	Wilshire Bancorp, Inc.*	8,814
664	Winthrop Realty Trust (REIT)	7,543
827	Wintrust Financial Corp.	30,938
1,334	WisdomTree Investments, Inc.*	8,324
238	World Acceptance Corp.*	17,374
173	WSFS Financial Corp.	7,019
70	Zillow, Inc., Class A*	2,913
		5,809,216
	Health Care — 5.6%

494	Abaxis, Inc.*	18,510
761	Abiomed, Inc.*	16,993
525	Acadia Healthcare Co., Inc.*	10,070
1,283	Accretive Health, Inc.*	15,255
1,624	Accuray, Inc.*	9,955
1,212	Achillion Pharmaceuticals, Inc.*	8,520
913	Acorda Therapeutics, Inc.*	20,862
276	Acura Pharmaceuticals, Inc.*	450
569	Aegerion Pharmaceuticals, Inc.*	7,920
823	Affymax, Inc.*	14,559
1,609	Affymetrix, Inc.*	6,130
557	Agenus, Inc.*	2,557

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
292	Air Methods Corp.*	$34,030
1,295	Akorn, Inc.*	17,923
1,637	Align Technology, Inc.*	55,576
2,789	Alkermes plc*	51,178
1,818	Allos Therapeutics, Inc.*	3,291
188	Almost Family, Inc.*	4,151
1,056	Alnylam Pharmaceuticals, Inc.*	19,314
1,245	Alphatec Holdings, Inc.*	2,067
487	AMAG Pharmaceuticals, Inc.*	7,203
686	Amedisys, Inc.*	9,659
687	Amicus Therapeutics, Inc.*	3,366
930	AMN Healthcare Services, Inc.*	7,812
585	Ampio Pharmaceuticals, Inc.*	1,685
721	Amsurg Corp.*	21,205
326	Anacor Pharmaceuticals, Inc.*	2,005
279	Analogic Corp.	19,393
559	AngioDynamics, Inc.*	6,395
268	Anika Therapeutics, Inc.*	3,808
2,078	Antares Pharma, Inc.*	8,063
4,939	Arena Pharmaceuticals, Inc.*	44,649
1,342	Arqule, Inc.*	7,032
2,031	Array BioPharma, Inc.*	11,252
630	ArthroCare Corp.*	18,635
441	Assisted Living Concepts, Inc., Class A	3,435
2,121	Astex Pharmaceuticals, Inc.*	6,002
817	athenahealth, Inc.*	72,198
332	AtriCure, Inc.*	2,317
36	Atrion Corp.	7,818
1,102	Auxilium Pharmaceuticals, Inc.*	25,677
3,091	AVANIR Pharmaceuticals, Inc., Class A*	10,262
886	AVEO Pharmaceuticals, Inc.*	8,497
245	BG Medicine, Inc.*	973
1,120	BioCryst Pharmaceuticals, Inc.*	4,894
485	BioDelivery Sciences International, Inc.*	2,391
560	Bio-Reference Labs, Inc.*	14,627
1,001	BioScrip, Inc.*	8,509
113	BioSpecifics Technologies Corp.*	2,122
695	BioTime, Inc.*	2,815
1,370	Cadence Pharmaceuticals, Inc.*	5,398
675	Cambrex Corp.*	8,221
483	Cantel Medical Corp.	12,442
641	Capital Senior Living Corp.*	7,711
382	Cardiovascular Systems, Inc.*	3,560
1,338	Celldex Therapeutics, Inc.*	7,546
96	Cempra, Inc.*	788
1,172	Centene Corp.*	47,595
1,495	Cepheid, Inc.*	56,421
1,239	Cerus Corp.*	3,952
438	Chemed Corp.	28,921
124	ChemoCentryx, Inc.*	1,302
263	Chindex International, Inc.*	2,754
311	Clovis Oncology, Inc.*	5,439
596	Codexis, Inc.*	1,353
252	Computer Programs & Systems, Inc.	12,739
715	Conceptus, Inc.*	13,592
644	CONMED Corp.	17,401
1,122	Corcept Therapeutics, Inc.*	3,243
196	Cornerstone Therapeutics, Inc.*	1,325
404	Coronado Biosciences, Inc.*	2,485
139	Corvel Corp.*	6,088
619	Cross Country Healthcare, Inc.*	2,507
628	CryoLife, Inc.*	3,391
1,443	Cubist Pharmaceuticals, Inc.*	66,667
271	Cumberland Pharmaceuticals, Inc.*	1,626
1,800	Curis, Inc.*	7,920
627	Cyberonics, Inc.*	31,306
219	Cynosure, Inc., Class A*	5,694
1,245	Cytori Therapeutics, Inc.*	3,922
3,508	Dendreon Corp.*	15,751
1,269	Depomed, Inc.*	6,713
211	Derma Sciences, Inc.*	2,000
1,562	DexCom, Inc.*	20,775
988	Discovery Laboratories, Inc.*	3,181
511	Dusa Pharmaceuticals, Inc.*	2,734
2,251	Dyax Corp.*	5,087
3,967	Dynavax Technologies Corp.*	15,511
590	Emergent Biosolutions, Inc.*	8,691
700	Emeritus Corp.*	14,014
674	Endocyte, Inc.*	6,464
1,260	Endologix, Inc.*	15,082
396	Ensign Group, Inc. (The)	11,658
577	EnteroMedics, Inc.*	2,123
962	Enzon Pharmaceuticals, Inc.*	6,503
424	Epocrates, Inc.*	3,782
1,450	Exact Sciences Corp.*	14,399
196	Exactech, Inc.*	3,163
666	ExamWorks Group, Inc.*	8,385
4,175	Exelixis, Inc.*	18,495
969	Five Star Quality Care, Inc.*	4,583
553	Fluidigm Corp.*	8,649
168	Furiex Pharmaceuticals, Inc.*	3,100
366	Genomic Health, Inc.*	12,612
693	Gentiva Health Services, Inc.*	7,609
3,009	Geron Corp.*	8,305
539	Greatbatch, Inc.*	12,478
180	Greenway Medical Technologies, Inc.*	2,711
602	GTx, Inc.*	2,215
577	Haemonetics Corp.*	42,508
2,044	Halozyme Therapeutics, Inc.*	11,855
777	Hanger, Inc.*	22,230
1,249	Hansen Medical, Inc.*	1,836
564	Harvard Bioscience, Inc.*	2,160
2,177	HealthSouth Corp.*	49,853
445	HealthStream, Inc.*	12,647
761	Healthways, Inc.*	7,975
322	HeartWare International, Inc.*	28,842
244	Hi-Tech Pharmacal Co., Inc.*	8,708
1,958	HMS Holdings Corp.*	67,473
481	Horizon Pharma, Inc.*	2,136
285	ICU Medical, Inc.*	15,818
2,052	Idenix Pharmaceuticals, Inc.*	11,594
907	ImmunoCellular Therapeutics Ltd.*	2,340
1,901	Immunogen, Inc.*	27,355
1,502	Immunomedics, Inc.*	5,062
1,526	Impax Laboratories, Inc.*	36,120
550	Infinity Pharmaceuticals, Inc.*	9,988
1,088	Insulet Corp.*	22,815
444	Integra LifeSciences Holdings Corp.*	17,467
200	Integramed America, Inc.*	2,804
1,490	InterMune, Inc.*	10,981
725	Invacare Corp.	9,962
378	IPC The Hospitalist Co., Inc.*	16,704
363	IRIS International, Inc.*	4,610
1,712	Ironwood Pharmaceuticals, Inc.*	21,451
2,282	Isis Pharmaceuticals, Inc.*	31,058
946	Jazz Pharmaceuticals plc*	43,052
1,622	Keryx Biopharmaceuticals, Inc.*	3,309
1,205	Kindred Healthcare, Inc.*	13,448

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
215	Landauer, Inc.	$12,608
364	Lannett Co., Inc.*	1,780
4,522	Lexicon Pharmaceuticals, Inc.*	10,129
364	LHC Group, Inc.*	6,334
396	Ligand Pharmaceuticals, Inc., Class B*	6,847
950	Luminex Corp.*	18,373
622	Magellan Health Services, Inc.*	30,857
823	MAKO Surgical Corp.*	13,563
2,569	MannKind Corp.*	6,936
641	MAP Pharmaceuticals, Inc.*	8,615
1,137	Masimo Corp.*	25,105
632	Maxygen, Inc.*	3,880
1,329	MedAssets, Inc.*	22,686
1,256	Medicines Co. (The)*	32,267
1,309	Medicis Pharmaceutical Corp., Class A	41,312
506	Medidata Solutions, Inc.*	17,750
82	Mediware Information Systems*	1,204
1,345	Merge Healthcare, Inc.*	4,250
940	Meridian Bioscience, Inc.	16,619
958	Merit Medical Systems, Inc.*	13,652
346	Merrimack Pharmaceuticals, Inc.*	2,754
1,006	Metropolitan Health Networks, Inc.*	8,088
682	Molina Healthcare, Inc.*	16,532
1,067	Momenta Pharmaceuticals, Inc.*	15,055
290	MWI Veterinary Supply, Inc.*	29,238
240	National Healthcare Corp.	10,726
57	National Research Corp.	2,836
671	Natus Medical, Inc.*	7,857
2,198	Navidea Biopharmaceuticals, Inc.*	8,001
2,611	Nektar Therapeutics*	22,402
537	Neogen Corp.*	20,964
1,510	Neurocrine Biosciences, Inc.*	11,144
289	NewLink Genetics Corp.*	4,034
2,640	Novavax, Inc.*	5,386
1,963	NPS Pharmaceuticals, Inc.*	14,958
984	NuVasive, Inc.*	20,743
1,121	NxStage Medical, Inc.*	14,293
427	Obagi Medical Products, Inc.*	5,705
588	Omeros Corp.*	5,545
765	Omnicell, Inc.*	10,985
331	OncoGenex Pharmaceutical, Inc.*	4,531
1,301	Oncothyreon, Inc.*	6,882
2,434	Opko Health, Inc.*	10,807
1,072	Optimer Pharmaceuticals, Inc.*	16,112
1,234	OraSure Technologies, Inc.*	11,982
1,374	Orexigen Therapeutics, Inc.*	6,142
427	Orthofix International N.V.*	18,071
375	Osiris Therapeutics, Inc.*	3,394
1,447	Owens & Minor, Inc.	40,502
845	Pacific Biosciences of California, Inc.*	1,665
420	Pacira Pharmaceuticals, Inc.*	7,627
865	Pain Therapeutics, Inc.*	3,443
445	Palomar Medical Technologies, Inc.*	3,894
837	Par Pharmaceutical Cos., Inc.*	41,683
1,364	PAREXEL International Corp.*	39,270
228	PDI, Inc.*	1,582
3,187	PDL BioPharma, Inc.	23,456
207	Pernix Therapeutics Holdings*	1,354
1,239	Pharmacyclics, Inc.*	82,914
672	PharMerica Corp.*	8,467
299	PhotoMedex, Inc.*	3,920
606	Pozen, Inc.*	3,945
689	Progenics Pharmaceuticals, Inc.*	2,811
297	Providence Service Corp. (The)*	3,389
1,149	PSS World Medical, Inc.*	24,807
901	Quality Systems, Inc.	15,921
1,225	Questcor Pharmaceuticals, Inc.*	53,214
642	Quidel Corp.*	10,426
1,113	Raptor Pharmaceutical Corp.*	5,532
703	Repligen Corp.*	4,000
338	Repros Therapeutics, Inc.*	4,282
1,628	Rigel Pharmaceuticals, Inc.*	15,173
242	Rochester Medical Corp.*	2,667
475	Rockwell Medical Technologies, Inc.*	3,791
1,272	RTI Biologics, Inc.*	4,859
214	Sagent Pharmaceuticals, Inc.*	3,094
1,198	Sangamo Biosciences, Inc.*	6,433
1,247	Santarus, Inc.*	7,706
1,294	Sciclone Pharmaceuticals, Inc.*	6,341
2,165	Seattle Genetics, Inc.*	57,459
797	Select Medical Holdings Corp.*	8,249
2,609	Sequenom, Inc.*	9,575
801	SIGA Technologies, Inc.*	2,371
436	Skilled Healthcare Group, Inc., Class A*	2,494
1,560	Solta Medical, Inc.*	4,758
781	Spectranetics Corp. (The)*	9,481
1,356	Spectrum Pharmaceuticals, Inc.*	16,218
827	Staar Surgical Co.*	5,417
1,317	STERIS Corp.	45,094
247	Sucampo Pharmaceuticals, Inc., Class A*	1,178
582	Sun Healthcare Group, Inc.*	4,918
615	Sunesis Pharmaceuticals, Inc.*	1,950
1,326	Sunrise Senior Living, Inc.*	19,068
77	Supernus Pharmaceuticals, Inc.*	946
349	SurModics, Inc.*	6,505
835	Symmetry Medical, Inc.*	7,774
238	Synageva BioPharma Corp.*	11,890
936	Synergy Pharmaceuticals, Inc.*	4,633
846	Synta Pharmaceuticals Corp.*	5,558
620	Targacept, Inc.*	2,790
647	Team Health Holdings, Inc.*	18,472
1,382	Theravance, Inc.*	36,858
1,024	Threshold Pharmaceuticals, Inc.*	9,021
344	Tornier N.V.*	6,164
287	Transcept Pharmaceuticals, Inc.*	1,917
442	Triple-S Management Corp., Class B*	9,034
566	Trius Therapeutics, Inc.*	3,141
268	U.S. Physical Therapy, Inc.	6,960
1,830	Unilife Corp.*	5,472
856	Universal American Corp.*	7,747
75	Utah Medical Products, Inc.	2,536
643	Vanda Pharmaceuticals, Inc.*	2,823
724	Vanguard Health Systems, Inc.*	7,059
372	Vascular Solutions, Inc.*	4,877
284	Ventrus Biosciences, Inc.*	1,074
144	Verastem, Inc.*	1,241
1,730	Vical, Inc.*	6,280
1,588	ViroPharma, Inc.*	42,241
2,271	Vivus, Inc.*	48,713
153	Vocera Communications, Inc.*	4,308
1,214	Volcano Corp.*	34,332
982	WellCare Health Plans, Inc.*	55,670
772	West Pharmaceutical Services, Inc.	36,554
895	Wright Medical Group, Inc.*	18,526
978	XenoPort, Inc.*	9,115

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,551	XOMA Corp.*	$5,382
125	Young Innovations, Inc.	4,659
386	ZELTIQ Aesthetics, Inc.*	2,046
1,514	ZIOPHARM Oncology, Inc.*	7,525
1,242	Zogenix, Inc.*	2,944
		3,527,372
	Industrials — 6.3%

887	A. O. Smith Corp.	48,528
219	A.T. Cross Co., Class A*	2,170
2,567	A123 Systems, Inc.*	664
423	AAON, Inc.	7,783
918	AAR Corp.	13,660
1,224	ABM Industries, Inc.	24,749
1,132	Acacia Research Corp.*	29,817
2,574	ACCO Brands Corp.*	16,963
1,078	Accuride Corp.*	5,412
611	Aceto Corp.	5,462
408	Acorn Energy, Inc.	3,358
1,660	Actuant Corp., Class A	46,679
965	Acuity Brands, Inc.	61,914
782	Advisory Board Co. (The)*	34,666
894	Aegion Corp.*	17,451
395	Aerovironment, Inc.*	9,425
1,211	Air Transport Services Group, Inc.*	5,631
1,338	Aircastle Ltd.	15,280
158	Alamo Group, Inc.	4,596
1,620	Alaska Air Group, Inc.*	54,351
629	Albany International Corp., Class A	13,284
341	Allegiant Travel Co.*	22,588
614	Altra Holdings, Inc.	11,304
197	Amerco, Inc.	18,331
459	Ameresco, Inc., Class A*	5,513
215	American Railcar Industries, Inc.*	6,136
832	American Reprographics Co.*	3,345
192	American Science & Engineering, Inc.	11,418
890	American Superconductor Corp.*	3,337
220	American Woodmark Corp.*	4,259
194	Ampco-Pittsburgh Corp.	3,271
737	API Technologies Corp.*	2,270
644	Apogee Enterprises, Inc.	10,175
961	Applied Industrial Technologies, Inc.	39,093
224	Argan, Inc.	3,752
580	Arkansas Best Corp.	5,324
361	Asset Acceptance Capital Corp.*	2,350
224	Asta Funding, Inc.	2,132
457	Astec Industries, Inc.*	13,404
239	Astronics Corp.*	6,692
602	Atlas Air Worldwide Holdings, Inc.*	31,003
2,418	Avis Budget Group, Inc.*	39,704
575	AZZ, Inc.	18,262
1,236	Barnes Group, Inc.	29,256
159	Barrett Business Services, Inc.	4,029
1,068	Beacon Roofing Supply, Inc.*	30,054
1,037	Belden, Inc.	35,393
1,115	Blount International, Inc.*	14,361
550	BlueLinx Holdings, Inc.*	1,221
1,117	Brady Corp., Class A	31,365
1,108	Briggs & Stratton Corp.	19,191
1,077	Brink’s Co. (The)	23,974
1,024	Builders FirstSource, Inc.*	4,557
292	CAI International, Inc.*	5,802
6,800	Capstone Turbine Corp.*	6,791
210	Cascade Corp.	10,305
592	Casella Waste Systems, Inc., Class A*	2,848
865	CBIZ, Inc.*	4,792
312	CDI Corp.	5,139
163	Ceco Environmental Corp.	1,545
457	Celadon Group, Inc.	7,545
1,230	Cenveo, Inc.*	2,472
553	Ceradyne, Inc.	13,134
681	Chart Industries, Inc.*	47,534
396	CIRCOR International, Inc.	12,613
1,145	CLARCOR, Inc.	55,120
198	Coleman Cable, Inc.	1,877
442	Columbus McKinnon Corp.*	6,550
852	Comfort Systems USA, Inc.	8,793
556	Commercial Vehicle Group, Inc.*	4,698
26	Compx International, Inc.	321
181	Consolidated Graphics, Inc.*	4,849
763	Corporate Executive Board Co. (The)	35,525
221	Courier Corp.	2,480
151	CPI Aerostructures, Inc.*	1,872
237	CRA International, Inc.*	3,756
362	Cubic Corp.	18,277
1,069	Curtiss-Wright Corp.	32,134
1,162	Deluxe Corp.	32,966
824	DigitalGlobe, Inc.*	17,114
697	Dolan Co. (The)*	2,474
639	Dollar Thrifty Automotive Group, Inc.*	55,695
504	Douglas Dynamics, Inc.	7,066
200	DXP Enterprises, Inc.*	9,222
766	Dycom Industries, Inc.*	11,122
307	Dynamic Materials Corp.	4,961
142	Eastern Co. (The)	2,421
336	Echo Global Logistics, Inc.*	5,951
341	Edgen Group, Inc.*	2,534
1,520	EMCOR Group, Inc.	41,998
499	Encore Capital Group, Inc.*	13,987
377	Encore Wire Corp.	10,677
1,001	Energy Recovery, Inc.*	2,523
1,806	EnergySolutions, Inc.*	4,425
561	EnerNOC, Inc.*	5,537
1,092	EnerSys*	40,677
596	Ennis, Inc.	8,696
181	Enphase Energy, Inc.*	898
469	EnPro Industries, Inc.*	17,606
609	ESCO Technologies, Inc.	21,577
698	Esterline Technologies Corp.*	41,740
306	Exponent, Inc.*	15,930
1,417	Federal Signal Corp.*	8,459
1,090	Flow International Corp.*	3,597
663	Forward Air Corp.	22,290
315	Franklin Covey Co.*	3,260
534	Franklin Electric Co., Inc.	28,959
273	FreightCar America, Inc.	4,892
956	FTI Consulting, Inc.*	24,866
3,447	FuelCell Energy, Inc.*	3,413
849	Furmanite Corp.*	4,143
429	G&K Services, Inc., Class A	13,458
712	Genco Shipping & Trading Ltd.*	2,058
1,360	GenCorp, Inc.*	12,417
563	Generac Holdings, Inc.	12,133
923	Genesee & Wyoming, Inc., Class A*	58,666
1,400	Geo Group, Inc. (The)	36,834
344	GeoEye, Inc.*	9,230
696	Gibraltar Industries, Inc.*	7,607

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
392	Global Power Equipment Group, Inc.	$7,644
346	Gorman-Rupp Co. (The)	9,529
337	GP Strategies Corp.*	6,757
226	Graham Corp.	4,296
880	Granite Construction, Inc.	24,262
1,347	Great Lakes Dredge & Dock Corp.	9,847
520	Greenbrier Cos., Inc.*	7,514
1,036	Griffon Corp.	10,018
654	H&E Equipment Services, Inc.*	11,576
266	Hardinge, Inc.	2,391
1,163	Hawaiian Holdings, Inc.*	6,897
1,530	Healthcare Services Group, Inc.	32,390
1,093	Heartland Express, Inc.	14,231
1,200	HEICO Corp.	41,808
410	Heidrick & Struggles International, Inc.	5,051
175	Heritage-Crystal Clean, Inc.*	3,148
1,329	Herman Miller, Inc.	25,995
2,268	Hexcel Corp.*	51,416
519	Hill International, Inc.*	1,977
1,037	HNI Corp.	28,746
406	Houston Wire & Cable Co.	4,454
845	Hub Group, Inc., Class A*	25,434
757	Hudson Global, Inc.*	3,512
147	Hurco Cos., Inc.*	3,041
522	Huron Consulting Group, Inc.*	16,845
454	ICF International, Inc.*	10,006
1,198	II-VI, Inc.*	22,283
723	InnerWorkings, Inc.*	8,712
517	Insperity, Inc.	12,641
403	Insteel Industries, Inc.	4,038
1,334	Interface, Inc.	18,316
726	Interline Brands, Inc.*	18,484
125	International Shipholding Corp.	2,097
207	Intersections, Inc.	2,271
5,323	JetBlue Airways Corp.*	26,083
659	John Bean Technologies Corp.	10,518
266	Kadant, Inc.*	6,046
601	Kaman Corp.	19,713
730	Kaydon Corp.	16,235
611	Kelly Services, Inc., Class A	7,540
424	KEYW Holding Corp. (The)*	4,774
656	Kforce, Inc.*	7,688
742	Kimball International, Inc., Class B	8,333
1,318	Knight Transportation, Inc.	18,847
1,092	Knoll, Inc.	15,878
1,089	Korn/Ferry International*	15,573
914	Kratos Defense & Security Solutions, Inc.*	4,369
208	L.B. Foster Co., Class A	6,687
452	Layne Christensen Co.*	8,787
290	Lindsay Corp.	18,954
205	LMI Aerospace, Inc.*	3,991
445	LSI Industries, Inc.	2,901
389	Lydall, Inc.*	4,991
355	Marten Transport Ltd.	6,262
1,248	MasTec, Inc.*	22,763
564	McGrath RentCorp	14,202
2,198	Meritor, Inc.*	9,825
913	Metalico, Inc.*	2,100
334	Met-Pro Corp.	3,046
197	Michael Baker Corp.*	4,702
426	Middleby Corp.*	49,054
252	Miller Industries, Inc.	3,866
629	Mine Safety Appliances Co.	21,933
356	Mistras Group, Inc.*	7,764
871	Mobile Mini, Inc.*	14,894
1,031	Moog, Inc., Class A*	37,766
618	Mueller Industries, Inc.	26,636
3,569	Mueller Water Products, Inc., Class A	13,669
308	Multi-Color Corp.	6,283
467	MYR Group, Inc.*	9,499
126	NACCO Industries, Inc., Class A	13,406
110	National Presto Industries, Inc.	7,999
1,181	Navigant Consulting, Inc.*	13,050
413	NCI Building Systems, Inc.*	4,440
150	NL Industries, Inc.	1,749
388	NN, Inc.*	3,271
176	Nortek, Inc.*	9,059
214	Northwest Pipe Co.*	5,401
1,668	Odyssey Marine Exploration, Inc.*	6,055
1,082	Old Dominion Freight Line, Inc.*	48,452
63	Omega Flex, Inc.*	671
978	On Assignment, Inc.*	16,147
1,344	Orbital Sciences Corp.*	18,547
618	Orion Marine Group, Inc.*	4,709
799	Pacer International, Inc.*	3,276
198	Park-Ohio Holdings Corp.*	4,259
90	Patrick Industries, Inc.*	1,170
145	Patriot Transportation Holding, Inc.*	3,719
3,527	Pendrell Corp.*	4,232
445	PGT, Inc.*	1,424
392	Pike Electric Corp.*	3,489
473	PMFG, Inc.*	3,406
390	Portfolio Recovery Associates, Inc.*	39,136
204	Powell Industries, Inc.*	7,736
54	Preformed Line Products Co.	3,182
681	Primoris Services Corp.	8,376
114	Proto Labs, Inc.*	3,586
574	Quad/Graphics, Inc.	10,516
487	Quality Distribution, Inc.*	4,738
838	Quanex Building Products Corp.	14,665
431	RailAmerica, Inc.*	11,809
403	Rand Logistics, Inc.*	2,861
826	Raven Industries, Inc.	25,086
505	RBC Bearings, Inc.*	23,225
1,103	Republic Airways Holdings, Inc.*	4,908
968	Resources Connection, Inc.	10,822
656	Rexnord Corp.*	9,873
292	Roadrunner Transportation Systems, Inc.*	5,104
877	Robbins & Myers, Inc.	52,462
482	RPX Corp.*	5,659
758	Rush Enterprises, Inc., Class A*	12,916
365	Saia, Inc.*	7,920
266	Sauer-Danfoss, Inc.	10,143
270	Schawk, Inc.	3,526
7	Seaboard Corp.*	14,624
250	SeaCube Container Leasing Ltd.	4,775
57	SIFCO Industries, Inc.	1,074
911	Simpson Manufacturing Co., Inc.	23,167
1,161	SkyWest, Inc.	10,182
948	Spirit Airlines, Inc.*	18,533
357	Standard Parking Corp.*	8,243
288	Standex International Corp.	12,856
1,733	Steelcase, Inc., Class A	16,810
372	Sterling Construction Co., Inc.*	3,605
471	Sun Hydraulics Corp.	10,904
1,799	Swift Transportation Co.*	14,662
2,566	Swisher Hygiene, Inc.*	4,542
887	Sykes Enterprises, Inc.*	11,966

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
241	Sypris Solutions, Inc.	$1,641
665	TAL International Group, Inc.	22,617
1,265	Taser International, Inc.*	6,768
453	Team, Inc.*	14,165
837	Teledyne Technologies, Inc.*	53,995
429	Tennant Co.	17,997
1,445	Tetra Tech, Inc.*	37,483
280	Textainer Group Holdings Ltd.	9,890
335	Thermon Group Holdings, Inc.*	7,658
962	Titan International, Inc.	20,087
385	Titan Machinery, Inc.*	8,874
293	TMS International Corp., Class A*	2,950
348	TRC Cos., Inc.*	2,422
340	Trex Co., Inc.*	10,455
734	Trimas Corp.*	15,781
920	TrueBlue, Inc.*	14,288
814	Tutor Perini Corp.*	8,637
194	Twin Disc, Inc.	3,591
330	UniFirst Corp.	20,958
927	United Stationers, Inc.	22,424
449	Universal Forest Products, Inc.	17,255
125	Universal Truckload Services, Inc.	1,772
3,698	US Airways Group, Inc.*	39,421
417	US Ecology, Inc.	7,840
1,688	USG Corp.*	34,705
461	Viad Corp.	9,437
448	Vicor Corp.*	2,697
94	VSE Corp.	2,182
1,556	Wabash National Corp.*	10,410
148	WageWorks, Inc.*	2,525
670	Watsco, Inc.	50,558
640	Watts Water Technologies, Inc., Class A	23,456
1,007	Werner Enterprises, Inc.	22,406
402	Wesco Aircraft Holdings, Inc.*	5,604
124	Willis Lease Finance Corp.*	1,535
1,575	Woodward, Inc.	55,015
402	XPO Logistics, Inc.*	5,962
612	Zipcar, Inc.*	4,835
		3,941,976
	Information Technology — 7.4%

1,066	3D Systems Corp.*	46,595
1,265	Accelrys, Inc.*	9,728
906	ACI Worldwide, Inc.*	39,302
885	Active Network, Inc. (The)*	9,965
1,123	Actuate Corp.*	7,850
1,750	Acxiom Corp.*	29,855
1,451	ADTRAN, Inc.	29,441
905	Advanced Energy Industries, Inc.*	11,557
719	Advent Software, Inc.*	17,083
450	Aeroflex Holding Corp.*	3,195
333	Agilysys, Inc.*	2,761
392	Alpha & Omega Semiconductor Ltd.*	3,720
62	Ambient Corp.*	325
534	American Software, Inc., Class A	4,400
1,682	Amkor Technology, Inc.*	7,889
1,605	ANADIGICS, Inc.*	1,878
317	Anaren, Inc.*	6,248
659	Ancestry.com, Inc.*	20,482
810	Angie’s List, Inc.*	7,744
643	Anixter International, Inc.	38,664
1,414	Applied Micro Circuits Corp.*	7,226
2,575	Arris Group, Inc.*	35,097
2,547	Aruba Networks, Inc.*	50,049
2,132	Aspen Technology, Inc.*	51,978
727	ATMI, Inc.*	13,748
138	Audience, Inc.*	2,494
1,014	AuthenTec, Inc.*	8,122
182	AVG Technologies NV*	1,896
1,396	Aviat Networks, Inc.*	3,183
680	Avid Technology, Inc.*	6,263
276	Aware, Inc.	1,637
2,452	Axcelis Technologies, Inc.*	2,575
736	AXT, Inc.*	2,466
331	Badger Meter, Inc.	11,224
1,052	Bankrate, Inc.*	18,073
236	Bazaarvoice, Inc.*	3,502
241	Bel Fuse, Inc., Class B	4,695
1,313	Benchmark Electronics, Inc.*	21,074
399	Black Box Corp.	10,370
1,028	Blackbaud, Inc.	25,063
912	Blucora, Inc.*	14,054
796	Bottomline Technologies, Inc.*	17,862
135	Brightcove, Inc.*	1,744
1,574	Brightpoint, Inc.*	14,119
626	BroadSoft, Inc.*	22,667
1,511	Brooks Automation, Inc.	12,103
537	Cabot Microelectronics Corp.	17,866
607	CACI International, Inc., Class A*	32,408
654	CalAmp Corp.*	4,970
894	Calix, Inc.*	4,747
789	Callidus Software, Inc.*	3,527
257	Carbonite, Inc.*	1,943
1,005	Cardtronics, Inc.*	28,391
212	Cass Information Systems, Inc.	8,484
1,133	Cavium, Inc.*	36,596
529	CEVA, Inc.*	8,527
921	Checkpoint Systems, Inc.*	7,359
1,660	CIBER, Inc.*	5,760
2,259	Ciena Corp.*	30,881
1,469	Cirrus Logic, Inc.*	61,213
976	Cognex Corp.	35,224
539	Coherent, Inc.*	25,382
555	Cohu, Inc.	4,884
1,017	CommVault Systems, Inc.*	51,277
348	Computer Task Group, Inc.*	5,568
805	comScore, Inc.*	11,367
409	Comtech Telecommunications Corp.	11,501
4,990	Comverse Technology, Inc.*	29,940
693	Constant Contact, Inc.*	13,548
2,658	Convergys Corp.	41,226
766	Cornerstone OnDemand, Inc.*	20,536
643	CoStar Group, Inc.*	52,244
844	Cray, Inc.*	9,630
774	CSG Systems International, Inc.*	16,417
776	CTS Corp.	7,644
705	Cymer, Inc.*	39,973
823	Daktronics, Inc.	7,868
347	Datalink Corp.*	2,897
967	DealerTrack Holdings, Inc.*	26,776
501	Deltek, Inc.*	6,483
682	Demand Media, Inc.*	6,922
149	Demandware, Inc.*	3,874
1,039	Dice Holdings, Inc.*	8,291
587	Digi International, Inc.*	6,064
162	Digimarc Corp.	3,522
841	Digital River, Inc.*	14,011
809	Diodes, Inc.*	14,958
498	DSP Group, Inc.*	2,854
418	DTS, Inc.*	9,376
2,419	EarthLink, Inc.	16,159

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
644	Ebix, Inc.	$15,450
865	Echelon Corp.*	2,880
427	Electro Rent Corp.	7,310
522	Electro Scientific Industries, Inc.	6,400
1,057	Electronics for Imaging, Inc.*	16,331
573	Ellie Mae, Inc.*	14,766
1,977	Emulex Corp.*	13,542
3,127	Entegris, Inc.*	27,486
2,004	Entropic Communications, Inc.*	10,882
473	Envestnet, Inc.*	5,458
177	Envivio, Inc.*	466
111	EPAM Systems, Inc.*	1,942
718	EPIQ Systems, Inc.	8,415
90	ePlus, Inc.*	3,064
1,156	Euronet Worldwide, Inc.*	20,531
222	ExactTarget, Inc.*	4,700
847	Exar Corp.*	6,446
532	ExlService Holdings, Inc.*	13,710
2,145	Extreme Networks*	7,636
503	Fabrinet*	6,026
781	Fair Isaac Corp.	33,357
721	FalconStor Software, Inc.*	1,319
385	FARO Technologies, Inc.*	15,188
864	FEI Co.	46,405
2,079	Finisar Corp.*	28,565
1,372	First Solar, Inc.*	27,426
1,130	FormFactor, Inc.*	5,752
321	Forrester Research, Inc.	9,399
893	FSI International, Inc.*	5,510
1,498	Global Cash Access Holdings, Inc.*	11,490
525	Globecomm Systems, Inc.*	6,253
1,231	Glu Mobile, Inc.*	6,217
664	GSI Group, Inc.*	5,976
469	GSI Technology, Inc.*	2,082
2,696	GT Advanced Technologies, Inc.*	15,637
326	Guidance Software, Inc.*	3,420
441	Guidewire Software, Inc.*	12,591
560	Hackett Group, Inc. (The)*	2,100
2,678	Harmonic, Inc.*	12,238
883	Heartland Payment Systems, Inc.	26,826
732	Higher One Holdings, Inc.*	9,026
718	Hittite Microwave Corp.*	37,602
732	iGATE Corp.*	11,793
704	Imation Corp.*	4,020
640	Immersion Corp.*	3,674
222	Imperva, Inc.*	6,724
2,499	Infinera Corp.*	14,194
177	Infoblox, Inc.*	3,857
506	Innodata, Inc.*	2,085
533	Inphi Corp.*	6,332
1,012	Insight Enterprises, Inc.*	18,176
3,241	Integrated Device Technology, Inc.*	17,242
622	Integrated Silicon Solution, Inc.*	6,164
334	Interactive Intelligence Group, Inc.*	9,873
1,010	InterDigital, Inc.	34,087
1,367	Intermec, Inc.*	8,093
315	Intermolecular, Inc.*	2,331
1,208	Internap Network Services Corp.*	8,698
1,576	International Rectifier Corp.*	27,438
2,903	Intersil Corp., Class A	25,633
530	Intevac, Inc.*	3,286
831	IntraLinks Holdings, Inc.*	4,504
829	InvenSense, Inc.*	10,429
1,183	Ipass, Inc.*	2,153
961	Ixia*	14,261
559	IXYS Corp.*	5,439
1,054	j2 Global, Inc.	31,061
969	JDA Software Group, Inc.*	29,845
369	Jive Software, Inc.*	5,568
1,023	Kemet Corp.*	4,767
623	Kenexa Corp.*	28,558
238	Key Tronic Corp.*	2,580
358	Keynote Systems, Inc.	4,701
1,252	KIT Digital, Inc.*	4,069
1,522	Kopin Corp.*	5,312
336	KVH Industries, Inc.*	4,556
2,687	Lattice Semiconductor Corp.*	10,452
1,370	Limelight Networks, Inc.*	3,165
1,282	Lionbridge Technologies, Inc.*	4,500
537	Liquidity Services, Inc.*	28,133
494	Littelfuse, Inc.	25,337
1,254	LivePerson, Inc.*	20,691
503	LogMeIn, Inc.*	11,056
250	Loral Space & Communications, Inc.	18,355
1,116	LTX-Credence Corp.*	6,350
138	M/A-COM Technology Solutions Holdings, Inc.*	1,590
463	Manhattan Associates, Inc.*	23,419
526	Mantech International Corp., Class A	11,782
516	Marchex, Inc., Class B	1,749
502	Market Leader, Inc.*	2,525
231	Mattersight Corp.*	1,282
1,332	Mattson Technology, Inc.*	1,251
773	MAXIMUS, Inc.	42,043
504	MaxLinear, Inc., Class A*	2,878
664	Maxwell Technologies, Inc.*	5,053
344	Measurement Specialties, Inc.*	11,173
421	MeetMe, Inc.*	1,031
5,258	MEMC Electronic Materials, Inc.*	14,091
2,122	Mentor Graphics Corp.*	35,077
705	Mercury Computer Systems, Inc.*	6,881
59	Mesa Laboratories, Inc.	2,775
843	Methode Electronics, Inc.	7,916
1,106	Micrel, Inc.	10,994
2,024	Microsemi Corp.*	40,298
194	MicroStrategy, Inc., Class A*	24,349
260	Millennial Media, Inc.*	2,998
823	Mindspeed Technologies, Inc.*	2,132
1,089	MIPS Technologies, Inc.*	7,231
1,197	MKS Instruments, Inc.	32,451
899	ModusLink Global Solutions, Inc.*	2,742
489	MoneyGram International, Inc.*	7,800
695	Monolithic Power Systems, Inc.*	14,984
833	Monotype Imaging Holdings, Inc.*	12,570
2,762	Monster Worldwide, Inc.*	19,251
766	MoSys, Inc.*	2,612
894	Move, Inc.*	6,955
366	MTS Systems Corp.	18,596
200	Multi-Fineline Electronix, Inc.*	4,900
535	Nanometrics, Inc.*	8,148
512	Neonode, Inc.*	2,038
445	NeoPhotonics Corp.*	2,470
865	NETGEAR, Inc.*	31,633
837	Netscout Systems, Inc.*	19,879
870	Newport Corp.*	10,814
1,468	NIC, Inc.	21,183
228	Numerex Corp., Class A*	2,376
110	NVE Corp.*	6,183
1,663	Oclaro, Inc.*	4,274
1,534	OCZ Technology Group, Inc.*	8,682
1,193	OmniVision Technologies, Inc.*	19,386
514	OpenTable, Inc.*	21,819

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
434	Oplink Communications, Inc.*	$6,974
340	OPNET Technologies, Inc.	10,615
452	OSI Systems, Inc.*	33,493
2,724	Parametric Technology Corp.*	57,885
474	Park Electrochemical Corp.	12,315
1,729	Parkervision, Inc.*	3,977
203	PC Connection, Inc.	2,475
421	PC-Tel, Inc.	2,652
550	PDF Solutions, Inc.*	6,627
392	Pegasystems, Inc.	10,596
728	Perficient, Inc.*	7,797
538	Pericom Semiconductor Corp.*	4,320
302	Pervasive Software, Inc.*	2,513
1,376	Photronics, Inc.*	8,077
968	Plantronics, Inc.	34,519
797	Plexus Corp.*	23,822
1,019	PLX Technology, Inc.*	5,808
647	Power Integrations, Inc.	22,412
1,528	Power-One, Inc.*	9,382
477	PRGX Global, Inc.*	3,873
439	Procera Networks, Inc.*	9,302
1,432	Progress Software Corp.*	27,537
144	Proofpoint, Inc.*	1,869
498	PROS Holdings, Inc.*	8,605
142	QAD, Inc., Class A*	1,739
1,944	QLIK Technologies, Inc.*	41,116
2,220	QLogic Corp.*	27,017
5,337	Quantum Corp.*	8,539
1,276	Quest Software, Inc.*	35,664
1,003	QuickLogic Corp.*	2,688
745	QuinStreet, Inc.*	6,385
521	Radisys Corp.*	1,902
2,515	Rambus, Inc.*	10,764
1,002	RealD, Inc.*	9,930
498	RealNetworks, Inc.*	3,954
816	RealPage, Inc.*	20,816
814	Responsys, Inc.*	7,806
6,336	RF Micro Devices, Inc.*	23,760
293	Richardson Electronics Ltd.	3,507
650	Rofin-Sinar Technologies, Inc.*	14,124
371	Rogers Corp.*	14,762
243	Rosetta Stone, Inc.*	2,797
388	Rubicon Technology, Inc.*	3,267
732	Rudolph Technologies, Inc.*	6,837
679	Saba Software, Inc.*	6,383
1,857	Sanmina-SCI Corp.*	16,044
311	Sapiens International Corp. NV*	1,166
2,806	Sapient Corp.*	28,369
628	ScanSource, Inc.*	18,991
407	SciQuest, Inc.*	6,858
651	Seachange International, Inc.*	5,312
1,493	Semtech Corp.*	36,608
1,131	ServiceSource International, Inc.*	10,473
1,098	ShoreTel, Inc.*	4,392
750	Sigma Designs, Inc.*	5,152
728	Silicon Graphics International Corp.*	6,217
1,896	Silicon Image, Inc.*	8,968
4,846	Sonus Networks, Inc.*	9,353
673	Sourcefire, Inc.*	34,922
1,099	Spansion, Inc., Class A*	12,562
261	Spark Networks, Inc.*	1,475
241	SPS Commerce, Inc.*	8,423
772	SS&C Technologies Holdings, Inc.*	17,123
323	Stamps.com, Inc.*	7,151
807	STEC, Inc.*	5,980
689	STR Holdings, Inc.*	2,198
485	Stratasys, Inc.*	31,360
906	SunPower Corp.*	4,059
663	Super Micro Computer, Inc.*	8,175
235	Supertex, Inc.*	4,063
1,110	Support.com, Inc.*	3,419
467	Sycamore Networks, Inc.*	6,902
948	Symmetricom, Inc.*	5,840
154	Synacor, Inc.*	1,223
767	Synaptics, Inc.*	23,332
630	Synchronoss Technologies, Inc.*	14,496
599	SYNNEX Corp.*	20,683
352	Syntel, Inc.	20,522
1,781	Take-Two Interactive Software, Inc.*	18,255
679	Tangoe, Inc.*	11,000
351	TechTarget, Inc.*	1,973
378	TeleNav, Inc.*	2,283
523	TeleTech Holdings, Inc.*	8,635
8,342	Tellabs, Inc.	29,614
378	Telular Corp.	3,617
123	Tessco Technologies, Inc.	2,331
1,182	Tessera Technologies, Inc.	18,049
2,841	TiVo, Inc.*	25,825
557	TNS, Inc.*	8,138
163	Travelzoo, Inc.*	3,677
3,839	TriQuint Semiconductor, Inc.*	21,345
1,211	TTM Technologies, Inc.*	12,837
686	Tyler Technologies, Inc.*	27,618
239	Ubiquiti Networks, Inc.*	2,873
607	Ultimate Software Group, Inc.*	60,208
530	Ultra Clean Holdings*	3,116
597	Ultratech, Inc.*	19,689
998	Unisys Corp.*	21,088
2,064	United Online, Inc.	10,279
905	Universal Display Corp.*	36,535
1,977	Unwired Planet, Inc.*	3,381
1,711	ValueClick, Inc.*	27,821
642	VASCO Data Security International, Inc.*	6,048
885	Veeco Instruments, Inc.*	30,356
496	Verint Systems, Inc.*	14,200
855	ViaSat, Inc.*	33,088
88	Viasystems Group, Inc.*	1,338
956	VirnetX Holding Corp.*	24,866
424	Virtusa Corp.*	7,166
280	Vishay Precision Group, Inc.*	3,791
778	Vistaprint N.V.*	28,062
470	Vocus, Inc.*	9,127
578	Volterra Semiconductor Corp.*	13,774
799	Web.com Group, Inc.*	13,303
1,154	WebMD Health Corp.*	17,241
848	Websense, Inc.*	13,042
1,107	Westell Technologies, Inc., Class A*	2,369
885	Wright Express Corp.*	58,268
597	XO Group, Inc.*	4,740
192	Yelp, Inc.*	4,224
1,389	Zix Corp.*	3,570
371	Zygo Corp.*	7,186
		4,619,639
	Materials — 2.1%

672	A. Schulman, Inc.	16,323
380	A.M. Castle & Co.*	4,951
205	ADA-ES, Inc.*	4,807
95	AEP Industries, Inc.*	4,783
2,519	AK Steel Holding Corp.	13,149

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
575	AMCOL International Corp.	$17,290
634	American Vanguard Corp.	18,652
455	Arabian American Development Co.*	4,386
667	Balchem Corp.	24,332
2,289	Boise, Inc.	17,236
898	Buckeye Technologies, Inc.	27,227
1,297	Calgon Carbon Corp.*	17,704
1,173	Century Aluminum Co.*	7,308
146	Chase Corp.	2,375
2,248	Chemtura Corp.*	37,159
533	Clearwater Paper Corp.*	20,105
2,048	Coeur d’Alene Mines Corp.*	47,084
248	Deltic Timber Corp.	15,212
1,032	Eagle Materials, Inc.	44,015
1,972	Ferro Corp.*	6,468
1,127	Flotek Industries, Inc.*	13,332
440	FutureFuel Corp.	4,541
1,527	General Moly, Inc.*	4,138
780	Georgia Gulf Corp.	30,919
1,400	Globe Specialty Metals, Inc.	20,426
1,192	Gold Reserve, Inc.*	4,637
680	Gold Resource Corp.	12,893
652	Golden Minerals Co.*	3,488
5,897	Golden Star Resources Ltd.*	8,315
3,815	Graphic Packaging Holding Co.*	21,326
183	GSE Holding, Inc.*	1,501
1,137	H.B. Fuller Co.	34,576
123	Handy & Harman Ltd.*	1,726
209	Hawkins, Inc.	8,072
280	Haynes International, Inc.	13,650
1,392	Headwaters, Inc.*	9,257
6,499	Hecla Mining Co.	35,160
998	Horsehead Holding Corp.*	8,822
496	Innophos Holdings, Inc.	23,456
526	Innospec, Inc.*	16,548
440	Kaiser Aluminum Corp.	24,574
920	KapStone Paper and Packaging Corp.*	18,428
178	KMG Chemicals, Inc.	3,263
473	Koppers Holdings, Inc.	15,330
734	Kraton Performance Polymers, Inc.*	15,744
582	Landec Corp.*	5,704
3,133	Louisiana-Pacific Corp.*	42,045
427	LSB Industries, Inc.*	16,098
465	Materion Corp.	9,877
4,492	McEwen Mining, Inc.*	17,788
265	Metals USA Holdings Corp.*	3,654
2,912	Midway Gold Corp.*	3,989
404	Minerals Technologies, Inc.	27,395
763	Myers Industries, Inc.	11,292
360	Neenah Paper, Inc.	10,048
759	Noranda Aluminum Holding Corp.	4,524
1,825	Olin Corp.	39,110
208	Olympic Steel, Inc.	3,278
738	OM Group, Inc.*	13,609
1,052	Omnova Solutions, Inc.*	8,195
974	P. H. Glatfelter Co.	16,363
2,975	Paramount Gold and Silver Corp.*	7,378
2,041	PolyOne Corp.	32,207
295	Quaker Chemical Corp.	13,880
1,845	Resolute Forest Products*	23,192
581	Revett Minerals, Inc.*	1,801
691	RTI International Metals, Inc.*	14,988
575	Schnitzer Steel Industries, Inc., Class A	15,882
711	Schweitzer-Mauduit International, Inc.	22,951
1,137	Sensient Technologies Corp.	40,762
702	Spartech Corp.*	3,552
191	Stepan Co.	18,244
2,637	Stillwater Mining Co.*	27,768
1,595	SunCoke Energy, Inc.*	25,233
514	Texas Industries, Inc.*	20,025
295	TPC Group, Inc.*	12,104
550	Tredegar Corp.	8,899
268	U.S. Silica Holdings, Inc.*	3,189
125	UFP Technologies, Inc.*	2,113
40	United States Lime & Minerals, Inc.*	1,760
156	Universal Stainless & Alloy*	5,600
1,224	US Antimony Corp.*	3,182
1,325	Vista Gold Corp.*	4,081
1,004	Wausau Paper Corp.	9,016
1,190	Worthington Industries, Inc.	24,871
505	Zep, Inc.	7,307
627	Zoltek Cos., Inc.*	5,348
		1,292,990
	Telecommunication Services — 0.3%

1,611	8x8, Inc.*	9,537
205	Atlantic Tele-Network, Inc.	7,724
360	Boingo Wireless, Inc.*	2,632
618	Cbeyond, Inc.*	5,006
4,492	Cincinnati Bell, Inc.*	21,068
1,067	Cogent Communications Group, Inc.	20,913
912	Consolidated Communications Holdings, Inc.	14,847
471	Fairpoint Communications, Inc.*	3,076
840	General Communication, Inc., Class A*	7,409
233	Hawaiian Telcom Holdco, Inc.*	4,001
307	HickoryTech Corp.	3,214
345	IDT Corp., Class B	3,467
710	inContact, Inc.*	4,047
1,132	Iridium Communications, Inc.*	8,388
1,227	Leap Wireless International, Inc.*	6,712
346	Lumos Networks Corp.	3,003
344	magicJack VocalTec Ltd.*	8,487
640	Neutral Tandem, Inc.*	7,040
338	NTELOS Holdings Corp.	5,803
814	ORBCOMM, Inc.*	2,865
1,140	Premiere Global Services, Inc.*	10,556
277	Primus Telecommunications Group, Inc.	3,972
543	Shenandoah Telecommunications Co.	8,351
1,082	Towerstream Corp.*	4,642
504	USA Mobility, Inc.	5,751
3,625	Vonage Holdings Corp.*	7,758
		190,269
	Utilities — 1.5%

869	ALLETE, Inc.	36,116
555	American DG Energy, Inc.*	1,110
430	American States Water Co.	18,739
170	Artesian Resources Corp., Class A	3,764
2,590	Atlantic Power Corp.	36,545
1,337	Avista Corp.	33,960
1,004	Black Hills Corp.	34,337
296	Cadiz, Inc.*	2,415
955	California Water Service Group	17,467

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
340	CH Energy Group, Inc.	$22,154
218	Chesapeake Utilities Corp.	10,209
1,388	Cleco Corp.	56,811
197	Connecticut Water Service, Inc.	6,077
332	Consolidated Water Co., Ltd.	2,709
155	Delta Natural Gas Co., Inc.	3,053
912	El Paso Electric Co.	30,178
960	Empire District Electric Co. (The)	20,266
345	Genie Energy Ltd., Class B	2,449
17,606	GenOn Energy, Inc.*	44,543
1,141	IDACORP, Inc.	47,294
512	Laclede Group, Inc. (The)	21,632
527	MGE Energy, Inc.	26,055
358	Middlesex Water Co.	6,713
947	New Jersey Resources Corp.	42,435
611	Northwest Natural Gas Co.	30,043
829	NorthWestern Corp.	30,341
405	Ormat Technologies, Inc.	7,691
824	Otter Tail Corp.	18,655
1,633	Piedmont Natural Gas Co., Inc.	50,999
1,815	PNM Resources, Inc.	37,335
1,720	Portland General Electric Co.	46,165
321	SJW Corp.	7,505
693	South Jersey Industries, Inc.	35,080
1,050	Southwest Gas Corp.	44,887
1,154	UIL Holdings Corp.	40,598
313	Unitil Corp.	8,263
917	UNS Energy Corp.	36,735
1,174	WGL Holdings, Inc.	45,833
292	York Water Co.	5,160
		972,321
	Total Common Stocks (Cost $25,417,700)	26,595,644

	Investment Company (a) — 0.0%‡
	Financials — 0.0%‡

195	Firsthand Technology Value Fund, Inc.*	3,129

	Total Investment Company (Cost $3,709)	3,129

No. of Rights
	Rights — 0.0%‡
496	Hampton Roads Bankshares, Inc., expiring 09/05/12 at $0.70*^	2,532
	Total Rights (Cost $1,594)	2,532

No. of Warrants
Warrants — 0.0%
243	Magnum Hunter Resources Corp., expiring 10/14/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) — 6.0%
	Federal Home Loan Bank
$1,935,748	0.00%, due 09/04/12	1,935,748
	U.S. Treasury Bill
1,800,000	0.00%, due 09/27/12	1,799,859
	Total U.S. Government & Agency Securities (Cost $3,735,607)	3,735,607

	Repurchase Agreements (a)(b) — 29.5%
18,457,186	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $18,457,550	18,457,186
	Total Repurchase Agreements (Cost $18,457,186)	18,457,186

	Total Investment Securities (Cost $47,615,796) — 77.9%	48,794,098
	Other assets less liabilities — 22.1%	13,853,232
	Net Assets — 100.0%	$62,647,330

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2012, the value of these securities amounted to $2,532 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $27,670,592.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,289,023
Aggregate gross unrealized depreciation	(1,658,952)
Net unrealized appreciation	$630,071
Federal income tax cost of investments	$48,164,027

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	94	09/21/12	$7,621,520	$148,761

Cash collateral in the amount of $503,200 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$1,126,257	$310,457

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	33,890,443	2,050,973

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	6,719,494	5,920

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	681,736	299,905

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	1,342,835	405,747

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	22,991,340	1,988,354

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	86,996,438	7,993,935

		$13,055,291

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Value

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 40.5%
	Consumer Discretionary — 3.1%

5	Aaron’s, Inc.	$149
24	Abercrombie & Fitch Co., Class A	864
12	American Eagle Outfitters, Inc.	267
5	AutoNation, Inc.*	201
75	Best Buy Co., Inc.	1,330
50	Cablevision Systems Corp., Class A	747
52	CarMax, Inc.*	1,591
116	Carnival Corp.	4,023
150	CBS Corp. (Non-Voting), Class B	5,451
14	Chico’s FAS, Inc.	265
7	Choice Hotels International, Inc.	221
5	Clear Channel Outdoor Holdings, Inc., Class A*	26
394	Comcast Corp., Class A	13,211
72	D.R. Horton, Inc.	1,367
4	Deckers Outdoor Corp.*	198
18	DeVry, Inc.	348
8	Dillard’s, Inc., Class A	601
13	DISH Network Corp., Class A	416
19	DreamWorks Animation SKG, Inc., Class A*	322
1	DSW, Inc., Class A	64
9	Expedia, Inc.	462
34	Foot Locker, Inc.	1,175
1,049	Ford Motor Co.	9,798
35	GameStop Corp., Class A	668
66	Gannett Co., Inc.	1,007
28	Garmin Ltd.	1,130
214	General Motors Co.*	4,569
18	Guess?, Inc.	469
29	H&R Block, Inc.	480
20	Harman International Industries, Inc.	921
3	Hasbro, Inc.	113
1	HomeAway, Inc.*	24
13	Hyatt Hotels Corp., Class A*	493
33	International Game Technology	406
117	Interpublic Group of Cos., Inc. (The)	1,245
45	J.C. Penney Co., Inc.	1,174
17	Jarden Corp.	822
7	John Wiley & Sons, Inc., Class A	345
190	Johnson Controls, Inc.	5,170
63	Kohl’s Corp.	3,289
3	Lamar Advertising Co., Class A*	99
28	Lear Corp.	1,087
39	Leggett & Platt, Inc.	926
45	Lennar Corp., Class A	1,459
134	Liberty Interactive Corp., Class A*	2,444
28	Liberty Media Corp. - Liberty Capital, Class A*	2,920
8	Liberty Ventures*	354
291	Lowe’s Cos., Inc.	8,288
100	Macy’s, Inc.	4,031
16	Madison Square Garden Co. (The), Class A*	675
6	Marriott International, Inc., Class A	226
22	Mattel, Inc.	773
111	MGM Resorts International*	1,094
16	Mohawk Industries, Inc.*	1,153
81	Newell Rubbermaid, Inc.	1,452
384	News Corp., Class A	8,982
17	Penn National Gaming, Inc.*	668
96	PulteGroup, Inc.*	1,313
2	PVH Corp.	188
14	Regal Entertainment Group, Class A	195
42	Royal Caribbean Cruises Ltd.	1,135
3	Sally Beauty Holdings, Inc.*	82
10	Sears Holdings Corp.*	527
61	Service Corp. International	795
24	Signet Jewelers Ltd.	1,101
193	Staples, Inc.	2,108
175	Target Corp.	11,216
104	Thomson Reuters Corp.	2,959
11	Thor Industries, Inc.	346
6	Tiffany & Co.	372
269	Time Warner, Inc.	11,177
40	Toll Brothers, Inc.*	1,309
28	TRW Automotive Holdings Corp.*	1,224
14	Visteon Corp.*	644
316	Walt Disney Co. (The)	15,632
1	Washington Post Co. (The), Class B	352
78	Wendy’s Co. (The)	333
22	Whirlpool Corp.	1,660
11	Williams-Sonoma, Inc.	451
		157,172
	Consumer Staples — 3.0%

128	Altria Group, Inc.	4,347
184	Archer-Daniels-Midland Co.	4,922
28	Avon Products, Inc.	433
44	Beam, Inc.	2,568
5	Brown-Forman Corp., Class B	321
41	Bunge Ltd.	2,610
10	Campbell Soup Co.	351
15	Church & Dwight Co., Inc.	821
34	Clorox Co. (The)	2,474
78	Coca-Cola Enterprises, Inc.	2,303
11	Colgate-Palmolive Co.	1,169
116	ConAgra Foods, Inc.	2,913
41	Constellation Brands, Inc., Class A*	1,351
286	CVS Caremark Corp.	13,027
7	Dean Foods Co.*	115
18	Energizer Holdings, Inc.	1,240
39	General Mills, Inc.	1,534
6	Green Mountain Coffee Roasters, Inc.*	146
34	H. J. Heinz Co.	1,894
5	Hillshire Brands Co. (The)	130
16	Hormel Foods Corp.	460
17	Ingredion, Inc.	915
31	J.M. Smucker Co. (The)	2,634
4	Kellogg Co.	203
12	Kimberly-Clark Corp.	1,003
470	Kraft Foods, Inc., Class A	19,519
36	Molson Coors Brewing Co., Class B	1,603
39	Philip Morris International, Inc.	3,483
711	Procter & Gamble Co. (The)	47,772
15	Ralcorp Holdings, Inc.*	1,064
61	Reynolds American, Inc.	2,812
58	Safeway, Inc.	908
43	Smithfield Foods, Inc.*	831
78	Sysco Corp.	2,363
81	Tyson Foods, Inc., Class A	1,268
241	Walgreen Co.	8,618
100	Wal-Mart Stores, Inc.	7,260
		147,385
	Energy — 6.8%

62	Alpha Natural Resources, Inc.*	368
140	Anadarko Petroleum Corp.	9,698
109	Apache Corp.	9,347

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11	Atwood Oceanics, Inc.*	$509
123	Baker Hughes, Inc.	5,609
16	Cameron International Corp.*	875
21	Cheniere Energy, Inc.*	310
185	Chesapeake Energy Corp.	3,580
552	Chevron Corp.	61,912
24	Cimarex Energy Co.	1,373
3	Cobalt International Energy, Inc.*	68
354	ConocoPhillips	20,104
64	CONSOL Energy, Inc.	1,933
109	Denbury Resources, Inc.*	1,688
113	Devon Energy Corp.	6,535
19	Diamond Offshore Drilling, Inc.	1,273
20	Energen Corp.	1,021
37	EQT Corp.	1,997
35	EXCO Resources, Inc.	240
1,308	Exxon Mobil Corp.	114,188
176	Halliburton Co.	5,766
21	Helmerich & Payne, Inc.	958
85	Hess Corp.	4,295
58	HollyFrontier Corp.	2,337
197	Marathon Oil Corp.	5,481
95	Marathon Petroleum Corp.	4,916
66	McDermott International, Inc.*	735
54	Murphy Oil Corp.	2,772
81	Nabors Industries Ltd.*	1,196
92	National Oilwell Varco, Inc.	7,250
38	Newfield Exploration Co.*	1,240
39	Noble Energy, Inc.	3,428
227	Occidental Petroleum Corp.	19,297
2	Oil States International, Inc.*	156
44	Patterson-UTI Energy, Inc.	668
76	Peabody Energy Corp.	1,644
175	Phillips 66	7,350
6	Pioneer Natural Resources Co.	584
36	Plains Exploration & Production Co.*	1,416
50	QEP Resources, Inc.	1,434
35	Rowan Cos. plc, Class A*	1,231
2	RPC, Inc.	24
137	SandRidge Energy, Inc.*	900
3	SEACOR Holdings, Inc.*	258
3	SM Energy Co.	142
64	Southwestern Energy Co.*	1,992
183	Spectra Energy Corp.	5,172
4	Sunoco, Inc.	189
44	Superior Energy Services, Inc.*	914
10	Teekay Corp.	296
39	Tesoro Corp.	1,550
14	Tidewater, Inc.	664
43	Ultra Petroleum Corp.*	884
14	Unit Corp.*	557
155	Valero Energy Corp.	4,845
28	Whiting Petroleum Corp.*	1,247
14	World Fuel Services Corp.	521
56	WPX Energy, Inc.*	874
		337,811
	Financials — 10.7%

95	ACE Ltd.	7,004
4	Affiliated Managers Group, Inc.*	470
131	Aflac, Inc.	6,050
11	Alexander & Baldwin, Inc.*	326
17	Alexandria Real Estate Equities, Inc. (REIT)	1,256
5	Alleghany Corp.*	1,686
5	Allied World Assurance Co. Holdings AG	393
137	Allstate Corp. (The)	5,107
23	American Campus Communities, Inc. (REIT)	1,072
96	American Capital Agency Corp. (REIT)	3,345
93	American Capital Ltd.*	1,022
100	American Express Co.	5,830
24	American Financial Group, Inc./OH	901
180	American International Group, Inc.*	6,179
2	American National Insurance Co.	141
61	Ameriprise Financial, Inc.	3,349
273	Annaly Capital Management, Inc. (REIT)	4,726
84	Aon plc	4,365
12	Apartment Investment & Management Co., Class A (REIT)	318
34	Arch Capital Group Ltd.*	1,357
69	Ares Capital Corp.	1,192
20	Aspen Insurance Holdings Ltd.	582
49	Associated Banc-Corp	635
23	Assurant, Inc.	811
48	Assured Guaranty Ltd.	634
27	AvalonBay Communities, Inc. (REIT)	3,821
31	Axis Capital Holdings Ltd.	1,056
3,015	Bank of America Corp.	24,090
13	Bank of Hawaii Corp.	601
334	Bank of New York Mellon Corp. (The)	7,528
10	BankUnited, Inc.	252
195	BB&T Corp.	6,150
498	Berkshire Hathaway, Inc., Class B*	42,001
43	BioMed Realty Trust, Inc. (REIT)	797
17	BlackRock, Inc.	2,998
7	BOK Financial Corp.	403
35	Boston Properties, Inc. (REIT)	3,925
40	Brandywine Realty Trust (REIT)	488
15	BRE Properties, Inc. (REIT)	749
30	Brown & Brown, Inc.	787
6	Camden Property Trust (REIT)	417
162	Capital One Financial Corp.	9,158
65	CapitalSource, Inc.	450
46	Capitol Federal Financial, Inc.	546
42	CBL & Associates Properties, Inc. (REIT)	898
3	CBOE Holdings, Inc.	85
301	Charles Schwab Corp. (The)	4,060
287	Chimera Investment Corp. (REIT)	729
76	Chubb Corp. (The)	5,616
41	Cincinnati Financial Corp.	1,585
56	CIT Group, Inc.*	2,115
820	Citigroup, Inc.	24,362
13	City National Corp./CA	668
93	CME Group, Inc.	5,106
7	CNA Financial Corp.	183
55	Comerica, Inc.	1,689
21	Commerce Bancshares, Inc./MO	845
23	CommonWealth REIT (REIT)	344
20	Corporate Office Properties Trust (REIT)	447
15	Cullen/Frost Bankers, Inc.	834
66	DDR Corp. (REIT)	1,005
148	Discover Financial Services	5,732
39	Douglas Emmett, Inc. (REIT)	936
75	Duke Realty Corp. (REIT)	1,087

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
80	E*TRADE Financial Corp.*	$686
40	East West Bancorp, Inc.	878
11	Endurance Specialty Holdings Ltd.	416
2	Equity Lifestyle Properties, Inc. (REIT)	137
77	Equity Residential (REIT)	4,651
15	Everest Re Group Ltd.	1,555
11	Extra Space Storage, Inc. (REIT)	375
4	Federal Realty Investment Trust (REIT)	432
4	Federated Investors, Inc., Class B	85
62	Fidelity National Financial, Inc., Class A	1,168
257	Fifth Third Bancorp	3,891
1	First Citizens BancShares, Inc./NC, Class A	165
71	First Horizon National Corp.	636
99	First Niagara Financial Group, Inc.	781
29	First Republic Bank/CA	948
40	Forest City Enterprises, Inc., Class A*	603
30	Franklin Resources, Inc.	3,522
56	Fulton Financial Corp.	545
148	General Growth Properties, Inc. (REIT)	3,046
137	Genworth Financial, Inc., Class A*	725
138	Goldman Sachs Group, Inc. (The)	14,589
7	Hanover Insurance Group, Inc. (The)	250
123	Hartford Financial Services Group, Inc.	2,205
27	Hatteras Financial Corp. (REIT)	783
28	HCC Insurance Holdings, Inc.	926
109	HCP, Inc. (REIT)	4,999
64	Health Care REIT, Inc. (REIT)	3,740
6	Home Properties, Inc. (REIT)	383
35	Hospitality Properties Trust (REIT)	842
201	Host Hotels & Resorts, Inc. (REIT)	3,075
8	Howard Hughes Corp. (The)*	526
148	Hudson City Bancorp, Inc.	1,064
242	Huntington Bancshares, Inc./OH	1,597
11	Interactive Brokers Group, Inc., Class A	152
125	Invesco Ltd.	2,960
53	Janus Capital Group, Inc.	462
40	Jefferies Group, Inc.	588
12	Jones Lang LaSalle, Inc.	866
1,065	JPMorgan Chase & Co.	39,554
14	Kemper Corp.	428
267	KeyCorp	2,251
19	Kilroy Realty Corp. (REIT)	897
114	Kimco Realty Corp. (REIT)	2,316
39	Legg Mason, Inc.	959
42	Leucadia National Corp.	898
29	Liberty Property Trust (REIT)	1,070
80	Lincoln National Corp.	1,858
87	Loews Corp.	3,537
2	LPL Financial Holdings, Inc.	57
35	M&T Bank Corp.	3,041
37	Macerich Co. (The) (REIT)	2,204
25	Mack-Cali Realty Corp. (REIT)	667
3	Markel Corp.*	1,305
32	Marsh & McLennan Cos., Inc.	1,093
40	MBIA, Inc.*	435
7	Mercury General Corp.	268
238	MetLife, Inc.	8,123
100	MFA Financial, Inc. (REIT)	819
1	Mid-America Apartment Communities, Inc. (REIT)	68
431	Morgan Stanley	6,465
33	NASDAQ OMX Group, Inc. (The)	755
30	National Retail Properties, Inc. (REIT)	932
123	New York Community Bancorp, Inc.	1,631
60	Northern Trust Corp.	2,786
71	NYSE Euronext	1,779
73	Old Republic International Corp.	630
18	PartnerRe Ltd.	1,321
78	People’s United Financial, Inc.	934
48	Piedmont Office Realty Trust, Inc., Class A (REIT)	815
148	PNC Financial Services Group, Inc.	9,200
29	Popular, Inc.*	459
9	Post Properties, Inc. (REIT)	459
84	Principal Financial Group, Inc.	2,305
9	ProAssurance Corp.	803
171	Progressive Corp. (The)	3,340
129	Prologis, Inc. (REIT)	4,408
23	Protective Life Corp.	650
131	Prudential Financial, Inc.	7,141
32	Raymond James Financial, Inc.	1,126
7	Rayonier, Inc. (REIT)	343
37	Realty Income Corp. (REIT)	1,559
10	Regency Centers Corp. (REIT)	490
395	Regions Financial Corp.	2,749
21	Reinsurance Group of America, Inc.	1,234
14	RenaissanceRe Holdings Ltd.	1,081
24	Retail Properties of America, Inc., Class A (REIT)	269
49	Senior Housing Properties Trust (REIT)	1,084
11	Signature Bank/NY*	711
13	Simon Property Group, Inc. (REIT)	2,063
25	SL Green Realty Corp. (REIT)	2,015
136	SLM Corp.	2,142
16	St. Joe Co. (The)*	307
12	StanCorp Financial Group, Inc.	375
137	State Street Corp.	5,699
151	SunTrust Banks, Inc.	3,801
12	SVB Financial Group*	696
220	Synovus Financial Corp.	458
11	Taubman Centers, Inc. (REIT)	880
45	TCF Financial Corp.	500
65	TD Ameritrade Holding Corp.	1,112
22	TFS Financial Corp.*	194
28	Torchmark Corp.	1,433
62	Travelers Cos., Inc. (The)	4,014
530	U.S. Bancorp	17,707
69	UDR, Inc. (REIT)	1,742
80	Unum Group	1,561
22	Validus Holdings Ltd.	737
55	Valley National Bancorp	533
81	Ventas, Inc. (REIT)	5,305
52	Vornado Realty Trust (REIT)	4,221
31	W. R. Berkley Corp.	1,159
30	Washington Federal, Inc.	483
34	Weingarten Realty Investors (REIT)	950
1,371	Wells Fargo & Co.	46,655
102	Weyerhaeuser Co. (REIT)	2,541
2	White Mountains Insurance Group Ltd.	1,041
87	XL Group plc	2,011
52	Zions Bancorp.	1,001
		531,189

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Health Care — 4.7%

23	Abbott Laboratories	$1,507
97	Aetna, Inc.	3,726
22	Alere, Inc.*	413
48	Allscripts Healthcare Solutions, Inc.*	504
4	AMERIGROUP Corp.*	364
13	Baxter International, Inc.	763
4	Becton, Dickinson and Co.	304
6	Bio-Rad Laboratories, Inc., Class A*	602
400	Boston Scientific Corp.*	2,160
43	Bristol-Myers Squibb Co.	1,419
27	Brookdale Senior Living, Inc.*	587
45	Cardinal Health, Inc.	1,780
62	CareFusion Corp.*	1,629
5	Charles River Laboratories International, Inc.*	181
81	Cigna Corp.	3,707
25	Community Health Systems, Inc.*	676
9	Cooper Cos., Inc. (The)	755
15	Covance, Inc.*	717
37	Coventry Health Care, Inc.	1,540
128	Covidien plc	7,174
22	DENTSPLY International, Inc.	798
182	Eli Lilly & Co.	8,174
12	Endo Health Solutions, Inc.*	382
74	Forest Laboratories, Inc.*	2,567
16	HCA Holdings, Inc.	457
72	Health Management Associates, Inc., Class A*	551
23	Health Net, Inc.*	535
11	Henry Schein, Inc.*	845
17	Hill-Rom Holdings, Inc.	471
74	Hologic, Inc.*	1,453
46	Hospira, Inc.*	1,545
46	Humana, Inc.	3,224
595	Johnson & Johnson	40,121
45	Life Technologies Corp.*	2,147
14	LifePoint Hospitals, Inc.*	566
14	MEDNAX, Inc.*	970
272	Medtronic, Inc.	11,059
851	Merck & Co., Inc.	36,635
9	Mylan, Inc.*	212
32	Omnicare, Inc.	1,036
2	Patterson Cos., Inc.	68
32	PerkinElmer, Inc.	874
2,095	Pfizer, Inc.	49,987
66	QIAGEN N.V.*	1,171
39	Quest Diagnostics, Inc.	2,358
13	Sirona Dental Systems, Inc.*	691
20	St. Jude Medical, Inc.	755
23	Stryker Corp.	1,225
11	Teleflex, Inc.	726
109	Tenet Healthcare Corp.*	566
103	Thermo Fisher Scientific, Inc.	5,907
290	UnitedHealth Group, Inc.	15,747
24	Universal Health Services, Inc., Class B	959
24	VCA Antech, Inc.*	464
87	WellPoint, Inc.	5,209
44	Zimmer Holdings, Inc.	2,718
		233,681
	Industrials — 3.7%

20	3M Co.	1,852
1	ACCO Brands Corp.*	7
32	AECOM Technology Corp.*	621
27	AGCO Corp.*	1,136
19	Air Lease Corp.*	392
9	Alliant Techsystems, Inc.	441
29	Avery Dennison Corp.	906
20	Boeing Co. (The)	1,428
16	Carlisle Cos., Inc.	837
10	Chicago Bridge & Iron Co. N.V.	368
17	Cintas Corp.	687
8	CNH Global N.V.*	317
10	Colfax Corp.*	329
7	Con-way, Inc.	212
14	Cooper Industries plc	1,024
2	Copa Holdings S.A., Class A	155
28	Corrections Corp. of America	933
28	Covanta Holding Corp.	479
14	Crane Co.	532
94	CSX Corp.	2,111
107	Danaher Corp.	5,732
86	Delta Air Lines, Inc.*	744
51	Dover Corp.	2,948
4	Dun & Bradstreet Corp. (The)	324
94	Eaton Corp.	4,204
33	Emerson Electric Co.	1,674
5	Engility Holdings, Inc.*	93
3	Equifax, Inc.	137
52	Exelis, Inc.	525
6	Expeditors International of Washington, Inc.	220
83	FedEx Corp.	7,273
1	Flowserve Corp.	128
12	Fluor Corp.	618
37	Fortune Brands Home & Security, Inc.*	944
14	Gardner Denver, Inc.	844
13	GATX Corp.	535
13	General Cable Corp.*	352
89	General Dynamics Corp.	5,830
2,964	General Electric Co.	61,384
33	GrafTech International Ltd.*	309
23	Harsco Corp.	469
30	Hertz Global Holdings, Inc.*	425
3	Hubbell, Inc., Class B	242
14	Huntington Ingalls Industries, Inc.*	561
19	IDEX Corp.	757
7	Illinois Tool Works, Inc.	415
15	Ingersoll-Rand plc	701
3	Iron Mountain, Inc.	98
20	ITT Corp.	398
36	Jacobs Engineering Group, Inc.*	1,423
7	Kansas City Southern	541
8	KAR Auction Services, Inc.*	140
42	KBR, Inc.	1,138
22	Kennametal, Inc.	811
4	Kirby Corp.*	211
27	L-3 Communications Holdings, Inc.	1,897
8	Lockheed Martin Corp.	729
9	Manitowoc Co., Inc. (The)	116
22	Manpower, Inc.	816
11	Matson, Inc.	250
2	MRC Global, Inc.*	44
17	Navistar International Corp.*	374
26	Nielsen Holdings N.V.*	729
1	Nordson Corp.	59
91	Norfolk Southern Corp.	6,594
70	Northrop Grumman Corp.	4,682

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
26	Oshkosh Corp.*	$659
34	Owens Corning*	1,134
77	PACCAR, Inc.	3,073
23	Parker Hannifin Corp.	1,840
28	Pentair, Inc.	1,190
18	Pitney Bowes, Inc.	241
58	Quanta Services, Inc.*	1,392
50	R.R. Donnelley & Sons Co.	549
93	Raytheon Co.	5,256
11	Regal-Beloit Corp.	749
85	Republic Services, Inc.	2,350
14	Ryder System, Inc.	560
18	Shaw Group, Inc. (The)*	757
13	Snap-on, Inc.	903
173	Southwest Airlines Co.	1,547
26	Spirit Aerosystems Holdings, Inc., Class A*	646
10	SPX Corp.	639
48	Stanley Black & Decker, Inc.	3,157
31	Terex Corp.*	684
74	Textron, Inc.	1,977
22	Timken Co.	884
17	Towers Watson & Co., Class A	923
22	Trinity Industries, Inc.	624
9	Triumph Group, Inc.	535
129	Tyco International Ltd.	7,273
21	URS Corp.	765
29	UTi Worldwide, Inc.	398
6	Verisk Analytics, Inc., Class A*	291
1	WABCO Holdings, Inc.*	59
32	Waste Connections, Inc.	926
129	Waste Management, Inc.	4,461
12	WESCO International, Inc.*	693
46	Xylem, Inc.	1,117
		182,457
	Information Technology — 2.7%

118	Activision Blizzard, Inc.	1,388
59	Adobe Systems, Inc.*	1,845
4	Akamai Technologies, Inc.*	150
47	Amdocs Ltd.*	1,515
76	Analog Devices, Inc.	3,020
20	AOL, Inc.*	673
359	Applied Materials, Inc.	4,197
31	Arrow Electronics, Inc.*	1,124
114	Atmel Corp.*	676
4	Avago Technologies Ltd.	146
41	Avnet, Inc.*	1,321
13	AVX Corp.	133
7	Booz Allen Hamilton Holding Corp.	129
59	Broadcom Corp., Class A*	2,096
128	Brocade Communications Systems, Inc.*	742
94	CA, Inc.	2,447
1,499	Cisco Systems, Inc.	28,601
43	Computer Sciences Corp.	1,385
58	Compuware Corp.*	580
30	CoreLogic, Inc.*	738
425	Corning, Inc.	5,096
32	Cree, Inc.*	902
18	Cypress Semiconductor Corp.*	209
412	Dell, Inc.*	4,363
16	Diebold, Inc.	521
6	Dolby Laboratories, Inc., Class A*	199
8	DST Systems, Inc.	407
8	EchoStar Corp., Class A*	216
89	Electronic Arts, Inc.*	1,186
36	Fairchild Semiconductor International, Inc.*	523
70	Fidelity National Information Services, Inc.	2,205
7	Fiserv, Inc.*	499
8	FLIR Systems, Inc.	158
1	Freescale Semiconductor Ltd.*	10
7	Genpact Ltd.*	128
22	Harris Corp.	1,035
553	Hewlett-Packard Co.	9,335
19	IAC/InterActiveCorp	985
43	Ingram Micro, Inc., Class A*	657
362	Intel Corp.	8,988
11	Itron, Inc.*	477
42	Jabil Circuit, Inc.	957
65	JDS Uniphase Corp.*	727
148	Juniper Networks, Inc.*	2,581
47	KLA-Tencor Corp.	2,412
35	Lam Research Corp.*	1,195
20	Lexmark International, Inc., Class A	434
131	Marvell Technology Group Ltd.	1,334
41	Maxim Integrated Products, Inc.	1,113
277	Micron Technology, Inc.*	1,720
39	Molex, Inc.	1,035
33	NetApp, Inc.*	1,139
173	NVIDIA Corp.*	2,427
127	ON Semiconductor Corp.*	791
6	Paychex, Inc.	200
58	PMC-Sierra, Inc.*	339
50	Polycom, Inc.*	521
25	Rovi Corp.*	384
51	SAIC, Inc.	623
68	SanDisk Corp.*	2,803
1	Silicon Laboratories, Inc.*	38
6	Skyworks Solutions, Inc.*	183
190	Symantec Corp.*	3,388
38	Synopsys, Inc.*	1,255
11	Tech Data Corp.*	534
46	Teradyne, Inc.*	719
105	Texas Instruments, Inc.	3,049
6	Total System Services, Inc.	139
4	VeriSign, Inc.*	191
37	Vishay Intertechnology, Inc.*	354
39	Western Digital Corp.*	1,631
377	Xerox Corp.	2,778
341	Yahoo!, Inc.*	4,996
12	Zebra Technologies Corp., Class A*	447
		133,442
	Materials — 1.5%

59	Air Products & Chemicals, Inc.	4,872
11	Albemarle Corp.	602
298	Alcoa, Inc.	2,551
30	Allegheny Technologies, Inc.	889
12	Aptargroup, Inc.	608
22	Ashland, Inc.	1,620
29	Bemis Co., Inc.	878
18	Cabot Corp.	627
11	Carpenter Technology Corp.	520
14	CF Industries Holdings, Inc.	2,898
40	Cliffs Natural Resources, Inc.	1,434
32	Commercial Metals Co.	408
32	Crown Holdings, Inc.*	1,160
13	Cytec Industries, Inc.	890
10	Domtar Corp.	724

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
334	Dow Chemical Co. (The)	$9,790
8	Eastman Chemical Co.	442
266	Freeport-McMoRan Copper & Gold, Inc.	9,605
9	Greif, Inc., Class A	400
53	Huntsman Corp.	762
122	International Paper Co.	4,216
8	Intrepid Potash, Inc.*	179
6	Kronos Worldwide, Inc.	102
83	LyondellBasell Industries N.V., Class A	4,054
6	Martin Marietta Materials, Inc.	458
48	MeadWestvaco Corp.	1,380
15	Molycorp, Inc.*	173
83	Mosaic Co. (The)	4,807
137	Newmont Mining Corp.	6,943
89	Nucor Corp.	3,351
12	Owens-Illinois, Inc.*	210
2	Packaging Corp. of America	64
21	Reliance Steel & Aluminum Co.	1,080
17	Rock-Tenn Co., Class A	1,135
13	Rockwood Holdings, Inc.	615
22	RPM International, Inc.	603
1	Scotts Miracle-Gro Co. (The), Class A	42
54	Sealed Air Corp.	771
28	Sonoco Products Co.	856
11	Southern Copper Corp.	358
48	Steel Dynamics, Inc.	587
18	Tahoe Resources, Inc.*	327
22	Titanium Metals Corp.	269
40	United States Steel Corp.	778
36	Vulcan Materials Co.	1,401
17	Walter Energy, Inc.	556
4	Westlake Chemical Corp.	275
2	WR Grace & Co.*	116
		77,386
	Telecommunication Services — 1.5%

1,640	AT&T, Inc.	60,090
174	CenturyLink, Inc.	7,353
98	Clearwire Corp., Class A*	157
279	Frontier Communications Corp.	1,289
22	Level 3 Communications, Inc.*	474
85	MetroPCS Communications, Inc.*	827
48	NII Holdings, Inc.*	300
839	Sprint Nextel Corp.*	4,069
27	Telephone & Data Systems, Inc.	662
4	United States Cellular Corp.*	152
67	Windstream Corp.	661
		76,034
	Utilities — 2.8%

179	AES Corp. (The)*	2,039
33	AGL Resources, Inc.	1,308
31	Alliant Energy Corp.	1,367
68	Ameren Corp.	2,225
135	American Electric Power Co., Inc.	5,804
49	American Water Works Co., Inc.	1,807
35	Aqua America, Inc.	875
25	Atmos Energy Corp.	874
113	Calpine Corp.*	1,983
120	CenterPoint Energy, Inc.	2,447
73	CMS Energy Corp.	1,684
82	Consolidated Edison, Inc.	4,971
160	Dominion Resources, Inc.	8,397
48	DTE Energy Co.	2,803
197	Duke Energy Corp.	12,762
91	Edison International	3,985
50	Entergy Corp.	3,404
238	Exelon Corp.	8,680
117	FirstEnergy Corp.	5,113
38	Great Plains Energy, Inc.	810
27	Hawaiian Electric Industries, Inc.	716
22	Integrys Energy Group, Inc.	1,188
53	MDU Resources Group, Inc.	1,142
20	National Fuel Gas Co.	998
117	NextEra Energy, Inc.	7,875
79	NiSource, Inc.	1,923
88	Northeast Utilities	3,315
64	NRG Energy, Inc.	1,366
66	NV Energy, Inc.	1,158
28	OGE Energy Corp.	1,513
64	Pepco Holdings, Inc.	1,236
118	PG&E Corp.	5,122
31	Pinnacle West Capital Corp.	1,592
162	PPL Corp.	4,751
142	Public Service Enterprise Group, Inc.	4,496
39	Questar Corp.	770
33	SCANA Corp.	1,563
67	Sempra Energy	4,435
243	Southern Co. (The)	11,015
60	TECO Energy, Inc.	1,042
31	UGI Corp.	945
23	Vectren Corp.	649
35	Westar Energy, Inc.	1,019
64	Wisconsin Energy Corp.	2,429
136	Xcel Energy, Inc.	3,793
		139,389
	Total Common Stocks (Cost $1,977,509)	2,015,946

Principal Amount
	U.S. Government & Agency Security (a) — 8.4%
	Federal Home Loan Bank
$419,614	0.00%, due 09/04/12	419,614
	Total U.S. Government & Agency Security (Cost $419,614)	419,614

	Repurchase Agreements (a)(b) — 26.5%
1,320,517	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,320,544	1,320,517
	Total Repurchase Agreements (Cost $1,320,517)	1,320,517

	Total Investment Securities (Cost $3,717,640) — 75.4%	3,756,077
	Other assets less liabilities — 24.6%	1,225,525
	Net Assets — 100.0%	$4,981,602

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $1,095,807.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(115,595)
Net unrealized depreciation	$(115,595)
Federal income tax cost of investments	$3,871,672

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$204,364	$2,056

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	1,070,337	8,889

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	3,825,360	845,999

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	2,847,618	325,828

		$1,182,772

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Growth

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 55.6%
	Consumer Discretionary — 9.0%

65	Aaron’s, Inc.	$1,942
82	Advance Auto Parts, Inc.	5,832
29	Allison Transmission Holdings, Inc.	515
405	Amazon.com, Inc.*	100,533
64	AMC Networks, Inc., Class A*	2,518
170	American Eagle Outfitters, Inc.	3,781
108	Apollo Group, Inc., Class A*	2,900
138	Ascena Retail Group, Inc.*	2,732
21	AutoNation, Inc.*	844
43	AutoZone, Inc.*	15,551
48	Bally Technologies, Inc.*	2,126
261	Bed Bath & Beyond, Inc.*	17,531
74	Big Lots, Inc.*	2,253
128	BorgWarner, Inc.*	8,804
84	Brinker International, Inc.	2,895
25	Cablevision Systems Corp., Class A	374
47	CarMax, Inc.*	1,438
54	Carter’s, Inc.*	3,008
123	CBS Corp. (Non-Voting), Class B	4,470
55	Charter Communications, Inc., Class A*	4,279
132	Chico’s FAS, Inc.	2,500
36	Chipotle Mexican Grill, Inc.*	10,391
3	Choice Hotels International, Inc.	95
129	Cinemark Holdings, Inc.	3,021
28	Clear Channel Outdoor Holdings, Inc., Class A*	147
322	Coach, Inc.	18,718
1,433	Comcast Corp., Class A	48,048
23	D.R. Horton, Inc.	437
144	Darden Restaurants, Inc.	7,481
27	Deckers Outdoor Corp.*	1,337
368	Delphi Automotive plc*	11,147
104	Dick’s Sporting Goods, Inc.	5,175
734	DIRECTV*	38,234
286	Discovery Communications, Inc., Class A*	15,684
179	DISH Network Corp., Class A	5,726
207	Dollar General Corp.*	10,571
260	Dollar Tree, Inc.*	12,524
35	DSW, Inc., Class A	2,258
80	Dunkin’ Brands Group, Inc.	2,330
61	Expedia, Inc.	3,133
108	Family Dollar Stores, Inc.	6,873
35	Foot Locker, Inc.	1,210
61	Fossil, Inc.*	5,182
340	Gap, Inc. (The)	12,179
9	Garmin Ltd.	363
162	Gentex Corp.	2,838
175	Genuine Parts Co.	11,053
77	GNC Holdings, Inc., Class A	2,991
274	Goodyear Tire & Rubber Co. (The)*	3,343
48	Groupon, Inc.*	199
193	H&R Block, Inc.	3,196
109	Hanesbrands, Inc.*	3,535
259	Harley-Davidson, Inc.	10,868
117	Hasbro, Inc.	4,389
1,715	Home Depot, Inc. (The)	97,326
32	HomeAway, Inc.*	757
166	International Game Technology	2,040
30	Interpublic Group of Cos., Inc. (The)	319
27	ITT Educational Services, Inc.*	864
20	Jarden Corp.	967
23	John Wiley & Sons, Inc., Class A	1,135
19	Kohl’s Corp.	992
74	Lamar Advertising Co., Class A*	2,451
445	Las Vegas Sands Corp.	18,864
294	Liberty Global, Inc., Class A*	16,249
90	Liberty Interactive Corp., Class A*	1,642
8	Liberty Media Corp. - Liberty Capital, Class A*	834
5	Liberty Ventures*	207
271	Limited Brands, Inc.	13,171
165	LKQ Corp.*	6,227
176	Lowe’s Cos., Inc.	5,012
63	Macy’s, Inc.	2,540
4	Madison Square Garden Co. (The), Class A*	169
263	Marriott International, Inc., Class A	9,910
295	Mattel, Inc.	10,366
1,139	McDonald’s Corp.	101,929
313	McGraw-Hill Cos., Inc. (The)	16,026
95	Michael Kors Holdings Ltd.*	5,125
27	Morningstar, Inc.	1,604
62	Netflix, Inc.*	3,703
808	News Corp., Class A	18,899
405	NIKE, Inc., Class B	39,431
176	Nordstrom, Inc.	10,178
5	NVR, Inc.*	4,141
306	Omnicom Group, Inc.	15,719
133	O’Reilly Automotive, Inc.*	11,298
114	Pandora Media, Inc.*	1,367
32	Panera Bread Co., Class A*	4,957
6	Penn National Gaming, Inc.*	236
121	PetSmart, Inc.	8,581
73	Polaris Industries, Inc.	5,489
56	priceline.com, Inc.*	33,856
73	PVH Corp.	6,855
69	Ralph Lauren Corp.	10,947
33	Regal Entertainment Group, Class A	459
254	Ross Stores, Inc.	17,574
163	Sally Beauty Holdings, Inc.*	4,482
95	Scripps Networks Interactive, Inc., Class A	5,614
4,260	Sirius XM Radio, Inc.*	10,778
850	Starbucks Corp.	42,168
222	Starwood Hotels & Resorts Worldwide, Inc.	12,239
41	Target Corp.	2,628
67	Tempur-Pedic International, Inc.*	2,093
73	Tesla Motors, Inc.*	2,082
3	Thor Industries, Inc.	94
119	Tiffany & Co.	7,372
350	Time Warner Cable, Inc.	31,087
830	TJX Cos., Inc.	38,006
81	Tractor Supply Co.	7,734
97	TripAdvisor, Inc.*	3,244
63	Tupperware Brands Corp.	3,369
70	Ulta Salon Cosmetics & Fragrance, Inc.	6,580
87	Under Armour, Inc., Class A*	5,064
119	Urban Outfitters, Inc.*	4,467
98	VF Corp.	14,963
592	Viacom, Inc., Class B	29,606
311	Virgin Media, Inc.	8,574
3	Visteon Corp.*	138
737	Walt Disney Co. (The)	36,459
30	Weight Watchers International, Inc.	1,433
56	Williams-Sonoma, Inc.	2,297
164	Wyndham Worldwide Corp.	8,551
89	Wynn Resorts Ltd.	9,182
516	Yum! Brands, Inc.	32,880
		1,295,102

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Consumer Staples — 7.2%

1,770	Altria Group, Inc.	$60,109
373	Avon Products, Inc.	5,763
148	Brown-Forman Corp., Class B	9,487
154	Campbell Soup Co.	5,412
96	Church & Dwight Co., Inc.	5,255
9	Clorox Co. (The)	655
4,354	Coca-Cola Co. (The)	162,840
25	Coca-Cola Enterprises, Inc.	738
490	Colgate-Palmolive Co.	52,092
486	Costco Wholesale Corp.	47,565
290	CVS Caremark Corp.	13,209
177	Dean Foods Co.*	2,906
237	Dr. Pepper Snapple Group, Inc.	10,620
258	Estee Lauder Cos., Inc. (The), Class A	15,467
126	Flowers Foods, Inc.	2,602
31	Fresh Market, Inc. (The)*	1,789
568	General Mills, Inc.	22,339
131	Green Mountain Coffee Roasters, Inc.*	3,185
223	H. J. Heinz Co.	12,426
131	Herbalife Ltd.	6,339
168	Hershey Co. (The)	12,066
113	Hillshire Brands Co. (The)	2,946
86	Hormel Foods Corp.	2,470
18	Ingredion, Inc.	969
256	Kellogg Co.	12,966
393	Kimberly-Clark Corp.	32,855
103	Kraft Foods, Inc., Class A	4,278
629	Kroger Co. (The)	14,014
146	Lorillard, Inc.	18,324
149	McCormick & Co., Inc. (Non-Voting)	9,155
229	Mead Johnson Nutrition Co.	16,793
162	Monster Beverage Corp.*	9,547
60	Nu Skin Enterprises, Inc., Class A	2,489
1,753	PepsiCo, Inc.	126,970
1,757	Philip Morris International, Inc.	156,900
224	Procter & Gamble Co. (The)	15,050
124	Reynolds American, Inc.	5,716
37	Safeway, Inc.	579
346	Sysco Corp.	10,484
1,495	Wal-Mart Stores, Inc.	108,537
206	Whole Foods Market, Inc.	19,930
		1,023,836
	Energy — 2.2%

20	Atwood Oceanics, Inc.*	926
235	Cabot Oil & Gas Corp.	9,731
212	Cameron International Corp.*	11,598
22	CARBO Ceramics, Inc.	1,548
157	Cheniere Energy, Inc.*	2,317
194	Cobalt International Energy, Inc.*	4,406
117	Concho Resources, Inc.*	10,500
47	Continental Resources, Inc.*	3,481
85	Dresser-Rand Group, Inc.*	4,303
302	EOG Resources, Inc.	32,707
268	FMC Technologies, Inc.*	12,553
49	Golar LNG Ltd.	1,917
330	Halliburton Co.	10,811
25	Helmerich & Payne, Inc.	1,141
548	Kinder Morgan, Inc.	19,602
79	Kosmos Energy Ltd.*	765
21	Laredo Petroleum Holdings, Inc.*	457
109	National Oilwell Varco, Inc.	8,589
44	Noble Energy, Inc.	3,868
121	Oceaneering International, Inc.	6,478
53	Oil States International, Inc.*	4,147
115	Pioneer Natural Resources Co.	11,196
182	Range Resources Corp.	11,865
60	RPC, Inc.	735
1,495	Schlumberger Ltd.	108,208
11	SEACOR Holdings, Inc.*	946
60	SM Energy Co.	2,834
135	Southwestern Energy Co.*	4,202
102	Sunoco, Inc.	4,813
19	Whiting Petroleum Corp.*	846
701	Williams Cos., Inc. (The)	22,621
26	World Fuel Services Corp.	967
		321,078
	Financials — 2.5%

43	Affiliated Managers Group, Inc.*	5,058
3	Alexander & Baldwin, Inc.*	89
21	Allied World Assurance Co. Holdings AG	1,649
10	American Campus Communities, Inc. (REIT)	466
722	American Express Co.	42,093
442	American Tower Corp. (REIT)	31,117
31	Aon plc	1,611
115	Apartment Investment & Management Co., Class A (REIT)	3,045
17	Arch Capital Group Ltd.*	678
133	Arthur J. Gallagher & Co.	4,751
76	BlackRock, Inc.	13,404
28	Boston Properties, Inc. (REIT)	3,140
24	BRE Properties, Inc. (REIT)	1,198
12	Brown & Brown, Inc.	315
68	Camden Property Trust (REIT)	4,721
85	CBOE Holdings, Inc.	2,417
368	CBRE Group, Inc., Class A*	6,370
136	Digital Realty Trust, Inc. (REIT)	10,133
129	Eaton Vance Corp.	3,495
5	Endurance Specialty Holdings Ltd.	189
38	Equity Lifestyle Properties, Inc. (REIT)	2,613
27	Equity Residential (REIT)	1,631
29	Erie Indemnity Co., Class A	1,849
39	Essex Property Trust, Inc. (REIT)	5,927
73	Extra Space Storage, Inc. (REIT)	2,490
56	Federal Realty Investment Trust (REIT)	6,043
86	Federated Investors, Inc., Class B	1,825
36	Franklin Resources, Inc.	4,226
23	Hanover Insurance Group, Inc. (The)	821
33	HCP, Inc. (REIT)	1,513
29	Home Properties, Inc. (REIT)	1,852
82	IntercontinentalExchange, Inc.*	11,209
6	Kilroy Realty Corp. (REIT)	283
128	Lazard Ltd., Class A	3,647
52	Leucadia National Corp.	1,112
49	LPL Financial Holdings, Inc.	1,405
485	Marsh & McLennan Cos., Inc.	16,572
43	Mid-America Apartment Communities, Inc. (REIT)	2,924
220	Moody’s Corp.	8,712
136	MSCI, Inc.*	4,771
87	People’s United Financial, Inc.	1,041
181	Plum Creek Timber Co., Inc. (REIT)	7,408
25	Post Properties, Inc. (REIT)	1,276
160	Public Storage (REIT)	23,290
109	Rayonier, Inc. (REIT)	5,340
61	Regency Centers Corp. (REIT)	2,989

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
154	SEI Investments Co.	$3,350
9	Signature Bank/NY*	582
286	Simon Property Group, Inc. (REIT)	45,388
9	St. Joe Co. (The)*	173
286	T. Rowe Price Group, Inc.	17,572
104	Tanger Factory Outlet Centers (REIT)	3,489
20	Taubman Centers, Inc. (REIT)	1,600
189	Travelers Cos., Inc. (The)	12,236
16	Validus Holdings Ltd.	536
97	Waddell & Reed Financial, Inc., Class A	2,871
193	Weyerhaeuser Co. (REIT)	4,808
		351,313
	Health Care — 6.4%

1,672	Abbott Laboratories	109,583
390	Agilent Technologies, Inc.	14,492
215	Alexion Pharmaceuticals, Inc.*	23,050
340	Allergan, Inc.	29,284
38	AMERIGROUP Corp.*	3,455
284	AmerisourceBergen Corp.	10,940
872	Amgen, Inc.	73,178
186	Ariad Pharmaceuticals, Inc.*	3,824
565	Baxter International, Inc.	33,154
212	Becton, Dickinson and Co.	16,108
268	Biogen Idec, Inc.*	39,286
137	BioMarin Pharmaceutical, Inc.*	5,116
1,719	Bristol-Myers Squibb Co.	56,744
104	Bruker Corp.*	1,260
94	C.R. Bard, Inc.	9,222
209	Cardinal Health, Inc.	8,266
115	Catamaran Corp.*	10,022
494	Celgene Corp.*	35,588
162	Cerner Corp.*	11,849
35	Charles River Laboratories International, Inc.*	1,271
16	Cooper Cos., Inc. (The)	1,342
4	Covance, Inc.*	191
28	Covidien plc	1,569
105	DaVita, Inc.*	10,213
71	DENTSPLY International, Inc.	2,575
128	Edwards Lifesciences Corp.*	13,070
418	Eli Lilly & Co.	18,772
83	Endo Health Solutions, Inc.*	2,641
903	Express Scripts Holding Co.*	56,546
849	Gilead Sciences, Inc.*	48,979
120	HCA Holdings, Inc.	3,426
57	Henry Schein, Inc.*	4,378
62	IDEXX Laboratories, Inc.*	5,894
138	Illumina, Inc.*	5,807
108	Incyte Corp.*	2,161
44	Intuitive Surgical, Inc.*	21,639
693	Johnson & Johnson	46,729
108	Laboratory Corp. of America Holdings*	9,499
19	Life Technologies Corp.*	907
264	McKesson Corp.	22,997
41	Medivation, Inc.*	4,299
71	Medtronic, Inc.	2,887
35	Mettler-Toledo International, Inc.*	5,779
418	Mylan, Inc.*	9,852
95	Myriad Genetics, Inc.*	2,374
72	Onyx Pharmaceuticals, Inc.*	5,178
97	Patterson Cos., Inc.	3,295
105	Perrigo Co.	11,547
21	Quest Diagnostics, Inc.	1,270
87	Regeneron Pharmaceuticals, Inc.*	12,880
160	ResMed, Inc.*	6,011
65	Salix Pharmaceuticals Ltd.*	2,857
12	Sirona Dental Systems, Inc.*	638
271	St. Jude Medical, Inc.	10,233
255	Stryker Corp.	13,581
41	Techne Corp.	2,811
27	Tenet Healthcare Corp.*	140
66	Thoratec Corp.*	2,237
57	United Therapeutics Corp.*	3,085
6	Universal Health Services, Inc., Class B	240
125	Varian Medical Systems, Inc.*	7,349
237	Vertex Pharmaceuticals, Inc.*	12,639
188	Warner Chilcott plc, Class A	2,561
100	Waters Corp.*	8,019
143	Watson Pharmaceuticals, Inc.*	11,633
23	WellPoint, Inc.	1,377
20	Zimmer Holdings, Inc.	1,236
		921,035
	Industrials — 6.7%

699	3M Co.	64,727
270	AMETEK, Inc.	9,264
24	Armstrong World Industries, Inc.	1,055
110	B/E Aerospace, Inc.*	4,429
133	Babcock & Wilcox Co. (The)*	3,281
758	Boeing Co. (The)	54,121
182	C.H. Robinson Worldwide, Inc.	10,303
6	Carlisle Cos., Inc.	314
731	Caterpillar, Inc.	62,376
67	Chicago Bridge & Iron Co. N.V.	2,467
55	Cintas Corp.	2,223
53	Clean Harbors, Inc.*	2,883
11	Colfax Corp.*	362
34	Con-way, Inc.	1,031
123	Cooper Industries plc	8,997
30	Copa Holdings S.A., Class A	2,329
114	Copart, Inc.*	3,045
9	Covanta Holding Corp.	154
788	CSX Corp.	17,699
215	Cummins, Inc.	20,879
222	Danaher Corp.	11,893
446	Deere & Co.	33,499
608	Delta Air Lines, Inc.*	5,259
167	Donaldson Co., Inc.	5,893
34	Dun & Bradstreet Corp. (The)	2,752
691	Emerson Electric Co.	35,048
121	Equifax, Inc.	5,539
215	Expeditors International of Washington, Inc.	7,871
332	Fastenal Co.	14,306
22	FedEx Corp.	1,928
53	Flowserve Corp.	6,766
142	Fluor Corp.	7,313
30	Fortune Brands Home & Security, Inc.*	765
3	General Cable Corp.*	81
68	Graco, Inc.	3,359
158	Hertz Global Holdings, Inc.*	2,240
873	Honeywell International, Inc.	51,027
55	Hubbell, Inc., Class B	4,445
18	IDEX Corp.	718
56	IHS, Inc., Class A*	6,386
450	Illinois Tool Works, Inc.	26,681
275	Ingersoll-Rand plc	12,859
158	Iron Mountain, Inc.	5,182
24	ITT Corp.	478
101	J.B. Hunt Transport Services, Inc.	5,296

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
119	Joy Global, Inc.	$6,352
96	Kansas City Southern	7,424
46	Kirby Corp.*	2,422
53	Landstar System, Inc.	2,505
57	Lennox International, Inc.	2,708
94	Lincoln Electric Holdings, Inc.	3,878
260	Lockheed Martin Corp.	23,696
113	Manitowoc Co., Inc. (The)	1,455
400	Masco Corp.	5,664
3	Matson, Inc.	68
16	MRC Global, Inc.*	353
51	MSC Industrial Direct Co., Inc., Class A	3,534
34	Nielsen Holdings N.V.*	953
67	Nordson Corp.	3,940
90	PACCAR, Inc.	3,592
130	Pall Corp.	7,216
76	Parker Hannifin Corp.	6,079
118	Pitney Bowes, Inc.	1,577
52	Polypore International, Inc.*	1,686
163	Precision Castparts Corp.	26,256
160	Robert Half International, Inc.	4,208
160	Rockwell Automation, Inc.	11,530
163	Rockwell Collins, Inc.	7,966
72	Rollins, Inc.	1,676
109	Roper Industries, Inc.	11,204
13	Snap-on, Inc.	902
167	Southwest Airlines Co.	1,493
30	Spirit Aerosystems Holdings, Inc., Class A*	746
17	SPX Corp.	1,086
95	Stericycle, Inc.*	8,694
19	Textron, Inc.	508
9	Timken Co.	361
67	Toro Co. (The)	2,492
57	TransDigm Group, Inc.*	7,901
19	Triumph Group, Inc.	1,129
534	Union Pacific Corp.	64,849
372	United Continental Holdings, Inc.*	6,863
812	United Parcel Service, Inc., Class B	59,934
105	United Rentals, Inc.*	3,393
1,021	United Technologies Corp.	81,527
26	Valmont Industries, Inc.	3,296
142	Verisk Analytics, Inc., Class A*	6,890
65	W.W. Grainger, Inc.	13,387
67	WABCO Holdings, Inc.*	3,934
8	Waste Connections, Inc.	232
54	Westinghouse Air Brake Technologies Corp.	4,220
23	Xylem, Inc.	559
		951,861
	Information Technology — 18.2%

722	Accenture plc, Class A	44,475
65	Acme Packet, Inc.*	1,241
319	Adobe Systems, Inc.*	9,975
704	Advanced Micro Devices, Inc.*	2,619
186	Akamai Technologies, Inc.*	6,977
56	Alliance Data Systems Corp.*	7,708
362	Altera Corp.	13,513
182	Amphenol Corp., Class A	11,078
28	Analog Devices, Inc.	1,113
104	ANSYS, Inc.*	7,249
24	AOL, Inc.*	808
1,048	Apple, Inc.	697,172
110	Ariba, Inc.*	4,916
42	Atmel Corp.*	249
259	Autodesk, Inc.*	8,042
548	Automatic Data Processing, Inc.	31,828
257	Avago Technologies Ltd.	9,398
181	BMC Software, Inc.*	7,493
383	Broadcom Corp., Class A*	13,608
140	Broadridge Financial Solutions, Inc.	3,315
23	CA, Inc.	599
308	Cadence Design Systems, Inc.*	4,066
209	Citrix Systems, Inc.*	16,237
341	Cognizant Technology Solutions Corp., Class A*	21,919
13	Compuware Corp.*	130
51	Concur Technologies, Inc.*	3,692
100	Cypress Semiconductor Corp.*	1,161
6	Diebold, Inc.	195
33	Dolby Laboratories, Inc., Class A*	1,095
6	DST Systems, Inc.	305
1,298	eBay, Inc.*	61,616
12	EchoStar Corp., Class A*	324
2,353	EMC Corp.*	61,860
54	Equinix, Inc.*	10,673
89	F5 Networks, Inc.*	8,677
472	Facebook, Inc., Class A*	8,534
50	FactSet Research Systems, Inc.	4,613
126	Fiserv, Inc.*	8,985
55	FleetCor Technologies, Inc.*	2,375
140	FLIR Systems, Inc.	2,772
146	Fortinet, Inc.*	3,870
53	Freescale Semiconductor Ltd.*	531
76	Fusion-io, Inc.*	2,130
105	Gartner, Inc.*	5,186
114	Genpact Ltd.*	2,080
88	Global Payments, Inc.	3,665
290	Google, Inc., Class A*	198,676
38	Harris Corp.	1,787
13	IAC/InterActiveCorp	674
121	Informatica Corp.*	3,945
4,189	Intel Corp.	104,013
1,222	International Business Machines Corp.	238,107
329	Intuit, Inc.	19,260
36	IPG Photonics Corp.*	2,214
38	Jabil Circuit, Inc.	866
98	Jack Henry & Associates, Inc.	3,622
65	Lam Research Corp.*	2,218
95	Lender Processing Services, Inc.	2,667
258	Linear Technology Corp.	8,520
69	LinkedIn Corp., Class A*	7,404
638	LSI Corp.*	4,970
122	Mastercard, Inc., Class A	51,594
164	Maxim Integrated Products, Inc.	4,451
217	Microchip Technology, Inc.	7,541
90	MICROS Systems, Inc.*	4,559
8,436	Microsoft Corp.	259,998
327	Motorola Solutions, Inc.	15,585
105	National Instruments Corp.	2,705
178	NCR Corp.*	3,985
273	NetApp, Inc.*	9,424
35	NetSuite, Inc.*	1,991
75	NeuStar, Inc., Class A*	2,818
271	Nuance Communications, Inc.*	6,463
4,282	Oracle Corp.	135,525
339	Paychex, Inc.	11,275
1,921	QUALCOMM, Inc.	118,065
122	Rackspace Hosting, Inc.*	7,318
216	Red Hat, Inc.*	12,105
178	Riverbed Technology, Inc.*	3,558
25	Rovi Corp.*	383
113	SAIC, Inc.	1,380

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
155	Salesforce.com, Inc.*	$22,503
44	Silicon Laboratories, Inc.*	1,683
189	Skyworks Solutions, Inc.*	5,757
69	SolarWinds, Inc.*	3,787
78	Solera Holdings, Inc.	3,208
17	Splunk, Inc.*	585
46	Symantec Corp.*	820
12	Synopsys, Inc.*	396
189	Teradata Corp.*	14,436
25	Teradyne, Inc.*	390
862	Texas Instruments, Inc.	25,032
185	TIBCO Software, Inc.*	5,535
156	Total System Services, Inc.	3,616
140	Trimble Navigation Ltd.*	6,867
44	Vantiv, Inc., Class A*	993
121	VeriFone Systems, Inc.*	4,204
163	VeriSign, Inc.*	7,772
586	Visa, Inc., Class A	75,154
99	VMware, Inc., Class A*	8,815
107	Western Digital Corp.*	4,475
687	Western Union Co. (The)	12,098
296	Xilinx, Inc.	10,037
9	Zebra Technologies Corp., Class A*	336
147	Zynga, Inc., Class A*	412
		2,598,644
	Materials — 2.1%

77	Airgas, Inc.	6,396
56	Albemarle Corp.	3,065
101	Allied Nevada Gold Corp.*	3,291
25	Aptargroup, Inc.	1,266
176	Ball Corp.	7,422
4	Carpenter Technology Corp.	189
175	Celanese Corp.	6,696
16	CF Industries Holdings, Inc.	3,312
37	Compass Minerals International, Inc.	2,657
40	Crown Holdings, Inc.*	1,450
1,050	E.I. du Pont de Nemours & Co.	52,238
140	Eastman Chemical Co.	7,736
291	Ecolab, Inc.	18,633
154	FMC Corp.	8,365
91	International Flavors & Fragrances, Inc.	5,507
29	Intrepid Potash, Inc.*	651
26	LyondellBasell Industries N.V., Class A	1,270
26	Martin Marietta Materials, Inc.	1,986
21	Molycorp, Inc.*	242
598	Monsanto Co.	52,092
10	NewMarket Corp.	2,461
137	Owens-Illinois, Inc.*	2,395
101	Packaging Corp. of America	3,234
171	PPG Industries, Inc.	18,813
335	Praxair, Inc.	35,343
9	Rock-Tenn Co., Class A	601
23	Rockwood Holdings, Inc.	1,089
66	Royal Gold, Inc.	5,809
57	RPM International, Inc.	1,562
42	Scotts Miracle-Gro Co. (The), Class A	1,749
97	Sherwin-Williams Co. (The)	13,879
135	Sigma-Aldrich Corp.	9,589
55	Silgan Holdings, Inc.	2,306
136	Southern Copper Corp.	4,425
53	Steel Dynamics, Inc.	648
20	Tahoe Resources, Inc.*	364
104	Valspar Corp.	5,547
5	Westlake Chemical Corp.	344
76	WR Grace & Co.*	4,390
		299,012
	Telecommunication Services — 1.2%

328	Crown Castle International Corp.*	20,815
94	Level 3 Communications, Inc.*	2,026
136	SBA Communications Corp., Class A*	8,130
169	tw telecom, inc.*	4,250
3,184	Verizon Communications, Inc.	136,721
392	Windstream Corp.	3,869
		175,811
	Utilities — 0.1%

18	Aqua America, Inc.	450
58	ITC Holdings Corp.	4,175
233	ONEOK, Inc.	10,375
45	Questar Corp.	889
		15,889
	Total Common Stocks (Cost $6,120,582)	7,953,581

Principal Amount
	U.S. Government & Agency Security (a) — 11.4%
	Federal Home Loan Bank
$1,632,394	0.00%, due 09/04/12	1,632,394
	Total U.S. Government & Agency Security (Cost $1,632,394)	1,632,394

	Repurchase Agreements (a)(b) — 27.9%
3,998,987	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $3,999,065	3,998,987
	Total Repurchase Agreements (Cost $3,998,987)	3,998,987

	Total Investment Securities (Cost $11,751,963) — 94.9%	13,584,962
	Other assets less liabilities — 5.1%	736,798
	Net Assets — 100.0%	$14,321,760

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $2,979,079.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,682,338
Aggregate gross unrealized depreciation	(225,106)
Net unrealized appreciation	$1,457,232
Federal income tax cost of investments	$12,127,730

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$291,903	$4,462

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	4,729,390	64,347

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	1,340,176	20,175

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	10,044,039	105,859

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	4,286,540	497,848

		$692,691

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Value

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 43.4%
	Consumer Discretionary — 4.0%

21	Aaron’s, Inc.	$627
98	Abercrombie & Fitch Co., Class A	3,527
50	American Eagle Outfitters, Inc.	1,112
19	AutoNation, Inc.*	764
310	Best Buy Co., Inc.	5,499
206	Cablevision Systems Corp., Class A	3,080
215	CarMax, Inc.*	6,577
57	Chico’s FAS, Inc.	1,080
28	Choice Hotels International, Inc.	882
20	Clear Channel Outdoor Holdings, Inc., Class A*	105
296	D.R. Horton, Inc.	5,621
17	Deckers Outdoor Corp.*	842
75	DeVry, Inc.	1,448
34	Dillard’s, Inc., Class A	2,553
51	DISH Network Corp., Class A	1,631
78	DreamWorks Animation SKG, Inc., Class A*	1,324
2	DSW, Inc., Class A	129
38	Expedia, Inc.	1,952
139	Foot Locker, Inc.	4,805
143	GameStop Corp., Class A	2,728
270	Gannett Co., Inc.	4,120
116	Garmin Ltd.	4,681
75	Guess?, Inc.	1,955
118	H&R Block, Inc.	1,954
81	Harman International Industries, Inc.	3,728
13	Hasbro, Inc.	488
4	HomeAway, Inc.*	95
52	Hyatt Hotels Corp., Class A*	1,972
137	International Game Technology	1,684
479	Interpublic Group of Cos., Inc. (The)	5,097
184	J.C. Penney Co., Inc.	4,799
71	Jarden Corp.	3,431
31	John Wiley & Sons, Inc., Class A	1,530
261	Kohl’s Corp.	13,624
12	Lamar Advertising Co., Class A*	397
115	Lear Corp.	4,465
161	Leggett & Platt, Inc.	3,822
186	Lennar Corp., Class A	6,032
551	Liberty Interactive Corp., Class A*	10,050
117	Liberty Media Corp. - Liberty Capital, Class A*	12,201
29	Liberty Ventures*	1,313
413	Macy’s, Inc.	16,648
66	Madison Square Garden Co. (The), Class A*	2,786
23	Marriott International, Inc., Class A	867
89	Mattel, Inc.	3,127
457	MGM Resorts International*	4,506
66	Mohawk Industries, Inc.*	4,755
333	Newell Rubbermaid, Inc.	5,971
1	NVR, Inc.*	828
70	Penn National Gaming, Inc.*	2,750
394	PulteGroup, Inc.*	5,390
6	PVH Corp.	563
60	Regal Entertainment Group, Class A	834
174	Royal Caribbean Cruises Ltd.	4,701
11	Sally Beauty Holdings, Inc.*	303
42	Sears Holdings Corp.*	2,216
250	Service Corp. International	3,260
98	Signet Jewelers Ltd.	4,494
793	Staples, Inc.	8,660
46	Thor Industries, Inc.	1,446
23	Tiffany & Co.	1,425
165	Toll Brothers, Inc.*	5,399
116	TRW Automotive Holdings Corp.*	5,070
57	Visteon Corp.*	2,623
5	Washington Post Co. (The), Class B	1,763
322	Wendy’s Co. (The)	1,375
89	Whirlpool Corp.	6,716
45	Williams-Sonoma, Inc.	1,846
		234,046
	Consumer Staples — 2.1%

114	Avon Products, Inc.	1,761
181	Beam, Inc.	10,563
23	Brown-Forman Corp., Class B	1,442
168	Bunge Ltd.	10,693
43	Campbell Soup Co.	1,511
61	Church & Dwight Co., Inc.	3,339
140	Clorox Co. (The)	10,185
320	Coca-Cola Enterprises, Inc.	9,450
478	ConAgra Foods, Inc.	12,003
170	Constellation Brands, Inc., Class A*	5,600
30	Dean Foods Co.*	493
75	Energizer Holdings, Inc.	5,168
24	Green Mountain Coffee Roasters, Inc.*	583
139	H. J. Heinz Co.	7,745
20	Hillshire Brands Co. (The)	521
66	Hormel Foods Corp.	1,896
69	Ingredion, Inc.	3,714
129	J.M. Smucker Co. (The)	10,961
147	Molson Coors Brewing Co., Class B	6,547
64	Ralcorp Holdings, Inc.*	4,542
238	Safeway, Inc.	3,725
175	Smithfield Foods, Inc.*	3,381
334	Tyson Foods, Inc., Class A	5,230
		121,053
	Energy — 3.9%

253	Alpha Natural Resources, Inc.*	1,503
45	Atwood Oceanics, Inc.*	2,083
66	Cameron International Corp.*	3,611
85	Cheniere Energy, Inc.*	1,255
762	Chesapeake Energy Corp.	14,745
99	Cimarex Energy Co.	5,664
12	Cobalt International Energy, Inc.*	273
262	CONSOL Energy, Inc.	7,912
449	Denbury Resources, Inc.*	6,955
79	Diamond Offshore Drilling, Inc.	5,295
83	Energen Corp.	4,237
151	EQT Corp.	8,148
143	EXCO Resources, Inc.	980
85	Helmerich & Payne, Inc.	3,879
238	HollyFrontier Corp.	9,589
2	Laredo Petroleum Holdings, Inc.*	44
392	Marathon Petroleum Corp.	20,286
271	McDermott International, Inc.*	3,019
223	Murphy Oil Corp.	11,447
334	Nabors Industries Ltd.*	4,933
155	Newfield Exploration Co.*	5,058
159	Noble Energy, Inc.	13,976
9	Oil States International, Inc.*	704
180	Patterson-UTI Energy, Inc.	2,734
313	Peabody Energy Corp.	6,770
23	Pioneer Natural Resources Co.	2,239
148	Plains Exploration & Production Co.*	5,819
205	QEP Resources, Inc.	5,881
143	Rowan Cos. plc, Class A*	5,031
9	RPC, Inc.	110
563	SandRidge Energy, Inc.*	3,699
13	SEACOR Holdings, Inc.*	1,118

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12	SM Energy Co.	$567
263	Southwestern Energy Co.*	8,187
16	Sunoco, Inc.	755
181	Superior Energy Services, Inc.*	3,759
42	Teekay Corp.	1,242
161	Tesoro Corp.	6,398
59	Tidewater, Inc.	2,798
176	Ultra Petroleum Corp.*	3,619
56	Unit Corp.*	2,228
636	Valero Energy Corp.	19,881
116	Whiting Petroleum Corp.*	5,164
56	World Fuel Services Corp.	2,084
229	WPX Energy, Inc.*	3,572
		229,251
	Financials — 13.4%

15	Affiliated Managers Group, Inc.*	1,764
45	Alexander & Baldwin, Inc.*	1,333
71	Alexandria Real Estate Equities, Inc. (REIT)	5,247
19	Alleghany Corp.*	6,406
20	Allied World Assurance Co. Holdings AG	1,571
95	American Campus Communities, Inc. (REIT)	4,429
393	American Capital Agency Corp. (REIT)	13,692
383	American Capital Ltd.*	4,209
98	American Financial Group, Inc./OH	3,681
8	American National Insurance Co.	566
251	Ameriprise Financial, Inc.	13,782
1,121	Annaly Capital Management, Inc. (REIT)	19,405
344	Aon plc	17,874
47	Apartment Investment & Management Co., Class A (REIT)	1,245
138	Arch Capital Group Ltd.*	5,508
285	Ares Capital Corp.	4,922
82	Aspen Insurance Holdings Ltd.	2,385
200	Associated Banc-Corp	2,592
93	Assurant, Inc.	3,278
197	Assured Guaranty Ltd.	2,600
110	AvalonBay Communities, Inc. (REIT)	15,567
126	Axis Capital Holdings Ltd.	4,293
52	Bank of Hawaii Corp.	2,404
40	BankUnited, Inc.	1,010
177	BioMed Realty Trust, Inc. (REIT)	3,280
30	BOK Financial Corp.	1,727
143	Boston Properties, Inc. (REIT)	16,035
165	Brandywine Realty Trust (REIT)	2,013
63	BRE Properties, Inc. (REIT)	3,145
123	Brown & Brown, Inc.	3,228
23	Camden Property Trust (REIT)	1,597
267	CapitalSource, Inc.	1,850
189	Capitol Federal Financial, Inc.	2,243
171	CBL & Associates Properties, Inc. (REIT)	3,654
14	CBOE Holdings, Inc.	398
1,182	Chimera Investment Corp. (REIT)	3,002
168	Cincinnati Financial Corp.	6,495
231	CIT Group, Inc.*	8,723
54	City National Corp./CA	2,773
30	CNA Financial Corp.	784
226	Comerica, Inc.	6,940
86	Commerce Bancshares, Inc./MO	3,460
96	CommonWealth REIT (REIT)	1,437
83	Corporate Office Properties Trust (REIT)	1,856
61	Cullen/Frost Bankers, Inc.	3,392
273	DDR Corp. (REIT)	4,155
161	Douglas Emmett, Inc. (REIT)	3,862
307	Duke Realty Corp. (REIT)	4,452
329	E*TRADE Financial Corp.*	2,820
166	East West Bancorp, Inc.	3,642
45	Endurance Specialty Holdings Ltd.	1,701
8	Equity Lifestyle Properties, Inc. (REIT)	550
61	Everest Re Group Ltd.	6,323
44	Extra Space Storage, Inc. (REIT)	1,501
16	Federal Realty Investment Trust (REIT)	1,727
18	Federated Investors, Inc., Class B	382
256	Fidelity National Financial, Inc., Class A	4,823
1,058	Fifth Third Bancorp	16,018
6	First Citizens BancShares, Inc./NC, Class A	991
291	First Horizon National Corp.	2,607
406	First Niagara Financial Group, Inc.	3,203
117	First Republic Bank/CA	3,825
163	Forest City Enterprises, Inc., Class A*	2,458
231	Fulton Financial Corp.	2,248
607	General Growth Properties, Inc. (REIT)	12,492
565	Genworth Financial, Inc., Class A*	2,989
28	Hanover Insurance Group, Inc. (The)	999
507	Hartford Financial Services Group, Inc.	9,091
112	Hatteras Financial Corp. (REIT)	3,247
116	HCC Insurance Holdings, Inc.	3,837
449	HCP, Inc. (REIT)	20,591
263	Health Care REIT, Inc. (REIT)	15,370
26	Home Properties, Inc. (REIT)	1,660
142	Hospitality Properties Trust (REIT)	3,418
827	Host Hotels & Resorts, Inc. (REIT)	12,653
32	Howard Hughes Corp. (The)*	2,105
608	Hudson City Bancorp, Inc.	4,372
995	Huntington Bancshares, Inc./OH	6,567
46	Interactive Brokers Group, Inc., Class A	636
516	Invesco Ltd.	12,219
217	Janus Capital Group, Inc.	1,892
163	Jefferies Group, Inc.	2,394
50	Jones Lang LaSalle, Inc.	3,607
57	Kemper Corp.	1,744
1,096	KeyCorp	9,239
79	Kilroy Realty Corp. (REIT)	3,730
468	Kimco Realty Corp. (REIT)	9,510
162	Legg Mason, Inc.	3,982
173	Leucadia National Corp.	3,699
119	Liberty Property Trust (REIT)	4,389
328	Lincoln National Corp.	7,616
8	LPL Financial Holdings, Inc.	229
146	M&T Bank Corp.	12,687
152	Macerich Co. (The) (REIT)	9,055
101	Mack-Cali Realty Corp. (REIT)	2,697
11	Markel Corp.*	4,784
163	MBIA, Inc.*	1,773
31	Mercury General Corp.	1,187
411	MFA Financial, Inc. (REIT)	3,366
3	Mid-America Apartment Communities, Inc. (REIT)	204
134	NASDAQ OMX Group, Inc. (The)	3,065
123	National Retail Properties, Inc. (REIT)	3,820
505	New York Community Bancorp, Inc.	6,696
248	Northern Trust Corp.	11,517

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
292	NYSE Euronext	$7,315
298	Old Republic International Corp.	2,572
74	PartnerRe Ltd.	5,432
321	People’s United Financial, Inc.	3,842
199	Piedmont Office Realty Trust, Inc., Class A (REIT)	3,377
118	Popular, Inc.*	1,869
37	Post Properties, Inc. (REIT)	1,889
345	Principal Financial Group, Inc.	9,467
35	ProAssurance Corp.	3,123
703	Progressive Corp. (The)	13,730
530	Prologis, Inc. (REIT)	18,110
93	Protective Life Corp.	2,627
131	Raymond James Financial, Inc.	4,611
29	Rayonier, Inc. (REIT)	1,421
153	Realty Income Corp. (REIT)	6,446
41	Regency Centers Corp. (REIT)	2,009
1,625	Regions Financial Corp.	11,310
85	Reinsurance Group of America, Inc.	4,993
60	RenaissanceRe Holdings Ltd.	4,635
98	Retail Properties of America, Inc., Class A (REIT)	1,100
203	Senior Housing Properties Trust (REIT)	4,490
46	Signature Bank/NY*	2,973
103	SL Green Realty Corp. (REIT)	8,302
561	SLM Corp.	8,836
66	St. Joe Co. (The)*	1,265
51	StanCorp Financial Group, Inc.	1,592
619	SunTrust Banks, Inc.	15,580
51	SVB Financial Group*	2,957
905	Synovus Financial Corp.	1,882
47	Taubman Centers, Inc. (REIT)	3,761
187	TCF Financial Corp.	2,079
267	TD Ameritrade Holding Corp.	4,568
92	TFS Financial Corp.*	813
113	Torchmark Corp.	5,783
285	UDR, Inc. (REIT)	7,196
329	Unum Group	6,419
91	Validus Holdings Ltd.	3,049
227	Valley National Bancorp	2,202
332	Ventas, Inc. (REIT)	21,743
214	Vornado Realty Trust (REIT)	17,370
128	W. R. Berkley Corp.	4,785
123	Washington Federal, Inc.	1,980
139	Weingarten Realty Investors (REIT)	3,882
420	Weyerhaeuser Co. (REIT)	10,462
7	White Mountains Insurance Group Ltd.	3,642
359	XL Group plc	8,300
212	Zions Bancorp.	4,081
		780,081
	Health Care — 3.0%

92	Alere, Inc.*	1,728
197	Allscripts Healthcare Solutions, Inc.*	2,068
17	AMERIGROUP Corp.*	1,546
23	Bio-Rad Laboratories, Inc., Class A*	2,309
1,644	Boston Scientific Corp.*	8,878
112	Brookdale Senior Living, Inc.*	2,434
255	CareFusion Corp.*	6,699
21	Charles River Laboratories International, Inc.*	763
332	Cigna Corp.	15,196
105	Community Health Systems, Inc.*	2,839
38	Cooper Cos., Inc. (The)	3,186
60	Covance, Inc.*	2,867
154	Coventry Health Care, Inc.	6,411
90	DENTSPLY International, Inc.	3,264
50	Endo Health Solutions, Inc.*	1,591
306	Forest Laboratories, Inc.*	10,615
67	HCA Holdings, Inc.	1,913
295	Health Management Associates, Inc., Class A*	2,260
96	Health Net, Inc.*	2,232
45	Henry Schein, Inc.*	3,456
71	Hill-Rom Holdings, Inc.	1,969
304	Hologic, Inc.*	5,967
190	Hospira, Inc.*	6,380
188	Humana, Inc.	13,175
186	Life Technologies Corp.*	8,874
56	LifePoint Hospitals, Inc.*	2,264
57	MEDNAX, Inc.*	3,949
38	Mylan, Inc.*	896
130	Omnicare, Inc.	4,209
8	Patterson Cos., Inc.	272
131	PerkinElmer, Inc.	3,576
271	QIAGEN N.V.*	4,808
161	Quest Diagnostics, Inc.	9,736
52	Sirona Dental Systems, Inc.*	2,763
83	St. Jude Medical, Inc.	3,134
47	Teleflex, Inc.	3,103
448	Tenet Healthcare Corp.*	2,325
97	Universal Health Services, Inc., Class B	3,875
101	VCA Antech, Inc.*	1,953
182	Zimmer Holdings, Inc.	11,244
		176,727
	Industrials — 4.6%

130	AECOM Technology Corp.*	2,521
112	AGCO Corp.*	4,714
78	Air Lease Corp.*	1,608
38	Alliant Techsystems, Inc.	1,862
119	Avery Dennison Corp.	3,716
65	Carlisle Cos., Inc.	3,402
43	Chicago Bridge & Iron Co. N.V.	1,583
70	Cintas Corp.	2,829
32	CNH Global N.V.*	1,267
39	Colfax Corp.*	1,283
29	Con-way, Inc.	879
57	Cooper Industries plc	4,170
7	Copa Holdings S.A., Class A	543
115	Corrections Corp. of America	3,831
116	Covanta Holding Corp.	1,984
56	Crane Co.	2,127
353	Delta Air Lines, Inc.*	3,053
211	Dover Corp.	12,198
17	Dun & Bradstreet Corp. (The)	1,376
388	Eaton Corp.	17,351
19	Engility Holdings, Inc.*	352
14	Equifax, Inc.	641
215	Exelis, Inc.	2,172
23	Expeditors International of Washington, Inc.	842
5	Flowserve Corp.	638
49	Fluor Corp.	2,523
153	Fortune Brands Home & Security, Inc.*	3,902
58	Gardner Denver, Inc.	3,496
54	GATX Corp.	2,223
54	General Cable Corp.*	1,463
135	GrafTech International Ltd.*	1,265
93	Harsco Corp.	1,896
124	Hertz Global Holdings, Inc.*	1,758
12	Hubbell, Inc., Class B	970

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
57	Huntington Ingalls Industries, Inc.*	$2,284
78	IDEX Corp.	3,109
62	Ingersoll-Rand plc	2,899
12	Iron Mountain, Inc.	394
81	ITT Corp.	1,612
148	Jacobs Engineering Group, Inc.*	5,852
28	Kansas City Southern	2,165
33	KAR Auction Services, Inc.*	578
171	KBR, Inc.	4,632
92	Kennametal, Inc.	3,389
17	Kirby Corp.*	895
112	L-3 Communications Holdings, Inc.	7,867
36	Manitowoc Co., Inc. (The)	464
92	Manpower, Inc.	3,414
45	Matson, Inc.	1,021
10	MRC Global, Inc.*	220
71	Navistar International Corp.*	1,561
105	Nielsen Holdings N.V.*	2,944
5	Nordson Corp.	294
105	Oshkosh Corp.*	2,661
140	Owens Corning*	4,670
318	PACCAR, Inc.	12,691
96	Parker Hannifin Corp.	7,678
114	Pentair, Inc.	4,845
75	Pitney Bowes, Inc.	1,002
240	Quanta Services, Inc.*	5,760
207	R.R. Donnelley & Sons Co.	2,273
45	Regal-Beloit Corp.	3,063
349	Republic Services, Inc.	9,650
59	Ryder System, Inc.	2,361
76	Shaw Group, Inc. (The)*	3,198
54	Snap-on, Inc.	3,749
712	Southwest Airlines Co.	6,365
105	Spirit Aerosystems Holdings, Inc., Class A*	2,610
41	SPX Corp.	2,620
197	Stanley Black & Decker, Inc.	12,959
127	Terex Corp.*	2,803
302	Textron, Inc.	8,069
92	Timken Co.	3,695
70	Towers Watson & Co., Class A	3,802
92	Trinity Industries, Inc.	2,607
38	Triumph Group, Inc.	2,258
87	URS Corp.	3,168
119	UTi Worldwide, Inc.	1,634
23	Verisk Analytics, Inc., Class A*	1,116
5	WABCO Holdings, Inc.*	294
134	Waste Connections, Inc.	3,879
50	WESCO International, Inc.*	2,889
190	Xylem, Inc.	4,615
		271,016
	Information Technology — 4.6%

487	Activision Blizzard, Inc.	5,727
16	Akamai Technologies, Inc.*	600
194	Amdocs Ltd.*	6,255
314	Analog Devices, Inc.	12,478
83	AOL, Inc.*	2,795
1,474	Applied Materials, Inc.	17,231
128	Arrow Electronics, Inc.*	4,640
467	Atmel Corp.*	2,769
17	Avago Technologies Ltd.	622
167	Avnet, Inc.*	5,379
55	AVX Corp.	563
28	Booz Allen Hamilton Holding Corp.	514
528	Brocade Communications Systems, Inc.*	3,062
385	CA, Inc.	10,022
179	Computer Sciences Corp.	5,766
237	Compuware Corp.*	2,370
123	CoreLogic, Inc.*	3,026
134	Cree, Inc.*	3,779
72	Cypress Semiconductor Corp.*	836
67	Diebold, Inc.	2,183
24	Dolby Laboratories, Inc., Class A*	796
32	DST Systems, Inc.	1,628
33	EchoStar Corp., Class A*	891
366	Electronic Arts, Inc.*	4,879
146	Fairchild Semiconductor International, Inc.*	2,120
289	Fidelity National Information Services, Inc.	9,103
27	Fiserv, Inc.*	1,925
34	FLIR Systems, Inc.	673
3	Freescale Semiconductor Ltd.*	30
29	Genpact Ltd.*	529
92	Harris Corp.	4,327
77	IAC/InterActiveCorp	3,992
175	Ingram Micro, Inc., Class A*	2,672
46	Itron, Inc.*	1,995
174	Jabil Circuit, Inc.	3,964
266	JDS Uniphase Corp.*	2,977
609	Juniper Networks, Inc.*	10,621
192	KLA-Tencor Corp.	9,852
143	Lam Research Corp.*	4,881
82	Lexmark International, Inc., Class A	1,780
541	Marvell Technology Group Ltd.	5,507
168	Maxim Integrated Products, Inc.	4,560
1,138	Micron Technology, Inc.*	7,067
159	Molex, Inc.	4,221
137	NetApp, Inc.*	4,729
712	NVIDIA Corp.*	9,989
522	ON Semiconductor Corp.*	3,252
25	Paychex, Inc.	831
240	PMC-Sierra, Inc.*	1,404
205	Polycom, Inc.*	2,136
101	Rovi Corp.*	1,549
211	SAIC, Inc.	2,576
280	SanDisk Corp.*	11,542
4	Silicon Laboratories, Inc.*	153
24	Skyworks Solutions, Inc.*	731
782	Symantec Corp.*	13,943
155	Synopsys, Inc.*	5,120
46	Tech Data Corp.*	2,235
189	Teradyne, Inc.*	2,952
26	Total System Services, Inc.	603
15	VeriSign, Inc.*	715
152	Vishay Intertechnology, Inc.*	1,453
161	Western Digital Corp.*	6,733
1,550	Xerox Corp.	11,424
50	Zebra Technologies Corp., Class A*	1,864
		267,541
	Materials — 2.6%

45	Albemarle Corp.	2,463
1,227	Alcoa, Inc.	10,503
123	Allegheny Technologies, Inc.	3,646
51	Aptargroup, Inc.	2,583
90	Ashland, Inc.	6,627
119	Bemis Co., Inc.	3,601
73	Cabot Corp.	2,543
47	Carpenter Technology Corp.	2,221
59	CF Industries Holdings, Inc.	12,214
164	Cliffs Natural Resources, Inc.	5,878
133	Commercial Metals Co.	1,694
130	Crown Holdings, Inc.*	4,712

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
53	Cytec Industries, Inc.	$3,629
42	Domtar Corp.	3,042
32	Eastman Chemical Co.	1,768
36	Greif, Inc., Class A	1,602
220	Huntsman Corp.	3,164
503	International Paper Co.	17,384
32	Intrepid Potash, Inc.*	718
23	Kronos Worldwide, Inc.	390
26	Martin Marietta Materials, Inc.	1,986
199	MeadWestvaco Corp.	5,723
62	Molycorp, Inc.*	714
365	Nucor Corp.	13,742
49	Owens-Illinois, Inc.*	857
9	Packaging Corp. of America	288
86	Reliance Steel & Aluminum Co.	4,423
72	Rock-Tenn Co., Class A	4,807
55	Rockwood Holdings, Inc.	2,604
92	RPM International, Inc.	2,522
6	Scotts Miracle-Gro Co. (The), Class A	250
223	Sealed Air Corp.	3,182
116	Sonoco Products Co.	3,548
198	Steel Dynamics, Inc.	2,420
72	Tahoe Resources, Inc.*	1,310
92	Titanium Metals Corp.	1,126
166	United States Steel Corp.	3,229
149	Vulcan Materials Co.	5,799
72	Walter Energy, Inc.	2,354
18	Westlake Chemical Corp.	1,238
7	WR Grace & Co.*	404
		152,908
	Telecommunication Services — 0.6%

403	Clearwire Corp., Class A*	645
1,149	Frontier Communications Corp.	5,308
91	Level 3 Communications, Inc.*	1,961
349	MetroPCS Communications, Inc.*	3,396
198	NII Holdings, Inc.*	1,236
3,450	Sprint Nextel Corp.*	16,732
109	Telephone & Data Systems, Inc.	2,673
16	United States Cellular Corp.*	607
275	Windstream Corp.	2,714
		35,272
	Utilities — 4.6%

738	AES Corp. (The)*	8,406
135	AGL Resources, Inc.	5,353
128	Alliant Energy Corp.	5,642
279	Ameren Corp.	9,129
203	American Water Works Co., Inc.	7,485
142	Aqua America, Inc.	3,550
104	Atmos Energy Corp.	3,634
465	Calpine Corp.*	8,161
492	CenterPoint Energy, Inc.	10,032
301	CMS Energy Corp.	6,944
196	DTE Energy Co.	11,446
375	Edison International	16,421
204	Entergy Corp.	13,888
157	Great Plains Energy, Inc.	3,347
111	Hawaiian Electric Industries, Inc.	2,945
90	Integrys Energy Group, Inc.	4,859
217	MDU Resources Group, Inc.	4,676
83	National Fuel Gas Co.	4,142
327	NiSource, Inc.	7,959
361	Northeast Utilities	13,599
262	NRG Energy, Inc.	5,591
271	NV Energy, Inc.	4,753
113	OGE Energy Corp.	6,108
263	Pepco Holdings, Inc.	5,079
126	Pinnacle West Capital Corp.	6,473
667	PPL Corp.	19,563
159	Questar Corp.	3,140
135	SCANA Corp.	6,394
277	Sempra Energy	18,337
248	TECO Energy, Inc.	4,305
129	UGI Corp.	3,932
94	Vectren Corp.	2,652
145	Westar Energy, Inc.	4,223
265	Wisconsin Energy Corp.	10,059
560	Xcel Energy, Inc.	15,618
		267,845
	Total Common Stocks (Cost $2,561,991)	2,535,740

Principal Amount
	U.S. Government & Agency Security (a) — 13.0%
	Federal Home Loan Bank
$760,248	0.00%, due 09/04/12	760,248
	Total U.S. Government & Agency Security (Cost $760,248)	760,248

	Repurchase Agreements (a)(b) — 30.6%
1,788,686	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,788,720	1,788,686
	Total Repurchase Agreements (Cost $1,788,686)	1,788,686

	Total Investment Securities (Cost $5,110,925) — 87.0%	5,084,674
	Other assets less liabilities — 13.0%	757,015
	Net Assets — 100.0%	$5,841,689

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $1,771,310.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$151,517
Aggregate gross unrealized depreciation	(285,544)
Net unrealized depreciation	$(134,027)
Federal income tax cost of investments	$5,218,701

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$37,721	$692

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	3,076,179	51,898

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	4,635,589	411,137

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	1,401,125	133,675

		$597,402

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Growth

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 17.9%
	Consumer Discretionary — 4.5%

40	Aaron’s, Inc.	$1,195
51	Advance Auto Parts, Inc.	3,627
18	Allison Transmission Holdings, Inc.	320
40	AMC Networks, Inc., Class A*	1,574
106	American Eagle Outfitters, Inc.	2,357
67	Apollo Group, Inc., Class A*	1,799
86	Ascena Retail Group, Inc.*	1,703
13	AutoNation, Inc.*	523
27	AutoZone, Inc.*	9,764
30	Bally Technologies, Inc.*	1,329
162	Bed Bath & Beyond, Inc.*	10,882
46	Big Lots, Inc.*	1,400
80	BorgWarner, Inc.*	5,502
53	Brinker International, Inc.	1,826
16	Cablevision Systems Corp., Class A	239
29	CarMax, Inc.*	887
34	Carter’s, Inc.*	1,894
34	Charter Communications, Inc., Class A*	2,645
82	Chico’s FAS, Inc.	1,553
22	Chipotle Mexican Grill, Inc.*	6,350
2	Choice Hotels International, Inc.	63
80	Cinemark Holdings, Inc.	1,874
17	Clear Channel Outdoor Holdings, Inc., Class A*	89
14	D.R. Horton, Inc.	266
90	Darden Restaurants, Inc.	4,676
17	Deckers Outdoor Corp.*	842
229	Delphi Automotive plc*	6,936
65	Dick’s Sporting Goods, Inc.	3,234
178	Discovery Communications, Inc., Class A*	9,762
111	DISH Network Corp., Class A	3,551
129	Dollar General Corp.*	6,588
162	Dollar Tree, Inc.*	7,804
22	DSW, Inc., Class A	1,419
50	Dunkin’ Brands Group, Inc.	1,457
38	Expedia, Inc.	1,952
67	Family Dollar Stores, Inc.	4,264
22	Foot Locker, Inc.	761
38	Fossil, Inc.*	3,228
211	Gap, Inc. (The)	7,558
6	Garmin Ltd.	242
100	Gentex Corp.	1,752
109	Genuine Parts Co.	6,884
48	GNC Holdings, Inc., Class A	1,865
170	Goodyear Tire & Rubber Co. (The)*	2,074
30	Groupon, Inc.*	125
120	H&R Block, Inc.	1,987
68	Hanesbrands, Inc.*	2,205
161	Harley-Davidson, Inc.	6,756
73	Hasbro, Inc.	2,738
20	HomeAway, Inc.*	473
103	International Game Technology	1,266
19	Interpublic Group of Cos., Inc. (The)	202
17	ITT Educational Services, Inc.*	544
13	Jarden Corp.	628
14	John Wiley & Sons, Inc., Class A	691
12	Kohl’s Corp.	626
46	Lamar Advertising Co., Class A*	1,524
183	Liberty Global, Inc., Class A*	10,114
56	Liberty Interactive Corp., Class A*	1,021
5	Liberty Media Corp. - Liberty Capital, Class A*	521
4	Liberty Ventures*	163
168	Limited Brands, Inc.	8,165
103	LKQ Corp.*	3,887
39	Macy’s, Inc.	1,572
2	Madison Square Garden Co. (The), Class A*	84
163	Marriott International, Inc., Class A	6,142
184	Mattel, Inc.	6,466
195	McGraw-Hill Cos., Inc. (The)	9,984
59	Michael Kors Holdings Ltd.*	3,183
17	Morningstar, Inc.	1,010
39	Netflix, Inc.*	2,329
110	Nordstrom, Inc.	6,361
3	NVR, Inc.*	2,485
190	Omnicom Group, Inc.	9,760
83	O’Reilly Automotive, Inc.*	7,051
71	Pandora Media, Inc.*	851
20	Panera Bread Co., Class A*	3,098
4	Penn National Gaming, Inc.*	157
76	PetSmart, Inc.	5,390
45	Polaris Industries, Inc.	3,384
45	PVH Corp.	4,226
43	Ralph Lauren Corp.	6,822
21	Regal Entertainment Group, Class A	292
158	Ross Stores, Inc.	10,932
101	Sally Beauty Holdings, Inc.*	2,778
59	Scripps Networks Interactive, Inc., Class A	3,487
2,648	Sirius XM Radio, Inc.*	6,699
138	Starwood Hotels & Resorts Worldwide, Inc.	7,608
41	Tempur-Pedic International, Inc.*	1,281
46	Tesla Motors, Inc.*	1,312
2	Thor Industries, Inc.	63
74	Tiffany & Co.	4,584
50	Tractor Supply Co.	4,774
60	TripAdvisor, Inc.*	2,006
39	Tupperware Brands Corp.	2,086
44	Ulta Salon Cosmetics & Fragrance, Inc.	4,136
54	Under Armour, Inc., Class A*	3,143
74	Urban Outfitters, Inc.*	2,778
61	VF Corp.	9,313
193	Virgin Media, Inc.	5,321
2	Visteon Corp.*	92
19	Weight Watchers International, Inc.	908
35	Williams-Sonoma, Inc.	1,436
102	Wyndham Worldwide Corp.	5,318
56	Wynn Resorts Ltd.	5,778
		346,626
	Consumer Staples — 1.5%

232	Avon Products, Inc.	3,584
91	Brown-Forman Corp., Class B	5,833
96	Campbell Soup Co.	3,373
60	Church & Dwight Co., Inc.	3,284
6	Clorox Co. (The)	437
15	Coca-Cola Enterprises, Inc.	443
110	Dean Foods Co.*	1,806
148	Dr. Pepper Snapple Group, Inc.	6,632
78	Flowers Foods, Inc.	1,611
19	Fresh Market, Inc. (The)*	1,097
81	Green Mountain Coffee Roasters, Inc.*	1,969
139	H. J. Heinz Co.	7,745
81	Herbalife Ltd.	3,920
105	Hershey Co. (The)	7,541
70	Hillshire Brands Co. (The)	1,825
53	Hormel Foods Corp.	1,522
11	Ingredion, Inc.	592

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
391	Kroger Co. (The)	$8,712
91	Lorillard, Inc.	11,421
92	McCormick & Co., Inc. (Non-Voting)	5,652
142	Mead Johnson Nutrition Co.	10,413
100	Monster Beverage Corp.*	5,893
37	Nu Skin Enterprises, Inc., Class A	1,535
23	Safeway, Inc.	360
128	Whole Foods Market, Inc.	12,384
		109,584
	Energy — 1.0%

13	Atwood Oceanics, Inc.*	602
146	Cabot Oil & Gas Corp.	6,046
132	Cameron International Corp.*	7,222
14	CARBO Ceramics, Inc.	985
98	Cheniere Energy, Inc.*	1,446
121	Cobalt International Energy, Inc.*	2,748
72	Concho Resources, Inc.*	6,461
29	Continental Resources, Inc.*	2,148
53	Dresser-Rand Group, Inc.*	2,683
167	FMC Technologies, Inc.*	7,822
30	Golar LNG Ltd.	1,174
15	Helmerich & Payne, Inc.	685
49	Kosmos Energy Ltd.*	474
13	Laredo Petroleum Holdings, Inc.*	283
27	Noble Energy, Inc.	2,373
75	Oceaneering International, Inc.	4,016
33	Oil States International, Inc.*	2,582
72	Pioneer Natural Resources Co.	7,010
113	Range Resources Corp.	7,366
37	RPC, Inc.	453
7	SEACOR Holdings, Inc.*	602
37	SM Energy Co.	1,748
84	Southwestern Energy Co.*	2,615
63	Sunoco, Inc.	2,973
12	Whiting Petroleum Corp.*	534
16	World Fuel Services Corp.	595
		73,646
	Financials — 1.3%

27	Affiliated Managers Group, Inc.*	3,176
2	Alexander & Baldwin, Inc.*	59
13	Allied World Assurance Co. Holdings AG	1,021
6	American Campus Communities, Inc. (REIT)	280
19	Aon plc	987
71	Apartment Investment & Management Co., Class A (REIT)	1,880
11	Arch Capital Group Ltd.*	439
83	Arthur J. Gallagher & Co.	2,965
18	Boston Properties, Inc. (REIT)	2,018
15	BRE Properties, Inc. (REIT)	749
7	Brown & Brown, Inc.	184
42	Camden Property Trust (REIT)	2,916
53	CBOE Holdings, Inc.	1,507
229	CBRE Group, Inc., Class A*	3,964
85	Digital Realty Trust, Inc. (REIT)	6,333
80	Eaton Vance Corp.	2,167
3	Endurance Specialty Holdings Ltd.	114
24	Equity Lifestyle Properties, Inc. (REIT)	1,650
18	Erie Indemnity Co., Class A	1,148
25	Essex Property Trust, Inc. (REIT)	3,800
46	Extra Space Storage, Inc. (REIT)	1,569
35	Federal Realty Investment Trust (REIT)	3,777
53	Federated Investors, Inc., Class B	1,125
14	Hanover Insurance Group, Inc. (The)	500
20	HCP, Inc. (REIT)	917
18	Home Properties, Inc. (REIT)	1,149
51	IntercontinentalExchange, Inc.*	6,972
4	Kilroy Realty Corp. (REIT)	189
80	Lazard Ltd., Class A	2,279
32	Leucadia National Corp.	684
30	LPL Financial Holdings, Inc.	860
27	Mid-America Apartment Communities, Inc. (REIT)	1,836
137	Moody’s Corp.	5,425
85	MSCI, Inc.*	2,982
54	People’s United Financial, Inc.	646
112	Plum Creek Timber Co., Inc. (REIT)	4,584
15	Post Properties, Inc. (REIT)	766
68	Rayonier, Inc. (REIT)	3,331
38	Regency Centers Corp. (REIT)	1,862
96	SEI Investments Co.	2,088
6	Signature Bank/NY*	388
5	St. Joe Co. (The)*	96
178	T. Rowe Price Group, Inc.	10,936
65	Tanger Factory Outlet Centers (REIT)	2,181
13	Taubman Centers, Inc. (REIT)	1,040
10	Validus Holdings Ltd.	335
60	Waddell & Reed Financial, Inc., Class A	1,776
120	Weyerhaeuser Co. (REIT)	2,989
		100,639
	Health Care — 2.3%

242	Agilent Technologies, Inc.	8,993
134	Alexion Pharmaceuticals, Inc.*	14,366
24	AMERIGROUP Corp.*	2,182
176	AmerisourceBergen Corp.	6,780
115	Ariad Pharmaceuticals, Inc.*	2,364
85	BioMarin Pharmaceutical, Inc.*	3,174
65	Bruker Corp.*	787
58	C.R. Bard, Inc.	5,690
71	Catamaran Corp.*	6,188
101	Cerner Corp.*	7,387
22	Charles River Laboratories International, Inc.*	799
10	Cooper Cos., Inc. (The)	838
2	Covance, Inc.*	96
65	DaVita, Inc.*	6,323
44	DENTSPLY International, Inc.	1,596
80	Edwards Lifesciences Corp.*	8,169
51	Endo Health Solutions, Inc.*	1,623
74	HCA Holdings, Inc.	2,113
36	Henry Schein, Inc.*	2,765
38	IDEXX Laboratories, Inc.*	3,612
86	Illumina, Inc.*	3,619
67	Incyte Corp.*	1,341
67	Laboratory Corp. of America Holdings*	5,893
12	Life Technologies Corp.*	573
25	Medivation, Inc.*	2,622
22	Mettler-Toledo International, Inc.*	3,632
260	Mylan, Inc.*	6,128
59	Myriad Genetics, Inc.*	1,474
45	Onyx Pharmaceuticals, Inc.*	3,236
60	Patterson Cos., Inc.	2,038
65	Perrigo Co.	7,148
13	Quest Diagnostics, Inc.	786
54	Regeneron Pharmaceuticals, Inc.*	7,995
99	ResMed, Inc.*	3,719
40	Salix Pharmaceuticals Ltd.*	1,758
7	Sirona Dental Systems, Inc.*	372

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
169	St. Jude Medical, Inc.	$6,381
26	Techne Corp.	1,783
17	Tenet Healthcare Corp.*	88
41	Thoratec Corp.*	1,389
35	United Therapeutics Corp.*	1,894
4	Universal Health Services, Inc., Class B	160
78	Varian Medical Systems, Inc.*	4,586
147	Vertex Pharmaceuticals, Inc.*	7,840
117	Warner Chilcott plc, Class A	1,594
62	Waters Corp.*	4,972
89	Watson Pharmaceuticals, Inc.*	7,240
12	Zimmer Holdings, Inc.	741
		176,847
	Industrials — 2.6%

168	AMETEK, Inc.	5,764
15	Armstrong World Industries, Inc.	660
68	B/E Aerospace, Inc.*	2,738
83	Babcock & Wilcox Co. (The)*	2,048
113	C.H. Robinson Worldwide, Inc.	6,397
4	Carlisle Cos., Inc.	209
42	Chicago Bridge & Iron Co. N.V.	1,546
34	Cintas Corp.	1,374
33	Clean Harbors, Inc.*	1,795
7	Colfax Corp.*	230
21	Con-way, Inc.	637
76	Cooper Industries plc	5,559
19	Copa Holdings S.A., Class A	1,475
71	Copart, Inc.*	1,896
5	Covanta Holding Corp.	85
378	Delta Air Lines, Inc.*	3,270
104	Donaldson Co., Inc.	3,670
21	Dun & Bradstreet Corp. (The)	1,700
75	Equifax, Inc.	3,434
134	Expeditors International of Washington, Inc.	4,906
206	Fastenal Co.	8,877
33	Flowserve Corp.	4,213
88	Fluor Corp.	4,532
18	Fortune Brands Home & Security, Inc.*	459
2	General Cable Corp.*	54
42	Graco, Inc.	2,075
98	Hertz Global Holdings, Inc.*	1,390
34	Hubbell, Inc., Class B	2,748
11	IDEX Corp.	438
35	IHS, Inc., Class A*	3,991
171	Ingersoll-Rand plc	7,996
98	Iron Mountain, Inc.	3,214
15	ITT Corp.	299
63	J.B. Hunt Transport Services, Inc.	3,304
74	Joy Global, Inc.	3,950
60	Kansas City Southern	4,640
29	Kirby Corp.*	1,527
33	Landstar System, Inc.	1,560
36	Lennox International, Inc.	1,710
58	Lincoln Electric Holdings, Inc.	2,392
70	Manitowoc Co., Inc. (The)	902
249	Masco Corp.	3,526
2	Matson, Inc.	45
10	MRC Global, Inc.*	220
32	MSC Industrial Direct Co., Inc., Class A	2,218
21	Nielsen Holdings N.V.*	589
42	Nordson Corp.	2,470
56	PACCAR, Inc.	2,235
81	Pall Corp.	4,496
47	Parker Hannifin Corp.	3,759
73	Pitney Bowes, Inc.	975
32	Polypore International, Inc.*	1,037
100	Robert Half International, Inc.	2,630
99	Rockwell Automation, Inc.	7,134
101	Rockwell Collins, Inc.	4,936
44	Rollins, Inc.	1,024
68	Roper Industries, Inc.	6,990
8	Snap-on, Inc.	555
104	Southwest Airlines Co.	930
19	Spirit Aerosystems Holdings, Inc., Class A*	472
11	SPX Corp.	703
59	Stericycle, Inc.*	5,400
12	Textron, Inc.	321
5	Timken Co.	201
42	Toro Co. (The)	1,562
36	TransDigm Group, Inc.*	4,990
12	Triumph Group, Inc.	713
231	United Continental Holdings, Inc.*	4,262
65	United Rentals, Inc.*	2,100
16	Valmont Industries, Inc.	2,028
88	Verisk Analytics, Inc., Class A*	4,270
41	W.W. Grainger, Inc.	8,444
42	WABCO Holdings, Inc.*	2,466
5	Waste Connections, Inc.	145
34	Westinghouse Air Brake Technologies Corp.	2,657
14	Xylem, Inc.	340
		196,507
	Information Technology — 3.2%

41	Acme Packet, Inc.*	783
438	Advanced Micro Devices, Inc.*	1,629
115	Akamai Technologies, Inc.*	4,314
35	Alliance Data Systems Corp.*	4,818
225	Altera Corp.	8,399
113	Amphenol Corp., Class A	6,878
18	Analog Devices, Inc.	715
65	ANSYS, Inc.*	4,531
15	AOL, Inc.*	505
68	Ariba, Inc.*	3,039
26	Atmel Corp.*	154
161	Autodesk, Inc.*	4,999
160	Avago Technologies Ltd.	5,851
112	BMC Software, Inc.*	4,637
87	Broadridge Financial Solutions, Inc.	2,060
14	CA, Inc.	364
191	Cadence Design Systems, Inc.*	2,521
130	Citrix Systems, Inc.*	10,100
8	Compuware Corp.*	80
32	Concur Technologies, Inc.*	2,317
62	Cypress Semiconductor Corp.*	720
3	Diebold, Inc.	98
20	Dolby Laboratories, Inc., Class A*	664
4	DST Systems, Inc.	204
7	EchoStar Corp., Class A*	189
33	Equinix, Inc.*	6,522
55	F5 Networks, Inc.*	5,362
31	FactSet Research Systems, Inc.	2,860
79	Fiserv, Inc.*	5,634
34	FleetCor Technologies, Inc.*	1,468
87	FLIR Systems, Inc.	1,723
91	Fortinet, Inc.*	2,412
33	Freescale Semiconductor Ltd.*	330
47	Fusion-io, Inc.*	1,317
65	Gartner, Inc.*	3,210
71	Genpact Ltd.*	1,296

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
55	Global Payments, Inc.	$2,291
24	Harris Corp.	1,129
8	IAC/InterActiveCorp	415
75	Informatica Corp.*	2,445
205	Intuit, Inc.	12,001
22	IPG Photonics Corp.*	1,353
24	Jabil Circuit, Inc.	547
61	Jack Henry & Associates, Inc.	2,255
40	Lam Research Corp.*	1,365
59	Lender Processing Services, Inc.	1,656
160	Linear Technology Corp.	5,284
43	LinkedIn Corp., Class A*	4,614
396	LSI Corp.*	3,085
102	Maxim Integrated Products, Inc.	2,768
135	Microchip Technology, Inc.	4,691
56	MICROS Systems, Inc.*	2,837
65	National Instruments Corp.	1,674
111	NCR Corp.*	2,485
170	NetApp, Inc.*	5,868
22	NetSuite, Inc.*	1,251
47	NeuStar, Inc., Class A*	1,766
168	Nuance Communications, Inc.*	4,007
210	Paychex, Inc.	6,985
76	Rackspace Hosting, Inc.*	4,559
134	Red Hat, Inc.*	7,509
110	Riverbed Technology, Inc.*	2,199
16	Rovi Corp.*	245
70	SAIC, Inc.	855
27	Silicon Laboratories, Inc.*	1,033
118	Skyworks Solutions, Inc.*	3,594
43	SolarWinds, Inc.*	2,360
48	Solera Holdings, Inc.	1,974
11	Splunk, Inc.*	378
29	Symantec Corp.*	517
8	Synopsys, Inc.*	264
118	Teradata Corp.*	9,013
16	Teradyne, Inc.*	250
115	TIBCO Software, Inc.*	3,441
97	Total System Services, Inc.	2,248
87	Trimble Navigation Ltd.*	4,267
27	Vantiv, Inc., Class A*	609
75	VeriFone Systems, Inc.*	2,606
101	VeriSign, Inc.*	4,816
66	Western Digital Corp.*	2,760
427	Western Union Co. (The)	7,519
184	Xilinx, Inc.	6,239
6	Zebra Technologies Corp., Class A*	224
91	Zynga, Inc., Class A*	255
		245,209
	Materials — 1.1%

48	Airgas, Inc.	3,987
35	Albemarle Corp.	1,916
63	Allied Nevada Gold Corp.*	2,053
16	Aptargroup, Inc.	810
109	Ball Corp.	4,597
2	Carpenter Technology Corp.	94
109	Celanese Corp.	4,170
10	CF Industries Holdings, Inc.	2,070
23	Compass Minerals International, Inc.	1,652
25	Crown Holdings, Inc.*	906
87	Eastman Chemical Co.	4,808
96	FMC Corp.	5,215
56	International Flavors & Fragrances, Inc.	3,389
18	Intrepid Potash, Inc.*	404
16	Martin Marietta Materials, Inc.	1,222
13	Molycorp, Inc.*	150
6	NewMarket Corp.	1,477
85	Owens-Illinois, Inc.*	1,486
63	Packaging Corp. of America	2,017
106	PPG Industries, Inc.	11,662
6	Rock-Tenn Co., Class A	401
14	Rockwood Holdings, Inc.	663
41	Royal Gold, Inc.	3,609
36	RPM International, Inc.	987
26	Scotts Miracle-Gro Co. (The), Class A	1,083
61	Sherwin-Williams Co. (The)	8,728
84	Sigma-Aldrich Corp.	5,966
34	Silgan Holdings, Inc.	1,426
33	Steel Dynamics, Inc.	403
13	Tahoe Resources, Inc.*	236
65	Valspar Corp.	3,467
3	Westlake Chemical Corp.	206
48	WR Grace & Co.*	2,772
		84,032
	Telecommunication Services — 0.3%

204	Crown Castle International Corp.*	12,946
58	Level 3 Communications, Inc.*	1,250
84	SBA Communications Corp., Class A*	5,021
105	tw telecom, inc.*	2,641
243	Windstream Corp.	2,398
		24,256
	Utilities — 0.1%

11	Aqua America, Inc.	275
36	ITC Holdings Corp.	2,591
145	ONEOK, Inc.	6,457
28	Questar Corp.	553
		9,876
	Total Common Stocks (Cost $1,412,749)	1,367,222

Principal Amount
	U.S. Government & Agency Securities (a) — 27.0%
	Federal Home Loan Bank
$1,069,551	0.00%, due 09/04/12	1,069,551
	U.S. Treasury Bill
1,000,000	0.00%, due 09/27/12	999,930
	Total U.S. Government & Agency Securities (Cost $2,069,481)	2,069,481

	Repurchase Agreements (a)(b) — 38.2%
2,920,969	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $2,921,026	2,920,969
	Total Repurchase Agreements (Cost $2,920,969)	2,920,969

	Total Investment Securities (Cost $6,403,199) — 83.1%	6,357,672
	Other assets less liabilities — 16.9%	1,295,666
	Net Assets — 100.0%	$7,653,338

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $2,043,707.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,277
Aggregate gross unrealized depreciation	(84,998)
Net unrealized depreciation	$(49,721)
Federal income tax cost of investments	$6,407,393

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$285,442	$5,836

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	262,826	68,625

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	8,875,607	757,745

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	4,520,526	371,168

		$1,203,374

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Value

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 45.6%
	Consumer Discretionary — 5.2%

168	1-800-Flowers.com, Inc., Class A*	$604
457	American Axle & Manufacturing Holdings, Inc.*	5,105
224	American Greetings Corp., Class A	3,223
29	Ameristar Casinos, Inc.	489
22	Asbury Automotive Group, Inc.*	609
97	Ascent Capital Group, Inc., Class A*	5,000
178	Barnes & Noble, Inc.*	2,131
77	Bassett Furniture Industries, Inc.	931
28	Beasley Broadcasting Group, Inc., Class A*	122
843	Beazer Homes USA, Inc.*	2,478
229	bebe stores, inc.	1,243
406	Belo Corp., Class A	2,964
114	Big 5 Sporting Goods Corp.	971
7	Biglari Holdings, Inc.*	2,460
144	Black Diamond, Inc.*	1,391
98	Bluegreen Corp.*	560
172	Bob Evans Farms, Inc.	6,766
87	Bon-Ton Stores, Inc. (The)	913
353	Boyd Gaming Corp.*	2,122
293	Brown Shoe Co., Inc.	4,398
30	Cabela’s, Inc.*	1,440
27	Caesars Entertainment Corp.*	194
445	Callaway Golf Co.	2,559
355	Career Education Corp.*	1,118
83	Carmike Cinemas, Inc.*	955
109	Carriage Services, Inc.	985
31	Carrols Restaurant Group, Inc.*	176
288	Casual Male Retail Group, Inc.*	1,187
5	Cavco Industries, Inc.*	229
251	Central European Media Enterprises Ltd., Class A*	1,406
6	Cherokee, Inc.	79
103	Children’s Place Retail Stores, Inc. (The)*	5,865
60	Churchill Downs, Inc.	3,434
95	Citi Trends, Inc.*	1,103
84	Columbia Sportswear Co.	4,392
97	Conn’s, Inc.*	2,247
57	Cooper Tire & Rubber Co.	1,139
66	Core-Mark Holding Co., Inc.	3,006
536	Corinthian Colleges, Inc.*	1,083
179	Crown Media Holdings, Inc., Class A*	308
67	CSS Industries, Inc.	1,338
60	Culp, Inc.	638
423	Cumulus Media, Inc., Class A*	1,172
7	Daily Journal Corp.*	626
907	Dana Holding Corp.	12,390
48	Delta Apparel, Inc.*	680
142	Denny’s Corp.*	694
51	Destination Maternity Corp.	936
16	Dial Global, Inc.*	42
189	Digital Generation, Inc.*	2,107
70	Drew Industries, Inc.*	2,028
205	E.W. Scripps Co. (The), Class A*	2,126
183	Education Management Corp.*	547
4	Einstein Noah Restaurant Group, Inc.	69
167	Entercom Communications Corp., Class A*	1,057
347	Entravision Communications Corp., Class A	396
22	Ethan Allen Interiors, Inc.	486
536	Exide Technologies*	1,640
127	Federal-Mogul Corp.*	1,189
11	Fiesta Restaurant Group, Inc.*	177
703	Fifth & Pacific Cos., Inc.*	9,315
216	Finish Line, Inc. (The), Class A	4,959
61	Fisher Communications, Inc.*	2,175
31	Flexsteel Industries, Inc.	608
252	Fred’s, Inc., Class A	3,359
21	Frisch’s Restaurants, Inc.	693
79	Fuel Systems Solutions, Inc.*	1,390
99	G-III Apparel Group Ltd.*	3,142
65	Gaylord Entertainment Co.*	2,635
110	Global Sources Ltd.*	644
157	Group 1 Automotive, Inc.	8,637
305	Harte-Hanks, Inc.	2,123
131	Haverty Furniture Cos., Inc.	1,713
217	Helen of Troy Ltd.*	6,822
100	hhgregg, Inc.*	709
74	Hooker Furniture Corp.	840
684	Hovnanian Enterprises, Inc., Class A*	1,997
486	Iconix Brand Group, Inc.*	9,088
190	International Speedway Corp., Class A	5,056
143	Isle of Capri Casinos, Inc.*	895
58	Jack in the Box, Inc.*	1,513
151	JAKKS Pacific, Inc.	2,513
39	Johnson Outdoors, Inc., Class A*	791
562	Jones Group, Inc. (The)	7,121
14	JoS. A. Bank Clothiers, Inc.*	674
294	Journal Communications, Inc., Class A*	1,576
528	KB Home	5,829
33	Kenneth Cole Productions, Inc., Class A*	501
93	Kirkland’s, Inc.*	902
407	Krispy Kreme Doughnuts, Inc.*	3,004
181	K-Swiss, Inc., Class A*	512
250	La-Z-Boy, Inc.*	3,450
22	Life Time Fitness, Inc.*	1,045
66	Lifetime Brands, Inc.	723
209	LIN TV Corp., Class A*	846
156	Lincoln Educational Services Corp.	663
148	Lithia Motors, Inc., Class A	4,323
959	Live Nation Entertainment, Inc.*	8,171
137	Luby’s, Inc.*	819
129	M/I Homes, Inc.*	2,490
70	Mac-Gray Corp.	916
46	Maidenform Brands, Inc.*	1,021
134	Marcus Corp.	1,730
30	Marine Products Corp.	176
140	MarineMax, Inc.*	1,009
182	Marriott Vacations Worldwide Corp.*	5,846
190	Martha Stewart Living Omnimedia, Class A	562
101	Matthews International Corp., Class A	3,023
397	McClatchy Co. (The), Class A*	619
262	MDC Holdings, Inc.	9,086
110	MDC Partners, Inc., Class A	1,112
276	Men’s Wearhouse, Inc. (The)	8,722
248	Meredith Corp.	8,075
159	Meritage Homes Corp.*	5,926
320	Modine Manufacturing Co.*	2,243
60	Monarch Casino & Resort, Inc.*	452
83	Morgans Hotel Group Co.*	430
112	Movado Group, Inc.	3,938
38	National American University Holdings, Inc.	154
255	National CineMedia, Inc.	3,698
72	New York & Co., Inc.*	269
933	New York Times Co. (The), Class A*	8,574
59	Nexstar Broadcasting Group, Inc., Class A*	511

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,944	Office Depot, Inc.*	$2,974
593	OfficeMax, Inc.	3,445
13	Orchard Supply Hardware Stores Corp., Class A*	186
663	Orient-Express Hotels Ltd., Class A*	5,828
71	Outdoor Channel Holdings, Inc.	496
216	Penske Automotive Group, Inc.	5,754
362	Pep Boys-Manny Moe & Jack (The)	3,254
35	Perfumania Holdings, Inc.*	289
81	Perry Ellis International, Inc.*	1,670
400	Pinnacle Entertainment, Inc.*	4,428
894	Quiksilver, Inc.*	2,798
5	R.G. Barry Corp.	72
681	RadioShack Corp.	1,655
115	Reading International, Inc., Class A*	737
94	Red Lion Hotels Corp.*	684
56	Red Robin Gourmet Burgers, Inc.*	1,737
394	Regis Corp.	7,096
407	Rent-A-Center, Inc.	14,359
26	Rentrak Corp.*	454
437	Ruby Tuesday, Inc.*	2,954
133	Ryland Group, Inc. (The)	3,566
24	Saga Communications, Inc., Class A*	979
753	Saks, Inc.*	8,848
69	Salem Communications Corp., Class A	343
178	Scholastic Corp.	5,438
338	Scientific Games Corp., Class A*	2,478
344	Sealy Corp.*	550
40	Shiloh Industries, Inc.	405
98	Shoe Carnival, Inc.	2,156
184	Shutterfly, Inc.*	5,474
317	Sinclair Broadcast Group, Inc., Class A	3,665
259	Skechers U.S.A., Inc., Class A*	5,613
276	Sonic Automotive, Inc., Class A	4,932
81	Sonic Corp.*	759
301	Sotheby’s	9,409
232	Spartan Motors, Inc.	1,158
80	Speedway Motorsports, Inc.	1,226
210	Stage Stores, Inc.	4,498
136	Standard Motor Products, Inc.	2,399
792	Standard Pacific Corp.*	5,306
187	Stein Mart, Inc.*	1,690
47	Steinway Musical Instruments, Inc.*	1,170
512	Stewart Enterprises, Inc., Class A	3,768
192	Stoneridge, Inc.*	1,213
157	Superior Industries International, Inc.	2,683
71	Systemax, Inc.*	827
287	Tuesday Morning Corp.*	1,604
96	Unifi, Inc.*	1,064
102	Universal Electronics, Inc.*	1,558
50	Universal Technical Institute, Inc.	601
160	Vail Resorts, Inc.	8,248
105	Valassis Communications, Inc.*	2,632
1	Value Line, Inc.	11
125	VOXX International Corp.*	938
35	Warnaco Group, Inc. (The)*	1,800
104	West Marine, Inc.*	1,082
620	Wet Seal, Inc. (The), Class A*	1,798
43	Weyco Group, Inc.	986
144	Winnebago Industries, Inc.*	1,656
377	WMS Industries, Inc.*	6,006
15	World Wrestling Entertainment, Inc., Class A	133
		461,621

	Consumer Staples — 1.2%

13	Alico, Inc.	411
599	Alliance One International, Inc.*	1,737
127	Andersons, Inc. (The)	5,102
10	Annie’s, Inc.*	415
3	Arden Group, Inc., Class A	271
14	Cal-Maine Foods, Inc.	563
452	Central European Distribution Corp.*	1,234
225	Central Garden and Pet Co., Class A*	2,655
315	Chiquita Brands International, Inc.*	1,890
42	Craft Brew Alliance, Inc.*	334
561	Darling International, Inc.*	9,324
151	Diamond Foods, Inc.	2,970
246	Dole Food Co., Inc.*	3,168
25	Elizabeth Arden, Inc.*	1,163
44	Farmer Bros Co.*	415
261	Fresh Del Monte Produce, Inc.	6,447
19	Griffin Land & Nurseries, Inc.	538
282	Harbinger Group, Inc.*	2,358
259	Harris Teeter Supermarkets, Inc.	10,119
86	Ingles Markets, Inc., Class A	1,373
32	Inter Parfums, Inc.	531
54	John B. Sanfilippo & Son, Inc.*	836
84	Nash Finch Co.	1,654
30	Nature’s Sunshine Products, Inc.	473
60	Nutraceutical International Corp.*	918
35	Oil-Dri Corp. of America	802
134	Omega Protein Corp.*	967
21	Orchids Paper Products Co.	376
147	Pantry, Inc. (The)*	2,061
80	Pilgrim’s Pride Corp.*	426
56	Post Holdings, Inc.*	1,672
117	Prestige Brands Holdings, Inc.*	1,879
77	Revlon, Inc., Class A*	1,022
4,132	Rite Aid Corp.*	4,917
62	Seneca Foods Corp., Class A*	1,774
404	Smart Balance, Inc.*	4,682
34	Snyder’s-Lance, Inc.	795
148	Spartan Stores, Inc.	2,266
26	Spectrum Brands Holdings, Inc.	958
353	SUPERVALU, Inc.	840
44	Susser Holdings Corp.*	1,497
10	Tootsie Roll Industries, Inc.	254
80	TreeHouse Foods, Inc.*	4,156
159	Universal Corp.	7,541
90	Vector Group Ltd.	1,531
58	Village Super Market, Inc., Class A	1,933
75	Weis Markets, Inc.	3,161
73	Westway Group, Inc.*	503
		102,912

	Energy — 2.9%

14	Adams Resources & Energy, Inc.	491
12	Alon USA Energy, Inc.	164
207	Amyris, Inc.*	646
1,454	Arch Coal, Inc.	8,884
211	Basic Energy Services, Inc.*	2,342
330	Bill Barrett Corp.*	7,237
59	Bolt Technology Corp.	848
58	Bonanza Creek Energy, Inc.*	1,167
501	BPZ Resources, Inc.*	1,147
245	Bristow Group, Inc.	11,488
212	C&J Energy Services, Inc.*	4,268
658	Cal Dive International, Inc.*	980
270	Callon Petroleum Co.*	1,493
37	Carrizo Oil & Gas, Inc.*	934
37	Clayton Williams Energy, Inc.*	1,778

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
418	Cloud Peak Energy, Inc.*	$7,353
330	Comstock Resources, Inc.*	5,442
7	Contango Oil & Gas Co.*	389
17	CREDO Petroleum Corp.*	246
146	Crimson Exploration, Inc.*	654
23	Crosstex Energy, Inc.	285
36	CVR Energy, Inc.*	1,073
54	Dawson Geophysical Co.*	1,149
116	Delek U.S. Holdings, Inc.	3,046
22	Endeavour International Corp.*	186
190	Energy Partners Ltd.*	3,272
147	Energy XXI Bermuda Ltd.	4,835
444	Exterran Holdings, Inc.*	8,165
101	Forbes Energy Services Ltd.*	374
807	Forest Oil Corp.*	5,980
353	Frontline Ltd.	1,105
96	GasLog Ltd.*	1,067
404	Gastar Exploration Ltd.*	646
18	Gevo, Inc.*	64
171	Green Plains Renewable Energy, Inc.*	787
99	Gulf Island Fabrication, Inc.	2,576
144	GulfMark Offshore, Inc., Class A*	5,051
253	Gulfport Energy Corp.*	6,654
95	Halcon Resources Corp.*	730
45	Hallador Energy Co.	346
242	Harvest Natural Resources, Inc.*	2,064
854	Heckmann Corp.*	2,297
724	Helix Energy Solutions Group, Inc.*	12,757
1,085	Hercules Offshore, Inc.*	4,459
242	Hornbeck Offshore Services, Inc.*	9,399
1,034	Key Energy Services, Inc.*	8,179
167	Knightsbridge Tankers Ltd.	1,070
655	Magnum Hunter Resources Corp.*	2,816
16	Matador Resources Co.*	163
142	Matrix Service Co.*	1,656
695	McMoRan Exploration Co.*	8,778
89	Midstates Petroleum Co., Inc.*	725
201	Miller Energy Resources, Inc.*	908
32	Mitcham Industries, Inc.*	490
84	Natural Gas Services Group, Inc.*	1,158
616	Newpark Resources, Inc.*	4,238
362	Nordic American Tankers Ltd.	4,239
169	Overseas Shipholding Group, Inc.	1,016
806	Parker Drilling Co.*	3,337
205	PDC Energy, Inc.*	5,705
314	Penn Virginia Corp.	1,919
388	Petroquest Energy, Inc.*	2,472
82	PHI, Inc. (Non-Voting)*	2,259
336	Pioneer Energy Services Corp.*	2,587
804	Quicksilver Resources, Inc.*	2,734
37	Renewable Energy Group, Inc.*	197
516	Rentech, Inc.*	1,135
331	Resolute Energy Corp.*	2,992
35	REX American Resources Corp.*	609
296	Rex Energy Corp.*	3,667
258	Scorpio Tankers, Inc.*	1,373
286	SemGroup Corp., Class A*	10,164
310	Ship Finance International Ltd.	5,003
339	Stone Energy Corp.*	7,977
294	Swift Energy Co.*	5,730
255	Synergy Resources Corp.*	714
431	Teekay Tankers Ltd., Class A	1,720
208	Tesco Corp.*	2,113
531	TETRA Technologies, Inc.*	3,404
303	Triangle Petroleum Corp.*	2,082
95	Union Drilling, Inc.*	406
308	Uranium Energy Corp.*	785
1,312	Vantage Drilling Co.*	1,994
329	Voyager Oil & Gas, Inc.*	408
221	W&T Offshore, Inc.	3,814
395	Warren Resources, Inc.*	1,149
161	Western Refining, Inc.	4,503
75	Westmoreland Coal Co.*	580
204	Willbros Group, Inc.*	1,000
92	ZaZa Energy Corp.*	278
		256,564

	Financials — 16.6%

101	1st Source Corp.	2,306
205	1st United Bancorp, Inc./FL*	1,242
51	Access National Corp.	713
156	AG Mortgage Investment Trust, Inc. (REIT)	3,682
78	Agree Realty Corp. (REIT)	1,936
33	Alliance Financial Corp./NY	1,210
587	Alterra Capital Holdings Ltd.	13,483
226	American Assets Trust, Inc. (REIT)	6,161
248	American Capital Mortgage Investment Corp. (REIT)	6,133
411	American Equity Investment Life Holding Co.	4,751
54	American National Bankshares, Inc.	1,204
1,086	American Realty Capital Trust, Inc. (REIT)	12,815
56	American Safety Insurance Holdings Ltd.*	965
163	Ameris Bancorp*	1,935
124	AMERISAFE, Inc.*	3,117
56	Ames National Corp.	1,179
157	AmTrust Financial Services, Inc.	4,098
940	Anworth Mortgage Asset Corp. (REIT)	6,448
120	Apollo Commercial Real Estate Finance, Inc. (REIT)	2,102
1,390	Apollo Investment Corp.	11,148
149	Apollo Residential Mortgage, Inc.	3,046
53	Ares Commercial Real Estate Corp.	893
177	Argo Group International Holdings Ltd.	5,232
57	Arlington Asset Investment Corp., Class A	1,305
2,038	ARMOUR Residential REIT, Inc. (REIT)	15,203
65	Arrow Financial Corp.	1,589
211	Artio Global Investors, Inc.	654
366	Ashford Hospitality Trust, Inc. (REIT)	3,030
191	Associated Estates Realty Corp. (REIT)	2,905
597	Astoria Financial Corp.	6,012
68	AV Homes, Inc.*	1,002
62	Baldwin & Lyons, Inc., Class B	1,396
44	Bancfirst Corp.	1,821
194	Banco Latinoamericano de Comercio Exterior S.A., Class E	4,086
198	Bancorp, Inc. (The)/DE*	1,915
647	BancorpSouth, Inc.	9,537
317	Bank Mutual Corp.	1,382
40	Bank of Kentucky Financial Corp.	988
37	Bank of Marin Bancorp	1,451
54	Bank of the Ozarks, Inc.	1,733
144	BankFinancial Corp.	1,107
132	Banner Corp.	3,192
27	Bar Harbor Bankshares	965
534	BBCN Bancorp, Inc.*	6,686
196	Beneficial Mutual Bancorp, Inc.*	1,727
29	Berkshire Bancorp, Inc./NY*	242

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
152	Berkshire Hills Bancorp, Inc.	$3,382
504	BlackRock Kelso Capital Corp.	4,985
64	BofI Holding, Inc.*	1,507
535	Boston Private Financial Holdings, Inc.	5,077
59	Bridge Bancorp, Inc.	1,195
45	Bridge Capital Holdings*	677
480	Brookline Bancorp, Inc.	4,075
78	Bryn Mawr Bank Corp.	1,715
56	BSB Bancorp, Inc./MA*	710
22	C&F Financial Corp.	861
132	Calamos Asset Management, Inc., Class A	1,469
15	California First National Bancorp	246
53	Camden National Corp.	1,957
264	Campus Crest Communities, Inc. (REIT)	2,851
77	Cape Bancorp, Inc.*	705
96	Capital Bank Corp.*	227
80	Capital City Bank Group, Inc.	715
20	Capital Southwest Corp.	2,092
457	CapLease, Inc. (REIT)	2,239
676	Capstead Mortgage Corp. (REIT)	9,694
200	Cardinal Financial Corp.	2,590
38	Cascade Bancorp*	198
118	Cash America International, Inc.	4,581
539	Cathay General Bancorp	8,823
411	Cedar Realty Trust, Inc. (REIT)	2,256
81	Center Bancorp, Inc.	927
206	CenterState Banks, Inc.	1,685
148	Central Pacific Financial Corp.*	2,057
24	Century Bancorp, Inc./MA, Class A	754
45	Charter Financial Corp./GA	426
95	Chatham Lodging Trust (REIT)	1,331
188	Chemical Financial Corp.	4,313
220	Chesapeake Lodging Trust (REIT)	4,099
44	CIFC Corp.*	331
84	Citizens & Northern Corp.	1,609
274	Citizens Republic Bancorp, Inc.*	5,609
267	Citizens, Inc./TX*	2,609
101	City Holding Co.	3,446
52	Clifton Savings Bancorp, Inc.	508
85	CNB Financial Corp./PA	1,408
1,452	CNO Financial Group, Inc.	12,923
239	CoBiz Financial, Inc.	1,692
602	Colonial Properties Trust (REIT)	13,196
227	Colony Financial, Inc. (REIT)	4,361
272	Columbia Banking System, Inc.	4,852
270	Community Bank System, Inc.	7,571
96	Community Trust Bancorp, Inc.	3,301
29	Consolidated-Tomoka Land Co.	835
71	Coresite Realty Corp. (REIT)	1,930
628	Cousins Properties, Inc. (REIT)	5,018
599	Cowen Group, Inc., Class A*	1,563
180	Crawford & Co., Class B	805
19	Crescent Financial Bancshares, Inc.*	100
459	CreXus Investment Corp. (REIT)	4,719
844	CubeSmart (REIT)	10,888
604	CVB Financial Corp.	7,218
1,141	CYS Investments, Inc. (REIT)	16,408
1,692	DCT Industrial Trust, Inc. (REIT)	10,693
65	DFC Global Corp.*	1,210
1,287	DiamondRock Hospitality Co. (REIT)	12,381
215	Dime Community Bancshares, Inc.	3,006
51	Donegal Group, Inc., Class A	731
880	Doral Financial Corp.*	950
155	Duff & Phelps Corp., Class A	2,054
222	DuPont Fabros Technology, Inc. (REIT)	6,118
372	Dynex Capital, Inc. (REIT)	3,887
109	Eagle Bancorp, Inc.*	1,857
45	Eastern Insurance Holdings, Inc.	745
12	EastGroup Properties, Inc. (REIT)	643
141	Edelman Financial Group, Inc.	1,244
774	Education Realty Trust, Inc. (REIT)	8,947
31	EMC Insurance Group, Inc.	609
173	Employers Holdings, Inc.	3,154
58	Enstar Group Ltd.*	5,363
41	Enterprise Bancorp, Inc./MA	649
122	Enterprise Financial Services Corp.	1,509
321	Entertainment Properties Trust (REIT)	14,634
376	Equity One, Inc. (REIT)	7,971
71	ESB Financial Corp.	975
62	ESSA Bancorp, Inc.	629
153	EverBank Financial Corp.	1,816
178	Evercore Partners, Inc., Class A	4,397
230	Excel Trust, Inc. (REIT)	2,700
103	EZCORP, Inc., Class A*	2,333
129	Farmers National Banc Corp.	784
66	FBL Financial Group, Inc., Class A	2,186
254	FBR & Co.*	770
68	Federal Agricultural Mortgage Corp., Class C	1,684
344	FelCor Lodging Trust, Inc. (REIT)*	1,596
64	Fidelity Southern Corp.	564
65	Fidus Investment Corp.	1,063
565	Fifth Street Finance Corp.	5,927
95	Financial Institutions, Inc.	1,663
661	First American Financial Corp.	12,737
60	First Bancorp, Inc./ME	986
482	First BanCorp./Puerto Rico*	1,841
104	First Bancorp/NC	1,033
510	First Busey Corp.	2,448
154	First California Financial Group, Inc.*	1,081
721	First Commonwealth Financial Corp.	5,018
121	First Community Bancshares, Inc./VA	1,798
122	First Connecticut Bancorp, Inc./CT	1,590
67	First Defiance Financial Corp.	1,115
16	First Federal Bancshares of Arkansas, Inc.*	156
401	First Financial Bancorp	6,528
216	First Financial Bankshares, Inc.	7,512
77	First Financial Corp./IN	2,346
113	First Financial Holdings, Inc.	1,444
110	First Financial Northwest, Inc.*	836
607	First Industrial Realty Trust, Inc. (REIT)*	7,830
111	First Interstate BancSystem, Inc.	1,587
399	First Marblehead Corp. (The)*	463
196	First Merchants Corp.	2,760
513	First Midwest Bancorp, Inc./IL	6,059
53	First of Long Island Corp. (The)	1,587
73	First Pactrust Bancorp, Inc.	880
349	First Potomac Realty Trust (REIT)	4,471
751	FirstMerit Corp.	11,783
343	Flagstone Reinsurance Holdings S.A.	2,929
212	Flushing Financial Corp.	3,231
956	FNB Corp./PA	10,468
18	FNB United Corp.*	220
237	Forestar Group, Inc.*	3,410
46	Fortegra Financial Corp.*	367
87	Fox Chase Bancorp, Inc.	1,314
98	Franklin Financial Corp./VA*	1,632
497	Franklin Street Properties Corp. (REIT)	5,527

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
161	FXCM, Inc., Class A	$1,410
102	Gain Capital Holdings, Inc.	456
87	German American Bancorp, Inc.	2,001
176	Getty Realty Corp. (REIT)	3,152
473	GFI Group, Inc.	1,324
493	Glacier Bancorp, Inc.	7,597
144	Gladstone Capital Corp.	1,237
75	Gladstone Commercial Corp. (REIT)	1,342
151	Gladstone Investment Corp.	1,149
96	Glimcher Realty Trust (REIT)	1,006
70	Global Indemnity plc*	1,412
98	Golub Capital BDC, Inc.	1,520
254	Government Properties Income Trust (REIT)	5,738
314	Gramercy Capital Corp./NY (REIT)*	842
70	Great Southern Bancorp, Inc.	2,057
84	Green Bankshares, Inc.*	152
139	Greenlight Capital Re Ltd., Class A*	3,375
132	GSV Capital Corp.*	1,139
522	Guaranty Bancorp*	1,039
91	Hallmark Financial Services*	727
523	Hancock Holding Co.	15,502
216	Hanmi Financial Corp.*	2,698
212	Harris & Harris Group, Inc.*	776
534	Healthcare Realty Trust, Inc. (REIT)	12,955
100	Heartland Financial USA, Inc.	2,619
341	Hercules Technology Growth Capital, Inc.	3,816
142	Heritage Commerce Corp.*	939
106	Heritage Financial Corp./WA	1,483
53	Heritage Financial Group, Inc.	719
138	Heritage Oaks Bancorp*	787
1,178	Hersha Hospitality Trust (REIT)	5,866
33	HFF, Inc., Class A*	439
95	Highwoods Properties, Inc. (REIT)	3,098
272	Hilltop Holdings, Inc.*	3,046
8	Hingham Institution for Savings	503
47	Home Bancorp, Inc.*	799
151	Home BancShares, Inc./AR	4,758
108	Home Federal Bancorp, Inc./ID	1,147
92	Home Loan Servicing Solutions Ltd.	1,440
42	Homeowners Choice, Inc.	842
30	HomeStreet, Inc.*	1,063
272	Horace Mann Educators Corp.	4,779
30	Horizon Bancorp/IN	812
54	Horizon Technology Finance Corp.	905
246	Hudson Pacific Properties, Inc. (REIT)	4,364
106	Hudson Valley Holding Corp.	1,790
202	Iberiabank Corp.	9,476
234	ICG Group, Inc.*	2,134
56	Independence Holding Co.	571
148	Independent Bank Corp./MA	4,316
81	Infinity Property & Casualty Corp.	4,544
287	Inland Real Estate Corp. (REIT)	2,353
365	International Bancshares Corp.	6,665
94	INTL FCStone, Inc.*	1,704
791	Invesco Mortgage Capital, Inc. (REIT)	16,208
266	Investment Technology Group, Inc.*	2,253
252	Investors Bancorp, Inc.*	4,327
587	Investors Real Estate Trust (REIT)	4,901
8	Investors Title Co.	500
578	iStar Financial, Inc. (REIT)*	4,150
110	JMP Group, Inc.	593
62	Kaiser Federal Financial Group, Inc.	947
28	Kansas City Life Insurance Co.	990
238	KBW, Inc.	3,639
149	KCAP Financial, Inc.*	1,287
104	Kearny Financial Corp.	1,006
296	Kennedy-Wilson Holdings, Inc.	4,097
377	Kite Realty Group Trust (REIT)	1,938
673	Knight Capital Group, Inc., Class A*	1,857
185	Lakeland Bancorp, Inc.	1,874
112	Lakeland Financial Corp.	2,975
587	LaSalle Hotel Properties (REIT)	15,996
813	Lexington Realty Trust (REIT)	7,626
163	LTC Properties, Inc. (REIT)	5,500
344	Maiden Holdings Ltd.	3,158
176	Main Street Capital Corp.	4,683
139	MainSource Financial Group, Inc.	1,672
93	Manning & Napier, Inc.	1,106
56	Marlin Business Services Corp.	926
375	MB Financial, Inc.	7,658
526	MCG Capital Corp.	2,446
321	Meadowbrook Insurance Group, Inc.	2,436
123	Medallion Financial Corp.	1,401
929	Medical Properties Trust, Inc. (REIT)	9,578
158	Medley Capital Corp.	2,068
59	Mercantile Bank Corp.*	1,000
35	Merchants Bancshares, Inc.	980
53	Meridian Interstate Bancorp, Inc.*	790
97	Metro Bancorp, Inc.*	1,217
108	MetroCorp Bancshares, Inc.*	1,142
1,291	MGIC Investment Corp.*	1,523
37	MicroFinancial, Inc.	333
37	Middleburg Financial Corp.	624
57	MidSouth Bancorp, Inc.	742
47	MidWestOne Financial Group, Inc.	1,026
125	Mission West Properties, Inc. (REIT)	1,128
152	Monmouth Real Estate Investment Corp., Class A (REIT)	1,698
300	Montpelier Re Holdings Ltd.	6,468
164	MVC Capital, Inc.	2,084
29	NASB Financial, Inc.*	573
48	National Bankshares, Inc.	1,524
278	National Financial Partners Corp.*	4,098
43	National Interstate Corp.	1,069
845	National Penn Bancshares, Inc.	7,521
15	National Western Life Insurance Co., Class A	2,076
40	Navigators Group, Inc. (The)*	1,942
228	NBT Bancorp, Inc.	4,795
164	Nelnet, Inc., Class A	3,928
87	New Mountain Finance Corp.	1,289
223	New York Mortgage Trust, Inc. (REIT)	1,536
179	NewStar Financial, Inc.*	2,118
148	NGP Capital Resources Co.	1,106
68	Nicholas Financial, Inc.	936
101	Northfield Bancorp, Inc./NJ	1,515
44	Northrim BanCorp, Inc.	906
914	NorthStar Realty Finance Corp. (REIT)	5,365
669	Northwest Bancshares, Inc.	8,082
99	OceanFirst Financial Corp.	1,396
692	Ocwen Financial Corp.*	17,805
649	Old National Bancorp/IN	8,567
77	OmniAmerican Bancorp, Inc.*	1,693
79	One Liberty Properties, Inc. (REIT)	1,510
155	OneBeacon Insurance Group Ltd., Class A	2,001
70	Oppenheimer Holdings, Inc., Class A	1,044
279	Oriental Financial Group, Inc.	2,957
203	Oritani Financial Corp.	2,970
27	Pacific Capital Bancorp*	1,240
125	Pacific Continental Corp.	1,124
73	Pacific Mercantile Bancorp*	475

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
208	PacWest Bancorp	$4,842
78	Park National Corp.	5,253
224	Park Sterling Corp.*	1,075
109	Parkway Properties, Inc./MD (REIT)	1,265
61	Peapack Gladstone Financial Corp.	899
393	Pebblebrook Hotel Trust (REIT)	9,287
386	PennantPark Investment Corp.	4,192
24	Penns Woods Bancorp, Inc.	956
383	Pennsylvania Real Estate Investment Trust (REIT)	6,021
404	PennyMac Mortgage Investment Trust (REIT)	8,702
73	Peoples Bancorp, Inc./OH	1,613
42	Peoples Federal Bancshares, Inc.	701
388	PHH Corp.*	6,771
42	Phoenix Cos., Inc. (The)*	1,294
156	PICO Holdings, Inc.*	3,398
237	Pinnacle Financial Partners, Inc.*	4,536
104	Piper Jaffray Cos.*	2,559
239	Platinum Underwriters Holdings Ltd.	9,498
103	Potlatch Corp. (REIT)	3,714
80	Preferred Bank/CA*	1,031
148	Presidential Life Corp.	2,063
322	Primerica, Inc.	9,390
414	PrivateBancorp, Inc.	6,748
1,016	Prospect Capital Corp.	11,613
325	Prosperity Bancshares, Inc.	13,683
67	Provident Financial Holdings, Inc.	884
412	Provident Financial Services, Inc.	6,361
271	Provident New York Bancorp	2,325
22	PS Business Parks, Inc. (REIT)	1,500
22	Pzena Investment Management, Inc., Class A	111
913	Radian Group, Inc.	3,068
342	RAIT Financial Trust (REIT)	1,607
315	Ramco-Gershenson Properties Trust (REIT)	4,082
542	Redwood Trust, Inc. (REIT)	7,767
172	Renasant Corp.	3,146
68	Republic Bancorp, Inc./KY, Class A	1,533
82	Resource America, Inc., Class A	520
581	Resource Capital Corp. (REIT)	3,474
345	Retail Opportunity Investments Corp. (REIT)	4,337
145	RLI Corp.	9,187
731	RLJ Lodging Trust (REIT)	13,041
196	Rockville Financial, Inc.	2,350
50	Roma Financial Corp.	470
152	Rouse Properties, Inc. (REIT)	2,113
198	S&T Bancorp, Inc.	3,435
83	S.Y. Bancorp, Inc.	1,941
254	Sabra Health Care REIT, Inc. (REIT)	4,869
142	Safeguard Scientifics, Inc.*	2,210
87	Safety Insurance Group, Inc.	3,940
165	Sandy Spring Bancorp, Inc.	3,026
103	SCBT Financial Corp.	4,142
136	SeaBright Holdings, Inc.	1,493
504	Seacoast Banking Corp. of Florida*	741
63	Select Income REIT (REIT)	1,563
375	Selective Insurance Group, Inc.	6,724
72	SI Financial Group, Inc.	832
83	Sierra Bancorp	903
117	Simmons First National Corp., Class A	2,724
265	Solar Capital Ltd.	6,129
65	Solar Senior Capital Ltd.	1,152
119	Southside Bancshares, Inc.	2,607
133	Southwest Bancorp, Inc./OK*	1,471
17	Sovran Self Storage, Inc. (REIT)	966
213	STAG Industrial, Inc. (REIT)	3,278
797	Starwood Property Trust, Inc. (REIT)	18,769
86	State Auto Financial Corp.	1,208
217	State Bank Financial Corp.	3,515
158	StellarOne Corp.	2,094
212	Sterling Bancorp/NY	2,105
183	Sterling Financial Corp./WA	3,880
125	Stewart Information Services Corp.	2,471
187	Stifel Financial Corp.*	6,111
190	Strategic Hotels & Resorts, Inc. (REIT)*	1,159
67	Suffolk Bancorp*	1,014
209	Summit Hotel Properties, Inc. (REIT)	1,781
273	Sun Bancorp, Inc./NJ*	792
937	Sunstone Hotel Investors, Inc. (REIT)*	9,773
1,287	Susquehanna Bancshares, Inc.	13,526
200	SWS Group, Inc.*	1,194
530	Symetra Financial Corp.	6,477
112	Taylor Capital Group, Inc.*	1,886
39	TCP Capital Corp.	601
92	Terreno Realty Corp. (REIT)	1,386
76	Territorial Bancorp, Inc.	1,753
35	Texas Capital Bancshares, Inc.*	1,611
82	THL Credit, Inc.	1,143
221	Thomas Properties Group, Inc.	1,229
283	TICC Capital Corp.	2,943
76	Tompkins Financial Corp.	2,952
110	Tower Group, Inc.	2,050
180	TowneBank/VA	2,650
16	Tree.com, Inc.*	244
187	Triangle Capital Corp.	4,591
109	Trico Bancshares	1,674
642	TrustCo Bank Corp NY	3,582
444	Trustmark Corp.	10,518
1,914	Two Harbors Investment Corp. (REIT)	22,183
221	UMB Financial Corp.	10,836
74	UMH Properties, Inc. (REIT)	833
767	Umpqua Holdings Corp.	9,695
139	Union First Market Bankshares Corp.	2,041
344	United Bankshares, Inc./WV	8,370
286	United Community Banks, Inc./GA*	2,282
106	United Financial Bancorp, Inc.	1,513
138	United Fire Group, Inc.	3,055
31	Universal Health Realty Income Trust (REIT)	1,338
113	Universal Insurance Holdings, Inc.	396
115	Univest Corp. of Pennsylvania	1,889
37	Urstadt Biddle Properties, Inc., Class A (REIT)	722
231	ViewPoint Financial Group, Inc.	4,257
184	Virginia Commerce Bancorp, Inc.*	1,489
20	Virtus Investment Partners, Inc.*	1,713
78	Walker & Dunlop, Inc.*	1,031
196	Walter Investment Management Corp.	5,486
106	Washington Banking Co.	1,445
311	Washington Real Estate Investment Trust (REIT)	8,353
99	Washington Trust Bancorp, Inc.	2,451
50	Waterstone Financial, Inc.*	243
494	Webster Financial Corp.	10,512
160	WesBanco, Inc.	3,251
107	West Bancorp., Inc.	1,085
132	West Coast Bancorp/OR*	2,629
86	Westamerica Bancorp.	4,003
479	Western Alliance Bancorp.*	4,459
55	Western Asset Mortgage Capital Corp. (REIT)	1,179

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
168	Westfield Financial, Inc.	$1,216
95	Whitestone REIT (REIT)	1,248
423	Wilshire Bancorp, Inc.*	2,648
200	Winthrop Realty Trust (REIT)	2,272
249	Wintrust Financial Corp.	9,315
52	WSFS Financial Corp.	2,110
		1,470,926

	Health Care — 2.2%

484	Affymetrix, Inc.*	1,844
66	Agenus, Inc.*	303
57	Almost Family, Inc.*	1,259
374	Alphatec Holdings, Inc.*	621
30	AMAG Pharmaceuticals, Inc.*	444
206	Amedisys, Inc.*	2,900
126	AMN Healthcare Services, Inc.*	1,058
146	Amsurg Corp.*	4,294
168	AngioDynamics, Inc.*	1,922
171	Arena Pharmaceuticals, Inc.*	1,546
33	ArthroCare Corp.*	976
133	Assisted Living Concepts, Inc., Class A	1,036
638	Astex Pharmaceuticals, Inc.*	1,806
74	AVANIR Pharmaceuticals, Inc., Class A*	246
21	AVEO Pharmaceuticals, Inc.*	201
219	BioScrip, Inc.*	1,861
98	Cambrex Corp.*	1,194
26	Capital Senior Living Corp.*	313
42	Cerus Corp.*	134
79	Chindex International, Inc.*	827
179	Codexis, Inc.*	406
194	CONMED Corp.	5,242
59	Cornerstone Therapeutics, Inc.*	399
186	Cross Country Healthcare, Inc.*	753
189	CryoLife, Inc.*	1,021
36	Cumberland Pharmaceuticals, Inc.*	216
123	Curis, Inc.*	541
33	Cynosure, Inc., Class A*	858
79	Cytori Therapeutics, Inc.*	249
60	Derma Sciences, Inc.*	569
140	Dynavax Technologies Corp.*	547
141	Emergent Biosolutions, Inc.*	2,077
45	Ensign Group, Inc. (The)	1,325
289	Enzon Pharmaceuticals, Inc.*	1,954
8	Epocrates, Inc.*	71
45	Exactech, Inc.*	726
162	ExamWorks Group, Inc.*	2,040
291	Five Star Quality Care, Inc.*	1,376
208	Gentiva Health Services, Inc.*	2,284
905	Geron Corp.*	2,498
162	Greatbatch, Inc.*	3,750
12	Greenway Medical Technologies, Inc.*	181
28	GTx, Inc.*	103
234	Hanger, Inc.*	6,695
158	Harvard Bioscience, Inc.*	605
102	HealthSouth Corp.*	2,336
229	Healthways, Inc.*	2,400
45	Hi-Tech Pharmacal Co., Inc.*	1,606
66	Horizon Pharma, Inc.*	293
8	ICU Medical, Inc.*	444
72	Idenix Pharmaceuticals, Inc.*	407
126	Immunogen, Inc.*	1,813
57	Integra LifeSciences Holdings Corp.*	2,242
25	Integramed America, Inc.*	350
198	InterMune, Inc.*	1,459
218	Invacare Corp.	2,995
362	Kindred Healthcare, Inc.*	4,040
109	Lannett Co., Inc.*	533
775	Lexicon Pharmaceuticals, Inc.*	1,736
103	LHC Group, Inc.*	1,792
177	Magellan Health Services, Inc.*	8,781
190	Maxygen, Inc.*	1,167
266	MedAssets, Inc.*	4,541
7	Mediware Information Systems*	103
93	Merge Healthcare, Inc.*	294
271	Merit Medical Systems, Inc.*	3,862
188	Molina Healthcare, Inc.*	4,557
197	Momenta Pharmaceuticals, Inc.*	2,780
72	National Healthcare Corp.	3,218
78	Natus Medical, Inc.*	913
228	Nektar Therapeutics*	1,956
198	NPS Pharmaceuticals, Inc.*	1,509
223	NuVasive, Inc.*	4,701
203	Omnicell, Inc.*	2,915
26	Orthofix International N.V.*	1,100
63	Owens & Minor, Inc.	1,763
254	Pacific Biosciences of California, Inc.*	500
134	Palomar Medical Technologies, Inc.*	1,172
60	Par Pharmaceutical Cos., Inc.*	2,988
63	PDI, Inc.*	437
130	PDL BioPharma, Inc.	957
202	PharMerica Corp.*	2,545
14	PhotoMedex, Inc.*	184
67	Providence Service Corp. (The)*	764
21	Repligen Corp.*	119
90	Rigel Pharmaceuticals, Inc.*	839
9	Rochester Medical Corp.*	99
7	Rockwell Medical Technologies, Inc.*	56
359	RTI Biologics, Inc.*	1,371
240	Select Medical Holdings Corp.*	2,484
187	Sequenom, Inc.*	686
9	Skilled Healthcare Group, Inc., Class A*	51
469	Solta Medical, Inc.*	1,430
104	STERIS Corp.	3,561
175	Sun Healthcare Group, Inc.*	1,479
78	Sunrise Senior Living, Inc.*	1,122
23	Supernus Pharmaceuticals, Inc.*	282
81	SurModics, Inc.*	1,510
173	Symmetry Medical, Inc.*	1,611
186	Targacept, Inc.*	837
31	Tornier N.V.*	556
76	Transcept Pharmaceuticals, Inc.*	508
133	Triple-S Management Corp., Class B*	2,719
257	Universal American Corp.*	2,326
29	Vanguard Health Systems, Inc.*	283
44	Vical, Inc.*	160
478	ViroPharma, Inc.*	12,715
27	Vocera Communications, Inc.*	760
153	WellCare Health Plans, Inc.*	8,674
84	West Pharmaceutical Services, Inc.	3,977
269	Wright Medical Group, Inc.*	5,568
41	XenoPort, Inc.*	382
55	XOMA Corp.*	191
21	Young Innovations, Inc.	783
69	ZELTIQ Aesthetics, Inc.*	366
		196,929

	Industrials — 5.9%

193	A. O. Smith Corp.	10,559
4	A.T. Cross Co., Class A*	40
772	A123 Systems, Inc.*	200
276	AAR Corp.	4,107

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
368	ABM Industries, Inc.	$7,441
419	ACCO Brands Corp.*	2,761
324	Accuride Corp.*	1,626
141	Aceto Corp.	1,261
403	Actuant Corp., Class A	11,332
231	Aegion Corp.*	4,509
47	Aerovironment, Inc.*	1,121
364	Air Transport Services Group, Inc.*	1,693
402	Aircastle Ltd.	4,591
47	Alamo Group, Inc.	1,367
26	Alaska Air Group, Inc.*	872
189	Albany International Corp., Class A	3,992
84	Altra Holdings, Inc.	1,546
59	Amerco, Inc.	5,490
33	Ameresco, Inc., Class A*	396
65	American Railcar Industries, Inc.*	1,855
207	American Reprographics Co.*	832
47	American Science & Engineering, Inc.	2,795
240	American Superconductor Corp.*	900
55	American Woodmark Corp.*	1,065
58	Ampco-Pittsburgh Corp.	978
222	API Technologies Corp.*	684
194	Apogee Enterprises, Inc.	3,065
23	Applied Industrial Technologies, Inc.	936
53	Argan, Inc.	888
174	Arkansas Best Corp.	1,597
109	Asset Acceptance Capital Corp.*	710
67	Asta Funding, Inc.	638
137	Astec Industries, Inc.*	4,018
181	Atlas Air Worldwide Holdings, Inc.*	9,322
372	Barnes Group, Inc.	8,805
34	Belden, Inc.	1,160
135	BlueLinx Holdings, Inc.*	300
336	Brady Corp., Class A	9,435
333	Briggs & Stratton Corp.	5,768
53	CAI International, Inc.*	1,053
60	Cascade Corp.	2,944
167	Casella Waste Systems, Inc., Class A*	803
260	CBIZ, Inc.*	1,440
78	CDI Corp.	1,285
8	Ceco Environmental Corp.	76
370	Cenveo, Inc.*	744
166	Ceradyne, Inc.	3,943
110	CIRCOR International, Inc.	3,504
133	Columbus McKinnon Corp.*	1,971
181	Comfort Systems USA, Inc.	1,868
7	Compx International, Inc.	86
55	Consolidated Graphics, Inc.*	1,473
66	Courier Corp.	741
71	CRA International, Inc.*	1,125
51	Cubic Corp.	2,575
321	Curtiss-Wright Corp.	9,649
115	Deluxe Corp.	3,263
76	DigitalGlobe, Inc.*	1,579
209	Dolan Co. (The)*	742
91	Dollar Thrifty Automotive Group, Inc.*	7,932
152	Douglas Dynamics, Inc.	2,131
29	Dycom Industries, Inc.*	421
59	Dynamic Materials Corp.	953
43	Eastern Co. (The)	733
77	Edgen Group, Inc.*	572
457	EMCOR Group, Inc.	12,627
31	Encore Capital Group, Inc.*	869
113	Encore Wire Corp.	3,200
301	Energy Recovery, Inc.*	759
396	EnergySolutions, Inc.*	970
104	EnerNOC, Inc.*	1,026
209	EnerSys*	7,785
179	Ennis, Inc.	2,612
12	Enphase Energy, Inc.*	60
67	EnPro Industries, Inc.*	2,515
125	ESCO Technologies, Inc.	4,429
210	Esterline Technologies Corp.*	12,558
384	Federal Signal Corp.*	2,292
258	Flow International Corp.*	851
28	Franklin Covey Co.*	290
8	Franklin Electric Co., Inc.	434
82	FreightCar America, Inc.	1,469
288	FTI Consulting, Inc.*	7,491
769	FuelCell Energy, Inc.*	761
255	Furmanite Corp.*	1,244
129	G&K Services, Inc., Class A	4,047
214	Genco Shipping & Trading Ltd.*	618
84	GenCorp, Inc.*	767
92	Generac Holdings, Inc.	1,983
421	Geo Group, Inc. (The)	11,077
103	GeoEye, Inc.*	2,764
209	Gibraltar Industries, Inc.*	2,284
118	Global Power Equipment Group, Inc.	2,301
9	GP Strategies Corp.*	180
265	Granite Construction, Inc.	7,306
360	Great Lakes Dredge & Dock Corp.	2,632
157	Greenbrier Cos., Inc.*	2,269
312	Griffon Corp.	3,017
87	H&E Equipment Services, Inc.*	1,540
80	Hardinge, Inc.	719
159	Hawaiian Holdings, Inc.*	943
75	Heartland Express, Inc.	977
123	Heidrick & Struggles International, Inc.	1,515
146	Hill International, Inc.*	556
17	HNI Corp.	471
78	Houston Wire & Cable Co.	856
228	Hudson Global, Inc.*	1,058
44	Hurco Cos., Inc.*	910
136	ICF International, Inc.*	2,997
53	II-VI, Inc.*	986
114	Insteel Industries, Inc.	1,142
196	Interline Brands, Inc.*	4,990
38	International Shipholding Corp.	638
21	Intersections, Inc.	230
1,601	JetBlue Airways Corp.*	7,845
80	Kadant, Inc.*	1,818
219	Kaydon Corp.	4,871
184	Kelly Services, Inc., Class A	2,271
73	KEYW Holding Corp. (The)*	822
17	Kforce, Inc.*	199
223	Kimball International, Inc., Class B	2,504
100	Knoll, Inc.	1,454
328	Korn/Ferry International*	4,690
275	Kratos Defense & Security Solutions, Inc.*	1,315
62	L.B. Foster Co., Class A	1,993
136	Layne Christensen Co.*	2,644
54	LMI Aerospace, Inc.*	1,051
134	LSI Industries, Inc.	874
117	Lydall, Inc.*	1,501
107	Marten Transport Ltd.	1,887
82	McGrath RentCorp	2,065
505	Meritor, Inc.*	2,257
275	Metalico, Inc.*	633
93	Met-Pro Corp.	848
59	Michael Baker Corp.*	1,408
76	Miller Industries, Inc.	1,166
262	Mobile Mini, Inc.*	4,480

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
275	Moog, Inc., Class A*	$10,073
155	Mueller Industries, Inc.	6,681
372	Mueller Water Products, Inc., Class A	1,425
87	Multi-Color Corp.	1,775
63	MYR Group, Inc.*	1,281
38	NACCO Industries, Inc., Class A	4,043
30	National Presto Industries, Inc.	2,182
355	Navigant Consulting, Inc.*	3,923
124	NCI Building Systems, Inc.*	1,333
45	NL Industries, Inc.	525
117	NN, Inc.*	986
64	Northwest Pipe Co.*	1,615
404	Orbital Sciences Corp.*	5,575
186	Orion Marine Group, Inc.*	1,417
213	Pacer International, Inc.*	873
3	Park-Ohio Holdings Corp.*	65
44	Patriot Transportation Holding, Inc.*	1,129
1,061	Pendrell Corp.*	1,273
68	PGT, Inc.*	218
118	Pike Electric Corp.*	1,050
142	PMFG, Inc.*	1,022
35	Powell Industries, Inc.*	1,327
14	Preformed Line Products Co.	825
150	Primoris Services Corp.	1,845
173	Quad/Graphics, Inc.	3,169
92	Quality Distribution, Inc.*	895
252	Quanex Building Products Corp.	4,410
17	RailAmerica, Inc.*	466
115	Rand Logistics, Inc.*	817
150	Republic Airways Holdings, Inc.*	668
291	Resources Connection, Inc.	3,253
154	Rexnord Corp.*	2,318
42	Roadrunner Transportation Systems, Inc.*	734
156	Robbins & Myers, Inc.	9,332
12	RPX Corp.*	141
228	Rush Enterprises, Inc., Class A*	3,885
89	Saia, Inc.*	1,931
81	Schawk, Inc.	1,058
2	Seaboard Corp.*	4,178
65	SeaCube Container Leasing Ltd.	1,242
10	SIFCO Industries, Inc.	188
246	Simpson Manufacturing Co., Inc.	6,256
326	SkyWest, Inc.	2,859
67	Standex International Corp.	2,991
449	Steelcase, Inc., Class A	4,355
100	Sterling Construction Co., Inc.*	969
772	Swisher Hygiene, Inc.*	1,366
267	Sykes Enterprises, Inc.*	3,602
24	Sypris Solutions, Inc.	163
100	TAL International Group, Inc.	3,401
164	Teledyne Technologies, Inc.*	10,580
80	Tetra Tech, Inc.*	2,075
44	TMS International Corp., Class A*	443
16	TRC Cos., Inc.*	111
17	Trimas Corp.*	366
75	TrueBlue, Inc.*	1,165
245	Tutor Perini Corp.*	2,599
58	Twin Disc, Inc.	1,074
99	UniFirst Corp.	6,287
263	United Stationers, Inc.	6,362
135	Universal Forest Products, Inc.	5,188
37	Universal Truckload Services, Inc.	525
47	US Ecology, Inc.	884
139	Viad Corp.	2,845
110	Vicor Corp.*	662
28	VSE Corp.	650
17	WageWorks, Inc.*	290
192	Watts Water Technologies, Inc., Class A	7,037
42	Werner Enterprises, Inc.	935
91	Wesco Aircraft Holdings, Inc.*	1,269
37	Willis Lease Finance Corp.*	458
32	Zipcar, Inc.*	253
		520,038

	Information Technology — 5.7%

380	Accelrys, Inc.*	2,922
22	Actuate Corp.*	154
526	Acxiom Corp.*	8,974
272	Advanced Energy Industries, Inc.*	3,473
135	Aeroflex Holding Corp.*	958
100	Agilysys, Inc.*	829
118	Alpha & Omega Semiconductor Ltd.*	1,120
506	Amkor Technology, Inc.*	2,373
483	ANADIGICS, Inc.*	565
83	Anaren, Inc.*	1,636
75	Anixter International, Inc.	4,510
425	Applied Micro Circuits Corp.*	2,172
673	Arris Group, Inc.*	9,173
36	Aspen Technology, Inc.*	878
205	ATMI, Inc.*	3,877
34	Audience, Inc.*	614
27	AuthenTec, Inc.*	216
3	AVG Technologies NV*	31
420	Aviat Networks, Inc.*	958
205	Avid Technology, Inc.*	1,888
11	Aware, Inc.	65
737	Axcelis Technologies, Inc.*	774
221	AXT, Inc.*	740
39	Bankrate, Inc.*	670
4	Bazaarvoice, Inc.*	59
73	Bel Fuse, Inc., Class B	1,422
395	Benchmark Electronics, Inc.*	6,340
120	Black Box Corp.	3,119
232	Blucora, Inc.*	3,575
170	Bottomline Technologies, Inc.*	3,815
2	Brightcove, Inc.*	26
473	Brightpoint, Inc.*	4,243
454	Brooks Automation, Inc.	3,637
168	CACI International, Inc., Class A*	8,969
176	Calix, Inc.*	935
39	CEVA, Inc.*	629
277	Checkpoint Systems, Inc.*	2,213
499	CIBER, Inc.*	1,732
166	Ciena Corp.*	2,269
115	Coherent, Inc.*	5,415
167	Cohu, Inc.	1,470
24	Computer Task Group, Inc.*	384
123	Comtech Telecommunications Corp.	3,459
799	Convergys Corp.	12,392
99	CSG Systems International, Inc.*	2,100
233	CTS Corp.	2,295
147	Cymer, Inc.*	8,335
187	Daktronics, Inc.	1,788
31	DealerTrack Holdings, Inc.*	858
52	Demand Media, Inc.*	528
2	Demandware, Inc.*	52
176	Digi International, Inc.*	1,818
253	Digital River, Inc.*	4,215
243	Diodes, Inc.*	4,493
150	DSP Group, Inc.*	859
728	EarthLink, Inc.	4,863
48	Ebix, Inc.	1,151
121	Echelon Corp.*	403
116	Electro Rent Corp.	1,986

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
157	Electro Scientific Industries, Inc.	$1,925
293	Electronics for Imaging, Inc.*	4,527
595	Emulex Corp.*	4,076
940	Entegris, Inc.*	8,263
603	Entropic Communications, Inc.*	3,274
38	Envivio, Inc.*	100
199	EPIQ Systems, Inc.	2,332
27	ePlus, Inc.*	919
348	Euronet Worldwide, Inc.*	6,180
221	Exar Corp.*	1,682
151	Fabrinet*	1,809
16	FEI Co.	859
625	Finisar Corp.*	8,587
413	First Solar, Inc.*	8,256
340	FormFactor, Inc.*	1,731
268	FSI International, Inc.*	1,654
36	Globecomm Systems, Inc.*	429
23	Glu Mobile, Inc.*	116
189	GSI Group, Inc.*	1,701
141	GSI Technology, Inc.*	626
123	GT Advanced Technologies, Inc.*	713
805	Harmonic, Inc.*	3,679
212	Imation Corp.*	1,210
13	Immersion Corp.*	75
76	Infinera Corp.*	432
3	Infoblox, Inc.*	65
95	Inphi Corp.*	1,129
304	Insight Enterprises, Inc.*	5,460
975	Integrated Device Technology, Inc.*	5,187
187	Integrated Silicon Solution, Inc.*	1,853
359	Intermec, Inc.*	2,125
180	Internap Network Services Corp.*	1,296
474	International Rectifier Corp.*	8,252
873	Intersil Corp., Class A	7,709
159	Intevac, Inc.*	986
250	IntraLinks Holdings, Inc.*	1,355
26	Ipass, Inc.*	47
168	IXYS Corp.*	1,635
55	j2 Global, Inc.	1,621
225	JDA Software Group, Inc.*	6,930
307	Kemet Corp.*	1,431
59	Key Tronic Corp.*	640
108	Keynote Systems, Inc.	1,418
376	KIT Digital, Inc.*	1,222
458	Kopin Corp.*	1,598
15	KVH Industries, Inc.*	203
808	Lattice Semiconductor Corp.*	3,143
412	Limelight Networks, Inc.*	952
14	Littelfuse, Inc.	718
4	Loral Space & Communications, Inc.	294
336	LTX-Credence Corp.*	1,912
35	M/A-COM Technology Solutions Holdings, Inc.*	403
158	Mantech International Corp., Class A	3,539
155	Marchex, Inc., Class B	525
23	Market Leader, Inc.*	116
4	Mattersight Corp.*	22
401	Mattson Technology, Inc.*	377
125	MaxLinear, Inc., Class A*	714
12	Measurement Specialties, Inc.*	390
108	MeetMe, Inc.*	265
1,232	MEMC Electronic Materials, Inc.*	3,302
293	Mentor Graphics Corp.*	4,843
212	Mercury Computer Systems, Inc.*	2,069
254	Methode Electronics, Inc.	2,385
4	Millennial Media, Inc.*	46
247	Mindspeed Technologies, Inc.*	640
75	MIPS Technologies, Inc.*	498
360	MKS Instruments, Inc.	9,760
270	ModusLink Global Solutions, Inc.*	823
105	MoneyGram International, Inc.*	1,675
831	Monster Worldwide, Inc.*	5,792
230	MoSys, Inc.*	784
48	Multi-Fineline Electronix, Inc.*	1,176
161	Nanometrics, Inc.*	2,452
134	NeoPhotonics Corp.*	744
144	NETGEAR, Inc.*	5,266
262	Newport Corp.*	3,257
500	Oclaro, Inc.*	1,285
461	OCZ Technology Group, Inc.*	2,609
359	OmniVision Technologies, Inc.*	5,834
131	Oplink Communications, Inc.*	2,105
142	Park Electrochemical Corp.	3,689
61	PC Connection, Inc.	744
126	PC-Tel, Inc.	794
50	Perficient, Inc.*	535
162	Pericom Semiconductor Corp.*	1,301
84	Pervasive Software, Inc.*	699
414	Photronics, Inc.*	2,430
194	Plantronics, Inc.	6,918
135	Plexus Corp.*	4,035
22	PLX Technology, Inc.*	125
460	Power-One, Inc.*	2,824
431	Progress Software Corp.*	8,288
2	Proofpoint, Inc.*	26
4	QAD, Inc., Class A*	49
504	QLogic Corp.*	6,134
1,509	Quantum Corp.*	2,414
38	QuickLogic Corp.*	102
224	QuinStreet, Inc.*	1,920
157	Radisys Corp.*	573
702	Rambus, Inc.*	3,005
42	RealD, Inc.*	416
150	RealNetworks, Inc.*	1,191
1,671	RF Micro Devices, Inc.*	6,266
88	Richardson Electronics Ltd.	1,053
196	Rofin-Sinar Technologies, Inc.*	4,259
64	Rogers Corp.*	2,547
37	Rosetta Stone, Inc.*	426
117	Rubicon Technology, Inc.*	985
220	Rudolph Technologies, Inc.*	2,055
558	Sanmina-SCI Corp.*	4,821
94	Sapiens International Corp. NV*	352
189	ScanSource, Inc.*	5,715
196	Seachange International, Inc.*	1,599
40	ShoreTel, Inc.*	160
225	Sigma Designs, Inc.*	1,546
207	Silicon Graphics International Corp.*	1,768
94	Silicon Image, Inc.*	445
1,329	Sonus Networks, Inc.*	2,565
330	Spansion, Inc., Class A*	3,772
168	SS&C Technologies Holdings, Inc.*	3,726
243	STEC, Inc.*	1,801
207	STR Holdings, Inc.*	660
147	SunPower Corp.*	659
21	Super Micro Computer, Inc.*	259
71	Supertex, Inc.*	1,228
100	Support.com, Inc.*	308
140	Sycamore Networks, Inc.*	2,069
285	Symmetricom, Inc.*	1,756
2	Synacor, Inc.*	16
180	SYNNEX Corp.*	6,215
106	TechTarget, Inc.*	596
114	TeleNav, Inc.*	689
157	TeleTech Holdings, Inc.*	2,592
2,509	Tellabs, Inc.	8,907

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
45	Telular Corp.	$431
18	Tessco Technologies, Inc.	341
356	Tessera Technologies, Inc.	5,436
427	TiVo, Inc.*	3,881
1,154	TriQuint Semiconductor, Inc.*	6,416
364	TTM Technologies, Inc.*	3,858
160	Ultra Clean Holdings*	941
147	Unisys Corp.*	3,106
621	United Online, Inc.	3,093
36	Unwired Planet, Inc.*	62
205	ValueClick, Inc.*	3,333
106	VASCO Data Security International, Inc.*	998
198	Veeco Instruments, Inc.*	6,791
26	Viasystems Group, Inc.*	395
84	Vishay Precision Group, Inc.*	1,137
347	WebMD Health Corp.*	5,184
333	Westell Technologies, Inc., Class A*	713
91	Zygo Corp.*	1,763
		507,355

	Materials — 2.4%

202	A. Schulman, Inc.	4,907
114	A.M. Castle & Co.*	1,485
633	AK Steel Holding Corp.	3,304
10	AMCOL International Corp.	301
688	Boise, Inc.	5,181
112	Buckeye Technologies, Inc.	3,396
62	Calgon Carbon Corp.*	846
353	Century Aluminum Co.*	2,199
44	Chase Corp.	716
206	Chemtura Corp.*	3,405
33	Clearwater Paper Corp.*	1,245
363	Coeur d’Alene Mines Corp.*	8,345
593	Ferro Corp.*	1,945
132	FutureFuel Corp.	1,362
389	General Moly, Inc.*	1,054
86	Georgia Gulf Corp.	3,409
392	Globe Specialty Metals, Inc.	5,719
314	Gold Reserve, Inc.*	1,221
196	Golden Minerals Co.*	1,049
1,773	Golden Star Resources Ltd.*	2,500
1,147	Graphic Packaging Holding Co.*	6,412
4	Handy & Harman Ltd.*	56
15	Haynes International, Inc.	731
1,954	Hecla Mining Co.	10,571
300	Horsehead Holding Corp.*	2,652
138	Innospec, Inc.*	4,341
132	Kaiser Aluminum Corp.	7,372
277	KapStone Paper and Packaging Corp.*	5,548
221	Kraton Performance Polymers, Inc.*	4,740
132	Landec Corp.*	1,294
942	Louisiana-Pacific Corp.*	12,642
54	LSB Industries, Inc.*	2,036
127	Materion Corp.	2,697
1,351	McEwen Mining, Inc.*	5,350
60	Metals USA Holdings Corp.*	827
122	Minerals Technologies, Inc.	8,273
43	Neenah Paper, Inc.	1,200
172	Olin Corp.	3,686
62	Olympic Steel, Inc.	977
222	OM Group, Inc.*	4,094
244	P. H. Glatfelter Co.	4,099
131	PolyOne Corp.	2,067
64	Quaker Chemical Corp.	3,011
555	Resolute Forest Products*	6,976
175	Revett Minerals, Inc.*	543
208	RTI International Metals, Inc.*	4,512
173	Schnitzer Steel Industries, Inc., Class A	4,778
56	Schweitzer-Mauduit International, Inc.	1,808
342	Sensient Technologies Corp.	12,261
211	Spartech Corp.*	1,068
3	Stepan Co.	287
793	Stillwater Mining Co.*	8,350
141	SunCoke Energy, Inc.*	2,231
155	Texas Industries, Inc.*	6,039
25	TPC Group, Inc.*	1,026
165	Tredegar Corp.	2,670
38	UFP Technologies, Inc.*	642
1	United States Lime & Minerals, Inc.*	44
47	Universal Stainless & Alloy*	1,687
399	Vista Gold Corp.*	1,229
15	Wausau Paper Corp.	135
358	Worthington Industries, Inc.	7,482
89	Zep, Inc.	1,288
189	Zoltek Cos., Inc.*	1,612
		214,933

	Telecommunication Services — 0.3%

174	Cbeyond, Inc.*	1,409
865	Cincinnati Bell, Inc.*	4,057
96	Consolidated Communications Holdings, Inc.	1,563
20	Fairpoint Communications, Inc.*	131
70	Hawaiian Telcom Holdco, Inc.*	1,202
7	IDT Corp., Class B	70
14	inContact, Inc.*	80
293	Iridium Communications, Inc.*	2,171
274	Leap Wireless International, Inc.*	1,499
32	magicJack VocalTec Ltd.*	789
192	Neutral Tandem, Inc.*	2,112
123	ORBCOMM, Inc.*	433
264	Premiere Global Services, Inc.*	2,445
163	Shenandoah Telecommunications Co.	2,507
152	USA Mobility, Inc.	1,734
1,090	Vonage Holdings Corp.*	2,333
		24,535

	Utilities — 3.2%

261	ALLETE, Inc.	10,847
16	American DG Energy, Inc.*	32
116	American States Water Co.	5,055
51	Artesian Resources Corp., Class A	1,129
712	Atlantic Power Corp.	10,046
402	Avista Corp.	10,211
302	Black Hills Corp.	10,328
6	Cadiz, Inc.*	49
144	California Water Service Group	2,634
102	CH Energy Group, Inc.	6,646
66	Chesapeake Utilities Corp.	3,091
417	Cleco Corp.	17,068
21	Connecticut Water Service, Inc.	648
100	Consolidated Water Co., Ltd.	816
47	Delta Natural Gas Co., Inc.	926
274	El Paso Electric Co.	9,067
289	Empire District Electric Co. (The)	6,101
104	Genie Energy Ltd., Class B	738
5,294	GenOn Energy, Inc.*	13,394
343	IDACORP, Inc.	14,217
154	Laclede Group, Inc. (The)	6,507
158	MGE Energy, Inc.	7,812
108	Middlesex Water Co.	2,025
285	New Jersey Resources Corp.	12,771
184	Northwest Natural Gas Co.	9,047
249	NorthWestern Corp.	9,113

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
87	Ormat Technologies, Inc.	$1,652
233	Otter Tail Corp.	5,275
450	Piedmont Natural Gas Co., Inc.	14,054
546	PNM Resources, Inc.	11,231
517	Portland General Electric Co.	13,876
67	SJW Corp.	1,566
163	South Jersey Industries, Inc.	8,251
316	Southwest Gas Corp.	13,509
347	UIL Holdings Corp.	12,207
94	Unitil Corp.	2,482
276	UNS Energy Corp.	11,057
353	WGL Holdings, Inc.	13,781
22	York Water Co.	389
		279,648

	Total Common Stocks (Cost $4,564,474)	4,035,461

	Investment Company (a) — 0.0%‡
	Financials — 0.0%‡

59	Firsthand Technology Value Fund, Inc.*	947

	Total Investment Company (Cost $1,097)	947

Principal Amount
	U.S. Government & Agency Security (a) — 10.6%
	Federal Home Loan Bank
$936,357	0.00%, due 09/04/12	936,357
	Total U.S. Government & Agency Security (Cost $936,357)	936,357

	Repurchase Agreements (a)(b) — 35.0%
3,092,362	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $3,092,421	3,092,362
	Total Repurchase Agreements (Cost $3,092,362)	3,092,362

	Total Investment Securities (Cost $8,594,290) — 91.2%	8,065,127
	Other assets less liabilities — 8.8%	781,167
	Net Assets — 100.0%	$8,846,294

*                           Non-income producing security.

‡                            Amount represents less than 0.05%.

(a)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $2,109,332.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                     Real Estate Investment Trust

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,379
Aggregate gross unrealized depreciation	(758,764)
Net unrealized depreciation	$(594,385)
Federal income tax cost of investments	$8,659,512

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$168,370	$3,547

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	1,134,494	13,987

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	106,232	2,185

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	5,072,339	51,236

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	7,176,114	657,259

		$728,214

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Growth

Schedule of  Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 45.2%
	Consumer Discretionary — 7.4%

18	1-800-Flowers.com, Inc., Class A*	$65
899	Aeropostale, Inc.*	12,523
269	AFC Enterprises, Inc.*	6,461
26	American Greetings Corp., Class A	374
200	American Public Education, Inc.*	6,740
89	America’s Car-Mart, Inc.*	4,059
327	Amerigon, Inc.*	3,881
317	Ameristar Casinos, Inc.	5,341
540	Ann, Inc.*	19,213
293	Arbitron, Inc.	10,305
140	Arctic Cat, Inc.*	6,056
273	Asbury Automotive Group, Inc.*	7,559
26	Barnes & Noble, Inc.*	311
4	Beasley Broadcasting Group, Inc., Class A*	17
40	bebe stores, inc.	217
379	Belo Corp., Class A	2,767
1	Biglari Holdings, Inc.*	351
271	BJ’s Restaurants, Inc.*	11,125
137	Blue Nile, Inc.*	5,127
115	Blyth, Inc.	4,867
44	Bob Evans Farms, Inc.	1,731
179	Body Central Corp.*	1,572
45	Boyd Gaming Corp.*	270
216	Bravo Brio Restaurant Group, Inc.*	3,493
193	Bridgepoint Education, Inc.*	1,903
988	Brunswick Corp.	23,406
307	Buckle, Inc. (The)	13,981
205	Buffalo Wild Wings, Inc.*	15,740
468	Cabela’s, Inc.*	22,469
364	Caesars Entertainment Corp.*	2,614
51	CafePress, Inc.*	474
149	Capella Education Co.*	4,629
233	Caribou Coffee Co., Inc.*	2,980
62	Carmike Cinemas, Inc.*	713
118	Carrols Restaurant Group, Inc.*	670
303	Cato Corp. (The), Class A	8,899
69	Cavco Industries, Inc.*	3,160
202	CEC Entertainment, Inc.	6,001
598	Cheesecake Factory, Inc. (The)	19,860
83	Cherokee, Inc.	1,091
102	Children’s Place Retail Stores, Inc. (The)*	5,808
47	Churchill Downs, Inc.	2,690
11	Citi Trends, Inc.*	128
346	Coinstar, Inc.*	17,688
674	Collective Brands, Inc.*	14,585
59	Collectors Universe	866
16	Conn’s, Inc.*	371
597	Cooper Tire & Rubber Co.	11,934
21	Core-Mark Holding Co., Inc.	956
213	Cracker Barrel Old Country Store, Inc.	13,415
995	Crocs, Inc.*	17,403
93	Crown Media Holdings, Inc., Class A*	160
168	Dana Holding Corp.	2,295
835	Denny’s Corp.*	4,083
65	Destination Maternity Corp.	1,193
22	Dial Global, Inc.*	58
118	Digital Domain Media Group, Inc.*	244
169	DineEquity, Inc.*	8,952
641	Domino’s Pizza, Inc.	22,717
271	Dorman Products, Inc.*	7,989
101	Drew Industries, Inc.*	2,926
61	Einstein Noah Restaurant Group, Inc.	1,054
232	Ethan Allen Interiors, Inc.	5,123
990	Express, Inc.*	15,454
161	Fiesta Restaurant Group, Inc.*	2,586
67	Fifth & Pacific Cos., Inc.*	888
213	Finish Line, Inc. (The), Class A	4,890
385	Francesca’s Holdings Corp.*	13,602
34	Fuel Systems Solutions, Inc.*	598
23	G-III Apparel Group Ltd.*	730
212	Gaylord Entertainment Co.*	8,594
49	Geeknet, Inc.*	882
271	Genesco, Inc.*	19,146
31	Global Sources Ltd.*	181
94	Gordmans Stores, Inc.*	1,653
442	Grand Canyon Education, Inc.*	9,335
11	hhgregg, Inc.*	78
292	Hibbett Sports, Inc.*	16,948
610	Hillenbrand, Inc.	11,053
467	Hot Topic, Inc.	4,413
420	HSN, Inc.	18,913
73	Ignite Restaurant Group, Inc.*	1,094
429	Interval Leisure Group, Inc.	7,915
304	iRobot Corp.*	7,658
395	Jack in the Box, Inc.*	10,306
745	Jamba, Inc.*	1,840
286	JoS. A. Bank Clothiers, Inc.*	13,777
295	K12, Inc.*	6,210
36	Kenneth Cole Productions, Inc., Class A*	546
169	La-Z-Boy, Inc.*	2,332
558	LeapFrog Enterprises, Inc.*	6,049
227	Libbey, Inc.*	3,335
439	Life Time Fitness, Inc.*	20,844
939	Lions Gate Entertainment Corp.*	13,878
305	Lumber Liquidators Holdings, Inc.*	14,231
19	Mac-Gray Corp.	249
186	Maidenform Brands, Inc.*	4,127
66	Marine Products Corp.	387
148	Matthews International Corp., Class A	4,430
122	Mattress Firm Holding Corp.*	3,927
106	MDC Partners, Inc., Class A	1,072
118	Men’s Wearhouse, Inc. (The)	3,729
82	Meritage Homes Corp.*	3,056
342	Monro Muffler Brake, Inc.	11,577
109	Morgans Hotel Group Co.*	565
14	Movado Group, Inc.	492
250	MTR Gaming Group, Inc.*	911
303	Multimedia Games Holding Co., Inc.*	4,748
30	Nathan’s Famous, Inc.*	956
51	National American University Holdings, Inc.	207
208	National CineMedia, Inc.	3,016
187	New York & Co., Inc.*	698
31	Nexstar Broadcasting Group, Inc., Class A*	268
314	Nutrisystem, Inc.	3,228
255	Orbitz Worldwide, Inc.*	724
48	Outdoor Channel Holdings, Inc.	335
129	Overstock.com, Inc.*	1,129
155	Oxford Industries, Inc.	8,452
199	Papa John’s International, Inc.*	10,247
147	Peet’s Coffee & Tea, Inc.*	10,804
121	Penske Automotive Group, Inc.	3,223
225	PetMed Express, Inc.	2,313
1,075	Pier 1 Imports, Inc.	19,866
46	Pinnacle Entertainment, Inc.*	509
526	Pool Corp.	20,719

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
284	Premier Exhibitions, Inc.*	$645
88	R.G. Barry Corp.	1,262
112	ReachLocal, Inc.*	1,408
72	Red Robin Gourmet Burgers, Inc.*	2,233
62	Rentrak Corp.*	1,082
171	rue21, inc.*	4,841
390	Ruth’s Hospitality Group, Inc.*	2,387
278	Ryland Group, Inc. (The)	7,453
82	Scientific Games Corp., Class A*	601
628	Select Comfort Corp.*	17,942
608	Shuffle Master, Inc.*	9,223
99	Shutterfly, Inc.*	2,945
46	Sinclair Broadcast Group, Inc., Class A	532
439	Six Flags Entertainment Corp.	24,246
179	Skullcandy, Inc.*	2,746
718	Smith & Wesson Holding Corp.*	5,773
541	Sonic Corp.*	5,069
263	Sotheby’s	8,221
169	Steiner Leisure Ltd.*	7,899
435	Steven Madden Ltd.*	18,670
131	Strayer Education, Inc.	8,486
212	Sturm Ruger & Co., Inc.	9,180
8	Systemax, Inc.*	93
97	Teavana Holdings, Inc.*	1,067
672	Tenneco, Inc.*	20,409
691	Texas Roadhouse, Inc.	11,864
102	Tilly’s, Inc., Class A*	1,871
64	Tower International, Inc.*	482
257	Town Sports International Holdings, Inc.*	3,346
285	True Religion Apparel, Inc.	6,609
239	Tumi Holdings, Inc.*	5,033
163	U.S. Auto Parts Network, Inc.*	481
156	Universal Technical Institute, Inc.	1,874
140	Vail Resorts, Inc.	7,217
270	Valassis Communications, Inc.*	6,769
13	Value Line, Inc.	146
223	Vera Bradley, Inc.*	4,734
244	Vitacost.com, Inc.*	1,537
326	Vitamin Shoppe, Inc.*	17,477
398	Warnaco Group, Inc. (The)*	20,465
5	Weyco Group, Inc.	115
25	Winmark Corp.	1,235
91	Winnebago Industries, Inc.*	1,046
539	Wolverine World Wide, Inc.	25,349
275	World Wrestling Entertainment, Inc., Class A	2,442
282	Zagg, Inc.*	2,123
242	Zumiez, Inc.*	7,064
		1,045,268

	Consumer Staples — 2.1%

17	Alico, Inc.	538
39	Annie’s, Inc.*	1,620
8	Arden Group, Inc., Class A	722
535	B&G Foods, Inc.	15,660
86	Boston Beer Co., Inc. (The), Class A*	8,861
132	Calavo Growers, Inc.	3,490
138	Cal-Maine Foods, Inc.	5,545
421	Casey’s General Stores, Inc.	23,808
64	Central Garden and Pet Co., Class A*	755
122	Chefs’ Warehouse, Inc. (The)*	1,875
52	Coca-Cola Bottling Co. Consolidated	3,569
48	Craft Brew Alliance, Inc.*	382
396	Darling International, Inc.*	6,582
238	Elizabeth Arden, Inc.*	11,077
5	Farmer Bros Co.*	47
212	Female Health Co. (The)	1,431
408	Hain Celestial Group, Inc. (The)*	28,148
67	Harris Teeter Supermarkets, Inc.	2,618
130	Inter Parfums, Inc.	2,158
145	Inventure Foods, Inc.*	871
164	J&J Snack Foods Corp.	9,364
204	Lancaster Colony Corp.	14,778
51	Lifeway Foods, Inc.	487
92	Limoneira Co.	1,631
153	Medifast, Inc.*	4,267
125	National Beverage Corp.*	1,860
76	Nature’s Sunshine Products, Inc.	1,199
30	Orchids Paper Products Co.	538
22	Pantry, Inc. (The)*	308
538	Pilgrim’s Pride Corp.*	2,862
215	Post Holdings, Inc.*	6,418
367	Prestige Brands Holdings, Inc.*	5,894
201	Pricesmart, Inc.	14,701
628	Rite Aid Corp.*	747
221	Roundy’s, Inc.	1,655
254	Sanderson Farms, Inc.	11,181
148	Schiff Nutrition International, Inc.*	2,853
434	Snyder’s-Lance, Inc.	10,151
213	Spectrum Brands Holdings, Inc.	7,845
1,612	Star Scientific, Inc.*	6,061
1,778	SUPERVALU, Inc.	4,232
53	Susser Holdings Corp.*	1,803
191	Synutra International, Inc.*	1,056
246	Tootsie Roll Industries, Inc.	6,241
268	TreeHouse Foods, Inc.*	13,923
540	United Natural Foods, Inc.*	31,039
66	USANA Health Sciences, Inc.*	2,993
441	Vector Group Ltd.	7,501
176	WD-40 Co.	8,591
16	Westway Group, Inc.*	110
		302,046

	Energy — 2.5%

913	Abraxas Petroleum Corp.*	1,853
88	Alon USA Energy, Inc.	1,204
101	Apco Oil and Gas International, Inc.	1,626
320	Approach Resources, Inc.*	9,197
579	Berry Petroleum Co., Class A	21,330
17	Bonanza Creek Energy, Inc.*	342
347	BPZ Resources, Inc.*	795
151	C&J Energy Services, Inc.*	3,040
378	Carrizo Oil & Gas, Inc.*	9,541
66	Ceres, Inc.*	451
6	Clayton Williams Energy, Inc.*	288
731	Clean Energy Fuels Corp.*	9,605
129	Contango Oil & Gas Co.*	7,163
49	CREDO Petroleum Corp.*	709
413	Crosstex Energy, Inc.	5,121
125	CVR Energy, Inc.*	3,727
445	Dril-Quip, Inc.*	31,168
480	Endeavour International Corp.*	4,056
635	Energy XXI Bermuda Ltd.	20,885
183	Evolution Petroleum Corp.*	1,468
246	Forum Energy Technologies, Inc.*	5,823
586	FX Energy, Inc.*	4,483
105	GasLog Ltd.*	1,168
308	Gevo, Inc.*	1,090
215	Global Geophysical Services, Inc.*	987
288	Goodrich Petroleum Corp.*	3,658
64	GulfMark Offshore, Inc., Class A*	2,245
207	Gulfport Energy Corp.*	5,444
1,078	Halcon Resources Corp.*	8,279

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
22	Harvest Natural Resources, Inc.*	$188
101	Heckmann Corp.*	272
1,460	ION Geophysical Corp.*	9,534
11	Isramco, Inc.*	1,129
292	KiOR, Inc., Class A*	2,234
2,916	Kodiak Oil & Gas Corp.*	26,069
372	Lufkin Industries, Inc.	19,500
572	Magnum Hunter Resources Corp.*	2,460
130	Matador Resources Co.*	1,323
55	Matrix Service Co.*	641
122	Midstates Petroleum Co., Inc.*	994
89	Mitcham Industries, Inc.*	1,362
703	Northern Oil and Gas, Inc.*	11,487
884	Oasis Petroleum, Inc.*	25,928
71	OYO Geospace Corp.*	6,503
77	Panhandle Oil and Gas, Inc., Class A	2,227
11	PHI, Inc. (Non-Voting)*	303
142	Pioneer Energy Services Corp.*	1,093
19	Renewable Energy Group, Inc.*	101
1,694	Rentech, Inc.*	3,727
7	REX American Resources Corp.*	122
136	RigNet, Inc.*	2,415
585	Rosetta Resources, Inc.*	25,120
128	Sanchez Energy Corp.*	2,442
225	Saratoga Resources, Inc.*	1,177
362	Solazyme, Inc.*	4,340
22	Synergy Resources Corp.*	62
321	Targa Resources Corp.	14,532
161	TGC Industries, Inc.*	982
730	Uranerz Energy Corp.*	1,058
441	Uranium Energy Corp.*	1,125
640	Vaalco Energy, Inc.*	4,742
325	Venoco, Inc.*	3,633
27	W&T Offshore, Inc.	466
155	Warren Resources, Inc.*	451
375	Western Refining, Inc.	10,489
100	Willbros Group, Inc.*	490
126	ZaZa Energy Corp.*	380
		357,847

	Financials — 3.2%

510	Acadia Realty Trust (REIT)	12,699
23	Alexander’s, Inc. (REIT)	10,342
9	American Safety Insurance Holdings Ltd.*	155
45	AmTrust Financial Services, Inc.	1,178
26	Apollo Residential Mortgage, Inc.	531
7	Arrow Financial Corp.	171
240	Associated Estates Realty Corp. (REIT)	3,650
236	Bank of the Ozarks, Inc.	7,576
46	Beneficial Mutual Bancorp, Inc.*	405
1,089	BGC Partners, Inc., Class A	4,911
7	BofI Holding, Inc.*	165
29	Bridge Capital Holdings*	436
5	Cascade Bancorp*	26
135	Cash America International, Inc.	5,241
11	Clifton Savings Bancorp, Inc.	107
204	Cohen & Steers, Inc.	6,885
113	Coresite Realty Corp. (REIT)	3,072
87	Credit Acceptance Corp.*	8,566
381	DFC Global Corp.*	7,094
30	Diamond Hill Investment Group, Inc.	2,190
5	Donegal Group, Inc., Class A	72
95	Duff & Phelps Corp., Class A	1,259
320	DuPont Fabros Technology, Inc. (REIT)	8,819
10	Eagle Bancorp, Inc.*	170
295	EastGroup Properties, Inc. (REIT)	15,812
217	eHealth, Inc.*	3,589
70	Employers Holdings, Inc.	1,276
176	Epoch Holding Corp.	3,707
29	Evercore Partners, Inc., Class A	716
365	EZCORP, Inc., Class A*	8,267
819	FelCor Lodging Trust, Inc. (REIT)*	3,800
513	Financial Engines, Inc.*	10,927
107	First American Financial Corp.	2,062
317	First Cash Financial Services, Inc.*	14,145
13	First Federal Bancshares of Arkansas, Inc.*	127
39	Flagstone Reinsurance Holdings S.A.	333
82	FNB United Corp.*	1,000
71	GAMCO Investors, Inc., Class A	3,202
1,389	Glimcher Realty Trust (REIT)	14,557
265	Green Dot Corp., Class A*	3,034
322	Greenhill & Co., Inc.	14,055
87	Greenlight Capital Re Ltd., Class A*	2,112
12	Gyrodyne Co. of America, Inc. (REIT)*	1,338
10	Hallmark Financial Services*	80
10	Heritage Financial Group, Inc.	136
308	HFF, Inc., Class A*	4,096
664	Highwoods Properties, Inc. (REIT)	21,653
1	Hingham Institution for Savings	63
17	Homeowners Choice, Inc.	341
33	ICG Group, Inc.*	301
383	Inland Real Estate Corp. (REIT)	3,141
82	Investors Bancorp, Inc.*	1,408
1,140	Ladenburg Thalmann Financial Services, Inc.*	1,585
74	LTC Properties, Inc. (REIT)	2,497
25	Main Street Capital Corp.	665
404	MarketAxess Holdings, Inc.	13,158
40	Meadowbrook Insurance Group, Inc.	304
8	Meridian Interstate Bancorp, Inc.*	119
35	MicroFinancial, Inc.	315
199	Monmouth Real Estate Investment Corp., Class A (REIT)	2,223
70	Montpelier Re Holdings Ltd.	1,509
271	National Health Investors, Inc. (REIT)	14,157
212	Nationstar Mortgage Holdings, Inc.*	5,749
47	Navigators Group, Inc. (The)*	2,282
344	Netspend Holdings, Inc.*	3,261
71	Ocwen Financial Corp.*	1,827
1,171	Omega Healthcare Investors, Inc. (REIT)	28,127
175	Oritani Financial Corp.	2,560
3	Pacific Capital Bancorp*	138
3	Penns Woods Bancorp, Inc.	120
281	Potlatch Corp. (REIT)	10,133
169	PS Business Parks, Inc. (REIT)	11,521
73	Pzena Investment Management, Inc., Class A	367
53	Regional Management Corp.*	890
84	Saul Centers, Inc. (REIT)	3,621
293	Sovran Self Storage, Inc. (REIT)	16,657
24	State Auto Financial Corp.	337
292	Stifel Financial Corp.*	9,543
1,696	Strategic Hotels & Resorts, Inc. (REIT)*	10,346
293	Sun Communities, Inc. (REIT)	13,422
146	Tejon Ranch Co.*	4,082
388	Texas Capital Bancshares, Inc.*	17,856
207	Tower Group, Inc.	3,859
40	Tree.com, Inc.*	609

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
27	UMH Properties, Inc. (REIT)	$304
82	Universal Health Realty Income Trust (REIT)	3,540
24	Universal Insurance Holdings, Inc.	84
193	Urstadt Biddle Properties, Inc., Class A (REIT)	3,764
35	Virtus Investment Partners, Inc.*	2,997
232	Washington Real Estate Investment Trust (REIT)	6,232
170	Westamerica Bancorp.	7,914
74	Westwood Holdings Group, Inc.	2,720
648	WisdomTree Investments, Inc.*	4,044
115	World Acceptance Corp.*	8,395
34	Zillow, Inc., Class A*	1,415
		446,246

	Health Care — 9.8%

240	Abaxis, Inc.*	8,993
370	Abiomed, Inc.*	8,262
255	Acadia Healthcare Co., Inc.*	4,891
623	Accretive Health, Inc.*	7,407
789	Accuray, Inc.*	4,837
589	Achillion Pharmaceuticals, Inc.*	4,141
444	Acorda Therapeutics, Inc.*	10,145
134	Acura Pharmaceuticals, Inc.*	218
276	Aegerion Pharmaceuticals, Inc.*	3,842
400	Affymax, Inc.*	7,076
165	Agenus, Inc.*	757
142	Air Methods Corp.*	16,549
629	Akorn, Inc.*	8,705
795	Align Technology, Inc.*	26,990
1,355	Alkermes plc*	24,864
883	Allos Therapeutics, Inc.*	1,598
513	Alnylam Pharmaceuticals, Inc.*	9,383
188	AMAG Pharmaceuticals, Inc.*	2,781
334	Amicus Therapeutics, Inc.*	1,637
249	AMN Healthcare Services, Inc.*	2,092
284	Ampio Pharmaceuticals, Inc.*	818
115	Amsurg Corp.*	3,382
159	Anacor Pharmaceuticals, Inc.*	978
136	Analogic Corp.	9,453
130	Anika Therapeutics, Inc.*	1,847
1,010	Antares Pharma, Inc.*	3,919
2,123	Arena Pharmaceuticals, Inc.*	19,192
652	Arqule, Inc.*	3,416
986	Array BioPharma, Inc.*	5,462
253	ArthroCare Corp.*	7,484
397	athenahealth, Inc.*	35,083
161	AtriCure, Inc.*	1,124
17	Atrion Corp.	3,692
535	Auxilium Pharmaceuticals, Inc.*	12,465
1,381	AVANIR Pharmaceuticals, Inc., Class A*	4,585
397	AVEO Pharmaceuticals, Inc.*	3,807
119	BG Medicine, Inc.*	472
544	BioCryst Pharmaceuticals, Inc.*	2,377
235	BioDelivery Sciences International, Inc.*	1,159
272	Bio-Reference Labs, Inc.*	7,105
133	BioScrip, Inc.*	1,130
55	BioSpecifics Technologies Corp.*	1,033
337	BioTime, Inc.*	1,365
665	Cadence Pharmaceuticals, Inc.*	2,620
169	Cambrex Corp.*	2,058
235	Cantel Medical Corp.	6,054
269	Capital Senior Living Corp.*	3,236
186	Cardiovascular Systems, Inc.*	1,734
650	Celldex Therapeutics, Inc.*	3,666
47	Cempra, Inc.*	386
570	Centene Corp.*	23,148
726	Cepheid, Inc.*	27,399
533	Cerus Corp.*	1,700
213	Chemed Corp.	14,064
60	ChemoCentryx, Inc.*	630
151	Clovis Oncology, Inc.*	2,641
122	Computer Programs & Systems, Inc.	6,167
347	Conceptus, Inc.*	6,596
545	Corcept Therapeutics, Inc.*	1,575
196	Coronado Biosciences, Inc.*	1,205
68	Corvel Corp.*	2,978
701	Cubist Pharmaceuticals, Inc.*	32,386
73	Cumberland Pharmaceuticals, Inc.*	438
675	Curis, Inc.*	2,970
305	Cyberonics, Inc.*	15,229
53	Cynosure, Inc., Class A*	1,378
478	Cytori Therapeutics, Inc.*	1,506
1,704	Dendreon Corp.*	7,651
617	Depomed, Inc.*	3,264
6	Derma Sciences, Inc.*	57
759	DexCom, Inc.*	10,095
480	Discovery Laboratories, Inc.*	1,546
248	Dusa Pharmaceuticals, Inc.*	1,327
1,093	Dyax Corp.*	2,470
1,702	Dynavax Technologies Corp.*	6,655
58	Emergent Biosolutions, Inc.*	854
340	Emeritus Corp.*	6,807
328	Endocyte, Inc.*	3,146
612	Endologix, Inc.*	7,326
120	Ensign Group, Inc. (The)	3,533
280	EnteroMedics, Inc.*	1,030
193	Epocrates, Inc.*	1,722
705	Exact Sciences Corp.*	7,001
22	Exactech, Inc.*	355
62	ExamWorks Group, Inc.*	781
2,028	Exelixis, Inc.*	8,984
269	Fluidigm Corp.*	4,207
81	Furiex Pharmaceuticals, Inc.*	1,494
178	Genomic Health, Inc.*	6,134
69	Greenway Medical Technologies, Inc.*	1,039
247	GTx, Inc.*	909
280	Haemonetics Corp.*	20,628
993	Halozyme Therapeutics, Inc.*	5,759
607	Hansen Medical, Inc.*	892
19	Harvard Bioscience, Inc.*	73
893	HealthSouth Corp.*	20,450
216	HealthStream, Inc.*	6,139
156	HeartWare International, Inc.*	13,973
46	Hi-Tech Pharmacal Co., Inc.*	1,642
951	HMS Holdings Corp.*	32,771
127	Horizon Pharma, Inc.*	564
126	ICU Medical, Inc.*	6,993
881	Idenix Pharmaceuticals, Inc.*	4,978
441	ImmunoCellular Therapeutics Ltd.*	1,138
719	Immunogen, Inc.*	10,346
729	Immunomedics, Inc.*	2,457
742	Impax Laboratories, Inc.*	17,563
267	Infinity Pharmaceuticals, Inc.*	4,849
529	Insulet Corp.*	11,093
123	Integra LifeSciences Holdings Corp.*	4,839
57	Integramed America, Inc.*	799
405	InterMune, Inc.*	2,985
183	IPC The Hospitalist Co., Inc.*	8,087
176	IRIS International, Inc.*	2,235
832	Ironwood Pharmaceuticals, Inc.*	10,425
1,109	Isis Pharmaceuticals, Inc.*	15,093

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
460	Jazz Pharmaceuticals plc*	$20,935
788	Keryx Biopharmaceuticals, Inc.*	1,607
105	Landauer, Inc.	6,157
945	Lexicon Pharmaceuticals, Inc.*	2,117
10	LHC Group, Inc.*	174
193	Ligand Pharmaceuticals, Inc., Class B*	3,337
461	Luminex Corp.*	8,916
16	Magellan Health Services, Inc.*	794
400	MAKO Surgical Corp.*	6,592
1,248	MannKind Corp.*	3,370
311	MAP Pharmaceuticals, Inc.*	4,180
553	Masimo Corp.*	12,210
216	MedAssets, Inc.*	3,687
610	Medicines Co. (The)*	15,671
636	Medicis Pharmaceutical Corp., Class A	20,072
246	Medidata Solutions, Inc.*	8,630
28	Mediware Information Systems*	411
503	Merge Healthcare, Inc.*	1,589
457	Meridian Bioscience, Inc.	8,080
27	Merit Medical Systems, Inc.*	385
168	Merrimack Pharmaceuticals, Inc.*	1,337
489	Metropolitan Health Networks, Inc.*	3,932
27	Molina Healthcare, Inc.*	654
200	Momenta Pharmaceuticals, Inc.*	2,822
141	MWI Veterinary Supply, Inc.*	14,216
28	National Research Corp.	1,393
200	Natus Medical, Inc.*	2,342
1,068	Navidea Biopharmaceuticals, Inc.*	3,887
901	Nektar Therapeutics*	7,731
261	Neogen Corp.*	10,189
734	Neurocrine Biosciences, Inc.*	5,417
140	NewLink Genetics Corp.*	1,954
1,283	Novavax, Inc.*	2,617
634	NPS Pharmaceuticals, Inc.*	4,831
118	NuVasive, Inc.*	2,487
545	NxStage Medical, Inc.*	6,949
207	Obagi Medical Products, Inc.*	2,766
286	Omeros Corp.*	2,697
44	Omnicell, Inc.*	632
161	OncoGenex Pharmaceutical, Inc.*	2,204
632	Oncothyreon, Inc.*	3,343
1,182	Opko Health, Inc.*	5,248
521	Optimer Pharmaceuticals, Inc.*	7,831
600	OraSure Technologies, Inc.*	5,826
668	Orexigen Therapeutics, Inc.*	2,986
166	Orthofix International N.V.*	7,025
182	Osiris Therapeutics, Inc.*	1,647
601	Owens & Minor, Inc.	16,822
204	Pacira Pharmaceuticals, Inc.*	3,705
420	Pain Therapeutics, Inc.*	1,672
309	Par Pharmaceutical Cos., Inc.*	15,388
663	PAREXEL International Corp.*	19,088
10	PDI, Inc.*	69
1,337	PDL BioPharma, Inc.	9,840
101	Pernix Therapeutics Holdings*	661
602	Pharmacyclics, Inc.*	40,286
123	PhotoMedex, Inc.*	1,613
294	Pozen, Inc.*	1,914
335	Progenics Pharmaceuticals, Inc.*	1,367
35	Providence Service Corp. (The)*	399
558	PSS World Medical, Inc.*	12,047
438	Quality Systems, Inc.	7,739
595	Questcor Pharmaceuticals, Inc.*	25,847
312	Quidel Corp.*	5,067
541	Raptor Pharmaceutical Corp.*	2,689
307	Repligen Corp.*	1,747
164	Repros Therapeutics, Inc.*	2,078
645	Rigel Pharmaceuticals, Inc.*	6,011
103	Rochester Medical Corp.*	1,135
219	Rockwell Medical Technologies, Inc.*	1,748
38	RTI Biologics, Inc.*	145
104	Sagent Pharmaceuticals, Inc.*	1,504
582	Sangamo Biosciences, Inc.*	3,125
606	Santarus, Inc.*	3,745
629	Sciclone Pharmaceuticals, Inc.*	3,082
1,052	Seattle Genetics, Inc.*	27,920
966	Sequenom, Inc.*	3,545
389	SIGA Technologies, Inc.*	1,151
197	Skilled Healthcare Group, Inc., Class A*	1,127
379	Spectranetics Corp. (The)*	4,601
659	Spectrum Pharmaceuticals, Inc.*	7,882
402	Staar Surgical Co.*	2,633
471	STERIS Corp.	16,127
120	Sucampo Pharmaceuticals, Inc., Class A*	572
299	Sunesis Pharmaceuticals, Inc.*	948
518	Sunrise Senior Living, Inc.*	7,449
38	SurModics, Inc.*	708
126	Symmetry Medical, Inc.*	1,173
116	Synageva BioPharma Corp.*	5,795
455	Synergy Pharmaceuticals, Inc.*	2,252
411	Synta Pharmaceuticals Corp.*	2,700
314	Team Health Holdings, Inc.*	8,965
671	Theravance, Inc.*	17,896
498	Threshold Pharmaceuticals, Inc.*	4,387
117	Tornier N.V.*	2,097
16	Transcept Pharmaceuticals, Inc.*	107
275	Trius Therapeutics, Inc.*	1,526
130	U.S. Physical Therapy, Inc.	3,376
889	Unilife Corp.*	2,658
36	Utah Medical Products, Inc.	1,217
312	Vanda Pharmaceuticals, Inc.*	1,370
304	Vanguard Health Systems, Inc.*	2,964
181	Vascular Solutions, Inc.*	2,373
138	Ventrus Biosciences, Inc.*	522
70	Verastem, Inc.*	603
769	Vical, Inc.*	2,791
1,103	Vivus, Inc.*	23,659
31	Vocera Communications, Inc.*	873
590	Volcano Corp.*	16,685
230	WellCare Health Plans, Inc.*	13,039
239	West Pharmaceutical Services, Inc.	11,317
409	XenoPort, Inc.*	3,812
665	XOMA Corp.*	2,308
27	Young Innovations, Inc.	1,006
76	ZELTIQ Aesthetics, Inc.*	403
736	ZIOPHARM Oncology, Inc.*	3,658
603	Zogenix, Inc.*	1,429
		1,395,472

	Industrials — 7.6%

119	A. O. Smith Corp.	6,510
99	A.T. Cross Co., Class A*	981
206	AAON, Inc.	3,790
550	Acacia Research Corp.*	14,487
574	ACCO Brands Corp.*	3,783
69	Aceto Corp.	617
198	Acorn Energy, Inc.	1,630
156	Actuant Corp., Class A	4,387
469	Acuity Brands, Inc.	30,091
380	Advisory Board Co. (The)*	16,845
61	Aegion Corp.*	1,191

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
115	Aerovironment, Inc.*	$2,744
745	Alaska Air Group, Inc.*	24,995
165	Allegiant Travel Co.*	10,930
163	Altra Holdings, Inc.	3,001
170	Ameresco, Inc., Class A*	2,042
70	American Reprographics Co.*	281
17	American Science & Engineering, Inc.	1,011
44	American Superconductor Corp.*	165
17	American Woodmark Corp.*	329
430	Applied Industrial Technologies, Inc.	17,492
24	Argan, Inc.	402
116	Astronics Corp.*	3,248
1,175	Avis Budget Group, Inc.*	19,294
279	AZZ, Inc.	8,861
77	Barrett Business Services, Inc.	1,951
519	Beacon Roofing Supply, Inc.*	14,605
448	Belden, Inc.	15,290
542	Blount International, Inc.*	6,981
49	BlueLinx Holdings, Inc.*	109
523	Brink’s Co. (The)	11,642
498	Builders FirstSource, Inc.*	2,216
57	CAI International, Inc.*	1,133
3,303	Capstone Turbine Corp.*	3,299
6	Cascade Corp.	294
18	Casella Waste Systems, Inc., Class A*	87
25	CDI Corp.	412
67	Ceco Environmental Corp.	635
222	Celadon Group, Inc.	3,665
331	Chart Industries, Inc.*	23,104
14	CIRCOR International, Inc.	446
556	CLARCOR, Inc.	26,766
96	Coleman Cable, Inc.	910
122	Comfort Systems USA, Inc.	1,259
270	Commercial Vehicle Group, Inc.*	2,282
1	Compx International, Inc.	12
371	Corporate Executive Board Co. (The)	17,274
73	CPI Aerostructures, Inc.*	905
94	Cubic Corp.	4,746
379	Deluxe Corp.	10,752
277	DigitalGlobe, Inc.*	5,753
163	Dollar Thrifty Automotive Group, Inc.*	14,207
97	DXP Enterprises, Inc.*	4,473
325	Dycom Industries, Inc.*	4,719
54	Dynamic Materials Corp.	873
163	Echo Global Logistics, Inc.*	2,887
41	Edgen Group, Inc.*	305
192	Encore Capital Group, Inc.*	5,382
237	EnergySolutions, Inc.*	581
104	EnerNOC, Inc.*	1,026
193	EnerSys*	7,189
69	Enphase Energy, Inc.*	342
120	EnPro Industries, Inc.*	4,505
95	ESCO Technologies, Inc.	3,366
148	Exponent, Inc.*	7,705
67	Federal Signal Corp.*	400
112	Flow International Corp.*	370
322	Forward Air Corp.	10,826
108	Franklin Covey Co.*	1,118
246	Franklin Electric Co., Inc.	13,341
432	FuelCell Energy, Inc.*	428
525	GenCorp, Inc.*	4,793
125	Generac Holdings, Inc.	2,694
448	Genesee & Wyoming, Inc., Class A*	28,475
168	Gorman-Rupp Co. (The)	4,627
149	GP Strategies Corp.*	2,987
110	Graham Corp.	2,091
73	Great Lakes Dredge & Dock Corp.	534
177	H&E Equipment Services, Inc.*	3,133
308	Hawaiian Holdings, Inc.*	1,826
743	Healthcare Services Group, Inc.	15,729
411	Heartland Express, Inc.	5,351
583	HEICO Corp.	20,312
85	Heritage-Crystal Clean, Inc.*	1,529
645	Herman Miller, Inc.	12,616
1,102	Hexcel Corp.*	24,982
15	Hill International, Inc.*	57
477	HNI Corp.	13,222
71	Houston Wire & Cable Co.	779
411	Hub Group, Inc., Class A*	12,371
254	Huron Consulting Group, Inc.*	8,197
496	II-VI, Inc.*	9,226
351	InnerWorkings, Inc.*	4,230
251	Insperity, Inc.	6,137
11	Insteel Industries, Inc.	110
648	Interface, Inc.	8,897
36	Interline Brands, Inc.*	917
67	Intersections, Inc.	735
320	John Bean Technologies Corp.	5,107
292	Kaman Corp.	9,578
87	KEYW Holding Corp. (The)*	980
291	Kforce, Inc.*	3,411
640	Knight Transportation, Inc.	9,152
369	Knoll, Inc.	5,365
141	Lindsay Corp.	9,216
12	LMI Aerospace, Inc.*	234
606	MasTec, Inc.*	11,053
141	McGrath RentCorp	3,550
252	Meritor, Inc.*	1,126
12	Met-Pro Corp.	109
207	Middleby Corp.*	23,836
305	Mine Safety Appliances Co.	10,635
173	Mistras Group, Inc.*	3,773
57	Moog, Inc., Class A*	2,088
49	Mueller Industries, Inc.	2,112
1,132	Mueller Water Products, Inc., Class A	4,336
9	Multi-Color Corp.	184
125	MYR Group, Inc.*	2,542
6	National Presto Industries, Inc.	436
86	Nortek, Inc.*	4,426
810	Odyssey Marine Exploration, Inc.*	2,940
526	Old Dominion Freight Line, Inc.*	23,554
30	Omega Flex, Inc.*	319
475	On Assignment, Inc.*	7,842
45	Pacer International, Inc.*	185
90	Park-Ohio Holdings Corp.*	1,936
44	Patrick Industries, Inc.*	572
107	PGT, Inc.*	342
189	Portfolio Recovery Associates, Inc.*	18,966
42	Powell Industries, Inc.*	1,593
3	Preformed Line Products Co.	177
89	Primoris Services Corp.	1,095
56	Proto Labs, Inc.*	1,762
88	Quality Distribution, Inc.*	856
181	RailAmerica, Inc.*	4,959
10	Rand Logistics, Inc.*	71
401	Raven Industries, Inc.	12,178
245	RBC Bearings, Inc.*	11,268
294	Republic Airways Holdings, Inc.*	1,308
69	Rexnord Corp.*	1,038
74	Roadrunner Transportation Systems, Inc.*	1,294
175	Robbins & Myers, Inc.	10,468

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
215	RPX Corp.*	$2,524
33	Saia, Inc.*	716
129	Sauer-Danfoss, Inc.	4,919
16	SeaCube Container Leasing Ltd.	306
11	SIFCO Industries, Inc.	207
45	Simpson Manufacturing Co., Inc.	1,144
37	SkyWest, Inc.	324
460	Spirit Airlines, Inc.*	8,993
173	Standard Parking Corp.*	3,995
32	Standex International Corp.	1,428
116	Steelcase, Inc., Class A	1,125
18	Sterling Construction Co., Inc.*	174
229	Sun Hydraulics Corp.	5,301
874	Swift Transportation Co.*	7,123
78	Sypris Solutions, Inc.	531
162	TAL International Group, Inc.	5,510
614	Taser International, Inc.*	3,285
220	Team, Inc.*	6,879
142	Teledyne Technologies, Inc.*	9,160
209	Tennant Co.	8,768
572	Tetra Tech, Inc.*	14,838
136	Textainer Group Holdings Ltd.	4,804
163	Thermon Group Holdings, Inc.*	3,726
467	Titan International, Inc.	9,751
187	Titan Machinery, Inc.*	4,310
71	TMS International Corp., Class A*	715
143	TRC Cos., Inc.*	995
165	Trex Co., Inc.*	5,074
328	Trimas Corp.*	7,052
326	TrueBlue, Inc.*	5,063
26	United Stationers, Inc.	629
1,796	US Airways Group, Inc.*	19,145
127	US Ecology, Inc.	2,388
820	USG Corp.*	16,859
39	Vicor Corp.*	235
756	Wabash National Corp.*	5,058
44	WageWorks, Inc.*	751
325	Watsco, Inc.	24,524
421	Werner Enterprises, Inc.	9,367
49	Wesco Aircraft Holdings, Inc.*	683
765	Woodward, Inc.	26,721
195	XPO Logistics, Inc.*	2,892
246	Zipcar, Inc.*	1,943
		1,074,142

	Information Technology — 10.1%

518	3D Systems Corp.*	22,642
440	ACI Worldwide, Inc.*	19,087
430	Active Network, Inc. (The)*	4,842
510	Actuate Corp.*	3,565
705	ADTRAN, Inc.	14,304
349	Advent Software, Inc.*	8,292
30	Ambient Corp.*	158
259	American Software, Inc., Class A	2,134
20	Anaren, Inc.*	394
320	Ancestry.com, Inc.*	9,946
394	Angie’s List, Inc.*	3,767
190	Anixter International, Inc.	11,425
164	Arris Group, Inc.*	2,235
1,237	Aruba Networks, Inc.*	24,307
978	Aspen Technology, Inc.*	23,844
22	ATMI, Inc.*	416
11	Audience, Inc.*	199
450	AuthenTec, Inc.*	3,604
84	AVG Technologies NV*	875
117	Aware, Inc.	694
161	Badger Meter, Inc.	5,460
449	Bankrate, Inc.*	7,714
109	Bazaarvoice, Inc.*	1,618
499	Blackbaud, Inc.	12,166
68	Blucora, Inc.*	1,048
111	Bottomline Technologies, Inc.*	2,491
62	Brightcove, Inc.*	801
304	BroadSoft, Inc.*	11,008
261	Cabot Microelectronics Corp.	8,683
24	CACI International, Inc., Class A*	1,281
318	CalAmp Corp.*	2,417
149	Calix, Inc.*	791
384	Callidus Software, Inc.*	1,716
125	Carbonite, Inc.*	945
488	Cardtronics, Inc.*	13,786
103	Cass Information Systems, Inc.	4,122
550	Cavium, Inc.*	17,765
194	CEVA, Inc.*	3,127
828	Ciena Corp.*	11,319
714	Cirrus Logic, Inc.*	29,752
474	Cognex Corp.	17,107
76	Coherent, Inc.*	3,579
494	CommVault Systems, Inc.*	24,907
130	Computer Task Group, Inc.*	2,080
391	comScore, Inc.*	5,521
2,424	Comverse Technology, Inc.*	14,544
337	Constant Contact, Inc.*	6,588
372	Cornerstone OnDemand, Inc.*	9,973
312	CoStar Group, Inc.*	25,350
410	Cray, Inc.*	4,678
217	CSG Systems International, Inc.*	4,603
105	Cymer, Inc.*	5,953
97	Daktronics, Inc.	927
169	Datalink Corp.*	1,411
419	DealerTrack Holdings, Inc.*	11,602
243	Deltek, Inc.*	3,144
247	Demand Media, Inc.*	2,507
68	Demandware, Inc.*	1,768
505	Dice Holdings, Inc.*	4,030
78	Digimarc Corp.	1,696
204	DTS, Inc.*	4,578
235	Ebix, Inc.	5,638
224	Echelon Corp.*	746
20	Electro Rent Corp.	342
41	Electronics for Imaging, Inc.*	633
278	Ellie Mae, Inc.*	7,164
230	Envestnet, Inc.*	2,654
24	Envivio, Inc.*	63
54	EPAM Systems, Inc.*	945
28	EPIQ Systems, Inc.	328
108	ExactTarget, Inc.*	2,286
54	Exar Corp.*	411
258	ExlService Holdings, Inc.*	6,649
1,042	Extreme Networks*	3,710
379	Fair Isaac Corp.	16,187
350	FalconStor Software, Inc.*	640
187	FARO Technologies, Inc.*	7,377
394	FEI Co.	21,162
156	Forrester Research, Inc.	4,568
728	Global Cash Access Holdings, Inc.*	5,584
197	Globecomm Systems, Inc.*	2,346
560	Glu Mobile, Inc.*	2,828
17	GSI Group, Inc.*	153
1,111	GT Advanced Technologies, Inc.*	6,444
158	Guidance Software, Inc.*	1,657
214	Guidewire Software, Inc.*	6,110
272	Hackett Group, Inc. (The)*	1,020
429	Heartland Payment Systems, Inc.	13,033
356	Higher One Holdings, Inc.*	4,389
349	Hittite Microwave Corp.*	18,277

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
356	iGATE Corp.*	$5,735
290	Immersion Corp.*	1,665
108	Imperva, Inc.*	3,271
1,092	Infinera Corp.*	6,203
81	Infoblox, Inc.*	1,765
246	Innodata, Inc.*	1,014
105	Inphi Corp.*	1,247
162	Interactive Intelligence Group, Inc.*	4,789
491	InterDigital, Inc.	16,571
84	Intermec, Inc.*	497
153	Intermolecular, Inc.*	1,132
297	Internap Network Services Corp.*	2,138
403	InvenSense, Inc.*	5,070
533	Ipass, Inc.*	970
467	Ixia*	6,930
424	j2 Global, Inc.	12,495
107	JDA Software Group, Inc.*	3,296
179	Jive Software, Inc.*	2,701
302	Kenexa Corp.*	13,844
20	Key Tronic Corp.*	217
139	KVH Industries, Inc.*	1,885
623	Lionbridge Technologies, Inc.*	2,187
261	Liquidity Services, Inc.*	13,674
217	Littelfuse, Inc.	11,130
609	LivePerson, Inc.*	10,049
244	LogMeIn, Inc.*	5,363
115	Loral Space & Communications, Inc.	8,443
11	M/A-COM Technology Solutions Holdings, Inc.*	127
225	Manhattan Associates, Inc.*	11,380
206	Market Leader, Inc.*	1,036
106	Mattersight Corp.*	588
376	MAXIMUS, Inc.	20,451
43	MaxLinear, Inc., Class A*	246
322	Maxwell Technologies, Inc.*	2,450
148	Measurement Specialties, Inc.*	4,807
30	MeetMe, Inc.*	73
564	MEMC Electronic Materials, Inc.*	1,512
557	Mentor Graphics Corp.*	9,207
29	Mesa Laboratories, Inc.	1,364
537	Micrel, Inc.	5,338
983	Microsemi Corp.*	19,572
94	MicroStrategy, Inc., Class A*	11,798
119	Millennial Media, Inc.*	1,372
408	MIPS Technologies, Inc.*	2,709
67	MoneyGram International, Inc.*	1,069
338	Monolithic Power Systems, Inc.*	7,287
405	Monotype Imaging Holdings, Inc.*	6,111
434	Move, Inc.*	3,377
178	MTS Systems Corp.	9,044
20	Multi-Fineline Electronix, Inc.*	490
249	Neonode, Inc.*	991
188	NETGEAR, Inc.*	6,875
406	Netscout Systems, Inc.*	9,642
713	NIC, Inc.	10,289
111	Numerex Corp., Class A*	1,157
53	NVE Corp.*	2,979
250	OpenTable, Inc.*	10,612
165	OPNET Technologies, Inc.	5,151
220	OSI Systems, Inc.*	16,302
1,323	Parametric Technology Corp.*	28,114
840	Parkervision, Inc.*	1,932
267	PDF Solutions, Inc.*	3,217
190	Pegasystems, Inc.	5,136
273	Perficient, Inc.*	2,924
11	Pervasive Software, Inc.*	92
158	Plantronics, Inc.	5,634
169	Plexus Corp.*	5,051
460	PLX Technology, Inc.*	2,622
314	Power Integrations, Inc.	10,877
232	PRGX Global, Inc.*	1,884
213	Procera Networks, Inc.*	4,513
66	Proofpoint, Inc.*	857
242	PROS Holdings, Inc.*	4,182
62	QAD, Inc., Class A*	759
945	QLIK Technologies, Inc.*	19,987
264	QLogic Corp.*	3,213
156	Quantum Corp.*	250
620	Quest Software, Inc.*	17,329
426	QuickLogic Corp.*	1,142
88	Rambus, Inc.*	377
419	RealD, Inc.*	4,152
397	RealPage, Inc.*	10,127
395	Responsys, Inc.*	3,788
379	RF Micro Devices, Inc.*	1,421
76	Rogers Corp.*	3,024
58	Rosetta Stone, Inc.*	668
330	Saba Software, Inc.*	3,102
1,363	Sapient Corp.*	13,780
198	SciQuest, Inc.*	3,336
725	Semtech Corp.*	17,777
549	ServiceSource International, Inc.*	5,084
468	ShoreTel, Inc.*	1,872
19	Silicon Graphics International Corp.*	162
770	Silicon Image, Inc.*	3,642
207	Sonus Networks, Inc.*	400
327	Sourcefire, Inc.*	16,968
127	Spark Networks, Inc.*	718
117	SPS Commerce, Inc.*	4,089
103	SS&C Technologies Holdings, Inc.*	2,285
157	Stamps.com, Inc.*	3,476
236	Stratasys, Inc.*	15,260
203	SunPower Corp.*	909
288	Super Micro Computer, Inc.*	3,551
378	Support.com, Inc.*	1,164
71	Synacor, Inc.*	564
373	Synaptics, Inc.*	11,347
306	Synchronoss Technologies, Inc.*	7,041
171	Syntel, Inc.	9,969
865	Take-Two Interactive Software, Inc.*	8,866
330	Tangoe, Inc.*	5,346
111	Telular Corp.	1,062
30	Tessco Technologies, Inc.	569
690	TiVo, Inc.*	6,272
271	TNS, Inc.*	3,959
79	Travelzoo, Inc.*	1,782
333	Tyler Technologies, Inc.*	13,407
116	Ubiquiti Networks, Inc.*	1,394
295	Ultimate Software Group, Inc.*	29,261
290	Ultratech, Inc.*	9,564
247	Unisys Corp.*	5,219
440	Universal Display Corp.*	17,763
902	Unwired Planet, Inc.*	1,542
499	ValueClick, Inc.*	8,114
140	VASCO Data Security International, Inc.*	1,319
111	Veeco Instruments, Inc.*	3,807
241	Verint Systems, Inc.*	6,900
415	ViaSat, Inc.*	16,061
464	VirnetX Holding Corp.*	12,069
206	Virtusa Corp.*	3,481
378	Vistaprint N.V.*	13,634
228	Vocus, Inc.*	4,428
281	Volterra Semiconductor Corp.*	6,696
388	Web.com Group, Inc.*	6,460
412	Websense, Inc.*	6,337

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
430	Wright Express Corp.*	$28,311
290	XO Group, Inc.*	2,303
93	Yelp, Inc.*	2,046
675	Zix Corp.*	1,735
34	Zygo Corp.*	659
		1,424,451

	Materials — 2.0%

100	ADA-ES, Inc.*	2,345
46	AEP Industries, Inc.*	2,316
201	AK Steel Holding Corp.	1,049
263	AMCOL International Corp.	7,908
308	American Vanguard Corp.	9,061
221	Arabian American Development Co.*	2,130
324	Balchem Corp.	11,820
255	Buckeye Technologies, Inc.	7,732
530	Calgon Carbon Corp.*	7,235
759	Chemtura Corp.*	12,546
206	Clearwater Paper Corp.*	7,770
409	Coeur d’Alene Mines Corp.*	9,403
121	Deltic Timber Corp.	7,422
501	Eagle Materials, Inc.	21,368
547	Flotek Industries, Inc.*	6,471
114	General Moly, Inc.*	309
239	Georgia Gulf Corp.	9,474
48	Globe Specialty Metals, Inc.	700
72	Gold Reserve, Inc.*	280
330	Gold Resource Corp.	6,257
89	GSE Holding, Inc.*	730
552	H.B. Fuller Co.	16,786
53	Handy & Harman Ltd.*	744
101	Hawkins, Inc.	3,901
112	Haynes International, Inc.	5,460
676	Headwaters, Inc.*	4,495
241	Innophos Holdings, Inc.	11,397
32	Innospec, Inc.*	1,007
86	KMG Chemicals, Inc.	1,576
230	Koppers Holdings, Inc.	7,454
70	Landec Corp.*	686
120	LSB Industries, Inc.*	4,524
20	Materion Corp.	425
32	Metals USA Holdings Corp.*	441
1,415	Midway Gold Corp.*	1,939
371	Myers Industries, Inc.	5,491
106	Neenah Paper, Inc.	2,958
369	Noranda Aluminum Holding Corp.	2,199
608	Olin Corp.	13,029
511	Omnova Solutions, Inc.*	3,981
79	P. H. Glatfelter Co.	1,327
1,445	Paramount Gold and Silver Corp.*	3,584
779	PolyOne Corp.	12,293
40	Quaker Chemical Corp.	1,882
255	Schweitzer-Mauduit International, Inc.	8,231
88	Stepan Co.	8,406
547	SunCoke Energy, Inc.*	8,654
103	TPC Group, Inc.*	4,226
130	U.S. Silica Holdings, Inc.*	1,547
18	United States Lime & Minerals, Inc.*	792
595	US Antimony Corp.*	1,547
463	Wausau Paper Corp.	4,158
102	Zep, Inc.	1,476
		280,942

	Telecommunication Services — 0.4%

782	8x8, Inc.*	4,630
100	Atlantic Tele-Network, Inc.	3,768
175	Boingo Wireless, Inc.*	1,279
20	Cbeyond, Inc.*	162
786	Cincinnati Bell, Inc.*	3,686
518	Cogent Communications Group, Inc.	10,153
287	Consolidated Communications Holdings, Inc.	4,672
197	Fairpoint Communications, Inc.*	1,286
408	General Communication, Inc., Class A*	3,599
149	HickoryTech Corp.	1,560
157	IDT Corp., Class B	1,578
322	inContact, Inc.*	1,835
77	Iridium Communications, Inc.*	571
153	Leap Wireless International, Inc.*	837
168	Lumos Networks Corp.	1,458
116	magicJack VocalTec Ltd.*	2,862
164	NTELOS Holdings Corp.	2,816
196	ORBCOMM, Inc.*	690
128	Premiere Global Services, Inc.*	1,185
135	Primus Telecommunications Group, Inc.	1,936
525	Towerstream Corp.*	2,252
		52,815
	Utilities — 0.1%

243	American DG Energy, Inc.*	486
22	American States Water Co.	959
108	Atlantic Power Corp.	1,524
134	Cadiz, Inc.*	1,093
232	California Water Service Group	4,243
62	Connecticut Water Service, Inc.	1,913
55	Ormat Technologies, Inc.	1,045
24	Otter Tail Corp.	543
67	Piedmont Natural Gas Co., Inc.	2,092
48	SJW Corp.	1,122
73	South Jersey Industries, Inc.	3,695
107	York Water Co.	1,891
		20,606

	Total Common Stocks (Cost $6,444,687)	6,399,835

No. of Rights
	Rights — 0.0%‡
69	Hampton Roads Bankshares, Inc., expiring 09/05/12 at $0.70*^	352
	Total Rights (Cost $367)	352

No. of Warrants
Warrants — 0.0%
253	Magnum Hunter Resources Corp., expiring 10/14/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) — 14.9%
	Federal Home Loan Bank
$2,115,508	0.00%, due 09/04/12	2,115,508
	Total U.S. Government & Agency Security (Cost $2,115,508)	2,115,508

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 36.7%
$5,203,753	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $5,203,854	$5,203,753
	Total Repurchase Agreements (Cost $5,203,753)	5,203,753

	Total Investment Securities (Cost $13,764,315) — 96.8%	13,719,448
	Other assets less liabilities — 3.2%	449,291
	Net Assets — 100.0%	$14,168,739

*                           Non-income producing security.

^                            Security fair valued in accordance with procedures adopted by the Board of Trustees.  At August 31, 2012, the value of these securities amounted to $352 or 0.00% of net assets.

‡                            Amount represents less than 0.05%.

(a)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $3,468,944.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                     Real Estate Investment Trust

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$159,131
Aggregate gross unrealized depreciation	(450,018)
Net unrealized depreciation	$(290,887)
Federal income tax cost of investments	$14,010,335

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$19,521	$495

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	5,175,554	37,395

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	11,649,270	200,880

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	5,094,737	139,786

		$378,556

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 73.5%
	Chemicals — 45.9%

8,279	A. Schulman, Inc.	$201,097
55,927	Air Products & Chemicals, Inc.	4,618,452
18,370	Airgas, Inc.	1,525,996
25,002	Albemarle Corp.	1,368,359
19,992	Ashland, Inc.	1,472,011
16,561	Cabot Corp.	576,820
15,765	Calgon Carbon Corp.*	215,192
44,132	Celanese Corp.	1,688,490
18,474	CF Industries Holdings, Inc.	3,824,303
27,792	Chemtura Corp.*	459,402
12,953	Cytec Industries, Inc.	886,892
336,716	Dow Chemical Co. (The)	9,869,146
262,668	E.I. du Pont de Nemours & Co.	13,067,733
42,858	Eastman Chemical Co.	2,368,333
38,628	FMC Corp.	2,098,273
13,920	H.B. Fuller Co.	423,307
54,279	Huntsman Corp.	780,532
22,613	International Flavors & Fragrances, Inc.	1,368,539
14,757	Intrepid Potash, Inc.*	331,000
95,604	LyondellBasell Industries N.V., Class A	4,669,299
4,975	Minerals Technologies, Inc.	337,355
83,561	Mosaic Co. (The)	4,839,018
2,643	NewMarket Corp.	650,495
20,096	Olin Corp.	430,657
9,103	OM Group, Inc.*	167,859
42,818	PPG Industries, Inc.	4,710,836
84,056	Praxair, Inc.	8,867,908
19,657	Rockwood Holdings, Inc.	930,562
36,934	RPM International, Inc.	1,012,361
14,081	Sensient Technologies Corp.	504,804
29,074	Sigma-Aldrich Corp.	2,065,126
17,353	WR Grace & Co.*	1,002,309
		77,332,466
	Commercial Services & Supplies — 0.6%

29,193	Avery Dennison Corp.	911,697

	Electrical Equipment — 0.2%

11,379	Polypore International, Inc.*	368,907

	Metals & Mining — 21.3%

30,781	AK Steel Holding Corp.	160,677
299,339	Alcoa, Inc.	2,562,342
29,954	Allegheny Technologies, Inc.	887,837
23,032	Allied Nevada Gold Corp.*	750,382
12,935	Carpenter Technology Corp.	611,308
40,284	Cliffs Natural Resources, Inc.	1,443,779
25,254	Coeur d’Alene Mines Corp.*	580,589
32,544	Commercial Metals Co.	414,611
9,217	Compass Minerals International, Inc.	661,965
265,026	Freeport-McMoRan Copper & Gold, Inc.	9,570,089
78,644	Hecla Mining Co.	425,464
4,706	Kaiser Aluminum Corp.	262,830
17,106	Molycorp, Inc.*	196,890
138,066	Newmont Mining Corp.	6,997,185
80,260	Nucor Corp.	3,021,789
21,139	Reliance Steel & Aluminum Co.	1,087,179
16,567	Royal Gold, Inc.	1,458,227
8,451	RTI International Metals, Inc.*	183,302
48,398	Southern Copper Corp.	1,574,871
61,485	Steel Dynamics, Inc.	751,347
32,467	Stillwater Mining Co.*	341,877
23,325	Titanium Metals Corp.	285,498
42,513	United States Steel Corp.	826,878
17,582	Walter Energy, Inc.	574,931
15,113	Worthington Industries, Inc.	315,862
		35,947,709
	Oil, Gas & Consumable Fuels — 2.6%

61,915	Alpha Natural Resources, Inc.*	367,775
60,021	Arch Coal, Inc.	366,728
63,578	CONSOL Energy, Inc.	1,920,056
76,223	Peabody Energy Corp.	1,648,704
		4,303,263
	Paper & Forest Products — 2.9%

10,266	Domtar Corp.	743,669
113,806	International Paper Co.	3,933,135
20,794	Resolute Forest Products*	261,381
		4,938,185

	Total Common Stocks (Cost $145,159,948)	123,802,227

Principal Amount
	U.S. Government & Agency Security (a) — 2.5%
	Federal Home Loan Bank
$4,245,190	0.00%, due 09/04/12	4,245,190
	Total U.S. Government & Agency Security (Cost $4,245,190)	4,245,190

	Repurchase Agreements (a)(b) — 8.0%
13,492,055	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $13,492,320	13,492,055
	Total Repurchase Agreements (Cost $13,492,055)	13,492,055

	Total Investment Securities (Cost $162,897,193) — 84.0%	141,539,472
	Other assets less liabilities — 16.0%	26,913,210
	Net Assets — 100.0%	$168,452,682

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $29,566,143.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,044,202
Aggregate gross unrealized depreciation	(27,182,400)
Net unrealized depreciation	$(22,138,198)
Federal income tax cost of investments	$163,677,670

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$43,988,011	$8,453,084

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	10,630,696	694,881

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	18,454,217	934,184

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	19,232,841	1,403,292

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	95,046,769	6,821,725

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	25,755,523	836,331

		$19,143,497

See accompanying notes to schedules of portfolio investments.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 48.2%
	Biotechnology — 35.9%

3,980	Achillion Pharmaceuticals, Inc.*	$27,979
2,199	Acorda Therapeutics, Inc.*	50,247
2,379	Affymax, Inc.*	42,084
11,201	Alexion Pharmaceuticals, Inc.*	1,200,859
6,379	Alkermes plc*	117,055
2,958	Alnylam Pharmaceuticals, Inc.*	54,102
1,226	AMAG Pharmaceuticals, Inc.*	18,133
6,923	Amarin Corp. plc (ADR)*	94,776
13,652	Amgen, Inc.	1,145,676
2,427	Amicus Therapeutics, Inc.*	11,892
8,708	Arena Pharmaceuticals, Inc.*	78,720
9,091	Ariad Pharmaceuticals, Inc.*	186,911
2,423	Arqule, Inc.*	12,696
3,386	Array BioPharma, Inc.*	18,758
5,409	Astex Pharmaceuticals, Inc.*	15,307
2,391	AVEO Pharmaceuticals, Inc.*	22,930
2,675	BioCryst Pharmaceuticals, Inc.*	11,690
5,160	Biogen Idec, Inc.*	756,404
7,904	BioMarin Pharmaceutical, Inc.*	295,135
10,741	Celgene Corp.*	773,782
3,357	Celldex Therapeutics, Inc.*	18,933
4,157	Cubist Pharmaceuticals, Inc.*	192,053
4,286	Curis, Inc.*	18,858
3,214	Cytori Therapeutics, Inc.*	10,124
8,583	Dendreon Corp.*	38,538
6,258	Dyax Corp.*	14,143
3,492	Enzon Pharmaceuticals, Inc.*	23,606
13,533	Exelixis, Inc.*	59,951
1,765	Genomic Health, Inc.*	60,822
9,278	Geron Corp.*	25,607
14,666	Gilead Sciences, Inc.*	846,082
4,587	Grifols S.A. (ADR)*	94,355
3,645	GTx, Inc.*	13,414
6,409	Halozyme Therapeutics, Inc.*	37,172
6,742	Idenix Pharmaceuticals, Inc.*	38,092
3,300	Immunogen, Inc.*	47,487
4,380	Immunomedics, Inc.*	14,761
8,203	Incyte Corp.*	164,142
1,710	Infinity Pharmaceuticals, Inc.*	31,054
5,600	InterMune, Inc.*	41,272
4,092	Ironwood Pharmaceuticals, Inc.*	51,273
5,433	Isis Pharmaceuticals, Inc.*	73,943
26,223	Lexicon Pharmaceuticals, Inc.*	58,739
1,225	Ligand Pharmaceuticals, Inc., Class B*	21,180
12,764	MannKind Corp.*	34,463
1,484	Maxygen, Inc.*	9,112
2,058	Medivation, Inc.*	215,802
3,029	Momenta Pharmaceuticals, Inc.*	42,739
4,466	Myriad Genetics, Inc.*	111,605
2,031	Neurocrine Biosciences, Inc.*	14,989
6,959	Novavax, Inc.*	14,196
4,392	NPS Pharmaceuticals, Inc.*	33,467
3,114	Oncothyreon, Inc.*	16,473
4,942	Onyx Pharmaceuticals, Inc.*	355,429
3,631	Orexigen Therapeutics, Inc.*	16,231
1,935	Osiris Therapeutics, Inc.*	17,512
5,981	PDL BioPharma, Inc.	44,020
2,127	Progenics Pharmaceuticals, Inc.*	8,678
2,367	QLT, Inc.*	17,918
2,714	Raptor Pharmaceutical Corp.*	13,489
7,654	Regeneron Pharmaceuticals, Inc.*	1,133,175
4,298	Rigel Pharmaceuticals, Inc.*	40,057
2,894	Sangamo Biosciences, Inc.*	15,541
1,287	Sarepta Therapeutics, Inc.*	20,360
3,815	Savient Pharmaceuticals, Inc.*	5,036
6,185	Seattle Genetics, Inc.*	164,150
3,105	SIGA Technologies, Inc.*	9,191
3,077	Sinovac Biotech Ltd.*	6,800
3,458	Spectrum Pharmaceuticals, Inc.*	41,358
3	StemCells, Inc.*	6
3,384	Synta Pharmaceuticals Corp.*	22,233
1,942	Targacept, Inc.*	8,739
5,740	Theravance, Inc.*	153,086
2,109	Trius Therapeutics, Inc.*	11,705
3,449	United Therapeutics Corp.*	186,660
1,578	Vanda Pharmaceuticals, Inc.*	6,927
11,273	Vertex Pharmaceuticals, Inc.*	601,189
4,904	Vical, Inc.*	17,802
		10,340,875
	Health Care Equipment & Supplies — 0.0%‡

3,065	Cerus Corp.*	9,778

	Life Sciences Tools & Services — 2.8%

3,541	Affymetrix, Inc.*	13,491
6,265	Illumina, Inc.*	263,631
4,325	Life Technologies Corp.*	206,346
2,365	Luminex Corp.*	45,739
3,096	Pacific Biosciences of California, Inc.*	6,099
7,901	QIAGEN N.V.*	140,164
6,658	Sequenom, Inc.*	24,435
1,355	Techne Corp.	92,912
		792,817
	Pharmaceuticals — 9.5%

5,731	Akorn, Inc.*	79,317
2,629	Auxilium Pharmaceuticals, Inc.*	61,256
7,371	AVANIR Pharmaceuticals, Inc., Class A*	24,472
4,721	Cadence Pharmaceuticals, Inc.*	18,601
2,736	Depomed, Inc.*	14,473
3,192	Endo Health Solutions, Inc.*	101,569
1,862	Endocyte, Inc.*	17,857
756	Hi-Tech Pharmacal Co., Inc.*	26,982
4,266	Impax Laboratories, Inc.*	100,976
2,779	Jazz Pharmaceuticals plc*	126,472
1,886	MAP Pharmaceuticals, Inc.*	25,348
2,225	Medicines Co. (The)*	57,160
16,776	Mylan, Inc.*	395,410
7,925	Nektar Therapeutics*	67,996
1,108	Obagi Medical Products, Inc.*	14,803
1,467	Omeros Corp.*	13,834
2,588	Optimer Pharmaceuticals, Inc.*	38,898
1,642	Pacira Pharmaceuticals, Inc.*	29,819
2,014	Pain Therapeutics, Inc.*	8,016
5,109	Perrigo Co.	561,837
3,958	Questcor Pharmaceuticals, Inc.*	171,935
1,500	Sagent Pharmaceuticals, Inc.*	21,690
3,572	Salix Pharmaceuticals Ltd.*	157,025
3,826	Santarus, Inc.*	23,645
2,881	Sciclone Pharmaceuticals, Inc.*	14,117
2,530	Shire plc (ADR)	229,066
3,784	ViroPharma, Inc.*	100,654
4,593	Vivus, Inc.*	98,520
8,630	Warner Chilcott plc, Class A	117,541
2,392	XenoPort, Inc.*	22,293
		2,741,582
	Total Common Stocks (Cost $13,152,721)	13,885,052

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Security (a) — 7.4%
	Federal Home Loan Bank
$2,119,565	0.00%, due 09/04/12	$2,119,565
	Total U.S. Government & Agency Security (Cost $2,119,565)	2,119,565
	Repurchase Agreements (a)(b) — 23.5%
6,755,009	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $6,755,142	6,755,009
	Total Repurchase Agreements (Cost $6,755,009)	6,755,009

	Total Investment Securities (Cost $22,027,295) — 79.1%	22,759,626
	Other assets less liabilities — 20.9%	6,020,632
	Net Assets — 100.0%	$28,780,258

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $7,014,750.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,706,778
Aggregate gross unrealized depreciation	(1,036,213)
Net unrealized appreciation	$670,565
Federal income tax cost of investments	$22,089,061

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$13,926,184	$1,510,154

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	1,742,706	190,165

Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ Biotechnology Index®	11,097,597	688,238

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	2,474,887	362,403

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ Biotechnology Index®	4,749,818	720,703

Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	9,678,848	741,958

		$4,213,621

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 25.5%
	Auto Components — 0.8%

259	BorgWarner, Inc.*	$17,814
141	Cooper Tire & Rubber Co.	2,819
331	Dana Holding Corp.	4,521
324	Gentex Corp.	5,676
553	Goodyear Tire & Rubber Co. (The)*	6,747
1,539	Johnson Controls, Inc.	41,876
226	Lear Corp.	8,776
137	Tenneco, Inc.*	4,161
235	TRW Automotive Holdings Corp.*	10,272
119	Visteon Corp.*	5,476
		108,138
	Automobiles — 1.0%

8,438	Ford Motor Co.	78,811
1,307	General Motors Co.*	27,904
526	Harley-Davidson, Inc.	22,071
126	Tesla Motors, Inc.*	3,594
101	Thor Industries, Inc.	3,175
		135,555
	Beverages — 5.4%

356	Beam, Inc.	20,776
63	Brown-Forman Corp., Class A	3,919
294	Brown-Forman Corp., Class B	18,845
9,455	Coca-Cola Co. (The)	353,617
680	Coca-Cola Enterprises, Inc.	20,080
399	Constellation Brands, Inc., Class A*	13,143
479	Dr. Pepper Snapple Group, Inc.	21,464
351	Molson Coors Brewing Co., Class B	15,634
347	Monster Beverage Corp.*	20,449
3,539	PepsiCo, Inc.	256,330
		744,257
	Chemicals — 0.8%

1,210	Monsanto Co.	105,403
93	Scotts Miracle-Gro Co. (The), Class A	3,874
		109,277
	Commercial Services & Supplies — 0.0%‡

131	Herman Miller, Inc.	2,562
84	HNI Corp.	2,329
		4,891
	Distributors — 0.3%

352	Genuine Parts Co.	22,232
333	LKQ Corp.*	12,568
110	Pool Corp.	4,333
		39,133
	Food Products — 4.2%

1,360	Archer-Daniels-Midland Co.	36,380
334	Bunge Ltd.	21,259
444	Campbell Soup Co.	15,602
939	ConAgra Foods, Inc.	23,578
265	Darling International, Inc.*	4,404
416	Dean Foods Co.*	6,831
312	Flowers Foods, Inc.	6,443
87	Fresh Del Monte Produce, Inc.	2,149
1,371	General Mills, Inc.	53,921
277	Green Mountain Coffee Roasters, Inc.*	6,734
728	H. J. Heinz Co.	40,564
85	Hain Celestial Group, Inc. (The)*	5,864
346	Hershey Co. (The)	24,850
264	Hillshire Brands Co. (The)	6,883
321	Hormel Foods Corp.	9,219
172	Ingredion, Inc.	9,259
254	J.M. Smucker Co. (The)	21,582
549	Kellogg Co.	27,807
3,998	Kraft Foods, Inc., Class A	166,037
44	Lancaster Colony Corp.	3,187
271	McCormick & Co., Inc. (Non-Voting)	16,650
463	Mead Johnson Nutrition Co.	33,952
62	Post Holdings, Inc.*	1,851
124	Ralcorp Holdings, Inc.*	8,799
341	Smithfield Foods, Inc.*	6,588
65	Tootsie Roll Industries, Inc.	1,649
81	TreeHouse Foods, Inc.*	4,208
678	Tyson Foods, Inc., Class A	10,618
		576,868
	Household Durables — 0.9%

629	D.R. Horton, Inc.	11,945
159	Harman International Industries, Inc.	7,319
178	Jarden Corp.	8,603
315	Leggett & Platt, Inc.	7,478
357	Lennar Corp., Class A	11,577
83	MDC Holdings, Inc.	2,878
125	Mohawk Industries, Inc.*	9,006
657	Newell Rubbermaid, Inc.	11,780
11	NVR, Inc.*	9,110
763	PulteGroup, Inc.*	10,438
99	Ryland Group, Inc. (The)	2,654
144	Tempur-Pedic International, Inc.*	4,499
336	Toll Brothers, Inc.*	10,994
127	Tupperware Brands Corp.	6,792
174	Whirlpool Corp.	13,130
		128,203
	Household Products — 4.7%

315	Church & Dwight Co., Inc.	17,243
294	Clorox Co. (The)	21,388
994	Colgate-Palmolive Co.	105,672
148	Energizer Holdings, Inc.	10,197
890	Kimberly-Clark Corp.	74,404
6,220	Procter & Gamble Co. (The)	417,922
34	WD-40 Co.	1,660
		648,486
	Leisure Equipment & Products — 0.4%

201	Brunswick Corp.	4,762
262	Hasbro, Inc.	9,828
767	Mattel, Inc.	26,952
147	Polaris Industries, Inc.	11,053
		52,595
	Machinery — 0.3%

110	Briggs & Stratton Corp.	1,905
42	Middleby Corp.*	4,836
131	Snap-on, Inc.	9,094
384	Stanley Black & Decker, Inc.	25,260
149	WABCO Holdings, Inc.*	8,749
		49,844
	Personal Products — 0.5%

975	Avon Products, Inc.	15,064
528	Estee Lauder Cos., Inc. (The), Class A	31,653
264	Herbalife Ltd.	12,775
133	Nu Skin Enterprises, Inc., Class A	5,518
		65,010

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Software — 0.2%

931	Activision Blizzard, Inc.	$10,948
757	Electronic Arts, Inc.*	10,091
203	Take-Two Interactive Software, Inc.*	2,081
273	TiVo, Inc.*	2,482
		25,602
	Textiles, Apparel & Luxury Goods — 1.8%

114	Carter’s, Inc.*	6,351
654	Coach, Inc.	38,017
203	Crocs, Inc.*	3,550
87	Deckers Outdoor Corp.*	4,308
118	Fossil, Inc.*	10,024
218	Hanesbrands, Inc.*	7,070
161	Iconix Brand Group, Inc.*	3,011
183	Jones Group, Inc. (The)	2,319
95	Michael Kors Holdings Ltd.*	5,125
834	NIKE, Inc., Class B	81,198
147	PVH Corp.	13,803
140	Ralph Lauren Corp.	22,211
91	Steven Madden Ltd.*	3,906
185	Under Armour, Inc., Class A*	10,769
200	VF Corp.	30,536
93	Warnaco Group, Inc. (The)*	4,782
109	Wolverine World Wide, Inc.	5,126
		252,106
	Tobacco — 4.2%

4,630	Altria Group, Inc.	157,235
295	Lorillard, Inc.	37,026
3,898	Philip Morris International, Inc.	348,091
751	Reynolds American, Inc.	34,621
53	Universal Corp.	2,514
		579,487
	Total Common Stocks (Cost $3,635,779)	3,519,452

Principal Amount
	U.S. Government & Agency Security (a) — 17.0%
	Federal Home Loan Bank
$2,356,937	0.00%, due 09/04/12	2,356,937
	Total U.S. Government & Agency Security (Cost $2,356,937)	2,356,937

	Repurchase Agreements (a)(b) — 37.9%
5,244,426	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $5,244,528	5,244,426
	Total Repurchase Agreements (Cost $5,244,426)	5,244,426

	Total Investment Securities (Cost $11,237,142) — 80.4%	11,120,815
	Other assets less liabilities — 19.6%	2,704,398
	Net Assets — 100.0%	$13,825,213

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $7,103,034.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,449
Aggregate gross unrealized depreciation	(442,063)
Net unrealized depreciation	$(353,614)
Federal income tax cost of investments	$11,474,429

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$1,271,908	$19,847

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	7,763,015	79,131

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	899,302	63,308

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer GoodsSM Index	11,070,422	2,113,705

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	1,213,193	97,689

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	1,912,745	77,982

		$2,451,662

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 24.5%
	Airlines — 0.3%

102	Alaska Air Group, Inc.*	$3,422
1,198	Delta Air Lines, Inc.*	10,363
339	JetBlue Airways Corp.*	1,661
1,089	Southwest Airlines Co.	9,736
468	United Continental Holdings, Inc.*	8,635
228	US Airways Group, Inc.*	2,430
		36,247
	Commercial Services & Supplies — 0.1%

160	Copart, Inc.*	4,274
107	Rollins, Inc.	2,491
		6,765
	Diversified Consumer Services — 0.2%

160	Apollo Group, Inc., Class A*	4,296
81	DeVry, Inc.	1,564
415	H&R Block, Inc.	6,873
88	Hillenbrand, Inc.	1,595
38	ITT Educational Services, Inc.*	1,216
40	Matthews International Corp., Class A	1,197
82	Regis Corp.	1,477
308	Service Corp. International	4,016
95	Sotheby’s	2,970
17	Strayer Education, Inc.	1,101
26	Weight Watchers International, Inc.	1,242
		27,547
	Electronic Equipment, Instruments & Components — 0.0%‡

73	Dolby Laboratories, Inc., Class A*	2,422

	Food & Staples Retailing — 4.1%

54	Casey’s General Stores, Inc.	3,054
615	Costco Wholesale Corp.	60,190
1,817	CVS Caremark Corp.	82,764
61	Harris Teeter Supermarkets, Inc.	2,383
740	Kroger Co. (The)	16,487
858	Rite Aid Corp.*	1,021
341	Safeway, Inc.	5,337
300	SUPERVALU, Inc.	714
835	Sysco Corp.	25,301
68	United Natural Foods, Inc.*	3,909
1,223	Walgreen Co.	43,734
2,477	Wal-Mart Stores, Inc.	179,830
231	Whole Foods Market, Inc.	22,349
		447,073
	Health Care Providers & Services — 0.7%

358	AmerisourceBergen Corp.	13,790
489	Cardinal Health, Inc.	19,340
28	Chemed Corp.	1,849
334	McKesson Corp.	29,095
161	Omnicare, Inc.	5,213
121	VCA Antech, Inc.*	2,340
		71,627
	Hotels, Restaurants & Leisure — 3.7%

61	Bally Technologies, Inc.*	2,702
41	Bob Evans Farms, Inc.	1,613
107	Brinker International, Inc.	3,687
568	Carnival Corp.	19,698
26	CEC Entertainment, Inc.	772
75	Cheesecake Factory, Inc. (The)	2,491
45	Chipotle Mexican Grill, Inc.*	12,989
40	Choice Hotels International, Inc.	1,260
33	Cracker Barrel Old Country Store, Inc.	2,078
182	Darden Restaurants, Inc.	9,455
79	Domino’s Pizza, Inc.	2,800
60	Gaylord Entertainment Co.*	2,432
65	Hyatt Hotels Corp., Class A*	2,465
425	International Game Technology	5,223
39	International Speedway Corp., Class A	1,038
62	Jack in the Box, Inc.*	1,618
558	Las Vegas Sands Corp.	23,654
57	Life Time Fitness, Inc.*	2,706
410	Marriott International, Inc., Class A	15,449
43	Marriott Vacations Worldwide Corp.*	1,381
1,440	McDonald’s Corp.	128,866
457	MGM Resorts International*	4,506
134	Orient-Express Hotels Ltd., Class A*	1,178
40	Panera Bread Co., Class A*	6,196
26	Papa John’s International, Inc.*	1,339
93	Penn National Gaming, Inc.*	3,654
88	Pinnacle Entertainment, Inc.*	974
194	Royal Caribbean Cruises Ltd.	5,242
87	Scientific Games Corp., Class A*	638
77	Six Flags Entertainment Corp.	4,253
1,075	Starbucks Corp.	53,331
280	Starwood Hotels & Resorts Worldwide, Inc.	15,436
52	Vail Resorts, Inc.	2,681
441	Wendy’s Co. (The)	1,883
79	WMS Industries, Inc.*	1,258
207	Wyndham Worldwide Corp.	10,793
114	Wynn Resorts Ltd.	11,761
653	Yum! Brands, Inc.	41,609
		411,109
	Internet & Catalog Retail — 1.9%

500	Amazon.com, Inc.*	124,115
138	Expedia, Inc.	7,088
57	HSN, Inc.	2,567
812	Liberty Interactive Corp., Class A*	14,811
43	Liberty Ventures*	1,978
79	Netflix, Inc.*	4,718
71	priceline.com, Inc.*	42,924
44	Shutterfly, Inc.*	1,309
142	TripAdvisor, Inc.*	4,748
		204,258
	Internet Software & Services — 0.7%

1,570	eBay, Inc.*	74,528
32	OpenTable, Inc.*	1,358
115	ValueClick, Inc.*	1,870
64	WebMD Health Corp.*	956
		78,712
	IT Services — 0.0%‡

111	Acxiom Corp.*	1,894

	Media — 6.4%

70	AMC Networks, Inc., Class A*	2,754
38	Arbitron, Inc.	1,336
319	Cablevision Systems Corp., Class A	4,769
859	CBS Corp. (Non-Voting), Class B	31,216
57	Charter Communications, Inc., Class A*	4,435
139	Cinemark Holdings, Inc.	3,255
2,963	Comcast Corp., Class A	99,349
818	Comcast Corp., Special, Class A	26,888

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
928	DIRECTV*	$48,339
206	Discovery Communications, Inc., Class A*	11,297
145	Discovery Communications, Inc., Class C*	7,512
295	DISH Network Corp., Class A	9,437
96	DreamWorks Animation SKG, Inc., Class A*	1,629
333	Gannett Co., Inc.	5,082
628	Interpublic Group of Cos., Inc. (The)	6,682
73	John Wiley & Sons, Inc., Class A	3,602
82	Lamar Advertising Co., Class A*	2,716
194	Liberty Global, Inc., Class A*	10,722
166	Liberty Global, Inc., Class C*	8,664
167	Liberty Media Corp. - Liberty Capital, Class A*	17,415
229	Live Nation Entertainment, Inc.*	1,951
87	Madison Square Garden Co. (The), Class A*	3,672
394	McGraw-Hill Cos., Inc. (The)	20,173
52	Meredith Corp.	1,693
36	Morningstar, Inc.	2,139
183	New York Times Co. (The), Class A*	1,682
2,375	News Corp., Class A	55,551
616	News Corp., Class B	14,507
387	Omnicom Group, Inc.	19,880
112	Regal Entertainment Group, Class A	1,557
34	Scholastic Corp.	1,039
123	Scripps Networks Interactive, Inc., Class A	7,269
5,351	Sirius XM Radio, Inc.*	13,538
443	Time Warner Cable, Inc.	39,347
1,361	Time Warner, Inc.	56,550
61	Valassis Communications, Inc.*	1,529
694	Viacom, Inc., Class B	34,707
2,360	Walt Disney Co. (The)	116,749
6	Washington Post Co. (The), Class B	2,115
		702,747
	Multiline Retail — 1.5%

93	Big Lots, Inc.*	2,831
50	Dillard’s, Inc., Class A	3,754
311	Dollar General Corp.*	15,883
329	Dollar Tree, Inc.*	15,848
157	Family Dollar Stores, Inc.	9,991
217	J.C. Penney Co., Inc.	5,659
321	Kohl’s Corp.	16,756
595	Macy’s, Inc.	23,984
231	Nordstrom, Inc.	13,359
158	Saks, Inc.*	1,857
65	Sears Holdings Corp.*	3,429
850	Target Corp.	54,477
		167,828
	Professional Services — 0.2%

68	Dun & Bradstreet Corp. (The)	5,505
81	IHS, Inc., Class A*	9,237
102	Nielsen Holdings N.V.*	2,860
		17,602
	Road & Rail — 0.1%

149	Avis Budget Group, Inc.*	2,447
40	Dollar Thrifty Automotive Group, Inc.*	3,486
336	Hertz Global Holdings, Inc.*	4,764
		10,697
	Software — 0.0%‡

59	FactSet Research Systems, Inc.	5,444

	Specialty Retail — 4.6%

100	Aaron’s, Inc.	2,987
121	Abercrombie & Fitch Co., Class A	4,355
104	Advance Auto Parts, Inc.	7,396
115	Aeropostale, Inc.*	1,602
277	American Eagle Outfitters, Inc.	6,160
69	Ann, Inc.*	2,455
180	Ascena Retail Group, Inc.*	3,564
54	AutoNation, Inc.*	2,171
42	AutoZone, Inc.*	15,189
332	Bed Bath & Beyond, Inc.*	22,300
395	Best Buy Co., Inc.	7,007
38	Buckle, Inc. (The)	1,731
70	Cabela’s, Inc.*	3,361
321	CarMax, Inc.*	9,819
39	Cato Corp. (The), Class A	1,145
238	Chico’s FAS, Inc.	4,508
35	Children’s Place Retail Stores, Inc. (The)*	1,993
88	Collective Brands, Inc.*	1,904
135	Dick’s Sporting Goods, Inc.	6,718
37	DSW, Inc., Class A	2,387
103	Express, Inc.*	1,608
216	Foot Locker, Inc.	7,467
187	GameStop Corp., Class A	3,568
485	Gap, Inc. (The)	17,373
34	Genesco, Inc.*	2,402
109	GNC Holdings, Inc., Class A	4,235
33	Group 1 Automotive, Inc.	1,815
89	Guess?, Inc.	2,319
2,185	Home Depot, Inc. (The)	123,999
355	Limited Brands, Inc.	17,253
1,700	Lowe’s Cos., Inc.	48,416
72	Men’s Wearhouse, Inc. (The)	2,275
394	Office Depot, Inc.*	603
180	O’Reilly Automotive, Inc.*	15,291
154	PetSmart, Inc.	10,922
156	Pier 1 Imports, Inc.	2,883
84	Rent-A-Center, Inc.	2,964
322	Ross Stores, Inc.	22,279
222	Sally Beauty Holdings, Inc.*	6,105
122	Signet Jewelers Ltd.	5,595
981	Staples, Inc.	10,713
179	Tiffany & Co.	11,089
1,052	TJX Cos., Inc.	48,171
101	Tractor Supply Co.	9,643
82	Ulta Salon Cosmetics & Fragrance, Inc.	7,708
162	Urban Outfitters, Inc.*	6,081
127	Williams-Sonoma, Inc.	5,210
		506,739
	Total Common Stocks (Cost $2,696,611)	2,698,711

Principal
Amount
	U.S. Government & Agency Security (a) — 15.6%
	Federal Home Loan Bank
$1,716,797	0.00%, due 09/04/12	1,716,797
	Total U.S. Government & Agency Security (Cost $1,716,797)	1,716,797

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 33.5%
$3,686,889	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $3,686,961	$3,686,889
	Total Repurchase Agreements (Cost $3,686,889)	3,686,889

	Total Investment Securities (Cost $8,100,297) — 73.6%	8,102,397
	Other assets less liabilities — 26.4%	2,903,747
	Net Assets — 100.0%	$11,006,144

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $5,306,778.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$121,585
Aggregate gross unrealized depreciation	(123,078)
Net unrealized depreciation	$(1,493)
Federal income tax cost of investments	$8,103,890

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of August 31, 2012:

	Notional Amount	Unrealized
	at Value	Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$2,457,996	$162,619

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	5,066,875	99,902

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer ServicesSM Index	1,030,744	32,997

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	8,665,319	2,419,954

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	960,168	141,759

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	1,134,007	43,359

		$2,900,590

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 77.5%
	Capital Markets — 8.2%

13,191	Affiliated Managers Group, Inc.*	$1,551,525
56,041	Ameriprise Financial, Inc.	3,077,211
308,829	Bank of New York Mellon Corp. (The)	6,961,006
26,018	BlackRock, Inc.	4,588,795
263,931	Charles Schwab Corp. (The)	3,560,429
66,661	E*TRADE Financial Corp.*	571,285
29,535	Eaton Vance Corp.	800,103
26,731	Federated Investors, Inc., Class B	567,232
37,439	Franklin Resources, Inc.	4,395,339
106,958	Goldman Sachs Group, Inc. (The)	11,307,600
7,469	Greenhill & Co., Inc.	326,022
115,574	Invesco Ltd.	2,736,792
47,720	Janus Capital Group, Inc.	416,118
38,010	Jefferies Group, Inc.	558,367
25,420	Knight Capital Group, Inc., Class A*	70,159
33,319	Legg Mason, Inc.	818,981
349,808	Morgan Stanley	5,247,120
55,689	Northern Trust Corp.	2,586,197
28,559	Raymond James Financial, Inc.	1,005,277
36,738	SEI Investments Co.	799,051
126,105	State Street Corp.	5,245,968
13,810	Stifel Financial Corp.*	451,311
64,760	T. Rowe Price Group, Inc.	3,978,854
56,579	TD Ameritrade Holding Corp.	968,067
22,061	Waddell & Reed Financial, Inc., Class A	653,006
		63,241,815
	Commercial Banks — 14.7%

44,326	Associated Banc-Corp	574,465
19,990	BancorpSouth, Inc.	294,653
11,670	Bank of Hawaii Corp.	539,504
177,256	BB&T Corp.	5,590,654
6,948	BOK Financial Corp.	399,996
70,429	CapitalSource, Inc.	488,073
20,126	Cathay General Bancorp	329,463
51,268	CIT Group, Inc.*	1,935,880
12,539	City National Corp./CA	643,878
50,413	Comerica, Inc.	1,548,183
22,796	Commerce Bancshares, Inc./MO	917,083
14,829	Cullen/Frost Bankers, Inc.	824,492
37,060	East West Bancorp, Inc.	813,096
234,992	Fifth Third Bancorp	3,557,779
8,061	First Financial Bankshares, Inc.	280,362
64,767	First Horizon National Corp.	580,312
18,979	First Midwest Bancorp, Inc./IL	224,142
90,176	First Niagara Financial Group, Inc.	711,489
20,039	First Republic Bank/CA	655,075
28,004	FirstMerit Corp.	439,383
35,649	FNB Corp./PA	390,356
51,215	Fulton Financial Corp.	498,322
18,432	Glacier Bancorp, Inc.	284,037
19,965	Hancock Holding Co.	591,763
220,724	Huntington Bancshares, Inc./OH	1,456,778
7,525	Iberiabank Corp.	352,998
14,712	International Bancshares Corp.	268,641
243,746	KeyCorp	2,054,779
32,192	M&T Bank Corp.	2,797,485
13,967	MB Financial, Inc.	285,206
32,648	National Penn Bancshares, Inc.	290,567
24,283	Old National Bancorp/IN	320,536
8,104	PacWest Bancorp	188,661
3,407	Park National Corp.	229,461
134,842	PNC Financial Services Group, Inc.	8,381,779
26,217	Popular, Inc.*	415,277
16,063	PrivateBancorp, Inc.	261,827
11,987	Prosperity Bancshares, Inc.	504,653
361,131	Regions Financial Corp.	2,513,472
11,835	Signature Bank/NY*	764,896
137,317	SunTrust Banks, Inc.	3,456,269
47,345	Susquehanna Bancshares, Inc.	497,596
11,334	SVB Financial Group*	657,259
187,164	Synovus Financial Corp.	389,301
38,663	TCF Financial Corp.	429,932
14,614	Trustmark Corp.	346,206
490,103	U.S. Bancorp	16,374,341
8,926	UMB Financial Corp.	437,642
28,752	Umpqua Holdings Corp.	363,425
12,870	United Bankshares, Inc./WV	313,127
50,253	Valley National Bancorp	487,454
18,970	Webster Financial Corp.	403,682
1,277,352	Wells Fargo & Co.	43,468,289
7,141	Westamerica Bancorp.	332,413
9,310	Wintrust Financial Corp.	348,287
46,854	Zions Bancorp.	901,939
		113,406,618
	Consumer Finance — 4.1%

263,876	American Express Co.	15,383,971
148,764	Capital One Financial Corp.	8,409,629
7,570	Cash America International, Inc.	293,867
135,856	Discover Financial Services	5,261,703
11,216	EZCORP, Inc., Class A*	254,043
125,027	SLM Corp.	1,969,175
		31,572,388
	Diversified Financial Services — 12.1%

2,751,063	Bank of America Corp.	21,980,993
23,105	CBOE Holdings, Inc.	657,106
750,716	Citigroup, Inc.	22,303,772
81,835	CME Group, Inc.	4,492,742
18,625	IntercontinentalExchange, Inc.*	2,546,038
974,003	JPMorgan Chase & Co.	36,174,471
49,550	Moody’s Corp.	1,962,180
31,134	MSCI, Inc.*	1,092,181
34,265	NASDAQ OMX Group, Inc. (The)	783,641
65,109	NYSE Euronext	1,630,980
		93,624,104
	Insurance — 16.3%

86,811	ACE Ltd.	6,400,575
120,799	Aflac, Inc.	5,578,498
4,341	Alleghany Corp.*	1,463,568
9,524	Allied World Assurance Co. Holdings AG	747,920
118,495	Allstate Corp. (The)	4,417,494
21,956	American Financial Group, Inc./OH	824,667
183,946	American International Group, Inc.*	6,314,866
3,674	American National Insurance Co.	259,715
82,870	Aon plc	4,305,925
34,712	Arch Capital Group Ltd.*	1,385,356
7,957	Argo Group International Holdings Ltd.	235,209
30,323	Arthur J. Gallagher & Co.	1,083,138
18,146	Aspen Insurance Holdings Ltd.	527,686
21,980	Assurant, Inc.	774,795
42,657	Assured Guaranty Ltd.	563,072

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
33,170	Axis Capital Holdings Ltd.	$1,130,102
250,122	Berkshire Hathaway, Inc., Class B*	21,095,290
29,786	Brown & Brown, Inc.	781,585
69,314	Chubb Corp. (The)	5,121,612
38,934	Cincinnati Financial Corp.	1,505,188
56,117	CNO Financial Group, Inc.	499,441
11,122	Endurance Specialty Holdings Ltd.	420,523
6,960	Erie Indemnity Co., Class A	443,839
11,261	Everest Re Group Ltd.	1,167,315
57,111	Fidelity National Financial, Inc., Class A	1,075,971
27,004	First American Financial Corp.	520,367
125,233	Genworth Financial, Inc., Class A*	662,483
11,646	Hanover Insurance Group, Inc. (The)	415,646
113,842	Hartford Financial Services Group, Inc.	2,041,187
25,944	HCC Insurance Holdings, Inc.	858,228
10,231	Horace Mann Educators Corp.	179,759
11,339	Kemper Corp.	346,973
73,161	Lincoln National Corp.	1,698,798
88,439	Loews Corp.	3,595,045
2,486	Markel Corp.*	1,081,161
138,845	Marsh & McLennan Cos., Inc.	4,744,334
39,238	MBIA, Inc.*	426,909
6,745	Mercury General Corp.	258,266
210,969	MetLife, Inc.	7,200,372
14,842	Montpelier Re Holdings Ltd.	319,994
62,472	Old Republic International Corp.	539,133
16,543	PartnerRe Ltd.	1,214,256
8,932	Platinum Underwriters Holdings Ltd.	354,958
72,426	Principal Financial Group, Inc.	1,987,369
7,484	ProAssurance Corp.	667,797
146,559	Progressive Corp. (The)	2,862,297
20,764	Protective Life Corp.	586,583
123,898	Prudential Financial, Inc.	6,753,680
18,917	Reinsurance Group of America, Inc.	1,111,185
13,267	RenaissanceRe Holdings Ltd.	1,024,876
4,498	RLI Corp.	284,993
13,846	Selective Insurance Group, Inc.	248,259
11,417	StanCorp Financial Group, Inc.	356,439
25,239	Torchmark Corp.	1,291,732
9,228	Tower Group, Inc.	172,010
100,756	Travelers Cos., Inc. (The)	6,522,943
73,272	Unum Group	1,429,537
22,175	Validus Holdings Ltd.	743,084
28,815	W. R. Berkley Corp.	1,077,105
1,533	White Mountains Insurance Group Ltd.	797,681
43,928	Willis Group Holdings plc	1,639,393
79,902	XL Group plc	1,847,334
		125,985,516
	IT Services — 4.1%

27,121	Mastercard, Inc., Class A	11,469,471
134,123	Visa, Inc., Class A	17,201,275
158,706	Western Union Co. (The)	2,794,812
		31,465,558
	Professional Services — 0.2%

31,038	Equifax, Inc.	1,420,920

	Real Estate Investment Trusts — 16.4%

15,873	Alexandria Real Estate Equities, Inc.	1,173,015
22,974	American Campus Communities, Inc.	1,071,048
85,055	American Capital Agency Corp.	2,963,316
100,749	American Tower Corp.	7,092,730
248,403	Annaly Capital Management, Inc.	4,299,856
30,967	Apartment Investment & Management Co., Class A	820,006
24,371	AvalonBay Communities, Inc.	3,448,984
39,324	BioMed Realty Trust, Inc.	728,674
38,185	Boston Properties, Inc.	4,281,684
36,724	Brandywine Realty Trust	448,033
19,777	BRE Properties, Inc.	987,268
20,584	Camden Property Trust	1,429,147
37,973	CBL & Associates Properties, Inc.	811,483
263,284	Chimera Investment Corp.	668,741
22,353	Colonial Properties Trust	489,978
21,442	CommonWealth REIT	320,987
18,431	Corporate Office Properties Trust	412,117
62,971	DCT Industrial Trust, Inc.	397,977
59,328	DDR Corp.	902,972
48,229	DiamondRock Hospitality Co.	463,963
31,179	Digital Realty Trust, Inc.	2,323,147
35,794	Douglas Emmett, Inc.	858,698
68,298	Duke Realty Corp.	990,321
16,209	DuPont Fabros Technology, Inc.	446,720
7,236	EastGroup Properties, Inc.	387,850
11,916	Entertainment Properties Trust	543,250
10,588	Equity Lifestyle Properties, Inc.	728,031
77,033	Equity Residential	4,652,793
9,026	Essex Property Trust, Inc.	1,371,771
26,625	Extra Space Storage, Inc.	908,179
16,322	Federal Realty Investment Trust	1,761,307
19,217	Franklin Street Properties Corp.	213,693
98,609	General Growth Properties, Inc.	2,029,373
25,063	Hatteras Financial Corp.	726,576
107,510	HCP, Inc.	4,930,409
54,737	Health Care REIT, Inc.	3,198,830
19,948	Healthcare Realty Trust, Inc.	483,938
18,949	Highwoods Properties, Inc.	617,927
12,370	Home Properties, Inc.	789,825
31,626	Hospitality Properties Trust	761,238
184,149	Host Hotels & Resorts, Inc.	2,817,480
29,578	Invesco Mortgage Capital, Inc.	606,053
17,520	Kilroy Realty Corp.	827,119
104,189	Kimco Realty Corp.	2,117,120
21,809	LaSalle Hotel Properties	594,295
34,812	Lexington Realty Trust	326,537
29,939	Liberty Property Trust	1,104,150
33,815	Macerich Co. (The)	2,014,360
22,289	Mack-Cali Realty Corp.	595,116
91,301	MFA Financial, Inc.	747,755
10,491	Mid-America Apartment Communities, Inc.	713,388
24,570	National Retail Properties, Inc.	763,144
27,118	Omega Healthcare Investors, Inc.	651,374
44,258	Piedmont Office Realty Trust, Inc., Class A	751,058
41,733	Plum Creek Timber Co., Inc.	1,708,132
13,647	Post Properties, Inc.	696,679
10,240	Potlatch Corp.	369,254
117,656	Prologis, Inc.	4,020,306
36,148	Public Storage	5,261,703
31,180	Rayonier, Inc.	1,527,508

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
34,145	Realty Income Corp.	$1,438,529
18,114	Redwood Trust, Inc.	259,574
23,045	Regency Centers Corp.	1,129,205
41,691	Senior Housing Properties Trust	922,205
75,057	Simon Property Group, Inc.	11,911,546
22,978	SL Green Realty Corp.	1,852,027
29,830	Starwood Property Trust, Inc.	702,497
30,531	Sunstone Hotel Investors, Inc.*	318,438
23,498	Tanger Factory Outlet Centers	788,358
14,840	Taubman Centers, Inc.	1,187,497
67,679	Two Harbors Investment Corp.	784,400
58,597	UDR, Inc.	1,479,574
73,802	Ventas, Inc.	4,833,293
47,226	Vornado Realty Trust	3,833,334
16,894	Washington Real Estate Investment Trust	453,773
30,973	Weingarten Realty Investors	865,076
136,851	Weyerhaeuser Co.	3,408,958
		126,316,670
	Real Estate Management & Development — 0.6%

10,809	Alexander & Baldwin, Inc.*	320,162
66,400	Brookfield Office Properties, Inc.	1,111,536
76,809	CBRE Group, Inc., Class A*	1,329,564
34,282	Forest City Enterprises, Inc., Class A*	516,972
6,478	Howard Hughes Corp. (The)*	426,188
11,136	Jones Lang LaSalle, Inc.	803,240
23,510	St. Joe Co. (The)*	450,687
		4,958,349
	Thrifts & Mortgage Finance — 0.8%

22,965	Astoria Financial Corp.	231,258
42,040	Capitol Federal Financial, Inc.	499,015
125,044	Hudson City Bancorp, Inc.	899,066
111,619	New York Community Bancorp, Inc.	1,480,068
29,728	Ocwen Financial Corp.*	764,902
91,233	People’s United Financial, Inc.	1,092,059
14,512	Provident Financial Services, Inc.	224,065
23,827	TFS Financial Corp.*	210,631
27,544	Washington Federal, Inc.	443,458
		5,844,522
	Total Common Stocks
	(Cost $601,875,483)	597,836,460

Principal Amount
	U.S. Government & Agency Securities (a) — 6.6%
	Federal Home Loan Bank
$14,397,586	0.00%, due 09/04/12	14,397,586
	U.S. Treasury Bills
32,213,000	0.00%, due 09/27/12	32,210,383
4,000,000	0.00%, due 11/23/12	3,998,976
	Total U.S. Government & Agency Securities (Cost $50,606,945)	50,606,945

	Repurchase Agreements (a)(b) — 5.8%
44,543,592	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $44,544,465	44,543,592
	Total Repurchase Agreements (Cost $44,543,592)	44,543,592

	Total Investment Securities
	(Cost $697,026,020) — 89.9%	692,986,997
	Other assets less liabilities — 10.1%	77,967,413
	Net Assets — 100.0%	$770,954,410

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $225,971,270.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,265,194
Aggregate gross unrealized depreciation	(106,401,186)
Net unrealized depreciation	$(10,135,992)
Federal income tax cost of investments	$703,122,989

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Financials had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$142,354,760	$6,387,056

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	47,423,163	809,546

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	80,411,115	1,537,042

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	57,921,750	756,771

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	368,135,828	21,434,010

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	171,351,194	21,102,979

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	76,541,021	1,211,733

		$53,239,137

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 73.3%
	Biotechnology — 11.8%

746	Acorda Therapeutics, Inc.*	$17,046
3,632	Alexion Pharmaceuticals, Inc.*	389,387
1,838	Alkermes plc*	33,727
14,705	Amgen, Inc.	1,234,044
3,134	Ariad Pharmaceuticals, Inc.*	64,435
4,574	Biogen Idec, Inc.*	670,503
2,160	BioMarin Pharmaceutical, Inc.*	80,654
8,297	Celgene Corp.*	597,716
1,241	Cepheid, Inc.*	46,835
1,198	Cubist Pharmaceuticals, Inc.*	55,348
2,912	Dendreon Corp.*	13,075
14,203	Gilead Sciences, Inc.*	819,371
1,862	Incyte Corp.*	37,259
1,239	InterMune, Inc.*	9,131
1,783	Isis Pharmaceuticals, Inc.*	24,267
685	Medivation, Inc.*	71,829
1,621	Myriad Genetics, Inc.*	40,509
1,202	Onyx Pharmaceuticals, Inc.*	86,448
2,641	PDL BioPharma, Inc.	19,438
994	Pharmacyclics, Inc.*	66,518
1,381	Regeneron Pharmaceuticals, Inc.*	204,457
1,909	Seattle Genetics, Inc.*	50,665
1,333	Theravance, Inc.*	35,551
894	United Therapeutics Corp.*	48,383
3,991	Vertex Pharmaceuticals, Inc.*	212,840
		4,929,436
	Health Care Equipment & Supplies — 11.8%

1,520	Alere, Inc.*	28,546
1,185	Align Technology, Inc.*	40,231
10,411	Baxter International, Inc.	610,917
3,603	Becton, Dickinson and Co.	273,756
27,119	Boston Scientific Corp.*	146,443
1,587	C.R. Bard, Inc.	155,701
4,228	CareFusion Corp.*	111,070
887	Cooper Cos., Inc. (The)	74,375
9,135	Covidien plc	512,017
2,672	DENTSPLY International, Inc.	96,913
2,171	Edwards Lifesciences Corp.*	221,681
472	Haemonetics Corp.*	34,772
1,183	Hill-Rom Holdings, Inc.	32,805
4,957	Hologic, Inc.*	97,306
1,041	IDEXX Laboratories, Inc.*	98,957
744	Intuitive Surgical, Inc.*	365,892
988	Masimo Corp.*	21,815
19,676	Medtronic, Inc.	800,026
816	NuVasive, Inc.*	17,201
2,699	ResMed, Inc.*	101,401
1,054	Sirona Dental Systems, Inc.*	56,010
5,929	St. Jude Medical, Inc.	223,879
1,002	STERIS Corp.	34,308
5,552	Stryker Corp.	295,699
769	Teleflex, Inc.	50,777
1,109	Thoratec Corp.*	37,584
2,128	Varian Medical Systems, Inc.*	125,105
992	Volcano Corp.*	28,054
637	West Pharmaceutical Services, Inc.	30,162
3,330	Zimmer Holdings, Inc.	205,727
		4,929,130
	Health Care Providers & Services — 11.4%

6,569	Aetna, Inc.	252,315
904	AMERIGROUP Corp.*	82,192
1,914	Brookdale Senior Living, Inc.*	41,591
973	Centene Corp.*	39,514
5,398	Cigna Corp.	247,066
1,731	Community Health Systems, Inc.*	46,806
2,728	Coventry Health Care, Inc.	113,567
1,766	DaVita, Inc.*	171,779
15,136	Express Scripts Holding Co.*	947,816
3,137	HCA Holdings, Inc.	89,561
4,805	Health Management Associates, Inc., Class A*	36,806
1,569	Health Net, Inc.*	36,479
1,802	HealthSouth Corp.*	41,266
1,709	Henry Schein, Inc.*	131,268
1,602	HMS Holdings Corp.*	55,205
3,092	Humana, Inc.	216,687
1,838	Laboratory Corp. of America Holdings*	161,652
911	LifePoint Hospitals, Inc.*	36,823
516	Magellan Health Services, Inc.*	25,599
922	MEDNAX, Inc.*	63,876
1,205	Owens & Minor, Inc.	33,728
1,728	Patterson Cos., Inc.	58,700
969	PSS World Medical, Inc.*	20,921
2,970	Quest Diagnostics, Inc.	179,596
7,824	Tenet Healthcare Corp.*	40,607
19,616	UnitedHealth Group, Inc.	1,065,149
1,697	Universal Health Services, Inc., Class B	67,795
808	WellCare Health Plans, Inc.*	45,806
6,289	WellPoint, Inc.	376,522
		4,726,692
	Life Sciences Tools & Services — 2.4%

368	Bio-Rad Laboratories, Inc., Class A*	36,940
935	Charles River Laboratories International, Inc.*	33,959
1,049	Covance, Inc.*	50,132
2,296	Illumina, Inc.*	96,615
3,370	Life Technologies Corp.*	160,782
1,125	PAREXEL International Corp.*	32,389
700	Techne Corp.	47,999
6,945	Thermo Fisher Scientific, Inc.	398,296
1,694	Waters Corp.*	135,842
		992,954
	Pharmaceuticals — 35.9%

29,730	Abbott Laboratories	1,948,504
5,814	Allergan, Inc.	500,760
907	Auxilium Pharmaceuticals, Inc.*	21,133
31,938	Bristol-Myers Squibb Co.	1,054,273
18,565	Eli Lilly & Co.	833,754
2,203	Endo Health Solutions, Inc.*	70,099
4,698	Forest Laboratories, Inc.*	162,974
3,117	Hospira, Inc.*	104,669
1,267	Impax Laboratories, Inc.*	29,990
51,718	Johnson & Johnson	3,487,345
1,125	Medicis Pharmaceutical Corp., Class A	35,505
57,510	Merck & Co., Inc.	2,475,806
8,060	Mylan, Inc.*	189,974
2,163	Nektar Therapeutics*	18,559
684	Par Pharmaceutical Cos., Inc.*	34,063
1,598	Perrigo Co.	175,732
141,587	Pfizer, Inc.	3,378,266
1,103	Questcor Pharmaceuticals, Inc.*	47,914
1,005	Salix Pharmaceuticals Ltd.*	44,180
1,334	ViroPharma, Inc.*	35,484
1,853	Vivus, Inc.*	39,747
3,267	Warner Chilcott plc, Class A	44,497

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,404	Watson Pharmaceuticals, Inc.*	$195,565
		14,928,793
	Total Common Stocks
	(Cost $25,387,935)	30,507,005

Principal Amount
	U.S. Government & Agency Security (a) — 6.1%
	Federal Home Loan Bank
$2,531,864	0.00%, due 09/04/12	2,531,864
	Total U.S. Government & Agency Security (Cost $2,531,864)	2,531,864

	Repurchase Agreements (a)(b) — 14.1%
5,867,491	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $5,867,605	5,867,491
	Total Repurchase Agreements (Cost $5,867,491)	5,867,491

	Total Investment Securities
	(Cost $33,787,290) — 93.5%	38,906,360
	Other assets less liabilities — 6.5%	2,721,108
	Net Assets — 100.0%	$41,627,468

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $8,441,551.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,961,856
Aggregate gross unrealized depreciation	(880,057)
Net unrealized appreciation	$5,081,799
Federal income tax cost of investments	$33,824,561

Swap Agreements

Ultra Health Care had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$25,021,111	$269,076

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	1,834,630	22,602

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Health CareSM Index	3,583,757	33,454

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Health CareSM Index	1,950,338	189,107

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	16,565,471	1,929,869

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	3,801,753	42,724

		$2,486,832

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 57.0%
	Aerospace & Defense — 9.8%

195	Alliant Techsystems, Inc.	$9,553
564	B/E Aerospace, Inc.*	22,707
3,880	Boeing Co. (The)	277,032
135	Ceradyne, Inc.	3,206
273	Curtiss-Wright Corp.	8,206
96	Engility Holdings, Inc.*	1,777
178	Esterline Technologies Corp.*	10,644
1,086	Exelis, Inc.	10,969
1,767	General Dynamics Corp.	115,756
576	Hexcel Corp.*	13,058
4,183	Honeywell International, Inc.	244,496
268	Huntington Ingalls Industries, Inc.*	10,739
571	L-3 Communications Holdings, Inc.	40,107
1,510	Lockheed Martin Corp.	137,621
246	Moog, Inc., Class A*	9,011
1,373	Northrop Grumman Corp.	91,840
343	Orbital Sciences Corp.*	4,733
844	Precision Castparts Corp.	135,952
1,952	Raytheon Co.	110,327
858	Rockwell Collins, Inc.	41,931
690	Spirit Aerosystems Holdings, Inc., Class A*	17,153
215	Teledyne Technologies, Inc.*	13,870
1,640	Textron, Inc.	43,821
270	TransDigm Group, Inc.*	37,427
227	Triumph Group, Inc.	13,491
4,634	United Technologies Corp.	370,025
		1,795,452
	Air Freight & Logistics — 3.2%

963	C.H. Robinson Worldwide, Inc.	54,515
1,250	Expeditors International of Washington, Inc.	45,762
1,724	FedEx Corp.	151,074
167	Forward Air Corp.	5,615
217	Hub Group, Inc., Class A*	6,532
4,237	United Parcel Service, Inc., Class B	312,733
596	UTi Worldwide, Inc.	8,183
		584,414
	Building Products — 0.6%

232	A. O. Smith Corp.	12,693
900	Fortune Brands Home & Security, Inc.*	22,950
286	Lennox International, Inc.	13,588
2,107	Masco Corp.	29,835
666	Owens Corning*	22,218
234	Simpson Manufacturing Co., Inc.	5,950
389	USG Corp.*	7,998
		115,232
	Chemicals — 1.1%

1,540	Ecolab, Inc.	98,606
512	Sherwin-Williams Co. (The)	73,257
510	Valspar Corp.	27,203
		199,066
	Commercial Services & Supplies — 2.0%

261	ABM Industries, Inc.	5,277
275	Brink’s Co. (The)	6,122
656	Cintas Corp.	26,516
272	Clean Harbors, Inc.*	14,794
583	Corrections Corp. of America	19,420
665	Covanta Holding Corp.	11,372
300	Deluxe Corp.	8,511
109	G&K Services, Inc., Class A	3,419
360	Geo Group, Inc. (The)	9,472
916	Iron Mountain, Inc.	30,045
189	Mine Safety Appliances Co.	6,590
1,057	R.R. Donnelley & Sons Co.	11,606
1,780	Republic Services, Inc.	49,217
499	Stericycle, Inc.*	45,668
366	Tetra Tech, Inc.*	9,494
238	United Stationers, Inc.	5,757
687	Waste Connections, Inc.	19,889
2,537	Waste Management, Inc.	87,729
		370,898
	Construction & Engineering — 1.2%

578	AECOM Technology Corp.*	11,207
230	Aegion Corp.*	4,490
388	EMCOR Group, Inc.	10,720
994	Fluor Corp.	51,191
632	Foster Wheeler AG*	13,841
201	Granite Construction, Inc.	5,542
748	Jacobs Engineering Group, Inc.*	29,576
872	KBR, Inc.	23,622
1,216	Quanta Services, Inc.*	29,184
382	Shaw Group, Inc. (The)*	16,075
444	URS Corp.	16,166
		211,614
	Construction Materials — 0.3%

263	Eagle Materials, Inc.	11,217
266	Martin Marietta Materials, Inc.	20,317
138	Texas Industries, Inc.*	5,377
684	Vulcan Materials Co.	26,621
		63,532
	Containers & Packaging — 1.2%

360	Aptargroup, Inc.	18,234
917	Ball Corp.	38,670
606	Bemis Co., Inc.	18,338
872	Crown Holdings, Inc.*	31,610
144	Greif, Inc., Class A	6,408
967	Owens-Illinois, Inc.*	16,903
583	Packaging Corp. of America	18,668
417	Rock-Tenn Co., Class A	27,843
1,046	Sealed Air Corp.	14,926
274	Silgan Holdings, Inc.	11,489
587	Sonoco Products Co.	17,956
		221,045
	Diversified Consumer Services — 0.1%

181	Coinstar, Inc.*	9,253

	Diversified Financial Services — 0.0%‡

330	PHH Corp.*	5,758

	Electrical Equipment — 3.1%

247	Acuity Brands, Inc.	15,848
1,414	AMETEK, Inc.	48,514
696	Babcock & Wilcox Co. (The)*	17,170
267	Belden, Inc.	9,113
288	Brady Corp., Class A	8,087
927	Cooper Industries plc	67,810
4,310	Emerson Electric Co.	218,603
280	EnerSys*	10,430
291	General Cable Corp.*	7,883
767	GrafTech International Ltd.*	7,187
309	Hubbell, Inc., Class B	24,973
243	Regal-Beloit Corp.	16,539
840	Rockwell Automation, Inc.	60,531
571	Roper Industries, Inc.	58,693
		571,381

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Electronic Equipment, Instruments & Components — 2.3%

950	Amphenol Corp., Class A	$57,827
169	Anixter International, Inc.	10,162
655	Arrow Electronics, Inc.*	23,744
850	Avnet, Inc.*	27,378
301	AVX Corp.	3,082
339	Benchmark Electronics, Inc.*	5,441
225	Cognex Corp.	8,120
221	FEI Co.	11,870
4,028	Flextronics International Ltd.*	27,108
904	FLIR Systems, Inc.	17,899
189	IPG Photonics Corp.*	11,622
238	Itron, Inc.*	10,320
1,128	Jabil Circuit, Inc.	25,696
135	Littelfuse, Inc.	6,924
377	Molex, Inc.	10,009
468	Molex, Inc., Class A	10,385
545	National Instruments Corp.	14,039
203	Plexus Corp.*	6,068
2,497	TE Connectivity Ltd.	87,819
731	Trimble Navigation Ltd.*	35,856
235	Universal Display Corp.*	9,487
843	Vishay Intertechnology, Inc.*	8,059
		428,915
	Industrial Conglomerates — 10.8%

3,768	3M Co.	348,917
357	Carlisle Cos., Inc.	18,685
3,370	Danaher Corp.	180,531
61,893	General Electric Co.	1,281,804
2,707	Tyco International Ltd.	152,621
		1,982,558
	Internet Software & Services — 0.4%

149	CoStar Group, Inc.*	12,106
366	LinkedIn Corp., Class A*	39,272
721	Monster Worldwide, Inc.*	5,026
217	Vistaprint N.V.*	7,827
		64,231
	IT Services — 4.2%

3,755	Accenture plc, Class A	231,308
293	Alliance Data Systems Corp.*	40,331
2,887	Automatic Data Processing, Inc.	167,677
723	Broadridge Financial Solutions, Inc.	17,121
598	Convergys Corp.	9,275
624	CoreLogic, Inc.*	15,350
285	Euronet Worldwide, Inc.*	5,062
1,472	Fidelity National Information Services, Inc.	46,368
800	Fiserv, Inc.*	57,048
619	Genpact Ltd.*	11,297
459	Global Payments, Inc.	19,117
506	Jack Henry & Associates, Inc.	18,702
495	Lender Processing Services, Inc.	13,895
383	NeuStar, Inc., Class A*	14,389
1,899	Paychex, Inc.	63,161
1,107	Total System Services, Inc.	25,660
226	Wright Express Corp.*	14,880
		770,641
	Life Sciences Tools & Services — 0.7%

2,023	Agilent Technologies, Inc.	75,175
187	Mettler-Toledo International, Inc.*	30,875
666	PerkinElmer, Inc.	18,182
		124,232
	Machinery — 9.2%

403	Actuant Corp., Class A	11,332
565	AGCO Corp.*	23,781
108	Astec Industries, Inc.*	3,168
3,430	Caterpillar, Inc.	292,682
295	CLARCOR, Inc.	14,201
297	Crane Co.	11,283
1,008	Cummins, Inc.	97,887
2,356	Deere & Co.	176,959
810	Donaldson Co., Inc.	28,585
1,077	Dover Corp.	62,261
1,960	Eaton Corp.	87,651
155	ESCO Technologies, Inc.	5,492
320	Flowserve Corp.	40,851
294	Gardner Denver, Inc.	17,722
357	Graco, Inc.	17,636
471	Harsco Corp.	9,604
487	IDEX Corp.	19,412
2,433	Illinois Tool Works, Inc.	144,253
1,752	Ingersoll-Rand plc	81,924
543	ITT Corp.	10,806
620	Joy Global, Inc.	33,096
189	Kaydon Corp.	4,203
466	Kennametal, Inc.	17,167
494	Lincoln Electric Holdings, Inc.	20,378
770	Manitowoc Co., Inc. (The)	9,918
221	Mueller Industries, Inc.	9,525
360	Navistar International Corp.*	7,913
348	Nordson Corp.	20,466
530	Oshkosh Corp.*	13,430
2,100	PACCAR, Inc.	83,811
678	Pall Corp.	37,636
886	Parker Hannifin Corp.	70,862
577	Pentair, Inc.	24,522
216	Robbins & Myers, Inc.	12,921
299	SPX Corp.	19,106
642	Terex Corp.*	14,169
461	Timken Co.	18,514
347	Toro Co. (The)	12,908
466	Trinity Industries, Inc.	13,206
133	Valmont Industries, Inc.	16,858
281	Westinghouse Air Brake Technologies Corp.	21,957
341	Woodward, Inc.	11,911
1,086	Xylem, Inc.	26,379
		1,678,346
	Marine — 0.1%

326	Kirby Corp.*	17,164
247	Matson, Inc.	5,604
		22,768
	Metals & Mining — 0.0%‡

142	Schnitzer Steel Industries, Inc., Class A	3,922

	Multi-Utilities — 0.1%

1,018	MDU Resources Group, Inc.	21,938

	Office Electronics — 0.1%

305	Zebra Technologies Corp., Class A*	11,373

	Oil, Gas & Consumable Fuels — 0.1%

236	Teekay Corp.	6,981
415	World Fuel Services Corp.	15,442
		22,423

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Paper & Forest Products — 0.2%

799	Louisiana-Pacific Corp.*	$10,722
1,014	MeadWestvaco Corp.	29,163
		39,885
	Professional Services — 0.7%

252	Acacia Research Corp.*	6,638
195	Corporate Executive Board Co. (The)	9,079
243	FTI Consulting, Inc.*	6,320
470	Manpower, Inc.	17,442
253	Resources Connection, Inc.	2,829
838	Robert Half International, Inc.	22,039
343	Towers Watson & Co., Class A	18,632
235	TrueBlue, Inc.*	3,650
816	Verisk Analytics, Inc., Class A*	39,592
		126,221
	Road & Rail — 4.2%

327	Con-way, Inc.	9,911
6,092	CSX Corp.	136,826
234	Genesee & Wyoming, Inc., Class A*	14,873
312	Heartland Express, Inc.	4,062
568	J.B. Hunt Transport Services, Inc.	29,786
643	Kansas City Southern	49,723
332	Knight Transportation, Inc.	4,748
275	Landstar System, Inc.	12,999
1,910	Norfolk Southern Corp.	138,399
320	Old Dominion Freight Line, Inc.*	14,330
300	Ryder System, Inc.	12,003
2,792	Union Pacific Corp.	339,060
303	Werner Enterprises, Inc.	6,742
		773,462
	Semiconductors & Semiconductor Equipment — 0.0%‡

227	Veeco Instruments, Inc.*	7,786

	Trading Companies & Distributors — 1.3%

421	Air Lease Corp.*	8,681
1,729	Fastenal Co.	74,503
273	GATX Corp.	11,237
155	Kaman Corp.	5,084
272	MSC Industrial Direct Co., Inc., Class A	18,849
471	United Rentals, Inc.*	15,218
346	W.W. Grainger, Inc.	71,262
147	Watsco, Inc.	11,093
252	WESCO International, Inc.*	14,560
		230,487
	Total Common Stocks
	(Cost $10,798,322)	10,456,833

Principal Amount
	U.S. Government & Agency Security (a) — 8.7%
	Federal Home Loan Bank
$1,592,603	0.00%, due 09/04/12	1,592,603
	Total U.S. Government & Agency Security (Cost $1,592,603)	1,592,603

	Repurchase Agreements (a)(b) — 24.7%
4,525,351	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $4,525,440	4,525,351
	Total Repurchase Agreements (Cost $4,525,351)	4,525,351

	Total Investment Securities
	(Cost $16,916,276) — 90.4%	16,574,787
	Other assets less liabilities — 9.6%	1,758,520
	Net Assets — 100.0%	$18,333,307

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $7,287,730.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$552,675
Aggregate gross unrealized depreciation	(903,708)
Net unrealized depreciation	$(351,033)
Federal income tax cost of investments	$16,925,820

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Industrials had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$3,663,121	$198,834

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	71,421	674

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	1,347,356	(5,828)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	11,169,290	720,107

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	4,356,025	234,655

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	5,597,890	31,683

		$1,180,125

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 81.8%
	Electric Utilities — 0.3%

13,041	OGE Energy Corp.	$704,866

	Energy Equipment & Services — 16.4%

7,448	Atwood Oceanics, Inc.*	344,693
57,453	Baker Hughes, Inc.	2,619,857
4,465	Bristow Group, Inc.	209,364
32,586	Cameron International Corp.*	1,782,780
2,654	CARBO Ceramics, Inc.	186,789
6,282	Core Laboratories N.V.	767,598
8,666	Diamond Offshore Drilling, Inc.	580,795
9,953	Dresser-Rand Group, Inc.*	503,821
4,793	Dril-Quip, Inc.*	335,702
8,458	Exterran Holdings, Inc.*	155,543
31,750	FMC Technologies, Inc.*	1,487,170
121,653	Halliburton Co.	3,985,352
13,314	Helix Energy Solutions Group, Inc.*	234,593
12,993	Helmerich & Payne, Inc.	593,000
19,940	Key Energy Services, Inc.*	157,725
4,444	Lufkin Industries, Inc.	232,954
30,881	McDermott International, Inc.*	344,014
38,030	Nabors Industries Ltd.*	561,703
55,913	National Oilwell Varco, Inc.	4,405,944
34,559	Noble Corp.*	1,318,080
14,324	Oceaneering International, Inc.	766,907
6,776	Oil States International, Inc.*	530,154
15,449	Parker Drilling Co.*	63,959
20,453	Patterson-UTI Energy, Inc.	310,681
16,427	Rowan Cos. plc, Class A*	577,902
176,552	Schlumberger Ltd.	12,778,834
2,794	SEACOR Holdings, Inc.*	240,312
20,840	Superior Energy Services, Inc.*	432,847
6,818	Tidewater, Inc.	323,378
46,366	Transocean Ltd.	2,273,325
6,349	Unit Corp.*	252,563
100,479	Weatherford International Ltd.*	1,181,633
		40,539,972
	Machinery — 0.1%

3,886	Chart Industries, Inc.*	271,243

	Oil, Gas & Consumable Fuels — 64.9%

65,852	Anadarko Petroleum Corp.	4,561,568
51,701	Apache Corp.	4,433,361
6,843	Berry Petroleum Co., Class A	252,096
5,691	Bill Barrett Corp.*	124,804
27,491	Cabot Oil & Gas Corp.	1,138,402
4,646	Carrizo Oil & Gas, Inc.*	117,265
28,366	Cheniere Energy, Inc.*	418,682
87,178	Chesapeake Energy Corp.	1,686,894
260,953	Chevron Corp.	29,268,489
11,315	Cimarex Energy Co.	647,331
24,819	Cobalt International Energy, Inc.*	563,640
6,303	Comstock Resources, Inc.*	103,937
13,713	Concho Resources, Inc.*	1,230,605
167,280	ConocoPhillips	9,499,831
7,642	Continental Resources, Inc.*	565,967
2,176	CVR Energy, Inc.*	64,888
51,806	Denbury Resources, Inc.*	802,475
50,411	Devon Energy Corp.	2,915,268
9,571	Energen Corp.	488,600
35,510	EOG Resources, Inc.	3,845,733
19,727	EQT Corp.	1,064,469
20,104	EXCO Resources, Inc.	137,712
618,581	Exxon Mobil Corp.	54,002,121
15,579	Forest Oil Corp.*	115,440
6,036	Gulfport Energy Corp.*	158,747
40,914	Hess Corp.	2,067,384
25,633	HollyFrontier Corp.	1,032,754
73,342	Kinder Morgan, Inc.	2,623,443
34,861	Kodiak Oil & Gas Corp.*	311,657
93,958	Marathon Oil Corp.	2,613,912
45,072	Marathon Petroleum Corp.	2,332,476
14,247	McMoRan Exploration Co.*	179,940
25,585	Murphy Oil Corp.	1,313,278
17,834	Newfield Exploration Co.*	581,923
23,649	Noble Energy, Inc.	2,078,747
9,271	Oasis Petroleum, Inc.*	271,918
107,134	Occidental Petroleum Corp.	9,107,461
81,707	Phillips 66	3,431,694
16,119	Pioneer Natural Resources Co.	1,569,346
17,051	Plains Exploration & Production Co.*	670,445
23,402	QEP Resources, Inc.	671,403
21,305	Range Resources Corp.	1,388,873
7,014	Rosetta Resources, Inc.*	301,181
50,782	SandRidge Energy, Inc.*	333,638
8,417	SM Energy Co.	397,535
45,783	Southwestern Energy Co.*	1,425,225
14,122	Sunoco, Inc.	666,417
5,618	Swift Energy Co.*	109,495
18,441	Tesoro Corp.	732,845
20,101	Ultra Petroleum Corp.*	413,277
73,136	Valero Energy Corp.	2,286,231
15,488	Whiting Petroleum Corp.*	689,526
82,764	Williams Cos., Inc. (The)	2,670,794
25,781	WPX Energy, Inc.*	402,184
		160,883,327
	Semiconductors & Semiconductor Equipment — 0.1%

7,408	First Solar, Inc.*	148,086
15,841	GT Advanced Technologies, Inc.*	91,878
		239,964
	Total Common Stocks
	(Cost $208,878,779)	202,639,372

Principal Amount
	U.S. Government & Agency Securities (a) — 4.4%
	Federal Home Loan Bank
$5,031,606	0.00%, due 09/04/12	5,031,606
	U.S. Treasury Bill
5,935,000	0.00%, due 09/27/12	5,934,516
	Total U.S. Government & Agency Securities (Cost $10,966,122)	10,966,122

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 4.3%
$10,611,818	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $10,612,025	$10,611,818
	Total Repurchase Agreements (Cost $10,611,818)	10,611,818

	Total Investment Securities
	(Cost $230,456,719) — 90.5%	224,217,312
	Other assets less liabilities — 9.5%	23,650,589
	Net Assets — 100.0%	$247,867,901

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $73,241,592.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,311,361
Aggregate gross unrealized depreciation	(17,867,571)
Net unrealized depreciation	$(8,556,210)
Federal income tax cost of investments	$232,773,522

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$112,120,264	$9,288,637

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	10,323,691	2,744,958

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	24,097,096	2,580,303

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	23,101,775	2,116,263

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	38,610,896	(832,594)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	54,759,213	3,765,318

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	30,087,358	2,792,774

		$22,455,659

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 69.7%
	Real Estate Investment Trusts — 67.1%

31,058	Alexandria Real Estate Equities, Inc.	$2,295,186
44,905	American Campus Communities, Inc.	2,093,471
166,089	American Capital Agency Corp.	5,786,541
197,099	American Tower Corp.	13,875,770
485,985	Annaly Capital Management, Inc.	8,412,400
60,583	Apartment Investment & Management Co., Class A	1,604,238
47,683	AvalonBay Communities, Inc.	6,748,098
76,932	BioMed Realty Trust, Inc.	1,425,550
74,704	Boston Properties, Inc.	8,376,560
71,849	Brandywine Realty Trust	876,558
38,698	BRE Properties, Inc.	1,931,804
40,264	Camden Property Trust	2,795,530
74,292	CBL & Associates Properties, Inc.	1,587,620
515,098	Chimera Investment Corp.	1,308,349
43,734	Colonial Properties Trust	958,649
41,949	CommonWealth REIT	627,977
36,063	Corporate Office Properties Trust	806,369
123,202	DCT Industrial Trust, Inc.	778,637
116,074	DDR Corp.	1,766,646
94,244	DiamondRock Hospitality Co.	906,627
61,027	Digital Realty Trust, Inc.	4,547,122
70,026	Douglas Emmett, Inc.	1,679,924
133,622	Duke Realty Corp.	1,937,519
31,711	DuPont Fabros Technology, Inc.	873,955
14,159	EastGroup Properties, Inc.	758,922
23,311	Entertainment Properties Trust	1,062,748
20,711	Equity Lifestyle Properties, Inc.	1,424,088
150,710	Equity Residential	9,102,884
17,661	Essex Property Trust, Inc.	2,684,119
52,086	Extra Space Storage, Inc.	1,776,653
31,931	Federal Realty Investment Trust	3,445,674
37,593	Franklin Street Properties Corp.	418,034
192,924	General Growth Properties, Inc.	3,970,376
49,037	Hatteras Financial Corp.	1,421,583
210,336	HCP, Inc.	9,646,009
107,091	Health Care REIT, Inc.	6,258,398
39,031	Healthcare Realty Trust, Inc.	946,892
37,073	Highwoods Properties, Inc.	1,208,951
24,206	Home Properties, Inc.	1,545,553
61,875	Hospitality Properties Trust	1,489,331
360,273	Host Hotels & Resorts, Inc.	5,512,177
57,865	Invesco Mortgage Capital, Inc.	1,185,654
34,277	Kilroy Realty Corp.	1,618,217
203,839	Kimco Realty Corp.	4,142,008
42,669	LaSalle Hotel Properties	1,162,730
68,106	Lexington Realty Trust	638,834
58,577	Liberty Property Trust	2,160,320
66,155	Macerich Co. (The)	3,940,853
43,604	Mack-Cali Realty Corp.	1,164,227
178,620	MFA Financial, Inc.	1,462,898
20,529	Mid-America Apartment Communities, Inc.	1,395,972
48,069	National Retail Properties, Inc.	1,493,023
53,059	Omega Healthcare Investors, Inc.	1,274,477
86,587	Piedmont Office Realty Trust, Inc., Class A	1,469,381
81,648	Plum Creek Timber Co., Inc.	3,341,853
26,699	Post Properties, Inc.	1,362,984
20,036	Potlatch Corp.	722,498
230,187	Prologis, Inc.	7,865,490
70,723	Public Storage	10,294,440
60,999	Rayonier, Inc.	2,988,341
66,801	Realty Income Corp.	2,814,326
35,438	Redwood Trust, Inc.	507,827
45,089	Regency Centers Corp.	2,209,361
81,566	Senior Housing Properties Trust	1,804,240
146,844	Simon Property Group, Inc.	23,304,143
44,950	SL Green Realty Corp.	3,622,970
58,364	Starwood Property Trust, Inc.	1,374,472
59,733	Sunstone Hotel Investors, Inc.*	623,015
45,973	Tanger Factory Outlet Centers	1,542,394
29,031	Taubman Centers, Inc.	2,323,061
132,093	Two Harbors Investment Corp.	1,530,958
114,642	UDR, Inc.	2,894,710
144,390	Ventas, Inc.	9,456,101
92,396	Vornado Realty Trust	7,499,783
33,053	Washington Real Estate Investment Trust	887,804
60,599	Weingarten Realty Investors	1,692,530
267,738	Weyerhaeuser Co.	6,669,354
		247,114,741
	Real Estate Management & Development — 2.6%

21,162	Alexander & Baldwin, Inc.*	626,818
129,908	Brookfield Office Properties, Inc.	2,174,660
150,266	CBRE Group, Inc., Class A*	2,601,104
67,070	Forest City Enterprises, Inc., Class A*	1,011,416
12,673	Howard Hughes Corp. (The)*	833,757
21,781	Jones Lang LaSalle, Inc.	1,571,063
45,994	St. Joe Co. (The)*	881,705
		9,700,523
	Total Common Stocks
	(Cost $240,567,194)	256,815,264

Principal Amount
	U.S. Government & Agency Securities (a) — 8.2%
	Federal Home Loan Bank
$13,799,375	0.00%, due 09/04/12	13,799,375
	U.S. Treasury Bill
16,200,000	0.00%, due 09/27/12	16,198,678
	Total U.S. Government & Agency Securities (Cost $29,998,053)	29,998,053

	Repurchase Agreements (a)(b) — 8.0%
29,452,284	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $29,452,861	29,452,284
	Total Repurchase Agreements (Cost $29,452,284)	29,452,284

	Total Investment Securities
	(Cost $300,017,531) — 85.9%	316,265,601
	Other assets less liabilities — 14.1%	51,795,845
	Net Assets — 100.0%	$368,061,446

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $117,994,857.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,982,911
Aggregate gross unrealized depreciation	(6,587,418)
Net unrealized appreciation	$17,395,493
Federal income tax cost of investments	$298,870,108

Swap Agreements

Ultra Real Estate had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$165,094,097	$16,197,274

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	108,798,408	1,849,338

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	31,649,317	9,866,493

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	10,695,272	2,138,339

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	74,876,973	7,389,699

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	80,710,064	12,503,355

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	7,479,146	1,745,725

		$51,690,223

See accompanying notes to schedules of portfolio investments.

Ultra KBW Regional Banking

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 74.2%
	Commercial Banks — 69.3%

5,758	Associated Banc-Corp	$74,624
5,818	BancorpSouth, Inc.	85,757
1,387	Bank of Hawaii Corp.	64,121
965	BOK Financial Corp.	55,555
7,175	Boston Private Financial Holdings, Inc.	68,091
4,130	Cathay General Bancorp	67,608
1,598	City Holding Co.	54,524
1,236	City National Corp./CA	63,469
3,407	Columbia Banking System, Inc.	60,781
2,321	Community Bank System, Inc.	65,081
6,060	CVB Financial Corp.	72,417
2,683	East West Bancorp, Inc.	58,865
7,868	First Commonwealth Financial Corp.	54,761
4,432	First Financial Bancorp	72,153
1,809	First Financial Bankshares, Inc.	62,917
4,371	First Horizon National Corp.	39,164
6,512	First Midwest Bancorp, Inc./IL	76,907
2,985	First Republic Bank/CA	97,580
4,130	FirstMerit Corp.	64,800
7,356	FNB Corp./PA	80,548
5,879	Fulton Financial Corp.	57,203
3,738	Glacier Bancorp, Inc.	57,602
1,960	Hancock Holding Co.	58,094
844	Iberiabank Corp.	39,592
3,708	MB Financial, Inc.	75,717
8,170	National Penn Bancshares, Inc.	72,713
6,271	Old National Bancorp/IN	82,777
3,407	PacWest Bancorp	79,315
693	Park National Corp.	46,673
4,613	Pinnacle Financial Partners, Inc.*	88,293
3,045	PrivateBancorp, Inc.	49,633
1,507	Prosperity Bancshares, Inc.	63,445
2,442	S&T Bancorp, Inc.	42,369
1,236	Signature Bank/NY*	79,883
11,818	Susquehanna Bancshares, Inc.	124,207
1,507	SVB Financial Group*	87,391
28,399	Synovus Financial Corp.	59,070
3,949	TCF Financial Corp.	43,913
2,532	Texas Capital Bancshares, Inc.*	116,523
2,683	Trustmark Corp.	63,560
1,115	UMB Financial Corp.	54,668
5,909	Umpqua Holdings Corp.	74,690
2,623	United Bankshares, Inc./WV	63,818
6,452	Valley National Bancorp	62,584
3,678	Webster Financial Corp.	78,268
814	Westamerica Bancorp.	37,892
2,412	Wintrust Financial Corp.	90,233
		3,189,849
	Thrifts & Mortgage Finance — 4.9%

7,718	Brookline Bancorp, Inc.	65,526
11,456	Hudson City Bancorp, Inc.	82,368
5,095	Provident Financial Services, Inc.	78,667
		226,561
	Total Common Stocks
	(Cost $3,382,148)	3,416,410

Principal Amount
	U.S. Government & Agency Security (a) — 5.9%
	Federal Home Loan Bank
$271,801	0.00%, due 09/04/12	271,801
	Total U.S. Government & Agency Security (Cost $271,801)	271,801

	Repurchase Agreements (a)(b) — 15.9%
734,378	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $734,392	734,378
	Total Repurchase Agreements (Cost $734,378)	734,378

	Total Investment Securities
	(Cost $4,388,327) — 96.0%	4,422,589
	Other assets less liabilities — 4.0%	185,110
	Net Assets — 100.0%	$4,607,699

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $1,620,828.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$117,421
Aggregate gross unrealized depreciation	(104,511)
Net unrealized appreciation	$12,910
Federal income tax cost of investments	$4,409,679

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra KBW Regional Banking had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	$54,006	$1,259

Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional Banking IndexSM	258,380	6,071

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional Banking IndexSM	2,038,478	32,150

Equity Index Swap Agreement with Societe Generale, based on the KBW Regional Banking IndexSM	3,102,655	138,553

Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	351,277	21

		$178,054

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 71.7%
	Communications Equipment — 0.3%

3,170	InterDigital, Inc.	$106,988

	Computers & Peripherals — 2.1%

17,411	SanDisk Corp.*	717,681

	Semiconductors & Semiconductor Equipment — 69.3%

41,885	Advanced Micro Devices, Inc.*	155,812
23,156	Altera Corp.	864,414
21,276	Analog Devices, Inc.	845,508
92,277	Applied Materials, Inc.	1,078,718
31,711	Atmel Corp.*	188,046
2,242	ATMI, Inc.*	42,396
34,642	Broadcom Corp., Class A*	1,230,830
1,684	Cabot Microelectronics Corp.	56,027
3,461	Cavium, Inc.*	111,790
4,660	Cirrus Logic, Inc.*	194,182
8,286	Cree, Inc.*	233,665
2,030	Cymer, Inc.*	115,101
11,068	Cypress Semiconductor Corp.*	128,500
9,120	Fairchild Semiconductor International, Inc.*	132,422
2,017	Hittite Microwave Corp.*	105,630
10,152	Integrated Device Technology, Inc.*	54,009
359,568	Intel Corp.	8,928,073
4,959	International Rectifier Corp.*	86,336
8,978	Intersil Corp., Class A	79,276
11,995	KLA-Tencor Corp.	615,464
13,898	Lam Research Corp.*	474,339
15,199	Linear Technology Corp.	501,947
40,273	LSI Corp.*	313,727
35,030	Marvell Technology Group Ltd.	356,605
21,071	Maxim Integrated Products, Inc.	571,867
13,622	Microchip Technology, Inc.	473,365
71,054	Micron Technology, Inc.*	441,245
6,350	Microsemi Corp.*	126,429
44,147	NVIDIA Corp.*	619,382
4,172	OmniVision Technologies, Inc.*	67,795
32,423	ON Semiconductor Corp.*	201,995
16,676	PMC-Sierra, Inc.*	97,555
19,752	RF Micro Devices, Inc.*	74,070
4,672	Semtech Corp.*	114,557
3,064	Silicon Laboratories, Inc.*	117,167
13,545	Skyworks Solutions, Inc.*	412,581
13,253	Teradyne, Inc.*	207,012
3,663	Tessera Technologies, Inc.	55,934
81,666	Texas Instruments, Inc.	2,371,581
11,777	TriQuint Semiconductor, Inc.*	65,480
18,713	Xilinx, Inc.	634,558
		23,545,390
	Total Common Stocks
	(Cost $25,934,952)	24,370,059

Principal Amount
	U.S. Government & Agency Security (a) — 6.2%
	Federal Home Loan Bank
$2,119,568	0.00%, due 09/04/12	2,119,568
	Total U.S. Government & Agency Security (Cost $2,119,568)	2,119,568

	Repurchase Agreements (a)(b) — 17.7%
6,017,502	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $6,017,620	6,017,502
	Total Repurchase Agreements (Cost $6,017,502)	6,017,502

	Total Investment Securities
	(Cost $34,072,022) — 95.6%	32,507,129
	Other assets less liabilities — 4.4%	1,501,038
	Net Assets — 100.0%	$34,008,167

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $11,271,473.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$797,083
Aggregate gross unrealized depreciation	(3,259,228)
Net unrealized depreciation	$(2,462,145)
Federal income tax cost of investments	$34,969,274

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$3,125,104	$(293,978)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	201,410	(2,128)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	6,708,234	(84,571)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. SemiconductorsSM Index	14,907,291	225,348

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	10,823,892	740,339

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	7,877,797	(108,314)

		$476,696

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 77.0%
	Commercial Services & Supplies — 0.1%

5,106	Pitney Bowes, Inc.	$68,216

	Communications Equipment — 8.3%

1,558	Acme Packet, Inc.*	29,742
1,798	ADTRAN, Inc.	36,481
3,142	Arris Group, Inc.*	42,826
3,051	Aruba Networks, Inc.*	59,952
12,018	Brocade Communications Systems, Inc.*	69,704
2,743	Ciena Corp.*	37,497
149,443	Cisco Systems, Inc.	2,851,372
529	Comtech Telecommunications Corp.	14,876
2,376	Emulex Corp.*	16,276
2,201	F5 Networks, Inc.*	214,576
2,492	Finisar Corp.*	34,240
3,163	Harris Corp.	148,756
1,233	InterDigital, Inc.	41,614
6,436	JDS Uniphase Corp.*	72,019
14,676	Juniper Networks, Inc.*	255,949
8,179	Motorola Solutions, Inc.	389,811
1,195	Plantronics, Inc.	42,614
4,510	Polycom, Inc.*	46,994
47,655	QUALCOMM, Inc.	2,928,876
4,407	Riverbed Technology, Inc.*	88,096
9,235	Tellabs, Inc.	32,784
1,171	ViaSat, Inc.*	45,318
		7,500,373
	Computers & Peripherals — 23.9%

25,772	Apple, Inc.	17,144,565
43,164	Dell, Inc.*	457,107
1,741	Diebold, Inc.	56,722
1,282	Electronics for Imaging, Inc.*	19,807
58,370	EMC Corp.*	1,534,547
55,235	Hewlett-Packard Co.	932,367
1,977	Lexmark International, Inc., Class A	42,921
4,373	NCR Corp.*	97,912
10,091	NetApp, Inc.*	348,341
2,743	QLogic Corp.*	33,382
6,772	SanDisk Corp.*	279,142
10,639	Seagate Technology plc	340,554
936	Synaptics, Inc.*	28,473
6,506	Western Digital Corp.*	272,081
		21,587,921
	Electronic Equipment, Instruments & Components — 0.7%

42,187	Corning, Inc.	505,822
4,264	Ingram Micro, Inc., Class A*	65,112
1,220	Insight Enterprises, Inc.*	21,911
1,147	Tech Data Corp.*	55,721
		648,566
	Health Care Technology — 0.5%

5,182	Allscripts Healthcare Solutions, Inc.*	54,411
996	athenahealth, Inc.*	88,017
4,018	Cerner Corp.*	293,876
1,039	Quality Systems, Inc.	18,359
		454,663
	Household Durables — 0.2%

3,426	Garmin Ltd.	138,239

	Internet Software & Services — 7.5%

4,988	Akamai Technologies, Inc.*	187,100
2,599	AOL, Inc.*	87,508
1,038	Digital River, Inc.*	17,293
2,999	EarthLink, Inc.	20,033
1,301	Equinix, Inc.*	257,143
14,079	Facebook, Inc., Class A*	254,548
7,171	Google, Inc., Class A*	4,912,780
1,971	IAC/InterActiveCorp	102,177
1,286	j2 Global, Inc.	37,899
3,131	Rackspace Hosting, Inc.*	187,797
4,422	VeriSign, Inc.*	210,841
31,878	Yahoo!, Inc.*	467,013
		6,742,132
	IT Services — 8.4%

4,856	Amdocs Ltd.*	156,557
735	CACI International, Inc., Class A*	39,242
8,436	Cognizant Technology Solutions Corp., Class A*	542,266
4,270	Computer Sciences Corp.	137,537
977	DST Systems, Inc.	49,710
2,412	Gartner, Inc.*	119,129
30,599	International Business Machines Corp.	5,962,215
9,479	SAIC, Inc.	115,739
4,682	Teradata Corp.*	357,611
1,087	Unisys Corp.*	22,968
2,946	VeriFone Systems, Inc.*	102,344
		7,605,318
	Office Electronics — 0.3%

37,466	Xerox Corp.	276,124

	Semiconductors & Semiconductor Equipment — 10.1%

16,291	Advanced Micro Devices, Inc.*	60,603
9,007	Altera Corp.	336,231
8,275	Analog Devices, Inc.	328,848
35,892	Applied Materials, Inc.	419,577
12,334	Atmel Corp.*	73,141
872	ATMI, Inc.*	16,490
13,474	Broadcom Corp., Class A*	478,731
655	Cabot Microelectronics Corp.	21,792
1,346	Cavium, Inc.*	43,476
1,813	Cirrus Logic, Inc.*	75,548
3,223	Cree, Inc.*	90,889
790	Cymer, Inc.*	44,793
4,305	Cypress Semiconductor Corp.*	49,981
3,547	Fairchild Semiconductor International, Inc.*	51,502
784	Hittite Microwave Corp.*	41,058
3,949	Integrated Device Technology, Inc.*	21,009
139,856	Intel Corp.	3,472,624
1,929	International Rectifier Corp.*	33,584
3,492	Intersil Corp., Class A	30,834
4,666	KLA-Tencor Corp.	239,412
5,406	Lam Research Corp.*	184,507
5,912	Linear Technology Corp.	195,244
15,664	LSI Corp.*	122,023
13,625	Marvell Technology Group Ltd.	138,702
8,196	Maxim Integrated Products, Inc.	222,439
5,298	Microchip Technology, Inc.	184,105
27,637	Micron Technology, Inc.*	171,626
2,470	Microsemi Corp.*	49,178
17,171	NVIDIA Corp.*	240,909

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,623	OmniVision Technologies, Inc.*	$26,374
12,611	ON Semiconductor Corp.*	78,567
6,486	PMC-Sierra, Inc.*	37,943
7,683	RF Micro Devices, Inc.*	28,811
1,817	Semtech Corp.*	44,553
1,192	Silicon Laboratories, Inc.*	45,582
5,268	Skyworks Solutions, Inc.*	160,463
5,155	Teradyne, Inc.*	80,521
1,425	Tessera Technologies, Inc.	21,760
31,764	Texas Instruments, Inc.	922,427
4,581	TriQuint Semiconductor, Inc.*	25,470
7,279	Xilinx, Inc.	246,831
		9,158,158
	Software — 17.0%

1,095	ACI Worldwide, Inc.*	47,501
13,729	Adobe Systems, Inc.*	429,306
890	Advent Software, Inc.*	21,146
2,587	ANSYS, Inc.*	180,314
2,785	Ariba, Inc.*	124,462
2,616	Aspen Technology, Inc.*	63,778
6,300	Autodesk, Inc.*	195,615
4,209	BMC Software, Inc.*	174,253
10,125	CA, Inc.	263,554
7,635	Cadence Design Systems, Inc.*	100,782
4,670	Check Point Software Technologies Ltd.*	215,240
5,220	Citrix Systems, Inc.*	405,542
1,134	CommVault Systems, Inc.*	57,176
6,081	Compuware Corp.*	60,810
1,301	Concur Technologies, Inc.*	94,192
953	Fair Isaac Corp.	40,703
3,455	Fortinet, Inc.*	91,592
3,009	Informatica Corp.*	98,093
7,587	Intuit, Inc.	444,143
1,176	JDA Software Group, Inc.*	36,221
2,625	Mentor Graphics Corp.*	43,391
2,240	MICROS Systems, Inc.*	113,478
207,743	Microsoft Corp.	6,402,639
6,478	Nuance Communications, Inc.*	154,500
106,189	Oracle Corp.	3,360,882
3,284	Parametric Technology Corp.*	69,785
1,723	Progress Software Corp.*	33,133
2,159	QLIK Technologies, Inc.*	45,663
1,604	Quest Software, Inc.*	44,832
5,364	Red Hat, Inc.*	300,599
3,053	Rovi Corp.*	46,833
3,482	Salesforce.com, Inc.*	505,517
1,596	SolarWinds, Inc.*	87,588
1,932	Solera Holdings, Inc.	79,463
20,278	Symantec Corp.*	361,557
4,053	Synopsys, Inc.*	133,871
4,630	TIBCO Software, Inc.*	138,530
740	Ultimate Software Group, Inc.*	73,401
2,337	VMware, Inc., Class A*	208,086
1,034	Websense, Inc.*	15,903
		15,364,074
	Total Common Stocks
	(Cost $68,680,868)	69,543,784

Principal Amount
	U.S. Government & Agency Security (a) — 3.1%
	Federal Home Loan Bank
$2,843,776	0.00%, due 09/04/12	2,843,776
	Total U.S. Government & Agency Security (Cost $2,843,776)	2,843,776

	Repurchase Agreements (a)(b) — 7.3%
6,609,095	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $6,609,226	6,609,095
	Total Repurchase Agreements (Cost $6,609,095)	6,609,095

	Total Investment Securities
	(Cost $78,133,739) — 87.4%	78,996,655
	Other assets less liabilities — 12.6%	11,430,216
	Net Assets — 100.0%	$90,426,871

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $25,275,046.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,081,095
Aggregate gross unrealized depreciation	(6,368,617)
Net unrealized depreciation	$(287,522)
Federal income tax cost of investments	$79,284,177

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Technology had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$77,575,844	$8,008,578

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	1,535,797	166,576

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	6,290,015	532,725

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. TechnologySM Index	17,227,164	1,770,535

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	4,188,666	429,530

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	4,495,559	502,724

		$11,410,668

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 39.8%
	Diversified Financial Services — 1.3%

2,634	Leucadia National Corp.	$56,315

	Diversified Telecommunication Services — 23.8%

7,690	AT&T, Inc.	281,762
527	Atlantic Tele-Network, Inc.	19,857
2,206	Cbeyond, Inc.*	17,869
3,279	CenturyLink, Inc.	138,571
7,377	Cincinnati Bell, Inc.*	34,598
1,741	Consolidated Communications Holdings, Inc.	28,343
14,843	Frontier Communications Corp.	68,575
2,259	General Communication, Inc., Class A*	19,924
2,413	Level 3 Communications, Inc.*	52,000
1,266	Lumos Networks Corp.	10,989
2,153	tw telecom, inc.*	54,148
4,975	Verizon Communications, Inc.	213,627
8,951	Vonage Holdings Corp.*	19,155
6,761	Windstream Corp.	66,731
		1,026,149
	Media — 1.9%

2,970	Virgin Media, Inc.	81,883

	Wireless Telecommunication Services — 12.8%

1,790	Crown Castle International Corp.*	113,593
3,490	Leap Wireless International, Inc.*	19,090
6,301	MetroPCS Communications, Inc.*	61,309
3,488	NII Holdings, Inc.*	21,765
863	NTELOS Holdings Corp.	14,818
1,292	SBA Communications Corp., Class A*	77,236
1,435	Shenandoah Telecommunications Co.	22,070
27,953	Sprint Nextel Corp.*	135,572
1,908	Telephone & Data Systems, Inc.	46,784
614	United States Cellular Corp.*	23,301
1,323	USA Mobility, Inc.	15,096
		550,634
	Total Common Stocks (Cost $1,603,300)	1,714,981

Principal Amount
	U.S. Government & Agency Security (a) — 9.7%
	Federal Home Loan Bank
$418,320	0.00%, due 09/04/12	418,320
	Total U.S. Government & Agency Security (Cost $418,320)	418,320

	Repurchase Agreements (a)(b) — 29.1%
1,254,934	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,254,958	1,254,934
	Total Repurchase Agreements (Cost $1,254,934)	1,254,934

	Total Investment Securities (Cost $3,276,554) — 78.6%	3,388,235
	Other assets less liabilities — 21.4%	921,401
	Net Assets — 100.0%	$4,309,636

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $407,750.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,373
Aggregate gross unrealized depreciation	(21,750)
Net unrealized appreciation	$111,623
Federal income tax cost of investments	$3,276,612

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$1,265,965	$125,496

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	4,559,692	16,269

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	113,807	2,960

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Select TelecommunicationsSM Index	756,300	78,047

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	68,184	320,972

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	136,003	29,022

		$572,766

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 66.9%
	Electric Utilities — 35.4%

710	ALLETE, Inc.	$29,508
10,086	American Electric Power Co., Inc.	433,597
1,277	Cleco Corp.	52,268
14,521	Duke Energy Corp.	940,670
6,258	Edison International	274,038
842	El Paso Electric Co.	27,862
3,697	Entergy Corp.	251,692
17,697	Exelon Corp.	645,410
8,738	FirstEnergy Corp.	381,851
2,827	Great Plains Energy, Inc.	60,272
2,005	Hawaiian Electric Industries, Inc.	53,193
1,040	IDACORP, Inc.	43,108
1,073	ITC Holdings Corp.	77,234
8,804	NextEra Energy, Inc.	592,597
6,505	Northeast Utilities	245,043
4,888	NV Energy, Inc.	85,735
4,765	Pepco Holdings, Inc.	92,012
2,268	Pinnacle West Capital Corp.	116,507
1,513	PNM Resources, Inc.	31,122
1,571	Portland General Electric Co.	42,166
12,083	PPL Corp.	354,394
18,178	Southern Co. (The)	824,009
1,055	UIL Holdings Corp.	37,115
842	UNS Energy Corp.	33,730
2,639	Westar Energy, Inc.	76,848
10,126	Xcel Energy, Inc.	282,414
		6,084,395
	Gas Utilities — 4.8%

2,430	AGL Resources, Inc.	96,350
1,885	Atmos Energy Corp.	65,862
437	Laclede Group, Inc. (The)	18,463
1,737	National Fuel Gas Co.	86,676
870	New Jersey Resources Corp.	38,985
556	Northwest Natural Gas Co.	27,339
4,046	ONEOK, Inc.	180,168
1,500	Piedmont Natural Gas Co., Inc.	46,845
3,706	Questar Corp.	73,193
623	South Jersey Industries, Inc.	31,536
959	Southwest Gas Corp.	40,997
2,350	UGI Corp.	71,628
1,073	WGL Holdings, Inc.	41,890
		819,932
	Independent Power Producers & Energy Traders — 2.6%

13,484	AES Corp. (The)*	153,583
7,973	Calpine Corp.*	139,926
16,138	GenOn Energy, Inc.*	40,829
4,809	NRG Energy, Inc.	102,624
		436,962
	Multi-Utilities — 20.6%

2,307	Alliant Energy Corp.	101,693
5,074	Ameren Corp.	166,021
1,213	Avista Corp.	30,810
825	Black Hills Corp.	28,215
8,345	CenterPoint Energy, Inc.	170,155
5,471	CMS Energy Corp.	126,216
6,076	Consolidated Edison, Inc.	368,327
11,904	Dominion Resources, Inc.	624,722
3,522	DTE Energy Co.	205,685
1,633	Integrys Energy Group, Inc.	88,166
5,941	NiSource, Inc.	144,604
751	NorthWestern Corp.	27,487
8,832	PG&E Corp.	383,397
10,634	Public Service Enterprise Group, Inc.	336,672
2,465	SCANA Corp.	116,742
4,668	Sempra Energy	309,022
4,218	TECO Energy, Inc.	73,224
1,694	Vectren Corp.	47,788
4,837	Wisconsin Energy Corp.	183,612
		3,532,558
	Oil, Gas & Consumable Fuels — 2.2%

13,542	Spectra Energy Corp.	382,697

	Water Utilities — 1.3%

3,651	American Water Works Co., Inc.	134,613
2,895	Aqua America, Inc.	72,375
873	California Water Service Group	15,967
		222,955
	Total Common Stocks (Cost $10,964,199)	11,479,499

Principal Amount
	U.S. Government & Agency Security (a) — 8.2%
	Federal Home Loan Bank
$1,402,151	0.00%, due 09/04/12	1,402,151
	Total U.S. Government & Agency Security (Cost $1,402,151)	1,402,151

	Repurchase Agreements (a)(b) — 20.5%
3,523,305	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $3,523,373	3,523,305
	Total Repurchase Agreements (Cost $3,523,305)	3,523,305

	Total Investment Securities (Cost $15,889,655) — 95.6%	16,404,955
	Other assets less liabilities — 4.4%	763,820
	Net Assets — 100.0%	$17,168,775

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $4,225,523.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$889,699
Aggregate gross unrealized depreciation	(387,547)
Net unrealized appreciation	$502,152
Federal income tax cost of investments	$15,902,803

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Utilities had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$1,257,479	$73,159

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	39,825	(1,433)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. UtilitiesSM Index	2,643,230	(108,279)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. UtilitiesSM Index	2,271,046	121,971

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	14,164,577	672,213

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	2,484,015	(106,349)

		$651,282

See accompanying notes to schedules of portfolio investments.

UltraPro Financials

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 33.4%
	Capital Markets — 3.5%

50	Affiliated Managers Group, Inc.*	$5,881
214	Ameriprise Financial, Inc.	11,751
1,179	Bank of New York Mellon Corp. (The)	26,575
99	BlackRock, Inc.	17,460
1,007	Charles Schwab Corp. (The)	13,584
254	E*TRADE Financial Corp.*	2,177
113	Eaton Vance Corp.	3,061
102	Federated Investors, Inc., Class B	2,164
143	Franklin Resources, Inc.	16,788
408	Goldman Sachs Group, Inc. (The)	43,134
29	Greenhill & Co., Inc.	1,266
441	Invesco Ltd.	10,443
182	Janus Capital Group, Inc.	1,587
145	Jefferies Group, Inc.	2,130
97	Knight Capital Group, Inc., Class A*	268
127	Legg Mason, Inc.	3,122
1,335	Morgan Stanley	20,025
213	Northern Trust Corp.	9,892
109	Raymond James Financial, Inc.	3,837
140	SEI Investments Co.	3,045
481	State Street Corp.	20,009
53	Stifel Financial Corp.*	1,732
247	T. Rowe Price Group, Inc.	15,176
216	TD Ameritrade Holding Corp.	3,696
84	Waddell & Reed Financial, Inc., Class A	2,486
		241,289
	Commercial Banks — 6.3%

169	Associated Banc-Corp	2,190
76	BancorpSouth, Inc.	1,120
45	Bank of Hawaii Corp.	2,080
677	BB&T Corp.	21,353
27	BOK Financial Corp.	1,554
269	CapitalSource, Inc.	1,864
77	Cathay General Bancorp	1,261
196	CIT Group, Inc.*	7,401
48	City National Corp./CA	2,465
192	Comerica, Inc.	5,896
87	Commerce Bancshares, Inc./MO	3,500
57	Cullen/Frost Bankers, Inc.	3,169
141	East West Bancorp, Inc.	3,094
897	Fifth Third Bancorp	13,581
31	First Financial Bankshares, Inc.	1,078
247	First Horizon National Corp.	2,213
72	First Midwest Bancorp, Inc./IL	850
344	First Niagara Financial Group, Inc.	2,714
76	First Republic Bank/CA	2,484
107	FirstMerit Corp.	1,679
136	FNB Corp./PA	1,489
195	Fulton Financial Corp.	1,897
70	Glacier Bancorp, Inc.	1,079
76	Hancock Holding Co.	2,253
843	Huntington Bancshares, Inc./OH	5,564
29	Iberiabank Corp.	1,360
56	International Bancshares Corp.	1,023
930	KeyCorp	7,840
123	M&T Bank Corp.	10,689
53	MB Financial, Inc.	1,082
125	National Penn Bancshares, Inc.	1,113
93	Old National Bancorp/IN	1,228
31	PacWest Bancorp	722
13	Park National Corp.	876
515	PNC Financial Services Group, Inc.	32,012
100	Popular, Inc.*	1,584
61	PrivateBancorp, Inc.	994
46	Prosperity Bancshares, Inc.	1,937
1,378	Regions Financial Corp.	9,591
45	Signature Bank/NY*	2,908
524	SunTrust Banks, Inc.	13,189
181	Susquehanna Bancshares, Inc.	1,902
43	SVB Financial Group*	2,494
714	Synovus Financial Corp.	1,485
148	TCF Financial Corp.	1,646
56	Trustmark Corp.	1,327
1,871	U.S. Bancorp	62,510
34	UMB Financial Corp.	1,667
110	Umpqua Holdings Corp.	1,390
49	United Bankshares, Inc./WV	1,192
192	Valley National Bancorp	1,862
72	Webster Financial Corp.	1,532
4,876	Wells Fargo & Co.	165,930
27	Westamerica Bancorp.	1,257
36	Wintrust Financial Corp.	1,347
179	Zions Bancorp.	3,446
		432,963
	Consumer Finance — 1.8%

1,007	American Express Co.	58,708
568	Capital One Financial Corp.	32,109
29	Cash America International, Inc.	1,126
519	Discover Financial Services	20,101
43	EZCORP, Inc., Class A*	974
477	SLM Corp.	7,513
		120,531
	Diversified Financial Services — 5.2%

10,501	Bank of America Corp.	83,903
88	CBOE Holdings, Inc.	2,503
2,866	Citigroup, Inc.	85,149
310	CME Group, Inc.	17,019
71	IntercontinentalExchange, Inc.*	9,706
3,718	JPMorgan Chase & Co.	138,086
189	Moody’s Corp.	7,484
119	MSCI, Inc.*	4,175
131	NASDAQ OMX Group, Inc. (The)	2,996
249	NYSE Euronext	6,237
		357,258
	Insurance — 7.0%

331	ACE Ltd.	24,405
461	Aflac, Inc.	21,289
17	Alleghany Corp.*	5,732
36	Allied World Assurance Co. Holdings AG	2,827
452	Allstate Corp. (The)	16,851
84	American Financial Group, Inc./OH	3,155
702	American International Group, Inc.*	24,100
14	American National Insurance Co.	990
316	Aon plc	16,419
133	Arch Capital Group Ltd.*	5,308
30	Argo Group International Holdings Ltd.	887
116	Arthur J. Gallagher & Co.	4,143
69	Aspen Insurance Holdings Ltd.	2,006
84	Assurant, Inc.	2,961
163	Assured Guaranty Ltd.	2,152
127	Axis Capital Holdings Ltd.	4,327
955	Berkshire Hathaway, Inc., Class B*	80,545
114	Brown & Brown, Inc.	2,991
265	Chubb Corp. (The)	19,581

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
149	Cincinnati Financial Corp.	$5,760
214	CNO Financial Group, Inc.	1,905
42	Endurance Specialty Holdings Ltd.	1,588
27	Erie Indemnity Co., Class A	1,722
43	Everest Re Group Ltd.	4,457
218	Fidelity National Financial, Inc., Class A	4,107
103	First American Financial Corp.	1,985
478	Genworth Financial, Inc., Class A*	2,529
44	Hanover Insurance Group, Inc. (The)	1,570
435	Hartford Financial Services Group, Inc.	7,799
99	HCC Insurance Holdings, Inc.	3,275
39	Horace Mann Educators Corp.	685
43	Kemper Corp.	1,316
279	Lincoln National Corp.	6,478
338	Loews Corp.	13,740
9	Markel Corp.*	3,914
530	Marsh & McLennan Cos., Inc.	18,110
150	MBIA, Inc.*	1,632
26	Mercury General Corp.	995
805	MetLife, Inc.	27,475
57	Montpelier Re Holdings Ltd.	1,229
238	Old Republic International Corp.	2,054
63	PartnerRe Ltd.	4,624
34	Platinum Underwriters Holdings Ltd.	1,351
276	Principal Financial Group, Inc.	7,573
29	ProAssurance Corp.	2,588
559	Progressive Corp. (The)	10,917
79	Protective Life Corp.	2,232
473	Prudential Financial, Inc.	25,783
72	Reinsurance Group of America, Inc.	4,229
51	RenaissanceRe Holdings Ltd.	3,940
17	RLI Corp.	1,077
53	Selective Insurance Group, Inc.	950
44	StanCorp Financial Group, Inc.	1,374
96	Torchmark Corp.	4,913
35	Tower Group, Inc.	652
385	Travelers Cos., Inc. (The)	24,925
280	Unum Group	5,463
85	Validus Holdings Ltd.	2,848
110	W. R. Berkley Corp.	4,112
6	White Mountains Insurance Group Ltd.	3,122
168	Willis Group Holdings plc	6,270
305	XL Group plc	7,052
		480,989
	IT Services — 1.8%

104	Mastercard, Inc., Class A	43,981
512	Visa, Inc., Class A	65,664
606	Western Union Co. (The)	10,672
		120,317
	Professional Services — 0.1%

118	Equifax, Inc.	5,402

	Real Estate Investment Trusts — 7.1%

61	Alexandria Real Estate Equities, Inc.	4,508
88	American Campus Communities, Inc.	4,103
325	American Capital Agency Corp.	11,323
385	American Tower Corp.	27,104
948	Annaly Capital Management, Inc.	16,410
118	Apartment Investment & Management Co., Class A	3,125
93	AvalonBay Communities, Inc.	13,161
150	BioMed Realty Trust, Inc.	2,779
146	Boston Properties, Inc.	16,371
140	Brandywine Realty Trust	1,708
76	BRE Properties, Inc.	3,794
79	Camden Property Trust	5,485
145	CBL & Associates Properties, Inc.	3,099
1,005	Chimera Investment Corp.	2,553
85	Colonial Properties Trust	1,863
82	CommonWealth REIT	1,227
70	Corporate Office Properties Trust	1,565
240	DCT Industrial Trust, Inc.	1,517
226	DDR Corp.	3,440
184	DiamondRock Hospitality Co.	1,770
119	Digital Realty Trust, Inc.	8,867
137	Douglas Emmett, Inc.	3,287
261	Duke Realty Corp.	3,784
62	DuPont Fabros Technology, Inc.	1,709
28	EastGroup Properties, Inc.	1,501
45	Entertainment Properties Trust	2,052
40	Equity Lifestyle Properties, Inc.	2,750
294	Equity Residential	17,758
34	Essex Property Trust, Inc.	5,167
102	Extra Space Storage, Inc.	3,479
62	Federal Realty Investment Trust	6,690
73	Franklin Street Properties Corp.	812
376	General Growth Properties, Inc.	7,738
96	Hatteras Financial Corp.	2,783
410	HCP, Inc.	18,803
209	Health Care REIT, Inc.	12,214
76	Healthcare Realty Trust, Inc.	1,844
72	Highwoods Properties, Inc.	2,348
47	Home Properties, Inc.	3,001
121	Hospitality Properties Trust	2,912
703	Host Hotels & Resorts, Inc.	10,756
113	Invesco Mortgage Capital, Inc.	2,315
67	Kilroy Realty Corp.	3,163
398	Kimco Realty Corp.	8,087
83	LaSalle Hotel Properties	2,262
133	Lexington Realty Trust	1,248
114	Liberty Property Trust	4,204
129	Macerich Co. (The)	7,684
85	Mack-Cali Realty Corp.	2,269
348	MFA Financial, Inc.	2,850
40	Mid-America Apartment Communities, Inc.	2,720
94	National Retail Properties, Inc.	2,920
104	Omega Healthcare Investors, Inc.	2,498
169	Piedmont Office Realty Trust, Inc., Class A	2,868
159	Plum Creek Timber Co., Inc.	6,508
52	Post Properties, Inc.	2,655
39	Potlatch Corp.	1,406
449	Prologis, Inc.	15,342
138	Public Storage	20,087
119	Rayonier, Inc.	5,830
130	Realty Income Corp.	5,477
69	Redwood Trust, Inc.	989
88	Regency Centers Corp.	4,312
159	Senior Housing Properties Trust	3,517
287	Simon Property Group, Inc.	45,547
88	SL Green Realty Corp.	7,093
114	Starwood Property Trust, Inc.	2,685
117	Sunstone Hotel Investors, Inc.*	1,220
90	Tanger Factory Outlet Centers	3,019
57	Taubman Centers, Inc.	4,561
258	Two Harbors Investment Corp.	2,990
224	UDR, Inc.	5,656

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
282	Ventas, Inc.	$18,468
180	Vornado Realty Trust	14,611
64	Washington Real Estate Investment Trust	1,719
118	Weingarten Realty Investors	3,296
522	Weyerhaeuser Co.	13,003
		482,239
	Real Estate Management & Development — 0.3%

41	Alexander & Baldwin, Inc.*	1,214
253	Brookfield Office Properties, Inc.	4,235
293	CBRE Group, Inc., Class A*	5,072
131	Forest City Enterprises, Inc., Class A*	1,976
25	Howard Hughes Corp. (The)*	1,645
42	Jones Lang LaSalle, Inc.	3,030
90	St. Joe Co. (The)*	1,725
		18,897
	Thrifts & Mortgage Finance — 0.3%

88	Astoria Financial Corp.	886
160	Capitol Federal Financial, Inc.	1,899
477	Hudson City Bancorp, Inc.	3,430
426	New York Community Bancorp, Inc.	5,649
113	Ocwen Financial Corp.*	2,907
348	People’s United Financial, Inc.	4,166
55	Provident Financial Services, Inc.	849
91	TFS Financial Corp.*	804
105	Washington Federal, Inc.	1,691
		22,281
	Total Common Stocks (Cost $2,189,806)	2,282,166

Principal Amount
	U.S. Government & Agency Security (a) — 9.6%
	Federal Home Loan Bank
$653,398	0.00%, due 09/04/12	653,398
	Total U.S. Government & Agency Security (Cost $653,398)	653,398

	Repurchase Agreements (a)(b) — 51.1%
3,490,179	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $3,490,246	3,490,179
	Total Repurchase Agreements (Cost $3,490,179)	3,490,179

	Total Investment Securities (Cost $6,333,383) — 94.1%	6,425,743
	Other assets less liabilities — 5.9%	400,919
	Net Assets — 100.0%	$6,826,662

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $2,166,912.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,072
Aggregate gross unrealized depreciation	(10,318)
Net unrealized appreciation	$92,754
Federal income tax cost of investments	$6,332,989

Swap Agreements

UltraPro Financials had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	$15,864,771	$376,620

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	2,337,382	29,420

		$406,040

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 23.5%
	Federal Home Loan Bank
$1,976,134	0.00%, due 09/04/12	$1,976,134
	U.S. Treasury Bill
300,000	0.00%, due 09/27/12	299,976
	Total U.S. Government & Agency Securities (Cost $2,276,110)	2,276,110

	Repurchase Agreements (a)(b) — 60.0%
5,806,470	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $5,806,585	5,806,470
	Total Repurchase Agreements (Cost $5,806,470)	5,806,470

	Total Investment Securities (Cost $8,082,580) † — 83.5%	8,082,580
	Other assets less liabilities — 16.5%	1,598,861
	Net Assets — 100.0%	$9,681,441

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $2,104,373.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI EAFE had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$4,108,405	$578,053

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	7,819,505	2,437

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index®	2,137,811	208,474

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI EAFE Index®	710,136	102,748

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI EAFE Index®	1,053,880	42,434

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	1,193,151	(946)

Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	2,364,934	121,346

		$1,054,546

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 28.7%
	Federal Home Loan Bank
$5,526,726	0.00%, due 09/04/12	$5,526,726
	U.S. Treasury Bill
1,200,000	0.00%, due 09/27/12	1,199,902
	Total U.S. Government & Agency Securities (Cost $6,726,628)	6,726,628

	Repurchase Agreements (a)(b) — 77.2%
18,124,379	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $18,124,734	18,124,379
	Total Repurchase Agreements (Cost $18,124,379)	18,124,379

	Total Investment Securities (Cost $24,851,007) † — 105.9%	24,851,007
	Liabilities in excess of other assets — (5.9%)	(1,381,630)
	Net Assets — 100.0%	$23,469,377

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $8,131,551.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Emerging Markets had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the MSCI Emerging Markets Index®	$4,456,810	$17,545

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	996,605	6,466

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	9,292,944	(900,455)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	3,617,691	(155,263)

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Emerging Markets Index®	6,088,802	(54,360)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Emerging Markets Index®	2,398,548	510,184

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	17,862,111	(1,050,646)

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	2,278,798	105,751

		$(1,520,778)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Europe

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 28.7%
	Federal Home Loan Bank
$669,255	0.00%, due 09/04/12	$669,255
	U.S. Treasury Bill
500,000	0.00%, due 09/27/12	499,959
	Total U.S. Government & Agency Securities (Cost $1,169,214)	1,169,214

	Repurchase Agreements (a)(b) — 52.7%
2,147,550	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $2,147,591	2,147,550
	Total Repurchase Agreements (Cost $2,147,550)	2,147,550

	Total Investment Securities (Cost $3,316,764) † — 81.4%	3,316,764
	Other assets less liabilities — 18.6%	756,029
	Net Assets — 100.0%	$4,072,793

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $1,292,144.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Europe had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index®	$684,005	$88,695

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	2,229,922	72,933

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Europe Index®	1,588,956	169,477

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Europe Index®	638,005	51,212

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Europe Index®	211,553	17,815

Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	1,703,707	160,360

Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	1,095,669	169,465

		$729,957

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Pacific ex-Japan

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 8.3%
	Federal Home Loan Bank
$128,294	0.00%, due 09/04/12	$128,294
	Total U.S. Government & Agency Security (Cost $128,294)	128,294

	Repurchase Agreements (a)(b) — 70.4%
1,094,286	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,094,306	1,094,286
	Total Repurchase Agreements (Cost $1,094,286)	1,094,286

	Total Investment Securities (Cost $1,222,580) † — 78.7%	1,222,580
	Other assets less liabilities — 21.3%	330,720
	Net Assets — 100.0%	$1,553,300

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $834,465.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Pacific ex-Japan Index®	$151,368	$912

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®	1,011,737	99,223

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Pacific ex-Japan Index®	661,115	140,552

Equity Index Swap Agreement with Societe Generale, based on the MSCI Pacific ex-Japan Index®	656,252	59,095

Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	621,976	28,582

		$328,364

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Brazil

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 18.6%
	Federal Home Loan Bank
$1,737,613	0.00%, due 09/04/12	$1,737,613
	Total U.S. Government & Agency Security (Cost $1,737,613)	1,737,613
	Repurchase Agreements (a)(b) — 84.1%
7,839,325	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $7,839,479	7,839,325
	Total Repurchase Agreements (Cost $7,839,325)	7,839,325

	Total Investment Securities (Cost $9,576,938) † — 102.7%	9,576,938
	Liabilities in excess of other assets — (2.7%)	(247,796)
	Net Assets — 100.0%	$9,329,142

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $4,320,299.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Brazil had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$7,831,502	$(2,284,429)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	2,199,777	329,980

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Brazil Index®	3,369,341	(970,741)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Brazil Index®	2,633,129	35,999

Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®	472,584	(171,233)

Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®	2,129,783	(842,601)

		$(3,903,025)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE China 25

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.4%
	Federal Home Loan Bank
$4,812,743	0.00%, due 09/04/12	$4,812,743
	U.S. Treasury Bill
5,800,000	0.00%, due 09/27/12	5,799,560
	Total U.S. Government & Agency Securities (Cost $10,612,303)	10,612,303

	Repurchase Agreements (a)(b) — 88.7%
22,244,857	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $22,245,294	22,244,857
	Total Repurchase Agreements (Cost $22,244,857)	22,244,857

	Total Investment Securities (Cost $32,857,160) † — 131.1%	32,857,160
	Liabilities in excess of other assets — (31.1%)	(7,785,148)
	Net Assets — 100.0%	$25,072,012

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $14,297,959.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra FTSE China 25 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE China 25 Index®	$1,368,780	$(149,730)

Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	5,956,558	(2,042,135)

Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	6,329,517	(272,790)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the FTSE China 25 Index®	3,376,697	196,650

Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	26,966,352	(5,317,872)

Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	6,172,887	(508,479)

		$(8,094,356)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 22.2%
	Federal Home Loan Bank
$3,445,729	0.00%, due 09/04/12	$3,445,729
	Total U.S. Government & Agency Security (Cost $3,445,729)	3,445,729

	Repurchase Agreements (a)(b) — 56.2%
8,705,502	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $8,705,671	8,705,502
	Total Repurchase Agreements (Cost $8,705,502)	8,705,502

	Total Investment Securities (Cost $12,151,231) † — 78.4%	12,151,231
	Other assets less liabilities — 21.6%	3,347,734
	Net Assets — 100.0%	$15,498,965

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $1,727,188.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Japan had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$19,351,939	$(192,095)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	1,349,213	(414,090)

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Japan Index®	428,202	(9,567)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Japan Index®	1,916,947	(103,479)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	6,636,695	476,081

Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	1,284,178	5,011

		$(238,139)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Mexico Investable Market

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 11.3%
	Federal Home Loan Bank
$211,001	0.00%, due 09/04/12	$211,001
	Total U.S. Government & Agency Security (Cost $211,001)	211,001

	Repurchase Agreements (a)(b) — 52.2%
978,369	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $978,387	978,369
	Total Repurchase Agreements (Cost $978,369)	978,369

	Total Investment Securities (Cost $1,189,370) † — 63.5%	1,189,370
	Other assets less liabilities — 36.5%	682,270
	Net Assets — 100.0%	$1,871,640

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $551,047.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Mexico Investable Market had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$446,485	$102,580

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	511,232	100,455

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Mexico Investable Market Index®	98,813	(1,232)

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Mexico Investable Market Index®	1,120,213	254,552

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Mexico Investable Market Index®	500,245	18,407

Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®	487,991	96,802

Equity Index Swap Agreement with UBS AG, based on the MSCI Mexico Investable Market Index®	565,519	28,482

		$600,046

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 80.1%

	U.S. Treasury Bonds
$1,926,300	8.50%, due 02/15/20	$2,959,730
1,542,900	8.75%, due 05/15/20	2,418,857
3,466,700	8.75%, due 08/15/20	5,479,823
2,047,600	7.88%, due 02/15/21	3,142,426
2,045,700	8.13%, due 05/15/21	3,202,320
1,931,700	8.13%, due 08/15/21	3,045,295
6,225,600	8.00%, due 11/15/21	9,813,588
4,806,000	7.25%, due 08/15/22	7,382,467
		37,444,506
	U.S. Treasury Notes
26,266,300	3.38%, due 11/15/19	30,565,355
37,985,700	3.63%, due 02/15/20	44,938,864
30,793,700	3.50%, due 05/15/20	36,197,032
30,433,800	2.63%, due 08/15/20	33,760,119
41,619,700	2.63%, due 11/15/20	46,132,836
33,425,200	3.63%, due 02/15/21	39,742,041
25,241,200	3.13%, due 05/15/21	28,997,800
32,313,500	2.13%, due 08/15/21	34,340,667
34,228,100	2.00%, due 11/15/21	35,899,394
40,602,500	2.00%, due 02/15/22	42,470,849
43,137,600	1.75%, due 05/15/22	44,017,203
16,238,600	1.63%, due 08/15/22	16,333,748
		433,395,908
	Total Long-Term U.S. Treasury Obligations (Cost $471,447,098)	470,840,414

	U.S. Government & Agency Securities (a) — 5.6%
	Federal Home Loan Bank
32,555,408	0.00%, due 09/04/12	32,555,408
	U.S. Treasury Bill
200,000	0.00%, due 09/27/12	199,921
	Total U.S. Government & Agency Securities (Cost $32,755,329)	32,755,329

	Repurchase Agreements (a)(b) — 13.9%
81,937,171	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $81,938,777	81,937,171
	Total Repurchase Agreements (Cost $81,937,171)	81,937,171

	Total Investment Securities (Cost $586,139,598) — 99.6%	585,532,914
	Other assets less liabilities — 0.4%	2,577,782
	Net Assets — 100.0%	$588,110,696

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $16,205,717.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,132
Aggregate gross unrealized depreciation	(762,012)
Net unrealized depreciation	$(725,880)
Federal income tax cost of investments	$586,258,794

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	315	12/19/12	$42,121,406	$299,269

Cash collateral in the amount of $467,773 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$36,022,730	$1,200,099

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	193,000,960	1,101,590

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	422,080,824	(750,714)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	3,753,912	177,437

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	13,006,056	1,111,835

		$2,840,247

See accompanying notes to schedules of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 9.3%

	U.S. Treasury Bonds
$28,800	4.50%, due 02/15/36	$39,312
12,600	4.75%, due 02/15/37	17,857
12,900	5.00%, due 05/15/37	18,919
21,900	4.38%, due 02/15/38	29,560
27,500	4.50%, due 05/15/38	37,836
36,200	3.50%, due 02/15/39	42,688
38,600	4.25%, due 05/15/39	51,332
31,200	4.50%, due 08/15/39	43,097
53,200	4.38%, due 11/15/39	72,165
44,300	4.63%, due 02/15/40	62,401
50,700	4.38%, due 05/15/40	68,853
45,900	3.88%, due 08/15/40	57,615
53,400	4.25%, due 11/15/40	71,201
40,400	4.75%, due 02/15/41	58,122
46,800	4.38%, due 05/15/41	63,674
57,400	3.75%, due 08/15/41	70,544
67,200	3.13%, due 11/15/41	73,668
68,500	3.13%, due 02/15/42	75,029
68,800	3.00%, due 05/15/42	73,508
26,400	2.75%, due 08/15/42	26,759
		1,054,140
	Total Long-Term U.S. Treasury Obligations (Cost $1,077,342)	1,054,140

	U.S. Government & Agency Security (a) — 1.4%
	Federal Home Loan Bank
162,232	0.00%, due 09/04/12	162,232
	Total U.S. Government & Agency Security (Cost $162,232)	162,232

	Repurchase Agreements (a)(b) — 10.8%
1,218,930	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,218,954	1,218,930
	Total Repurchase Agreements (Cost $1,218,930)	1,218,930

	Total Investment Securities (Cost $2,458,504) — 21.5%	2,435,302
	Other assets less liabilities — 78.5%	8,905,891
	Net Assets — 100.0%	$11,341,193

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $890,376.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(23,696)
Net unrealized depreciation	$(23,696)
Federal income tax cost of investments	$2,458,998

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	6	12/19/12	$908,438	$9,055

Cash collateral in the amount of $22,680 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$631,992	$1,194,725

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	470,854	2,994,220

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	9,551,016	2,289,277

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	475,511	(24,956)

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	9,839,948	2,512,283

		$8,965,549

See accompanying notes to schedules of portfolio investments.

Ultra High Yield

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 22.6%
	Federal Home Loan Bank
$1,062,587	0.00%, due 09/04/12	$1,062,587
	Total U.S. Government & Agency Security (Cost $1,062,587)	1,062,587

	Repurchase Agreements (a)(b) — 57.6%
2,713,608	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $2,713,661	2,713,608
	Total Repurchase Agreements (Cost $2,713,608)	2,713,608

	Total Investment Securities (Cost $3,776,195)† — 80.2%	3,776,195
	Other assets less liabilities — 19.8%	933,415
	Net Assets — 100.0%	$4,709,610

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $561,652.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra High Yield had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid High Yield Index	$3,889,948	$224,223

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid High Yield Index	3,481,066	285,931

Bond Index Swap Agreement with Deutsche Bank AG, based on the Markit iBoxx® $ Liquid High Yield Index	2,004,108	4,137

		$514,291

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra Investment Grade Corporate

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 34.5%
	Federal Home Loan Bank
$1,069,593	0.00%, due 09/04/12	$1,069,593
	U.S. Treasury Bills
100,000	0.00%, due 09/27/12	99,992
694,000	0.00%, due 11/23/12	693,835
	Total U.S. Government & Agency Securities (Cost $1,863,420)	1,863,420

	Repurchase Agreements (a)(b) — 42.2%
2,281,196	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $2,281,240	2,281,196
	Total Repurchase Agreements (Cost $2,281,196)	2,281,196

	Total Investment Securities (Cost $4,144,616)† — 76.7%	4,144,616
	Other assets less liabilities — 23.3%	1,262,391
	Net Assets — 100.0%	$5,407,007

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $908,915.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra Investment Grade Corporate had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid Investment Grade Index	$1,244,108	$79,338

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid Investment Grade Index	3,029,051	554,786

Bond Index Swap Agreement with Deutsche Bank AG, based on the Markit iBoxx® $ Liquid Investment Grade Index	1,079,021	80,608

Bond Index Swap Agreement with Goldman Sachs International, based on the Markit iBoxx® $ Liquid Investment Grade Index	5,459,011	235,732

		$950,464

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.1%
	Federal Home Loan Bank
$51,969,996	0.00%, due 09/04/12	$51,969,996
	U.S. Treasury Bills
20,000,000	0.00%, due 09/27/12	19,998,375
24,000,000	0.00%, due 11/23/12	23,995,117
	Total U.S. Government & Agency Securities (Cost $95,963,488)	95,963,488

	Repurchase Agreements (a)(b) — 60.2%
137,340,574	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $137,343,265	137,340,574
	Total Repurchase Agreements (Cost $137,340,574)	137,340,574

	Total Investment Securities (Cost $233,304,062) † — 102.3%	233,304,062
	Liabilities in excess of other assets — (2.3%)	(5,305,885)
	Net Assets — 100.0%	$227,998,177

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $34,420,140.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	839	09/21/12	$46,518,355	$(2,416,541)

Cash collateral in the amount of $2,217,120 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

Short QQQ® had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(15,474,241)	$(465,841)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(13,429,886)	(966,447)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(20,221,844)	(607,133)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(12,288,355)	(599,190)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(14,221,974)	(481,878)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(4,690,085)	(140,991)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(24,243,599)	(3,836,307)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(76,910,131)	(5,604,072)

		$(12,701,859)

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 41.7%
	Federal Home Loan Bank
$63,814,309	0.00%, due 09/04/12	$63,814,309
	U.S. Treasury Bill
47,800,000	0.00%, due 09/27/12	47,796,868
	Total U.S. Government & Agency Securities (Cost $111,611,177)	111,611,177

	Repurchase Agreements (a)(b) — 56.7%
151,792,730	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $151,795,702	151,792,730
	Total Repurchase Agreements (Cost $151,792,730)	151,792,730

	Total Investment Securities (Cost $263,403,907) † — 98.4%	263,403,907
	Other assets less liabilities — 1.6%	4,379,928
	Net Assets — 100.0%	$267,783,835

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $25,560,378.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	599	09/21/12	$39,195,565	$(437,173)

Cash collateral in the amount of $1,915,560 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

Short Dow30SM had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(18,203,012)	$(93,658)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(63,917,110)	(2,225,393)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(15,476,405)	(25,984)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(35,559,280)	(77,468)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(19,282,826)	(33,226)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(40,818,565)	(2,988,225)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(35,308,148)	(3,264,959)

		$(8,708,913)

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.4%
	Federal Home Loan Bank
$484,133,754	0.00%, due 09/04/12	$484,133,754
	U.S. Treasury Bills
264,800,000	0.00%, due 09/27/12	264,781,386
102,000,000	0.00%, due 11/23/12	101,980,011
	Total U.S. Government & Agency Securities (Cost $850,895,151)	850,895,151

	Repurchase Agreements (a)(b) — 54.3%
1,089,377,428	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,089,398,751	1,089,377,428
	Total Repurchase Agreements (Cost $1,089,377,428)	1,089,377,428

	Total Investment Securities (Cost $1,940,272,579) † — 96.7%	1,940,272,579
	Other assets less liabilities — 3.3%	66,472,475
	Net Assets — 100.0%	$2,006,745,054

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $128,095,108.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	3,264	09/21/12	$229,296,000	$(3,690,213)

Cash collateral in the amount of $14,389,775 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

Short S&P500® had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(716,016,300)	$(60,488,361)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(70,285,726)	(789,264)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(95,237,003)	(942,410)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(124,641,551)	(1,165,603)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(77,897,611)	(9,823,990)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(101,282,591)	(3,235,511)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(504,955,024)	(27,797,465)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(87,183,512)	(971,239)

		$(105,213,843)

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 43.2%
	Federal Home Loan Bank
$6,364,958	0.00%, due 09/04/12	$6,364,958
	U.S. Treasury Bill
5,000,000	0.00%, due 09/27/12	4,999,668
	Total U.S. Government & Agency Securities (Cost $11,364,626)	11,364,626

	Repurchase Agreements (a)(b) — 55.2%
14,540,324	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $14,540,609	14,540,324
	Total Repurchase Agreements (Cost $14,540,324)	14,540,324

	Total Investment Securities (Cost $25,904,950) † — 98.4%	25,904,950
	Other assets less liabilities — 1.6%	410,519
	Net Assets — 100.0%	$26,315,469

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $1,649,965.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	27	09/21/12	$2,620,620	$(55,358)

Cash collateral in the amount of $152,677 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

Short MidCap400 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$(4,874,989)	$(445,403)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	(2,433,514)	(58,803)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(636,374)	(7,727)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	(6,783,001)	(168,489)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	(1,248,630)	(52,928)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(7,711,427)	(189,646)

		$(922,996)

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 27.5%
	Federal Home Loan Bank
$5,040,713	0.00%, due 09/04/12	$5,040,713
	Total U.S. Government & Agency Security (Cost $5,040,713)	5,040,713

	Repurchase Agreements (a)(b) — 63.2%
11,593,542	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $11,593,770	11,593,542
	Total Repurchase Agreements (Cost $11,593,542)	11,593,542

	Total Investment Securities (Cost $16,634,255) † — 90.7%	16,634,255
	Other assets less liabilities — 9.3%	1,712,553
	Net Assets — 100.0%	$18,346,808

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $1,385,053.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$(11,731,843)	$(578,925)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	(153,169)	(10,894)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	(343,848)	(19,735)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	(5,231,286)	(261,924)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600™ Index	(141,890)	(8,142)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	(749,564)	(2,327)

		$(881,947)

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 42.5%
	Federal Home Loan Bank
$120,765,227	0.00%, due 09/04/12	$120,765,227
	U.S. Treasury Bills
88,900,000	0.00%, due 09/27/12	88,893,946
2,000,000	0.00%, due 11/23/12	1,999,525
	Total U.S. Government & Agency Securities (Cost $211,658,698)	211,658,698

	Repurchase Agreements (a)(b) — 55.0%
274,464,305	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $274,469,677	274,464,305
	Total Repurchase Agreements (Cost $274,464,305)	274,464,305

	Total Investment Securities (Cost $486,123,003) † — 97.5%	486,123,003
	Other assets less liabilities — 2.5%	12,688,238
	Net Assets — 100.0%	$498,811,241

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $42,391,777.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	1,115	09/21/12	$90,404,200	$(881,672)

Cash collateral in the amount of $7,468,800 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

Short Russell2000 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(74,873,609)	$(1,763,002)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(73,452,135)	599,999

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(10,240,591)	(241,077)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(64,480,193)	(1,553,163)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(75,105,312)	(1,710,900)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(86,735,809)	(1,784,785)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(23,532,136)	(469,966)

		$(6,922,894)

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.0%
	Federal Home Loan Bank
$82,084,226	0.00%, due 09/04/12	$82,084,226
	U.S. Treasury Bill
66,000,000	0.00%, due 09/27/12	65,995,230
	Total U.S. Government & Agency Securities (Cost $148,079,456)	148,079,456

	Repurchase Agreements (a)(b) — 70.6%
326,234,824	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $326,241,230	326,234,824
	Total Repurchase Agreements (Cost $326,234,824)	326,234,824

	Total Investment Securities (Cost $474,314,280) † — 102.6%	474,314,280
	Liabilities in excess of other assets — (2.6%)	(11,959,540)
	Net Assets — 100.0%	$462,354,740

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $162,009,163.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	1,316	09/21/12	$72,965,620	$(1,039,933)

Cash collateral in the amount of $3,613,360 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(6,281,742)	$(158,135)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(215,835,997)	(15,532,086)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(2,502,531)	(173,395)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(9,816,349)	(283,510)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(5,428,203)	(290,622)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(309,571)	(9,306)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(107,389,476)	(16,993,312)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(504,204,935)	(22,488,004)

		$(55,928,370)

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 30.8%
	Federal Home Loan Bank
$52,807,322	0.00%, due 09/04/12	$52,807,322
	U.S. Treasury Bill
37,500,000	0.00%, due 09/27/12	37,497,508
	Total U.S. Government & Agency Securities (Cost $90,304,830)	90,304,830

	Repurchase Agreements (a)(b) — 77.8%
228,544,419	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $228,548,909	228,544,419
	Total Repurchase Agreements (Cost $228,544,419)	228,544,419

	Total Investment Securities (Cost $318,849,249) † — 108.6%	318,849,249
	Liabilities in excess of other assets — (8.6%)	(25,126,332)
	Net Assets — 100.0%	$293,722,917

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $125,146,465.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	936	09/21/12	$61,247,160	$(88,849)

Cash collateral in the amount of $3,445,560 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(22,337,048)	$(105,855)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(61,159,041)	(2,129,365)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(5,346,302)	(8,976)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(24,283,481)	(71,048)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(22,259,092)	(88,378)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(42,906,174)	(3,141,054)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(347,931,216)	(32,286,423)

		$(37,831,099)

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.5%
	Federal Home Loan Bank
$446,847,684	0.00%, due 09/04/12	$446,847,684
	U.S. Treasury Bills
72,000,000	0.00%, due 09/27/12	71,994,882
250,000,000	0.00%, due 11/23/12	249,946,396
	Total U.S. Government & Agency Securities (Cost $768,788,962)	768,788,962

	Repurchase Agreements (a)(b) — 53.1%
1,089,235,427	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,089,256,759	1,089,235,427
	Total Repurchase Agreements (Cost $1,089,235,427)	1,089,235,427

	Total Investment Securities (Cost $1,858,024,389) † — 90.6%	1,858,024,389
	Other assets less liabilities — 9.4%	193,614,536
	Net Assets — 100.0%	$2,051,638,925

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $227,497,349.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	4,915	09/21/12	$345,278,750	$(2,218,288)

Cash collateral in the amount of $22,306,378 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(2,136,455,968)	$(277,583,955)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(88,461,943)	(964,848)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(174,874,219)	(2,386,869)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(284,345,220)	(2,024,303)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(249,838,275)	(31,508,137)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(104,348,356)	(4,346,673)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(645,961,573)	(36,497,425)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(73,781,442)	(877,639)

		$(356,189,849)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell3000

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 23.5%
	Federal Home Loan Bank
$346,506	0.00%, due 09/04/12	$346,506
	Total U.S. Government & Agency Security (Cost $346,506)	346,506

	Repurchase Agreements (a)(b) —86.6%
1,277,167	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,277,194	1,277,167
	Total Repurchase Agreements (Cost $1,277,167)	1,277,167

	Total Investment Securities (Cost $1,623,673) † — 110.1%	1,623,673
	Liabilities in excess of other assets — (10.1%)	(149,415)
	Net Assets — 100.0%	$1,474,258

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $575,422.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$(272,454)	$(9,926)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	(350,081)	(901)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	(865,642)	(54,398)

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	(1,460,269)	(170,273)

		$(235,498)

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.5%
	Federal Home Loan Bank
$8,223,267	0.00%, due 09/04/12	$8,223,267
	U.S. Treasury Bill
5,000,000	0.00%, due 09/27/12	4,999,668
	Total U.S. Government & Agency Securities (Cost $13,222,935)	13,222,935

	Repurchase Agreements (a)(b) — 60.3%
21,240,038	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $21,240,454	21,240,038
	Total Repurchase Agreements (Cost $21,240,038)	21,240,038

	Total Investment Securities (Cost $34,462,973) † — 97.8%	34,462,973
	Other assets less liabilities — 2.2%	762,659
	Net Assets — 100.0%	$35,225,632

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $4,586,219.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	37	09/21/12	$3,591,220	$(15,452)

Cash collateral in the amount of $248,650 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$(3,903,597)	$(94,072)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	(7,378,472)	(178,291)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(7,248,709)	(182,475)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	(8,175,987)	(203,091)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	(8,684,339)	(283,006)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(31,485,706)	(320,163)

		$(1,261,098)

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 25.4%
	Federal Home Loan Bank
$4,564,628	0.00%, due 09/04/12	$4,564,628
	Total U.S. Government & Agency Security (Cost $4,564,628)	4,564,628

	Repurchase Agreements (a)(b) — 66.4%
11,931,436	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $11,931,670	11,931,436
	Total Repurchase Agreements (Cost $11,931,436)	11,931,436

	Total Investment Securities (Cost $16,496,064) † — 91.8%	16,496,064
	Other assets less liabilities — 8.2%	1,464,665
	Net Assets — 100.0%	$17,960,729

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $2,687,119.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$(9,377,761)	$(219,260)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	(4,109,030)	(120,486)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	(9,792,841)	(269,792)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	(4,583,364)	(229,483)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600™ Index	(4,175,703)	(126,078)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	(3,881,781)	(12,053)

		$(977,152)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 36.4%
	Federal Home Loan Bank
$69,640,777	0.00%, due 09/04/12	$69,640,777
	U.S. Treasury Bill
60,300,000	0.00%, due 09/27/12	60,295,163
	Total U.S. Government & Agency Securities (Cost $129,935,940)	129,935,940

	Repurchase Agreements (a)(b) — 68.0%
243,059,288	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $243,064,060	243,059,288
	Total Repurchase Agreements (Cost $243,059,288)	243,059,288

	Total Investment Securities (Cost $372,995,228) † — 104.4%	372,995,228
	Liabilities in excess of other assets — (4.4%)	(15,609,629)
	Net Assets — 100.0%	$357,385,599

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $109,128,909.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	798	09/21/12	$64,701,840	$(311,097)

Cash collateral in the amount of $5,836,800 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(77,077,969)	$(1,388,745)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(14,610,623)	119,348

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(42,873,198)	(1,009,291)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(82,892,186)	(1,521,018)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(44,094,203)	(750,470)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(180,068,042)	(16,676,398)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(208,509,242)	(8,932,507)

		$(30,159,081)

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ®

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.8%
	Federal Home Loan Bank
$29,176,761	0.00%, due 09/04/12	$29,176,761
	U.S. Treasury Bills
21,610,000	0.00%, due 09/27/12	21,608,313
10,000,000	0.00%, due 11/23/12	9,997,625
	Total U.S. Government & Agency Securities (Cost $60,782,699)	60,782,699

	Repurchase Agreements (a)(b) — 81.7%
151,651,237	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $151,654,217	151,651,237
	Total Repurchase Agreements (Cost $151,651,237)	151,651,237

	Total Investment Securities (Cost $212,433,936) † — 114.5%	212,433,936
	Liabilities in excess of other assets — (14.5%)	(26,867,877)
	Net Assets — 100.0%	$185,566,059

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $109,976,638.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	717	09/21/12	$39,754,065	$(467,607)

Cash collateral in the amount of $2,055,920 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(103,219,214)	$(2,660,134)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(42,728,648)	(4,062,062)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(102,371,817)	(1,890,112)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(101,258,453)	(2,596,881)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(14,945,766)	(449,291)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(21,103,007)	(3,339,340)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(131,358,050)	(22,578,402)

		$(37,576,222)

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 28.6%
	Federal Home Loan Bank
$16,107,014	0.00%, due 09/04/12	$16,107,014
	U.S. Treasury Bills
7,500,000	0.00%, due 09/27/12	7,499,388
5,000,000	0.00%, due 11/23/12	4,999,020
	Total U.S. Government & Agency Securities (Cost $28,605,422)	28,605,422

	Repurchase Agreements (a)(b) — 72.8%
72,717,516	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $72,718,944	72,717,516
	Total Repurchase Agreements (Cost $72,717,516)	72,717,516

	Total Investment Securities (Cost $101,322,938) † — 101.4%	101,322,938
	Liabilities in excess of other assets — (1.4%)	(1,424,330)
	Net Assets — 100.0%	$99,898,608

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $48,759,329.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	393	09/21/12	$25,715,955	$(36,600)

Cash collateral in the amount of $1,459,620 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(48,229,962)	$(165,051)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(33,378,210)	(1,162,124)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(63,786,766)	(3,281)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(55,450,478)	(28,641)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(8,529,978)	(301,869)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(64,645,432)	(5,998,800)

		$(7,659,766)

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 33.8%
	Federal Home Loan Bank
$105,746,804	0.00%, due 09/04/12	$105,746,804
	U.S. Treasury Bills
64,000,000	0.00%, due 09/27/12	63,995,215
30,000,000	0.00%, due 11/23/12	29,993,521
	Total U.S. Government & Agency Securities (Cost $199,735,540)	199,735,540

	Repurchase Agreements (a)(b) — 60.6%
358,694,231	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $358,701,271	358,694,231
	Total Repurchase Agreements (Cost $358,694,231)	358,694,231

	Total Investment Securities (Cost $558,429,771) † — 94.4%	558,429,771
	Other assets less liabilities — 5.6%	33,402,084
	Net Assets — 100.0%	$591,831,855

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $178,350,337.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	2,546	09/21/12	$178,856,500	$(1,139,274)

Cash collateral in the amount of $13,273,448 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(377,295,901)	$(21,317,567)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(95,983,709)	(874,202)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(200,214,292)	(2,616,617)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(220,350,777)	(1,933,213)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(165,259,517)	(11,218,478)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(153,593,345)	(4,785,613)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(293,723,782)	(16,169,315)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(90,419,627)	(1,007,290)

		$(59,922,295)

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 22.4%
	Federal Home Loan Bank
$2,281,900	0.00%, due 09/04/12	$2,281,900
	Total U.S. Government & Agency Security (Cost $2,281,900)	2,281,900

	Repurchase Agreements (a)(b) — 78.6%
7,980,882	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $7,981,039	7,980,882
	Total Repurchase Agreements (Cost $7,980,882)	7,980,882

	Total Investment Securities (Cost $10,262,782) † — 101.0%	10,262,782
	Liabilities in excess of other assets — (1.0%)	(105,514)
	Net Assets — 100.0%	$10,157,268

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $3,359,563.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	33	09/21/12	$3,202,980	$14,222

Cash collateral in the amount of $179,349 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$(3,639,061)	$(126,364)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(8,663,992)	(251,934)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	(2,038,055)	(50,625)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	(9,527,765)	(185,243)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(3,397,698)	(83,559)

		$(697,725)

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 28.5%
	Federal Home Loan Bank
$12,432,418	0.00%, due 09/04/12	$12,432,418
	U.S. Treasury Bills
4,410,000	0.00%, due 09/27/12	4,409,642
7,000,000	0.00%, due 11/23/12	6,998,245
	Total U.S. Government & Agency Securities (Cost $23,840,305)	23,840,305

	Repurchase Agreements (a)(b) — 77.2%
64,577,608	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $64,578,878	64,577,608
	Total Repurchase Agreements (Cost $64,577,608)	64,577,608

	Total Investment Securities (Cost $88,417,913) † — 105.7%	88,417,913
	Liabilities in excess of other assets — (5.7%)	(4,802,659)
	Net Assets — 100.0%	$83,615,254

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $44,598,648.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	238	09/21/12	$19,297,040	$38,242

Cash collateral in the amount of $1,868,800 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(24,130,525)	$(497,147)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(34,931,651)	285,342

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(37,148,432)	(947,881)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(32,747,508)	(466,530)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(15,624,608)	(1,447,021)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(86,996,438)	(8,507,712)

		$(11,580,949)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Value

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 21.0%
	Federal Home Loan Bank
$337,226	0.00%, due 09/04/12	$337,226
	Total U.S. Government & Agency Security (Cost $337,226)	337,226

	Repurchase Agreements (a)(b) — 82.9%
1,331,056	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,331,084	1,331,056
	Total Repurchase Agreements (Cost $1,331,056)	1,331,056

	Total Investment Securities (Cost $1,668,282) † — 103.9%	1,668,282
	Liabilities in excess of other assets — (3.9%)	(62,218)
	Net Assets — 100.0%	$1,606,064

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $648,104.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$(20,585)	$(210)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(184,143)	(3,842)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	(1,077,175)	(58,071)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	(1,930,697)	(12,750)

		$(74,873)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Growth

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 22.8%
	Federal Home Loan Bank
$463,944	0.00%, due 09/04/12	$463,944
	Total U.S. Government & Agency Security (Cost $463,944)	463,944

	Repurchase Agreements (a)(b) — 75.9%
1,539,734	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,539,765	1,539,734
	Total Repurchase Agreements (Cost $1,539,734)	1,539,734

	Total Investment Securities (Cost $2,003,678) † — 98.7%	2,003,678
	Other assets less liabilities — 1.3%	25,629
	Net Assets — 100.0%	$2,029,307

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $600,153.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$(9,203)	$(142)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	(316,369)	(8,553)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	(186,926)	(2,900)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	(2,050,687)	(20,293)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	(1,495,074)	(149,746)

		$(181,634)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Value

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 23.8%
	Federal Home Loan Bank
$328,163	0.00%, due 09/04/12	$328,163
	Total U.S. Government & Agency Security (Cost $328,163)	328,163

	Repurchase Agreements (a)(b) — 78.7%
1,086,786	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,086,808	1,086,786
	Total Repurchase Agreements (Cost $1,086,786)	1,086,786

	Total Investment Securities (Cost $1,414,949) † — 102.5%	1,414,949
	Liabilities in excess of other assets — (2.5%)	(34,647)
	Net Assets — 100.0%	$1,380,302

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $422,187.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$(19,390)	$(360)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(166,782)	(6,217)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Value Index	(735,960)	(13,693)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(1,314,397)	(123,010)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	(524,544)	(25,711)

		$(168,991)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Growth

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 22.0%
	Federal Home Loan Bank
$433,138	0.00%, due 09/04/12	$433,138
	Total U.S. Government & Agency Security (Cost $433,138)	433,138

	Repurchase Agreements (a)(b) — 74.3%
1,462,659	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,462,689	1,462,659
	Total Repurchase Agreements (Cost $1,462,659)	1,462,659

	Total Investment Securities (Cost $1,895,797) † — 96.3%	1,895,797
	Other assets less liabilities — 3.7%	72,949
	Net Assets — 100.0%	$1,968,746

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $585,466.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$(45,740)	$(940)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(340,227)	(12,522)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Growth Index	(982,118)	(20,230)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(1,589,484)	(143,445)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	(975,469)	6,487

		$(170,650)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Value

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 28.3%
	Federal Home Loan Bank
$1,236,741	0.00%, due 09/04/12	$1,236,741
	Total U.S. Government & Agency Security (Cost $1,236,741)	1,236,741

	Repurchase Agreements (a)(b) — 81.3%
3,548,335	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $3,548,404	3,548,335
	Total Repurchase Agreements (Cost $3,548,335)	3,548,335

	Total Investment Securities (Cost $4,785,076) † — 109.6%	4,785,076
	Liabilities in excess of other assets — (9.6%)	(420,019)
	Net Assets — 100.0%	$4,365,057

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $1,043,679.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$(64,195)	$(1,362)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(408,427)	(24,373)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	(2,871,269)	(60,492)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(3,862,411)	(328,656)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(1,525,646)	(18,964)

		$(433,847)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Growth

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 25.4%
	Federal Home Loan Bank
$1,805,975	0.00%, due 09/04/12	$1,805,975
	Total U.S. Government & Agency Security (Cost $1,805,975)	1,805,975

	Repurchase Agreements (a)(b) — 80.5%
5,726,703	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $5,726,816	5,726,703
	Total Repurchase Agreements (Cost $5,726,703)	5,726,703

	Total Investment Securities (Cost $7,532,678) † — 105.9%	7,532,678
	Liabilities in excess of other assets — (5.9%)	(421,154)
	Net Assets — 100.0%	$7,111,524

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $2,069,228.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$(52,932)	$(1,356)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(322,073)	(40,402)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Growth Index	(5,075,373)	(130,652)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(3,230,388)	45,420

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	(5,543,563)	(475,835)

		$(602,825)

See accompanying notes to schedules of portfolio investments.

Short Basic Materials

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 27.4%
	Federal Home Loan Bank
$2,501,926	0.00%, due 09/04/12	$2,501,926
	Total U.S. Government & Agency Security (Cost $2,501,926)	2,501,926

	Repurchase Agreements (a)(b) — 66.1%
6,054,387	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $6,054,507	6,054,387
	Total Repurchase Agreements (Cost $6,054,387)	6,054,387

	Total Investment Securities (Cost $8,556,313) † — 93.5%	8,556,313
	Other assets less liabilities — 6.5%	599,646
	Net Assets — 100.0%	$9,155,959

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $987,468.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(2,730,738)	$288,691

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(633,122)	(8,199)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,744,104)	(2,910)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,599,164)	39,509

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(560,343)	32,297

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,885,167)	(56,957)

		$292,431

See accompanying notes to the schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 39.4%
	Federal Home Loan Bank
$20,975,620	0.00%, due 09/04/12	$20,975,620
	U.S. Treasury Bills
800,000	0.00%, due 09/27/12	799,935
15,000,000	0.00%, due 11/23/12	14,996,455
	Total U.S. Government & Agency Securities (Cost $36,772,010)	36,772,010

	Repurchase Agreements (a)(b) — 54.2%
50,477,944	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $50,478,933	50,477,944
	Total Repurchase Agreements (Cost $50,477,944)	50,477,944

	Total Investment Securities (Cost $87,249,954) † —93.6%	87,249,954
	Other assets less liabilities — 6.4%	5,980,965
	Net Assets — 100.0%	$93,230,919

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $8,797,926.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(34,277,708)	$1,154,262

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(2,359,742)	(41,547)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(2,132,522)	(37,138)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(13,050,420)	(279,647)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(16,732,036)	255,117

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(9,069,090)	(549,720)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(15,608,148)	(273,992)

		$227,335

See accompanying notes to the schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.3%
	Federal Home Loan Bank
$1,222,033	0.00%, due 09/04/12	$1,222,033
	U.S. Treasury Bill
600,000	0.00%, due 09/27/12	599,951
	Total U.S. Government & Agency Securities (Cost $1,821,984)	1,821,984

	Repurchase Agreements (a)(b) — 62.0%
3,031,400	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $3,031,459	3,031,400
	Total Repurchase Agreements (Cost $3,031,400)	3,031,400

	Total Investment Securities (Cost $4,853,384) † — 99.3%	4,853,384
	Other assets less liabilities — 0.7%	34,297
	Net Assets — 100.0%	$4,887,681

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $606,526.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(632,720)	$12,500

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(45,798)	(479)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(60,978)	(635)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(194,459)	(4,438)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	(2,421,208)	(87,336)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(1,121,669)	(23,218)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(411,044)	(6,473)

		$(110,079)

See accompanying notes to the schedules of portfolio investments.

Short Real Estate

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 29.0%
	Federal Home Loan Bank
$7,832,949	0.00%, due 09/04/12	$7,832,949
	Total U.S. Government & Agency Security (Cost $7,832,949)	7,832,949

	Repurchase Agreements (a)(b) — 67.2%
18,189,039	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $18,189,394	18,189,039
	Total Repurchase Agreements (Cost $18,189,039)	18,189,039

	Total Investment Securities (Cost $26,021,988) † — 96.2%	26,021,988
	Other assets less liabilities — 3.8%	1,022,576
	Net Assets — 100.0%	$27,044,564

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $2,325,696.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Real Estate had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(9,763,805)	$(926,294)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(40,641)	17

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(1,039,120)	1,259

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(1,513,971)	(156,903)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(12,288,165)	(366,373)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(2,402,454)	3,527

		$(1,444,767)

See accompanying notes to the schedules of portfolio investments.

Short KBW Regional Banking

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 28.4%
	Federal Home Loan Bank
$1,269,343	0.00%, due 09/04/12	$1,269,343
	Total U.S. Government & Agency Security (Cost $1,269,343)	1,269,343

	Repurchase Agreements (a)(b) — 76.2%
3,402,784	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $3,402,850	3,402,784
	Total Repurchase Agreements (Cost $3,402,784)	3,402,784

	Total Investment Securities (Cost $4,672,127) † — 104.6%	4,672,127
	Liabilities in excess of other assets — (4.6%)	(204,107)
	Net Assets — 100.0%	$4,468,020

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $832,100.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short KBW Regional Banking had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	$(49,715)	$(1,216)

Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional Banking IndexSM	(220,696)	(3,569)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional Banking IndexSM	(876,300)	(34,054)

Equity Index Swap Agreement with Societe Generale, based on the KBW Regional Banking IndexSM	(3,102,655)	(153,420)

Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	(218,197)	(11,233)

		$(203,492)

See accompanying notes to the schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 27.6%
	Federal Home Loan Bank
$7,207,420	0.00%, due 09/04/12	$7,207,420
	U.S. Treasury Bill
5,000,000	0.00%, due 11/23/12	4,998,818
	Total U.S. Government & Agency Securities (Cost $12,206,238)	12,206,238

	Repurchase Agreements (a)(b) — 56.6%
25,092,692	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $25,093,185	25,092,692
	Total Repurchase Agreements (Cost $25,092,692)	25,092,692

	Total Investment Securities (Cost $37,298,930) † — 84.2%	37,298,930
	Other assets less liabilities — 15.8%	7,015,577
	Net Assets — 100.0%	$44,314,507

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $10,496,174.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value (continued)	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(31,200,786)	$2,345,056

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(6,648,108)	(86,093)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(11,265,486)	(129,687)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(21,089,977)	521,043

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(8,528,405)	5,478

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(9,900,466)	(310,245)

		$2,345,552

See accompanying notes to the schedules of portfolio investments.

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 22.3%
	Federal Home Loan Bank
$979,347	0.00%, due 09/04/12	$979,347
	Total U.S. Government & Agency Security (Cost $979,347)	979,347

	Repurchase Agreements (a)(b) — 90.6%
3,988,660	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $3,988,740	3,988,660
	Total Repurchase Agreements (Cost $3,988,660)	3,988,660

	Total Investment Securities (Cost $4,968,007) † — 112.9%	4,968,007
	Liabilities in excess of other assets — (12.9%)	(567,843)
	Net Assets — 100.0%	$4,400,164

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $2,005,279.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$(1,302,706)	$(145,000)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	(91,299)	(1,991)

Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ Biotechnology Index®	(1,697,916)	(48,283)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	(3,160,301)	(351,476)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ Biotechnology Index®	(1,207,869)	(211,134)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	(1,338,212)	(33,194)

		$(791,078)

See accompanying notes to the schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 25.2%
	Federal Home Loan Bank
$952,908	0.00%, due 09/04/12	$952,908
	Total U.S. Government & Agency Security (Cost $952,908)	952,908

	Repurchase Agreements (a)(b) — 70.5%
2,670,429	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $2,670,481	2,670,429
	Total Repurchase Agreements (Cost $2,670,429)	2,670,429

	Total Investment Securities (Cost $3,623,337) † — 95.7%	3,623,337
	Other assets less liabilities — 4.3%	161,946
	Net Assets — 100.0%	$3,785,283

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $740,592.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$(3,559,909)	$(207,515)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(1,514,383)	(8,391)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	(754,677)	(1,058)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(607,114)	(51,888)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(1,136,132)	(4,417)

		$(273,269)

See accompanying notes to the schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 27.3%
	Federal Home Loan Bank
$2,641,169	0.00%, due 09/04/12	$2,641,169
	Total U.S. Government & Agency Security (Cost $2,641,169)	2,641,169

	Repurchase Agreements (a)(b) — 75.8%
7,337,647	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $7,337,791	7,337,647
	Total Repurchase Agreements (Cost $7,337,647)	7,337,647

	Total Investment Securities (Cost $9,978,816) † — 103.1%	9,978,816
	Liabilities in excess of other assets — (3.1%)	(296,758)
	Net Assets — 100.0%	$9,682,058

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $1,988,734.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$(2,975,135)	$(303,053)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(434,816)	(5,363)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer ServicesSM Index	(3,476,611)	(90,885)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	(48,205)	(4,388)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(8,466,665)	(403,041)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(3,960,869)	(84,306)

		$(891,036)

See accompanying notes to the schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.6%
	Federal Home Loan Bank
$38,084,227	0.00%, due 09/04/12	$38,084,227
	U.S. Treasury Bill
33,300,000	0.00%, due 09/27/12	33,297,689
	Total U.S. Government & Agency Securities (Cost $71,381,916)	71,381,916

	Repurchase Agreements (a)(b) — 60.9%
137,530,123	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $137,532,824	137,530,123
	Total Repurchase Agreements (Cost $137,530,123)	137,530,123

	Total Investment Securities (Cost $208,912,039) † — 92.5%	208,912,039
	Other assets less liabilities — 7.5%	16,927,590
	Net Assets — 100.0%	$225,839,629

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $62,065,588.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(60,782,372)	$(2,832,068)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(35,508,290)	(552,796)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(6,223,420)	(108,382)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(42,243,908)	(758,512)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(166,963,134)	2,545,728

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(105,403,750)	3,406,140

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(34,550,473)	(840,546)

		$859,564

See accompanying notes to the schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 23.1%
	Federal Home Loan Bank
$1,302,067	0.00%, due 09/04/12	$1,302,067
	Total U.S. Government & Agency Security (Cost $1,302,067)	1,302,067

	Repurchase Agreements (a)(b) — 79.6%
4,490,798	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $4,490,885	4,490,798
	Total Repurchase Agreements (Cost $4,490,798)	4,490,798

	Total Investment Securities (Cost $5,792,865) † — 102.7%	5,792,865
	Liabilities in excess of other assets — (2.7%)	(151,332)
	Net Assets — 100.0%	$5,641,533

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $1,853,843.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$(3,034,294)	$(271,620)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	(44,198)	(568)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Health CareSM Index	(2,244,486)	(24,203)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Health CareSM Index	(3,475,204)	(346,506)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(301,479)	(36,548)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	(2,187,821)	(24,518)

		$(703,963)

See accompanying notes to the schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 22.3%
	Federal Home Loan Bank
$1,742,964	0.00%, due 09/04/12	$1,742,964
	Total U.S. Government & Agency Security (Cost $1,742,964)	1,742,964

	Repurchase Agreements (a)(b) — 78.6%
6,144,020	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $6,144,141	6,144,020
	Total Repurchase Agreements (Cost $6,144,020)	6,144,020

	Total Investment Securities (Cost $7,886,984) † — 100.9%	7,886,984
	Liabilities in excess of other assets — (0.9%)	(67,718)
	Net Assets — 100.0%	$7,819,266

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $2,614,155.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$(603,576)	$905

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(161,934)	(1,662)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	(2,311,784)	(45,400)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	(3,868,169)	(103,698)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(4,406,742)	(107,275)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	(4,285,239)	(36,484)

		$(293,614)

See accompanying notes to the schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.0%
	Federal Home Loan Bank
$12,858,598	0.00%, due 09/04/12	$12,858,598
	U.S. Treasury Bills
1,300,000	0.00%, due 09/27/12	1,299,894
7,000,000	0.00%, due 11/23/12	6,998,346
	Total U.S. Government & Agency Securities (Cost $21,156,838)	21,156,838

	Repurchase Agreements (a)(b) — 55.8%
38,122,226	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $38,122,972	38,122,226
	Total Repurchase Agreements (Cost $38,122,226)	38,122,226

	Total Investment Securities (Cost $59,279,064) † — 86.8%	59,279,064
	Other assets less liabilities — 13.2%	9,020,970
	Net Assets — 100.0%	$68,300,034

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $13,707,633.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(65,944,443)	$(2,746,605)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(1,118,699)	(11,692)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(6,557,595)	(68,283)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(16,970,496)	(219,765)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	(24,881,487)	491,563

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(10,612,225)	(219,668)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(10,516,155)	(47,997)

		$(2,822,447)

See accompanying notes to the schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.1%
	Federal Home Loan Bank
$25,045,583	0.00%, due 09/04/12	$25,045,583
	U.S. Treasury Bill
23,700,000	0.00%, due 09/27/12	23,698,423
	Total U.S. Government & Agency Securities (Cost $48,744,006)	48,744,006

	Repurchase Agreements (a)(b) — 72.6%
92,812,425	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $92,814,247	92,812,425
	Total Repurchase Agreements (Cost $92,812,425)	92,812,425

	Total Investment Securities (Cost $141,556,431) † — 110.7%	141,556,431
	Liabilities in excess of other assets — (10.7%)	(13,724,407)
	Net Assets — 100.0%	$127,832,024

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $42,599,907.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(45,326,403)	$(3,431,946)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(18,579,004)	7,803

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	(1,989,443)	1,146

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(8,612,566)	(41,048)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(40,930,504)	(160,824)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(133,237,408)	(21,256,038)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(6,988,561)	67,924

		$(24,812,983)

See accompanying notes to the schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 18.0%
	Federal Home Loan Bank
$2,293,157	0.00%, due 09/04/12	$2,293,157
	Total U.S. Government & Agency Security (Cost $2,293,157)	2,293,157

	Repurchase Agreements (a)(b) — 62.6%
7,943,300	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $7,943,456	7,943,300
	Total Repurchase Agreements (Cost $7,943,300)	7,943,300

	Total Investment Securities (Cost $10,236,457) † — 80.6%	10,236,457
	Other assets less liabilities — 19.4%	2,460,386
	Net Assets — 100.0%	$12,696,843

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $3,299,180.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$(4,810,690)	$444,781

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	(113,587)	1,155

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	(2,372,510)	(5,150)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. SemiconductorsSM Index	(7,419,530)	425,099

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(8,803,095)	900,700

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	(1,870,232)	(17,697)

		$1,748,888

See accompanying notes to the schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 21.5%
	Federal Home Loan Bank
$1,915,229	0.00%, due 09/04/12	$1,915,229
	Total U.S. Government & Agency Security (Cost $1,915,229)	1,915,229

	Repurchase Agreements (a)(b) — 68.7%
6,117,114	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $6,117,233	6,117,114
	Total Repurchase Agreements (Cost $6,117,114)	6,117,114

	Total Investment Securities (Cost $8,032,343) † — 90.2%	8,032,343
	Other assets less liabilities — 9.8%	871,835
	Net Assets — 100.0%	$8,904,178

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $2,238,379.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$(8,083,919)	$(500,146)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(77,632)	(2,334)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	(1,377,928)	(73,287)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. TechnologySM Index	(5,158,207)	(154,833)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(1,877,797)	62,542

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	(1,233,618)	(54,597)

		$(722,655)

See accompanying notes to the schedules of portfolio investments.

UltraShort Telecommunications

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 17.1%
	Federal Home Loan Bank
$311,215	0.00%, due 09/04/12	$311,215
	Total U.S. Government & Agency Security (Cost $311,215)	311,215

	Repurchase Agreements (a)(b) — 83.5%
1,514,376	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,514,406	1,514,376
	Total Repurchase Agreements (Cost $1,514,376)	1,514,376

	Total Investment Securities (Cost $1,825,591) † — 100.6%	1,825,591
	Liabilities in excess of other assets — (0.6%)	(11,483)
	Net Assets — 100.0%	$1,814,108

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $884,100.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$(795,422)	$(80,335)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(11,445)	(132)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(164,014)	(1,305)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(1,086,624)	(115,113)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(882,638)	(10,211)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(684,227)	(14,793)

		$(221,889)

See accompanying notes to the schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 26.3%
	Federal Home Loan Bank
$762,031	0.00%, due 09/04/12	$762,031
	Total U.S. Government & Agency Security (Cost $762,031)	762,031

	Repurchase Agreements (a)(b) — 83.0%
2,405,486	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $2,405,532	2,405,486
	Total Repurchase Agreements (Cost $2,405,486)	2,405,486

	Total Investment Securities (Cost $3,167,517) † — 109.3%	3,167,517
	Liabilities in excess of other assets — (9.3%)	(268,924)
	Net Assets — 100.0%	$2,898,593

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $862,216.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$(1,917,319)	$(113,707)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	(89,042)	3,168

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. UtilitiesSM Index	(650,574)	17,606

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. UtilitiesSM Index	(167,748)	5,285

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(2,205,360)	(359,562)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	(766,686)	19,331

		$(427,879)

See accompanying notes to the schedules of portfolio investments.

UltraPro Short Financials

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 16.0%
	Federal Home Loan Bank
$545,012	0.00%, due 09/04/12	$545,012
	Total U.S. Government & Agency Security (Cost $545,012)	545,012

	Repurchase Agreements (a)(b) — 98.7%
3,372,152	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $3,372,217	3,372,152
	Total Repurchase Agreements (Cost $3,372,152)	3,372,152

	Total Investment Securities (Cost $3,917,164) † — 114.7%	3,917,164
	Liabilities in excess of other assets — (14.7%)	(502,284)
	Net Assets — 100.0%	$3,414,880

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $2,268,391.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraPro Short Financials had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	$(9,176,252)	$(459,658)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(1,065,193)	(36,874)

		$(496,532)

See accompanying notes to the schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 55.1%
	Federal Home Loan Bank
$41,352,034	0.00%, due 09/04/12	$41,352,034
	U.S. Treasury Bill
61,000,000	0.00%, due 09/27/12	60,995,250
	Total U.S. Government & Agency Securities (Cost $102,347,284)	102,347,284

	Repurchase Agreements (a)(b) — 55.1%
102,508,931	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $102,510,939	102,508,931
	Total Repurchase Agreements (Cost $102,508,931)	102,508,931

	Total Investment Securities (Cost $204,856,215) † — 110.2%	204,856,215
	Liabilities in excess of other assets — (10.2%)	(18,900,460)
	Net Assets — 100.0%	$185,955,755

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $42,554,207.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Short MSCI EAFE had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(33,784,039)	$(3,192,146)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(14,263,890)	161,762

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index®	(46,166,185)	(20,142,874)

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(36,898,599)	(156,034)

Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(54,657,547)	(2,471,409)

		$(25,800,701)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.2%
	Federal Home Loan Bank
$72,470,060	0.00%, due 09/04/12	$72,470,060
	U.S. Treasury Bill
66,600,000	0.00%, due 09/27/12	66,595,307
	Total U.S. Government & Agency Securities (Cost $139,065,367)	139,065,367

	Repurchase Agreements (a)(b) — 61.4%
193,573,279	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $193,577,071	193,573,279
	Total Repurchase Agreements (Cost $193,573,279)	193,573,279

	Total Investment Securities (Cost $332,638,646) † — 105.6%	332,638,646
	Liabilities in excess of other assets — (5.6%)	(17,530,463)
	Net Assets — 100.0%	$315,108,183

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $70,400,123.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Short MSCI Emerging Markets had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(91,529,818)	$(834,328)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(47,793,189)	(17,290,834)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(37,852,788)	(18,497,784)

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Emerging Markets Index®	(2,301,401)	(315,326)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Emerging Markets Index®	(26,633,609)	(389,347)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(27,268,915)	4,858,543

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(81,962,036)	1,613,441

		$(30,855,635)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short FTSE China 25

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.9%
	Federal Home Loan Bank
$1,981,213	0.00%, due 09/04/12	$1,981,213
	U.S. Treasury Bill
2,200,000	0.00%, due 09/27/12	2,199,837
	Total U.S. Government & Agency Securities (Cost $4,181,050)	4,181,050

	Repurchase Agreements (a)(b) — 70.7%
7,799,728	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $7,799,881	7,799,728
	Total Repurchase Agreements (Cost $7,799,728)	7,799,728

	Total Investment Securities (Cost $11,980,778) † — 108.6%	11,980,778
	Liabilities in excess of other assets — (8.6%)	(947,541)
	Net Assets — 100.0%	$11,033,237

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $4,487,322.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Short FTSE China 25 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	$(5,836,705)	$(1,536,488)

Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	(693,839)	(371,212)

Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	(460,139)	41,221

Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	(4,045,872)	926,840

		$(939,639)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 20.8%
	Federal Home Loan Bank
$3,272,640	0.00%, due 09/04/12	$3,272,640
	Total U.S. Government & Agency Security (Cost $3,272,640)	3,272,640

	Repurchase Agreements (a)(b) — 106.7%
16,800,646	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $16,800,976	16,800,646
	Total Repurchase Agreements (Cost $16,800,646)	16,800,646

	Total Investment Securities (Cost $20,073,286) † — 127.5%	20,073,286
	Liabilities in excess of other assets — (27.5%)	(4,332,297)
	Net Assets — 100.0%	$15,740,989

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $10,172,873.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI EAFE had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(8,294,287)	$742,119

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(9,689,728)	(4,741,962)

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(3,505,119)	(462,023)

Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(9,908,445)	(818,962)

		$(5,280,828)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 53.7%
	Federal Home Loan Bank
$19,800,124	0.00%, due 09/04/12	$19,800,124
	U.S. Treasury Bills
33,000,000	0.00%, due 09/27/12	32,997,650
15,900,000	0.00%, due 11/23/12	15,896,021
	Total U.S. Government & Agency Securities (Cost $68,693,795)	68,693,795

	Repurchase Agreements (a)(b) — 52.0%
66,546,611	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $66,547,917	66,546,611
	Total Repurchase Agreements (Cost $66,546,611)	66,546,611

	Total Investment Securities (Cost $135,240,406) † — 105.7%	135,240,406
	Liabilities in excess of other assets — (5.7%)	(7,345,403)
	Net Assets — 100.0%	$127,895,003

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $52,339,509.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Emerging Markets had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(68,998,956)	$4,431,912

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(29,215,264)	(7,717,306)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(65,677,716)	(13,232,039)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(51,373,502)	(2,422,770)

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(39,570,390)	398,665

		$(18,541,538)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Europe

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 46.2%
	Federal Home Loan Bank
$41,947,423	0.00%, due 09/04/12	$41,947,423
	U.S. Treasury Bills
44,000,000	0.00%, due 09/27/12	43,996,425
10,000,000	0.00%, due 11/23/12	9,997,441
	Total U.S. Government & Agency Securities (Cost $95,941,289)	95,941,289

	Repurchase Agreements (a)(b) — 93.1%
193,336,670	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $193,340,470	193,336,670
	Total Repurchase Agreements (Cost $193,336,670)	193,336,670

	Total Investment Securities (Cost $289,277,959) † — 139.3%	289,277,959
	Liabilities in excess of other assets — (39.3%)	(81,592,093)
	Net Assets — 100.0%	$207,685,866

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $133,354,925.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Europe had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index®	$(40,679,232)	$(3,093,239)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	(35,892,961)	(25,260,716)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Europe Index®	(40,456,502)	(19,727,799)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Europe Index®	(80,723,085)	(5,164,938)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	(64,197,523)	(17,020,833)

Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	(152,707,866)	(19,809,363)

		$(90,076,888)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Pacific ex-Japan

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 28.3%
	Federal Home Loan Bank
$525,670	0.00%, due 09/04/12	$525,670
	Total U.S. Government & Agency Security (Cost $525,670)	525,670

	Repurchase Agreements (a)(b) — 107.3%
1,996,666	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,996,705	1,996,666
	Total Repurchase Agreements (Cost $1,996,666)	1,996,666

	Total Investment Securities (Cost $2,522,336) † — 135.6%	2,522,336
	Liabilities in excess of other assets — (35.6%)	(662,272)
	Net Assets — 100.0%	$1,860,064

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $932,076.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Pacific ex-Japan Index®	$(2,088,100)	$(320,755)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®	(617,530)	(374,383)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Pacific ex-Japan Index®	(340,883)	(111,300)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Pacific ex-Japan Index®	(300,257)	(101,728)

Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	(387,557)	(226,919)

		$(1,135,085)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 21.1%
	Federal Home Loan Bank
$4,369,023	0.00%, due 09/04/12	$4,369,023
	Total U.S. Government & Agency Security (Cost $4,369,023)	4,369,023

	Repurchase Agreements (a)(b) — 79.4%
16,488,910	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $16,489,233	16,488,910
	Total Repurchase Agreements (Cost $16,488,910)	16,488,910

	Total Investment Securities (Cost $20,857,933) † — 100.5%	20,857,933
	Liabilities in excess of other assets — (0.5%)	(101,005)
	Net Assets — 100.0%	$20,756,928

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $7,640,734.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Brazil had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$(6,072,885)	$350,176

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	(15,195,038)	(283,428)

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Brazil Index®	(1,214,310)	(1,117,368)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Brazil Index®	(10,980,391)	(11,012)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®	(2,371,093)	(313,864)

Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®	(5,804,441)	147,745

		$(1,227,751)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE China 25

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.9%
	Federal Home Loan Bank
$29,011,160	0.00%, due 09/04/12	$29,011,160
	U.S. Treasury Bill
38,300,000	0.00%, due 09/27/12	38,297,008
	Total U.S. Government & Agency Securities (Cost $67,308,168)	67,308,168

	Repurchase Agreements (a)(b) — 48.8%
99,696,480	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $99,698,436	99,696,480
	Total Repurchase Agreements (Cost $99,696,480)	99,696,480

	Total Investment Securities (Cost $167,004,648) † — 81.7%	167,004,648
	Other assets less liabilities — 18.3%	37,376,295
	Net Assets — 100.0%	$204,380,943

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $60,941,787.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort FTSE China 25 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE China 25 Index®	$(61,074,316)	$3,283,855

Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	(74,160,037)	(251,730)

Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	(115,761,718)	15,927,795

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the FTSE China 25 Index®	(17,186,427)	194,095

Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	(30,867,864)	4,036,197

Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	(108,673,691)	3,620,025

		$26,810,237

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 21.5%
	Federal Home Loan Bank
$2,291,919	0.00%, due 09/04/12	$2,291,919
	Total U.S. Government & Agency Security (Cost $2,291,919)	2,291,919

	Repurchase Agreements (a)(b) — 68.5%
7,277,427	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $7,277,569	7,277,427
	Total Repurchase Agreements (Cost $7,277,427)	7,277,427

	Total Investment Securities (Cost $9,569,346) † — 90.0%	9,569,346
	Other assets less liabilities — 10.0%	1,057,999
	Net Assets — 100.0%	$10,627,345

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $2,635,816.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Japan had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$(6,140,600)	$(1,278)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	(5,646,424)	(361,490)

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Japan Index®	(732,439)	(88,180)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Japan Index®	(2,108,545)	(304,699)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	(4,661,976)	509,664

Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	(1,924,468)	124,306

		$(121,677)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Mexico Investable Market

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 26.6%
	Federal Home Loan Bank
$449,896	0.00%, due 09/04/12	$449,896
	Total U.S. Government & Agency Security (Cost $449,896)	449,896

	Repurchase Agreements (a)(b) — 67.9%
1,148,901	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,148,924	1,148,901
	Total Repurchase Agreements (Cost $1,148,901)	1,148,901

	Total Investment Securities (Cost $1,598,797) † — 94.5%	1,598,797
	Other assets less liabilities — 5.5%	92,414
	Net Assets — 100.0%	$1,691,211

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $237,767.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Mexico Investable Market had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$(653,251)	$(109,092)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	(1,138,916)	24,365

Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®	(1,588,448)	(110,966)

		$(195,693)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 45.3%
	Federal Home Loan Bank
$3,950,451	0.00%, due 09/04/12	$3,950,451
	U.S. Treasury Bill
3,000,000	0.00%, due 09/27/12	2,999,789
	Total U.S. Government & Agency Securities (Cost $6,950,240)	6,950,240

	Repurchase Agreements (a)(b) — 55.6%
8,530,655	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $8,530,823	8,530,655
	Total Repurchase Agreements (Cost $8,530,655)	8,530,655

	Total Investment Securities (Cost $15,480,895) † — 100.9%	15,480,895
	Liabilities in excess of other assets — (0.9%)	(136,515)
	Net Assets — 100.0%	$15,344,380

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $530,177.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	2	12/19/12	$267,438	$(2,003)

Cash collateral in the amount of $2,970 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

Short 7-10 Year Treasury had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$(9,377,282)	$(727,851)

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(5,774,113)	(328,713)

		$(1,056,564)

See accompanying notes to schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 45.9%
	Federal Home Loan Bank
$199,664,162	0.00%, due 09/04/12	$199,664,162
	U.S. Treasury Bills
105,000,000	0.00%, due 09/27/12	104,993,294
50,000,000	0.00%, due 11/23/12	49,988,184
	Total U.S. Government & Agency Securities (Cost $354,645,640)	354,645,640

	Repurchase Agreements (a)(b) — 74.2%
574,304,454	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $574,315,715	574,304,454
	Total Repurchase Agreements (Cost $574,304,454)	574,304,454

	Total Investment Securities (Cost $928,950,094) † — 120.1%	928,950,094
	Liabilities in excess of other assets — (20.1%)	(155,236,825)
	Net Assets — 100.0%	$773,713,269

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $169,943,186.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	51	12/19/12	$7,721,719	$(82,802)

Cash collateral in the amount of $238,139 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(136,464,722)	$(112,847,286)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(189,290,893)	(25,600,925)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(205,935,331)	(26,263,341)

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(237,878,271)	(24,844,928)

		$(189,556,480)

See accompanying notes to schedules of portfolio investments.

Short High Yield

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 45.2%
	Federal Home Loan Bank
$8,015,163	0.00%, due 09/04/12	$8,015,163
	U.S. Treasury Bills
7,000,000	0.00%, due 09/27/12	6,999,564
1,000,000	0.00%, due 11/23/12	999,744
	Total U.S. Government & Agency Securities (Cost $16,014,471)	16,014,471

	Repurchase Agreements (a)(b) — 54.2%
19,229,857	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $19,230,234	19,229,857
	Total Repurchase Agreements (Cost $19,229,857)	19,229,857

	Total Investment Securities (Cost $35,244,328) † — 99.4%	35,244,328
	Other assets less liabilities — 0.6%	209,766
	Net Assets — 100.0%	$35,454,094

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $2,997,491.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Short High Yield had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid High Yield Index	$(17,760,595)	$(1,470,821)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid High Yield Index	(17,677,825)	(4,405,516)

		$(5,876,337)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short Investment Grade Corporate

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 48.2%
	Federal Home Loan Bank
$876,062	0.00%, due 09/04/12	$876,062
	U.S. Treasury Bill
700,000	0.00%, due 09/27/12	699,943
	Total U.S. Government & Agency Securities (Cost $1,576,005)	1,576,005

	Repurchase Agreements (a)(b) — 60.1%
1,966,316	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,966,354	1,966,316
	Total Repurchase Agreements (Cost $1,966,316)	1,966,316

	Total Investment Securities (Cost $3,542,321) † — 108.3%	3,542,321
	Liabilities in excess of other assets — (8.3%)	(271,509)
	Net Assets — 100.0%	$3,270,812

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $892,074.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Short Investment Grade Corporate had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid Investment Grade Index	$(1,135,629)	$(176,112)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid Investment Grade Index	(503,855)	(51,566)

Bond Index Swap Agreement with Goldman Sachs International, based on the Markit iBoxx® $ Liquid Investment Grade Index	(1,629,657)	(307,528)

		$(535,206)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort 3-7 Year Treasury

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 32.8%
	Federal Home Loan Bank
$1,576,935	0.00%, due 09/04/12	$1,576,935
	Total U.S. Government & Agency Security (Cost $1,576,935)	1,576,935

	Repurchase Agreements (a)(b) — 72.2%
3,469,745	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $3,469,814	3,469,745
	Total Repurchase Agreements (Cost $3,469,745)	3,469,745

	Total Investment Securities (Cost $5,046,680)† — 105.0%	5,046,680
	Liabilities in excess of other assets — (5.0%)	(240,698)
	Net Assets — 100.0%	$4,805,982

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $276,128.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort 3-7 Year Treasury had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 3-7 Year Treasury Bond Index	$(7,451,962)	$(165,493)

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 3-7 Year Treasury Bond Index	(2,173,530)	(76,237)

		$(241,730)

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 49.2%
	Federal Home Loan Bank
$78,416,375	0.00%, due 09/04/12	$78,416,375
	U.S. Treasury Bill
73,500,000	0.00%, due 09/27/12	73,495,265
	Total U.S. Government & Agency Securities (Cost $151,911,640)	151,911,640

	Repurchase Agreements (a)(b) — 66.2%
204,691,280	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $204,695,291	204,691,280
	Total Repurchase Agreements (Cost $204,691,280)	204,691,280

	Total Investment Securities (Cost $356,602,920)† — 115.4%	356,602,920
	Liabilities in excess of other assets — (15.4%)	(47,461,534)
	Net Assets — 100.0%	$309,141,386

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $53,074,731.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	74	12/19/12	$9,895,188	$(74,095)

Cash collateral in the amount of $109,889 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$(45,951,781)	$(14,755,746)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(46,132,937)	(6,114,718)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(103,707,756)	(4,972,715)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(50,078,625)	(3,873,129)

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(365,414,065)	(22,973,347)

		$(52,689,655)

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 51.6%
	Federal Home Loan Bank
$628,804,239	0.00%, due 09/04/12	$628,804,239
	U.S. Treasury Bills
610,200,000	0.00%, due 09/27/12	610,155,129
200,000,000	0.00%, due 11/23/12	199,952,736
	Total U.S. Government & Agency Securities (Cost $1,438,912,104)	1,438,912,104

	Repurchase Agreements (a)(b) — 82.2%
2,291,604,769	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $2,291,649,764	2,291,604,769
	Total Repurchase Agreements (Cost $2,291,604,769)	2,291,604,769

	Total Investment Securities (Cost $3,730,516,873)† — 133.8%	3,730,516,873
	Liabilities in excess of other assets — (33.8%)	(942,966,960)
	Net Assets — 100.0%	$2,787,549,913

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $1,225,279,691.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	617	12/19/12	$93,417,656	$(772,337)

Cash collateral in the amount of $4,554,896 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(433,569,116)	$(425,063,693)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(590,293,224)	(94,870,659)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,275,080,270)	(144,154,201)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,037,391,624)	(127,055,108)

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(762,361,782)	(26,910,731)

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(754,782,589)	(83,686,257)

Bond Index Swap Agreement with UBS AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(666,045,939)	(125,925,417)

		$(1,027,666,066)

See accompanying notes to schedules of portfolio investments.

UltraShort TIPS

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 47.0%
	Federal Home Loan Bank
$1,156,622	0.00%, due 09/04/12	$1,156,622
	U.S. Treasury Bill
700,000	0.00%, due 09/27/12	699,723
	Total U.S. Government & Agency Securities (Cost $1,856,345)	1,856,345

	Repurchase Agreements (a)(b) — 75.1%
2,963,633	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $2,963,691	2,963,633
	Total Repurchase Agreements (Cost $2,963,633)	2,963,633

	Total Investment Securities (Cost $4,819,978)† — 122.1%	4,819,978
	Liabilities in excess of other assets — (22.1%)	(873,375)
	Net Assets — 100.0%	$3,946,603

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $1,321,196.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort TIPS had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$(7,145,863)	$(552,496)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(743,035)	(323,160)

		$(875,656)

See accompanying notes to schedules of portfolio investments.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 25.3%
	Federal Home Loan Bank
$4,032,333	0.00%, due 09/04/12	$4,032,333
	Total U.S. Government & Agency Security (Cost $4,032,333)	4,032,333

	Repurchase Agreements (a)(b) — 87.0%
13,898,951	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $13,899,223	13,898,951
	Total Repurchase Agreements (Cost $13,898,951)	13,898,951

	Total Investment Securities (Cost $17,931,284)† — 112.3%	17,931,284
	Liabilities in excess of other assets — (12.3%)	(1,964,029)
	Net Assets — 100.0%	$15,967,255

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $5,732,643.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	8	12/19/12	$1,211,250	$(12,989)

Cash collateral in the amount of $30,240 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(40,336,509)	$(1,150,463)

Bond Index Swap Agreement with UBS AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(6,807,192)	(818,112)

		$(1,968,575)

See accompanying notes to schedules of portfolio investments.

Credit Suisse 130/30

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 93.8%
	Consumer Discretionary — 12.8%

710	Amazon.com, Inc.*	$176,243
6,355	AutoNation, Inc.*	255,471
4,905	Bed Bath & Beyond, Inc.*	329,469
10,850	Best Buy Co., Inc.	192,479
546	Chipotle Mexican Grill, Inc.*	157,597
3,274	Coach, Inc.	190,318
20,011	Comcast Corp., Class A	670,969
14,463	D.R. Horton, Inc.	274,652
7,914	DIRECTV*	412,240
5,743	Discovery Communications, Inc., Class A*	314,946
4,809	Expedia, Inc.	246,990
66	Ford Motor Co.	616
4,547	Genuine Parts Co.	287,188
21,995	Goodyear Tire & Rubber Co. (The)*	268,339
6,064	Harman International Industries, Inc.	279,126
11,837	Home Depot, Inc. (The)	671,750
21,342	Interpublic Group of Cos., Inc. (The)	227,079
5,899	Kohl’s Corp.	307,928
11,177	Leggett & Platt, Inc.	265,342
7,898	Lennar Corp., Class A	256,132
14,510	Lowe’s Cos., Inc.	413,245
6,752	Macy’s, Inc.	272,173
2,195	McDonald’s Corp.	196,431
4,473	Netflix, Inc.*	267,128
20,499	News Corp., Class A	479,472
3,184	O’Reilly Automotive, Inc.*	270,481
722	priceline.com, Inc.*	436,499
20,725	PulteGroup, Inc.*	283,518
214	Ralph Lauren Corp.	33,951
4,682	Ross Stores, Inc.	323,948
4,538	Scripps Networks Interactive, Inc., Class A	268,196
1,487	Sears Holdings Corp.*	78,439
21,611	Staples, Inc.	235,992
5,354	Starwood Hotels & Resorts Worldwide, Inc.	295,166
7,058	TJX Cos., Inc.	323,186
7,394	Viacom, Inc., Class B	369,774
3,691	Walt Disney Co. (The)	182,594
722	Washington Post Co. (The), Class B	254,505
		10,769,572
	Consumer Staples — 9.4%

3,217	Altria Group, Inc.	109,249
11,278	Archer-Daniels-Midland Co.	301,686
2,708	Campbell Soup Co.	95,159
7,843	Coca-Cola Co. (The)	293,328
50	Colgate-Palmolive Co.	5,315
11,106	ConAgra Foods, Inc.	278,872
6,340	Constellation Brands, Inc., Class A*	208,840
4,642	Costco Wholesale Corp.	454,313
11,447	CVS Caremark Corp.	521,411
15,236	Dean Foods Co.*	250,175
8,093	Hormel Foods Corp.	232,431
3,607	J.M. Smucker Co. (The)	306,487
5,758	Kellogg Co.	291,643
2,676	Kraft Foods, Inc., Class A	111,134
13,514	Kroger Co. (The)	301,092
2,597	Lorillard, Inc.	325,949
4,432	McCormick & Co., Inc. (Non-Voting)	272,302
4,019	Molson Coors Brewing Co., Class B	179,006
4,271	PepsiCo, Inc.	309,349
10,746	Philip Morris International, Inc.	959,618
9,421	Procter & Gamble Co. (The)	632,997
16,056	Safeway, Inc.	251,276
16,693	Tyson Foods, Inc., Class A	261,412
9,506	Walgreen Co.	339,935
5,013	Wal-Mart Stores, Inc.	363,944
3,352	Whole Foods Market, Inc.	324,306
		7,981,229
	Energy — 9.1%

4,336	Apache Corp.	371,812
15,029	Chesapeake Energy Corp.	290,811
7,265	Chevron Corp.	814,842
1,744	ConocoPhillips	99,042
17,083	Denbury Resources, Inc.*	264,616
3,793	Diamond Offshore Drilling, Inc.	254,207
5,508	Ensco plc, Class A	315,994
2,086	EOG Resources, Inc.	225,914
24,326	Exxon Mobil Corp.	2,123,660
11,303	Halliburton Co.	370,286
5,355	Murphy Oil Corp.	274,872
1,205	National Oilwell Varco, Inc.	94,954
2,516	Noble Corp.*	95,960
1,218	Occidental Petroleum Corp.	103,542
9,006	Phillips 66	378,252
3,337	QEP Resources, Inc.	95,739
3,071	Schlumberger Ltd.	222,279
5,599	Sunoco, Inc.	264,217
7,553	Tesoro Corp.	300,156
11,070	Valero Energy Corp.	346,048
2,771	Williams Cos., Inc. (The)	89,420
16,541	WPX Energy, Inc.*	258,040
		7,654,663
	Financials — 15.8%

7,570	Aflac, Inc.	349,583
8,767	Allstate Corp. (The)	326,834
956	American Express Co.	55,735
11,001	American International Group, Inc.*	377,664
5,369	American Tower Corp. (REIT)	377,978
7,135	Assurant, Inc.	251,509
2,043	AvalonBay Communities, Inc. (REIT)	289,125
20,288	Bank of America Corp.	162,101
11,039	BB&T Corp.	348,170
2,109	Capital One Financial Corp.	119,222
22,550	Citigroup, Inc.	669,961
6,136	CME Group, Inc.	336,866
5,126	Equity Residential (REIT)	309,610
21,394	Fifth Third Bancorp	323,905
30,467	First Horizon National Corp.	272,984
52,960	Genworth Financial, Inc., Class A*	280,158
5	Goldman Sachs Group, Inc. (The)	529
16,112	Hartford Financial Services Group, Inc.	288,888
4,829	Health Care REIT, Inc. (REIT)	282,207
18,149	Host Hotels & Resorts, Inc. (REIT)	277,680
2,179	IntercontinentalExchange, Inc.*	297,869
12,706	JPMorgan Chase & Co.	471,901
33,779	KeyCorp	284,757
11,915	Leucadia National Corp.	254,743
7,492	Loews Corp.	304,550
356	M&T Bank Corp.	30,936
9,724	Marsh & McLennan Cos., Inc.	332,269
12,085	MetLife, Inc.	412,461
9,047	NASDAQ OMX Group, Inc. (The)	206,905

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7,248	NYSE Euronext	$181,562
20,766	People’s United Financial, Inc.	248,569
6,253	PNC Financial Services Group, Inc.	388,686
15,248	Progressive Corp. (The)	297,793
9,428	Prologis, Inc. (REIT)	322,155
6,499	Prudential Financial, Inc.	354,261
2,387	Public Storage (REIT)	347,452
39,307	Regions Financial Corp.	273,577
2,954	Simon Property Group, Inc. (REIT)	468,800
7,644	State Street Corp.	317,990
10,188	SunTrust Banks, Inc.	256,432
4,917	T. Rowe Price Group, Inc.	302,100
1,748	U.S. Bancorp	58,401
5,253	Ventas, Inc. (REIT)	344,019
18,448	Wells Fargo & Co.	627,785
11,076	Zions Bancorp.	213,213
		13,299,895
	Health Care — 9.7%

4,023	Abbott Laboratories	263,667
7,735	Aetna, Inc.	297,101
6,619	Agilent Technologies, Inc.	245,962
3,287	Alexion Pharmaceuticals, Inc.*	352,399
4,323	Allergan, Inc.	372,340
7,198	AmerisourceBergen Corp.	277,267
749	Amgen, Inc.	62,856
519	Baxter International, Inc.	30,455
3,615	Becton, Dickinson and Co.	274,668
1,540	Bristol-Myers Squibb Co.	50,835
7,700	Cardinal Health, Inc.	304,535
5,542	Celgene Corp.*	399,246
4,111	Cerner Corp.*	300,679
761	Coventry Health Care, Inc.	31,680
5,134	Eli Lilly & Co.	230,568
7,367	Express Scripts Holding Co.*	461,322
8,561	Forest Laboratories, Inc.*	296,981
7,963	Gilead Sciences, Inc.*	459,385
3,618	Humana, Inc.	253,549
680	Intuitive Surgical, Inc.*	334,417
9,686	Johnson & Johnson	653,127
3,878	McKesson Corp.	337,813
7,330	Medtronic, Inc.	298,038
9,049	Merck & Co., Inc.	389,559
26,224	Pfizer, Inc.	625,705
1,286	UnitedHealth Group, Inc.	69,830
2,437	Watson Pharmaceuticals, Inc.*	198,250
5,304	WellPoint, Inc.	317,551
		8,189,785
	Industrials — 11.3%

702	3M Co.	65,005
8,212	Avery Dennison Corp.	256,461
6,856	Boeing Co. (The)	489,518
4,547	C.H. Robinson Worldwide, Inc.	257,406
4,800	Caterpillar, Inc.	409,584
4,138	CSX Corp.	92,939
300	Danaher Corp.	16,071
4,358	Dover Corp.	251,936
3,389	Dun & Bradstreet Corp. (The)	274,340
6,946	Eaton Corp.	310,625
6,471	Fastenal Co.	278,835
4,283	FedEx Corp.	375,319
4,773	Fluor Corp.	245,810
853	General Dynamics Corp.	55,880
39,512	General Electric Co.	818,294
3,647	L-3 Communications Holdings, Inc.	256,165
3,954	Lockheed Martin Corp.	360,368
4,826	Norfolk Southern Corp.	349,692
4,749	Northrop Grumman Corp.	317,661
3,694	Parker Hannifin Corp.	295,446
14,456	Pitney Bowes, Inc.	193,132
5,776	Raytheon Co.	326,460
9,976	Republic Services, Inc.	275,836
8,892	Robert Half International, Inc.	233,860
2,811	Roper Industries, Inc.	288,943
6,248	Ryder System, Inc.	249,982
30,655	Southwest Airlines Co.	274,056
2,427	Stericycle, Inc.*	222,119
10,434	Textron, Inc.	278,796
145	Tyco International Ltd.	8,175
4,322	Union Pacific Corp.	524,864
7,456	United Parcel Service, Inc., Class B	550,327
1,480	United Technologies Corp.	118,178
1,039	W.W. Grainger, Inc.	213,992
		9,536,075
	Information Technology — 19.0%

6,736	Accenture plc, Class A	414,938
2,198	Adobe Systems, Inc.*	68,731
7,591	Akamai Technologies, Inc.*	284,738
4,890	Apple, Inc.	3,253,024
9,472	Broadcom Corp., Class A*	336,540
11,173	CA, Inc.	290,833
15,955	Cisco Systems, Inc.	304,421
5,229	Cognizant Technology Solutions Corp., Class A*	336,120
21,053	Dell, Inc.*	222,951
189	eBay, Inc.*	8,972
1,514	EMC Corp.*	39,803
2,736	F5 Networks, Inc.*	266,733
4,481	Fidelity National Information Services, Inc.	141,151
11,495	First Solar, Inc.*	229,785
1,598	Google, Inc., Class A*	1,094,774
2,503	Harris Corp.	117,716
20,369	Hewlett-Packard Co.	343,829
32,742	Intel Corp.	812,984
4,360	International Business Machines Corp.	849,546
11,701	Jabil Circuit, Inc.	266,549
34,483	LSI Corp.*	268,623
1,071	Mastercard, Inc., Class A	452,926
43,645	Microsoft Corp.	1,345,139
2,371	Molex, Inc.	62,950
6,523	Motorola Solutions, Inc.	310,886
26,496	Oracle Corp.	838,598
12,050	QUALCOMM, Inc.	740,593
5,139	Red Hat, Inc.*	287,990
9,153	Seagate Technology plc	292,987
4,334	Symantec Corp.*	77,275
4,306	Visa, Inc., Class A	552,244
6,752	Western Digital Corp.*	282,369
16,419	Western Union Co. (The)	289,139
32,005	Xerox Corp.	235,877
21,149	Yahoo!, Inc.*	309,833
		16,031,567
	Materials — 2.2%

3,317	Air Products & Chemicals, Inc.	273,918
3,130	Airgas, Inc.	260,009
7,609	Allegheny Technologies, Inc.	225,531
7,813	Bemis Co., Inc.	236,421

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,021	Eastman Chemical Co.	$277,460
7,514	Newmont Mining Corp.	380,810
3,288	Nucor Corp.	123,793
3,735	United States Steel Corp.	72,646
		1,850,588
	Telecommunication Services — 1.8%

21,800	AT&T, Inc.	798,752
8,664	CenturyLink, Inc.	366,141
8,384	Verizon Communications, Inc.	360,009
		1,524,902
	Utilities — 2.7%

7,638	American Electric Power Co., Inc.	328,358
13,005	CenterPoint Energy, Inc.	265,172
613	DTE Energy Co.	35,799
4,269	Entergy Corp.	290,633
4,529	Integrys Energy Group, Inc.	244,521
12,760	Pepco Holdings, Inc.	246,396
10,927	PPL Corp.	320,489
9,512	Public Service Enterprise Group, Inc.	301,150
13,581	TECO Energy, Inc.	235,766
		2,268,284

	Total Common Stocks (Cost $73,664,853)	79,106,560

Principal Amount
	U.S. Government & Agency Security (a) — 1.9%
	Federal Home Loan Bank
$1,571,124	0.00%, due 09/04/12	1,571,124
	Total U.S. Government & Agency Security (Cost $1,571,124)	1,571,124

	Repurchase Agreements (a)(b) — 3.9%
3,297,388	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $3,297,452	3,297,388
	Total Repurchase Agreements (Cost $3,297,388)	3,297,388

	Total Investment Securities (Cost $78,533,365) — 99.6%	83,975,072
	Other assets less liabilities — 0.4%	329,609
	Net Assets — 100.0%	$84,304,681

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $10,102,539.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,681,123
Aggregate gross unrealized depreciation	(2,655,419)
Net unrealized appreciation	$5,025,704
Federal income tax cost of investments	$78,949,368

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	$(16,291,732)	$(1,082,171)

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	17,919,183	1,308,745

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	(8,845,029)	(53,009)

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	12,416,322	71,052

		$244,617

See accompanying notes to schedules of portfolio investments.

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks — 16.7%
	Consumer Discretionary — 2.3%

552	Carnival plc (ADR)	$18,845
1,010	Honda Motor Co., Ltd. (ADR)	32,209
1,575	Intercontinental Hotels Group plc (ADR)	39,958
1,034	Luxottica Group S.p.A. (ADR)	37,534
5,114	Panasonic Corp. (ADR)	34,929
1,553	Pearson plc (ADR)	29,662
1,671	Reed Elsevier N.V. (ADR)	43,613
905	Reed Elsevier plc (ADR)	33,856
1,291	Sony Corp. (ADR)	14,601
615	Toyota Motor Corp. (ADR)	48,967
511	WPP plc (ADR)	33,159
		367,333
	Consumer Staples — 1.5%

709	Anheuser-Busch InBev N.V. (ADR)	59,684
479	British American Tobacco plc (ADR)	50,171
509	Coca Cola Hellenic Bottling Co. S.A. (ADR)*	9,335
607	Delhaize Group S.A. (ADR)	24,049
482	Diageo plc (ADR)	52,644
1,115	Unilever plc (ADR)	40,006
		235,889
	Energy — 1.8%

753	BP plc (ADR)	31,671
636	Cie Generale de Geophysique-Veritas (ADR)*	18,387
478	ENI S.p.A. (ADR)	21,085
660	Repsol YPF S.A. (ADR)	12,137
654	Royal Dutch Shell plc, Class A (ADR)	45,760
627	Royal Dutch Shell plc, Class B (ADR)	45,263
1,617	Statoil ASA (ADR)	41,347
599	Tenaris S.A. (ADR)	24,984
795	Total S.A. (ADR)	39,639
		280,273
	Financials — 2.3%

2,034	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	15,316
2,576	Banco Santander S.A. (ADR)	18,135
822	Barclays plc (ADR)	9,560
1,378	Credit Suisse Group AG (ADR)	26,540
181	Governor & Co. of the Bank of Ireland (The) (ADR)*	938
1,134	HSBC Holdings plc (ADR)	49,476
2,960	ING Groep N.V. (ADR)*	22,437
2,484	Lloyds Banking Group plc (ADR)*	5,117
6,319	Mitsubishi UFJ Financial Group, Inc. (ADR)	28,688
10,603	Mizuho Financial Group, Inc. (ADR)	34,142
1,225	National Bank of Greece S.A. (ADR)*	2,082
9,331	Nomura Holdings, Inc. (ADR)	31,072
1,085	Prudential plc (ADR)	27,125
835	Royal Bank of Scotland Group plc (ADR)*	6,004
5,803	Sumitomo Mitsui Financial Group, Inc. (ADR)	36,095
433	Westpac Banking Corp. (ADR)	55,779
		368,506
	Health Care — 2.7%

969	AstraZeneca plc (ADR)	45,339
4	Biolase, Inc.*	7
923	Elan Corp. plc (ADR)*	10,485
588	Fresenius Medical Care AG & Co. KGaA (ADR)	42,201
1,030	GlaxoSmithKline plc (ADR)	46,855
1,265	Novartis AG (ADR)	74,648
391	Novo Nordisk A/S (ADR)	61,430
1,183	Sanofi (ADR)	48,444
340	Shire plc (ADR)	30,783
771	Smith & Nephew plc (ADR)	40,724
384	Teva Pharmaceutical Industries Ltd. (ADR)	15,199
		416,115
	Industrials — 1.7%

2,402	ABB Ltd. (ADR)*	41,603
1,308	Koninklijke Philips Electronics N.V.	29,914
863	Kubota Corp. (ADR)	41,484
105	Mitsui & Co., Ltd. (ADR)	29,479
1,398	Nidec Corp. (ADR)	27,820
966	Ryanair Holdings plc (ADR)*	29,984
642	Siemens AG (ADR)	60,528
		260,812
	Information Technology — 1.0%

1,329	Advantest Corp. (ADR)	19,696
2,652	Alcatel-Lucent (ADR)*	2,997
417	ARM Holdings plc (ADR)	11,359
456	Canon, Inc. (ADR)	15,180
561	Hitachi Ltd. (ADR)	32,112
690	NICE Systems Ltd. (ADR)*	21,583
1,425	Nokia Oyj (ADR)	4,018
641	SAP AG (ADR)	42,088
1,614	Telefonaktiebolaget LM Ericsson (ADR)	15,010
		164,043
	Materials — 1.5%

3,948	Alumina Ltd. (ADR)	12,041
1,061	BHP Billiton Ltd. (ADR)	69,814
1,116	CRH plc (ADR)	19,608
775	James Hardie Industries SE (ADR)	33,689
77	Randgold Resources Ltd. (ADR)	7,929
374	Rio Tinto plc (ADR)	16,393
1,961	Sims Metal Management Ltd. (ADR)	18,551
764	Syngenta AG (ADR)	51,646
		229,671
	Telecommunication Services — 1.6%

694	BT Group plc (ADR)	23,936
3,013	France Telecom S.A. (ADR)	41,881
2,412	Nippon Telegraph & Telephone Corp. (ADR)	55,693
2,847	NTT DoCoMo, Inc. (ADR)	48,456
1,011	Partner Communications Co., Ltd. (ADR)	4,297
2,636	Portugal Telecom, SGPS, S.A. (ADR)	12,969
1,180	Telecom Italia S.p.A. (ADR)	10,986
1,951	Telefonica S.A. (ADR)	24,504
798	Vodafone Group plc (ADR)	23,078
		245,800

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
	Utilities — 0.3%

749	National Grid plc (ADR)	$40,798
533	Veolia Environnement S.A. (ADR)	5,634
		46,432

	Total Common Stocks (Cost $2,447,389)	2,614,874

No. of Warrants
	Warrants — 0.0%
6	Magnum Hunter Resources Corp., expiring 10/14/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities — 69.1%
	Federal Home Loan Bank
$862,826	0.00%, due 09/04/12	862,826
	U.S. Treasury Bill
9,924,000	0.00%, due 11/01/12	9,922,839
	Total U.S. Government & Agency Securities (Cost $10,785,355)	10,785,665

	Repurchase Agreements (a) — 11.2%
1,747,399	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,747,434	1,747,399
	Total Repurchase Agreements (Cost $1,747,399)	1,747,399

	Total Investment Securities (Cost $14,980,143) — 97.0%	15,147,938
	Other assets less liabilities — 3.0%	470,796
	Net Assets — 100.0%	$15,618,734

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2012, the value of these securities amounted to $– or 0.00% of net assets.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$220,731
Aggregate gross unrealized depreciation	(102,850)
Net unrealized appreciation	$117,881
Federal income tax cost of investments	$15,030,057

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Euro Futures Contracts	16	09/17/12	$1,257,800	$(6,036)

Cash collateral in the amount of $31,901 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE US Dollar Net Total Return Index	$58,102	$(62,228)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets US Dollar Net Total Return Index	1,919,646	(83,249)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000 Total Return Index	900,753	218,791

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Total Return Index	(290,625)	(256,724)

		$(183,410)

See accompanying notes to schedules of portfolio investments.

RAFI® Long/Short

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (a) — 95.6%
	Consumer Discretionary — 9.1%

2,675	Best Buy Co., Inc.	$47,455
1,978	Cablevision Systems Corp., Class A	29,571
453	Charter Communications, Inc., Class A*	35,243
534	Core-Mark Holding Co., Inc.	24,318
1,769	Dana Holding Corp.	24,165
5,504	Ford Motor Co.	51,407
1,457	GameStop Corp., Class A	27,800
2,913	Gannett Co., Inc.	44,452
1,257	Gap, Inc. (The)	45,026
2,698	General Motors Co.*	57,602
4,140	Goodyear Tire & Rubber Co. (The)*	50,508
833	J.C. Penney Co., Inc.	21,725
933	Johnson Controls, Inc.	25,387
714	Lear Corp.	27,725
1,118	Leggett & Platt, Inc.	26,541
1,964	Liberty Interactive Corp., Class A*	35,823
98	Liberty Ventures*	4,516
1,776	Lowe’s Cos., Inc.	50,580
1,055	Macy’s, Inc.	42,527
435	Mohawk Industries, Inc.*	31,342
14,223	Office Depot, Inc.*	21,761
6,269	OfficeMax, Inc.	36,423
3,820	RadioShack Corp.	9,283
935	Royal Caribbean Cruises Ltd.	25,264
735	Sears Holdings Corp.*	38,771
3,050	Staples, Inc.	33,306
1,186	Target Corp.	76,011
2,324	Time Warner, Inc.	96,562
881	TRW Automotive Holdings Corp.*	38,509
610	Visteon Corp.*	28,072
692	Whirlpool Corp.	52,218
		1,159,893
	Consumer Staples — 8.3%

3,344	Altria Group, Inc.	113,562
2,394	Archer-Daniels-Midland Co.	64,040
1,938	Avon Products, Inc.	29,942
1,031	Bunge Ltd.	65,623
2,313	Coca-Cola Enterprises, Inc.	68,303
1,301	ConAgra Foods, Inc.	32,668
1,159	CVS Caremark Corp.	52,793
4,673	Dean Foods Co.*	76,731
997	Kraft Foods, Inc., Class A	41,405
3,480	Kroger Co. (The)	77,534
2,016	Pantry, Inc. (The)*	28,264
27,328	Rite Aid Corp.*	32,520
3,278	Safeway, Inc.	51,301
1,737	Smithfield Foods, Inc.*	33,559
11,308	SUPERVALU, Inc.	26,913
1,726	Sysco Corp.	52,298
2,198	Tyson Foods, Inc., Class A	34,421
1,758	Walgreen Co.	62,866
1,654	Wal-Mart Stores, Inc.	120,080
		1,064,823
	Energy — 12.4%

2,478	Chesapeake Energy Corp.	47,949
1,571	Chevron Corp.	176,203
3,143	ConocoPhillips	178,491
693	Diamond Offshore Drilling, Inc.	46,445
3,126	Exterran Holdings, Inc.*	57,487
690	Exxon Mobil Corp.	60,237
2,359	Forest Oil Corp.*	17,480
1,609	Helix Energy Solutions Group, Inc.*	28,351
1,373	Hess Corp.	69,378
4,531	Marathon Oil Corp.	126,052
2,707	Marathon Petroleum Corp.	140,087
1,002	Murphy Oil Corp.	51,433
1,572	Phillips 66	66,024
2,499	Sunoco, Inc.	117,928
2,444	Tesoro Corp.	97,125
5,724	Valero Energy Corp.	178,932
1,463	Western Refining, Inc.	40,920
661	World Fuel Services Corp.	24,596
3,330	WPX Energy, Inc.*	51,948
		1,577,066
	Financials — 20.5%

2,776	Allstate Corp. (The)	103,489
1,599	American International Group, Inc.*	54,894
168	American National Insurance Co.	11,876
945	Assurant, Inc.	33,311
41,260	Bank of America Corp.	329,667
1,934	Bank of New York Mellon Corp. (The)	43,592
1,366	BB&T Corp.	43,084
1,204	Capital One Financial Corp.	68,062
4,703	CapitalSource, Inc.	32,592
789	Cincinnati Financial Corp.	30,503
6,967	Citigroup, Inc.	206,990
6,024	CNO Financial Group, Inc.	53,614
1,047	Comerica, Inc.	32,153
1,735	CommonWealth REIT (REIT)	25,973
3,383	E*TRADE Financial Corp.*	28,992
1,770	Fidelity National Financial, Inc., Class A	33,347
2,823	Fifth Third Bancorp	42,740
7,799	Genworth Financial, Inc., Class A*	41,257
738	Goldman Sachs Group, Inc. (The)	78,021
5,189	Hartford Financial Services Group, Inc.	93,039
5,756	Hudson City Bancorp, Inc.	41,386
1,735	Interactive Brokers Group, Inc., Class A	23,978
5,168	iStar Financial, Inc. (REIT)*	37,106
3,896	JPMorgan Chase & Co.	144,697
977	Kemper Corp.	29,896
5,995	KeyCorp	50,538
1,141	Legg Mason, Inc.	28,046
2,341	Lincoln National Corp.	54,358
983	Loews Corp.	39,959
1,146	MetLife, Inc.	39,113
4,629	Morgan Stanley	69,435
2,628	Old Republic International Corp.	22,680
2,684	PHH Corp.*	46,836
1,035	Principal Financial Group, Inc.	28,400
1,094	Protective Life Corp.	30,905
556	Prudential Financial, Inc.	30,308
13,888	Regions Financial Corp.	96,660
3,653	SunTrust Banks, Inc.	91,946
19,154	Synovus Financial Corp.	39,840
1,626	Travelers Cos., Inc. (The)	105,267
1,527	Unum Group	29,792
4,666	Weyerhaeuser Co. (REIT)	116,230
2,027	Zions Bancorp.	39,020
		2,623,592

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Health Care — 9.9%

1,122	Aetna, Inc.	$43,096
2,186	AmerisourceBergen Corp.	84,205
9,564	Boston Scientific Corp.*	51,646
1,184	Bristol-Myers Squibb Co.	39,084
2,337	Cardinal Health, Inc.	92,428
612	Cigna Corp.	28,011
2,223	Community Health Systems, Inc.*	60,110
1,444	Coventry Health Care, Inc.	60,114
1,601	Eli Lilly & Co.	71,901
2,573	HCA Holdings, Inc.	73,459
1,169	Health Net, Inc.*	27,179
629	Humana, Inc.	44,080
3,208	Kindred Healthcare, Inc.*	35,801
709	LifePoint Hospitals, Inc.*	28,658
1,154	McKesson Corp.	100,525
804	Omnicare, Inc.	26,034
6,196	Pfizer, Inc.	147,837
7,776	Tenet Healthcare Corp.*	40,357
755	Thermo Fisher Scientific, Inc.	43,299
967	UnitedHealth Group, Inc.	52,508
1,879	WellPoint, Inc.	112,496
		1,262,828
	Industrials — 12.1%

476	Alliant Techsystems, Inc.	23,319
1,141	Avery Dennison Corp.	35,633
2,882	Avis Budget Group, Inc.*	47,323
5,889	Delta Air Lines, Inc.*	50,940
950	EMCOR Group, Inc.	26,249
112	Engility Holdings, Inc.*	2,073
3,362	Exelis, Inc.	33,956
298	FedEx Corp.	26,114
955	General Cable Corp.*	25,871
638	General Dynamics Corp.	41,795
9,372	General Electric Co.	194,094
1,202	Harsco Corp.	24,509
2,959	Hertz Global Holdings, Inc.*	41,959
863	Honeywell International, Inc.	50,442
868	Huntington Ingalls Industries, Inc.*	34,781
2,247	ITT Corp.	44,715
570	Jacobs Engineering Group, Inc.*	22,538
672	L-3 Communications Holdings, Inc.	47,201
663	Lockheed Martin Corp.	60,426
1,003	Manpower, Inc.	37,221
2,738	Masco Corp.	38,770
958	Navistar International Corp.*	21,057
1,212	Northrop Grumman Corp.	81,071
1,178	Oshkosh Corp.*	29,851
703	Owens Corning*	23,452
2,011	Pitney Bowes, Inc.	26,867
3,883	R.R. Donnelley & Sons Co.	42,635
993	Raytheon Co.	56,124
593	Ryder System, Inc.	23,726
1,025	Shaw Group, Inc. (The)*	43,132
2,342	SkyWest, Inc.	20,539
1,462	Terex Corp.*	32,266
1,260	Textron, Inc.	33,667
1,721	Tutor Perini Corp.*	18,260
2,516	United Continental Holdings, Inc.*	46,420
848	URS Corp.	30,876
5,721	US Airways Group, Inc.*	60,986
1,163	Waste Management, Inc.	40,217
		1,541,075
	Information Technology — 8.9%

2,130	AOL, Inc.*	71,717
2,863	Applied Materials, Inc.	33,468
1,140	Arrow Electronics, Inc.*	41,325
1,211	Avnet, Inc.*	39,006
1,626	Computer Sciences Corp.	52,373
2,767	CoreLogic, Inc.*	68,068
3,980	Dell, Inc.*	42,148
902	Fidelity National Information Services, Inc.	28,413
334	Fiserv, Inc.*	23,818
4,835	Hewlett-Packard Co.	81,615
3,623	Ingram Micro, Inc., Class A*	55,323
3,107	Intel Corp.	77,147
115	International Business Machines Corp.	22,408
1,101	Jabil Circuit, Inc.	25,081
714	Lexmark International, Inc., Class A	15,501
6,836	MEMC Electronic Materials, Inc.*	18,321
5,328	Micron Technology, Inc.*	33,087
1,524	Microsoft Corp.	46,970
879	Motorola Solutions, Inc.	41,893
2,871	SAIC, Inc.	35,055
2,594	Sanmina-SCI Corp.*	22,412
1,607	Symantec Corp.*	28,653
566	SYNNEX Corp.*	19,544
891	Tech Data Corp.*	43,285
1,007	Texas Instruments, Inc.	29,243
1,423	Unisys Corp.*	30,068
832	Western Digital Corp.*	34,794
6,060	Xerox Corp.	44,662
2,167	Yahoo!, Inc.*	31,747
		1,137,145
	Materials — 2.9%

3,214	AK Steel Holding Corp.	16,777
6,142	Alcoa, Inc.	52,576
415	Ashland, Inc.	30,556
1,916	Commercial Metals Co.	24,410
1,704	Dow Chemical Co. (The)	49,944
1,840	Huntsman Corp.	26,459
1,262	International Paper Co.	43,615
857	MeadWestvaco Corp.	24,647
970	Nucor Corp.	36,520
1,270	Owens-Illinois, Inc.*	22,200
1,359	Steel Dynamics, Inc.	16,607
1,495	United States Steel Corp.	29,078
		373,389
	Telecommunication Services — 6.2%

5,932	AT&T, Inc.	217,349
12,991	Frontier Communications Corp.	60,018
2,214	NII Holdings, Inc.*	13,815
52,833	Sprint Nextel Corp.*	256,240
1,660	Telephone & Data Systems, Inc.	40,703
4,686	Verizon Communications, Inc.	201,217
		789,342
	Utilities — 5.3%

4,915	AES Corp. (The)*	55,982
1,830	Ameren Corp.	59,877
671	DTE Energy Co.	39,186
949	Edison International	41,557
784	Entergy Corp.	53,375

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)

3,042	Exelon Corp.	$110,942
24,300	GenOn Energy, Inc.*	61,479
662	Integrys Energy Group, Inc.	35,741
4,532	NRG Energy, Inc.	96,713
2,442	Pepco Holdings, Inc.	47,155
878	PG&E Corp.	38,114
1,326	Public Service Enterprise Group, Inc.	41,981
		682,102
	Total Common Stocks (Cost $12,557,862)	12,211,255

Principal Amount
	U.S. Government & Agency Security (a) — 5.4%
	Federal Home Loan Bank
$694,404	0.00%, due 09/04/12	694,404
	Total U.S. Government & Agency Security (Cost $694,404)	694,404

	Repurchase Agreements (a)(b) — 11.8%
1,509,402	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $1,509,433	1,509,402
	Total Repurchase Agreements (Cost $1,509,402)	1,509,402

	Total Investment Securities (Cost $14,761,668) — 112.8%	14,415,061
	Liabilities in excess of other assets — (12.8%)	(1,638,827)
	Net Assets — 100.0%	$12,776,234

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $6,179,323.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                             Real Estate Investment Trust

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,191,983
Aggregate gross unrealized depreciation	(1,638,659)
Net unrealized depreciation	$(446,676)
Federal income tax cost of investments	$14,861,737

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	$(12,585,592)	$(1,750,791)

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	437,653	79,814

Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® U.S. Equity Long/Short Index	(156,788)	(6,838)

Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® U.S. Equity Long/Short Index	67,357	18,787

		$(1,659,028)

See accompanying notes to schedules of portfolio investments.

German Sovereign / Sub-Sovereign ETF

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

	Principal Amount		Value
		Sovereign Governments & Agencies — 81.2%
		Germany — 81.2%

		Bundesrepublik Deutschland
EUR	139,000	4.25%, due 01/04/14	$185,203
	134,000	4.25%, due 07/04/14	182,185
	127,000	3.75%, due 01/04/19	190,434
	126,000	3.50%, due 07/04/19	187,395
	110,000	4.00%, due 01/04/37	189,333
		Free State of Bavaria
	56,000	3.13%, due 01/16/14	73,434
	52,000	4.13%, due 01/16/17	75,136
		Gemeinsame Deutsche Bundeslaender
	69,000	3.25%, due 04/29/14	91,254
		KFW
	138,000	3.13%, due 04/08/16	190,914
	135,000	3.13%, due 06/15/18	190,623
	131,000	3.88%, due 01/21/19	193,098
	133,000	3.63%, due 01/20/20	194,454
	135,000	3.38%, due 01/18/21	195,127
		Landwirtschaftliche Rentenbank
	65,000	3.25%, due 03/12/14	85,863
		State of Baden-Wurttemberg
	70,000	3.25%, due 01/22/14	91,954
	69,000	3.50%, due 01/14/15	93,455
		State of Berlin
	67,000	4.25%, due 09/15/14	91,023
	69,000	3.13%, due 09/14/15	93,664
		State of Brandenburg
	45,000	4.00%, due 10/24/16	64,187
	46,000	3.50%, due 06/15/21	66,419
		State of Hesse
	69,000	3.13%, due 05/13/14	91,212
	65,000	2.00%, due 06/16/15	85,515
		State of North Rhine-Westphalia
	68,000	3.50%, due 11/16/15	93,613
	71,000	2.13%, due 10/13/16	94,506
		State of Rhineland-Palatinate
	45,000	2.88%, due 03/03/17	61,619
		State of Saxony-Anhalt
	45,000	4.50%, due 09/11/17	66,456
	47,000	3.75%, due 04/06/21	69,052
		Total Sovereign Governments & Agencies (Cost $3,261,600)	3,287,128

		Corporate Bonds — 15.9%
		Banks — 11.4%

		Landeskreditbank Baden-Wuerttemberg Foerderbank
	72,000	1.63%, due 08/25/14	93,015
	66,000	3.50%, due 07/04/16	92,054
		Landwirtschaftliche Rentenbank
	64,000	2.88%, due 08/30/21	89,131
		NRW Bank
	71,000	3.38%, due 03/18/14	93,596
	74,000	1.13%, due 07/08/15	94,708
			462,504
		Diversified Financial Services — 2.2%

		HSH Finanzfonds AoeR
	66,000	3.63%, due 06/17/14	87,565

		Municipal — 2.3%

		Gemeinsame Deutsche Bundeslaender
	68,000	3.00%, due 05/17/16	93,037

		Total Corporate Bonds (Cost $647,159)	643,106

		U.S. Government & Agency Security — 0.1%

		Federal Home Loan Bank
	$4,742	0.00%, due 09/04/12	4,742
		Total U.S. Government & Agency Security (Cost $4,742)	4,742

		Repurchase Agreements (a) — 0.3%
	9,604	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $9,604	9,604
		Total Repurchase Agreements (Cost $9,604)	9,604

		Total Investment Securities (Cost $3,923,105) — 97.5%	3,944,580
		Other assets less liabilities — 2.5%	101,694
		Net Assets — 100.0%	$4,046,274

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR                                                European Currency Unit

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,059
Aggregate gross unrealized depreciation	(31,584)
Net unrealized appreciation	$21,475
Federal income tax cost of investments	$3,923,105

See accompanying notes to schedules of portfolio investments.

USD Covered Bond

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	Corporate Bonds (a) — 99.0%
	Capital Markets — 4.0%

	Credit Suisse AG/Guernsey
$320,000	1.63%, due 03/06/15	$325,224
200,000	2.60%, due 05/27/16	210,799
		536,023
	Commercial Banks — 75.9%

	Australia & New Zealand Banking Group Ltd.
250,000	2.40%, due 11/23/16	261,373
	Bank of Montreal
375,000	1.30%, due 10/31/14	382,154
100,000	2.85%, due 06/09/15	106,384
387,000	2.63%, due 01/25/16	412,739
396,000	1.95%, due 01/30/18	414,094
	Bank of Nova Scotia
331,000	1.05%, due 03/20/15	335,646
251,000	1.65%, due 10/29/15	259,356
346,000	2.15%, due 08/03/16	364,054
410,000	1.95%, due 01/30/17	429,124
347,000	1.75%, due 03/22/17	360,293
	Barclays Bank plc
200,000	2.50%, due 09/21/15	207,929
325,000	2.25%, due 05/10/17	334,839
	Canadian Imperial Bank of Commerce
342,000	0.90%, due 09/19/14	345,529
344,000	1.50%, due 12/12/14	352,431
321,000	2.60%, due 07/02/15	339,549
347,000	2.75%, due 01/27/16	371,746
	Commonwealth Bank of Australia
331,000	2.25%, due 03/16/17	343,710
	DNB Boligkreditt AS
293,000	2.10%, due 10/14/15	303,047
280,000	2.90%, due 03/29/17	298,105
	HSBC Bank plc
221,000	1.63%, due 07/07/14	224,671
	National Australia Bank Ltd.
275,000	2.00%, due 06/20/17	281,610
	National Bank of Canada
282,000	2.20%, due 10/19/16	297,967
	Royal Bank of Canada
154,000	3.13%, due 04/14/15	164,043
	Sparebank 1 Boligkreditt AS
202,000	2.63%, due 05/26/17	213,435
254,000	2.30%, due 06/30/18	264,781
	Toronto-Dominion Bank (The)
341,000	0.88%, due 09/12/14	344,366
284,000	2.20%, due 07/29/15	297,659
320,000	1.63%, due 09/14/16	330,805
291,000	1.50%, due 03/13/17	298,807
	UBS AG/London
284,000	1.88%, due 01/23/15	289,885
339,000	2.25%, due 03/30/17	350,321
	Westpac Banking Corp.
250,000	1.38%, due 07/17/15	252,539
200,000	2.45%, due 11/28/16	210,316
		10,043,307
	Diversified Financial Services — 7.2%

	BNP Paribas
360,000	2.20%, due 11/02/15	368,963
	Caisse Centrale Desjardins du Quebec
288,000	2.55%, due 03/24/16	306,562
268,000	1.60%, due 03/06/17	275,897
		951,422
	Mortgage Banks — 7.0%

	Compagnie de Financement Foncier S.A.
300,000	2.25%, due 03/07/14	306,143
200,000	2.50%, due 09/16/15	206,996
	Nordea Eiendomskreditt AS
200,000	1.88%, due 04/07/14	203,561
200,000	2.13%, due 09/22/17	207,184
		923,884
	Thrifts & Mortgage Finance — 4.9%

	Swedbank Hypotek AB
200,000	2.95%, due 03/28/16	213,220
200,000	2.13%, due 08/31/16	207,904
212,000	2.38%, due 04/05/17	221,535
		642,659
	Total Corporate Bonds (Cost $12,882,876)	13,097,295

	U.S. Government & Agency Security — 0.2%
	Federal Home Loan Bank
23,556	0.00%, due 09/04/12	23,556
	Total U.S. Government & Agency Security (Cost $23,556)	23,556

	Repurchase Agreements (b) — 0.3%
47,706	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $47,706	47,706
	Total Repurchase Agreements (Cost $47,706)	47,706

	Total Investment Securities (Cost $12,954,138) — 99.5%	13,168,557
	Other assets less liabilities — 0.5%	64,695
	Net Assets — 100.0%	$13,233,252

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$214,465
Aggregate gross unrealized depreciation	(46)
Net unrealized appreciation	$214,419
Federal income tax cost of investments	$12,954,138

USD Covered Bond invested, as a percentage of net assets, in the following countries as of August 31, 2012:

Australia	10.2%
Canada	51.3%
France	6.7%
Norway	11.3%
Sweden	4.9%
Switzerland	8.8%
United Kingdom	5.8%
Other (1)	1.0%
100.0%

(1)	Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

30 Year TIPS/TSY Spread

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 90.8%

	U.S. Treasury Inflation Index Bond
$3,178,859	0.75%, due 02/15/42	$3,482,080
	Total Long-Term U.S. Treasury Obligation (Cost $3,158,157)	3,482,080

	U.S. Government & Agency Security (a) — 1.4%
	Federal Home Loan Bank
55,597	0.00%, due 09/04/12	55,597
	Total U.S. Government & Agency Security (Cost $55,597)	55,597

	Repurchase Agreements (a)(b) — 3.2%
122,601	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $122,602	122,601
	Total Repurchase Agreements (Cost $122,601)	122,601

	Total Investment Securities (Cost $3,336,355) — 95.4%	3,660,278
	Other assets less liabilities — 4.6%	175,084
	Net Assets — 100.0%	$3,835,362

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $10,006.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$326,184
Aggregate gross unrealized depreciation	(2,261)
Net unrealized appreciation	$323,923
Federal income tax cost of investments	$3,336,355

Swap Agreements

30 Year TIPS/TSY Spread had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	$364,491	$74,512

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	(5,213,964)	(455,133)

		$(380,621)

See accompanying notes to schedules of portfolio investments.

UltraPro 10 Year TIPS/TSY Spread

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 85.2%

	U.S. Treasury Inflation Index Note
$2,989,678	0.13%, due 07/15/22	$3,241,582
	Total Long-Term U.S. Treasury Obligation (Cost $3,243,917)	3,241,582

	U.S. Government & Agency Security (a) — 5.0%
	Federal Home Loan Bank
191,182	0.00%, due 09/04/12	191,182
	Total U.S. Government & Agency Security (Cost $191,182)	191,182

	Repurchase Agreements (a)(b) — 10.3%
392,660	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $392,668	392,660
	Total Repurchase Agreements (Cost $392,660)	392,660

	Total Investment Securities (Cost $3,827,759) — 100.5%	3,825,424
	Liabilities in excess of other assets — (0.5%)	(17,399)
	Net Assets — 100.0%	$3,808,025

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $650,959.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,335)
Net unrealized depreciation	$(2,335)
Federal income tax cost of investments	$3,827,759

Futures Contracts Sold

UltraPro 10 Year TIPS/TSY Spread had the following open short futures contracts as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	2	12/19/12	$267,438	$(2,003)

Cash collateral in the amount of $2,970 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraPro 10 Year TIPS/TSY Spread had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	$(12,485,662)	$(758,538)

Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	294,793	4,806

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	7,892,700	453,709

		$(300,023)

See accompanying notes to schedules of portfolio investments.

Short 30 Year TIPS/TSY Spread

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 89.2%

	U.S. Treasury Bond
$3,265,000	3.13%, due 02/15/42	$3,576,195
	Total Long-Term U.S. Treasury Obligation (Cost $3,267,860)	3,576,195

	U.S. Government & Agency Security (a) — 3.2%
	Federal Home Loan Bank
128,803	0.00%, due 09/04/12	128,803
	Total U.S. Government & Agency Security (Cost $128,803)	128,803

	Repurchase Agreements (a)(b) — 14.8%
590,977	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $590,990	590,977
	Total Repurchase Agreements (Cost $590,977)	590,977

	Total Investment Securities (Cost $3,987,640) — 107.2%	4,295,975
	Liabilities in excess of other assets — (7.2%)	(289,548)
	Net Assets — 100.0%	$4,006,427

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $330,123.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$308,335
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$308,335
Federal income tax cost of investments	$3,987,640

Futures Contract Purchased

Short 30 Year TIPS/TSY Spread had the following open long futures contract as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contract	1	12/19/12	$151,406	$1,624

Cash collateral in the amount of $3,780 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

Short 30 Year TIPS/TSY Spread had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	$(4,021,375)	$(526,223)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	1,764,550	242,664

		$(283,559)

See accompanying notes to schedules of portfolio investments.

UltraPro Short 10 Year TIPS/TSY Spread

Schedule of Portfolio Investments

August 31, 2012 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 87.3%

	U.S. Treasury Note
$3,453,000	1.75%, due 05/15/22	$3,523,409
	Total Long-Term U.S. Treasury Obligation (Cost $3,534,620)	3,523,409

	U.S. Government & Agency Security (a) — 4.3%
	Federal Home Loan Bank
173,455	0.00%, due 09/04/12	173,455
	Total U.S. Government & Agency Security (Cost $173,455)	173,455

	Repurchase Agreements (a)(b) — 11.4%
461,340	Repurchase Agreements with various counterparties, rates 0.15% - 0.19%, dated 08/31/12, due 09/04/12, total to be received $461,350	461,340
	Total Repurchase Agreements (Cost $461,340)	461,340

	Total Investment Securities (Cost $4,169,415) — 103.0%	4,158,204
	Liabilities in excess of other assets — (3.0%)	(121,282)
	Net Assets — 100.0%	$4,036,922

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/12, the aggregate amount held in a segregated account was $1,010,938.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(11,211)
Net unrealized depreciation	$(11,211)
Federal income tax cost of investments	$4,169,415

Futures Contract Purchased

UltraPro Short 10 Year TIPS/TSY Spread had the following open long futures contract as of August 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contract	1	12/19/12	$133,719	$598

Cash collateral in the amount of $1,464 was pledged to cover margin requirements for open futures contracts as of August 31, 2012.

Swap Agreements

UltraPro Short 10 Year TIPS/TSY Spread had the following open swap agreements as of August 31, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	$9,615,526	$570,423

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	(12,141,968)	(705,681)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	233,825	3,714

		$(131,544)

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2012 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 117 operational Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the “Advisor”) of 1,428 shares of ProShares Short S&P500 at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short period may also be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share (“NAV”) of a Fund is determined. These valuations are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1— Quoted prices in active markets for identical assets.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2012 (Unaudited)

•   Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Level 1, 2, or 3 as of August 31, 2012, based on levels assigned to securities on May 31, 2012.

The following is a summary of the valuations as of August 31, 2012 for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Rights/Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra QQQ®	$499,047,257	$1,108,369	$—	$—	$36,330,622	$47,345,850	$30,229,844	$582,723,729	$31,338,213
Ultra Dow30SM	98,729,995	1,023,051	—	—	35,374,647	44,684,362	12,557,652	178,789,004	13,580,703
Ultra S&P500®	942,287,896	4,724,260	—	—	177,833,179	195,760,887	179,908,177	1,315,881,962	184,632,437
Ultra Russell3000	670,291	—	—	—	476,147	1,873,675	1,132,385	3,020,113	1,132,385
Ultra MidCap400	37,795,758	315,937	—	—	14,474,894	20,792,108	6,866,267	73,062,760	7,182,204
Ultra SmallCap600	10,283,065	—	—	—	3,773,336	7,922,047	458,744	21,978,448	458,744
Ultra Russell2000	69,832,691	336,722	4,058	—	17,513,828	26,985,423	9,972,274	114,336,000	10,308,996
UltraPro QQQ®	144,479,862	1,600,220	—	—	915,152	5,008,205	56,486,255	150,403,219	58,086,475
UltraPro Dow30SM	22,921,697	265,845	—	—	1,880,884	12,369,094	7,717,110	37,171,675	7,982,955
UltraPro S&P500®	49,127,029	951,537	—	—	30,231,536	63,609,561	34,287,307	142,968,126	35,238,844
UltraPro MidCap400	6,210,468	120,755	—	—	2,565,692	8,759,913	4,109,014	17,536,073	4,229,769
UltraPro Russell2000	26,598,773	148,761	2,532	—	3,735,607	18,457,186	13,055,291	48,794,098	13,204,052
Ultra Russell1000 Value	2,015,946	—	—	—	419,614	1,320,517	1,182,772	3,756,077	1,182,772
Ultra Russell1000 Growth	7,953,581	—	—	—	1,632,394	3,998,987	692,691	13,584,962	692,691
Ultra Russell MidCap Value	2,535,740	—	—	—	760,248	1,788,686	597,402	5,084,674	597,402
Ultra Russell MidCap Growth	1,367,222	—	—	—	2,069,481	2,920,969	1,203,374	6,357,672	1,203,374
Ultra Russell2000 Value	4,036,408	—	—	—	936,357	3,092,362	728,214	8,065,127	728,214
Ultra Russell2000 Growth	6,399,835	—	352	—	2,115,508	5,203,753	378,556	13,719,448	378,556
Ultra Basic Materials	123,802,227	—	—	—	4,245,190	13,492,055	19,143,497	141,539,472	19,143,497
Ultra Nasdaq Biotechnology	13,885,052	—	—	—	2,119,565	6,755,009	4,213,621	22,759,626	4,213,621
Ultra Consumer Goods	3,519,452	—	—	—	2,356,937	5,244,426	2,451,662	11,120,815	2,451,662
Ultra Consumer Services	2,698,711	—	—	—	1,716,797	3,686,889	2,900,590	8,102,397	2,900,590
Ultra Financials	597,836,460	—	—	—	50,606,945	44,543,592	53,239,137	692,986,997	53,239,137
Ultra Health Care	30,507,005	—	—	—	2,531,864	5,867,491	2,486,832	38,906,360	2,486,832
Ultra Industrials	10,456,833	—	—	—	1,592,603	4,525,351	1,180,125	16,574,787	1,180,125
Ultra Oil & Gas	202,639,372	—	—	—	10,966,122	10,611,818	22,455,659	224,217,312	22,455,659
Ultra Real Estate	256,815,264	—	—	—	29,998,053	29,452,284	51,690,223	316,265,601	51,690,223
Ultra KBW Regional Banking	3,416,410	—	—	—	271,801	734,378	178,054	4,422,589	178,054
Ultra Semiconductors	24,370,059	—	—	—	2,119,568	6,017,502	476,696	32,507,129	476,696
Ultra Technology	69,543,784	—	—	—	2,843,776	6,609,095	11,410,668	78,996,655	11,410,668
Ultra Telecommunications	1,714,981	—	—	—	418,320	1,254,934	572,766	3,388,235	572,766
Ultra Utilities	11,479,499	—	—	—	1,402,151	3,523,305	651,282	16,404,955	651,282
UltraPro Financials	2,282,166	—	—	—	653,398	3,490,179	406,040	6,425,743	406,040
Ultra MSCI EAFE	—	—	—	—	2,276,110	5,806,470	1,054,546	8,082,580	1,054,546
Ultra MSCI Emerging Markets	—	—	—	—	6,726,628	18,124,379	(1,520,778)	24,851,007	(1,520,778)
Ultra MSCI Europe	—	—	—	—	1,169,214	2,147,550	729,957	3,316,764	729,957
Ultra MSCI Pacific ex-Japan	—	—	—	—	128,294	1,094,286	328,364	1,222,580	328,364
Ultra MSCI Brazil	—	—	—	—	1,737,613	7,839,325	(3,903,025)	9,576,938	(3,903,025)
Ultra FTSE China 25	—	—	—	—	10,612,303	22,244,857	(8,094,356)	32,857,160	(8,094,356)
Ultra MSCI Japan	—	—	—	—	3,445,729	8,705,502	(238,139)	12,151,231	(238,139)
Ultra MSCI Mexico Investable Market	—	—	—	—	211,001	978,369	600,046	1,189,370	600,046
Ultra 7-10 Year Treasury	—	299,269	—	470,840,414	32,755,329	81,937,171	2,840,247	585,532,914	3,139,516
Ultra 20+ Year Treasury	—	9,055	—	1,054,140	162,232	1,218,930	8,965,549	2,435,302	8,974,604
Ultra High Yield	—	—	—	—	1,062,587	2,713,608	514,291	3,776,195	514,291

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2012 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Rights/Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra Investment Grade Corporate	—	—	—	—	1,863,420	2,281,196	950,464	4,144,616	950,464
Short QQQ®	—	(2,416,541)	—	—	95,963,488	137,340,574	(12,701,859)	233,304,062	(15,118,400)
Short Dow30SM	—	(437,173)	—	—	111,611,177	151,792,730	(8,708,913)	263,403,907	(9,146,086)
Short S&P500®	—	(3,690,213)	—	—	850,895,151	1,089,377,428	(105,213,843)	1,940,272,579	(108,904,056)
Short MidCap400	—	(55,358)	—	—	11,364,626	14,540,324	(922,996)	25,904,950	(978,354)
Short SmallCap600	—	—	—	—	5,040,713	11,593,542	(881,947)	16,634,255	(881,947)
Short Russell2000	—	(881,672)	—	—	211,658,698	274,464,305	(6,922,894)	486,123,003	(7,804,566)
UltraShort QQQ®	—	(1,039,933)	—	—	148,079,456	326,234,824	(55,928,370)	474,314,280	(56,968,303)
UltraShort Dow30SM	—	(88,849)	—	—	90,304,830	228,544,419	(37,831,099)	318,849,249	(37,919,948)
UltraShort S&P500®	—	(2,218,288)	—	—	768,788,962	1,089,235,427	(356,189,849)	1,858,024,389	(358,408,137)
UltraShort Russell3000	—	—	—	—	346,506	1,277,167	(235,498)	1,623,673	(235,498)
UltraShort MidCap400	—	(15,452)	—	—	13,222,935	21,240,038	(1,261,098)	34,462,973	(1,276,550)
UltraShort SmallCap600	—	—	—	—	4,564,628	11,931,436	(977,152)	16,496,064	(977,152)
UltraShort Russell2000	—	(311,097)	—	—	129,935,940	243,059,288	(30,159,081)	372,995,228	(30,470,178)
UltraPro Short QQQ®	—	(467,607)	—	—	60,782,699	151,651,237	(37,576,222)	212,433,936	(38,043,829)
UltraPro Short Dow30SM	—	(36,600)	—	—	28,605,422	72,717,516	(7,659,766)	101,322,938	(7,696,366)
UltraPro Short S&P500®	—	(1,139,274)	—	—	199,735,540	358,694,231	(59,922,295)	558,429,771	(61,061,569)
UltraPro Short MidCap400	—	14,222	—	—	2,281,900	7,980,882	(697,725)	10,262,782	(683,503)
UltraPro Short Russell2000	—	38,242	—	—	23,840,305	64,577,608	(11,580,949)	88,417,913	(11,542,707)
UltraShort Russell1000 Value	—	—	—	—	337,226	1,331,056	(74,873)	1,668,282	(74,873)
UltraShort Russell1000 Growth	—	—	—	—	463,944	1,539,734	(181,634)	2,003,678	(181,634)
UltraShort Russell MidCap Value	—	—	—	—	328,163	1,086,786	(168,991)	1,414,949	(168,991)
UltraShort Russell MidCap Growth	—	—	—	—	433,138	1,462,659	(170,650)	1,895,797	(170,650)
UltraShort Russell2000 Value	—	—	—	—	1,236,741	3,548,335	(433,847)	4,785,076	(433,847)
UltraShort Russell2000 Growth	—	—	—	—	1,805,975	5,726,703	(602,825)	7,532,678	(602,825)
Short Basic Materials	—	—	—	—	2,501,926	6,054,387	292,431	8,556,313	292,431
Short Financials	—	—	—	—	36,772,010	50,477,944	227,335	87,249,954	227,335
Short Oil & Gas	—	—	—	—	1,821,984	3,031,400	(110,079)	4,853,384	(110,079)
Short Real Estate	—	—	—	—	7,832,949	18,189,039	(1,444,767)	26,021,988	(1,444,767)
Short KBW Regional Banking	—	—	—	—	1,269,343	3,402,784	(203,492)	4,672,127	(203,492)
UltraShort Basic Materials	—	—	—	—	12,206,238	25,092,692	2,345,552	37,298,930	2,345,552
UltraShort Nasdaq Biotechnology	—	—	—	—	979,347	3,988,660	(791,078)	4,968,007	(791,078)
UltraShort Consumer Goods	—	—	—	—	952,908	2,670,429	(273,269)	3,623,337	(273,269)
UltraShort Consumer Services	—	—	—	—	2,641,169	7,337,647	(891,036)	9,978,816	(891,036)
UltraShort Financials	—	—	—	—	71,381,916	137,530,123	859,564	208,912,039	859,564
UltraShort Health Care	—	—	—	—	1,302,067	4,490,798	(703,963)	5,792,865	(703,963)
UltraShort Industrials	—	—	—	—	1,742,964	6,144,020	(293,614)	7,886,984	(293,614)

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2012 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Rights/Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
UltraShort Oil & Gas	—	—	—	—	21,156,838	38,122,226	(2,822,447)	59,279,064	(2,822,447)
UltraShort Real Estate	—	—	—	—	48,744,006	92,812,425	(24,812,983)	141,556,431	(24,812,983)
UltraShort Semiconductors	—	—	—	—	2,293,157	7,943,300	1,748,888	10,236,457	1,748,888
UltraShort Technology	—	—	—	—	1,915,229	6,117,114	(722,655)	8,032,343	(722,655)
UltraShort Telecommunications	—	—	—	—	311,215	1,514,376	(221,889)	1,825,591	(221,889)
UltraShort Utilities	—	—	—	—	762,031	2,405,486	(427,879)	3,167,517	(427,879)
UltraPro Short Financials	—	—	—	—	545,012	3,372,152	(496,532)	3,917,164	(496,532)
Short MSCI EAFE	—	—	—	—	102,347,284	102,508,931	(25,800,701)	204,856,215	(25,800,701)
Short MSCI Emerging Markets	—	—	—	—	139,065,367	193,573,279	(30,855,635)	332,638,646	(30,855,635)
Short FTSE China 25	—	—	—	—	4,181,050	7,799,728	(939,639)	11,980,778	(939,639)
UltraShort MSCI EAFE	—	—	—	—	3,272,640	16,800,646	(5,280,828)	20,073,286	(5,280,828)
UltraShort MSCI Emerging Markets	—	—	—	—	68,693,795	66,546,611	(18,541,538)	135,240,406	(18,541,538)
UltraShort MSCI Europe	—	—	—	—	95,941,289	193,336,670	(90,076,888)	289,277,959	(90,076,888)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	525,670	1,996,666	(1,135,085)	2,522,336	(1,135,085)
UltraShort MSCI Brazil	—	—	—	—	4,369,023	16,488,910	(1,227,751)	20,857,933	(1,227,751)
UltraShort FTSE China 25	—	—	—	—	67,308,168	99,696,480	26,810,237	167,004,648	26,810,237
UltraShort MSCI Japan	—	—	—	—	2,291,919	7,277,427	(121,677)	9,569,346	(121,677)
UltraShort MSCI Mexico Investable Market	—	—	—	—	449,896	1,148,901	(195,693)	1,598,797	(195,693)
Short 7-10 Year Treasury	—	(2,003)	—	—	6,950,240	8,530,655	(1,056,564)	15,480,895	(1,058,567)
Short 20+ Year Treasury	—	(82,802)	—	—	354,645,640	574,304,454	(189,556,480)	928,950,094	(189,639,282)
Short High Yield	—	—	—	—	16,014,471	19,229,857	(5,876,337)	35,244,328	(5,876,337)
Short Investment Grade Corporate	—	—	—	—	1,576,005	1,966,316	(535,206)	3,542,321	(535,206)
UltraShort 3-7 Year Treasury	—	—	—	—	1,576,935	3,469,745	(241,730)	5,046,680	(241,730)
UltraShort 7-10 Year Treasury	—	(74,095)	—	—	151,911,640	204,691,280	(52,689,655)	356,602,920	(52,763,750)
UltraShort 20+ Year Treasury	—	(772,337)	—	—	1,438,912,104	2,291,604,769	(1,027,666,066)	3,730,516,873	(1,028,438,403)
UltraShort TIPS	—	—	—	—	1,856,345	2,963,633	(875,656)	4,819,978	(875,656)
UltraPro Short 20+ Year Treasury	—	(12,989)	—	—	4,032,333	13,898,951	(1,968,575)	17,931,284	(1,981,564)
Credit Suisse 130/30	79,106,560	—	—	—	1,571,124	3,297,388	244,617	83,975,072	244,617
Hedge Replication ETF	2,614,874	(6,036)	—	—	10,785,665	1,747,399	(183,410)	15,147,938	(189,446)
RAFI® Long/Short	12,211,255	—	—	—	694,404	1,509,402	(1,659,028)	14,415,061	(1,659,028)
German Sovereign / Sub-Sovereign ETF	—	—	—	643,106	3,291,870	9,604	—	3,944,580	—
USD Covered Bond	—	—	—	13,097,295	23,556	47,706	—	13,168,557	—
30 Year TIPS/TSY Spread	—	—	—	3,482,080	55,597	122,601	(380,621)	3,660,278	(380,621)
UltraPro 10 Year TIPS/TSY Spread	—	(2,003)	—	3,241,582	191,182	392,660	(300,023)	3,825,424	(302,026)
Short 30 Year TIPS/TSY Spread	—	1,624	—	3,576,195	128,803	590,977	(283,559)	4,295,975	(281,935)

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2012 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Rights/Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
UltraPro Short 10 Year TIPS/TSY Spread	—	598	—	3,523,409	173,455	461,340	(131,544)	4,158,204	(130,946)

* These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase agreements only with major global financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2012, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2012 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.18%, dated 08/31/12, due 09/04/12 (1)	BNP Paribas Securities Corp., 0.18%, dated 08/31/12, due 09/04/12 (2)	BNP Paribas Securities Corp., 0.19%, dated 08/31/12, due 09/04/12 (3)	Credit Suisse (USA) LLC, 0.15%, dated 08/31/12, due 09/04/12 (4)	Credit Suisse (USA) LLC, 0.18%, dated 08/31/12, due 09/04/12 (5)	Credit Suisse (USA) LLC, 0.19%, dated 08/31/12, due 09/04/12 (6)	ING Financial Markets LLC, 0.19%, dated 08/31/12, due 09/04/12 (7)	JPMorgan Securities, Inc., 0.17%, dated 08/31/12, due 09/04/12 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, dated 08/31/12, due 09/04/12 (9)
Ultra QQQ®	$294,637	$1,841,482	$9,575,704	$12,920,809	$3,680,511	$8,863,462	$2,234,129	$779,207	$7,155,909
Ultra Dow30SM	229,540	1,434,624	7,460,043	10,733,572	4,525,525	7,439,159	2,274,514	1,541,539	9,045,846
Ultra S&P500®	1,130,723	7,067,019	36,748,498	50,789,504	17,114,506	34,977,988	9,536,720	4,675,327	33,720,602
Ultra Russell3000	6,046	37,789	196,505	342,356	267,322	243,653	107,611	124,078	548,315
Ultra MidCap400	107,633	672,704	3,498,061	5,019,289	2,087,887	3,477,268	1,055,533	703,585	4,170,148
Ultra SmallCap600	47,915	299,471	1,557,250	2,120,284	645,833	1,456,651	378,554	153,369	1,262,720
Ultra Russell2000	108,759	679,744	3,534,667	5,583,251	3,380,248	3,922,806	1,475,728	1,426,960	6,873,260
UltraPro QQQ®	11,621	72,631	377,682	778,426	812,938	564,636	303,164	407,064	1,680,043
UltraPro Dow30SM	23,884	149,277	776,238	1,777,542	2,112,165	1,302,612	765,217	1,085,358	4,376,801
UltraPro S&P500®	383,893	2,399,329	12,476,508	16,999,374	5,203,900	11,680,036	3,042,453	1,245,435	10,178,633
UltraPro MidCap400	32,580	203,626	1,058,857	1,730,399	1,156,339	1,221,418	488,364	508,471	2,359,859
UltraPro Russell2000	24,581	153,631	798,880	2,319,565	3,391,467	1,732,748	1,179,677	1,803,262	7,053,375
Ultra Russell1000 Value	5,328	33,303	173,174	273,405	165,273	192,082	72,192	69,722	336,038
Ultra Russell1000 Growth	20,729	129,555	673,687	966,201	400,969	669,317	202,918	134,863	800,748
Ultra Russell MidCap Value	9,654	60,337	313,753	443,673	171,063	306,669	89,455	53,973	340,109
Ultra Russell MidCap Growth	13,582	84,885	441,402	658,804	326,674	459,135	153,549	124,407	658,531
Ultra Russell2000 Value	11,890	74,314	386,433	622,563	399,771	438,599	171,068	173,036	814,688
Ultra Russell2000 Growth	26,864	167,897	873,067	1,253,971	524,155	868,859	264,428	177,322	1,047,190
Ultra Basic Materials	53,907	336,920	1,751,983	2,777,352	1,700,221	1,952,346	739,434	721,247	3,458,645
Ultra Nasdaq Biotechnology	26,915	168,219	874,741	1,388,287	852,854	976,054	370,464	362,338	1,735,137
Ultra Consumer Goods	29,929	187,058	972,704	1,349,732	466,357	930,139	256,729	131,276	920,502
Ultra Consumer Services	21,801	136,254	708,520	971,751	311,384	668,398	177,884	79,666	611,231
Ultra Financials	182,827	1,142,666	5,941,862	9,315,438	5,508,031	6,538,218	2,424,621	2,300,555	11,189,374
Ultra Health Care	32,151	200,942	1,044,896	1,469,920	550,685	1,015,182	291,793	169,036	1,092,886
Ultra Industrials	20,224	126,397	657,265	996,041	523,831	695,715	240,686	206,325	1,058,867
Ultra Oil & Gas	63,893	399,334	2,076,536	2,831,435	871,412	1,945,681	508,079	210,270	1,705,178
Ultra Real Estate	175,230	1,095,189	5,694,981	7,795,186	2,464,076	5,359,998	1,417,319	618,487	4,831,818
Ultra KBW Regional Banking	3,451	21,572	112,172	166,742	81,333	116,136	38,479	30,666	163,827
Ultra Semiconductors	26,915	168,220	874,742	1,325,168	696,051	925,558	319,968	273,970	1,406,910
Ultra Technology	36,111	225,697	1,173,622	1,652,612	622,515	1,141,532	329,024	192,109	1,235,873
Ultra Telecommunications	5,312	33,200	172,640	267,298	151,685	187,278	67,758	62,137	307,626
Ultra Utilities	17,805	111,282	578,665	837,484	363,200	580,962	180,347	126,429	727,131
UltraPro Financials	8,297	51,856	269,656	548,456	562,227	397,279	210,594	280,383	1,161,431
Ultra MSCI EAFE	25,094	156,836	815,548	1,252,282	690,658	876,357	311,747	278,936	1,399,012
Ultra MSCI Emerging Markets	70,181	438,629	2,280,871	3,663,650	2,332,407	2,580,017	1,000,952	1,005,997	4,751,675
Ultra MSCI Europe	8,498	53,115	276,200	439,607	272,404	309,193	117,977	116,164	554,392
Ultra MSCI Pacific ex-Japan	1,629	10,182	52,947	142,693	197,350	106,008	69,353	104,058	410,066
Ultra MSCI Brazil	22,065	137,906	717,110	1,335,096	1,188,513	957,752	461,291	572,820	2,446,772

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2012 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.18%, dated 08/31/12, due 09/04/12 (1)	BNP Paribas Securities Corp., 0.18%, dated 08/31/12, due 09/04/12 (2)	BNP Paribas Securities Corp., 0.19%, dated 08/31/12, due 09/04/12 (3)	Credit Suisse (USA) LLC, 0.15%, dated 08/31/12, due 09/04/12 (4)	Credit Suisse (USA) LLC, 0.18%, dated 08/31/12, due 09/04/12 (5)	Credit Suisse (USA) LLC, 0.19%, dated 08/31/12, due 09/04/12 (6)	ING Financial Markets LLC, 0.19%, dated 08/31/12, due 09/04/12 (7)	JPMorgan Securities, Inc., 0.17%, dated 08/31/12, due 09/04/12 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, dated 08/31/12, due 09/04/12 (9)
Ultra FTSE China 25	61,114	381,964	1,986,212	3,743,401	3,404,971	2,689,150	1,314,080	1,650,301	7,013,664
Ultra MSCI Japan	43,755	273,471	1,422,047	2,062,117	902,568	1,430,917	446,423	316,340	1,807,864
Ultra MSCI Mexico Investable Market	2,679	16,746	87,080	164,385	149,942	118,111	57,825	72,725	308,876
Ultra 7-10 Year Treasury	413,402	2,583,763	13,435,567	19,456,201	8,460,999	13,497,950	4,196,404	2,951,310	16,941,575
Ultra 20+ Year Treasury	2,060	12,876	66,953	166,332	214,510	122,765	76,413	111,835	445,186
Ultra High Yield	13,493	84,332	438,528	638,395	284,502	443,250	139,654	101,030	570,424
Ultra Investment Grade Corporate	13,582	84,888	441,419	604,065	190,638	415,341	109,743	47,741	373,779
Short QQQ®	659,937	4,124,603	21,447,937	31,618,716	14,897,188	21,995,290	7,146,718	5,494,931	29,955,254
Short Dow30SM	810,341	5,064,628	26,336,067	37,382,829	14,710,125	25,854,560	7,621,899	4,728,454	29,283,827
Short S&P500®	6,147,731	38,423,318	199,801,254	278,284,047	98,372,509	191,888,583	53,564,638	28,418,475	194,476,873
Short MidCap400	80,825	505,155	2,626,809	3,677,302	1,339,698	2,537,717	719,157	399,761	2,653,900
Short SmallCap600	64,009	400,057	2,080,295	2,918,937	1,077,632	2,015,105	574,901	325,980	2,136,626
Short Russell2000	1,533,527	9,584,543	49,839,623	69,649,931	25,117,670	48,052,311	13,547,956	7,415,200	49,723,544
UltraShort QQQ®	1,042,339	6,514,622	33,876,033	59,295,824	46,770,399	42,224,962	18,772,323	21,776,708	95,961,614
UltraShort Dow30SM	670,569	4,191,058	21,793,501	39,744,505	34,057,771	28,442,758	13,354,950	16,246,364	70,042,943
UltraShort S&P500®	5,674,257	35,464,106	184,413,351	264,020,153	108,604,104	182,844,838	55,174,056	36,265,619	216,774,943
UltraShort Russell3000	4,400	27,500	143,002	241,751	176,177	171,400	72,399	79,947	360,591
UltraShort MidCap400	104,422	652,640	3,393,730	4,960,997	2,252,698	3,446,685	1,097,180	810,577	4,521,109
UltraShort SmallCap600	57,964	362,272	1,883,815	2,765,884	1,280,500	1,922,889	618,710	466,879	2,572,523
UltraShort Russell2000	884,327	5,527,046	28,740,641	47,420,970	32,510,941	33,515,139	13,617,772	14,435,121	66,407,331
UltraPro Short QQQ®	370,499	2,315,616	12,041,204	24,131,315	24,212,909	17,452,559	9,116,340	12,017,048	49,993,747
UltraPro Short Dow30SM	204,534	1,278,335	6,647,340	12,380,111	11,027,680	8,881,421	4,279,417	5,315,809	22,702,869
UltraPro Short S&P500®	1,342,817	8,392,604	43,641,543	71,118,359	47,159,297	50,180,603	19,967,227	20,675,220	96,216,561
UltraPro Short MidCap400	28,977	181,103	941,737	1,555,253	1,068,812	1,099,320	447,348	474,983	2,183,349
UltraPro Short Russell2000	157,872	986,700	5,130,840	10,278,922	10,308,352	7,433,778	3,881,658	5,115,511	21,283,975
UltraShort Russell1000 Value	4,282	26,764	139,173	242,816	190,188	172,842	76,491	88,361	390,139
UltraShort Russell1000 Growth	5,891	36,821	191,469	309,111	199,681	217,832	85,277	86,638	407,014
UltraShort Russell MidCap Value	4,167	26,045	135,433	218,446	140,747	153,921	60,160	61,004	286,863
UltraShort Russell MidCap Growth	5,500	34,376	178,755	290,740	191,772	205,091	81,337	83,901	391,187
UltraShort Russell2000 Value	15,705	98,154	510,401	776,402	414,046	542,599	189,244	164,315	837,469
UltraShort Russell2000 Growth	22,933	143,331	745,323	1,180,416	720,529	829,668	313,675	305,267	1,465,561
Short Basic Materials	31,770	198,566	1,032,541	1,474,472	598,661	1,020,725	305,889	197,745	1,194,018
Short Financials	266,357	1,664,732	8,656,606	12,337,635	4,959,353	8,538,323	2,545,288	1,624,209	9,885,441
Short Oil & Gas	15,518	96,987	504,331	726,538	308,187	503,641	154,489	105,478	616,231
Short Real Estate	99,466	621,663	3,232,646	4,550,685	1,711,441	3,143,218	905,232	527,330	3,397,358
Short KBW Regional Banking	16,119	100,742	523,856	776,407	374,127	540,532	177,863	139,999	753,139
UltraShort Basic Materials	91,523	572,018	2,974,491	4,902,445	3,351,397	3,464,342	1,405,079	1,486,457	6,844,940
UltraShort Nasdaq Biotechnology	12,436	77,726	404,175	715,705	578,503	510,383	230,570	271,363	1,187,799

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2012 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.18%, dated 08/31/12, due 09/04/12 (1)	BNP Paribas Securities Corp., 0.18%, dated 08/31/12, due 09/04/12 (2)	BNP Paribas Securities Corp., 0.19%, dated 08/31/12, due 09/04/12 (3)	Credit Suisse (USA) LLC, 0.15%, dated 08/31/12, due 09/04/12 (4)	Credit Suisse (USA) LLC, 0.18%, dated 08/31/12, due 09/04/12 (5)	Credit Suisse (USA) LLC, 0.19%, dated 08/31/12, due 09/04/12 (6)	ING Financial Markets LLC, 0.19%, dated 08/31/12, due 09/04/12 (7)	JPMorgan Securities, Inc., 0.17%, dated 08/31/12, due 09/04/12 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, dated 08/31/12, due 09/04/12 (9)
UltraShort Consumer Goods	12,100	75,628	393,264	592,778	305,508	413,720	141,460	118,989	616,982
UltraShort Consumer Services	33,539	209,617	1,090,006	1,637,523	833,175	1,142,325	387,706	322,137	1,681,619
UltraShort Financials	483,609	3,022,558	15,717,302	26,327,423	18,759,098	18,643,892	7,762,683	8,446,347	38,367,211
UltraShort Health Care	16,534	103,339	537,361	882,033	596,446	622,955	250,936	263,463	1,217,731
UltraShort Industrials	22,133	138,330	719,318	1,192,048	826,598	842,974	344,984	368,560	1,689,075
UltraShort Oil & Gas	163,284	1,020,524	5,306,724	8,177,618	4,566,328	5,725,676	2,051,790	1,855,742	9,254,540
UltraShort Real Estate	318,039	1,987,745	10,336,273	17,516,509	12,840,046	12,423,011	5,267,130	5,838,310	26,285,362
UltraShort Semiconductors	29,119	181,997	946,383	1,556,339	1,057,723	1,099,474	444,286	468,106	2,159,873
UltraShort Technology	24,320	152,002	790,412	1,255,589	773,467	882,870	335,661	329,003	1,573,790
UltraShort Telecommunications	3,952	24,700	128,438	248,564	236,322	179,091	90,173	115,813	487,323
UltraShort Utilities	9,677	60,479	314,489	497,144	301,711	349,332	131,609	127,502	613,543
UltraPro Short Financials	6,920	43,255	224,925	496,926	566,963	362,937	207,219	289,101	1,173,906
Short MSCI EAFE	525,105	3,281,908	17,065,921	24,579,156	10,413,814	17,037,798	5,222,930	3,560,884	20,821,415
Short MSCI Emerging Markets	920,255	5,751,593	29,908,282	44,267,105	21,210,954	30,812,410	10,106,677	7,908,976	42,687,027
Short FTSE China 25	25,158	157,239	817,644	1,424,818	1,113,051	1,014,063	448,002	516,697	2,283,056
UltraShort MSCI EAFE	41,557	259,733	1,350,613	2,688,785	2,671,330	1,943,242	1,008,202	1,322,806	5,514,378
UltraShort MSCI Emerging Markets	251,430	1,571,439	8,171,481	13,263,576	8,699,262	9,353,710	3,696,531	3,797,484	17,741,698
UltraShort MSCI Europe	532,666	3,329,161	17,311,637	32,580,281	29,561,018	23,400,896	11,415,917	14,318,280	60,886,814
UltraShort MSCI Pacific ex-Japan	6,675	41,720	216,943	371,811	279,841	264,073	113,882	128,369	573,352
UltraShort MSCI Brazil	55,480	346,748	1,803,089	3,081,172	2,303,307	2,187,540	939,247	1,054,211	4,718,116
UltraShort FTSE China 25	368,396	2,302,473	11,972,861	19,621,436	13,212,281	13,855,170	5,566,266	5,826,761	26,970,836
UltraShort MSCI Japan	29,104	181,898	945,872	1,498,877	916,491	1,053,583	398,748	388,583	1,864,271
UltraShort MSCI Mexico Investable Market	5,713	35,706	185,671	270,292	120,451	187,669	59,127	42,772	241,500
Short 7-10 Year Treasury	50,164	313,528	1,630,345	2,240,070	726,485	1,541,234	412,534	188,937	1,427,358
Short 20+ Year Treasury	2,535,418	15,846,364	82,401,092	125,469,246	67,152,894	87,698,305	30,651,396	26,701,124	135,848,615
Short High Yield	101,780	636,124	3,307,846	4,709,411	1,882,583	3,258,630	968,583	613,609	3,751,291
Short Investment Grade Corporate	11,125	69,529	361,549	503,143	176,955	346,890	96,588	50,830	349,707
UltraShort 3-7 Year Treasury	20,025	125,154	650,798	899,707	303,709	619,642	169,090	83,147	598,473
UltraShort 7-10 Year Treasury	995,764	6,223,522	32,362,317	47,491,489	21,938,243	33,014,373	10,609,692	7,986,973	44,068,907
UltraShort 20+ Year Treasury	7,984,817	49,905,104	259,506,540	436,474,418	314,164,565	309,255,451	129,597,077	141,956,209	642,760,588
UltraShort TIPS	14,687	91,795	477,336	695,737	311,781	483,153	152,689	111,154	625,301
UltraPro Short 20+ Year Treasury	51,204	320,025	1,664,137	2,730,817	1,845,314	1,928,632	776,537	814,897	3,767,388
Credit Suisse 130/30	19,951	124,692	648,401	882,735	268,663	606,434	157,541	63,720	525,251
Hedge Replication ETF	10,957	68,478	356,087	479,347	134,052	328,695	82,174	27,391	260,218
RAFI® Long/Short	8,818	55,111	286,579	394,603	129,805	271,593	73,192	34,397	255,304
German Sovereign / Sub-Sovereign ETF	60	376	1,957	2,634	737	1,807	452	152	1,429
USD Covered Bond	299	1,869	9,722	13,087	3,660	8,974	2,243	749	7,103
30 Year TIPS/TSY Spread	706	4,412	22,945	31,743	10,765	21,865	5,980	2,965	21,220
UltraPro 10 Year TIPS/TSY Spread	2,428	15,173	78,900	106,680	30,868	73,206	18,583	6,727	60,095

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2012 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.18%, dated 08/31/12, due 09/04/12 (1)	BNP Paribas Securities Corp., 0.18%, dated 08/31/12, due 09/04/12 (2)	BNP Paribas Securities Corp., 0.19%, dated 08/31/12, due 09/04/12 (3)	Credit Suisse (USA) LLC, 0.15%, dated 08/31/12, due 09/04/12 (4)	Credit Suisse (USA) LLC, 0.18%, dated 08/31/12, due 09/04/12 (5)	Credit Suisse (USA) LLC, 0.19%, dated 08/31/12, due 09/04/12 (6)	ING Financial Markets LLC, 0.19%, dated 08/31/12, due 09/04/12 (7)	JPMorgan Securities, Inc., 0.17%, dated 08/31/12, due 09/04/12 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, dated 08/31/12, due 09/04/12 (9)
Short 30 Year TIPS/TSY Spread	1,636	10,223	53,157	99,810	90,200	71,671	34,870	43,645	185,765
UltraPro Short 10 Year TIPS/TSY Spread	2,203	13,766	71,585	105,782	50,348	73,614	24,055	18,695	101,292

	$40,000,000	$250,000,000	$1,300,000,000	$2,000,000,000	$1,110,451,776	$1,400,000,000	$500,000,000	$450,000,000	$2,249,999,997

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2012 as follows:

(1) U.S. Treasury Note, 2.50%, due 03/31/15, which had an aggregate value of $40,800,048.

(2) U.S. Treasury Notes, 2.25% to 4.25%, due 08/15/14 to 01/31/15, which had an aggregate value of $255,000,066.

(3) Federal Home Loan Bank, 0% to 5.25%, due 09/26/12 to 07/02/14; Federal Home Loan Mortgage Corp., 0% to 4.88%, due 09/06/12 to 07/31/19; Federal National Mortgage Association, 0.50% to 4.63%, due 08/09/13 to 03/15/16, which had an aggregate value of $1,326,000,417.

(4) U.S. Treasury Bonds, 0.75% to 3.88%, due 01/15/25 to 02/15/42, which had an aggregate value of $2,040,005,342.

(5) U.S. Treasury Bonds, 0%, due 11/15/12 to 05/15/42, which had an aggregate value of $1,132,664,151.

(6) U.S. Treasury Bills, 0%, due 09/06/12 to 08/22/13; U.S. Treasury Note, 0.25%, due 02/28/14, which had an aggregate value of $1,428,002,687.

(7) Federal Home Loan Bank, 0.25%, due 07/19/13; Federal National Mortgage Association, 0.45% to 6.63%, due 09/06/12 to 11/15/30, which had an aggregate value of $510,005,040.

(8) U.S. Treasury Bonds, 0%, due 05/15/13 to 11/15/41; U.S. Treasury Notes, 0%, due 06/30/13 to 12/31/16, which had an aggregate value of $459,001,420.

(9) U.S. Treasury Bills, 0%, due 09/06/12 to 08/22/13; U.S. Treasury Bonds, 0% to 3.63%, due 04/15/28 to 02/15/40; U.S. Treasury Notes, 1.38% to 4.25%, due 04/15/13 to 12/31/18, which had an aggregate value of $2,295,000,005.

Real Estate Investment Trusts (“REITs”)

The Funds may invest in equity or mortgage REITs.  Equity REITs invest primarily in real property while mortgage REITs invest in construction, development and long-term mortgage loans.  The value of a REIT investment may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and the possibility of failing to maintain exempt status under the 1940 Act.

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2012 (Unaudited)

Covered Bonds

ProShares USD Covered Bond generally invests in debt securities, primarily Covered Bonds — debt instruments that are issued by a financial institution and are secured by a segregated pool of financial assets, typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents.

Sovereign / Sub-Sovereign Debt Securities

The ProShares German Sovereign / Sub-Sovereign ETF generally invests in fixed rate debt securities of the Federal Republic of Germany (“Sovereign”) as well as local governments and entities or agencies guaranteed by various German governments (“Sub-Sovereign”) issuers.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities (“TIPs”) are inflation-indexed bonds issued by the U.S. Treasury.  Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statements of Operations.

Accounting for Derivatives Instruments

In seeking to achieve each Fund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund’s investment objective.

Currently, the Advisor has claimed an exclusion from registration as a commodity pool operator and commodity trading advisor under the Commodity Exchange Act (“CEA”). On February 9, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted amendments to its rules that will likely affect the ability of the Advisor and certain Funds to continue to claim this exclusion after December 31, 2012. If a Fund were no longer able to claim the exclusion, certain Funds and the Advisor would be subject to regulation under the CEA. In addition, the CFTC, in conjunction with other federal regulators, also recently proposed stricter margin requirements for certain swap transactions. If adopted, the proposed requirements could increase the amount of margin necessary to conduct many swap transactions, limit the types of assets that can be used as collateral for such transactions, and impose other restrictions. The CFTC amendments and/or the rule proposals may affect the ability of the Funds to use swap agreements (as well as futures contracts and options on futures contracts or commodities) and may substantially increase regulatory compliance costs for the Advisor and the Funds. As of the date of this report, the ultimate impact of the CFTC amendments and/or the rule proposals on the Funds is uncertain. It is possible, however, that the amendments may adversely affect the Advisor’s ability to manage the Funds, may impair the Funds’ ability to achieve their investment objective and/or may result in reduced returns to Fund investors.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Advisor, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period. Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than ProShares USD Covered Bond and the ProShares German Sovereign / Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each Fund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2012 (Unaudited)

deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying securities or index. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Swap Agreements

Each Fund other than USD Covered Bond and the ProShares German Sovereign / Sub-Sovereign ETF may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to create an economic hedge against a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in the index, or to a component of the index.

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A Fund will not enter into any swap agreement unless the Advisor believes that the counterparty to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2012 (Unaudited)

value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•        Risks Associated with the Use of Derivatives

Certain Funds use investment techniques, such as investing in derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments), that may be considered aggressive. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The use of derivatives and aggressive investment techniques also exposes a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying its

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2012 (Unaudited)

benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

•        Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement of more than 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

•        Concentration Risk

The Funds will typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Correlation Risk

A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation.  Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial instruments not included in the benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing or reconstitution events may hinder a Fund’s ability to meet its daily investment objective on that day. Each geared Fund seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

•        Compounding Risk

Many of the Funds are “geared funds” in that each has an investment objective to match a multiple, the inverse or a multiple of the inverse of the performance of an index on a single day.  A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation.  These Funds are subject to all of the correlation risks described above.  In addition, because the Funds have a single day investment objective, for periods greater than a single day, the effect of compounding may cause the performance of a Fund to be either greater than or less than the index performance (or the inverse of the index performance over the period) times the stated multiple in the Fund’s objective.  As a result of compounding, inverse (-1x) Funds and leveraged Funds are unlikely to provide a simple multiple (e.g. -1x, -2x, 3x or -3x) of an index’s return over periods longer than a single day.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2012 (Unaudited)

•        Counterparty Risk

The Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline.

At August 31, 2012, the ProShares Ultra S&P500®, ProShares Ultra Russell3000, ProShares Ultra MidCap400, ProShares UltraPro QQQ®, ProShares UltraPro Dow30SM, ProShares UltraPro S&P500®, ProShares UltraPro MidCap400, ProShares UltraPro Russell2000, ProShares Ultra Russell1000 Value, ProShares Ultra Russell MidCap Value, ProShares Ultra Russell MidCap Growth, ProShares Ultra Russell2000 Value, ProShares Ultra Basic Materials, ProShares Ultra Nasdaq Biotechnology, ProShares Ultra Consumer Goods, ProShares Ultra Consumer Services, ProShares Ultra Technology, ProShares Ultra Telecommunications, ProShares UltraPro Financials, ProShares Ultra MSCI EAFE, ProShares Ultra MSCI Pacific ex-Japan, ProShares Ultra MSCI Mexico Investable Market, ProShares Ultra 20+ Year Treasury, ProShares Ultra High Yield, ProShares Ultra Investment Grade Corporate, ProShares UltraShort Basic Materials, ProShares UltraShort Semiconductors, ProShares Short FTSE China 25, ProShares UltraShort FTSE China 25, ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares Short 30 Year TIPS/TSY Spread and ProShares UltraPro Short 10 Year TIPS/TSY Spread Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•        Geographic Concentration Risk

Certain Funds that are exposed to particular foreign countries or geographic regions may be adversely affected by political, social, economic or regulatory events affecting those foreign countries or regions.  The performance of such Funds may be more volatile than a more geographically diversified fund.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•        Debt Instrument Risk

The Funds may invest in, or seek exposure to, debt instruments.  Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors.  In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  Such factors may cause the value of an investment in a Fund to change.

•        Breakeven Inflation Investing Risk

Certain Funds seek investment results, before fees and expenses, that track performance, a multiple of the performance, the inverse or an inverse multiple of the performance of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index.  The Dow Jones Credit Suisse 30-Year Inflation Breakeven Index tracks the performance of long positions in the most recently issued Treasury Inflation-Protected Securities (TIPS) bond of a particular maturity and duration-adjusted short positions in Treasury notes of the closest maturity. The difference in yield (or spread) between these instruments (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of inflation” (BEI) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (and the Funds) will fluctuate based on changes in the value of the underlying instruments, which will likely not be the same on a percentage basis as changes in the BEI. The Dow Jones Credit Suisse 30-Year Inflation Breakeven Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index over time, or that the Funds will retain any appreciation in value over extended periods of time, or that the returns of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the Funds will track or outpace the realized rate of inflation, or any price index or

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2012 (Unaudited)

measure of actual consumer price levels. It is possible that the returns of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the Funds will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the value of the Funds in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations.

5. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure, through the date the report was issued.

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis Mayberg
Louis Mayberg
President
October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis Mayberg
Louis Mayberg
President
October 29, 2012

By:
/s/ Charles Todd
Charles Todd
Treasurer
October 29, 2012